UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/29/20

Date of reporting period: 08/31/19

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2019 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2019

Asset Allocation Bond Fund

Core Plus Bond Fund

Emerging Country Debt Fund

High Yield Fund

Opportunistic Income Fund

U.S. Treasury Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019), which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q or Form N-PORT may be reviewed and copied, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	95.7%
Mutual Funds	4.0
Short-Term Investments	0.3
Other	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 95.7%

	U.S. Government — 95.7%

7,188,495	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (a)	7,296,911

23,938,534	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	24,221,772

45,715,407	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	47,446,061

48,867,151	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	50,153,324

25,128,484	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	26,149,420

53,758,698	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	61,461,848

14,035,877	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (a)	15,008,921

17,771,449	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (a)	19,233,219

42,742,328	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	52,610,231

	Total U.S. Government	303,581,707

	TOTAL DEBT OBLIGATIONS (COST $290,271,560)	303,581,707

	MUTUAL FUNDS — 4.0%

	United States — 4.0%

	Affiliated Issuers — 4.0%

2,545,838	GMO U.S. Treasury Fund	12,729,189

	TOTAL MUTUAL FUNDS (COST $12,729,189)	12,729,189

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

949,391	State Street Institutional Treasury Money Market Fund-Premier Class, 2.03% (b)	949,391

	TOTAL SHORT-TERM INVESTMENTS (COST $949,391)	949,391

	TOTAL INVESTMENTS — 100.0% (Cost $303,950,140)	317,260,287

	Other Assets and Liabilities (net) — 0.0%	31,366

	TOTAL NET ASSETS — 100.0%	$317,291,653

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 37.

2	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	73.7%
Short-Term Investments	25.6
Mutual Funds	15.3
Swap Contracts	0.6
Loan Participations	0.1
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Futures Contracts	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.4)
Other	(14.9)

	100.0%

Country/Region Summary‡	% of Investments
United States	83.9%
Canada	14.9
Sweden	11.9
New Zealand	11.4
Other Emerging	4.8	¥
Switzerland	2.7
Japan	1.7
United Kingdom	(6.0)
Australia	(12.2)
Euro Region	(13.1	)§

	100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

¥	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represents between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 48.1%

	United States — 48.1%

	Asset-Backed Securities — 7.4%

300,237	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.59%, due 12/11/40	307,537

28,970,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	30,423,370

2,900,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	3,056,447

2,210,000	Commercial Mortgage Trust, Series 13-WWP, Class B, 144A, 3.73%, due 03/10/31	2,344,743

5,360,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	5,714,216

375,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	385,115

100,000	Morgan Stanley Capital I Trust, Series 14-MP, Class C, 144A, Variable Rate, 3.69%, due 08/11/33	103,113

5,000,000	Morgan Stanley Capital I Trust, Series 14-MP, Class E, 144A, Variable Rate, 3.69%, due 08/11/33	5,155,656

	Total Asset-Backed Securities	47,490,197

	U.S. Government — 25.4%

7,407,000	U.S. Treasury Bond, 3.75%, due 11/15/43	10,025,201

45,764,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	58,676,241

27,733,000	U.S. Treasury Note, 1.75%, due 11/30/21	27,887,915

22,406,000	U.S. Treasury Note, 2.50%, due 05/15/24	23,507,920

27,877,000	U.S. Treasury Note, 2.00%, due 08/15/25	28,761,224

12,515,000	U.S. Treasury Note, 2.25%, due 02/15/27	13,216,035

	Total U.S. Government	162,074,536

	U.S. Government Agency — 15.3%

25,098,000	Federal National Mortgage Association, TBA, 2.50%, due 09/17/34	25,432,430

20,312,000	Federal National Mortgage Association, TBA, 3.00%, due 09/12/49	20,706,338

11,260,000	Federal National Mortgage Association, TBA, 3.50%, due 09/12/49	11,573,169

14,022,000	Federal National Mortgage Association, TBA, 4.00%, due 09/12/49	14,554,398

24,255,000	Government National Mortgage Association, TBA, 3.50%, due 09/19/49	25,198,671

	Total U.S. Government Agency	97,465,006

	TOTAL DEBT OBLIGATIONS (COST $291,307,790)	307,029,739

Shares / Par Value†		Description	Value ($)

		MUTUAL FUNDS — 44.7%

		United States — 44.7%

		Affiliated Issuers — 29.4%

	1,293,541	GMO Emerging Country Debt Fund, Class IV	35,831,081

	5,179,318	GMO Opportunistic Income Fund, Class VI	138,494,958

	2,739,927	GMO U.S. Treasury Fund	13,699,633

		Total Affiliated Issuers	188,025,672

		Exchange-Traded Fund — 15.3%

	758,862	iShares iBoxx $ Investment Grade Corporate Bond ETF	97,741,426

		TOTAL MUTUAL FUNDS (COST $277,648,762)	285,767,098

		SHORT-TERM INVESTMENTS — 22.7%

		Foreign Government Obligations — 22.5%

JPY	3,561,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/09/19	33,520,583

JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/17/19	52,715,386

JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/30/19	31,065,645

JPY	1,612,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/28/19	15,176,811

JPY	1,223,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/18/19	11,515,642

			143,994, 067

		Money Market Funds — 0.2%

	1,207,165	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (b)	1,207,165

		TOTAL SHORT-TERM INVESTMENTS (COST $142,671,539)	145,201,232

		TOTAL INVESTMENTS — 115.5% (Cost $711,628,091)	737,998,069

		Other Assets and Liabilities (net) — (15.5%)	(98,790,116)

		TOTAL NET ASSETS — 100.0%	$639,207,953

4	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
11/06/2019	BOA	AUD	4,820,000	USD	3,331,198	79,122
11/06/2019	GS	AUD	45,366,000	USD	31,095,749	487,093
11/04/2019	BCLY	BRL	3,318,400	USD	800,000	2,020
11/04/2019	MSCI	BRL	5,670,690	USD	1,410,000	46,362
09/04/2019	BOA	CAD	4,301,230	USD	3,230,000	(658)
09/04/2019	JPM	CHF	18,962,988	USD	19,010,000	(149,372)
09/17/2019	BOA	CHF	36,068,393	USD	36,594,499	109,784
09/17/2019	JPM	CHF	7,343,279	USD	7,530,000	101,960
10/04/2019	JPM	CHF	18,962,988	USD	19,246,879	34,125
10/11/2019	JPM	CLP	56,528,800	USD	80,000	1,632
10/11/2019	MSCI	CLP	2,752,199,000	USD	3,985,171	169,687
10/11/2019	BOA	COP	15,712,483,500	USD	4,789,525	232,557
09/13/2019	BOA	CZK	13,804,176	USD	600,000	15,178
09/13/2019	CITI	CZK	13,704,402	USD	590,000	9,405
09/13/2019	MSCI	CZK	56,917,612	USD	2,509,322	97,974
09/17/2019	BCLY	GBP	5,300,000	USD	6,698,282	245,568
09/17/2019	JPM	GBP	4,379,000	USD	5,536,795	205,391
09/13/2019	BCLY	HUF	155,990,396	USD	540,000	22,164
09/13/2019	BOA	HUF	850,624,665	USD	3,017,363	193,572
09/13/2019	JPM	HUF	152,842,217	USD	520,000	12,615
09/12/2019	BCLY	INR	61,627,600	USD	860,000	812
09/09/2019	BOA	JPY	283,509,945	USD	2,670,000	404
09/09/2019	JPM	JPY	3,561,000,000	USD	33,060,491	(470,718)
09/17/2019	MSCI	JPY	5,600,000,000	USD	51,995,769	(766,657)
09/30/2019	CITI	JPY	3,300,000,000	USD	30,824,376	(299,070)
10/28/2019	BOA	JPY	1,612,000,000	USD	14,928,276	(304,303)
11/18/2019	JPM	JPY	1,223,000,000	USD	11,572,360	(46)
09/10/2019	BCLY	KRW	4,625,064,890	USD	3,899,389	76,881
11/21/2019	BCLY	MXN	11,553,300	USD	570,000	999
09/04/2019	JPM	NOK	186,875,374	USD	20,760,426	252,165
10/08/2019	MSCI	NOK	20,469,156	USD	2,280,000	31,772
09/05/2019	GS	NZD	2,000,000	USD	1,304,280	44,035
09/05/2019	JPM	NZD	12,810,000	USD	8,445,111	373,239
09/05/2019	MSCI	NZD	11,230,000	USD	7,207,247	130,969
10/11/2019	BCLY	PEN	1,068,465	USD	323,601	9,351
10/11/2019	BOA	PEN	1,949,832	USD	590,000	16,528
09/09/2019	JPM	PHP	60,220,670	USD	1,150,817	(4,764)
09/13/2019	BOA	PLN	6,140,533	USD	1,580,000	37,226
09/13/2019	MSCI	PLN	9,092,058	USD	2,400,842	116,515
10/30/2019	BOA	RON	15,789,640	USD	3,718,359	49,921
10/24/2019	BCLY	RUB	48,182,400	USD	720,000	2,574
10/24/2019	BOA	RUB	66,827,600	USD	1,010,000	14,950
10/03/2019	BCLY	SEK	36,974,030	USD	3,930,000	155,286
11/06/2019	BCLY	SEK	30,470,155	USD	3,210,000	92,546
09/17/2019	BCLY	SGD	2,297,412	USD	1,682,938	27,203
09/17/2019	JPM	SGD	1,313,555	USD	970,000	23,327
09/13/2019	BCLY	THB	19,477,710	USD	630,000	(7,259)
09/11/2019	BCLY	TWD	123,315,030	USD	3,923,512	(16,265)
11/06/2019	GS	USD	6,867,423	AUD	10,110,000	(46,158)
11/04/2019	JPM	USD	1,305,730	BRL	4,977,218	(108,852)
09/04/2019	BOA	USD	15,180,000	CAD	20,382,850	129,583
09/04/2019	JPM	USD	14,909,274	CAD	19,986,893	102,904
09/04/2019	JPM	USD	19,193,308	CHF	18,962,988	(33,936)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
09/17/2019	BOA	USD	8,370,000	CHF	8,239,638	(35,256)
10/11/2019	BOA	USD	700,000	COP	2,243,850,000	(49,234)
09/13/2019	BCLY	USD	900,000	CZK	20,211,759	(43,717)
09/13/2019	BOA	USD	340,000	CZK	7,649,415	(15,928)
11/25/2019	CITI	USD	860,627	EUR	770,000	(9,061)
09/17/2019	BCLY	USD	11,756,675	GBP	9,660,000	4,310
09/17/2019	GS	USD	2,014,407	GBP	1,660,000	6,632
09/17/2019	MSCI	USD	13,615,364	GBP	10,860,000	(393,387)
11/26/2019	BCLY	USD	2,209,516	IDR	31,931,990,000	11,737
11/26/2019	JPM	USD	520,000	IDR	7,520,760,000	3,159
11/29/2019	BOA	USD	640,000	ILS	2,238,104	(3,533)
11/29/2019	MSCI	USD	1,558,506	ILS	5,453,211	(7,734)
09/12/2019	BCLY	USD	490,000	INR	33,841,360	(18,197)
09/12/2019	JPM	USD	3,354,959	INR	235,087,530	(77,462)
09/09/2019	GS	USD	6,470,000	JPY	696,915,502	92,319
09/09/2019	JPM	USD	1,375,426	JPY	147,757,784	15,896
09/10/2019	BCLY	USD	980,000	KRW	1,187,466,000	1,413
11/21/2019	BCLY	USD	1,006,199	MXN	20,215,655	(10,576)
09/04/2019	JPM	USD	21,350,000	NOK	186,875,374	(841,739)
10/08/2019	MSCI	USD	14,952,923	NOK	127,693,480	(927,721)
12/04/2019	JPM	USD	13,241,766	NOK	120,222,585	(26,499)
09/05/2019	BOA	USD	1,178,282	NZD	1,830,000	(25,158)
09/05/2019	GS	USD	1,680,762	NZD	2,592,000	(47,484)
09/05/2019	JPM	USD	3,723,669	NZD	5,650,000	(163,476)
09/05/2019	MSCI	USD	4,748,266	NZD	7,247,000	(181,766)
09/09/2019	BCLY	USD	630,000	PHP	32,882,220	981
09/13/2019	MSCI	USD	847,468	PLN	3,200,039	(43,476)
10/24/2019	BOA	USD	3,869,664	RUB	247,335,390	(186,891)
10/03/2019	BCLY	USD	2,550,000	SEK	24,254,708	(73,814)
10/03/2019	MSCI	USD	4,610,000	SEK	42,629,125	(257,952)
11/06/2019	BCLY	USD	29,312,169	SEK	281,360,179	(525,727)
09/13/2019	BCLY	USD	3,870,137	THB	120,178,472	61,781
09/13/2019	JPM	USD	570,000	THB	17,412,930	(296)
09/20/2019	BCLY	USD	3,818,673	TRY	23,472,237	181,603
09/11/2019	BCLY	USD	650,000	TWD	20,449,000	3,323
09/11/2019	JPM	USD	590,000	TWD	18,268,170	(6,352)
09/11/2019	MSCI	USD	650,000	TWD	20,124,845	(7,034)
10/30/2019	BCLY	USD	2,230,189	ZAR	31,755,978	(151,792)
10/30/2019	BCLY	ZAR	28,880,183	USD	1,870,000	(20,179)
10/30/2019	BOA	ZAR	16,180,537	USD	1,050,000	(9,000)

						$(2,229,946)

See accompanying notes to the financial statements.	5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
52	U.S. Long Bond (CBT)	December 2019	8,593,000	(27,741)
317	U.S. Treasury Note 2 Yr. (CBT)	December 2019	68,509,149	13,655
94	U.S. Treasury Note 5 Yr. (CBT)	December 2019	11,277,797	(844)
22	U.S. Treasury Note 10 Yr. (CBT)	December 2019	2,897,812	4,354
165	U.S. Treasury Ultra 10 Yr. (CBT)	December 2019	23,832,187	(45,574)
12	U.S. Ultra Bond (CBT)	December 2019	2,369,250	(8,136)

			$117,479,195	$(64,286)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month AUD BBSW	1.11%	AUD	7,370,000	09/18/2029	Semi-Annually	—	11,981	11,981
1.10%	6 Month AUD BBSW	AUD	72,258,000	09/18/2029	Semi-Annually	152,932	(70,331)	(223,263)
1.14%	6 Month AUD BBSW	AUD	4,369,000	09/18/2029	Semi-Annually	—	(16,222)	(16,222)
1.14%	6 Month AUD BBSW	AUD	64,745,000	09/18/2029	Semi-Annually	(157,474)	(236,179)	(78,705)
6 Month AUD BBSW	1.05%	AUD	9,610,000	09/18/2029	Semi-Annually	—	(20,110)	(20,110)
6 Month AUD BBSW	1.08%	AUD	6,920,000	09/18/2029	Semi-Annually	—	(2,293)	(2,293)
1.09%	6 Month AUD BBSW	AUD	15,495,600	09/18/2029	Semi-Annually	(2,326)	(2,953)	(627)
3 Month CAD LIBOR	1.68%	CAD	135,980,000	09/17/2029	Semi-Annually	617,336	1,057,875	440,539
3 Month CAD LIBOR	1.62%	CAD	8,420,000	09/17/2029	Semi-Annually	—	32,825	32,825
1.53%	3 Month CAD LIBOR	CAD	5,650,000	09/17/2029	Semi-Annually	—	12,662	12,662
3 Month CAD LIBOR	1.67%	CAD	10,120,000	09/17/2029	Semi-Annually	—	75,159	75,159
3 Month CAD LIBOR	1.58%	CAD	11,465,000	09/17/2029	Semi-Annually	—	10,715	10,715
3 Month CAD LIBOR	1.57%	CAD	11,465,000	09/17/2029	Semi-Annually	—	1,006	1,006
1.63%	3 Month CAD LIBOR	CAD	30,750,000	09/17/2029	Semi-Annually	(16,860)	(130,726)	(113,866)
3 Month CAD LIBOR	1.53%	CAD	3,560,000	09/17/2029	Semi-Annually	—	(7,978)	(7,978)
(0.68)%	6 Month CHF LIBOR	CHF	6,073,000	09/18/2029	Semi-Annually	—	53,371	53,371
(0.61)%	6 Month CHF LIBOR	CHF	6,350,000	09/18/2029	Semi-Annually	—	8,636	8,636
(0.60)%	6 Month CHF LIBOR	CHF	360,000	09/18/2029	Semi-Annually	—	12	12
6 Month CHF LIBOR	(0.64)%	CHF	18,726,000	09/18/2029	Semi-Annually	6,479	(80,114)	(86,593)
6 Month CHF LIBOR	(0.61)%	CHF	14,110,000	09/18/2029	Semi-Annually	—	(20,436)	(20,436)
(0.29)%	6 Month EURIBOR	EUR	5,750,000	09/19/2029	Semi-Annually	—	8,678	8,678
(0.30)%	6 Month EURIBOR	EUR	1,335,000	09/19/2029	Semi-Annually	—	3,458	3,458
(0.31)%	6 Month EURIBOR	EUR	1,995,000	09/19/2029	Semi-Annually	—	6,869	6,869
(0.31)%	6 Month EURIBOR	EUR	1,335,000	09/19/2029	Semi-Annually	—	4,293	4,293
(0.31)%	6 Month EURIBOR	EUR	1,045,000	09/19/2029	Semi-Annually	—	4,133	4,133

6	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	6 Month EURIBOR	EUR	61,170,000	09/19/2029	Semi-Annually	(229,976)	(394,809)	(164,833)
(0.25)%	6 Month EURIBOR	EUR	4,200,000	09/19/2029	Semi-Annually	—	(12,774)	(12,774)
(0.27)%	6 Month EURIBOR	EUR	4,200,000	09/19/2029	Semi-Annually	—	(2,740)	(2,740)
(0.24)%	6 Month EURIBOR	EUR	6,060,000	09/19/2029	Semi-Annually	—	(27,393)	(27,393)
0.65%	6 Month GBP LIBOR	GBP	40,800,000	09/19/2029	Semi-Annually	(183,623)	(164,174)	19,449
6 Month GBP LIBOR	0.66%	GBP	4,030,000	09/19/2029	Semi-Annually	—	21,508	21,508
6 Month GBP LIBOR	0.64%	GBP	4,030,000	09/19/2029	Semi-Annually	—	11,405	11,405
0.60%	6 Month GBP LIBOR	GBP	1,602,000	09/19/2029	Semi-Annually	—	3,212	3,212
0.60%	6 Month GBP LIBOR	GBP	1,602,000	09/19/2029	Semi-Annually	—	3,977	3,977
0.59%	6 Month GBP LIBOR	GBP	2,394,000	09/19/2029	Semi-Annually	—	6,514	6,514
0.58%	6 Month GBP LIBOR	GBP	1,380,000	09/19/2029	Semi-Annually	—	5,732	5,732
0.59%	6 Month GBP LIBOR	GBP	1,380,000	09/19/2029	Semi-Annually	—	4,661	4,661
0.59%	6 Month GBP LIBOR	GBP	1,380,000	09/19/2029	Semi-Annually	—	4,497	4,497
6 Month GBP LIBOR	0.61%	GBP	5,482,000	09/19/2029	Semi-Annually	—	(4,773)	(4,773)
3 Month NZD Bank Bill Rate	1.30%	NZD	132,921,000	09/18/2029	Quarterly	145,344	749,604	604,260
3 Month NZD Bank Bill Rate	1.23%	NZD	3,740,000	09/18/2029	Quarterly	—	6,365	6,365
3 Month SEK STIBOR	0.27%	SEK	170,300,000	09/18/2029	Quarterly	(8,486)	212,969	221,455
3 Month SEK STIBOR	0.30%	SEK	299,935,000	09/18/2029	Quarterly	66,056	455,399	389,343
3 Month SEK STIBOR	0.27%	SEK	105,700,000	09/18/2029	Quarterly	—	125,444	125,444
3 Month SEK STIBOR	0.16%	SEK	62,700,000	09/18/2029	Quarterly	—	2,457	2,457
3 Month SEK STIBOR	0.21%	SEK	72,200,000	09/18/2029	Quarterly	—	41,864	41,864
3 Month SEK STIBOR	0.25%	SEK	35,800,000	09/18/2029	Quarterly	—	37,009	37,009
3 Month SEK STIBOR	0.19%	SEK	104,900,000	09/18/2029	Quarterly	—	41,563	41,563
3 Month USD LIBOR	1.56%	USD	23,031,000	12/19/2029	Quarterly	(36,040)	398,567	434,607
1.43%	3 Month USD LIBOR	USD	6,820,000	12/19/2029	Quarterly	—	(34,588)	(34,588)
1.48%	3 Month USD LIBOR	USD	6,840,000	12/19/2029	Quarterly	—	(68,162)	(68,162)
1.41%	3 Month USD LIBOR	USD	9,645,000	12/19/2029	Quarterly	—	(34,846)	(34,846)
1.42%	3 Month USD LIBOR	USD	9,645,000	12/19/2029	Quarterly	—	(38,023)	(38,023)
1.38%	3 Month USD LIBOR	USD	3,737,000	12/19/2029	Quarterly	—	(1,192)	(1,192)
1.38%	3 Month USD LIBOR	USD	3,737,000	12/19/2029	Quarterly	—	(1,017)	(1,017)
1.39%	3 Month USD LIBOR	USD	3,736,000	12/19/2029	Quarterly	—	(3,126)	(3,126)

						$353,362	$2,049,461	$1,696,099

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 37.

See accompanying notes to the financial statements.	7

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	93.7%
Short-Term Investments	2.5
Loan Participations	1.3
Rights/Warrants	0.4
Loan Assignments	0.2
Swap Contracts	(0.0	)^
Written Options/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.0	)^
Reverse Repurchase Agreements	(0.2)
Other	2.1

	100.0%

Country/Region Summary‡	% of Investments
Other Emerging	15.8	%*
Mexico	12.5
Turkey	8.1
Indonesia	8.0
Russia	5.0
Oman	3.3
Argentina	3.2
Brazil	3.2
Ukraine	3.2
Tunisia	2.9
South Africa	2.5
Philippines	2.4
Saudi Arabia	2.1
Ecuador	2.0
Chile	1.8
Colombia	1.9
Pakistan	1.9
United States	1.9
Venezuela	1.9
China	1.8
Costa Rica	1.8
Egypt	1.8
Dominican Republic	1.7
Israel	1.6
Kazakhstan	1.6
Uruguay	1.5
Ivory Coast	1.2
Sri Lanka	1.2
Bahrain	1.1
Croatia	1.1

	100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.7%

		Albania — 1.0%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	41,979,027

		Angola — 0.3%

		Foreign Government Obligations

	12,700,000	Angolan Government International Bond, 144A, 9.38%, due 05/08/48	13,398,500

		Argentina — 2.5%

		Foreign Government Obligations

	5,400,000	Republic of Argentina, 7.50%, due 04/22/26	2,043,900

	23,100,000	Republic of Argentina, 6.88%, due 01/26/27	8,500,800

EUR	12,000,000	Republic of Argentina, 5.25%, due 01/15/28	4,616,009

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	1,917,848

EUR	17,641,371	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	7,597,964

	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	15,884,105

	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	5,379,762

EUR	109,130,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38	42,578,447

EUR	42,850,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38	16,482,997

		Total Argentina	105,001,832

		Armenia — 0.1%

		Foreign Government Obligations

	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,526,308

		Azerbaijan — 0.5%

		Foreign Government Agency — 0.2%

	7,450,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	8,800,313

		Foreign Government Obligations — 0.3%

	13,100,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	14,147,971

		Total Azerbaijan	22,948,284

		Bahrain — 0.6%

		Foreign Government Obligations

	22,550,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	26,094,578

Par Value†	Description	Value ($)

	Belarus — 0.1%

	Foreign Government Obligations

3,700,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	3,932,406

	Belize — 0.5%

	Foreign Government Obligations

35,228,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	21,367,984

	Bermuda — 0.1%

	Foreign Government Obligations

4,300,000	Bermuda Government International Bond, 144A, 4.75%, due 02/15/29	4,923,500

	Brazil — 2.0%

	Corporate Debt — 0.5%

19,000,000	MV24 Capital BV, 144A, 6.75%, due 06/01/34	19,224,200

	Foreign Government Agency — 0.8%

31,039,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	34,670,563

	Foreign Government Obligations — 0.7%

16,897,000	Republic of Brazil, 7.13%, due 01/20/37	21,923,857

6,340,000	Republic of Brazil, 5.63%, due 02/21/47	7,273,169

		29,197,026

	Total Brazil	83,091,789

	Cameroon — 0.1%

	Foreign Government Obligations

4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	4,885,313

	Chile — 1.1%

	Foreign Government Agency — 0.2%

8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	9,864,250

	Corporate Debt — 0.9%

4,300,000	Empresa Nacional del Petroleo, 144A, 5.25%, due 11/06/29	4,998,750

3,600,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	3,907,688

20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97(c)	28,575,400

		37,481,838

	Total Chile	47,346,088

	Colombia — 1.8%

	Foreign Government Agency — 1.4%

44,011,000	Ecopetrol SA, 7.38%, due 09/18/43	59,167,288

See accompanying notes to the financial statements.	9

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Colombia — continued

	Foreign Government Obligations — 0.4%

647,000	Colombia Government International Bond, 8.38%, due 02/15/27	772,680

7,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	10,059,562

3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (c)	6,080,000

		16,912,242

	Total Colombia	76,079,530

	Congo Republic (Brazzaville) — 1.5%

	Foreign Government Obligations

72,676,938	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	62,865,551

	Costa Rica — 1.7%

	Foreign Government Agency — 0.1%

5,500,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	4,566,719

	Foreign Government Obligations — 1.6%

26,400,000	Costa Rica Government International Bond, Reg S, 9.20%, due 08/26/26	29,607,286

36,631,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	37,352,172

		66,959,458

	Total Costa Rica	71,526,177

	Dominican Republic — 1.9%

	Asset-Backed Securities — 0.5%

17,872,348	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	19,123,412

	Foreign Government Obligations — 1.4%

17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	21,334,944

29,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	34,208,123

5,100,000	Dominican Republic International Bond, 144A, 6.40%, due 06/05/49	5,602,031

		61,145,098

	Total Dominican Republic	80,268,510

	Ecuador — 1.9%

	Foreign Government Obligations

18,900,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27	19,396,125

34,000,000	Ecuador Government International Bond, Reg S, 8.88%, due 10/23/27	33,617,500

7,300,000	Ecuador Government International Bond, Reg S, 7.88%, due 01/23/28	6,866,563

18,100,000	Ecuador Government International Bond, Reg S, 10.75%, due 01/31/29	19,570,625

	Total Ecuador	79,450,813

Par Value†		Description	Value ($)

		Egypt — 1.2%

		Foreign Government Obligations

	24,000,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	24,705,000

	23,400,000	Egypt Government International Bond, 144A, 8.70%, due 03/01/49	25,564,500

		Total Egypt	50,269,500

		El Salvador — 0.8%

		Foreign Government Obligations

	26,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	28,163,516

	5,300,000	El Salvador Government International Bond, 144A, 7.12%, due 01/20/50	5,409,312

		Total El Salvador	33,572,828

		Ethiopia — 0.1%

		Foreign Government Obligations

	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	4,358,909

		Gabon — 0.4%

		Foreign Government Obligations

	15,300,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	14,774,063

		Ghana — 0.9%

		Foreign Government Agency — 0.4%

	13,514,814	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	14,730,104

		Foreign Government Obligations — 0.5%

	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	21,765,090

		Total Ghana	36,495,194

		Greece — 0.2%

		Foreign Government Obligations

EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	7,539,691

		Grenada — 0.2%

		Foreign Government Obligations

	6,992,597	Grenada Government International Bond, Reg S, Step Up, 7.00%, due 05/12/30	6,642,967

		Guatemala — 0.6%

		Foreign Government Obligations

	16,195,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	20,871,307

	2,900,000	Republic of Guatemala, 144A, 6.13%, due 06/01/50	3,466,406

		Total Guatemala	24,337,713

10	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†		Description	Value ($)

		Honduras — 0.3%

		Foreign Government Obligations

	3,416,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	3,808,840

	6,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	7,221,294

		Total Honduras	11,030,134

		India — 0.1%

		Corporate Debt

	3,700,000	Delhi International Airport Ltd., 144A, 6.45%, due 06/04/29	3,877,057

		Indonesia — 5.4%

		Foreign Government Agency — 1.6%

	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	18,760,500

	8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	9,709,875

	8,800,000	Pertamina Persero PT, 144A, 6.50%, due 11/07/48	11,836,000

	6,100,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	7,907,125

	14,200,000	Perusahaan Listrik Negara PT, 144A, 6.25%, due 01/25/49	18,673,000

			66,886,500

		Foreign Government Obligations — 3.8%

	12,200,000	Indonesia Government International Bond, 4.75%, due 02/11/29	14,075,750

	24,000,000	Indonesia Government International Bond, 4.35%, due 01/11/48	27,300,000

	12,200,000	Indonesia Government International Bond, 5.35%, due 02/11/49	15,959,125

	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	60,085,013

	28,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	35,642,231

	6,000,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	7,558,125

			160,620,244

		Total Indonesia	227,506,744

		Iraq — 0.4%

		Foreign Government Obligations

	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	14,676,563

		Israel — 1.1%

		Foreign Government Agency

JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	28,008,660

	12,323,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,375,430

		Total Israel	45,384,090

Par Value†		Description	Value ($)

		Ivory Coast — 0.8%

		Foreign Government Obligations

	4,574,240	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	4,534,215

EUR	24,500,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	27,827,079

		Total Ivory Coast	32,361,294

		Jamaica — 0.6%

		Foreign Government Agency — 0.1%

	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,820,000

		Foreign Government Obligations — 0.5%

	16,875,000	Jamaica Government International Bond, 7.88%, due 07/28/45	21,900,586

		Total Jamaica	26,720,586

		Jordan — 0.5%

		Foreign Government Obligations

	21,450,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	22,308,000

		Kazakhstan — 1.2%

		Foreign Government Agency — 0.5%

	14,700,000	KazMunayGas National Co JSC, 144A, 6.38%, due 10/24/48	18,563,344

		Foreign Government Obligations — 0.7%

	21,299,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	31,043,292

		Total Kazakhstan	49,606,636

		Kenya — 0.5%

		Foreign Government Obligations

	21,000,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	21,656,250

		Malaysia — 0.2%

		Foreign Government Agency

	7,700,000	1MDB Global Investments Ltd, Reg S, 4.40%, due 03/09/23	7,372,750

		Mexico — 8.6%

		Foreign Government Agency — 4.1%

	5,000,000	Petroleos Mexicanos, 6.50%, due 01/23/29	5,046,875

	106,387,000	Petroleos Mexicanos, 6.75%, due 09/21/47	101,067,650

	69,851,000	Petroleos Mexicanos, 6.35%, due 02/12/48	64,210,532

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	5,698,000

			176,023,057

See accompanying notes to the financial statements.	11

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†		Description	Value ($)

		Mexico — continued
		Foreign Government Obligations — 4.5%

	102,178,000	United Mexican States, 5.75%, due 10/12/2110	120,857,415

GBP	50,396,000	United Mexican States, 5.63%, due 03/19/2114	68,488,823

			189,346,238

		Total Mexico	365,369,295

		Morocco — 0.4%

		Foreign Government Agency

	14,500,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	18,029,844

		Mozambique — 0.1%

		Foreign Government Obligations

	4,744,000	Mozambique International Bond, Reg S, 10.50%, due 01/18/23 (d) (e)	4,930,795

		Nigeria — 0.4%

		Foreign Government Obligations

	10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	10,343,516

	7,200,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	7,184,250

		Total Nigeria	17,527,766

		Oman — 2.3%

		Foreign Government Obligations

	33,800,000	Oman Government International Bond, 144A, 6.00%, due 08/01/29	33,588,750

	24,100,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	22,352,750

	43,700,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	41,091,656

		Total Oman	97,033,156

		Pakistan — 0.9%

		Foreign Government Obligations

	39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	39,809,263

		Panama — 0.9%

		Foreign Government Agency — 0.4%

	12,900,000	Aeropuerto Internacional de Tocumen SA, 144A, 6.00%, due 11/18/48	16,435,890

		Foreign Government Obligations — 0.5%

	7,951,000	Panama Government International Bond, 8.13%, due 04/28/34	11,210,910

	4,000,000	Panama Government International Bond, 4.30%, due 04/29/53	4,911,250

	4,200,000	Panama Notas del Tesoro, 144A, 3.75%, due 04/17/26	4,460,400

			20,582,560

		Total Panama	37,018,450

Par Value†		Description	Value ($)

		Papua New Guinea — 0.0%

		Foreign Government Obligations

	1,400,000	Papua New Guinea Government International Bond, 144A, 8.38%, due 10/04/28	1,470,000

		Paraguay — 0.1%

		Foreign Government Obligations

	3,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	3,756,563

		Peru — 1.1%

		Foreign Government Agency — 1.0%

	11,796,726	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	10,992,897

	25,895,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	31,573,773

			42,566,670

		Foreign Government Obligations — 0.1%

	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (c)	5,030,075

		Total Peru	47,596,745

		Philippines — 2.7%

		Foreign Government Agency

	9,000,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	19,571,261

	23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	30,872,500

	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	62,125,245

		Total Philippines	112,569,006

		Qatar — 0.3%

		Foreign Government Obligations

	11,000,000	Qatar Government International Bond, Reg S, 5.10%, due 04/23/48	14,674,688

		Romania — 0.2%

		Foreign Government Obligations

EUR	7,200,000	Romanian Government International Bond, 144A, 4.63%, due 04/03/49	10,133,787

		Russia — 4.1%

		Foreign Government Agency — 1.4%

	30,067,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	42,056,217

	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	16,352,531

			58,408,748

12	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†		Description	Value ($)

		Russia — continued

		Foreign Government Obligations — 2.7%

	49,600,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	56,048,000

	48,600,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	57,909,937

			113,957,937

		Total Russia	172,366,685

		Rwanda — 0.1%

		Foreign Government Obligations

	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,802,487

		Saudi Arabia — 1.5%

		Corporate Debt — 0.1%

	3,700,000	ACWA Power Management And Investments One Ltd, Reg S, 5.95%, due 12/15/39	4,066,531

		Foreign Government Obligations — 1.4%

	21,000,000	Saudi Government International Bond, 144A, 5.00%, due 04/17/49	26,250,000

	26,100,000	Saudi Government International Bond, 144A, 5.25%, due 01/16/50	33,734,250

			59,984,250

		Total Saudi Arabia	64,050,781

		Senegal — 0.3%

		Foreign Government Obligations

	14,400,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	13,752,000

		South Africa — 1.8%

		Foreign Government Agency — 0.5%

	9,100,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	9,350,250

	8,500,000	Eskom Holdings SOC, Ltd., 144A, 8.45%, due 08/10/28	9,312,812

ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,552,765

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,196,760

			22,412,587

		Foreign Government Obligations — 1.3%

	21,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	22,812,125

	28,300,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	32,120,500

			54,932,625

		Total South Africa	77,345,212

Par Value†		Description	Value ($)

		Sri Lanka — 1.1%

		Foreign Government Obligations

	14,500,000	Sri Lanka Government International Bond, 144A, 6.75%, due 04/18/28	13,847,500

	11,100,000	Sri Lanka Government International Bond, 144A, 7.55%, due 03/28/30	11,100,000

	9,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	9,172,700

	10,844,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	10,162,861

		Total Sri Lanka	44,283,061

		SupraNational — 0.3%

		Corporate Debt

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	12,307,037

		Suriname — 0.3%

		Foreign Government Obligations

	16,178,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	14,418,643

		Trinidad And Tobago — 0.4%

		Foreign Government Agency

	4,792,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	4,875,860

	11,361,000	Trinidad Petroleum Holdings Ltd, 144A, 9.75%, due 06/15/26	12,864,202

		Total Trinidad And Tobago	17,740,062

		Tunisia — 1.8%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	56,138,028

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	18,761,002

		Total Tunisia	74,899,030

		Turkey — 6.9%

		Corporate Debt — 0.3%

	12,940,000	Akbank Turk AS, Reg S, Variable Rate, 6.80%, due 04/27/28	10,800,856

		Foreign Government Agency — 1.4%

	5,000,000	Export Credit Bank of Turkey, Reg S, 6.13%, due 05/03/24	4,690,625

	10,950,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	10,539,375

	11,078,000	QNB Finansbank AS, 144A, 6.88%, due 09/07/24	11,327,947

	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	4,550,000

See accompanying notes to the financial statements.	13

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†		Description	Value ($)

		Turkey — continued

		Foreign Government Agency — continued

	11,200,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	10,375,121

	19,700,000	Turkiye Vakiflar Bankasi TAO, 144A, 8.13%, due 03/28/24	19,256,750

			60,739,818

		Foreign Government Obligations — 5.2%

	39,600,000	Republic of Turkey, 7.63%, due 04/26/29	40,639,500

	30,744,000	Republic of Turkey, 6.75%, due 05/30/40	28,697,603

	83,302,000	Republic of Turkey, 6.00%, due 01/14/41	71,093,051

	38,100,000	Republic of Turkey, 6.63%, due 02/17/45	34,504,312

	57,013,000	Republic of Turkey, 5.75%, due 05/11/47	46,715,027

			221,649,493

		Total Turkey	293,190,167

		Ukraine — 2.9%

		Foreign Government Agency — 0.3%

	8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	8,572,859

	5,100,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	5,393,250

			13,966,109

		Foreign Government Obligations — 2.6%

EUR	7,500,000	Ukraine Government International Bond, 144A, 6.75%, due 06/20/26	8,984,731

	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	6,271,798

	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	6,371,112

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	6,999,855

	8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	9,185,950

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,996,562

	15,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	15,920,140

	6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	7,272,554

	35,900,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/28	42,317,125

			110,319,827

		Total Ukraine	124,285,936

		United States — 16.5%

		Asset-Backed Securities — 0.4%

	2,789,650	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 2.44%, due 12/15/35	2,448,965

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,406,085	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 2.44%, due 12/15/35	1,367,877

1,979,924	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 2.40%, due 05/15/36	1,889,182

9,733,238	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 2.30%, due 11/25/36	4,797,882

9,863,014	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 2.37%, due 11/25/36	4,920,023

5,303,175	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 2.51%, due 04/25/37	2,871,794

		18,295,723

	Corporate Debt — 0.1%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	548,234

1,649,828	AMBAC LSNI LLC, 144A, Variable Rate, 3 mo. LIBOR + 5.00%, 7.32%, due 02/12/23	1,674,575

		2,222,809

	U.S. Government — 16.0%

30,000,000	U.S. Treasury Bond, 3.00%, due 02/15/47	36,667,969

79,218,300	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (g)	78,691,547

28,500,000	U.S. Treasury Note, 1.63%, due 12/31/19	28,466,601

40,000,000	U.S. Treasury Note, 1.38%, due 01/31/20	39,906,250

57,000,000	U.S. Treasury Note, 1.38%, due 02/29/20	56,848,594

22,000,000	U.S. Treasury Note, 1.38%, due 03/31/20	21,934,687

35,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	34,825,000

30,000,000	U.S. Treasury Note, 2.38%, due 04/30/20	30,096,094

14,000,000	U.S. Treasury Note, 2.50%, due 08/15/49	14,888,672

95,000,000	U.S. Treasury Note, Variable Rate, USBMMY3M 1.96%, due 01/31/20	94,936,277

51,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.99%, due 04/30/20	51,458,207

46,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20 (d) (f)	45,946,507

143,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.00%, due 10/31/20	143,245,270

		677,911,675

	Total United States	698,430,207

14	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Uruguay — 1.2%

	Foreign Government Obligations

42,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	52,521,831

	Uzbekistan — 0.2%

	Foreign Government Obligations

7,200,000	Republic of Uzbekistan Bond, 144A, 5.38%, due 02/20/29	7,924,500

	Venezuela — 2.2%

	Foreign Government Agency — 1.1%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (e)	16,719,750

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (e)	22,000,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (e)	7,745,875

		46,465,625

	Foreign Government Obligations — 1.1%

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (e)	1,015,000

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (e)	2,759,060

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (e)	5,307,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (e)	3,443,750

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (e)	25,054,985

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (e)	9,961,500

		47,541,295

	Total Venezuela	94,006,920

	Vietnam — 0.6%

	Foreign Government Agency — 0.5%

25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	18,703,225

	Foreign Government Obligations — 0.1%

6,428,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 3.50%, due 03/13/28 (c)	5,592,360

	Total Vietnam	24,295,585

	Zambia — 0.3%

	Foreign Government Obligations

3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	2,367,000

14,900,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	9,969,031

	Total Zambia	12,336,031

	TOTAL DEBT OBLIGATIONS (COST $3,996,797,541)	3,962,052,692

Par Value†		Description	Value ($)

		LOAN ASSIGNMENTS — 0.2%

		Indonesia — 0.0%

	136,023	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + 0.75%, 2.69%, due 12/16/19 (c)	126,012

EUR	377,334	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21 (b)	392,788

		Total Indonesia	518,800

		Kenya — 0.2%

	7,300,000	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25 (b)	7,483,636

		TOTAL LOAN ASSIGNMENTS (COST $7,884,573)	8,002,436

		LOAN PARTICIPATIONS — 1.3%

		Angola — 0.9%

	15,637,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.94%, due 12/13/23 (c)	15,481,125

	5,708,813	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.94%, due 12/20/23 (c)	5,651,724

	15,833,333	Republic of Angola Loan agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	15,041,667

		Total Angola	36,174,516

		Egypt — 0.0%

CHF	40,326	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	39,286

		Indonesia — 0.0%

	782,239	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.56%, due 09/29/19 (c)	724,666

	99,875	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.56%, due 10/14/19 (c)	92,525

		Total Indonesia	817,191

		Iraq — 0.4%

EUR	951,289	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	791,396

JPY	2,463,336,397	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	13,234,942

See accompanying notes to the financial statements.	15

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value† / Shares		Description	Value ($)

		Iraq — continued

JPY	321,860,542	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,729,353

JPY	136,806,132	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	731,582

		Total Iraq	16,487,273

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (e)	2

		TOTAL LOAN PARTICIPATIONS (COST $73,111,458)	53,518,268

		MUTUAL FUNDS — 1.8%

		United States — 1.8%

		Affiliated Issuers

	14,838,144	GMO U.S. Treasury Fund	74,190,722

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,190,722

		RIGHTS/WARRANTS — 0.4%

		Argentina — 0.1%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (g)	2,762,102

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (c) (g)	452,885

		Total Argentina	3,214,987

		Nigeria — 0.0%

	28,000	Central Bank of Nigeria Oil Warrants, Reg S, Variable Rate, Expires 11/15/20 (c) (g)	870,334

		Ukraine — 0.3%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (g)	12,640,250

		Uruguay — 0.0%

	4,000,000	Banco Central Del Uruguay Value Recovery Rights, Variable Rate, Expires 01/02/21 (b) (g)	—

		Venezuela — 0.0%

	1,080,062	Republic of Venezuela Oil Warrants, Expires 04/15/20 (c) (e) (g)	1,080,062

		TOTAL RIGHTS/WARRANTS (COST $55,515,265)	17,805,633

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.7%

	Money Market Funds — 0.4%

15,683,856	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (h)	15,683,856

	U.S. Government — 0.3%

15,000,000	U.S. Treasury Note, 1.25%, due 02/29/20	14,951,367

	TOTAL SHORT-TERM INVESTMENTS (COST $30,600,180)	30,635,223

	TOTAL INVESTMENTS — 98.1% (Cost $4,238,205,447)	4,146,204,974

	Other Assets and Liabilities (net) — 1.9%	81,999,588

	TOTAL NET ASSETS — 100.0%	$4,228,204,562

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/21/2019	JPM	EUR	19,297,600	USD	21,540,753	253,458
10/21/2019	MSCI	GBP	50,411,000	USD	61,230,461	(231,534)
09/12/2019	JPM	USD	9,671,367	ARS	500,000,000	(1,521,242)
10/21/2019	MSCI	USD	13,954,722	JPY	1,500,000,000	212,848

						$(1,286,470)

16	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Reverse Repurchase Agreements(i)

Face Value		Description	Value ($)

USD	4,864,473	JP Morgan Securities, Inc, 1.25%, dated 08/05/19 (collateral: Mozambique International Bond, Reg S, 10.50%, due 01/18/23), to be repurchased on demand at face value plus accrued interest.	(4,864,473)

USD	5,381,971	JP Morgan Securities, Inc, 1.75%, dated 08/01/19 (collateral: Republic of Suriname, Reg S, 9.25%, due 10/26/26), to be repurchased on demand at face value plus accrued interest.	(5,381,971)

			$(10,246,444)

		Average balance outstanding	$(34,127,868)

		Average interest rate (net)	(1.99)%

		Maximum balance outstanding	$(69,681,984)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(361,333)	(233,743)

Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(587,500)	205,034

Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(947,472)	(1,589,539)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(38,551)	44,406

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	(861,874)	391,294

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	(3,043,333)	111,738

					$(5,840,063)	$(1,070,810)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	199,000,000	1.00%	2.12%	N/A	06/20/2024	Quarterly	$6,218,750	$10,300,240	$4,081,490

See accompanying notes to the financial statements.	17

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	1.99%	N/A		12/20/2020	Quarterly	7,730,397	739,001	(6,991,396)
Petrobras Global Finance BV	CITI	USD	53,000,000	1.00%	2.05%	N/A		06/20/2024	Quarterly	2,755,224	2,052,436	(702,788)
Republic of Argentina	BOA	USD	2,500,000	5.00%	12.07%	N/A		06/20/2024	Quarterly	359,815	1,521,453	1,161,638
Republic of Argentina	CITI	USD	10,000,000	5.00%	12.07%	N/A		06/20/2024	Quarterly	1,476,727	6,085,812	4,609,085
Commonwealth of Bahamas	DB	EUR	55,770,291	1.00%	5.37%	N/A		06/20/2025	Quarterly	7,903,309	3,344,138	(4,559,171)
United States of Mexico	GS	USD	20,000,000	1.00%	1.98%	N/A		06/20/2029	Quarterly	1,589,641	1,466,137	(123,504)
United States of Mexico	GS	USD	20,000,000	1.00%	2.17%	N/A		09/20/2031	Quarterly	2,640,655	1,930,739	(709,916)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	1.99%	61,270,000	USD	12/20/2020	Quarterly	(7,515,364)	(782,193)	6,733,171
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	2.34%	3,487,000	USD	06/20/2023	Quarterly	(641,463)	(165,094)	476,369
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	2.34%	6,975,000	USD	06/20/2023	Quarterly	(1,263,915)	(330,235)	933,680
Republic of Croatia	JPM	USD	40,000,000	1.00%	0.70%	40,000,000	USD	06/20/2023	Quarterly	(6,395,816)	576,607	6,972,423
Peoples Republic of China	JPM	USD	4,873,000	1.00%	0.59%	4,873,000	USD	06/20/2024	Quarterly	3,073	121,519	118,446
Peoples Republic of China	JPM	USD	60,000,000	1.00%	0.59%	60,000,000	USD	06/20/2024	Quarterly	(2,413,417)	1,496,237	3,909,654
Peoples Republic of China	GS	USD	25,000,000	1.00%	0.69%	25,000,000	USD	03/20/2025	Quarterly	(744,727)	582,766	1,327,493
Commonwealth of Bahamas	DB	USD	74,745,714	1.00%	5.30%	74,745,714	USD	06/20/2025	Quarterly	(8,891,823)	(3,896,255)	4,995,568
Indonesia	GS	USD	36,208,000	1.00%	1.38%	36,208,000	USD	06/20/2025	Quarterly	(3,153,880)	(210,640)	2,943,240
Indonesia	GS	USD	10,000,000	1.00%	1.38%	10,000,000	USD	06/20/2025	Quarterly	(961,768)	(58,175)	903,593
Peoples Republic of China	GS	USD	22,436,000	1.00%	0.72%	22,436,000	USD	06/20/2025	Quarterly	(590,310)	510,906	1,101,216
Republic of Brazil	BOA	USD	4,873,000	1.00%	2.16%	4,873,000	USD	12/20/2025	Quarterly	(726,704)	(191,494)	535,210
Russia	GS	USD	2,436,000	1.00%	1.60%	2,436,000	USD	12/20/2025	Quarterly	(238,041)	(36,033)	202,008
Russia	GS	USD	8,487,000	1.00%	1.72%	8,487,000	USD	12/20/2026	Quarterly	(1,059,663)	(206,635)	853,028
Republic of Malaysia	CITI	USD	17,200,000	1.00%	1.17%	17,200,000	USD	12/20/2028	Quarterly	(845,599)	93,970	939,569
Republic of Brazil	JPM	USD	40,000,000	1.00%	2.65%	40,000,000	USD	03/20/2030	Quarterly	(5,674,358)	(4,184,892)	1,489,466

										$(16,658,007)	$10,460,075	$27,118,082

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

18	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

OTC Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	JPM	EUR	122,436,000	09/11/2020	Quarterly	$—	$3,660,656	$3,660,656

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	$—	$(6,592,720)	$(6,592,720)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(1.53)%	6 Month EURIBOR	EUR	18,000,000	03/20/2048	Annual	—	(8,414,141)	(8,414,141)
1.76%	6 Month GBP LIBOR	GBP	24,493,000	12/16/2048	Semi-Annual	—	(9,005,686)	(9,005,686)

						$—	$(17,419,827)	$(17,419,827)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on JPEICORE Index Short Swap	3 Month USD LIBOR plus a spread of 0.45%	JPM	USD	24,000,001	10/23/2019	Monthly	—	(254,256)	(254,256)
Total Return on JPEICORE Index Short Swap	3 Month USD LIBOR plus a spread of 0.45%	JPM	USD	36,000,003	11/08/2019	Monthly	—	(270,814)	(270,814)

							$—	$(525,070)	$(525,070)

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	Security is backed by U.S. Treasury Bonds.
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).
(e)	Security is in default.
(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(g)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).
(h)	The rate disclosed is the 7 day net yield as of August 31, 2019.
(i)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 37.

See accompanying notes to the financial statements.	19

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	58.8%
Short-Term Investments	21.1
Mutual Funds	19.6
Swap Contracts	1.9
Futures Contracts	0.0 ^
Forward Currency Contracts	(0.1)
Reverse Repurchase Agreements	(1.4)
Other	0.1

100.0%

Industry Group Summary¤	% of Investments
Communications	21.1%
Consumer Cyclical	14.9
Consumer Non-Cyclical	13.2
Energy	11.9
Capital Goods	8.0
Technology	7.2
Basic Industry	5.7
Finance Companies	5.6
Industrial Other	2.0
Electric	1.8
Cash / Cash Equivalents	1.7
REITS	1.6
Insurance	1.3
Banking	1.1
Financial Other	1.0
Utilities Other	1.0
Transportation	0.9

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/ (depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

^	Rounds to 0.0%.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 58.8%

	Canada — 0.6%

	Corporate Debt — 0.6%

375,000	MEG Energy Corp., 144A, 6.50%, due 01/15/25	376,875

1,000,000	Tervita Corp., 144A, 7.63%, due 12/01/21	1,015,000

	Total Canada	1,391,875

	Germany — 0.5%

	Corporate Debt — 0.5%

1,208,000	Deutsche Bank AG, 4.50%, due 04/01/25	1,141,270

	Italy — 0.7%

	Corporate Debt — 0.7%

1,375,000	Telecom Italia SpA, 144A, 5.30%, due 05/30/24	1,471,250

	United States — 57.0%

	Corporate Debt — 22.6%

750,000	Acadia Healthcare Co., Inc., 6.13%, due 03/15/21	751,875

750,000	ACCO Brands Corp., 144A, 5.25%, due 12/15/24	769,688

1,250,000	ADT Security Corp. (The), 4.13%, due 06/15/23	1,269,922

875,000	Alcoa Nederland Holding BV, 144A, 6.13%, due 05/15/28	910,000

1,000,000	Amsted Industries, Inc., 144A, 5.63%, due 07/01/27	1,067,500

2,500,000	Antero Resources Corp., 5.63%, due 06/01/23 (a)	2,306,250

1,000,000	Berry Global, Inc., 144A, 4.88%, due 07/15/26	1,050,000

1,000,000	Brinker International, Inc., 144A, 5.00%, due 10/01/24	1,030,000

2,455,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,479,550

375,000	CDK Global, Inc., 144A, 5.25%, due 05/15/29	387,188

1,000,000	CEC Entertainment, Inc., 8.00%, due 02/15/22	950,000

1,125,000	CF Industries, Inc., 4.95%, due 06/01/43	1,105,312

825,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21	825,000

1,000,000	Clean Harbors, Inc., 144A, 4.88%, due 07/15/27	1,057,500

825,000	Denbury Resources, Inc., 144A, 9.00%, due 05/15/21	750,750

500,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.38%, due 08/15/26	525,000

875,000	EnLink Midstream Partners LP, 4.40%, due 04/01/24	866,250

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	955,000

875,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	743,750

750,000	Genworth Holdings, Inc., 7.20%, due 02/15/21	770,625

1,125,000	Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26 (a)	1,113,750

1,000,000	Graphic Packaging International LLC, 144A, 4.75%, due 07/15/27	1,050,000

750,000	HAT Holdings I LLC / HAT Holdings II LLC, 144A, REIT, 5.25%, due 07/15/24	790,125

750,000	Hologic, Inc., 144A, 4.63%, due 02/01/28	775,312

750,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.38%, due 12/15/25	794,062

875,000	Ingles Markets, Inc., 5.75%, due 06/15/23	892,500

1,000,000	Mack-Cali Realty LP, REIT, 4.50%, due 04/18/22	1,004,469

750,000	Navient Corp., 5.50%, due 01/25/23	787,725

875,000	Nielsen Finance LLC / Nielsen Finance Co., 144A, 5.00%, due 04/15/22	879,375

625,000	Nuance Communications, Inc., 5.63%, due 12/15/26	658,594

1,250,000	NuStar Logistics LP, 6.75%, due 02/01/21	1,303,125

750,000	NuStar Logistics LP, 5.63%, due 04/28/27	780,000

1,625,000	Pitney Bowes, Inc., 4.70%, due 04/01/23	1,543,750

825,000	Pyxus International, Inc., 144A, 8.50%, due 04/15/21	831,187

375,000	QEP Resources, Inc., 5.25%, due 05/01/23	328,125

1,154,000	Quebecor Media, Inc., 5.75%, due 01/15/23	1,249,586

1,500,000	Quicken Loans, Inc., 144A, 5.25%, due 01/15/28	1,556,250

500,000	RR Donnelley & Sons Co., 7.88%, due 03/15/21	500,000

500,000	Senior Housing Properties Trust, REIT, 4.75%, due 02/15/28	501,520

375,000	Sensata Technologies BV, 144A, 5.00%, due 10/01/25	397,500

1,000,000	Sirius XM Radio, Inc., 144A, 5.38%, due 07/15/26	1,056,250

1,125,000	Steel Dynamics, Inc., 5.25%, due 04/15/23	1,143,000

1,500,000	T-Mobile USA, Inc., 5.38%, due 04/15/27	1,622,820

875,000	TerraForm Power Operating LLC, 144A, 4.25%, due 01/31/23	896,569

1,000,000	Triumph Group, Inc., 4.88%, due 04/01/21	987,500

875,000	United Airlines Holdings, Inc., 4.88%, due 01/15/25	916,562

625,000	Urban One, Inc., 144A, 7.38%, due 04/15/22	623,438

1,000,000	VeriSign, Inc., 4.75%, due 07/15/27	1,057,500

2,125,000	Wyndham Destinations, Inc., 5.40%, due 04/01/24	2,230,586

See accompanying notes to the financial statements.	21

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	Corporate Debt — continued

750,000	Xerox Corp., 4.13%, due 03/15/23	763,125

	Total Corporate Debt	49,605,465

	U.S. Government — 26.6%

11,500,000	U.S. Treasury Note, 1.38%, due 03/31/20	11,465,859

6,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	5,970,000

11,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.99%, due 04/30/20 (b)	11,740,465

16,300,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20	16,281,045

12,992,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.00%, due 10/31/20	12,968,937

	Total U.S. Government	58,426,306

	U.S. Government Agency — 7.8%

17,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 2.19%, due 12/26/19	16,999,189

	Total United States	125,030,960

	TOTAL DEBT OBLIGATIONS (COST $128,005,631)	129,035,355

	MUTUAL FUNDS — 19.6%

	United States — 19.6%

	Affiliated Issuers — 6.1%

2,692,218	GMO U.S. Treasury Fund	13,461,091

	Exchange-Traded Fund — 13.5%

339,950	iShares iBoxx $ High Yield Corporate Bond ETF	29,630,042

	Total United States	43,091,133

	TOTAL MUTUAL FUNDS (COST $43,070,736)	43,091,133

Par Value† / Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 21.0%

		Foreign Government Obligations — 19.5%

JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/24/19	16,295,040

JPY	680,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/07/19	6,401,565

JPY	407,750,000	Japan Treasury Discount Bill, Zero Coupon, due 10/15/19	3,838,706

JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/18/19	16,298,918

		Total Foreign Government Obligations	42,834,229

		Money Market Funds — 0.2%

	444,247	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (c)	444,247

		U.S. Government — 1.3%

	350,000	U.S. Treasury Bill, 1.83%, due 10/01/19 (d)	349,441

	580,500	U.S. Treasury Bill, 1.79%, due 10/03/19 (d)	579,536

	2,040,000	U.S. Treasury Bill, 1.81%, due 10/08/19 (d)	2,036,070

		Total U.S. Government	2,965,047

		TOTAL SHORT-TERM INVESTMENTS (COST $45,907,121)	46,243,523

		TOTAL INVESTMENTS — 99.4% (Cost $216.983,488)	218,370,011

		Other Assets and Liabilities (net) — 0.6%	1,216,076

		TOTAL NET ASSETS — 100.0%	$219,586,087

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
09/24/2019	JPM	JPY	1,731,000,000	USD	16,212,888	(105,191)
10/07/2019	BOA	JPY	680,000,000	USD	6,316,228	(100,368)
10/15/2019	JPM	JPY	407,750,000	USD	3,789,957	(59,709)
11/18/2019	JPM	JPY	1,731,000,000	USD	16,379,195	(65)

						$(265,333)

22	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts+	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
45	U.S. Treasury Note 10 Yr. (CBT)	December 2019	5,927,344	8,027
52	U.S. Treasury Note 2 Yr. (CBT)	December 2019	11,238,094	2,240
71	U.S. Treasury Note 5 Yr. (CBT)	December 2019	8,518,336	(638)

			$25,683,774	$9,629

Sales
5	U.S. Long Bond (CBT)	December 2019	$826,250	$(1,881)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements(e)

Face Value		Description	Value ($)

USD	942,293	Barclays Bank plc, 1.50%, dated 08/22/19 (collateral: Antero Resources Corp., 5.63%, due 06/01/23), to be repurchased on demand at face value plus accrued interest.	(942,293)

USD	2,032,684	Barclays Bank plc, 2.00%, dated 08/15/19 (collateral: Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26), to be repurchased on demand at face value plus accrued interest.	(2,032,684)

			$(2,974,977)

		Average balance outstanding	$(1,640,532)

		Average interest rate (net)	0.88%

		Maximum balance outstanding	$(2,977,139)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX-NAHYS32V1-5Y	USD	40,131,630	5.00%	3.93%	$40,131,630	06/20/2024	Quarterly	$2,848,791	$2,691,067	$(157,724)

See accompanying notes to the financial statements.	23

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
Frontier Communications	BOA	USD	1,250,000	5.00%	20.36%	$1,250,000	12/20/2019	Quarterly	$(118,750)	$(279,810)	$(161,060)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	56,399,999	09/20/2019	Quarterly	—	1,007,326	1,007,326
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	MORD	USD	5,510,000	09/20/2019	Quarterly	—	184,752	184,752
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	GS	USD	22,720,001	09/20/2019	Quarterly	—	658,392	658,392
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	510,003	12/20/2019	Quarterly	(2,096)	3,029	5,125
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	2,100,000	12/20/2019	Quarterly	(9,746)	(8,071)	1,675

							$(11,842)	$1,845,428	$1,857,270

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse purchase agreements (Note 2).
(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2019.
(d)	The rate shown represents yield-to-maturity.
(e)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 37.

24	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	94.1%
Short-Term Investments	1.7
Swap Contracts	1.4
Mutual Funds	1.1
Purchased Options	0.0	^
Futures Contracts	0.0	^
Forward Currency Contracts	0.0	^
Written Options	0.0	^
Other	1.7

	100.0%

Industry Sector Summary	% of Debt Obligations
Student Loans – Private	22.3%
Collateralized Loan Obligations	17.2
Small Balance Commercial Mortgages	15.2
Commercial Mortgage-Backed Securities	13.2
Residential Mortgage-Backed Securities – Other	13.0
Student Loans – Federal Family Education Loan Program	6.1
Residential Mortgage-Backed Securities – Prime	4.3
U.S. Government Agency	3.4
Residential Mortgage-Backed Securities – Subprime	2.0
Residential Mortgage-Backed Securities – Alt-A	1.4
CMBS Collateralized Debt Obligations	1.4
Time Share	0.4
Auto Retail Subprime	0.1

	100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 94.1%

	Asset-Backed Securities — 90.9%

	Auto Retail Subprime — 0.1%

1,049,647	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	1,059,240

	CMBS Collateralized Debt Obligations — 1.3%

1,236,331	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	1,258,500

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,520,260

3,006,791	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.39%, 2.67%, due 01/20/37 (a)	2,916,587

4,934,158	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.36%, due 03/21/46	4,317,388

	Total CMBS Collateralized Debt Obligations	12,012,735

	Collateralized Loan Obligations — 16.2%

15,972,461	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 3.84%, due 05/01/27	16,001,947

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 4.20%, due 10/17/26	1,881,205

857,300	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.26%, due 01/25/29	857,305

4,222,400	Catamaran CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.80%, 4.06%, due 01/27/28	4,113,382

2,034,186	CIFC Funding Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.78%, 3.08%, due 04/15/27	2,029,196

5,510,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.40%, due 01/20/30	5,474,653

4,161,000	ECP CLO Ltd., Series 15-7A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 3.42%, due 04/22/30	4,119,032

1,259,600	Garrison BSL CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 3.95%, due 07/17/28	1,250,404

11,360,000	Garrison BSL CLO Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.97%, 3.27%, due 07/17/28	11,247,275

9,319,200	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 5.16%, due 08/15/23	9,383,018

1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 4.63%, due 07/20/26	1,468,775

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

12,484,500	Mountain View CLO Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.42%, due 07/15/31	12,352,439

7,535,964	Newfleet CLO Ltd., Series 16-1A, Class CR,144A, Variable Rate, 3 mo. LIBOR + 2.00%, 4.28%, due 04/20/28	7,386,782

8,750,133	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.06%, due 11/15/26	8,753,046

2,015,360	Saranac CLO III Ltd, Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.44%, due 06/22/30	2,011,569

8,464,000	Sound Point CLO II Ltd., Series 13-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.07%, 3.34%, due 01/26/31	8,376,592

3,328,000	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.30%, due 04/15/31	3,284,353

4,993,200	Venture CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.40%, due 07/18/31	4,965,533

5,200,000	Venture XII CLO Ltd., Series 12-12A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 3.34%, due 02/28/26	5,180,765

1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 4.18%, due 07/25/26	1,568,911

1,822,022	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.16%, 3.46%, due 07/17/26	1,824,722

7,946,500	Z Capital Credit Partners CLO Ltd., Series 15-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.85%, 4.17%, due 07/16/27	7,728,424

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 3.80%, due 04/15/28	6,711,525

20,250,000	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.45%, due 04/15/28	20,228,494

1,918,200	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.25%, due 04/15/29	1,899,977

	Total Collateralized Loan Obligations	150,099,324

	Commercial Mortgage-Backed Securities — 13.7%

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	7,977,334

6,334,436	Commercial Mortgage Trust, Series 15-CR25, Class A4, 3.76%, due 08/10/48	6,905,215

7,000,000	Commercial Mortgage Trust, Series 15-CR24, Class A5, 3.70%, due 08/10/48	7,612,976

1,454,200	Core Industrial Trust, Series 15-TEXW, Class D, 144A, Variable Rate, 3.98%, due 02/10/34	1,509,232

26	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

3,550,200	Core Industrial Trust, Series 15-TEXW, Class E, 144A, Variable Rate, 3.98%, due 02/10/34	3,665,856

3,717,650	Core Industrial Trust, Series 15-WEST, Class C, 144A, 3.49%, due 02/10/37	4,074,433

3,300,000	Core Industrial Trust, Series 15-WEST, Class D, 144A, Variable Rate, 4.37%, due 02/10/37	3,729,380

23,260,500	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.37%, due 02/10/37	25,780,715

287,973	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 2.45%, due 04/15/37	272,910

227,518	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	226,012

6,372,761	CSAILCommercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	6,905,743

6,101,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	5,543,160

9,657,000	GS Mortgage Securities Trust, Series 15-GC34, Class A4, 3.51%, due 10/10/48	10,416,216

5,550,330	GS Mortgage Securities Trust, Series 15-GS1, Class A3, 3.73%, due 11/10/48	6,065,246

4,069,073	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class F, 144A, Variable Rate, 5.54%, due 06/12/41	4,140,282

1,326,589	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.52%, due 08/15/36	1,365,198

2,221,727	Merrill Lynch Mortgage Trust, Series 04-BPC1, Class E, 144A, Variable Rate, 5.17%, due 10/12/41	2,218,862

1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 8.03%, due 07/15/33	1,129,134

8,543,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.64%, due 05/13/38	9,133,645

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.80%, due 03/23/45	8,429,024

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	1,743,360

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	8,346,453

	Total Commercial Mortgage-Backed Securities	127,190,386

	Residential Mortgage-Backed Securities — Other — 12.2%

1,196,307	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 2.43%, due 02/25/36	555,057

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

20,333,234	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 2.51%, due 02/25/36	2,791,031

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	9,620,614

5,691,865	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	5,461,813

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,838,618

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,079,983

610,679	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 2.47%, due 02/25/37	577,506

2,806,315	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,729,323

5,559,143	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,453,065

6,459,546	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	6,596,470

3,087,856	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,972,295

1,580,176	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + 0.15%, 2.35%, due 06/15/37	1,506,722

9,820,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA3, Class M2, Variable Rate, 1 mo. LIBOR + 2.50%, 4.65%, due 03/25/30	9,938,868

494,094	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.77%, due 10/25/34	463,335

7,664,414	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	7,777,880

6,261,702	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	2,871,303

30,817,475	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 2.41%, due 06/25/36	2,978,108

15,357,852	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	11,466,416

14,163,576	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43% due 03/25/37	7,474,716

4,143,782	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 2.47%, due 03/25/36	722,502

607,991	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.40%, due 02/26/34	578,243

See accompanying notes to the financial statements.	27

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

8,103,491	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 2.49%, due 03/25/36	550,648

14,206,171	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 2.35%, due 03/25/36	965,558

21,604,800	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 2.55%, due 03/25/36	1,467,945

1,386,631	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 3.05%, due 08/25/35	1,518,273

7,398,071	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	7,234,903

1,578,864	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,671,430

2,421,175	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,489,609

5,370,420	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	4,737,458

10,754,733	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	4,694,330

1,301,266	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,077,176

872,365	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	861,202

	Total Residential Mortgage-Backed Securities — Other	113,722,400

	Residential Mortgage-Backed Securities — Prime — 4.1%

1,646,214	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.52%, due 08/25/35	1,649,101

1,466,915	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 4.27%, due 10/25/35	1,501,214

917,627	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 4.59%, due 08/25/35	908,659

6,314,381	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	5,654,474

2,480,040	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.31%, due 12/25/36	2,366,894

1,828,824	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.24%, due 03/25/37	1,746,123

2,423,987	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.57%, due 09/25/35	2,413,978

1,820,626	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 4.17%, due 09/25/35	1,843,373

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

1,678,534	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 2.39%, due 01/25/47	1,671,473

17,379,956	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	18,170,843

	Total Residential Mortgage-Backed Securities — Prime	37,926,132

	Residential Mortgage-Backed Securities — Subprime — 1.9%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Step Up, 4.73%, due 06/25/35	1,918,184

2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.64%, due 05/26/37	2,424,069

1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 3.23%, due 08/25/35	1,733,274

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 4.02%, due 08/25/35	3,323,722

3,318,034	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 2.26%, due 04/25/31	4,923,744

1,761,357	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 4.24%, due 11/20/34	1,795,853

1,686,400	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,728,432

	Total Residential Mortgage-Backed Securities — Subprime	17,847,278

	Residential Mortgage-Backed Securities — Alt-A — 1.3%

921,189	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	966,542

2,230,136	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 2.85%, due 05/25/36	1,252,798

2,312,021	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 2.85%, due 10/25/36	1,261,357

3,377,921	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,517,323

5,548,486	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.85%, due 07/25/36	3,944,477

1,404,189	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,483,136

	Total Residential Mortgage-Backed Securities — Alt-A	12,425,633

28	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — 13.0%

517,922	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 2.99%, due 04/25/34	510,860

469,056	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 3.95%, due 04/25/34	466,609

520,370	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 5.00%, due 04/25/34	520,552

5,294,287	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.31%, 2.46%, due 08/25/35	5,075,626

2,700,950	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 2.54%, due 01/25/36	2,616,154

1,493,152	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 2.53%, due 04/25/36	1,429,157

2,180,639	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.23%, 2.38%, due 07/25/36	2,092,181

4,460,525	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 2.43%, due 07/25/36	4,285,952

6,127,922	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.40%, due 10/25/36	5,855,889

2,913,542	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 2.37%, due 03/25/37	2,761,778

2,345,553	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 2.39%, due 07/25/37	2,226,825

9,591,509	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.42%, due 07/25/37	9,124,429

6,176,867	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.32%, 2.47%, due 07/25/37	5,794,479

1,756,049	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 3.00%, due 12/25/37	1,744,585

15,028,429	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.40%, due 12/25/37	15,034,032

16,983,004	GE Business Loan Trust, Series 06-1X, Class A, Variable Rate, 1 mo. LIBOR + 0.20%, 2.40%, due 05/15/34	16,504,105

4,221,684	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.17%, 2.37%, due 04/15/35	4,135,231

3,385,689	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.20%, due 04/16/35	3,096,318

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

442,899	Lehman Brothers Small Balance Commercial, Series 06-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.29%, 2.44%, due 09/25/36	442,582

306,548	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.20%, 2.35%, due 12/25/36	303,687

4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 2.52%, due 06/25/37	4,086,609

1,986,018	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.52%, due 02/25/30	1,966,399

1,575,768	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.52%, 2.79%, due 09/25/30	1,569,788

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.27%, due 09/25/30	2,424,005

5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 2.80%, due 04/25/31	5,310,917

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.27%, due 04/25/31	1,941,161

2,554,500	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 2.54%, due 09/25/36	2,493,812

6,230,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 2.69%, due 10/25/37	6,456,669

928,756	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, Variable Rate, 1 mo. LIBOR + 1.80%, 3.95%, due 10/25/46	932,664

3,747,596	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 4.25%, due 12/27/49	3,749,717

3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 4.63%, due 12/27/49	3,462,876

2,585,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 4.78%, due 12/27/49	2,632,663

	Total Small Balance Commercial Mortgages	121,048,311

	Student Loans — Federal Family Education Loan Program — 6.12%

6,533,429	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 2.47%, due 10/25/24	6,430,983

See accompanying notes to the financial statements.	29

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — continued

18,686,572	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 2.34%, due 01/25/23	18,401,088

11,352,085	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 2.98%, due 01/25/43	10,405,290

4,711,810	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 2.65%, due 03/28/35 (a)	4,208,393

3,500,000	ECMC Group Student Loan Trust, Series 19-1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.23%, due 07/25/69	3,520,735

13,776,083	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 3.93%, due 07/25/22	13,917,261

	Total Student Loans — Federal Family Education Loan Program	56,883,750

	Student Loans — Private — 20.5%

4,930,659	AccessLex Institute, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 3.08%, due 07/25/34	4,738,806

798,720	AccessLex Institute, Series 03-A, Class A2, Variable Rate, 3 mo. USBM +1.20%, 3.26% due 07/01/38	798,223

4,274,943	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 3.04%, due 09/27/38	4,244,345

29,160,947	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 2.79%, due 12/27/41	28,726,799

3,311,219	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 3.06%, due 04/28/42	3,247,823

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 3.51%, due 07/28/42	4,720,940

1,818,348	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 2.70%, due 10/15/28	1,754,157

18,250,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 5.16%, due 03/31/38 (a)	6,935,000

5,183,390	National Collegiate Student Loan Trust, Series 05-3, Variable Rate, 1 mo. LIBOR + 0.38%, 2.53%, due 10/25/33	4,948,363

1,217,710	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.38%, due 03/26/29	1,212,728

260,813	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + 0.27%, 2.42%, due 03/26/29	259,986

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

6,813,759	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 2.39%, due 07/25/30	6,768,321

11,356,826	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.46%, due 05/25/32	10,829,833

6,912,846	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 2.50%, due 03/25/33	6,525,630

12,389,443	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 2.63%, due 06/25/33	11,786,751

14,906,500	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.45%, due 10/25/33	13,532,803

3,256,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 2.69%, due 12/26/33	2,966,390

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 5.50%, due 03/25/38 (a)	69,188

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 5.16%, due 03/25/38 (a)	23,500

8,500,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, 5.26% due 06/15/32 (a)	8,496,600

4,300,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, 5.59% due 09/15/32 (a)	4,298,280

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 4.01%, due 09/15/32	1,936,140

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 2.84%, due 09/15/33	8,688,317

3,946,370	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 2.69%, due 12/15/38	3,902,252

14,995,765	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 2.70%, due 06/15/39	14,699,532

16,848,306	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 2.74%, due 06/15/39	16,535,578

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 2.80%, due 12/15/39	2,326,136

9,376,013	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.65%, due 01/25/36	9,381,535

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 3.20%, due 01/25/46	6,673,449

	Total Student Loans — Private	191,027,405

30	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Time Share — 0.4%

316,011	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	316,133

1,314,712	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	1,320,602

650,507	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, Variable Rate, 3.50%, due 05/20/30	652,365

1,216,479	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	1,222,281

	Total Time Share	3,511,381

	Total Asset-Backed Securities	844,753,975

	U.S. Government — 1.8%

10,300,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.99%, due 04/30/20 (b)	10,291,642

2,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20 (b)	1,997,674

4,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 2.07%, due 01/31/21 (b)	3,994,895

	Total U.S. Government	16,284,211

	U.S. Government Agency — 1.4%

5,431,250	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - 0.02%, 2.07%, due 02/01/25 (c)	5,225,802

5,625,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 2.23%, due 10/29/26 (c)	5,393,102

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — continued

2,820,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 2.08%, due 07/01/23 (c)	2,743,655

	Total U.S. Government Agency	13,362,559

	TOTAL DEBT OBLIGATIONS (COST $868,793,357)	874,400,745

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

2,043,048	GMO U.S. Treasury Fund	10,215,242

	TOTAL MUTUAL FUNDS (COST $10,215,242)	10,215,242

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 0.3%

3,164,937	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (d)	3,164,937

	Repurchase Agreements — 1.4%

12,999,293	Nomura Securities International, Inc. Repurchase Agreement, dated 08/30/19, maturing on 09/03/19 with a maturity value of $13,002,369 and an effective yield of 2.13%, collateralized by a U.S. Treasury Note with maturity date 12/31/22 and a market value of $13,279,722.	12,999,293

	TOTAL SHORT-TERM INVESTMENTS (COST $16,164,230)	16,164,230

Purchased Options — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps — Puts — 0.0%
CDX.NA.IGS.32.V1-5Y	GS	55.00%	10/16/19	USD 81,400,000	Fixed Spread	Pay	181,079
CDX.NA.IGS.32.V1-5Y	GS	57.50%	10/16/19	USD 82,300,000	Fixed Spread	Pay	147,178

Total Options on Credit Default Swaps — Puts	328,257

TOTAL PURCHASED OPTIONS (COST $292,151)	328,257

TOTAL INVESTMENTS — 96.9% (Cost $895,464,980)	901,108,474
Other Assets and Liabilities (net) — 3.1%	28,649,228

TOTAL NET ASSETS — 100.0%	$929,757,702

See accompanying notes to the financial statements.	31

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
10/21/2019	JPM	USD	5,638,363	EUR	5,051,210	$(66,343)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
9	U.S. Treasury Note 10 Yr. (CBT)	December 2019	$1,185,469	$(295)

Sales
26	U.S. Treasury Note 2 Yr. (CBT)	December 2019	5,619,047	574
357	U.S. Treasury Note 5 Yr. (CBT)	December 2019	42,831,633	(16,659)

			$48,450,680	$(16,085)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.IGS.32.V1-5Y	GS	110.00%	09/18/19	USD	82,900,000	Fixed Spread	Pay	(834)
CDX.NA.IGS.32.V1-5Y	GS	110.00%	09/18/19	USD	70,200,000	Fixed Spread	Pay	(706)
ITRAXX.EUROPES.31.V2-5Y	CITI	100.00%	10/16/19	EUR	86,000,000	Fixed Spread	Pay	(6,453)
ITRAXX.EUROPES.31.V2-5Y	CITI	75.00%	11/20/19	EUR	37,640,000	Fixed Spread	Pay	(29,887)
CDX.NA.IGS.32.V1-5Y	CITI	100.00%	11/20/19	USD	81,400,000	Fixed Spread	Pay	(27,497)
CDX.NA.IGS.32.V1-5Y	GS	90.00%	11/20/19	USD	82,300,000	Fixed Spread	Pay	(41,233)

		TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $223,188)						$(106,610)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V1-5Y	USD	23,520,868	5.00%	0.32%	N/A	12/20/2021	Quarterly	(1,770,477)	(1,196,483)	573,994
ITRAXX.XOVERS.30.V3-5Y	EUR	23,344,107	5.00%	1.02%	N/A	12/20/2023	Quarterly	(2,440,279)	(2,667,745)	(227,466)
ITRAXX.EUROPES.31.V2-5Y	EUR	38,000,000	1.00%	0.33%	N/A	06/20/2024	Quarterly	(1,096,507)	(1,035,953)	60,554
ITRAXX.EUROPES.31.V2-5Y	EUR	37,640,000	1.00%	0.33%	N/A	06/20/2024	Quarterly	(927,794)	(1,026,139)	(98,345)
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.32%	17,200,000 USD	06/20/2022	Quarterly	300,982	303,270	2,288

								$(5,934,075)	$(5,623,050)	$311,025

32	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.25.V1-5Y	BOA	USD	4,400,000	5.00%	0.32%	N/A	12/20/2020	Quarterly	369,771	(270,149)	(639,920)
CDX.NA.HYS.25.V1-5Y	JPM	USD	4,343,000	5.00%	0.33%	N/A	12/20/2020	Quarterly	(26,058)	(266,649)	(240,591)
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.21%	N/A	12/20/2020	Quarterly	710,600	(45,505)	(756,105)
CDX.NA.HYS.25.V5-5Y	JPM	USD	8,543,000	5.00%	0.13%	N/A	12/20/2020	Quarterly	(847,893)	(524,519)	323,374
CDX.NA.IGS.25.V2-5Y	CITI	USD	4,300,000	1.00%	0.21%	N/A	12/20/2020	Quarterly	547,891	(44,471)	(592,362)
CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	1.02%	N/A	12/20/2021	Quarterly	21,450	(781,490)	(802,940)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	2.15%	N/A	12/20/2021	Quarterly	(11,825)	(391,656)	(379,831)
D.R. HORTON, INC.	BCLY	USD	17,200,000	1.00%	0.22%	N/A	06/20/2022	Quarterly	(165,250)	(371,786)	(206,536)
CDX.NA.HYS.29.V1-5Y	JPM	USD	5,060,000	5.00%	2.15%	N/A	12/20/2022	Quarterly	(301,070)	(466,537)	(165,467)
CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	0.31%	N/A	12/20/2022	Quarterly	(188,414)	(318,167)	(129,753)
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	0.13%	N/A	12/20/2022	Quarterly	(282,711)	(592,414)	(309,703)
Navient Corp.	BCLY	USD	2,576,400	5.00%	1.47%	N/A	12/20/2022	Quarterly	(208,665)	(289,352)	(80,687)
Navient Corp.	BCLY	USD	2,576,400	5.00%	1.47%	N/A	12/20/2022	Quarterly	(198,694)	(289,352)	(90,658)
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.47%	N/A	12/20/2022	Quarterly	(264,646)	(385,803)	(121,157)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.53%	N/A	01/17/2047	Monthly	47,352	(83,935)	(131,287)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.53%	N/A	01/17/2047	Monthly	197,705	(310,734)	(508,439)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.53%	N/A	01/17/2047	Monthly	112,812	(81,979)	(194,791)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	2.18%	N/A	01/17/2047	Monthly	205,782	(247,241)	(453,023)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.53%	N/A	01/18/2047	Monthly	(119,899)	(141,749)	(21,850)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.31%	N/A	10/17/2057	Monthly	140,432	(66,525)	(206,957)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	0.96%	N/A	10/18/2057	Monthly	247,717	(232,424)	(480,141)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.60%	N/A	10/18/2057	Monthly	73,095	(174,804)	(247,899)
CMBX.NA.BBB-.8	CGMI	USD	4,223,000	3.00%	4.16%	N/A	10/18/2057	Monthly	392,728	219,781	(172,947)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	4.16%	N/A	10/18/2057	Monthly	400,908	219,833	(181,075)
CMBX.NA.BBB-.8	CSI	USD	2,108,500	3.00%	4.16%	N/A	10/18/2057	Monthly	144,924	109,734	(35,190)
CMBX.NA.BBB-.8	CGMI	USD	2,134,000	3.00%	4.16%	N/A	10/18/2057	Monthly	114,688	111,062	(3,626)
CMBX.NA.BBB-.8	GS	USD	7,500,000	3.00%	4.16%	N/A	10/18/2057	Monthly	444,099	390,329	(53,770)
CMBX.NA.BBB-.8	GS	USD	8,650,000	3.00%	4.16%	N/A	10/18/2057	Monthly	1,299,082	450,179	(848,903)
CMBX.NA.AAA.9	CGMI	USD	4,000,000	0.50%	0.31%	N/A	09/18/2058	Monthly	(17,096)	(43,207)	(26,111)
CMBX.NA.AAA.9	GS	USD	5,602,300	0.50%	0.31%	N/A	09/18/2058	Monthly	(27,385)	(60,515)	(33,130)
CMBX.NA.AAA.9	MSCI	USD	3,328,000	0.50%	0.00%	N/A	09/18/2058	Monthly	(31,983)	(35,948)	(3,965)
CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.31%	N/A	09/18/2058	Quarterly	(102,116)	(108,018)	(5,902)
CMBX.NA.AAA.9	MORD	USD	5,000,000	0.50%	0.00%	N/A	09/18/2058	Monthly	(51,058)	(54,009)	(2,951)
CMBX.NA.AAA.9	GS	USD	7,000,000	0.50%	0.31%	N/A	09/18/2058	Quarterly	(69,157)	(75,612)	(6,455)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	3.66%	N/A	09/18/2058	Monthly	517,160	148,918	(368,242)
CMBX.NA.BBB-.9	MORD	USD	8,528,000	3.00%	3.66%	N/A	09/18/2058	Monthly	974,545	297,907	(676,638)
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	3.66%	N/A	09/18/2058	Monthly	950,085	153,704	(796,381)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	3.66%	N/A	09/18/2058	Monthly	346,611	61,482	(285,129)
Sell Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	12,870,000	5.00%	0.33%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,381,601	(275,412)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	2.15%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	923,215	(220,585)
CDX.NA.HYS.27.V3-5Y	JPM	USD	8,543,000	5.00%	0.32%	8,543,000 USD	12/20/2021	Quarterly	1,230,192	917,096	(313,096)
CDX.NA.HYS.27.V3-5Y	JPM	USD	12,672,000	5.00%	0.32%	12,672,000 USD	12/20/2021	Quarterly	1,795,622	1,360,346	(435,276)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	0.33%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	917,310	(452,454)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.63%	5,115,600 USD	12/20/2022	Quarterly	742,274	730,902	(11,372)
CDX.NA.HYS.29.V1-5Y	MORD	USD	20,894,345	5.00%	0.31%	20,894,345 USD	12/20/2022	Quarterly	3,992,909	3,244,224	(748,685)
CDX.NA.HYS.29.V1-5Y	BOA	USD	25,885,000	5.00%	0.63%	25,885,000 USD	12/20/2022	Quarterly	4,283,968	3,698,375	(585,593)
CDX.NA.HYS.29.V1-5Y	MORD	USD	10,233,600	5.00%	3.66%	10,233,600 USD	12/20/2022	Quarterly	1,547,320	1,462,148	(85,172)
CDX.NA.HYS.29.V1-5Y	JPM	USD	41,498,054	5.00%	0.63%	41,498,054 USD	12/20/2022	Quarterly	8,851,535	6,443,322	(2,408,213)
CDX.NA.HYS.31.V1-5Y	JPM	USD	18,387,605	5.00%	0.60%	18,387,605 USD	12/20/2023	Quarterly	3,660,972	3,515,027	(145,945)
CDX.NA.HYS.31.V5-5Y	GS	USD	10,000,000	5.00%	1.31%	10,000,000 USD	12/20/2023	Quarterly	1,396,000	1,551,281	155,281
ITRAXX.XOVERS.30.V3-5Y	JPM	EUR	1,513,052	5.00%	0.32%	1,513,052 USD	12/20/2023	Quarterly	(1,125,917)	(1,056,108)	69,809
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	1.80%	6,822,400 USD	09/18/2058	Monthly	89,487	77,165	(12,322)

See accompanying notes to the financial statements.	33

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

OTC Credit Default Swaps — continued

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.A.6	CSI	USD	4,217,000	2.00%	2.05%	4,217,000 USD	05/12/2063	Monthly	(52,738)	(5,503)	47,235
CMBX.NA.A.6	CGMI	USD	4,268,000	2.00%	2.05%	4,268,000 USD	05/12/2063	Monthly	(3,940)	(5,570)	(1,630)

									$35,923,778	$20,563,210	$(15,360,568)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.76%	3 Month USD LIBOR	USD	10,400,000	11/10/2022	Semi-Annually	(3,459)	(121,277)	(117,818)
1.41%	3 Month USD LIBOR	USD	32,360,000	08/20/2024	Semi-Annually	—	(137,058)	(137,058)
1.33%	3 Month USD LIBOR	USD	8,270,000	08/29/2024	Semi-Annually	—	(1,286)	(1,286)
1.80%	3 Month USD LIBOR	USD	30,736,000	01/18/2025	Semi-Annually	(20,922)	(757,950)	(737,028)
1.85%	3 Month USD LIBOR	USD	5,500,000	05/19/2026	Semi-Annually	(10,832)	(183,549)	(172,717)
1.94%	3 Month USD LIBOR	USD	7,700,000	06/04/2028	Semi-Annually	(8,056)	(367,434)	(359,378)
1.95%	3 Month USD LIBOR	USD	6,900,000	07/30/2028	Semi-Annually	(10,206)	(338,032)	(327,826)

						$(53,475)	$(1,906,586)	$(1,853,111)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	JPM	USD	30,000,000	09/20/2019	Quarterly	$—	$(89,044)	$(89,044)

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 37.

34	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	99.8%
Other	0.2

100.0%

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value † / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.8%

	U.S. Government — 78.1%

1,000,000	U.S. Treasury Note, 1.25%, due 02/29/20	996,758

51,400,000	U.S. Treasury Note, 1.38%, due 03/31/20	51,247,406

15,000,000	U.S. Treasury Note, 1.38%, due 05/31/20	14,945,508

20,000,000	U.S. Treasury Note, 1.63%, due 06/30/20	19,964,062

30,000,000	U.S. Treasury Note, 1.63%, due 07/31/20	29,947,266

54,741,200	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20	54,677,542

49,000,000	U.S. Treasury Note, 1.50%, due 08/15/20	48,856,445

50,000,000	U.S. Treasury Note, 1.38%, due 08/31/20	49,783,203

49,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.00%, due 10/31/20	48,913,019

94,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 2.07%, due 01/31/21	93,880,034

	Total U.S. Government	413,211,243

	U.S. Government Agency — 13.1%

24,470,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.05%, due 02/07/20	24,462,472

20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.16%, due 02/21/20	20,000,413

25,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.08%, 2.20%, due 07/24/20	25,006,083

	Total U.S. Government Agency	69,468,968

	Money Market Funds — 0.0%

170,982	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.05% (a)	170,982

	Repurchase Agreements — 8.6%

45,377,648	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/30/19, maturing on 09/03/19 with a maturity value of $45,388,438 and an effective yield of 2.14%, collateralized by a U.S. Treasury Note with maturity date 02/29/24 and a market value of $45,848,803.	45,377,648

	TOTAL SHORT-TERM INVESTMENTS (COST $528,269,120)	528,228,841

	TOTAL INVESTMENTS — 99.8% (Cost $528,269,120)	528,228,841

	Other Assets and Liabilities (net) — 0.2%	799,571

	TOTAL NET ASSETS — 100.0%	$529,028,412

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 37.

36	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2019 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

CP - Counterparty

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

The rates shown on variable rate notes are the current interest rates at August 31,

2019, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	37

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$12,729,189	$188,025,672	$74,190,722

Investments in unaffiliated issuers, at value (Note 2)(b)	304,531,098	549,972,397	4,072,014,252

Foreign currency, at value (Note 2)(c)	—	9	215

Cash	37	—	12,987,227

Receivable for investments sold	—	—	10,867,688

Dividends and interest receivable	417,493	1,018,423	58,814,024

Unrealized appreciation on open forward currency contracts (Note 4)	—	4,138,553	466,306

Receivable for variation margin on open futures contracts (Note 4)	—	64,080	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	171,727	1,317

Due from broker (Note 2)	—	5,533,665	16,250,364

Receivable for open OTC swap contracts (Note 4)	—	—	24,182,377

Interest receivable for open OTC swap contracts (Note 4)	—	—	2,099,360

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	17,363	87,469	5,027

Receivable for options (Note 4)(d)	—	—	752,472

Miscellaneous receivable	—	—	1,760

Total assets	317,695,180	749,011,995	4,272,633,111

Liabilities:

Due to custodian	—	6,346	—

Payable for investments purchased	17,301	—	10,739,164

Payable for Fund shares repurchased	124,209	5,832,264	9,269

Payable for purchases of delayed delivery securities	—	97,248,435	—

Payable to affiliate for (Note 5):

Management fee	68,848	138,503	1,253,191

Shareholder service fee	20,479	58,754	411,098

Payable to agents unaffiliated with GMO	33	152	1,091

Unrealized depreciation on open forward currency contracts (Note 4)	—	6,368,499	1,752,776

Interest payable for open OTC swap contracts (Note 4)	—	—	559,421

Payable for open OTC swap contracts (Note 4)	—	—	17,179,436

Payable for reverse repurchase agreements (Note 2)	—	—	10,246,444

Payable for options (Note 4)(d)	—	—	1,823,282

Payable to Trustees and related expenses	4,870	1,322	206

Accrued expenses	167,787	149,767	453,171

Total liabilities	403,527	109,804,042	44,428,549

Net assets	$317,291,653	$639,207,953	$4,228,204,562

(a) Cost of investments – affiliated issuers:	$12,729,189	$186,694,343	$74,296,430

(b) Cost of investments – unaffiliated issuers:	$291,220,951	$524,933,748	$4,163,909,017

(c) Cost of foreign currency:	$—	$9	$215

(d) Premiums on options:	$—	$—	$5,840,063

38	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Net assets consist of:

Paid-in capital	$369,776,260	$621,678,352	$4,408,728,020

Distributable earnings (accumulated loss)	(52,484,607)	17,529,601	(180,523,458)

	$317,291,653	$639,207,953	$4,228,204,562

Net assets attributable to:

Class III	$64,840,178	$78,643,730	$1,265,347,840

Class IV	$—	$560,564,223	$2,962,856,722

Class VI	$252,451,475	$—	$—

Shares outstanding:

Class III	2,860,034	3,446,887	45,604,827

Class IV	—	24,493,223	106,952,746

Class VI	11,104,843	—	—

Net asset value per share:

Class III	$22.67	$22.82	$27.75

Class IV	$—	$22.89	$27.70

Class VI	$22.73	$—	$—

See accompanying notes to the financial statements.	39

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$13,461,091	$10,215,242	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	204,908,920	890,893,232	528,228,841

Cash	1,263,029	150,923	39

Receivable for investments sold	349,427	92,126	—

Receivable for Fund shares sold	—	—	—

Receivable for closed swap contracts (Note 4)	9,745	—	—

Dividends and interest receivable	1,015,398	3,104,876	1,310,704

Receivable for variation margin on open futures contracts (Note 4)	15,750	—	—

Receivable for variation margin on open cleared swap contracts (Note 4)	9,818	—	—

Due from broker (Note 2)	2,013,607	4,646,752	—

Receivable for open OTC swap contracts (Note 4)	1,853,499	28,384,941	—

Interest receivable for open OTC swap contracts (Note 4)	12,674	1,880,706	—

Receivable for sales of delayed delivery securities	—	19,288,657	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	77	31,052	6,882

Total assets	224,913,035	958,688,507	529,546,466

Liabilities:

Payable for investments purchased	1,617,405	150,183	—

Payable for Fund shares repurchased	—	—	—

Payable for purchases of delayed delivery securities	—	19,272,368	—

Payable for recoupment of past waived and/or reimbursement fees (Note 5)	2,810	—	—

Payable to affiliate for (Note 5):

Management fee	64,537	319,091	34,619

Shareholder service fee	10,142	43,876	—

Payable to agents unaffiliated with GMO	63	243	97

Payable for variation margin on open futures contracts (Note 4)	—	35,063	—

Payable for variation margin on open cleared swap contracts (Note 4)	—	70,658	—

Dividend payable	—	—	369,848

Unrealized depreciation on open forward currency contracts (Note 4)	265,333	66,343	—

Interest payable for open OTC swap contracts (Note 4)	—	650,615	—

Payable for open OTC swap contracts (Note 4)	287,881	7,910,775	—

Payable for reverse repurchase agreements (Note 2)	2,974,977	—	—

Written options outstanding, at value (Note 4)(c)	—	106,610	—

Payable to Trustees and related expenses	141	710	13,057

Accrued expenses	103,659	304,270	100,433

Total liabilities	5,326,948	28,930,805	518,054

Net assets	$219,586,087	$929,757,702	$529,028,412

(a) Cost of investments – affiliated issuers:	$13,461,091	$10,215,242	$—

(b) Cost of investments – unaffiliated issuers:	$203,522,397	$885,249,738	$528,269,120

(c) Premiums on written options:	$—	$223,188	$—

40	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:

Paid-in capital	$211,204,594	$996,651,674	$530,924,645

Distributable earnings (accumulated loss)	8,381,493	(66,893,972)	(1,896,233)

	$219,586,087	$929,757,702	$529,028,412

Net assets attributable to:

Core Class	$—	$—	$529,028,412

Class VI	$219,586,087	$929,757,702	$—

Shares outstanding:

Core Class	—	—	105,792,313

Class VI	10,556,631	34,771,413	—

Net asset value per share:

Core Class	$—	$—	$5.00

Class VI	$20.80	$26.74	$—

See accompanying notes to the financial statements.	41

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Investment Income:

Interest	$6,879,013	$2,568,382	$119,126,889

Dividends from affiliated issuers (Note 10)	182,863	2,063,722	886,938

Dividends from unaffiliated issuers	19,793	1,934,565	528,079

Total investment income	7,081,669	6,566,669	120,541,906

Expenses:

Management fee (Note 5)	438,556	829,544	7,360,777

Shareholder service fee – Class III (Note 5)	55,406	63,257	1,002,029

Shareholder service fee – Class IV (Note 5)	—	289,646	1,435,060

Shareholder service fee – Class VI (Note 5)	76,167	—	—

Audit and tax fees	43,302	43,044	77,342

Custodian, fund accounting agent and transfer agent fees	53,169	71,778	311,070

Legal fees	9,556	14,130	89,129

Registration fees	1,715	2,564	20,772

Trustees’ fees and related expenses (Note 5)	6,143	8,745	50,573

Interest expense (Note 2)	1,204	12,922	419,423

Miscellaneous	5,787	6,968	68,795

Total expenses	691,005	1,342,598	10,834,970

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(109,969)	(133,799)	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	(830)	(339,414)	(10,245)

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	(55,806)	—

Net expenses	580,206	813,579	10,824,725

Net investment income (loss)	6,501,463	5,753,090	109,717,181

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	1,004,291	8,863,198	37,960,792

Futures contracts	—	5,470,339	—

Options	26,925	64,197	(366,653)

Swap contracts	1,526,196	7,997,790	(8,509,646)

Forward currency contracts	592,313	(1,950,143)	7,898,101

Foreign currency and foreign currency related transactions	(31,096)	235,951	189,374

Net realized gain (loss)	3,118,629	20,681,332	37,171,968

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	16,178,506	31,413,380	52,303,253

Investments in affiliated issuers	—	3,948,031	—

Futures contracts	—	164,415	—

Options	(26,925)	(64,197)	288,990

Swap contracts	(929,229)	(422,476)	1,905,878

Forward currency contracts	(738,520)	(3,008,133)	1,546,360

Foreign currency and foreign currency related transactions	—	—	(116,884)

Net change in unrealized appreciation (depreciation)	14,483,832	32,031,020	55,927,597

Net realized and unrealized gain (loss)	17,602,461	52,712,352	93,099,565

Net increase (decrease) in net assets resulting from operations	$24,103,924	$58,465,442	$202,816,746

42	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited) — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:

Interest	$2,472,676	$27,062,730	$5,722,102

Dividends from affiliated issuers (Note 10)	52,004	136,023	—

Dividends from unaffiliated issuers	130,642	70,544	9,057

Total investment income	2,655,322	27,269,297	5,731,159

Expenses:

Management fee (Note 5)	382,766	1,978,214	192,739

Shareholder service fee – Class VI (Note 5)	60,149	272,004	—

Audit and tax fees	46,807	60,484	18,063

Custodian, fund accounting agent and transfer agent fees	24,310	91,292	42,153

Legal fees	6,656	97,812	17,174

Registration fees	17	499	506

Trustees’ fees and related expenses (Note 5)	2,786	12,552	12,960

Interest expense (Note 2)	40,677	—	—

Recoupment of past waived and/or reimbursed fees (Note 5)	26,030	—	—

Miscellaneous	9,663	19,294	7,865

Total expenses	599,861	2,532,151	291,460

Fees and expenses reimbursed and/or waived by GMO (Note 5)	—	(185,108)	(211,769)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(182)	(1,384)	—

Net expenses	599,679	2,345,659	79,691

Net investment income (loss)	2,055,643	24,923,638	5,651,468

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	2,192,029	3,187,716	159,274

Investments in affiliated issuers	—	(2,899)	—

Futures contracts	1,298,893	4,626,368	—

Written options	—	350,610	—

Swap contracts	6,068,827	(2,394,401)	—

Forward currency contracts	(703,861)	(24,985)	—

Foreign currency and foreign currency related transactions	57,363	5,504	—

Net realized gain (loss)	8,913,251	5,747,913	159,274

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	1,058,417	2,411,330	150,218

Investments in affiliated issuers	—	2,899	—

Futures contracts	80,927	343,865	—

Written options	—	(23,853)	—

Swap contracts	(769,563)	(3,625,902)	—

Forward currency contracts	(752,035)	(65,809)	—

Foreign currency and foreign currency related transactions	—	6,688	—

Net change in unrealized appreciation (depreciation)	(382,254)	(950,782)	150,218

Net realized and unrealized gain (loss)	8,530,997	4,797,131	309,492

Net increase (decrease) in net assets resulting from operations	$10,586,640	$29,720,769	$5,960,960

See accompanying notes to the financial statements.	43

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$6,501,463	$16,237,207	$5,753,090	$17,962,198

Net realized gain (loss)	3,118,629	(7,202,984)	20,681,332	8,316,836

Change in net unrealized appreciation (depreciation)	14,483,832	12,325,263	32,031,020	8,799,016

Net increase (decrease) in net assets from operations	24,103,924	21,359,486	58,465,442	35,078,050

Distributions to shareholders:

Class III	(1,443,696)	(4,684,062)	—	(2,096,439)

Class IV	—	—	—	(31,186,788)

Class VI	(5,615,563)	(18,119,873)	—	—

Total distributions	(7,059,259)	(22,803,935)	—	(33,283,227)

Net share transactions (Note 9):

Class III	(21,551,058)	(124,498,378)	(12,909,249)	49,702,985

Class IV	—	—	(70,966,780)	(342,156,707)

Class VI	(66,845,092)	(711,557,145)	—	—

Increase (decrease) in net assets resulting from net share transactions	(88,396,150)	(836,055,523)	(83,876,029)	(292,453,722)

Total increase (decrease) in net assets	(71,351,485)	(837,499,972)	(25,410,587)	(290,658,899)

Net assets:

Beginning of period	388,643,138	1,226,143,110	664,618,540	955,277,439

End of period	$317,291,653	$388,643,138	$639,207,953	$664,618,540

44	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Fund		High Yield Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Period from June 25, 2018 (commencement of operations) through February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$109,717,181	$198,181,993	$2,055,643	$2,900,494

Net realized gain (loss)	37,171,968	25,424,719	8,913,251	4,204,205

Change in net unrealized appreciation (depreciation)	55,927,597	(185,787,980)	(382,254)	3,049,678

Net increase (decrease) in net assets from operations	202,816,746	37,818,732	10,586,640	10,154,377

Distributions to shareholders:

Class III	(19,784,050)	(88,640,894)	—	—

Class IV	(41,684,462)	(199,249,504)	—	—

Class VI	—	—	(4,379,125)	(8,155,753)

Total distributions	(61,468,512)	(287,890,398)	(4,379,125)	(8,155,753)

Net share transactions (Note 9):

Class III	(75,409,057)	97,793,087	—	—

Class IV	17,423,972	155,415,222	—	—

Class VI	—	—	616,600	210,763,348

Increase (decrease) in net assets resulting from net share transactions	(57,985,085)	253,208,309	616,600	210,763,348

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	299,281	1,446,323	—	—

Class IV	649,074	3,144,860	—	—

Increase in net assets resulting from purchase premiums and redemption fees	948,355	4,591,183	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(57,036,730)	257,799,492	616,600	210,763,348

Total increase (decrease) in net assets	84,311,504	7,727,826	6,824,115	212,761,972

Net assets:

Beginning of period	4,143,893,058	4,136,165,232	212,761,972	—

End of period	$4,228,204,562	$4,143,893,058	$219,586,087	$212,761,972

See accompanying notes to the financial statements.	45

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$24,923,638	$54,376,560	$5,651,468	$27,557,392

Net realized gain (loss)	5,747,913	15,537,970	159,274	(755,612)

Change in net unrealized appreciation (depreciation)	(950,782)	(33,793,317)	150,218	1,016,591

Net increase (decrease) in net assets from operations	29,720,769	36,121,213	5,960,960	27,818,371

Distributions to shareholders:

Net investment income	(10,076,379)	—	—	—

Core Class	—	—	(5,651,285)	(27,557,392)

Class VI	(10,076,379)	(45,077,214)	—	—

Total distributions	(10,076,379)	(45,077,214)	(5,651,285)	(27,557,392)

Net share transactions (Note 9):

Core Class	—	—	(107,058,664)	(1,689,189,143)

Class VI	(91,353,246)	(197,886,568)	—	—

Increase (decrease) in net assets resulting from net share transactions	(91,353,246)	(197,886,568)	(107,058,664)	(1,689,189,143)

Purchase premiums and redemption fees (Notes 2 and 9):

Class VI	320,758	2,034,100	—	—

Increase in net assets resulting from purchase premiums and redemption fees	320,758	2,034,100	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(91,032,488)	(195,852,468)	(107,058,664)	(1,689,189,143)

Total increase (decrease) in net assets	(71,388,098)	(204,808,469)	(106,748,989)	(1,688,928,164)

Net assets:

Beginning of period	1,001,145,800	1,205,954,269	635,777,401	2,324,705,565

End of period	$929,757,702	$1,001,145,800	$529,028,412	$635,777,401

46	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares												Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016		2015				2019		2018		2017		2016		2015
Net asset value, beginning of period	$21.61		$21.95		$22.15		$22.16		$26.36		$24.57		$21.67		$22.02		$22.23		$22.21		$26.40		$24.60

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.41		0.54		0.33		0.18		0.01		0.38		0.42		0.57		0.36		0.21		0.06		0.22
Net realized and unrealized gain (loss)	1.13		0.18		(0.31)		(0.19)		(2.58)		2.48		1.13		0.18		(0.33)		(0.19)		(2.61)		2.68

Total from investment operations	1.54		0.72		0.02		(0.01)		(2.57)		2.86		1.55		0.75		0.03		0.02		(2.55)		2.90

Less distributions to shareholders:
From net investment income	(0.48)		(1.06)		(0.22)		—		(1.63)		(0.67)		(0.49)		(1.10)		(0.24)		—		(1.64)		(0.70)
From net realized gains	—		—		—		—		—		(0.40)		—		—		—		—		—		(0.40)

Total distributions	(0.48)		(1.06)		(0.22)		—		(1.63)		(1.07)		(0.49)		(1.10)		(0.24)		—		(1.64)		(1.10)

Net asset value, end of period	$22.67		$21.61		$21.95		$22.15		$22.16		$26.36		$22.73		$21.67		$22.02		$22.23		$22.21		$26.40

Total Return(b)	7.19	%**	3.37%		0.07%		(0.05)%		(9.88)%		11.92%		7.22	%**	3.48%		0.12%		0.09%		(9.79)%		12.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,840		$82,801		$207,008		$282,272		$352,828		$421,910		$252,451		$305,842		$1,019,135		$1,209,721		$1,888,505		$4,652,197
Net operating expenses to average daily net assets	0.41	%(c)*	0.41	%(c)	0.41%		0.41	%(c)	0.40	%(c)	0.40	%(c)	0.31	%(c)*	0.31	%(c)	0.31%		0.31	%(c)	0.31	%(c)	0.31	%(c)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%		0.01%		0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%		0.01%
Total net expenses to average daily net assets	0.41	%(c)*	0.41	%(c)	0.41%		0.41	%(c)	0.42	%(c)	0.41	%(c)	0.31	%(c)*	0.31	%(c)	0.31%		0.31	%(c)	0.33	%(c)	0.32	%(c)
Net investment income (loss) to average daily net assets(a)	3.65	%*	2.48%		1.50%		0.81%		0.03%		1.49%		3.72	%*	2.57%		1.59%		0.94%		0.27%		0.84%
Portfolio turnover rate	13	%(f)**	59	%(f)	89%		130	%(f)	177%		177%		13	%(f)**	59	%(f)	89%		130	%(f)	177%		177%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(g)*	0.04%		0.02%		0.02%		0.03%		0.02%		0.06	%(g)*	0.04%		0.02%		0.02%		0.03%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Ratio is less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019 and February 28, 2017, including transactions in USTF, was 28%, 88% and 126%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	47

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017(a)		2016(a)	2015(a)				2019		2018		2017(a)		2016(a)	2015(a)
Net asset value, beginning of period	$20.88		$20.93		$21.10		$21.39		$23.43	$22.35		$20.94		$20.98		$21.15		$21.45		$23.49	$22.41

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.19		0.51		0.41		0.26		0.24	0.21		0.19		0.48		0.46		0.24		0.27	0.21
Net realized and unrealized gain (loss)	1.75		0.49		(0.06)		0.25		(1.14)	1.83		1.76		0.53		(0.10)		0.29		(1.17)	1.83

Total from investment operations	1.94		1.00		0.35		0.51		(0.90)	2.04		1.95		1.01		0.36		0.53		(0.90)	2.04

Less distributions to shareholders:
From net investment income	—		(1.05)		(0.52)		(0.80)		(1.14)	(0.96)		—		(1.05)		(0.53)		(0.83)		(1.14)	(0.96)

Total distributions	—		(1.05)		(0.52)		(0.80)		(1.14)	(0.96)		—		(1.05)		(0.53)		(0.83)		(1.14)	(0.96)

Net asset value, end of period	$22.82		$20.88		$20.93		$21.10		$21.39	$23.43		$22.89		$20.94		$20.98		$21.15		$21.45	$23.49

Total Return(c)	9.29	%**	4.88%		1.61%		2.44%		(3.93)%	9.25%		9.31	%**	4.93%		1.68%		2.55%		(3.91)%	9.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,644		$84,163		$34,641		$22,172		$52,187	$51,045		$560,564		$580,456		$920,637		$566,433		$215,060	$191,054
Net operating expenses to average daily net assets(d)	0.29	%*	0.29%		0.29%		0.35%		0.35%	0.37%		0.24	%*	0.24%		0.24%		0.30%		0.30%	0.32%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)
Total net expenses to average daily net assets(d)	0.29	%*	0.29%		0.29%		0.35%		0.36%	0.37%		0.24	%*	0.24%		0.24%		0.30%		0.31%	0.32%
Net investment income (loss) to average daily net assets(b)	1.70	%*	2.41%		1.91%		1.21%		1.14%	0.89%		1.74	%*	2.29%		2.14%		1.10%		1.17%	0.94%
Portfolio turnover rate	102	%(g)**	201	%(g)	198	%(g)	216	%(g)	21%	128%		102	%(g)**	201	%(g)	198	%(g)	216	%(g)	21%	128%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.16	%*	0.16%		0.14%		0.30%		0.21%	0.15%		0.16	% *	0.15%		0.14%		0.26%		0.21%	0.15%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Ratio is less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 129%, 250%, 221% and 325%, respectively, of the average value of its portfolio.

(h)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

48	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017(a)		2016(a)		2015(a)				2019		2018		2017(a)		2016(a)		2015(a)
Net asset value, beginning of period	$26.82		$28.62		$28.99		$26.01		$28.47		$29.31		$26.77		$28.57		$28.95		$25.98		$28.44		$29.28

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.71		1.36		1.36		1.94		1.53		1.77	(c)	0.72		1.37		1.39		1.95		1.53		1.80	(c)
Net realized and unrealized gain (loss)	0.62		(1.19)		0.32		3.01	(d)	(2.04)		(0.03)		0.62		(1.19)		0.29		3.01	(d)	(2.01)		(0.06)

Total from investment operations	1.33		0.17		1.68		4.95		(0.51)		1.74		1.34		0.18		1.68		4.96		(0.48)		1.74

Less distributions to shareholders:
From net investment income	(0.40)		(1.97)		(2.05)		(1.97)		(1.95)		(2.58)		(0.41)		(1.98)		(2.06)		(1.99)		(1.98)		(2.58)

Total distributions	(0.40)		(1.97)		(2.05)		(1.97)		(1.95)		(2.58)		(0.41)		(1.98)		(2.06)		(1.99)		(1.98)		(2.58)

Net asset value, end of period	$27.75		$26.82		$28.62		$28.99		$26.01		$28.47		$27.70		$26.77		$28.57		$28.95		$25.98		$28.44

Total Return(e)	4.98	%**	0.97%		5.81%		19.47%		(1.77)%		6.03%		5.01	%**	1.02%		5.83%		19.50%		(1.73)%		6.07%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,265,348		$1,294,577		$1,273,188		$1,067,086		$827,667		$746,182		$2,962,857		$2,849,316		$2,862,977		$3,018,159		$3,099,809		$3,262,104
Net operating expenses to average daily net assets(f)	0.53	%*	0.52%		0.53%		0.54%		0.54%		0.56%		0.48	%*	0.47%		0.48%		0.49%		0.49%		0.51%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	0.02	%*	0.02%		0.00	%(h)	—		0.00	%(h)	—		0.02	%*	0.02%		0.00	%(h)	—		0.00	%(h)	—
Total net expenses to average daily net assets(f)	0.55	%*	0.54%		0.53%		0.54%		0.54%		0.56%		0.50	%*	0.49%		0.48%		0.49%		0.49%		0.51%
Net investment income (loss) to average daily net assets(b)	5.19	%*	4.99%		4.57%		6.76%		5.58%		5.86	%(i)	5.23	%*	5.04%		4.67%		6.81%		5.60%		5.93	%(i)
Portfolio turnover rate	12	%(j)**	15	%(j)	34	%(j)	21	%(j)	20%		18%		12	%(j)**	15	%(j)	34	%(j)	21	%(j)	20%		18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(k)	0.00	%(h)*	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)*	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.03		$0.04	(a)	$0.04	(a)	$0.06	(a)	$0.01		$0.03		$0.03		$0.04	(a)	$0.04	(a)	$0.06	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

Includes income per share of $0.06 and $0.09, respectively, as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income per share would have been $1.71 and $1.71, respectively. These per share amounts have been adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(d)

Includes realized gain per share of $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $2.78 and $2.78, respectively.

(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)	Ratio is less than 0.01%.
(i)

Includes income of $0.24 and $0.24, respectively, of average daily net assets as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income to average daily net assets would have been 5.62% and 5.69%, respectively.

(j)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 12%, 15%, 33% and 23%, respectively, of the average value of its portfolio.

(k)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	49

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Period From June 25, 2018 (commencment of operations) through February 28, 2019
Net asset value, beginning of period	$20.21		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.27
Net realized and unrealized gain (loss)	0.81		0.71

Total from investment operations	1.01		0.98

Less distributions to shareholders:
From net investment income	(0.42)		(0.61)
From net realized gains	—		(0.16)

Total distributions	(0.42)		(0.77)

Net asset value, end of period	$20.80		$20.21

Total Return(b)	4.99	%**	5.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$219,586		$212,762
Net operating expenses to average daily net assets(c)	0.51	%(d)*	0.51	%(d)*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.04	%*	0.04	%*
Total net expenses to average daily net assets(c)	0.55	%*	0.55	%*
Net investment income (loss) to average daily net assets(a)	1.88	%*	2.00	%*
Portfolio turnover rate(f)	27	%**	81	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g)(h)*	0.12	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the periods ended August 31, 2019 and February 28, 2019, including transactions in USTF, was 89% and 159%, respectively, of the average value of its portfolio.

(g)	Ratio is less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

50	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016		2015(a)
Net asset value, beginning of period	$26.21		$26.41		$25.78		$24.57		$24.80		$24.22

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.67		1.32		1.15		0.96		0.53		0.54
Net realized and unrealized gain (loss)	0.14		(0.38)		0.18		0.89		(0.34)		0.42

Total from investment operations	0.81		0.94		1.33		1.85		0.19		0.96

Less distributions to shareholders:
From net investment income	(0.28)		(1.14)		(0.70)		(0.64)		(0.42)		(0.38)

Total distributions	(0.28)		(1.14)		(0.70)		(0.64)		(0.42)		(0.38)

Net asset value, end of period	$26.74		$26.21		$26.41		$25.78		$24.57	(c)	$24.80

Total Return(d)	3.08	%**	3.58%		5.18%		7.62%		0.77%		3.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$929,758		$1,001,146		$1,205,954		$1,510,894		$1,648,019		$1,790,805
Net operating expenses to average daily net assets(e)	0.47	%*	0.49%		0.47%		0.33%		0.31%		0.31%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	—		0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Total net expenses to average daily net assets(e)	0.47	%*	0.49%		0.47%		0.33%		0.31%		0.31%
Net investment income (loss) to average daily net assets(b)	5.04	%*	4.99%		4.39%		3.82%		2.13%		2.18%
Portfolio turnover rate	26	%(h)**	75	%(h)	152	%(h)	66	%(h)	66%		37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(i)*	0.04%		0.03%		0.04%		0.03%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.05		$0.04		$0.03		$0.04		$0.03	(a)

(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.04 per share.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Ratio is less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 27%, 83%, 175% and 75%, respectively, of the average value of its portfolio.

(i)	Ratio involves indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019(a)		2018(a)		2017(a)		2016(a)		2015(a)
Net asset value, beginning of period	$5.00		$5.00		$5.01		$5.01		$5.01		$5.01

Income (loss) from investment operations:
Net investment income (loss)†	0.06		0.10		0.05		0.02		0.01		0.00	(b)
Net realized and unrealized gain (loss)	0.00	(c)	0.01		(0.01)		0.00	(c)	0.00	(c)	0.00	(c)

Total from investment operations	0.06		0.11		0.04		0.02		0.01		0.00

Less distributions to shareholders:
From net investment income	(0.06)		(0.11)		(0.05)		(0.02)		(0.01)		(0.00	)(d)
From net realized gains	—		—		—		(0.00	)(e)	(0.00	)(e)	(0.00	)(e)

Total distributions	(0.06)		(0.11)		(0.05)		(0.02)		(0.01)		(0.00)

Net asset value, end of period	$5.00		$5.00		$5.00		$5.01		$5.01		$5.01

Total Return(f)	1.20	%**	2.16%		0.96%		0.54%		0.19%		0.06%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$529,028		$635,777		$2,324,706		$2,666,697		$4,033,504		$2,243,931
Net expenses to average daily net assets	0.03	%*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Net investment income (loss) to average daily net assets	2.35	%*	1.97%		1.06%		0.47%		0.16%		0.05%
Portfolio turnover rate(h)	0	%**	0%		0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.10%		0.09%		0.10%		0.10%		0.10%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)	Distributions from net investment income were less than $0.01 per share.
(e)	Distributions from net realized gains were less than $0.01 per share.
(f)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(g)	Ratio is less than 0.01%.
(h)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

52	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2019 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Emerging Country Debt Fund, High Yield Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Bloomberg Barclays U.S. Aggregate Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

Emerging Country Debt Fund is currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$303,581,707	$—	$303,581,707

TOTAL DEBT OBLIGATIONS	—	303,581,707	—	303,581,707

Mutual Funds	12,729,189	—	—	12,729,189
Short-Term Investments	949,391	—	—	949,391

Total Investments	13,678,580	303,581,707	—	317,260,287

Total	$13,678,580	$303,581,707	$—	$317,260,287

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$47,490,197	$—	$47,490,197
U.S. Government	162,074,536	—	—	162,074,536
U.S. Government Agency	—	97,465,006	—	97,465,006

TOTAL DEBT OBLIGATIONS	162,074,536	144,955,203	—	307,029,739

Mutual Funds	285,767,098	—	—	285,767,098
Short-Term Investments	1,207,165	143,994,067	—	145,201,232

Total Investments	449,048,799	288,949,270	—	737,998,069

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	4,138,553	—	4,138,553
Futures Contracts
Interest Rate Risk	18,009	—	—	18,009
Swap Contracts
Interest Rate Risk	—	3,424,420	—	3,424,420

Total	$449,066,808	$296,512,243	$—	$745,579,051

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(6,368,499)	$—	$(6,368,499)
Futures Contracts
Interest Rate Risk	(82,295)	—	—	(82,295)
Swap Contracts
Interest Rate Risk	—	(1,374,959)	—	(1,374,959)

Total	$(82,295)	$(7,743,458)	$—	$(7,825,753)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$37,419,135	$—	$37,419,135
Corporate Debt	—	61,404,928	28,575,400	89,980,328
Foreign Government Agency	—	769,028,119	184,757,473	953,785,592
Foreign Government Obligations	—	2,031,949,806	171,006,156	2,202,955,962
U.S. Government	599,220,128	78,691,547	—	677,911,675

TOTAL DEBT OBLIGATIONS	599,220,128	2,978,493,535	384,339,029	3,962,052,692

Loan Assignments	—	—	8,002,436	8,002,436
Loan Participations	—	—	53,518,268	53,518,268
Mutual Funds	74,190,722	—	—	74,190,722
Rights/Warrants	—	15,402,352	2,403,281	17,805,633
Short-Term Investments	30,635,223	—	—	30,635,223

Total Investments	704,046,073	2,993,895,887	448,263,014	4,146,204,974

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	466,306	—	466,306
Options
Credit Risk	—	—	752,472	752,472
Swap Contracts
Credit Risk	—	30,821,961	—	30,821,961
Interest Rate Risk	—	3,660,656	—	3,660,656

Total	$704,046,073	$3,028,844,810	$449,015,486	$4,181,906,369

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,752,776)	$—	$(1,752,776)
Options
Credit Risk	—	—	(1,823,282)	(1,823,282)
Swap Contracts
Credit Risk	—	(10,061,646)	—	(10,061,646)
Interest Rate Risk	—	(24,537,617)	—	(24,537,617)

Total	$—	$(36,352,039)	$(1,823,282)	$(38,175,321)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$53,609,860	$—	$53,609,860
U.S. Government	58,426,306	—	—	58,426,306
U.S. Government Agency	16,999,189	—	—	16,999,189

TOTAL DEBT OBLIGATIONS	75,425,495	53,609,860	—	129,035,355

Mutual Funds	43,091,133	—	—	43,091,133
Short-Term Investments	3,409,294	42,834,229	—	46,243,523

Total Investments	121,925,922	96,444,089	—	218,370,011

Derivatives^
Futures Contracts
Interest Rate Risk	10,267	—	—	10,267
Swap Contracts
Credit Risk	—	2,691,067	—	2,691,067
Interest Rate Risk	—	1,853,499	—	1,853,499

Total	$121,936,189	$100,988,655	$—	$222,924,844

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(265,333)	$—	$(265,333)
Futures Contracts
Interest Rate Risk	(2,519)	—	—	(2,519)
Swap Contracts
Credit Risk	—	(279,810)	—	(279,810)
Interest Rate Risk	—	(8,071)	—	(8,071)

Total	$(2,519)	$(553,214)	$—	$(555,733)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$817,806,427	$26,947,548	$844,753,975
U.S. Government	16,284,211	—	—	16,284,211
U.S. Government Agency	—	—	13,362,559	13,362,559

TOTAL DEBT OBLIGATIONS	16,284,211	817,806,427	40,310,107	874,400,745

Mutual Funds	10,215,242	—	—	10,215,242
Short-Term Investments	3,164,937	12,999,293	—	16,164,230
Purchased Options	—	328,257	—	328,257

Total Investments	29,664,390	831,133,977	40,310,107	901,108,474

Derivatives^
Futures Contracts
Interest Rate Risk	574	—	—	574
Swap Contracts
Credit Risk	—	28,688,211	—	28,688,211

Total	$29,664,964	$859,822,188	$40,310,107	$929,797,259

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(66,343)	$—	$(66,343)
Futures Contracts
Interest Rate Risk	(16,954)	—	—	(16,954)
Written Options
Credit Risk	—	(106,610)	—	(106,610)
Swap Contracts
Credit Risk	—	(13,748,051)	—	(13,748,051)
Interest Rate Risk	—	(1,995,630)	—	(1,995,630)

Total	$(16,954)	$(15,916,634)	$—	$(15,933,588)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$482,851,193	$45,377,648	$—	$528,228,841

Total Investments	482,851,193	45,377,648	—	528,228,841

Total	$482,851,193	$45,377,648	$—	$528,228,841

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2019.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The following is a reconciliation of material securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of August 31, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2019
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$24,697,310	$—	$—	$(759)	$—	$3,878,849	$—		$—	$28,575,400	$3,878,849
Foreign Government Agency	130,262,106	—	(1,253,637)	1,176,053	—	8,107,326	46,465,625	‡	—	184,757,473	8,107,326
Foreign Government Obligations	116,011,870	—	(3,206,336)	2,263,267	—	8,396,060	47,541,295	‡	—	171,006,156	8,396,060
Loan Assignments	7,965,089	—	(229,429)	(1,698)	—	268,474	—		—	8,002,436	268,474
Loan Participations	58,083,336	—	(6,497,571)	1,315,583	—	616,920	—		—	53,518,268	616,920
Rights/Warrants	2,736,698	—	—	—	—	(333,417)	—		—	2,403,281	(333,417)

Total Investments	339,756,409	—	(11,186,973)	4,752,446	—	20,934,212	94,006,920		—	448,263,014	20,934,212

Derivatives
Options	(993,146)	—	—	—	(366,653)	288,989	—		—	(1,070,810)	327,919

Total	$338,763,263	$—	$(11,186,973)#	$4,752,446	$(366,653)	$21,223,201	$94,006,920		$—	$447,192,204	$21,262,131

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$30,514,634	$119,850	$(2,584,753)	$64,355	$32,159	$(1,198,697)	$—		$—	$26,947,548	$(1,198,697)
U.S. Government Agency	14,579,868	—	(1,221,250)	—	16,405	(12,464)	—		—	13,362,559	(12,464)

Total	$45,094,502	$119,850	$(3,806,003)##	$64,355	$48,564	$(1,211,161)	$—		$—	$40,310,107	$(1,211,161)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $11,186,973 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $2,047,004 of proceeds received from partial calls and/or principal paydowns as applicable.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of August 31, 2019, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value ($)	Net Value (with related collateral) ($)	Weighted Average Maturity (days)
Opportunistic Income Fund	Nomura Securities International, Inc.	12,999,293	13,279,722	4.0
U.S. Treasury Fund	Daiwa Capital Markets America Inc.	45,377,648	45,848,803	4.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2019, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	10,246,444	10,179,618
High Yield Fund	2,974,977	3,469,375

As of August 31, 2019, Emerging Country Debt Fund and High Yield Fund had investments in reverse repurchase agreements with Barclays Bank plc and JP Morgan Securities, Inc. with a gross value of $10,246,444 and $2,974,977, respectively. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2019, the reverse repurchase agreements held by Emerging Country Debt Fund and High Yield Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2019

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Non-U.S. Government Debt Obligations	$—	$—	$—	$—	$10,246,444	$10,246,444

Total borrowings	$—	$—	$—	$—	$10,246,444	$10,246,444

High Yield Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$2,974,977	$2,974,977

Total borrowings	$—	$—	$—	$—	$2,974,977	$2,974,977

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2019, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

As of February 28, 2019, certain Funds elected to defer to March 1, 2019, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Loss Deferral ($)
Asset Allocation Bond Fund	(1,642,124)	(634,963)
Core Plus Bond Fund	(15,735)	—
Emerging Country Debt Fund	—	(25,012,261)
High Yield Fund	—	(2,388,810)
Opportunistic Income Fund	—	—
U.S. Treasury Fund	—	(2,490)

As of February 28, 2019, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2019, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(28,642,545)	(43,396,592)
Core Plus Bond Fund	(1,889,938)	(31,410,825)
Emerging Country Debt Fund	(38,114,264)	—
High Yield Fund	—	—
Opportunistic Income Fund	—	(79,601,499)
U.S. Treasury Fund	(2,012,921)	—

As of August 31, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	304,176,807	13,083,480	—	13,083,480	—
Core Plus Bond Fund	711,628,091	28,407,629	(2,037,651)	26,369,978	(598,134)
Emerging Country Debt Fund	4,342,039,899	351,194,532	(547,029,457)	(195,834,925)	9,655,923
High Yield Fund	217,011,178	1,881,875	(523,042)	1,358,833	1,280,901
Opportunistic Income Fund	900,132,776	28,438,915	(27,463,217)	975,698	(16,957,844)
U.S. Treasury Fund	528,269,120	209,743	(250,022)	(40,279)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

As of August 31, 2019, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Opportunistic Income Fund(2)	U.S. Treasury Fund
Purchase Premium	—	—	0.75%	—	—	—
Redemption Fee	—	—	0.75%	—	—	—

(1)	Prior to February 1, 2016, the premiums on purchases and the fee on redemptions were each 0.50% of the amount invested or redeemed.
(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk		X		X	X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X		X
Market Risk – Equities	X				X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Small Company Risk	X	X			X

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The

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credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely

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settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a

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clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the

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clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt

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crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to reenter or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person

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may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s

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performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the

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possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). In March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union, which provided the United Kingdom with two years to negotiate an exit agreement with the European Union, with a deadline of March 29, 2019. On November 25, 2018, European Union leaders approved the terms of the United Kingdom’s withdrawal from the European Union, which the United Kingdom’s Parliament subsequently rejected. The European Union has agreed to delay the United Kingdom’s exit until October 31, 2019. While negotiations continue, it remains unclear whether a negotiated withdrawal agreement can be reached. If the United Kingdom leaves the European Union without finalizing agreements on trade, finance and other key elements, the withdrawal may lead to legal uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which European Union laws to replicate or replace. The potential implications of a “no

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deal” scenario include a shrinking United Kingdom economy and far-reaching disruptions to world securities markets. Brexit has resulted in volatility in European and global markets and could have a negative long-term effect on financial markets in the United Kingdom and throughout Europe. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type

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evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”)

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is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not “diversified” investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A

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Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund, High Yield Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

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4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e. the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X
Futures contracts
Adjust interest rate exposure		X		X	X
Maintain the diversity and liquidity of the portfolio		X		X	X
Options (Purchased)
Adjust currency exchange rate risk	X	X
Adjust exposure to foreign currencies	X	X
Adjust interest rate exposure					X
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust currency exchange rate risk	X	X
Adjust exposure to foreign currencies	X	X
Adjust interest rate exposure					X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit			X
Swap contracts
Achieve exposure to a reference entity’s credit			X	X	X
Adjust exposure to certain markets					X
Adjust interest rate exposure	X	X	X		X
Provide a measure of protection against default loss			X	X	X
Provide exposure to the Fund’s benchmark		X		X
Adjust exposure to foreign currencies			X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

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Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the

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expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2019 and the Statements of Operations for the period ended August 31, 2019^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(84,743)	$(144,317)	$—	$(229,060)
Forward Currency Contracts	—	—	592,313	—	—	592,313
Written Options	—	—	26,925	—	—	26,925
Swap Contracts	—	—	—	1,526,196	—	1,526,196

Total	$—	$—	$534,495	$1,381,879	$—	$1,916,374

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$84,743	$122,582	$—	$207,325
Forward Currency Contracts	—	—	(738,520)	—	—	(738,520)
Written Options	—	—	(26,925)	—	—	(26,925)
Swap Contracts	—	—	—	(929,229)	—	(929,229)

Total	$—	$—	$(680,702)	$(806,647)	$—	$(1,487,349)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$4,138,553	$—	$—	$4,138,553
Unrealized Appreciation on Futures Contracts¤	—	—	—	18,009	—	18,009
Swap Contracts, at value¤	—	—	—	3,424,420	—	3,424,420

Total	$—	$—	$4,138,553	$3,442,429	$—	$7,580,982

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(6,368,499)	$—	$—	$(6,368,499)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(82,295)	—	(82,295)
Swap Contracts, at value¤	—	—	—	(1,374,959)	—	(1,374,959)

Total	$—	$—	$(6,368,499)	$(1,457,254)	$—	$(7,825,753)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(202,051)	$(326,169)	$—	$(528,220)
Forward Currency Contracts	—	—	(1,950,143)	—	—	(1,950,143)
Futures Contracts	—	—	—	5,470,339	—	5,470,339
Written Options	—	—	64,197	—	—	64,197
Swap Contracts	—	—	—	7,997,790	—	7,997,790

Total	$—	$—	$(2,087,997)	$13,141,960	$—	$11,053,963

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$202,051	$291,202	$—	$493,253
Forward Currency Contracts	—	—	(3,008,133)	—	—	(3,008,133)
Futures Contracts	—	—	—	164,415	—	164,415
Written Options	—	—	(64,197)	—	—	(64,197)
Swap Contracts	—	—	—	(422,476)	—	(422,476)

Total	$—	$—	$(2,870,279)	$33,141	$—	$(2,837,138)

Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$466,306	$—	$—	$466,306
Options, at value	752,472	—	—	—	—	752,472
Swap Contracts, at value¤	30,821,961	—	—	3,660,656	—	34,482,617

Total	$31,574,433	$—	$466,306	$3,660,656	$—	$35,701,395

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,752,776)	$—	$—	$(1,752,776)
Options, at value	(1,823,282)	—	—	—	—	(1,823,282)
Swap Contracts, at value¤	(10,061,646)	—	—	(24,537,617)	—	(34,599,263)

Total	$(11,884,928)	$—	$(1,752,776)	$(24,537,617)	$—	$(38,175,321)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$7,898,101	$—	$—	$7,898,101
Options	(366,653)	—	—	—	—	(366,653)
Swap Contracts	(9,152,780)	—	—	643,134	—	(8,509,646)

Total	$(9,519,433)	$—	$7,898,101	$643,134	$—	$(978,198)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$1,546,360	$—	$—	$1,546,360
Options	288,990	—	—	—	—	288,990
Swap Contracts	20,121,068	—	—	(18,215,190)	—	1,905,878

Total	$20,410,058	$—	$1,546,360	$(18,215,190)	$—	$3,741,228

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
High Yield Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$—	$10,267	$—	$10,267
Swap Contracts, at value¤	2,691,067	—	—	1,853,499	—	4,544,566

Total	$2,691,067	$—	$—	$1,863,766	$—	$4,554,833

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(265,333)	$—	$—	$(265,333)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(2,519)	—	(2,519)
Swap Contracts, at value¤	(279,810)	—	—	(8,071)	—	(287,881)

Total	$(279,810)	$—	$(265,333)	$(10,590)	$—	$(555,733)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(703,861)	$—	$—	$(703,861)
Futures Contracts	—	—	—	1,298,893	—	1,298,893
Swap Contracts	1,519,372	—	—	4,549,455	—	6,068,827

Total	$1,519,372	$—	$(703,861)	$5,848,348	$—	$6,663,859

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$(752,035)	$—	$—	$(752,035)
Futures Contracts	—	—	—	80,927	—	80,927
Swap Contracts	(344,992)	—	—	(424,571)	—	(769,563)

Total	$(344,992)	$—	$(752,035)	$(343,644)	$—	$(1,440,671)

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$328,257	$—	$—	$—	$—	$328,257
Unrealized Appreciation on Futures Contracts¤	—	—	—	574	—	574
Swap Contracts, at value¤	28,688,211	—	—	—	—	28,688,211

Total	$29,016,468	$—	$—	$574	$—	$29,017,042

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(66,343)	$—	$—	$(66,343)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(16,954)	—	(16,954)
Written Options, at value	(106,610)	—	—	—	—	(106,610)
Swap Contracts, at value¤	(13,748,051)	—	—	(1,995,630)	—	(15,743,681)

Total	$(13,854,661)	$—	$(66,343)	$(2,012,584)	$—	$(15,933,588)

Net Realized Gain (Loss) on
Investments (purchased options)	$(1,282,262)	$—	$—	$—	$—	$(1,282,262)
Forward Currency Contracts	—	—	(24,985)	—	—	(24,985)
Futures Contracts	—	—	—	4,626,368	—	4,626,368
Written Options	350,610	—	—	—	—	350,610
Swap Contracts	1,388,051	—	—	(3,782,452)	—	(2,394,401)

Total	$456,399	$—	$(24,985)	$843,916	$—	$1,275,330

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$718,915	$—	$—	$—	$—	$718,915
Forward Currency Contracts	—	—	(65,809)	—	—	(65,809)
Futures Contracts	—	—	—	343,865	—	343,865
Written Options	(23,853)	—	—	—	—	(23,853)
Swap Contracts	(2,033,768)	—	—	(1,592,134)	—	(3,625,902)

Total	$(1,338,706)	$—	$(65,809)	$(1,248,269)	$—	$(2,652,784)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

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¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2019, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2019:

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$878,825	$—	$(629,961)	$248,864
Barclays Bank plc	900,552	(33,026)	(867,526)	—	*
Citibank N.A.	9,405	—	9,405	—
Goldman Sachs International	630,079	(440,000)	(93,642)	96,437
JPMorgan Chase Bank, N.A.	1,126,413	—	1,126,413	—
Morgan Stanley & Co. International PLC	593,279	—	593,279	—

Total	$4,138,553	$(473,026)	$137,968	$345,301

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Core Plus Bond Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$629,961	$—	$629,961	$—
Barclays Bank plc	867,526	—	867,526	—
Citibank N.A.	308,131	(256,430)	(9,405)	42,296
Goldman Sachs International	93,642	—	93,642	—
JPMorgan Chase Bank, N.A.	1,883,512	(757,099)	(1,126,413)	—	*
Morgan Stanley & Co. International PLC	2,585,727	(1,855,269)	(593,279)	137,179

Total	$6,368,499	$(2,868,798)	$(137,968)	$179,475

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,521,453	$(937,030)	$(191,494)	$392,929
Citibank N.A.	8,232,218	(7,220,000)	—	1,012,218
Deutsche Bank AG	4,835,611	—	4,835,611	—
Goldman Sachs International	4,490,548	—	4,490,548	—
JPMorgan Chase Bank, N.A.	6,108,477	—	6,108,477	—
Morgan Stanley & Co. International PLC	212,848	—	212,848	—

Total	$25,401,155	$(8,157,030)	$15,455,990	$1,405,147

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$191,494	$—	$191,494	$—
Deutsche Bank AG	6,997,059	(1,758,952)	(4,835,611)	402,496
Goldman Sachs International	7,104,203	(2,613,655)	(4,490,548)	—	*
JPMorgan Chase Bank, N.A.	6,231,204	(122,727)	(6,108,477)	—	*
Morgan Stanley & Co. International PLC	231,534	(18,686)	(212,848)	—	*

Total	$20,755,494	$(4,514,020)	$(15,455,990)	$402,496

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$658,392	$(570,000)	$—	$88,392
JPMorgan Chase Bank, N.A.	1,010,355	(837,319)	(173,036)	—	*
Morgan Stanley Capital Services LLC.	184,752	—	—	184,752

Total	$1,853,499	$(1,407,319)	$(173,036)	$273,144

88

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

High Yield Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$380,178	$(377,693)	$—	$2,485
JPMorgan Chase Bank, N.A.	173,036	—	173,036	—

Total	$553,214	$(377,693)	$173,036	$2,485

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$5,346,587	$(4,946,998)	$(399,589)	$—	*
Citigroup Global Markets Inc.	330,843	—	(223,581)	107,262
Credit Suisse International	109,734	—	109,734	—
Deutsche Bank AG	302,622	—	302,622	—
Goldman Sachs International	4,460,127	(3,150,000)	(1,150,387)	159,740
JPMorgan Chase Bank, N.A.	13,159,006	(9,705,736)	(3,453,270)	—	*
Morgan Stanley Capital Services LLC	5,004,279	(4,318,337)	(685,942)	—	*

Total	$28,713,198	$(22,121,071)	$(5,500,413)	$267,002

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$399,589	$—	$399,589	$—
Barclays Bank plc	1,336,293	(1,336,293)	—	—	*
Citibank N.A.	108,308	—	—	108,308
Citigroup Global Markets Inc.	223,581	—	223,581	—
Credit Suisse International	237,927	—	(109,734)	128,193
Deutsche Bank AG	452,483	—	(302,622)	149,861
Goldman Sachs International	1,150,387	—	1,150,387	—
JPMorgan Chase Bank, N.A.	3,453,270	—	3,453,270	—
Morgan Stanley & Co. International PLC	35,948	—	—	35,948
Morgan Stanley Capital Services LLC	685,942	—	685,942	—

Total	$8,083,728	$(1,336,293)	$5,500,413	$422,310

*	The actual collateral received and/or pledged is more than the amount shown.

89

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2019:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)		Swap Contracts ($)
Asset Allocation Bond Fund	65,960,178	—	404,563	*	78,219,570
Core Plus Bond Fund	488,819,566	118,708,941	964,596	*	607,406,773
Emerging Country Debt Fund	176,932,648	—	275,543,000		1,255,884,501
High Yield Fund	41,939,539	39,165,691	—		152,364,978
Opportunistic Income Fund	1,449,210	104,642,917	679,978,325		645,380,686

*	During the period ended August 31, 2019, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.25%	0.35%	0.35%	0.40%(a)	0.08%(b)

(a)	Prior to January 1, 2017, the management fee was 0.25%.
(b)	Prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V		Class VI	Class R6	Class I
Asset Allocation Bond Fund	0.15%						0.055%
Core Plus Bond Fund	0.15%		0.10%					0.15%*	0.15%*
Emerging Country Debt Fund	0.15%		0.10%
High Yield Fund	0.15%	*	0.10%	*	0.085%	*	0.055%	0.15%*	0.15%*
Opportunistic Income Fund	0.15%	*					0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of August 31, 2019.

For each Fund, other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse each GMO Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. GMO has contractually agreed to reimburse High Yield Fund for the portion of its “Specified Operating Expenses” that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”).

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

90

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

For High Yield Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period ended August 31, 2019, GMO recouped the following previously recorded waivers and/or reimbursements.

Recoupment Amount ($)
High Yield Fund, Class VI	26,030

On August 31, 2019, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2020	Expiring the year ending February 28, 2021	Expiring the year ending February 28, 2022
High Yield Fund, Class VI	$ —	$ —	$139,528

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2020 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments to financial intermediaries that provide sub-transfer agent/recordkeeping services in respect of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments to third parties for sub-transfer agency, recordkeeping and other administrative services provided with respect to investors invested in Class I shares through an account maintained by a third party intermediary. These services are not primarily intended to result in the sale of Fund shares but are intended to provide ongoing services with respect to shareholders investing in Class I shares through a third-party platform or intermediary. The payments are, however, made pursuant to a service plan adopted pursuant to the provisions of Rule 12b-1 under the 1940 Act so as to ensure compliance with relevant regulations in the event payment for those services is nonetheless deemed to constitute the direct or indirect financing of distribution of a Fund’s shares by holders of its Class I shares. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares and may cost holders of those shares more than other types of sales charges.

91

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2019 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	6,143	858
Core Plus Bond Fund	8,745	934
Emerging Country Debt Fund	50,573	4,848
High Yield Fund	2,786	209
Opportunistic Income Fund	12,552	1,304
U.S. Treasury Fund	12,960	1,752

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the six month period ended August 31, 2019, the below Funds had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses*
Core Plus Bond Fund	0.126%

*	Annualized.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2019, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2019 are noted in the table below:

Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	41,081,658	56,113,410	103,571,294	73,090,000
Core Plus Bond Fund	594,500,265	180,974,686	628,180,026	227,298,586
Emerging Country Debt Fund	64,197,422	490,444,351	51,565,767	421,797,544
High Yield Fund	11,329,297	145,182,022	14,672,094	95,773,870
Opportunistic Income Fund	60,534,027	190,911,231	60,709,308	299,323,303
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

92

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2019

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	2	‡	69.62%	< 0.01%	99.98%
Core Plus Bond Fund	4	#	78.96%	0.01%	97.46%
Emerging Country Debt Fund	—		—	0.13%	19.22%
High Yield Fund	2	‡	99.99%	—	100.00%
Opportunistic Income Fund	3	§	88.66%	0.77%	98.79%
U.S. Treasury Fund	2	#	34.78%	0.69%	86.79%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	—	$—	323,246	$7,094,871
Shares issued to shareholders in reinvestment of distributions	64,583	1,429,864	217,076	4,658,802
Shares repurchased	(1,036,094)	(22,980,922)	(6,141,016)	(136,252,051)

Net increase (decrease)	(971,511)	$(21,551,058)	(5,600,694)	$(124,498,378)

Class VI:
Shares sold	127,215	$2,800,000	559,591	$12,172,474
Shares issued to shareholders in reinvestment of distributions	222,130	4,931,301	766,638	16,505,943
Shares repurchased	(3,358,154)	(74,576,393)	(33,498,610)	(740,235,562)

Net increase (decrease)	(3,008,809)	$(66,845,092)	(32,172,381)	$(711,557,145)

Core Plus Bond Fund
Class III:
Shares sold	16,488	$352,710	2,392,287	$50,128,789
Shares issued to shareholders in reinvestment of distributions	—	—	100,928	2,073,392
Shares repurchased	(599,733)	(13,261,959)	(118,350)	(2,499,196)

Net increase (decrease)	(583,245)	$(12,909,249)	2,374,865	$49,702,985

Class IV:
Shares sold	213,876	$4,556,254	9,700,548	$203,400,272
Shares issued to shareholders in reinvestment of distributions	—	—	1,452,774	29,943,776
Shares repurchased	(3,437,144)	(75,523,034)	(27,325,419)	(575,500,755)

Net increase (decrease)	(3,223,268)	$(70,966,780)	(16,172,097)	$(342,156,707)

93

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares		Amount
Emerging Country Debt Fund
Class III:
Shares sold	2,631,884	$71,653,020	4,223,809		$113,980,360
Shares issued to shareholders in reinvestment of distributions	622,442	17,129,609	2,995,477		76,849,920
Shares repurchased	(5,924,151)	(164,191,686)	(3,437,900)		(93,037,193)
Purchase premiums	—	15,559	—		717,117
Redemption fees	—	283,722	—		729,206

Net increase (decrease)	(2,669,825)	$(75,109,776)	3,781,386		$99,239,410

Class IV:
Shares sold	5,363,931	$148,827,109	12,706,912		$341,918,055
Shares issued to shareholders in reinvestment of distributions	1,376,759	37,833,334	7,021,515		179,598,243
Shares repurchased	(6,208,655)	(169,236,471)	(13,508,216)		(366,101,076)
Purchase premiums	—	36,243	—		1,575,671
Redemption fees	—	612,831	—		1,569,189

Net increase (decrease)	532,035	$18,073,046	6,220,211		$158,560,082

High Yield Fund
Class VI:*
Shares sold	267	$5,517	24,418,763	(a)	$489,560,914	(a)
Shares issued to shareholders in reinvestment of distributions	212,270	4,379,125	422,797		8,155,753
Shares repurchased	(182,649)	(3,768,042)	(14,314,817)		(286,953,319)

Net increase (decrease)	29,888	$616,600	10,526,743		$210,763,348

Opportunistic Income Fund
Class VI:
Shares sold	688,632	$18,129,581	5,491,424		$146,241,083
Shares issued to shareholders in reinvestment of distributions	318,729	8,452,702	1,432,303		37,450,244
Shares repurchased	(4,435,019)	(117,935,529)	(14,383,492)		(381,577,895)
Purchase premiums	—	69,775	—		547,528
Redemption fees	—	250,983	—		1,486,572

Net increase (decrease)	(3,427,658)	$(91,032,488)	(7,459,765)		$(195,852,468)

U.S. Treasury Fund
Core Class:
Shares sold	408,398,981	$2,041,994,903	441,036,241	(b)	$5,077,646,036
Shares issued to shareholders in reinvestment of distributions	625,243	3,126,216	1,124,838	(b)	19,828,549
Shares repurchased	(430,435,957)	(2,152,179,783)	(408,046,941	)(b)(c)	(6,786,663,728	)(c)

Net increase (decrease)	(21,411,733)	$(107,058,664)	34,114,138		$(1,689,189,143)

*	The period under the heading “Year Ended February 28, 2019” represents the period from June 25, 2018 (commencement of operations) through February 28, 2019.
(a)	10,546,955 shares and $210,939,097 represented a contribution of assets by its sole shareholder to launch High Yield Fund on June 25, 2018.
(b)	Shares were adjusted to reflect an approximate 5:1 stock split effective December 6, 2018.
(c)	203,548,498 shares and $1,017,970,052 were redeemed in-kind by an affiliate.

94

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$29,705,779	$56,113,410	$73,090,000	$182,863	$—	$—	$12,729,189

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$34,628,088	$—	$—	$527,247	$—	$1,202,993	$35,831,081
GMO Opportunistic Income Fund, Class VI	135,749,920	—	—	1,430,010	—	2,745,038	138,494,958
GMO U.S. Treasury Fund	39,599,632	176,100,000	201,999,999	106,465	—	—	13,699,633

Totals	$209,977,640	$176,100,000	$201,999,999	$2,063,722	$—	$3,948,031	$188,025,672

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,190,722	$—	$—	$886,938	$—	$—	$74,190,722

High Yield Fund
GMO U.S. Treasury Fund	$3,539,546	$88,156,545	$78,235,000	$52,004	$—	$—	$13,461,091

Opportunistic Income Fund
GMO U.S. Treasury Fund	$17,465,242	$15,000,000	$22,250,000	$136,023	$(2,899)	$2,899	$10,215,242

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through August 31, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2020.

95

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2019 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment divisions that manage the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against the fees the Fund pays the Manager the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

96

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2019 (Unaudited)

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Core Plus Bond Fund

Approval of renewal of management agreement for GMO Core Plus Bond Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

97

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2019 (Unaudited)

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against the fees the Fund pays the Manager the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

98

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2019 (Unaudited)

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by the Manager in managing the Fund relative to the risks borne by the Manager in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against the fees the Fund pays the Manager the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO High Yield Fund

Approval of renewal of management agreement for GMO High Yield Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

99

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2019 (Unaudited)

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

100

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2019 (Unaudited)

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against the fees the Fund pays the Manager the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

101

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2019 (Unaudited)

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and

102

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2019 (Unaudited)

considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

103

GMO Trust Funds

Fund Expenses

August 31, 2019 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2019.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1,

2019 through August 31, 2019.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only,

and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

Asset Allocation Bond Fund
Class III	$1,000.00	$1,071.90	$2.14	$1,000.00	$1,023.08	$2.08	0.41%
Class VI	$1,000.00	$1,072.20	$1.61	$1,000.00	$1,023.58	$1.58	0.31%

Core Plus Bond Fund
Class III	$1,000.00	$1,092.90	$2.21	$1,000.00	$1,023.03	$2.14	0.42%
Class IV	$1,000.00	$1,093.10	$1.95	$1,000.00	$1,023.28	$1.88	0.37%

Emerging Country Debt Fund
Class III	$1,000.00	$1,049.80	$2.83	$1,000.00	$1,022.37	$2.80	0.55%
Class IV	$1,000.00	$1,050.10	$2.58	$1,000.00	$1,022.62	$2.54	0.50%

High Yield Fund
Class VI	$1,000.00	$1,049.90	$2.83	$1,000.00	$1,022.37	$2.80	0.55%

Opportunistic Income Fund
Class VI	$1,000.00	$1,030.80	$2.40	$1,000.00	$1,022.77	$2.39	0.47%

U.S. Treasury Fund
Core	$1,000.00	$1,012.00	$0.15	$1,000.00	$1,024.99	$0.15	0.03%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2019, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

104

GMO Trust

Semiannual Report

August 31, 2019

Climate Change Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

International Equity Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Fund

U.S. Small Cap Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q or Form N-Port (available for filings after March 31, 2019), which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q or Form N-Port may be reviewed and copied, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.5%
Mutual Funds	4.0
Preferred Stocks	2.8
Short-Term Investments	0.2
Other	(2.5)

100.0%

Country Summary¤	% of Investments
United States	33.8%
Japan	9.7
France	8.5
Russia	4.9
United Kingdom	4.0
Other Emerging	3.8 †
Spain	3.7
Germany	3.6
Denmark	3.0
Canada	3.0
China	3.0
Italy	2.9
Chile	2.7
Norway	2.4
Other Developed	2.2 ‡
Brazil	2.2
Australia	1.6
Israel	1.4
Poland	1.3
Portugal	1.3
Mexico	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	38.8%
Energy Efficiency	21.8
Agriculture	16.3
Copper	10.1
Electric Grid	6.3
Water	6.0
Smart Grid	0.7

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

1

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.5%

	Argentina — 0.8%

162,053	Adecoagro SA *	904,256

	Australia — 1.7%

415,437	Infigen Energy	164,778

19,699	OZ Minerals Ltd	121,488

53,371	Quintis Ltd * (a) (b)	—

238,096	Sandfire Resources NL	999,160

182,396	Tassal Group Ltd	529,875

	Total Australia	1,815,301

	Brazil — 2.2%

94,700	Cosan SA	1,143,215

74,400	Duratex SA	238,058

194,700	Sao Martinho SA	838,795

52,000	SLC Agricola SA	217,619

	Total Brazil	2,437,687

	Canada — 3.1%

77,463	Canadian Solar Inc *	1,811,860

887,600	Largo Resources Ltd *	913,333

59,800	Lundin Mining Corp	285,211

16,100	NFI Group Inc	351,409

	Total Canada	3,361,813

	China — 3.0%

883,000	Chaowei Power Holdings Ltd	323,756

609,000	China Datang Corp Renewable Power Co Ltd – Class H	56,616

386,000	China High Speed Transmission Equipment Group Co Ltd	210,294

825,000	China Suntien Green Energy Corp Ltd – Class H	211,995

18,600	Hollysys Automation Technologies Ltd	291,090

1,740,000	Huaneng Renewables Corp Ltd – Class H	481,816

168,000	MMG Ltd *	34,545

746,000	Tianneng Power International Ltd	587,819

518,000	Wasion Group Holdings Ltd	185,368

620,120	Xinjiang Goldwind Science & Technology Co Ltd – Class H	728,498

110,214	Zhengzhou Yutong Bus Co Ltd – Class A	224,131

	Total China	3,335,928

	Denmark — 3.1%

46,590	Vestas Wind Systems A/S	3,425,988

	Finland — 0.2%

17,755	Kemira Oyj	250,242

Shares	Description	Value ($)

	France — 8.7%

16,842	Albioma SA	434,943

94,730	Electricite de France SA	1,151,992

20,006	Nexans SA	642,034

13,537	Schneider Electric SE	1,133,912

24,543	STMicroelectronics NV	434,642

98,076	Suez	1,522,731

60,545	Valeo SA	1,656,677

81,320	Veolia Environnement SA	1,944,687

11,700	Vilmorin & Cie SA	628,017

	Total France	9,549,635

	Germany — 3.7%

13,683	CENTROTEC Sustainable AG	185,243

104,396	E.ON SE	971,268

24,879	K+S AG (Registered)	393,967

209	Knorr-Bremse AG	19,552

14,366	Nordex SE *	145,910

23,966	Siemens AG (Registered)	2,396,656

	Total Germany	4,112,596

	India — 0.1%

253,775	Rashtriya Chemicals & Fertilizers Ltd	145,745

	Israel — 1.5%

357,997	Israel Chemicals Ltd	1,616,773

	Italy — 2.9%

279,636	Enel SPA	2,028,699

25,758	Prysmian SPA	565,278

99,537	Terna Rete Elettrica Nazionale SPA	627,192

	Total Italy	3,221,169

	Japan — 9.9%

7,800	Central Japan Railway Co	1,542,253

900	Daikin Industries Ltd	111,281

16,600	East Japan Railway Co	1,579,912

35,900	Ebara Corp	850,349

36,500	GS Yuasa Corp	610,454

88,700	Hitachi Zosen Corp	283,527

81,000	Kubota Corp	1,160,526

9,000	Kurita Water Industries Ltd	233,730

4,300	METAWATER Co Ltd	148,854

47,700	Osaki Electric Co Ltd	296,406

159,500	Panasonic Corp	1,228,616

89,700	Renesas Electronics Corp *	559,044

41,700	Takuma Co Ltd	480,797

7,600	Tsukishima Kikai Co Ltd	94,331

18,500	West Japan Railway Co	1,558,607

8,000	Yokogawa Electric Corp	145,140

	Total Japan	10,883,827

2	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.2%

724,600	George Kent Malaysia Berhad	180,398

	Mexico — 1.0%

489,900	Grupo Mexico SAB de CV	1,128,103

	Netherlands — 0.8%

46,972	Arcadis NV	889,054

	Norway — 2.5%

159,340	Austevoll Seafood ASA	1,635,196

704	Bakkafrost P/F	41,372

27,157	Grieg Seafood ASA	333,067

1,183	Mowi ASA (a)	28,298

6,512	Norway Royal Salmon ASA	133,121

1,025	Salmar ASA	48,628

11,052	Yara International ASA	478,934

	Total Norway	2,698,616

	Pakistan — 0.4%

827,000	Fauji Fertilizer Co Ltd	482,888

	Poland — 1.4%

77,187	KGHM Polska Miedz SA *	1,516,036

	Portugal — 1.3%

375,522	EDP – Energias de Portugal SA	1,419,400

	Russia — 5.0%

117,000	MMC Norilsk Nickel PJSC ADR	2,840,601

105,480	PhosAgro PJSC GDR (Registered)	1,366,309

116,061	Ros Agro Plc GDR (Registered)	1,267,143

	Total Russia	5,474,053

	South Africa — 0.0%

19,722	Tongaat Hulett Ltd * (b)	8,588

	South Korea — 0.7%

2,945	LG Chem Ltd	805,696

	Spain — 3.8%

6,288	Acciona SA	675,427

2,409	Construcciones y Auxiliar de Ferrocarriles SA	104,585

65,788	Endesa SA	1,690,809

11,949	Fomento de Construcciones y Contratas SA	148,741

85,454	Iberdrola SA	879,664

33,043	Red Electrica Corp SA	656,186

	Total Spain	4,155,412

	Sweden — 0.3%

37,757	Svenska Cellulosa AB SCA – Class B	326,237

Shares	Description	Value ($)

	Switzerland — 0.9%

877	Gurit Holding AG	1,006,340

	Taiwan — 0.6%

150,000	Delta Electronics Inc	699,180

	Thailand — 0.2%

446,400	SPCG Pcl	271,202

	Ukraine — 0.7%

67,964	Kernel Holding SA	771,638

	United Kingdom — 4.1%

96,055	Antofagasta Plc	1,015,355

81,236	Drax Group Plc	267,203

27,798	Go-Ahead Group Plc	704,347

50,027	KAZ Minerals Plc	245,490

70,590	National Grid Plc	739,401

77,381	Polypipe Group Plc	354,986

159,653	Renewables Infrastructure Group Ltd (The)	252,589

961,840	Renewi Plc	360,692

375,079	Stagecoach Group Plc	563,974

	Total United Kingdom	4,504,037

	United States — 30.7%

13,000	AGCO Corp.	898,560

49,900	Albemarle Corp. (a)	3,080,327

54,300	BorgWarner, Inc.	1,771,809

4,700	Darling Ingredients, Inc. *	87,420

1,100	Deere & Co.	170,401

44,600	Delphi Technologies Plc	590,058

14,200	Eaton Corp Plc	1,146,224

11,400	Edison International	823,878

5,800	EnerSys	324,800

37,400	Exelon Corp.	1,767,524

26,500	First Solar, Inc. *	1,644,855

612,780	Freeport-McMoRan, Inc.	5,631,448

20,300	FutureFuel Corp.	218,834

2,500	Ingersoll-Rand Plc	302,725

27,700	Johnson Controls International Plc	1,182,513

166,100	Livent Corp. *	1,021,515

98,900	Mosaic Co. (The)	1,818,771

45,400	ON Semiconductor Corp. *	808,120

29,500	Owens Corning	1,692,120

141,400	Renewable Energy Group, Inc. *	1,720,838

4,800	REX American Resources Corp. *	329,664

8,200	Rexnord Corp. *	214,676

70,395	SolarEdge Technologies, Inc. *	5,766,759

5,100	TE Connectivity Ltd.	465,222

10,100	TPI Composites, Inc. *	178,164

700	Valmont Industries, Inc.	94,850

	Total United States	33,752,075

	TOTAL COMMON STOCKS (COST $110,774,861)	105,149,913

See accompanying notes to the financial statements.	3

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (c) — 2.8%

	Chile — 2.8%

125,900	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	3,102,176

	TOTAL PREFERRED STOCKS (COST $5,457,850)	3,102,176

	MUTUAL FUNDS — 4.0%

	United States — 4.0%

	Affiliated Issuers — 4.0%

873,680	GMO U.S. Treasury Fund (d)	4,368,402

	TOTAL MUTUAL FUNDS (COST $4,368,402)	4,368,402

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

218,705	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (e)	218,705

	TOTAL SHORT-TERM INVESTMENTS (COST $218,705)	218,705

	TOTAL INVESTMENTS — 102.5% (Cost $120,819,818)	112,839,196

	Other Assets and Liabilities (net) — (2.5%)	(2,711,280)

	TOTAL NET ASSETS — 100.0%	$110,127,916

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(e)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

4	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	84.1%
Investment Funds	7.3
Mutual Funds	3.7
Preferred Stocks	3.0
Debt Obligations	1.0
Short-Term Investments	0.2
Futures Contracts	0.0 ^
Other	0.7

100.0%

Country Summary¤	% of Investments
China	28.6%
Taiwan	12.1
Thailand	10.9
South Korea	7.4
United States	6.3 *
Brazil	5.8
Switzerland	4.3
Russia	3.5
Indonesia	3.3
India	3.1
Philippines	2.6
Mexico	1.9
South Africa	1.6
Turkey	1.6
Hong Kong	1.5
United Kingdom	1.3 *
Vietnam	1.0
Belgium	0.8
France	0.7
Peru	0.6
Japan	0.4
Greece	0.4
United Arab Emirates	0.3

100.0%

Industry Group Summary	% of Equity Investments#
Banks	22.5%
Food, Beverage & Tobacco	10.5
Retailing	9.4
Technology Hardware & Equipment	9.2
Media & Entertainment	8.4
Semiconductors & Semiconductor Equipment	8.2
Insurance	6.7
Real Estate	4.7
Food & Staples Retailing	3.2
Transportation	3.2
Household & Personal Products	3.0
Consumer Services	2.7
Capital Goods	2.4
Diversified Financials	1.6
Consumer Durables & Apparel	1.5
Energy	0.5
Telecommunication Services	0.4
Software & Services	0.4
Utilities	0.4
Pharmaceuticals, Biotechnology & Life Sciences	0.4
Materials	0.4
Automobiles & Components	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

5

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.1%

	Belgium — 0.8%

83,996	Anheuser-Busch InBev SA/NV	7,939,246

	Brazil — 2.7%

685,700	Atacadao SA	3,692,613

176,700	B3 SA – Brasil Bolsa Balcao	1,911,654

429,639	Banco BTG Pactual SA	6,077,820

880,500	BR Malls Participacoes SA	2,866,250

703,500	Localiza Rent a Car SA	7,991,461

908,300	Rumo SA *	4,847,484

	Total Brazil	27,387,282

	China — 26.9%

380,376	Alibaba Group Holding Ltd Sponsored ADR *	66,577,211

6,882,004	China Construction Bank Corp – Class H	5,114,116

189,800	China Gas Holdings Ltd	782,398

319,229	China International Travel Service Corp Ltd – Class A	4,271,698

1,543,000	China Mengniu Dairy Co Ltd *	6,104,022

1,630,500	China Merchants Bank Co Ltd – Class H	7,397,515

3,770,000	China Overseas Land & Investment Ltd	11,892,561

2,324,000	China Resources Land Ltd	9,421,889

1,670,000	CSPC Pharmaceutical Group Ltd	3,327,405

1,799,372	Midea Group Co Ltd – Class A	13,313,929

13,300	NetEase Inc ADR	3,391,500

44,900	New Oriental Education & Technology Group Inc Sponsored ADR *	5,091,660

5,388,751	Ping An Bank Co Ltd – Class A	10,679,414

2,826,905	Ping An Insurance Group Co of China Ltd – Class H	32,433,096

702,093	SAIC Motor Corp Ltd – Class A	2,464,492

1,569,184	Tencent Holdings Ltd	64,784,585

2,258,000	Tingyi Cayman Islands Holding Corp	3,104,706

603,971	Toly Bread Co Ltd – Class A	4,085,714

499,711	Wuliangye Yibin Co Ltd – Class A	9,894,723

294,600	Yum China Holdings Inc	13,383,678

	Total China	277,516,312

	France — 0.7%

26,729	L’Oreal SA	7,298,513

	Greece — 0.4%

2,173,257	Eurobank Ergasias SA *	1,922,243

759,375	National Bank of Greece SA *	2,201,313

	Total Greece	4,123,556

	Hong Kong — 1.4%

1,527,041	AIA Group Ltd	14,776,793

Shares	Description	Value ($)

	India — 4.3%

870,808	CMI Ltd (a)	696,243

961,668	Coffee Day Enterprises Ltd *	1,008,037

10,683,040	Gayatri Highways Ltd *	59,836

11,052,457	Gayatri Projects Ltd * (a)	16,440,025

151,965	HDFC Bank Ltd	4,759,229

1,269,762	HDFC Life Insurance Co Ltd	9,888,849

129,178	Hindustan Unilever Ltd	3,406,442

327,924	ICICI Bank Ltd	1,883,238

486,985	ICICI Prudential Life Insurance Co Ltd	2,892,679

145,556	Kotak Mahindra Bank Ltd	2,926,591

	Total India	43,961,169

	Indonesia — 3.2%

14,298,464	Bank Central Asia Tbk PT	30,688,288

6,922,000	Bank Rakyat Indonesia Persero Tbk PT	2,083,676

	Total Indonesia	32,771,964

	Japan — 0.4%

34,000	Daikin Industries Ltd	4,203,951

	Mexico — 1.8%

1,607,200	Fomento Economico Mexicano SAB de CV	14,700,288

766,400	Grupo Financiero Banorte SAB de CV – Class O	4,135,344

	Total Mexico	18,835,632

	Peru — 0.6%

28,582	Credicorp Ltd	5,919,904

	Philippines — 2.5%

5,505,882	BDO Unibank Inc	15,754,458

6,513,940	Puregold Price Club Inc	5,495,979

10,195,000	Semirara Mining & Power Corp	4,542,901

	Total Philippines	25,793,338

	Russia — 3.0%

147,800	QIWI Plc Sponsored ADR	3,591,540

1,099,319	Sberbank of Russia PJSC Sponsored ADR	15,088,193

138,401	X5 Retail Group NV GDR (Registered)	4,776,596

199,400	Yandex NV – Class A *	7,397,740

	Total Russia	30,854,069

	South Africa — 1.6%

858,204	FirstRand Ltd	3,395,890

56,337	Naspers Ltd – N Shares	12,820,367

	Total South Africa	16,216,257

6	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — 7.2%

99,177	KB Financial Group Inc	3,240,414

3,374	LG Household & Health Care Ltd	3,291,700

1,871,387	Samsung Electronics Co Ltd	68,135,272

	Total South Korea	74,667,386

	Switzerland — 4.3%

389,700	Nestle SA (Registered)	43,792,301

	Taiwan — 11.9%

817,770	Chailease Holding Co Ltd	3,240,155

11,994,000	CTBC Financial Holding Co Ltd	7,768,834

1,815,000	Delta Electronics Inc	8,460,078

7,627,575	E.Sun Financial Holding Co Ltd	6,129,558

26,000	Largan Precision Co Ltd	3,228,472

7,194,000	Mega Financial Holding Co Ltd	6,582,198

539,000	President Chain Store Corp	5,011,307

2,674,486	Taiwan Cement Corp	3,272,023

8,978,000	Taiwan Semiconductor Manufacturing Co Ltd	73,768,855

2,017,000	Uni-President Enterprises Corp	4,918,551

	Total Taiwan	122,380,031

	Thailand — 6.3%

489,800	Advanced Info Service Pcl (Foreign Registered)	3,710,065

6,693,400	Airports of Thailand Pcl (Foreign Registered)	15,722,371

3,656,400	CP ALL Pcl (Foreign Registered)	10,024,583

1,817,400	CPN Retail Growth Leasehold (Foreign Registered) (REIT)	2,048,520

1,643,000	Delta Electronics Thailand Pcl (Foreign Registered)	2,616,832

275,800	Delta Electronics Thailand Pcl NVDR	439,271

9,008,000	Home Product Center Pcl (Foreign Registered)	5,292,847

22,680,824	Land & Houses Pcl (Foreign Registered)	7,992,367

9,685,000	Quality Houses Leasehold Property Fund	4,779,470

3,749,900	Tisco Financial Group Pcl (Foreign Registered)	12,486,089

	Total Thailand	65,112,415

	Turkey — 1.5%

13,308,604	Akbank TAS *	15,819,269

	United Arab Emirates — 0.3%

2,526,700	Emaar Properties PJSC	3,411,514

	United Kingdom — 1.3%

210,300	Unilever Plc	13,286,372

Shares / Par Value†	Description	Value ($)

	Vietnam — 1.0%

3,162,750	Bank for Foreign Trade of Vietnam JSC	10,581,447

	TOTAL COMMON STOCKS (COST $850,668,949)	866,648,721

	PREFERRED STOCKS (b) — 3.0%

	Brazil — 3.0%

1,515,360	Banco Bradesco SA	12,057,743

725,800	Companhia Energetica de Minas Gerais	2,587,010

2,014,950	Itau Unibanco Holding SA	16,514,707

	Total Brazil	31,159,460

	TOTAL PREFERRED STOCKS (COST $37,096,788)	31,159,460

	INVESTMENT FUNDS — 7.3%

	China — 1.1%

802,200	Hang Seng Investment Index Funds Series –Hang Seng CEI ETF	10,548,337

	Russia — 0.4%

188,900	VanEck Vectors Russia ETF	4,204,914

	Thailand — 4.3%

80,428,290	Digital Telecommunications Infrastructure Fund	44,420,146

	United States — 1.5%

322,442	iShares Core MSCI Emerging Markets ETF	15,564,275

	TOTAL INVESTMENT FUNDS (COST $68,771,718)	74,737,672

	DEBT OBLIGATIONS — 1.0%

	United States — 1.0%

10,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20 (c)	9,988,371

	TOTAL DEBT OBLIGATIONS (COST $10,001,963)	9,988,371

	MUTUAL FUNDS — 3.7%

	United States — 3.7%

	Affiliated Issuers — 3.7%

7,665,707	GMO U.S. Treasury Fund	38,328,536

	TOTAL MUTUAL FUNDS (COST $38,329,601)	38,328,536

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

2,079,306	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (d)	2,079,306

	TOTAL SHORT-TERM INVESTMENTS (COST $2,079,306)	2,079,306

	TOTAL INVESTMENTS — 99.3% (Cost $1,006,948,325)	1,022,942,066

	Other Assets and Liabilities (net) — 0.7%	7,689,561

	TOTAL NET ASSETS — 100.0%	$1,030,631,627

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
145	Mini MSCI Emerging Markets	September 2019	$7,134,000	$33,040

Sales
563	SGX NIFTY 50	September 2019	$12,453,120	$35,336

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

8	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	87.8%
Investment Funds	4.6
Mutual Funds	3.5
Preferred Stocks	3.3
Short-Term Investments	0.5
Swap Contracts	0.1
Other	0.2

	100.0%

Country Summary¤	% of Investments
China	34.8%
Taiwan	16.1
Russia	15.6
United States	8.2	*
Turkey	5.8
South Africa	4.2
South Korea	3.8
Poland	3.2
India	3.0
Qatar	1.4
United Kingdom	0.8	*
Thailand	0.7
United Arab Emirates	0.5
Mexico	0.4
Indonesia	0.4
Philippines	0.4
Pakistan	0.3
Peru	0.1
Czech Republic	0.1
Argentina	0.1
Brazil	0.1
Colombia	0.0	^
Chile	0.0	^
Sri Lanka	0.0	^
Malaysia	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	19.3%
Energy	14.3
Real Estate	9.4
Technology Hardware & Equipment	9.0
Materials	8.5
Semiconductors & Semiconductor Equipment	7.6
Retailing	5.2
Insurance	4.9
Capital Goods	4.3
Media & Entertainment	3.3
Utilities	2.4
Diversified Financials	2.2
Consumer Durables & Apparel	1.6
Telecommunication Services	1.3
Health Care Equipment & Services	1.1
Automobiles & Components	1.1
Household & Personal Products	1.1
Consumer Services	1.1
Food, Beverage & Tobacco	0.9
Transportation	0.8
Software & Services	0.5
Food & Staples Retailing	0.1
Commercial & Professional Services	0.0	^
Pharmaceuticals, Biotechnology & Life Sciences	0.0	^

	100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 87.8%

	Argentina — 0.1%

47,500	Banco Macro SA ADR	1,107,225

47,400	Grupo Financiero Galicia SA ADR	513,816

26,100	Grupo Supervielle SA Sponsored ADR	64,206

	Total Argentina	1,685,247

	Brazil — 0.0%

17,200	Cia de Saneamento de Minas Gerais-COPASA	288,093

126,300	Light SA	617,622

	Total Brazil	905,715

	Chile — 0.0%

45,779	Inversiones La Construccion SA	662,324

	China — 34.6%

4,196,000	361 Degrees International Ltd	887,873

773,000	AAC Technologies Holdings Inc	3,319,943

3,514,000	Agile Group Holdings Ltd	4,473,426

12,856,500	Agricultural Bank of China Ltd – Class A	6,117,730

75,662,290	Agricultural Bank of China Ltd – Class H	29,088,466

1,330,000	Agritrade Resources Ltd	154,489

6,713,130	Aier Eye Hospital Group Co Ltd – Class A	31,744,656

545,726	Alibaba Group Holding Ltd Sponsored ADR *	95,518,422

1,058,536	Anhui Conch Cement Co Ltd – Class A	5,844,026

3,969,500	Anhui Conch Cement Co Ltd – Class H	22,282,045

737,800	Anhui Expressway Co Ltd – Class A	565,620

31,000	ANTA Sports Products Ltd	257,146

108,752,682	Bank of China Ltd – Class H	41,583,988

271,500	Baoye Group Co Ltd – Class H *	150,418

676,000	Beijing Enterprises Water Group Ltd. *	354,363

8,712,341	Beijing North Star Co Ltd – Class A	4,143,480

1,383,000	BYD Electronic International Co Ltd	1,655,438

394,000	CAR Inc *	279,167

2,837,000	CGN Power Co Ltd – Class H	747,933

8,600	Changyou.com Ltd ADR *	49,364

32,800	Cheetah Mobile Inc ADR *	129,560

451,000	China Aoyuan Group Ltd	529,247

1,867,100	China Communications Construction Co Ltd – Class A	2,609,043

1,320,000	China Communications Construction Co Ltd – Class H	1,021,714

6,790,560	China Communications Services Corp Ltd – Class H	3,792,835

117,861,906	China Construction Bank Corp – Class H	87,584,877

578,000	China Evergrande Group	1,193,153

2,127,368	China International Travel Service Corp Ltd – Class A	28,466,944

13,654,000	China Jinmao Holdings Group Ltd	7,601,452

226,000	China Lesso Group Holdings Ltd	216,630

1,074,000	China Life Insurance Co Ltd – Class H	2,510,383

Shares	Description	Value ($)

	China — continued

8,776,000	China Machinery Engineering Corp – Class H	3,431,808

2,637,877	China Merchants Bank Co Ltd – Class A	12,656,611

2,709,437	China Mobile Ltd	22,419,455

148,200	China Mobile Ltd Sponsored ADR	6,122,142

2,642,000	China Oriental Group Co Ltd	1,042,545

1,333,000	China Overseas Grand Oceans Group Ltd	630,234

14,652,000	China Overseas Land & Investment Ltd	46,220,108

600,000	China Overseas Property Holdings Ltd	305,172

1,798,600	China Pacific Insurance Group Co Ltd – Class A	9,517,792

16,500	China Petroleum & Chemical Corp ADR	959,805

75	China Petroleum & Chemical Corp – Class A	52

12,316,000	China Petroleum & Chemical Corp – Class H	7,184,356

1,636,800	China Railway Construction Corp Ltd – Class A	2,086,065

2,259,974	China Railway Group Ltd – Class A	1,901,293

2,591,000	China Railway Group Ltd – Class H	1,691,796

245,000	China Reinsurance Group Corp – Class H	39,950

5,214,000	China Resources Cement Holdings Ltd	4,606,995

536,000	China Resources Gas Group Ltd	2,644,967

9,976,000	China Resources Land Ltd	40,444,392

138,000	China SCE Group Holdings Ltd	66,884

4,953,944	China Shenhua Energy Co Ltd – Class A	12,959,496

11,397,000	China Shenhua Energy Co Ltd – Class H	22,364,800

418,000	China South City Holdings Ltd	51,627

636,000	China State Construction International Holdings Ltd	572,383

323,600	China Taiping Insurance Holdings Co Ltd	726,145

3,776,000	China Travel International Investment Hong Kong Ltd	577,072

2,829,602	China Vanke Co Ltd – Class A	10,214,494

3,914,900	China Vanke Co Ltd – Class H	13,492,006

908,886	Chongqing Changan Automobile Co Ltd – Class A	1,018,365

6,193,000	CNOOC Ltd	9,174,409

1,400	CNOOC Ltd Sponsored ADR	207,536

11,541,000	Country Garden Holdings Co Ltd	14,293,401

4,048,101	CRRC Corp Ltd – Class A	4,126,274

1,751,000	Dongyue Group Ltd	823,984

299,653	Foshan Electrical and Lighting Co Ltd – Class A	214,921

234,000	Future Land Development Holdings Ltd	184,328

1,699,000	Geely Automobile Holdings Ltd	2,617,252

2,422,000	Gemdale Properties & Investment Corp Ltd	268,092

17,462,000	Guangdong Investment Ltd	36,760,011

138,779	Guangdong Provincial Expressway Development Co Ltd – Class A	145,450

2,294,400	Guangzhou R&F Properties Co Ltd – Class H	3,682,885

78,000	Haier Electronics Group Co Ltd	203,092

557,922	Hangzhou Robam Appliances Co Ltd – Class A	1,955,346

481,000	Hebei Construction Group Corp Ltd – Class H	328,868

10	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

9,469,555	Hisense Home Appliances Group Co Ltd – Class A	15,640,607

86,800	Hollysys Automation Technologies Ltd	1,358,420

244,000	Hopson Development Holdings Ltd	239,526

10,248,000	Hua Han Health Industry Holdings Ltd * (a)	679,680

9,448,000	Huabao International Holdings Ltd	3,583,084

2,409,250	Huaxin Cement Co Ltd – Class A	6,268,532

1,418,000	IGG Inc	958,633

3,155,800	Industrial & Commercial Bank of China Ltd – Class A	2,380,678

103,297,647	Industrial & Commercial Bank of China Ltd – Class H	65,145,330

317,300	Inner Mongolia Yitai Coal Co Ltd – Class H	210,703

305,500	Jiangsu Expressway Co Ltd – Class A	430,690

4,158,000	Jiayuan International Group Ltd	1,657,747

78,000	Jumei International Holding Ltd ADR *	148,200

2,022,000	Kingboard Laminates Holdings Ltd	1,591,591

6,658,000	Kunlun Energy Co Ltd	5,787,901

137,228	Kweichow Moutai Co Ltd – Class A	21,931,174

1,298,500	KWG Property Holding Ltd *	1,127,283

5,856,000	Logan Property Holdings Co Ltd	8,227,571

1,916,500	Longfor Group Holdings Ltd	6,815,012

1,168,555	Midea Group Co Ltd – Class A	8,646,383

15,300	NetEase Inc ADR	3,901,500

826,000	New China Life Insurance Co Ltd – Class H	3,249,303

17,309,000	PICC Property & Casualty Co Ltd – Class H	19,792,693

2,889,050	Ping An Insurance Group Co of China Ltd – Class A	35,349,234

1,170,000	Ping An Insurance Group Co of China Ltd – Class H	13,423,416

5,268,400	Qingling Motors Co Ltd – Class H	1,255,497

188,000	Road King Infrastructure Ltd	329,846

2,227,600	SAIC Motor Corp Ltd -– Class A	7,819,336

1,377,477	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	2,667,743

585,748	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	1,449,983

642,586	Shenzhen Expressway Co Ltd – Class A	861,854

118,000	Shenzhen Expressway Co Ltd – Class H	144,375

2,065,809	Shenzhen Investment Ltd	781,406

2,960,000	Shimao Property Holdings Ltd	8,349,256

1,089,500	Shui On Land Ltd	226,156

176,500	Sinopec Engineering Group Co Ltd – Class H	115,091

4,103,900	Sinopec Shanghai Petrochemical Co Ltd – Class A	2,423,481

19,518,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	5,620,820

1,201,500	Sinotruk Hong Kong Ltd	1,848,684

6,640,503	Suning Universal Co Ltd – Class A	3,494,086

2,142,465	Tencent Holdings Ltd	88,452,792

346,000	Tianneng Power International Ltd	272,635

2,685,879	Weichai Power Co Ltd – Class A	4,356,162

Shares	Description	Value ($)

	China — continued

3,679,621	Weifu High-Technology Group Co Ltd – Class A	8,707,616

378,000	Yadea Group Holdings Ltd 144A	72,742

21,961,300	Yangzijiang Shipbuilding Holdings Ltd	14,358,932

2,822,000	Yuexiu Property Co Ltd	606,968

28,900	Yum China Holdings Inc	1,312,927

9,984,000	Yuzhou Properties Co Ltd	4,190,203

656,000	Zall Smart Commerce Group Ltd	84,506

6,494,000	Zhejiang Expressway Co Ltd – Class H	5,424,350

500,573	Zhejiang Supor Co Ltd – Class A	5,069,302

408,000	Zhenro Properties Group Ltd.	249,599

238,700	Zhuzhou CRRC Times Electric Co Ltd – Class H	947,592

	Total China	1,085,847,321

	Czech Republic — 0.1%

113,739	Moneta Money Bank AS	368,547

3,259	Philip Morris CR AS	1,872,322

	Total Czech Republic	2,240,869

	India — 3.0%

28,260	Amara Raja Batteries Ltd	244,536

302,991	Arvind Ltd	206,270

256,987	Asian Paints Ltd	5,832,155

1,097	Bosch Ltd	221,169

160,551	CMI Ltd	128,366

54,911	Delta Corp Ltd	136,459

314,042	Dewan Housing Finance Corp Ltd	210,795

12,264,578	Gayatri Highways Ltd * (b)	68,694

16,772,852	Gayatri Projects Ltd * (b)	24,948,851

240,622	HDFC Bank Ltd	7,535,782

37,527	Hexaware Technologies Ltd	203,331

197,971	Hindustan Unilever Ltd	5,220,524

252,428	Housing Development Finance Corp Ltd	7,663,973

1,332,810	ICICI Bank Ltd	7,654,206

1,411,183	Indiabulls Housing Finance Ltd	8,951,428

454,300	Infosys Ltd Sponsored ADR	5,219,907

3,013,682	Jai Balaji Industries Ltd *	659,934

1,322,083	Kiri Industries Ltd *	7,236,481

386,197	Kotak Mahindra Bank Ltd	7,764,987

25,477	Radico Khaitan Ltd	109,561

22,181	Rajesh Exports Ltd	217,842

312,651	Titan Co Ltd	4,833,796

	Total India	95,269,047

	Indonesia — 0.4%

24,947,700	Bukit Asam Persero Tbk PT	4,334,978

5,221,291	Indo Tambangraya Megah Tbk PT	4,774,343

203,381,900	Panin Financial Tbk PT *	4,356,211

	Total Indonesia	13,465,532

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.0%

1,465,700	IOI Properties Group Berhad	414,058

	Mexico — 0.4%

142,100	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	180,590

547,100	Credito Real SAB de CV SOFOM ER	606,569

919,600	Fibra Uno Administracion SA de CV (REIT)	1,273,303

623,500	Gentera SAB de CV	464,168

157,800	Grupo Aeroportuario del Centro Norte SAB de CV	927,911

5,200	Grupo Aeroportuario del Centro Norte SAB de CV ADR	243,256

66,500	Grupo Aeroportuario del Pacifico SAB de CV – Class B	632,167

8,000	Grupo Aeroportuario del Sureste SAB de CV ADR	1,179,120

1,115,300	Grupo Financiero Banorte SAB de CV – Class O	6,017,940

81,500	Grupo Financiero Inbursa SAB de CV – Class O	100,444

180,800	Kimberly-Clark de Mexico SAB de CV – Class A	370,775

91,700	Promotora y Operadora de Infraestructura SAB de CV	765,391

52,200	Qualitas Controladora SAB de CV	175,367

9,200	Ternium SA Sponsored ADR	162,472

342,400	Unifin Financiera SAB de CV SOFOM ENR	602,059

	Total Mexico	13,701,532

	Pakistan — 0.3%

720,010	Engro Corp Ltd	1,171,919

3,628,000	Engro Fertilizers Ltd	1,525,989

114,000	Fauji Fertilizer Co Ltd	66,565

60,900	Habib Bank Ltd	42,653

266,650	Lucky Cement Ltd	596,383

55,100	MCB Bank Ltd	59,337

4,801,600	Oil & Gas Development Co Ltd	3,207,318

641,250	Pakistan Oilfields Ltd	1,511,101

648,600	Pakistan Petroleum Ltd	431,095

334,700	Pakistan State Oil Co Ltd	266,518

145,000	SUI Northern Gas Pipeline	47,571

752,500	United Bank Ltd	622,762

	Total Pakistan	9,549,211

	Peru — 0.1%

13,500	Credicorp Ltd	2,796,120

	Philippines — 0.4%

882,720	Manila Electric Co	6,188,559

13,257,800	Megaworld Corp	1,306,065

30,993,338	Nickel Asia Corp	1,630,383

1,234,365	Pilipinas Shell Petroleum Corp	744,532

Shares	Description	Value ($)

	Philippines — continued

6,287,200	Semirara Mining & Power Corp	2,801,582

	Total Philippines	12,671,121

	Poland — 3.2%

14,023	Alior Bank SA *	142,353

14,650	Asseco Poland SA	205,730

14,367	Bank Handlowy w Warszawie SA	181,858

138,108	Bank Millennium SA *	231,263

586,449	Bank Polska Kasa Opieki SA	14,355,046

75,696	Budimex SA *	2,492,240

110,878	Ciech SA	1,002,412

264,489	Grupa Lotos SA	5,711,685

15,584	KRUK SA *	649,462

59,567	Lubelski Wegiel Bogdanka SA *	576,246

1,893	mBank SA *	153,350

1,217,426	Polski Koncern Naftowy ORLEN SA	27,698,763

11,866,778	Polskie Gornictwo Naftowe i Gazownictwo SA	14,137,561

404,277	Powszechna Kasa Oszczednosci Bank Polski SA	3,977,868

2,859,645	Powszechny Zaklad Ubezpieczen SA	26,835,296

13,533	Santander Bank Polska SA	1,036,323

14,179	Stalprodukt SA	729,639

124,940	Warsaw Stock Exchange	1,234,241

	Total Poland	101,351,336

	Qatar — 1.4%

6,633,320	Barwa Real Estate Co	6,193,017

1,617,865	Doha Bank QPSC	1,155,271

1,339,259	Ezdan Holding Group QSC *	223,208

1,388,175	Gulf International Services QSC *	595,303

214,180	Qatar Electricity & Water Co QSC	887,494

3,756,930	Qatar Gas Transport Co Ltd	2,455,293

1,170,558	Qatar Insurance Co SAQ	1,006,301

818,798	Qatar International Islamic Bank QSC	1,740,618

71,677	Qatar Islamic Bank SAQ	310,729

5,163,670	Qatar National Bank QPSC	27,157,219

1,018,270	Qatar National Cement Co QSC	1,596,151

1,615,012	United Development Co QSC	607,717

	Total Qatar	43,928,321

	Russia — 14.1%

22,735,430	Alrosa PJSC	25,312,113

3,211,900	Credit Bank of Moscow PJSC *	286,926

123,493	Etalon Group Plc GDR (Registered)	241,171

119,750,000	Federal Grid Co Unified Energy System PJSC	318,660

992,750	Gazprom Neft PJSC	6,139,719

6,771	Gazprom Neft PJSC Sponsored ADR	210,068

3,579,035	Gazprom PJSC Sponsored ADR	24,780,021

689,079	Globaltrans Investment Plc Sponsored GDR (Registered)	6,052,028

102,866,000	Inter RAO UES PJSC	6,617,231

12	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

49,887	LSR Group PJSC	571,155

43,820	LSR Group PJSC GDR (Registered)	98,560

830,518	LUKOIL PJSC Sponsored ADR	66,944,738

647,687	M.Video PJSC *	4,498,845

41,826	Magnit PJSC Sponsored GDR (Registered)	554,559

3,660,600	Magnitogorsk Iron & Steel Works PJSC	2,296,846

103,372	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	844,294

1,420,336	MMC Norilsk Nickel PJSC ADR	34,483,825

9,888,257	Moscow Exchange MICEX-RTS PJSC	14,025,792

234,382	Novatek PJSC Sponsered GDR (Registered)	45,513,204

1,102,670	Novolipetsk Steel PJSC	2,460,293

1,153,118	Novolipetsk Steel PJSC GDR	25,678,599

32,575	PhosAgro PJSC GDR (Registered)	421,952

22,617	Polyus PJSC GDR (Registered)	1,290,818

329,615	QIWI Plc Sponsored ADR	8,009,644

250,580	Raspadskaya OJSC *	472,371

7,696,000	ROSSETI PJSC	135,316

4,991,035	Rostelecom PJSC	6,062,050

33,228	Rostelecom PJSC Sponsored ADR	242,272

30,134,000	RusHydro PJSC	247,953

170,400	Safmar Financial Investment	1,249,056

4,692,803	Sberbank of Russia PJSC Sponsored ADR	64,408,890

903,633	Severstal PJSC GDR (Registered)	13,520,012

10,129,200	Surgutneftegas PJSC	4,166,059

2,878,707	Surgutneftegas PJSC Sponsored ADR	11,861,965

519,740	Tatneft PJSC	5,793,375

749,368	Tatneft PJSC Sponsored ADR	49,950,799

290,599	TCS Group Holding Plc GDR (Registered)	5,409,330

116,240	TMK PJSC	95,845

53,524	TMK PJSC GDR (Registered)	173,821

32,793,000	Unipro PJSC	1,337,270

	Total Russia	442,777,445

	South Africa — 4.2%

1,030,032	Absa Group Ltd	10,429,078

55,691	Astral Foods Ltd	583,526

455,963	Barloworld Ltd	3,339,763

28,703	BID Corp Ltd	614,099

200,611	Capitec Bank Holdings Ltd	14,476,814

35,247	Clicks Group Ltd	462,607

60,710	Coronation Fund Managers Ltd	170,364

2,795,755	Delta Property Fund Ltd (REIT)	203,136

1,618,133	Emira Property Fund Ltd (REIT)	1,364,998

404,005	Fortress REIT Ltd – Class B	287,854

203,033	Foschini Group Ltd (The)	2,013,823

6,661,965	Growthpoint Properties Ltd (REIT)	10,091,211

214,510	Hyprop Investments Ltd (REIT)	930,682

274,130	Investec Ltd	1,449,928

362,190	Invicta Holdings Ltd	454,849

54,490	JSE Ltd	464,277

Shares	Description	Value ($)

	South Africa — continued

599,697	Kumba Iron Ore Ltd	15,557,342

287,523	Lewis Group Ltd	596,352

171,033	Liberty Holdings Ltd	1,237,249

1,513,569	Mr Price Group Ltd	17,117,618

34,783	Naspers Ltd – N Shares	7,915,416

139,513	Nedbank Group Ltd	2,080,125

20,722	NEPI Rockcastle Plc	183,811

39,294	Rand Merchant Investment Holdings Ltd	76,857

2,748,571	Redefine Properties Ltd (REIT)	1,423,503

1,824,348	RMB Holdings Ltd	8,592,925

1,187,113	SA Corporate Real Estate Ltd (REIT)	251,853

787,811	Sanlam Ltd	3,779,132

33,177	SPAR Group Ltd (The)	380,148

191,150	Standard Bank Group Ltd	2,236,528

20,857	Tiger Brands Ltd	287,620

294,937	Transaction Capital Ltd	430,433

5,634,948	Truworths International Ltd	19,603,277

365,327	Wilson Bayly Holmes-Ovcon Ltd	2,412,382

337,099	Woolworths Holdings Ltd	1,226,457

	Total South Africa	132,726,037

	South Korea — 2.1%

1,574	BGF retail Co Ltd	264,809

11,679	Cheil Worldwide Inc	254,810

19,405	Daelim Industrial Co Ltd	1,566,436

274,008	DB Insurance Co Ltd	10,848,382

103,913	DGB Financial Group Inc	591,509

1,084,351	Dongwon Development Co Ltd	3,724,948

2,458	Hankook Shell Oil Co Ltd	654,778

91,556	Hankook Technology Group Co Ltd	1,116,126

244,936	Hyundai Hy Communications & Network Co Ltd	755,550

5,969	Hyundai Mobis Co Ltd	1,226,893

499,296	Korea Asset In Trust Co Ltd	1,401,150

554	Korea Zinc Co Ltd	199,167

81,600	KT Corp Sponsored ADR	916,368

2,576	KT&G Corp	216,925

93,007	Kyobo Securities Co Ltd	732,632

10,419	LG Corp	612,917

725,318	Samsung Electronics Co Ltd	26,408,081

14,427	Samsung Electronics Co Ltd GDR	13,235,753

	Total South Korea	64,727,234

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (b)	581,795

	Taiwan — 16.0%

1,215,000	Actron Technology Corp	3,668,927

1,096,532	Advantech Co Ltd	9,318,315

6,612,000	AmTRAN Technology Co Ltd *	2,284,627

4,530,620	Asustek Computer Inc	29,400,101

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

395,000	Aten International Co Ltd	1,051,144

129,200	Aurora Corp	393,351

5,237,000	Catcher Technology Co Ltd	36,704,887

731,400	Cathay Financial Holding Co Ltd	934,539

298,000	Cathay Real Estate Development Co Ltd	192,962

5,539,332	Chailease Holding Co Ltd	21,947,851

2,122,100	Chin-Poon Industrial Co Ltd	2,156,725

17,623,000	China Development Financial Holding Corp	5,097,337

682,000	China Motor Corp	542,531

606,000	Chong Hong Construction Co Ltd	1,542,672

286,000	Cleanaway Co Ltd	1,388,644

4,378,400	Coretronic Corp	5,359,993

44,100,720	CTBC Financial Holding Co Ltd	28,565,213

1,938,000	CTCI Corp	2,701,729

679,000	Elite Material Co Ltd	2,854,379

3,632,000	Farglory Land Development Co Ltd	4,352,216

2,346,000	FLEXium Interconnect Inc	7,000,132

1,305,000	Formosa Chemicals & Fibre Corp	3,658,328

2,757,000	Formosa Petrochemical Corp	8,525,343

2,129,000	Formosa Plastics Corp	6,375,350

6,832,075	Foxconn Technology Co Ltd	13,787,729

819,000	Globalwafers Co Ltd	7,519,353

2,078,000	Grand Pacific Petrochemical	1,226,312

335,000	Greatek Electronics Inc	439,819

836,000	HannStar Display Corp	178,222

3,858,754	Highwealth Construction Corp	6,078,893

1,414,000	Holtek Semiconductor Inc	3,010,355

141,000	Holy Stone Enterprise Co Ltd	408,891

5,308,000	Hon Hai Precision Industry Co Ltd	12,529,786

1,887,000	Huaku Development Co Ltd	4,834,105

1,630,000	IBF Financial Holdings Co Ltd	542,047

2,218,010	IEI Integration Corp	2,556,431

227,000	Kung Long Batteries Industrial Co Ltd	1,076,178

2,317,000	Lite-On Technology Corp	3,685,845

1,230,425	Mercuries Life Insurance Co Ltd *	411,351

150,000	Mirle Automation Corp	198,747

1,365,000	Nan Ya Plastics Corp	2,989,057

978,000	Nantex Industry Co Ltd	1,015,181

11,494,000	Nanya Technology Corp	25,741,405

4,448,810	Novatek Microelectronics Corp	26,351,046

423,000	On-Bright Electronics Inc	2,401,339

1,338,000	Phison Electronics Corp	12,301,537

10,850,870	Radiant Opto-Electronics Corp	39,188,629

1,822,720	Realtek Semiconductor Corp	12,466,004

1,324,090	Ruentex Development Co Ltd	1,793,249

117,000	Shanghai Commercial & Savings Bank Ltd (The)	189,241

878,000	Shinkong Insurance Co Ltd	1,047,583

1,092,068	Simplo Technology Co Ltd	9,145,901

163,000	Sinbon Electronics Co Ltd	713,043

297,200	Sitronix Technology Corp	1,530,884

Shares	Description	Value ($)

	Taiwan — continued

2,237,250	Syncmold Enterprise Corp	5,578,036

193,000	Taiwan PCB Techvest Co Ltd	227,329

5,641,000	Taiwan Semiconductor Manufacturing Co Ltd	46,349,979

877,410	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	37,403,988

258,000	Taiwan Styrene Monomer	177,725

300,000	Test Research Inc	459,162

88,000	Tong Hsing Electronic Industries Ltd	334,735

379,981	Topco Scientific Co Ltd	1,122,474

1,122,000	Transcend Information Inc *	2,353,098

1,712,160	Tripod Technology Corp	6,183,281

725,000	TXC Corp	919,501

1,323,400	United Integrated Services Co Ltd	6,529,641

1,241,000	YC INOX Co Ltd	1,028,989

2,246,000	Yuanta Financial Holding Co Ltd	1,290,291

133,100	Yulon Finance Corp	465,775

133,000	Yulon Nissan Motor Co Ltd	1,045,277

3,028,670	Yungtay Engineering Co Ltd	6,257,751

303,000	Zeng Hsing Industrial Co Ltd	1,276,549

505,000	Zhen Ding Technology Holding Ltd	1,865,903

	Total Taiwan	502,244,943

	Thailand — 0.3%

17,334,300	Land & Houses Pcl (Foreign Registered)	6,108,336

3,674,200	Pruksa Holding Pcl (Foreign Registered)	2,326,566

2,390,492	Quality Houses Pcl (Foreign Registered)	229,486

1,503,675	Supalai Pcl (Foreign Registered)	967,207

	Total Thailand	9,631,595

	Turkey — 5.8%

17,701,278	Akbank TAS	21,040,620

502,815	Aksa Akrilik Kimya Sanayii AS	744,661

503,628	Aygaz AS	851,381

13,987,604	Dogan Sirketler Grubu Holding AS	3,177,638

2,973,172	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,335,347

69,442,329	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	14,096,882

4,051,404	Enerjisa Enerji AS	4,100,395

4,917,039	Enka Insaat ve Sanayi AS	4,894,670

5,852,735	Eregli Demir ve Celik Fabrikalari TAS	6,452,692

218,192	Ford Otomotiv Sanayi AS	2,202,949

4,074,365	Haci Omer Sabanci Holding AS	6,145,328

564,597	Kordsa Teknik Tekstil AS	1,139,126

533,848	Koza Altin Isletmeleri AS *	6,272,863

424,380	Mavi Giyim Sanayi Ve Ticaret AS – Class B	2,689,698

163,924	Otokar Otomotiv Ve Savunma Sanayi AS	3,672,896

877,416	Selcuk Ecza Deposu Ticaret ve Sanayi AS	738,462

18,415,919	Soda Sanayii AS	17,454,590

1,170,410	TAV Havalimanlari Holding AS	4,746,491

3,325,196	Tekfen Holding AS	11,843,537

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

108,828	Tofas Turk Otomobil Fabrikasi AS	330,655

3,845,220	Trakya Cam Sanayii AS	1,686,483

757,779	Tupras-Turkiye Petrol Rafineriler AS	16,402,086

9,129,434	Turkiye Garanti Bankasi AS	13,984,262

13,376,366	Turkiye Is Bankasi – Class C	12,692,481

37,950,194	Turkiye Sinai Kalkinma Bankasi AS	5,476,024

12,049,809	Turkiye Vakiflar Bankasi TAO – Class D	9,631,633

87,384	Verusa Holding AS *	224,812

18,172,726	Yapi ve Kredi Bankasi AS *	7,164,380

	Total Turkey	181,193,042

	United Arab Emirates — 0.5%

331,962	Abu Dhabi Commercial Bank PJSC	785,243

2,235,158	Al Waha Capital PJSC	627,114

1,757,985	DAMAC Properties Dubai Co PJSC *	457,256

1,129,048	Dubai Islamic Bank PJSC	1,575,947

5,402,846	Emaar Properties PJSC	7,294,844

520,327	First Abu Dhabi Bank PJSC	2,162,443

11,102,376	RAK Properties PJSC *	1,338,620

	Total United Arab Emirates	14,241,467

	United Kingdom — 0.8%

386,665	Unilever Plc	24,428,793

	TOTAL COMMON STOCKS (COST $2,753,849,806)	2,757,040,105

	PREFERRED STOCKS (c) — 3.3%

	Brazil — 0.0%

45,300	Companhia de Transmissao de Energia Eletrica Paulista	271,297

35,000	Companhia Energetica de Sao Paulo – Class B	235,136

	Total Brazil	506,433

	Colombia — 0.1%

71,053	Banco Davivienda SA	859,410

1,255,072	Grupo Aval Acciones y Valores SA	468,467

	Total Colombia	1,327,877

	Russia — 1.5%

2,550	AK Transneft PJSC	5,748,971

258,531	Bashneft PJSC	6,081,469

69,953,800	Surgutneftegas PJSC	33,818,436

	Total Russia	45,648,876

	South Korea — 1.7%

1,747,590	Samsung Electronics Co Ltd	53,244,758

Shares	Description	Value ($)

	Taiwan — 0.0%

605,412	CTBC Financial Holding Co Ltd	1,248,915

	TOTAL PREFERRED STOCKS (COST $101,875,788)	101,976,859

	INVESTMENT FUNDS — 4.6%

	Thailand — 0.4%

22,546,425	Digital Telecommunications Infrastructure Fund	12,452,279

	United States — 4.2%

1	iShares MSCI Emerging Markets ETF	40

2,744,170	iShares Core MSCI Emerging Markets ETF	132,461,086

	Total United States	132,461,126

	TOTAL INVESTMENT FUNDS (COST $141,037,385)	144,913,405

	MUTUAL FUNDS — 3.5%

	United States — 3.5%

	Affiliated Issuers — 3.5%

21,950,564	GMO U.S. Treasury Fund	109,752,820

	TOTAL MUTUAL FUNDS (COST $109,752,820)	109,752,820

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

15,321,413	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (d)	15,321,413

	TOTAL SHORT-TERM INVESTMENTS (COST $15,321,413)	15,321,413

	TOTAL INVESTMENTS — 99.7% (Cost $3,121,837,212)	3,129,004,602

	Other Assets and Liabilities (net) — 0.3%	9,884,188

	TOTAL NET ASSETS — 100.0%	$3,138,888,790

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 0.25%)	Appreciation of Total Return on Asustek Computer Inc	MSCI	USD	10,521,015	09/16/2019	At Maturity	—	225,515	225,515
Depreciation of Total Return on MSCI China A Index + (1 Month USD LIBOR minus 3.50%)	Appreciation of Total Return on MSCI China A Index	GS	USD	55,440,638	08/15/2020	At Maturity	—	1,622,740	1,622,740
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.50%)	Appreciation of CSI 500 Total Return on Index	GS	USD	23,598,361	08/20/2020	At Maturity	—	882,346	882,346

							$—	$2,730,601	$2,730,601

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Investment valued using significant unobservable inputs (Note 2).
(b)	Affiliated company (Note 10).
(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(d)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

16	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.9%
Mutual Funds	1.5
Short-Term Investments	0.3
Preferred Stocks	0.0 ^
Futures Contracts	(0.0)^
Other	0.3

100.0%

Country Summary¤	% of Investments
Japan	23.7%
United Kingdom	17.9
France	9.4
Spain	6.9
Netherlands	6.4
Switzerland	5.8
Germany	5.8
Italy	5.5
Sweden	4.1
Australia	3.7
Norway	2.4
Hong Kong	1.7
Singapore	1.6
United States	1.5
Other Developed	1.4 ‡
Portugal	1.2
European Union	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	13.4%
Capital Goods	11.1
Food, Beverage & Tobacco	8.9
Materials	7.7
Utilities	6.7
Banks	5.9
Consumer Durables & Apparel	5.2
Diversified Financials	4.9
Technology Hardware & Equipment	4.9
Automobiles & Components	4.9
Insurance	4.1
Transportation	3.7
Household & Personal Products	3.6
Telecommunication Services	3.2
Retailing	2.2
Energy	2.1
Commercial & Professional Services	1.4
Food & Staples Retailing	1.4
Software & Services	1.2
Semiconductors & Semiconductor Equipment	1.0
Real Estate	1.0
Consumer Services	0.6
Media & Entertainment	0.6
Health Care Equipment & Services	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

17

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Australia — 3.8%

281,212	Abacus Property Group (REIT)	751,895

177,022	Appen Ltd	3,083,702

119,227	Charter Hall Group (REIT)	1,014,757

112,623	Credit Corp Group Ltd	2,186,404

1,880,018	CSR Ltd	4,940,424

2,245,371	Downer EDI Ltd	11,649,277

110,271	Elders Ltd	507,892

3,116,313	Fortescue Metals Group Ltd	16,813,090

465,773	Harvey Norman Holdings Ltd	1,373,419

107,401	IDP Education Ltd	1,200,525

524,640	Macquarie Group Ltd	43,737,987

320,810	Mineral Resources Ltd	2,855,829

596,610	Mirvac Group (REIT)	1,280,582

378,557	New Hope Corp Ltd	580,748

1,289,383	OZ Minerals Ltd	7,951,932

509,074	Pact Group Holdings Ltd *	831,979

262,310	Rio Tinto Ltd	15,469,124

980,512	Sandfire Resources NL	4,114,678

429,091	Super Retail Group Ltd	2,704,743

319,432	Tassal Group Ltd	927,975

752,674	Telstra Corp Ltd	1,884,274

	Total Australia	125,861,236

	Austria — 0.1%

69,286	Oesterreichische Post AG	2,468,574

	Belgium — 0.2%

538,793	AGFA-Gevaert NV *	2,145,675

1,001	Barco NV	213,022

40,732	D’ieteren SA	2,056,467

7,399	Elia System Operator SA/NV	613,339

79,421	Orange Belgium SA	1,734,316

17,566	UCB SA	1,312,879

	Total Belgium	8,075,698

	Denmark — 0.2%

11,091	Per Aarsleff Holding A/S	395,323

83,750	Royal Unibrew A/S	7,258,639

7,566	Schouw & Co AB	519,962

	Total Denmark	8,173,924

	Finland — 0.7%

716,749	Neste Oyj	22,608,578

	France — 9.5%

18,923	Alten SA	2,259,533

91,414	BNP Paribas SA	4,120,566

2,955	Christian Dior SE	1,455,804

Shares	Description	Value ($)

	France — continued

23,558	Cie Generale des Etablissements Michelin SCA	2,480,169

417,522	CNP Assurances	7,584,793

586	Dassault Systemes SE	82,628

25,042	Gaztransport Et Technigaz SA	2,344,159

13,417	Hermes International	9,162,335

15,143	IPSOS	408,087

365,322	L’Oreal SA	99,753,358

26,489	Lagardere SCA	564,205

9,608	LVMH Moet Hennessy Louis Vuitton SE	3,831,535

208,823	Metropole Television SA	3,588,041

1,424,771	Peugeot SA	31,853,821

208,292	Safran SA	30,252,691

951,865	Sanofi	81,772,477

263,328	Sanofi ADR	11,309,938

1,356,922	STMicroelectronics NV – NY Shares	24,017,519

67,653	Television Francaise 1	615,805

	Total France	317,457,464

	Germany — 5.8%

2,183	adidas AG	646,849

114,812	ADVA Optical Networking SE *	736,507

298,779	Allianz SE (Registered)	65,941,684

532,329	Bayerische Motoren Werke AG	35,602,337

13,499	Bechtle AG	1,343,553

31,159	Carl Zeiss Meditec AG	3,600,891

5,166	Cewe Stiftung & Co KGaA	466,575

2,066,768	Deutsche Lufthansa AG (Registered)	31,855,740

576,488	Deutsche Pfandbriefbank AG	6,845,231

245,181	Deutz AG	1,431,554

168,231	Dialog Semiconductor Plc *	7,969,625

6,074	Indus Holding AG	232,498

102,352	RHOEN-KLINIKUM AG	2,532,790

105,206	Software AG	2,837,631

63,230	Talanx AG *	2,623,190

173,865	Volkswagen AG	28,433,135

	Total Germany	193,099,790

	Hong Kong — 1.8%

2,523,640	Champion (REIT)	1,697,852

2,067,814	Dah Sing Banking Group Ltd	2,824,306

411,515	Dah Sing Financial Holdings Ltd	1,509,665

4,603,096	Esprit Holdings Ltd *	692,148

921,001	Hysan Development Co Ltd	3,723,617

4,988,469	I-CABLE Communications Ltd *	46,363

803,257	Luk Fook Holdings International Ltd	2,001,437

1,419,647	Pacific Textiles Holdings Ltd	958,486

3,546,916	SJM Holdings Ltd	3,343,026

1,336,673	SmarTone Telecommunications Holdings Ltd	1,187,223

381,680	Television Broadcasts Ltd	602,105

46,490,420	WH Group Ltd	37,255,694

18	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

464,045	Wheelock & Co Ltd	2,691,602

740,122	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	108,661

	Total Hong Kong	58,642,185

	Ireland — 0.1%

92,700	CRH Plc Sponsored ADR	3,116,574

165	Flutter Entertainment Plc	13,595

	Total Ireland	3,130,169

	Italy — 5.5%

131,619	Banca Mediolanum SPA	957,384

36,437	De’ Longhi SPA	708,535

10,482,130	Enel SPA	76,045,611

669,237	EXOR NV	45,467,863

2,087,224	Fiat Chrysler Automobiles NV	27,426,123

483,547	Hera SPA	1,930,594

1,952,528	Iren SPA	5,308,167

45,129	La Doria SPA	387,544

56,069	Leonardo SPA	688,945

647,721	Mediobanca Banca di Credito Finanziario SPA	6,437,254

8,580	Reply SPA	508,563

1,267,773	Saras SPA	1,973,603

1,313,333	Societa Cattolica di Assicurazioni SC	10,712,207

271,339	Unipol Gruppo SPA	1,370,029

1,677,425	UnipolSai Assicurazioni SPA	4,265,028

	Total Italy	184,187,450

	Japan — 23.8%

73,353	AOKI Holdings Inc	717,079

4,309,076	Asahi Kasei Corp	38,928,523

5,335,850	Astellas Pharma Inc	73,653,278

111,927	Autobacs Seven Co Ltd	1,875,476

60,700	Bandai Namco Holdings Inc	3,566,586

1,741,921	Brother Industries Ltd	30,114,568

45,636	Cawachi Ltd	866,509

62,500	Daicel Corp	482,252

86,819	Daiwabo Holdings Co Ltd	3,373,963

709,162	DCM Holdings Co Ltd	7,037,499

154,609	Denka Co Ltd	4,025,723

81,385	Dexerials Corp	548,424

61,878	Doutor Nichires Holdings Co Ltd	1,175,341

30,366	DTS Corp	633,170

6,621	Ehime Bank Ltd (The)	68,855

636,092	Fancl Corp	15,419,181

661,745	Fuji Electric Co Ltd	18,830,061

266,500	Fuji Media Holdings Inc	3,452,394

430,200	FUJIFILM Holdings Corp	18,399,810

164,396	Fujitsu Ltd	12,677,955

30,189	Fuyo General Lease Co Ltd	1,731,542

Shares	Description	Value ($)

	Japan — continued

148,912	Geo Holdings Corp	1,866,613

20,435	Gunze Ltd	845,236

354,100	Hakuhodo DY Holdings Inc	5,221,371

26,167	Hanwa Co Ltd	704,462

2,036,378	Hitachi Ltd	69,465,592

916,100	Honda Motor Co Ltd	21,706,801

255,849	House Foods Group Inc	9,744,697

55,300	Isuzu Motors Ltd	593,895

3,803,568	ITOCHU Corp	75,776,867

51,200	Kajima Corp	622,359

161,711	Kanematsu Corp	1,836,309

225,800	KDDI Corp	6,014,368

132,317	Keihin Corp	1,803,651

53,669	Kohnan Shoji Co Ltd	1,169,796

1,731,100	Konica Minolta Inc	12,293,487

50,667	Mandom Corp	1,244,737

2,845,912	Marubeni Corp	18,163,457

8,979,956	Mitsubishi Chemical Holdings Corp	61,552,497

565,141	Mitsubishi Gas Chemical Co Inc	6,785,691

3,178	Mitsui Sugar Co Ltd	65,080

80,150	Modec Inc	1,812,266

76,266	Namura Shipbuilding Co Ltd	169,840

126,100	NEC Corp	5,397,375

351,172	NET One Systems Co Ltd	9,386,176

151,957	Nichias Corp	2,521,994

111,309	Nippon Corp	1,976,523

68,233	Nippon Signal Co Ltd	741,137

1,926,744	Nippon Telegraph & Telephone Corp	92,363,963

104,512	Nishi-Nippon Financial Holdings Inc	658,072

607	NuFlare Technology Inc	43,657

70,800	Obayashi Corp	651,568

134,392	Okinawa Electric Power Co (The)	2,041,553

94,802	Press Kogyo Co Ltd	394,771

210,896	Prima Meat Packers Ltd	4,166,980

121,686	Rohto Pharmaceutical Co Ltd	3,014,565

37,957	San-A Co Ltd	1,576,944

100,187	Seiko Holdings Corp	2,102,146

483,628	Sekisui Chemical Co Ltd	6,957,672

51,600	Shionogi & Co Ltd	2,761,910

210,500	Showa Corp	2,689,744

10,624,487	Sojitz Corp	32,364,937

10,364,563	Sumitomo Chemical Co Ltd	45,289,260

142,203	T-Gaia Corp	2,853,815

43,361	Tokyo Seimitsu Co Ltd	1,148,039

151,295	Tokyu Construction Co Ltd	1,042,726

56,704	Tosoh Corp	726,698

145,911	Towa Pharmaceutical Co Ltd	3,339,787

587,754	Toyota Tsusho Corp	18,203,247

27,982	TPR Co Ltd	432,762

228,267	TS Tech Co Ltd	6,257,360

76,619	TSI Holdings Co Ltd	382,873

See accompanying notes to the financial statements.	19

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

65,416	Ube Industries Ltd	1,250,170

197,814	Valor Holdings Co Ltd	3,320,694

23,304	Warabeya Nichiyo Holdings Co Ltd	384,232

26,746	Yahagi Construction Co Ltd	168,057

200,163	Zeon Corp	2,328,635

	Total Japan	795,977,303

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	—

	Netherlands — 6.4%

1,488,257	ABN AMRO Group NV CVA	26,394,559

410,594	ASR Nederland NV	14,357,611

16,849	Corbion NV	478,554

159,217	Heineken Holding NV	15,757,162

7,479,578	ING Groep NV	71,457,448

1,666,996	Koninklijke Ahold Delhaize NV	39,050,032

23,727	Randstad NV	1,107,874

454,224	Signify NV	13,291,330

448,310	Wolters Kluwer NV	32,271,901

	Total Netherlands	214,166,471

	New Zealand — 0.0%

481,967	Air New Zealand Ltd	870,059

208,052	Chorus Ltd	660,456

	Total New Zealand	1,530,515

	Norway — 2.4%

23,866	Aker ASA – A Shares	1,221,313

10,483	Austevoll Seafood ASA	107,580

19,879	Bakkafrost P/F	1,168,235

437,753	BW LPG Ltd *	2,154,834

2,710,437	DNB ASA	43,665,860

1,043,378	Equinor ASA	17,792,820

1,070,065	Leroy Seafood Group ASA	7,012,165

134,003	Salmar ASA	6,357,289

10,853	SpareBank 1 Nord Norge	80,861

248,541	Storebrand ASA	1,428,548

	Total Norway	80,989,505

	Portugal — 1.2%

130,405	Altri SGPS SA	824,517

291,299	CTT-Correios de Portugal SA	601,625

4,529,011	EDP – Energias de Portugal SA	17,118,780

1,260,458	Galp Energia SGPS SA	18,114,927

61,208	Jeronimo Martins SGPS SA	1,010,064

156,727	Navigator Co SA (The)	529,337

276,037	NOS SGPS SA	1,620,860

639,463	REN – Redes Energeticas Nacionais SGPS SA	1,792,608

	Total Portugal	41,612,718

Shares	Description	Value ($)

	Singapore — 1.6%

502,800	CapitaLand Commercial Trust (REIT)	771,291

2,913,200	CapitaLand Ltd	7,280,414

410,600	CapitaLand Mall Trust (REIT)	783,606

3,410,800	ComfortDelGro Corp Ltd	6,016,523

533,600	DBS Group Holdings Ltd	9,409,016

1,492,900	Frasers Logistics & Industrial Trust (REIT)	1,311,626

740,800	Hi-P International Ltd	589,384

108,000	Jardine Cycle & Carriage Ltd	2,398,968

518,600	Mapletree Commercial Trust (REIT)	851,750

2,871,800	Mapletree Greater China Commercial Trust (REIT)	2,728,722

860,400	Mapletree Industrial Trust (REIT)	1,431,246

2,819,000	Mapletree Logistics Trust (REIT)	3,188,886

180,700	SATS Ltd	624,738

530,300	Singapore Exchange Ltd	3,130,543

901,000	Singapore Technologies Engineering Ltd	2,553,723

86,400	Venture Corp Ltd	941,579

873,000	Wilmar International Ltd	2,392,949

11,101,700	Yangzijiang Shipbuilding Holdings Ltd	7,258,612

81,474	Yanlord Land Group Ltd	64,464

	Total Singapore	53,728,040

	Spain — 6.9%

468,608	ACS Actividades de Construccion y Servicios SA	17,732,864

159,656	Aena SME SA	28,827,073

88,189	Almirall SA	1,681,012

4,858,883	Banco Santander SA	18,401,465

98,454	Cia de Distribucion Integral Logista Holdings SA	1,933,890

394,444	Ebro Foods SA	8,224,274

200,165	Enagas SA	4,358,208

1,375,895	Endesa SA	35,361,696

7,133,363	Iberdrola SA	73,430,887

6,696,025	International Consolidated Airlines Group SA	34,350,137

1,754,495	Mapfre SA	4,572,292

115,077	Mediaset Espana Comunicacion SA	728,225

65,599	Red Electrica Corp SA	1,302,701

	Total Spain	230,904,724

	Sweden — 4.1%

536,207	Betsson AB *	2,592,667

52,970	Klovern AB – B Shares	95,750

235,564	Resurs Holding AB	1,338,833

1,176,916	Sandvik AB	16,904,221

1,222,160	Svenska Cellulosa AB SCA – Class B	10,560,012

857,162	Swedish Match AB	33,631,253

5,118,145	Volvo AB – B Shares	70,830,073

94,381	Wihlborgs Fastigheter AB	1,520,172

	Total Sweden	137,472,981

20	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 5.8%

51,443	Ascom Holding AG (Registered)	525,254

6,111	Autoneum Holding AG	672,485

1,566	Banque Cantonale Vaudoise (Registered)	1,205,557

3,009	Emmi AG (Registered)	2,433,492

5,033	Georg Fischer AG (Registered)	4,136,848

8,453	Kardex AG (Registered)	1,186,240

4,802	Komax Holding AG (Registered)	912,131

471,288	Nestle SA (Registered)	52,960,703

106,780	Novartis AG (Registered)	9,626,714

41,399	Roche Holding AG	11,278,856

390,265	Roche Holding AG – Genusschein	106,643,894

53,896	Vontobel Holding AG (Registered)	2,824,179

4,556	Zehnder Group AG – Class RG	166,910

	Total Switzerland	194,573,263

	United Kingdom — 18.0%

2,947,306	3i Group Plc	39,401,076

105,700	Ashmore Group Plc	582,324

536,500	Ashtead Group Plc	14,894,440

377,230	AstraZeneca Plc	33,694,726

209,298	Auto Trader Group Plc	1,356,812

136,082	AVEVA Group Plc	6,139,444

3,771,834	Barratt Developments Plc	29,117,204

476,819	Bellway Plc	16,872,910

714,206	Berkeley Group Holdings Plc (The)	34,110,435

312,684	Bovis Homes Group Plc	3,916,922

1,314,640	British American Tobacco Plc	46,115,352

383,000	British American Tobacco Plc Sponsored ADR	13,443,300

315,639	Britvic Plc	3,338,825

367,269	Coca-Cola HBC AG *	12,219,791

70,699	Diageo Plc Sponsored ADR	12,109,325

197,598	Dunelm Group Plc	2,108,565

1,404,694	Electrocomponents Plc	9,956,432

1,120,780	Evraz Plc	6,769,630

2,415,980	Ferrexpo Plc	5,940,518

6,564,594	Firstgroup Plc *	10,392,449

267,268	Galliford Try Plc	1,908,785

4,902,203	GlaxoSmithKline Plc	102,158,788

72,633	Grafton Group Plc	666,038

579,923	Greene King Plc	5,947,651

150,078	Greggs Plc	3,864,466

117,113	Halfords Group Plc	257,568

78,002	Halma Plc	1,870,824

294,196	Hunting Plc	1,638,228

1,702,031	IG Group Holdings Plc	11,209,406

47,002	Imperial Brands Plc	1,217,964

1,022,656	Inchcape Plc	7,208,144

144,742	Intermediate Capital Group Plc	2,363,489

809,120	JD Sports Fashion Plc	6,098,368

145,711	Jupiter Fund Management Plc	607,374

6,390,902	Legal & General Group Plc	17,122,500

Shares	Description	Value ($)

	United Kingdom — continued

18,145	Meggitt Plc	136,946

570,091	Mondi Plc	11,118,720

137,622	Moneysupermarket.com Group Plc	626,617

356,328	National Express Group Plc	1,842,184

412,989	Next Plc	29,895,829

15,348	Nomad Foods Ltd *	309,262

215,905	Pagegroup Plc	1,102,299

2,227,743	Persimmon Plc	51,727,287

553,156	Phoenix Group Holdings Plc	4,359,308

708,202	Plus500 Ltd	5,878,535

442,484	QinetiQ Group Plc	1,560,015

204,910	Redrow Plc	1,380,422

61,871	Savills Plc	624,521

36,400	Smith & Nephew Plc Sponsored ADR	1,745,744

235,105	Spectris Plc	6,639,683

75,705	SSP Group Plc	652,734

1,528,817	Tate & Lyle Plc	13,399,319

674,795	Taylor Wimpey Plc	1,200,986

313,257	Vesuvius Plc	1,777,126

	Total United Kingdom	602,597,610

	TOTAL COMMON STOCKS (COST $3,542,146,229)	3,277,258,198

	PREFERRED STOCKS (b) — 0.0%

	Germany — 0.0%

47,778	Jungheinrich AG	1,016,915

	TOTAL PREFERRED STOCKS (COST $1,413,591)	1,016,915

	MUTUAL FUNDS — 1.5%

	United States — 1.5%

	Affiliated Issuers — 1.5%

9,881,034	GMO U.S. Treasury Fund	49,405,168

	TOTAL MUTUAL FUNDS (COST $49,405,168)	49,405,168

	SHORT-TERM INVESTMENTS — 0.3%

	United States — 0.3%

8,429,648	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (c)	8,429,648

	TOTAL SHORT-TERM INVESTMENTS (COST $8,429,648)	8,429,648

	TOTAL INVESTMENTS — 99.7% (Cost $3,601,394,636)	3,336,109,929

	Other Assets and Liabilities (net) — 0.3%	10,086,796

	TOTAL NET ASSETS — 100.0%	$3,346,196,725

See accompanying notes to the financial statements.	21

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
364	Mini MSCI EAFE	September 2019	$33,558,980	$(311,141)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

22	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.1%
Debt Obligations	1.8
Short-Term Investments	0.4
Mutual Funds	0.2
Other	0.5

100.0%

Country Summary¤	% of Investments
United States	84.4%
Switzerland	5.8
United Kingdom	4.6
Germany	2.7
Taiwan	2.5

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	21.3%
Health Care Equipment & Services	13.0
Pharmaceuticals, Biotechnology & Life Sciences	11.9
Media & Entertainment	8.7
Technology Hardware & Equipment	7.9
Banks	6.3
Capital Goods	6.3
Food, Beverage & Tobacco	6.2
Semiconductors & Semiconductor Equipment	5.1
Retailing	3.7
Household & Personal Products	3.5
Diversified Financials	3.2
Food & Staples Retailing	1.8
Consumer Services	1.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

23

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Banks — 6.2%

3,793,427	US Bancorp	199,875,669

4,363,700	Wells Fargo & Co.	203,217,509

	Total Banks	403,093,178

	Capital Goods — 6.1%

1,172,411	3M Co.	189,602,307

514,294	Honeywell International, Inc.	84,663,078

597,828	Knorr-Bremse AG	55,926,600

519,244	United Technologies Corp.	67,626,338

	Total Capital Goods	397,818,323

	Consumer Services — 1.1%

2,816,604	Compass Group Plc	71,435,654

	Diversified Financials — 3.1%

1,665,740	American Express Co.	200,505,124

	Food & Staples Retailing — 1.7%

378,287	Costco Wholesale Corp.	111,503,876

	Food, Beverage & Tobacco — 6.0%

2,439,355	Coca-Cola Co. (The)	134,262,099

1,331,791	Nestle SA (Registered)	149,659,204

278,567	PepsiCo, Inc.	38,088,466

975,007	Philip Morris International, Inc.	70,288,255

	Total Food, Beverage & Tobacco	392,298,024

	Health Care Equipment & Services — 12.7%

1,194,556	Abbott Laboratories	101,919,518

298,627	Alcon, Inc. *	18,159,853

588,084	Anthem, Inc.	153,795,728

274,667	Becton Dickinson and Co.	69,743,444

2,202,848	Medtronic Plc	237,665,271

1,047,262	UnitedHealth Group, Inc.	245,059,308

	Total Health Care Equipment & Services	826,343,122

	Household & Personal Products — 3.4%

1,014,866	Reckitt Benckiser Group Plc	79,312,658

2,224,255	Unilever Plc	140,524,393

	Total Household & Personal Products	219,837,051

	Media & Entertainment — 8.4%

152,106	Alphabet, Inc. – Class A *	181,086,756

180,552	Alphabet, Inc. – Class C *	214,513,831

827,919	Facebook, Inc. – Class A *	153,719,721

	Total Media & Entertainment	549,320,308

Shares / Par Value†	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 11.5%

1,223,996	Eli Lilly & Co.	138,274,828

1,530,992	Johnson & Johnson	196,518,133

2,497,227	Merck & Co., Inc.	215,935,219

739,154	Roche Holding AG – Genusschein	201,981,374

	Total Pharmaceuticals, Biotechnology & Life Sciences	752,709,554

	Retailing — 3.6%

50,700	Booking Holdings, Inc. *	99,696,987

2,508,129	TJX Cos, Inc. (The)	137,871,851

	Total Retailing	237,568,838

	Semiconductors & Semiconductor Equipment — 5.0%

19,361,790	Taiwan Semiconductor Manufacturing Co Ltd	159,088,558

1,355,360	Texas Instruments, Inc.	167,725,800

	Total Semiconductors & Semiconductor Equipment	326,814,358

	Software & Services — 20.7%

1,179,578	Accenture Plc – Class A	233,756,972

2,601,863	Cognizant Technology Solutions Corp. – Class A	159,728,370

265,051	Mastercard, Inc. – Class A	74,577,400

2,939,216	Microsoft Corp.	405,200,318

5,723,950	Oracle Corp.	297,988,837

962,220	SAP SE	114,867,246

363,592	Visa, Inc. – Class A	65,744,705

	Total Software & Services	1,351,863,848

	Technology Hardware & Equipment — 7.6%

528,265	Amphenol Corp. – Class A	46,244,318

1,554,003	Apple, Inc.	324,382,587

2,748,416	Cisco Systems, Inc.	128,653,352

	Total Technology Hardware & Equipment	499,280,257

	TOTAL COMMON STOCKS (COST $4,098,110,335)	6,340,391,515

	DEBT OBLIGATIONS — 1.8%

	U.S. Government — 1.8%

25,000,000	U.S. Treasury Note, 1.38%, due 03/31/20	24,925,781

40,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	39,800,000

20,000,000	U.S. Treasury Note, 2.38%, due 04/30/20	20,064,063

5,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20	5,493,604

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 2.08%, due 01/31/21	29,961,713

	Total U.S. Government	120,245,161

	TOTAL DEBT OBLIGATIONS (COST $120,177,791)	120,245,161

24	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.2%

	Affiliated Issuers — 0.2%

3,141,064	GMO U.S. Treasury Fund	15,705,319

	TOTAL MUTUAL FUNDS (COST $15,705,282)	15,705,319

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.1%

5,413,701	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	5,413,701

	U.S. Government — 0.3%

18,000,000	U.S. Treasury Bill, 1.83%, due 10/01/19 (b)	17,971,230

2,000,000	U.S. Treasury Bill, 1.79%, due 10/03/19 (b)	1,996,678

	Total U.S. Government	19,967,908

	TOTAL SHORT-TERM INVESTMENTS (COST $25,379,174)	25,381,609

	TOTAL INVESTMENTS — 99.5% (Cost $4,259,372,582)	6,501,723,604

	Other Assets and Liabilities (net) — 0.5%	30,213,745

	TOTAL NET ASSETS — 100.0%	$6,531,937,349

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	25

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	89.2%
Preferred Stocks	8.6
Mutual Funds	4.1
Short-Term Investments	0.4
Rights/Warrants	0.0 ^
Other	(2.3)

100.0%

Country Summary¤	% of Investments
United States	21.2%
Russia	15.9
United Kingdom	13.7
Brazil	6.7
Other Emerging	5.4 †
France	4.3
Norway	3.8
Australia	3.8
Japan	3.1
Chile	2.6
Israel	2.5
Canada	2.3
Thailand	2.2
Other Developed	1.8 ‡
Sweden	1.8
China	1.7
Poland	1.6
Spain	1.6
Denmark	1.6
Mexico	1.3
South Africa	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Industrial Metals	46.6%
Energy	35.0
Agriculture	15.2
Water	3.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

26

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.2%

	Argentina — 0.8%

723,200	Adecoagro SA *	4,035,456

	Australia — 3.9%

206,285	Aurizon Holdings Ltd	820,133

233,874	Beach Energy Ltd	384,708

1,927,203	Jupiter Mines Ltd	486,303

483,297	Mineral Resources Ltd	4,302,278

946,257	Sandfire Resources NL	3,970,928

3,323,101	South32 Ltd	5,872,086

589,067	Tassal Group Ltd	1,711,285

43,316	Woodside Petroleum Ltd	935,595

	Total Australia	18,483,316

	Austria — 1.0%

92,797	OMV AG	4,739,251

	Brazil — 2.1%

409,800	Cosan SA	4,947,091

357,100	Duratex SA	1,142,616

174,100	Enauta Participacoes SA	466,257

824,857	Sao Martinho SA	3,553,598

	Total Brazil	10,109,562

	Canada — 2.4%

169,500	Canadian Solar Inc *	3,964,605

104,600	Enerflex Ltd	958,480

4,234,900	Largo Resources Ltd * (a)	4,357,678

142,800	Lundin Mining Corp	681,073

309,900	Peyto Exploration & Development Corp (a)	744,840

112,100	Seven Generations Energy Ltd – Class A *	606,219

	Total Canada	11,312,895

	China — 1.7%

575,000	China Everbright International Ltd	450,499

775,000	China High Speed Transmission Equipment Group Co Ltd	422,222

3,870,983	Inner Mongolia Eerduosi Resources Co Ltd – Class A	4,316,919

2,509,398	Xinjiang Goldwind Science & Technology Co Ltd – Class H	2,947,964

	Total China	8,137,604

	Colombia — 0.6%

3,768,757	Ecopetrol SA	2,999,548

	Denmark — 1.6%

104,912	Vestas Wind Systems A/S	7,714,687

Shares	Description	Value ($)

	Finland — 0.1%

41,307	Kemira Oyj	582,188

	France — 4.4%

11,256	Eramet	558,826

299,456	Suez	4,649,363

176,314	TOTAL SA	8,804,882

179,550	Veolia Environnement SA	4,293,761

48,070	Vilmorin & Cie SA (a)	2,580,239

	Total France	20,887,071

	Germany — 0.3%

102,129	K+S AG (Registered)	1,617,244

	Hungary — 0.8%

389,925	MOL Hungarian Oil & Gas Plc	3,813,160

	India — 0.8%

1,636,504	Oil & Natural Gas Corp Ltd	2,778,459

278,819	Oil India Ltd	578,058

631,289	Rashtriya Chemicals & Fertilizers Ltd	362,555

	Total India	3,719,072

	Israel — 2.5%

23,640	Equital Ltd *	709,646

1,682,635	Israel Chemicals Ltd	7,599,053

20,026	Israel Corp Ltd (The)	3,865,674

	Total Israel	12,174,373

	Italy — 0.2%

154,603	Saipem SPA *	738,016

	Japan — 3.2%

93,200	Ebara Corp	2,207,592

329,400	Hitachi Zosen Corp	1,052,917

178,500	Kubota Corp	2,557,455

21,200	Kurita Water Industries Ltd	550,563

245,500	Mitsubishi Materials Corp	5,943,982

41,500	Nittetsu Mining Co Ltd	1,524,187

39,900	Raiznext Corp	432,805

96,400	Takuma Co Ltd	1,111,482

	Total Japan	15,380,983

	Mexico — 1.3%

2,729,100	Grupo Mexico SAB de CV	6,284,358

	Norway — 3.9%

651,404	Austevoll Seafood ASA	6,684,909

116,753	BW Offshore Ltd *	754,942

933,711	DNO ASA	1,230,173

314,100	Equinor ASA	5,356,376

See accompanying notes to the financial statements.	27

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

111,753	Grieg Seafood ASA	1,370,595

70,661	Subsea 7 SA	680,704

28,566	TGS NOPEC Geophysical Co ASA	686,857

41,074	Yara International ASA	1,779,927

	Total Norway	18,544,483

	Pakistan — 0.4%

1,572,000	Fauji Fertilizer Co Ltd	917,896

46,120	Millat Tractors Ltd	197,040

1,396,600	Oil & Gas Development Co Ltd	932,885

	Total Pakistan	2,047,821

	Poland — 1.7%

297,662	KGHM Polska Miedz SA *	5,846,403

1,827,691	Polskie Gornictwo Naftowe i Gazownictwo SA	2,177,431

	Total Poland	8,023,834

	Russia — 15.0%

1,636,830	Gazprom Neft PJSC	10,123,068

699,380	Gazprom PJSC	2,432,994

152,287	LUKOIL PJSC Sponsored ADR	12,275,247

527,897	MMC Norilsk Nickel PJSC ADR	12,816,621

98,957	Novatek PJSC Sponsered GDR (Registered)	19,215,853

465,338	PhosAgro PJSC GDR (Registered)	6,027,642

575,419	Ros Agro Plc GDR (Registered)	6,282,369

411,269	Rosneft PJSC GDR (Registered)	2,512,699

	Total Russia	71,686,493

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (b)	—

	South Africa — 1.2%

223,045	African Rainbow Minerals Ltd	2,435,385

2,263,400	Sibanye Gold Ltd *	3,134,262

	Total South Africa	5,569,647

	South Korea — 0.9%

10,337	Korea Zinc Co Ltd	3,716,231

1,358	Young Poong Corp	631,956

	Total South Korea	4,348,187

	Spain — 1.6%

532,129	Repsol SA	7,742,196

	Sweden — 1.8%

391,520	Boliden AB	8,673,276

	Switzerland — 0.2%

960	Gurit Holding AG	1,101,581

Shares	Description	Value ($)

	Thailand — 2.2%

2,153,900	Esso Thailand Pcl (Foreign Registered)	603,290

838,764	PTT Exploration & Production Pcl (Foreign Registered)	3,401,862

4,509,610	PTT Pcl (Foreign Registered)	6,507,595

	Total Thailand	10,512,747

	Turkey — 0.5%

1,642,447	Koza Anadolu Metal Madencilik Isletmeleri AS *	2,309,395

	Ukraine — 0.6%

267,341	Kernel Holding SA	3,035,288

	United Kingdom — 13.9%

644,386	Anglo American Plc	13,963,523

314,633	Antofagasta Plc	3,325,847

658,578	BHP Group Plc	14,247,410

272,007	BP Plc	1,656,592

339,132	Central Asia Metals Plc	781,874

883,087	Ferrexpo Plc	2,171,373

3,647,700	Glencore Plc *	10,466,452

98,031	KAZ Minerals Plc	481,052

196,203	Petrofac Ltd	1,000,446

240,435	Polypipe Group Plc	1,102,997

292,707	Rio Tinto Plc	14,836,086

79,332	Royal Dutch Shell Plc – A Shares	2,204,096

167,964	Tullow Oil Plc	419,709

	Total United Kingdom	66,657,457

	United States — 17.6%

42,200	AGCO Corp.	2,916,864

211,200	Albemarle Corp.	13,037,376

1,045,302	Chesapeake Energy Corp. * (a)	1,505,235

525,808	Denbury Resources, Inc. *	567,873

58,400	First Solar, Inc. *	3,624,888

3,040,354	Freeport-McMoRan, Inc.	27,940,853

36,900	FutureFuel Corp.	397,782

177,300	Gulfport Energy Corp. *	425,520

213,900	Laredo Petroleum, Inc. *	530,472

648,500	Livent Corp. *	3,988,275

90,900	Magnolia Oil & Gas Corp. – Class A *	928,089

435,500	Mosaic Co. (The)	8,008,845

287,800	Renewable Energy Group, Inc. *	3,502,526

15,100	REX American Resources Corp. *	1,037,068

21,400	Rexnord Corp. *	560,252

150,155	SolarEdge Technologies, Inc. *	12,300,697

943,100	Southwestern Energy Co. *	1,490,098

37,400	TPI Composites, Inc. *	659,736

172,300	W&T Offshore, Inc. *	754,674

	Total United States	84,177,123

	TOTAL COMMON STOCKS (COST $429,995,312)	427,158,312

28	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (c) — 8.6%

	Brazil — 4.7%

3,305,099	Bradespar SA	22,691,129

	Chile — 2.7%

518,712	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	12,781,064

	Russia — 1.2%

55,697	Bashneft PJSC	1,310,170

5,091,084	Surgutneftegas PJSC	2,461,231

230,971	Tatneft PJSC	2,199,504

	Total Russia	5,970,905

	TOTAL PREFERRED STOCKS (COST $42,579,959)	41,443,098

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 * (d)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 4.1%

	United States — 4.1%

	Affiliated Issuers — 4.1%

3,906,949	GMO U.S. Treasury Fund (e)	19,534,746

	TOTAL MUTUAL FUNDS (COST $19,534,746)	19,534,746

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

1,723,243	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (f)	1,723,243

	TOTAL SHORT-TERM INVESTMENTS (COST $1,723,243)	1,723,243

	TOTAL INVESTMENTS — 102.3% (Cost $493,833,260)	489,859,399

	Other Assets and Liabilities (net) — (2.3%)	(11,018,569)

	TOTAL NET ASSETS — 100.0%	$478,840,830

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	29

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	76.7%
Short-Term Investments	23.4
Written Options	(1.0)
Other	0.9

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

30

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 76.7%

	U.S. Government — 62.0%

76,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.99%, due 04/30/20 (a)	76,437,919

31,500,000	U.S. Treasury Note, 2.25%, due 03/31/20	31,561,523

92,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20 (a)	91,893,013

27,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.00%, due 10/31/20	26,952,072

	Total U.S. Government	226,844,527

	U.S. Government Agency — 14.7%

20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.16%, due 02/21/20	20,000,412

14,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 2.17%, due 04/03/20	13,993,535

20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.06%, due 04/13/20	19,981,089

	Total U.S. Government Agency	53,975,036

	TOTAL DEBT OBLIGATIONS (COST $280,938,378)	280,819,563

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 23.4%

	Money Market Funds — 0.4%

1,421,694	State Street Institutional Treasury Money Market Fund-Premier Class, 2.03% (b)	1,421,694

	U.S. Government — 23.0%

36,150,000	U.S. Treasury Note, 1.38%, due 03/31/20	36,042,680

48,500,000	U.S. Treasury Note, 1.13%, due 04/30/20	48,257,500

	Total U.S. Government	84,300,180

	TOTAL SHORT-TERM INVESTMENTS (COST $85,471,859)	85,721,874

	TOTAL INVESTMENTS — 100.1% (Cost $366,410,237)	366,541,437

	Other Assets and Liabilities (net) —(0.1%)	(526,435)

	TOTAL NET ASSETS — 100.0%	$366,015,002

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Written Options — Puts

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	2,890.00	09/20/19	948	USD	277,428,408	(3,313,260)
Euro STOXX 50	3,300.00	09/20/19	2,489	EUR	85,292,056	(524,207)

	TOTAL WRITTEN INDEX OPTIONS — PUTS (Premiums $7,612,191)					$(3,837,467)

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	31

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.0%
Mutual Funds	1.8
Preferred Stocks	0.7
Short-Term Investments	0.4
Futures Contracts	0.0 ^
Other	0.1

100.0%

Country Summary¤	% of Investments
Japan	20.7%
United Kingdom	14.0
France	10.4
Spain	6.3
Netherlands	5.8
Switzerland	5.4
Germany	5.4
Italy	4.8
Australia	3.7
Other Developed	3.4 ‡
Sweden	2.7
Canada	2.3
United States	2.2
Brazil	2.0
China	1.9
South Korea	1.9
Hong Kong	1.3
Other Emerging	1.2 †
Russia	1.2
Taiwan	1.2
Singapore	1.1
European Union	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	11.5%
Capital Goods	11.0
Food, Beverage & Tobacco	7.4
Materials	7.1
Utilities	7.1
Consumer Durables & Apparel	6.8
Banks	5.7
Automobiles & Components	5.4
Technology Hardware & Equipment	4.9
Diversified Financials	4.8
Insurance	4.4
Telecommunication Services	4.2
Transportation	4.0
Household & Personal Products	3.1
Energy	2.2
Real Estate	1.6
Software & Services	1.6
Commercial & Professional Services	1.5
Retailing	1.4
Food & Staples Retailing	1.4
Semiconductors & Semiconductor Equipment	1.1
Health Care Equipment & Services	1.0
Consumer Services	0.5
Media & Entertainment	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

32

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.0%

	Australia — 3.7%

18,037	Accent Group Ltd	19,407

8,938	Adairs Ltd	10,458

846	Appen Ltd	14,737

27,727	Australian Pharmaceutical Industries Ltd	24,675

9,707	CSR Ltd	25,509

6,118	Dexus (REIT)	53,137

70,057	Fortescue Metals Group Ltd	377,971

5,489	IDP Education Ltd	61,356

6,298	Macquarie Group Ltd	525,049

24,772	Mirvac Group (REIT)	53,171

13,160	New Hope Corp Ltd	20,189

7,828	OFX Group Ltd	7,200

12,076	OZ Minerals Ltd	74,476

4,002	Rio Tinto Ltd	236,009

29,463	Southern Cross Media Group Ltd	24,167

4,335	Super Retail Group Ltd	27,325

21,281	Telstra Corp Ltd	53,276

	Total Australia	1,608,112

	Austria — 0.1%

1,297	Vienna Insurance Group AG Wiener Versicherung Gruppe	31,936

	Belgium — 0.3%

1,593	AGFA-Gevaert NV *	6,344

1,831	UCB SA	136,848

	Total Belgium	143,192

	Brazil — 2.0%

7,800	Banco do Brasil SA	87,098

8,000	Cia de Saneamento Basico do Estado de Sao Paulo	99,879

67,400	JBS SA	482,428

11,000	Kroton Educacional SA	26,776

1,500	Mahle-Metal Leve SA	8,578

18,600	MRV Engenharia e Participacoes SA	88,486

9,900	Petrobras Distribuidora SA	68,853

	Total Brazil	862,098

	Canada — 2.3%

4,400	Bank of Montreal	301,972

4,000	Canaccord Genuity Group Inc	15,052

2,100	Canadian National Railway Co (a)	193,376

2,400	Canadian National Railway Co (a)	221,136

900	Canadian Pacific Railway Ltd	216,675

900	TFI International Inc	26,194

1,100	Wajax Corp	13,029

	Total Canada	987,434

Shares	Description	Value ($)

	China — 2.0%

12,000	Agile Group Holdings Ltd	15,276

13,000	BAIC Motor Corp Ltd – Class H	7,308

130,000	Bank of Communications Co Ltd – Class H	84,910

160,000	China Communications Services Corp Ltd – Class H	89,367

31,000	China Lesso Group Holdings Ltd	29,715

28,500	China Minsheng Banking Corp Ltd – Class H	18,726

80,000	China Railway Construction Corp Ltd – Class H	86,218

29,500	China Resources Pharmaceutical Group Ltd	30,407

44,000	China SCE Group Holdings Ltd	21,326

9,000	China Shineway Pharmaceutical Group Ltd	8,366

166,000	China Telecom Corp Ltd – Class H	74,177

6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	22,391

42,400	Guangzhou R&F Properties Co Ltd – Class H	68,059

10,000	Huabao International Holdings Ltd	3,792

15,000	Kingboard Holdings Ltd	35,027

37,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	71,249

6,000	Shenzhen Expressway Co Ltd – Class H	7,341

41,500	Shimao Property Holdings Ltd	117,059

2,000	Sinopec Engineering Group Co Ltd – Class H	1,304

14,000	Times China Holdings Ltd	21,282

23,000	Weichai Power Co Ltd – Class H	35,098

	Total China	848,398

	Denmark — 0.2%

555	Royal Unibrew A/S	48,102

2,720	Scandinavian Tobacco Group A/S	31,319

	Total Denmark	79,421

	Finland — 0.4%

5,334	Neste Oyj	168,252

936	UPM-Kymmene Oyj	25,295

	Total Finland	193,547

	France — 10.5%

751	Alten SA	89,675

38	Christian Dior SE	18,721

849	Cie Generale des Etablissements Michelin SCA	89,382

3,654	CNP Assurances	66,379

1,433	Dassault Systemes SE	202,058

667	Gaztransport Et Technigaz SA	62,437

218	Hermes International	148,870

260	Jacquet Metal Service SA	4,702

705	Kaufman & Broad SA	26,879

4,436	L’Oreal SA	1,211,276

518	LVMH Moet Hennessy Louis Vuitton SE	206,571

1,207	Neopost SA	24,528

34,889	Peugeot SA	780,019

3,000	Safran SA	435,725

See accompanying notes to the financial statements.	33

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued

13,385	Sanofi	1,149,874

1,200	Sanofi ADR	51,540

	Total France	4,568,636

	Germany — 4.8%

645	adidas AG	191,121

4,453	Allianz SE (Registered)	982,794

2,177	Bayer AG (Registered)	161,803

471	Bayerische Motoren Werke AG	31,501

268	Bechtle AG	26,674

2,425	Borussia Dortmund GmbH & Co KGaA	26,150

508	Carl Zeiss Meditec AG	58,707

13,746	Deutsche Lufthansa AG (Registered)	211,871

3,510	Deutsche Pfandbriefbank AG	41,678

3,210	Deutz AG	18,742

2,250	Dialog Semiconductor Plc *	106,589

160	Eckert & Ziegler Strahlen- und Medizintechnik AG	27,906

806	Elmos Semiconductor AG	21,971

1,919	Evonik Industries AG	49,059

100	Siemens AG (Registered)	10,000

679	Volkswagen AG	111,041

964	Wacker Neuson SE	17,113

	Total Germany	2,094,720

	Hong Kong — 1.3%

11,200	Dah Sing Banking Group Ltd	15,297

485,000	WH Group Ltd	388,661

14,000	Wharf Holdings Ltd (The)	30,575

8,000	Wharf Real Estate Investment Co Ltd	43,221

18,000	Wheelock & Co Ltd	104,406

	Total Hong Kong	582,160

	Hungary — 0.2%

12,105	Magyar Telekom Telecommunications Plc	16,993

1,137	MOL Hungarian Oil & Gas Plc	11,119

2,515	Richter Gedeon Nyrt	41,940

	Total Hungary	70,052

	India — 0.4%

14,067	Firstsource Solutions Ltd	9,513

1,149	Mahindra & Mahindra Ltd GDR	8,655

107	NIIT Technologies Ltd	2,234

21,019	Power Finance Corp Ltd *	31,022

2,716	Rajesh Exports Ltd	26,674

56,156	REC Ltd	114,047

	Total India	192,145

	Ireland — 0.6%

1,300	CRH Plc Sponsored ADR	43,706

122	Flutter Entertainment Plc	10,052

Shares	Description	Value ($)

	Ireland — continued

6,190	Smurfit Kappa Group Plc	191,038

	Total Ireland	244,796

	Italy — 4.8%

11,005	Arnoldo Mondadori Editore SPA *	16,978

1,439	Banca Mediolanum SPA	10,467

150,741	Enel SPA	1,093,594

9,318	EXOR NV	633,064

15,200	Fiat Chrysler Automobiles NV	199,728

1,067	Mediobanca Banca di Credito Finanziario SPA	10,604

4,096	Saras SPA	6,376

8,872	Societa Cattolica di Assicurazioni SC	72,365

901	Societa Iniziative Autostradali e Servizi SPA	15,146

18,656	UnipolSai Assicurazioni SPA	47,435

	Total Italy	2,105,757

	Japan — 20.9%

500	Adastria Co Ltd	9,671

900	Arakawa Chemical Industries Ltd	11,481

37,700	Asahi Kasei Corp	340,585

57,100	Astellas Pharma Inc	788,178

3,700	Bandai Namco Holdings Inc	217,403

11,100	Brother Industries Ltd	191,898

1,900	Fancl Corp	46,057

2,800	Fuji Electric Co Ltd	79,674

1,300	Fuji Media Holdings Inc	16,841

14,000	FUJIFILM Holdings Corp	598,785

500	Fujitsu Ltd	38,559

500	Fujiya Co Ltd	9,305

1,000	Furuno Electric Co Ltd	8,319

1,300	Hanwa Co Ltd	34,998

17,100	Haseko Corp	183,409

15,800	Hitachi Ltd	538,975

1,000	Hokuetsu Industries Co Ltd	11,453

26,100	Honda Motor Co Ltd	618,434

46,900	ITOCHU Corp	934,369

800	Kajima Corp	9,724

1,400	Kamei Corp	13,898

16,300	KDDI Corp	434,164

30,600	Konica Minolta Inc	217,307

300	Makino Milling Machine Co Ltd	12,130

31,200	Marubeni Corp	199,128

87,200	Mitsubishi Chemical Holdings Corp	597,706

3,200	NEC Corp	136,967

6,600	NET One Systems Co Ltd	176,406

1,000	Nichias Corp	16,597

400	Nihon Unisys Ltd	12,907

22,700	Nippon Telegraph & Telephone Corp	1,088,189

2,600	Obayashi Corp	23,928

1,800	Rohto Pharmaceutical Co Ltd	44,592

34	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

4,000	Shionogi & Co Ltd	214,102

1,100	Showa Corp	14,056

112,400	Sojitz Corp	342,399

64,000	Sumitomo Chemical Co Ltd	279,656

2,600	Teijin Ltd	46,686

400	Tokyo Electron Ltd	71,325

14,200	Tosoh Corp	181,982

8,400	Toyota Tsusho Corp	260,155

	Total Japan	9,072,398

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (b)	—

	Mexico — 0.0%

6,300	ALEATICA SAB de CV	5,878

	Netherlands — 5.8%

12,044	ABN AMRO Group NV CVA	213,603

5,206	ASR Nederland NV	182,043

869	Heineken Holding NV	86,002

56,215	ING Groep NV	537,060

23,070	Koninklijke Ahold Delhaize NV	540,424

3,635	Koninklijke Philips NV	171,333

1,671	Randstad NV	78,023

5,893	Signify NV	172,439

7,638	Wolters Kluwer NV	549,826

	Total Netherlands	2,530,753

	Norway — 0.9%

219	Aker ASA – A Shares	11,207

3,775	Austevoll Seafood ASA	38,740

6,490	DNB ASA	104,556

2,568	Grieg Seafood ASA	31,495

6,175	Leroy Seafood Group ASA	40,465

890	Mowi ASA	21,289

1,859	Salmar ASA	88,194

2,884	SpareBank 1 Nord Norge	21,487

2,652	SpareBank 1 SR-Bank ASA	27,490

	Total Norway	384,923

	Philippines — 0.0%

305	Globe Telecom Inc	11,894

	Poland — 0.0%

807	Asseco Poland SA	11,333

	Portugal — 1.0%

1,570	Altri SGPS SA	9,927

58,132	EDP – Energias de Portugal SA	219,727

11,012	Galp Energia SGPS SA	158,261

2,795	Navigator Co SA (The)	9,440

Shares	Description	Value ($)

	Portugal — continued

3,531	NOS SGPS SA	20,734

	Total Portugal	418,089

	Russia — 1.2%

71,374	Gazprom PJSC Sponsored ADR	494,169

72,000	Inter RAO UES PJSC	4,632

1,025	Novolipetsk Steel PJSC GDR	22,826

	Total Russia	521,627

	Singapore — 1.1%

10,000	CapitaLand Ltd	24,991

51,700	ComfortDelGro Corp Ltd	91,197

5,000	DBS Group Holdings Ltd	88,165

1,100	Jardine Cycle & Carriage Ltd	24,434

9,300	Mapletree Greater China Commercial Trust (REIT)	8,837

30,400	Mapletree Logistics Trust (REIT)	34,389

1,900	Singapore Airlines Ltd	12,091

2,900	Singapore Exchange Ltd	17,120

10,400	Singapore Technologies Engineering Ltd	29,477

1,300	Venture Corp Ltd	14,167

7,500	Wilmar International Ltd	20,558

134,900	Yangzijiang Shipbuilding Holdings Ltd	88,201

26,400	Yanlord Land Group Ltd	20,888

	Total Singapore	474,515

	South Africa — 0.4%

13,827	Absa Group Ltd	139,999

27,765	Blue Label Telecoms Ltd *	5,072

2,040	Reunert Ltd	8,650

4,338	Telkom SA SOC Ltd	22,807

	Total South Africa	176,528

	South Korea — 1.9%

195	DongKook Pharmaceutical Co Ltd	10,535

11,112	Hana Financial Group Inc	298,485

149	Hyundai Home Shopping Network Corp	11,464

11,063	Industrial Bank of Korea	113,334

5,130	Kia Motors Corp	185,172

293	Sebang Global Battery Co Ltd	9,280

2,374	Shinhan Financial Group Co Ltd	79,910

3,000	SK Telecom Co Ltd Sponsored ADR	65,700

8	Taekwang Industrial Co Ltd	7,091

4,762	Woori Financial Group Inc	46,860

	Total South Korea	827,831

	Spain — 6.4%

7,877	ACS Actividades de Construccion y Servicios SA	298,078

2,279	Aena SME SA	411,490

2,802	Almirall SA	53,410

3,919	Banco Bilbao Vizcaya Argentaria SA	18,592

See accompanying notes to the financial statements.	35

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

22,613	Banco Santander SA	85,640

1,265	Cia de Distribucion Integral Logista Holdings SA	24,848

1,044	Enagas SA	22,731

20,342	Endesa SA	522,807

92,849	Iberdrola SA	955,788

43,615	International Consolidated Airlines Group SA	223,742

22,201	Mapfre SA	57,857

1,950	Mediaset Espana Comunicacion SA	12,340

173	Naturgy Energy Group SA	4,534

4,010	Red Electrica Corp SA	79,633

	Total Spain	2,771,490

	Sweden — 2.7%

779	Atrium Ljungberg AB – B Shares	16,034

2,177	Axfood AB	45,674

5,355	Betsson AB *	25,893

1,647	Bufab AB	16,705

1,400	Lindab International AB	13,525

3,682	Resurs Holding AB	20,927

27,185	Sandvik AB	390,462

2,108	SKF AB – B Shares	34,032

367	Svenska Cellulosa AB SCA – Class B	3,171

5,922	Swedish Match AB	232,353

2,991	Volvo AB – A Shares	41,339

23,898	Volvo AB – B Shares	330,725

	Total Sweden	1,170,840

	Switzerland — 5.5%

522	ALSO Holding AG (Registered) *	74,516

350	Bobst Group SA (Registered)	17,041

379	Galenica AG *	21,265

16	Georg Fischer AG (Registered)	13,151

467	Huber + Suhner AG (Registered)	30,016

5,608	Nestle SA (Registered)	630,196

399	Novartis AG (Registered)	35,972

255	Orior AG *	21,864

492	Roche Holding AG	134,042

5,053	Roche Holding AG – Genusschein	1,380,784

7	Vetropack Holding AG	17,299

	Total Switzerland	2,376,146

	Taiwan — 1.2%

9,900	Feng TAY Enterprise Co Ltd	64,465

62,000	Inventec Corp	42,421

19,000	Novatek Microelectronics Corp	112,540

1,000	Phison Electronics Corp	9,194

72,000	Pou Chen Corp	89,803

44,000	Radiant Opto-Electronics Corp	158,909

7,000	Ruentex Industries Ltd *	15,524

11,000	Sunplus Technology Co Ltd *	4,793

Shares	Description	Value ($)

	Taiwan — continued

4,000	TOPBI International Holdings Ltd	12,427

2,000	Uni-President Enterprises Corp	4,877

	Total Taiwan	514,953

	Thailand — 0.1%

52,700	AP Thailand Pcl NVDR	12,549

17,900	GFPT Pcl NVDR	10,511

	Total Thailand	23,060

	Turkey — 0.1%

7,481	KOC Holding AS	22,509

11,846	Turkiye Garanti Bankasi AS *	18,146

6,170	Turkiye Sise ve Cam Fabrikalari AS	4,594

	Total Turkey	45,249

	United Kingdom — 14.2%

46,440	3i Group Plc	620,833

3,999	Ashtead Group Plc	111,021

1,356	Auto Trader Group Plc	8,791

668	AVEVA Group Plc	30,137

27,858	BAE Systems Plc	185,259

59,554	Barratt Developments Plc	459,736

5,262	Bellway Plc	186,203

7,937	Berkeley Group Holdings Plc (The)	379,071

3,100	British American Tobacco Plc Sponsored ADR	108,810

537	Britvic Plc	5,680

2,566	Coca-Cola HBC AG *	85,376

1,582	Computacenter Plc	25,706

12,763	Diageo Plc	546,431

100	Diageo Plc Sponsored ADR	17,128

2,530	Dunelm Group Plc	26,998

11,484	Electrocomponents Plc	81,398

25,901	Evraz Plc	156,445

28,936	Ferrexpo Plc	71,149

22,796	GlaxoSmithKline Plc	475,054

3,900	GlaxoSmithKline Plc Sponsored ADR	162,162

8,045	Greene King Plc	82,509

843	Greggs Plc	21,707

2,459	Halma Plc	58,977

5,824	HSBC Holdings Plc	41,931

1,455	IG Group Holdings Plc	9,583

407	Imperial Brands Plc	10,547

17,981	Inchcape Plc	126,738

741	Intermediate Capital Group Plc	12,100

3,923	International Personal Finance Plc	4,212

9,135	JD Sports Fashion Plc	68,851

6,108	John Laing Group Plc	26,363

2,329	Jupiter Fund Management Plc	9,708

136,420	Legal & General Group Plc	365,496

8,616	Lookers Plc	4,877

36	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

4,509	Meggitt Plc	34,031

1,958	Mondi Plc (a)	38,192

9,861	Mondi Plc (a)	192,323

3,284	Morgan Advanced Materials Plc	10,233

1,218	Morgan Sindall Group Plc	17,619

4,354	National Express Group Plc	22,510

2,830	Next Plc	204,861

900	Nomad Foods Ltd *	18,135

2,347	OneSavings Bank Plc	9,206

24,346	Persimmon Plc	565,304

6,980	Phoenix Group Holdings Plc	55,008

14,587	QinetiQ Group Plc	51,428

1,632	Redrow Plc	10,994

1,076	Sage Group Plc (The)	9,204

800	Smith & Nephew Plc Sponsored ADR	38,368

937	Softcat Plc	11,899

671	Spectris Plc	18,950

218	Spirax-Sarco Engineering Plc	21,364

10,383	Spirent Communications Plc	23,351

20,782	Tate & Lyle Plc	182,144

1,700	WPP Plc	20,112

	Total United Kingdom	6,142,223

	TOTAL COMMON STOCKS (COST $36,730,860)	42,092,134

	PREFERRED STOCKS (c) — 0.7%

	Brazil — 0.0%

2,300	Banco do Estado do Rio Grande do Sul SA – Class B	12,569

	Germany — 0.6%

910	Bayerische Motoren Werke AG	48,999

292	Sixt SE	20,010

1,189	Volkswagen AG	191,355

	Total Germany	260,364

	South Korea — 0.0%

28	Samsung Electronics Co Ltd	853

	Sweden — 0.1%

466	Akelius Residential Property AB	16,550

	TOTAL PREFERRED STOCKS (COST $295,416)	290,336

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.8%

	United States — 1.8%

	Affiliated Issuers — 1.8%

156,340	GMO U.S. Treasury Fund	781,700

	TOTAL MUTUAL FUNDS (COST $781,690)	781,700

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

178,352	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (d)	178,352

	TOTAL SHORT-TERM INVESTMENTS (COST $178,352)	178,352

	TOTAL INVESTMENTS — 99.9% (Cost $37,986,318)	43,342,522

	Other Assets and Liabilities (net) — 0.1%	39,059

	TOTAL NET ASSETS — 100.0%	$43,381,581

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
5	Mini MSCI EAFE	September 2019	$460,975	$1,840

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	37

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

38	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.4%
Mutual Funds	1.7
Short-Term Investments	0.2
Futures Contracts	0.0 ^
Other	(0.3)

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	11.1%
Capital Goods	10.7
Software & Services	9.5
Technology Hardware & Equipment	8.8
Retailing	7.4
Health Care Equipment & Services	6.2
Semiconductors & Semiconductor Equipment	6.1
Food, Beverage & Tobacco	6.0
Media & Entertainment	5.4
Insurance	4.2
Household & Personal Products	4.2
Consumer Durables & Apparel	3.9
Diversified Financials	3.7
Real Estate	2.2
Banks	2.1
Materials	2.1
Commercial & Professional Services	1.8
Consumer Services	1.8
Energy	1.4
Telecommunication Services	0.6
Automobiles & Components	0.6
Utilities	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

39

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Automobiles & Components — 0.6%

67,600	Dana, Inc.	860,548

56,200	Gentex Corp.	1,494,920

26,821	Modine Manufacturing Co. *	273,843

4,700	Standard Motor Products, Inc.	208,257

10,030	Stoneridge, Inc. *	308,021

13,083	Tower International, Inc.	404,657

	Total Automobiles & Components	3,550,246

	Banks — 2.1%

3,519	American National Bankshares, Inc.	120,350

85,200	Citigroup, Inc.	5,482,620

55,554	Citizens Financial Group, Inc.	1,874,392

3,744	CNB Financial Corp.	98,991

2,561	Federal Agricultural Mortgage Corp. – Class C	210,898

80,400	Fifth Third Bancorp	2,126,580

2,723	First Bancorp, Inc.	69,164

4,637	German American Bancorp, Inc.	141,568

9,200	OFG Bancorp	188,784

23,361	Popular, Inc.	1,228,088

100,467	Regions Financial Corp.	1,468,828

4,084	Territorial Bancorp, Inc.	111,697

	Total Banks	13,121,960

	Capital Goods — 10.6%

31,300	Ametek, Inc.	2,689,609

17,900	Atkore International Group, Inc. *	519,279

26,826	Cummins, Inc.	4,004,317

10,700	Curtiss-Wright Corp.	1,312,248

24,300	Dover Corp.	2,277,882

66,600	Eaton Corp Plc	5,375,952

46,930	Emerson Electric Co.	2,796,559

29,694	Federal Signal Corp.	882,209

41,664	Ingersoll-Rand Plc	5,045,094

19,224	ITT, Inc.	1,094,230

27,000	Lockheed Martin Corp.	10,370,970

29,340	Meritor, Inc. *	493,499

12,696	Moog, Inc. – Class A	1,031,550

17,000	Mueller Industries, Inc.	448,120

19,331	Oshkosh Corp.	1,358,389

41,400	PACCAR, Inc.	2,714,184

8,000	Rockwell Automation, Inc.	1,222,320

12,704	SPX Corp. *	482,117

9,423	Teledyne Technologies, Inc. *	2,907,843

66,391	Textron, Inc.	2,987,595

26,479	Timken Co. (The)	1,063,926

111,500	United Technologies Corp.	14,521,760

19,796	Universal Forest Products, Inc.	774,023

	Total Capital Goods	66,373,675

Shares	Description	Value ($)

	Commercial & Professional Services — 1.8%

22,699	ACCO Brands Corp.	210,420

24,009	Brady Corp. – Class A	1,133,465

2,100	CoStar Group, Inc. *	1,291,227

6,900	Ennis, Inc.	138,759

8,746	FTI Consulting, Inc. *	945,792

40,104	Herman Miller, Inc.	1,695,597

9,200	HNI Corp.	286,948

5,807	ICF International, Inc.	491,621

11,400	Kelly Services, Inc. – Class A	275,994

9,168	Kforce, Inc.	298,327

21,204	Knoll, Inc.	488,964

14,600	Resources Connection, Inc.	241,630

36,600	Steelcase, Inc. – Class A	568,398

25,500	Waste Management, Inc.	3,043,425

	Total Commercial & Professional Services	11,110,567

	Consumer Durables & Apparel — 3.9%

20,245	Acushnet Holdings Corp.	525,763

5,360	Bassett Furniture Industries, Inc.	65,285

26,499	Callaway Golf Co.	470,622

13,296	Columbia Sportswear Co.	1,247,032

5,530	Culp, Inc.	77,641

6,300	Deckers Outdoor Corp. *	928,935

10,900	Ethan Allen Interiors, Inc.	187,480

3,569	Flexsteel Industries, Inc.	54,035

19,800	G-III Apparel Group Ltd. *	406,098

52,887	Garmin Ltd.	4,313,992

80,500	Hanesbrands, Inc.	1,099,630

5,800	Helen of Troy Ltd. *	890,358

3,260	Johnson Outdoors, Inc. – Class A	182,560

24,490	La-Z-Boy, Inc.	780,496

127,900	NIKE, Inc. – Class B	10,807,550

26,874	VF Corp.	2,202,324

	Total Consumer Durables & Apparel	24,239,801

	Consumer Services — 1.7%

49,800	Aramark	2,034,828

46,684	Bloomin’ Brands, Inc.	842,179

33,400	Career Education Corp. *	685,034

9,900	Darden Restaurants, Inc.	1,197,702

1,848	Graham Holdings Co. – Class B	1,301,103

20,900	K12, Inc. *	550,715

25,700	Laureate Education, Inc. – Class A *	470,310

36,200	Norwegian Cruise Line Holdings Ltd. *	1,837,150

13,839	Regis Corp. *	223,777

17,100	Royal Caribbean Cruises Ltd.	1,783,188

	Total Consumer Services	10,925,986

	Diversified Financials — 3.7%

81,400	Ally Financial, Inc.	2,551,890

40	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Diversified Financials — continued

59,500	American Express Co.	7,162,015

36,214	Ameriprise Financial, Inc.	4,670,882

46,200	Capital One Financial Corp.	4,001,844

16,030	Enova International, Inc. *	383,117

23,300	Federated Investors, Inc. – Class B	746,532

20,500	LPL Financial Holdings, Inc.	1,536,475

45,100	Navient Corp.	574,574

16,300	PennyMac Mortgage Investment Trust (REIT)	354,688

18,600	SEI Investments Co.	1,069,686

	Total Diversified Financials	23,051,703

	Energy — 1.3%

37,100	Archrock, Inc.	360,241

158,800	Marathon Oil Corp.	1,880,192

7,000	Matrix Service Co. *	139,090

42,827	Murphy Oil Corp.	780,736

36,304	Phillips 66	3,580,664

43,200	World Fuel Services Corp.	1,658,880

	Total Energy	8,399,803

	Food, Beverage & Tobacco — 5.9%

98,900	General Mills, Inc.	5,320,820

19,400	Hershey Co. (The)	3,074,512

110,600	Mondelez International, Inc. – Class A	6,107,332

109,800	PepsiCo, Inc.	15,012,954

76,200	Tyson Foods, Inc. – Class A	7,089,648

9,000	Universal Corp.	450,540

	Total Food, Beverage & Tobacco	37,055,806

	Health Care Equipment & Services — 6.1%

25,370	Anthem, Inc.	6,634,762

39,900	Baxter International, Inc.	3,509,205

13,400	HCA Healthcare, Inc.	1,610,680

34,800	Hologic, Inc. *	1,718,076

6,300	Masimo Corp. *	965,475

14,478	McKesson Corp.	2,001,873

118,200	Medtronic Plc	12,752,598

34,200	Stryker Corp.	7,546,572

14,100	Varian Medical Systems, Inc. *	1,493,613

	Total Health Care Equipment & Services	38,232,854

	Household & Personal Products — 4.1%

94,500	Colgate-Palmolive Co.	7,007,175

58,147	Estee Lauder Cos, Inc. (The) – Class A	11,512,524

6,864	Inter Parfums, Inc.	441,287

48,000	Kimberly-Clark Corp.	6,773,280

	Total Household & Personal Products	25,734,266

	Insurance — 4.1%

154,888	Aflac, Inc.	7,772,280

Shares	Description	Value ($)

	Insurance — continued

43,202	Allstate Corp. (The)	4,423,453

23,804	First American Financial Corp.	1,391,344

27,300	Lincoln National Corp.	1,443,624

68,380	Old Republic International Corp.	1,597,357

125,007	Progressive Corp. (The)	9,475,530

	Total Insurance	26,103,588

	Materials — 2.1%

13,449	Avery Dennison Corp.	1,554,301

20,300	Berry Global Group, Inc. *	794,542

14,500	Celanese Corp.	1,643,865

14,900	Domtar Corp.	490,955

10,300	Innospec, Inc.	856,754

42,179	LyondellBasell Industries NV – Class A	3,263,811

10,951	Materion Corp.	644,357

45,800	Owens-Illinois, Inc.	465,786

17,400	PolyOne Corp.	556,974

12,900	Reliance Steel & Aluminum Co.	1,254,267

23,700	Silgan Holdings, Inc.	705,312

8,200	Stepan Co.	782,198

	Total Materials	13,013,122

	Media & Entertainment — 5.3%

1,600	Alphabet, Inc. – Class C *	1,900,960

388,500	Comcast Corp. – Class A	17,195,010

44,160	Gannett Co., Inc.	464,563

111,300	Interpublic Group of Cos., Inc. (The)	2,212,644

37,600	Liberty TripAdvisor Holdings, Inc. – Class A *	328,624

38,700	National CineMedia, Inc.	317,340

114,052	News Corp. – Class A	1,568,215

47,850	News Corp. – Class B	677,556

41,589	Omnicom Group, Inc.	3,163,259

10,682	Scholastic Corp.	374,618

66,385	TEGNA, Inc.	949,969

125,300	Viacom, Inc. – Class B	3,129,994

215,500	Zynga Inc-Class A *	1,230,505

	Total Media & Entertainment	33,513,257

	Pharmaceuticals, Biotechnology & Life Sciences — 10.9%

29,600	Agilent Technologies, Inc.	2,104,856

56,800	Amgen, Inc.	11,849,616

31,100	Biogen, Inc. *	6,834,225

86,900	Bristol-Myers Squibb Co.	4,177,283

34,397	Bruker Corp.	1,484,918

158,900	Gilead Sciences, Inc.	10,096,506

202,731	Merck & Co., Inc.	17,530,150

412,838	Pfizer, Inc.	14,676,391

	Total Pharmaceuticals, Biotechnology & Life Sciences	68,753,945

See accompanying notes to the financial statements.	41

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Real Estate — 2.1%

32,949	CBRE Group, Inc. – Class A *	1,722,244

41,493	CoreCivic, Inc. (REIT)	703,306

27,700	Hospitality Properties Trust (REIT)	668,678

195,981	Host Hotels & Resorts, Inc. (REIT)	3,143,535

6,588	Jones Lang LaSalle, Inc.	883,122

10,700	Lamar Advertising Co. – Class A (REIT)	820,155

56,400	Outfront Media, Inc. (REIT)	1,549,872

32,100	Park Hotels & Resorts, Inc. (REIT)	755,955

53,700	Retail Properties of America, Inc. – Class A (REIT)	610,032

28,300	Spirit Realty Capital, Inc. (REIT)	1,356,702

57,800	Sunstone Hotel Investors, Inc. (REIT)	759,492

27,060	Xenia Hotels & Resorts, Inc. (REIT)	546,883

	Total Real Estate	13,519,976

	Retailing — 7.3%

800	Amazon.com, Inc. *	1,421,032

8,900	Asbury Automotive Group, Inc. *	839,270

3,100	AutoZone, Inc. *	3,415,239

60,640	Best Buy Co., Inc.	3,859,736

24,600	Core-Mark Holding Co., Inc.	796,794

39,400	Designer Brands, Inc. – Class A	649,706

23,600	Dick’s Sporting Goods, Inc.	803,344

242,755	eBay, Inc.	9,780,599

7,200	Expedia Group, Inc.	936,720

10,189	Group 1 Automotive, Inc.	761,322

8,100	Haverty Furniture Cos, Inc.	155,115

40,463	Kohl’s Corp.	1,912,282

249,400	Office Depot, Inc.	324,220

12,800	Penske Automotive Group, Inc.	547,584

84,068	Qurate Retail, Inc. – Series A *	900,368

13,600	Sonic Automotive, Inc. – Class A	365,976

118,500	Target Corp.	12,684,240

70,900	TJX Cos., Inc. (The)	3,897,373

17,600	Tractor Supply Co.	1,793,088

	Total Retailing	45,844,008

	Semiconductors & Semiconductor Equipment — 6.0%

106,400	Applied Materials, Inc.	5,109,328

364,500	Intel Corp.	17,280,945

31,142	KLA Corp.	4,605,902

24,300	Maxim Integrated Products, Inc.	1,325,322

84,400	ON Semiconductor Corp. *	1,502,320

13,300	Rudolph Technologies, Inc. *	292,467

21,800	Skyworks Solutions, Inc.	1,640,886

26,900	Teradyne, Inc.	1,424,893

42,900	Xilinx, Inc.	4,464,174

	Total Semiconductors & Semiconductor Equipment	37,646,237

	Software & Services — 9.3%

33,700	Accenture Plc – Class A	6,678,329

Shares	Description	Value ($)

	Software & Services — continued

4,800	Agilysys, Inc. *	130,800

34,220	Amdocs Ltd.	2,215,403

13,500	Aspen Technology, Inc. *	1,798,200

40,900	Automatic Data Processing, Inc.	6,946,456

29,400	Booz Allen Hamilton Holding Corp.	2,219,994

6,100	CACI International, Inc. – Class A*	1,355,969

79,605	Cadence Design Systems, Inc. *	5,451,350

11,700	CDK Global, Inc.	504,972

14,027	Citrix Systems, Inc.	1,304,231

16,530	CSG Systems International, Inc.	890,636

22,500	Genpact Ltd.	921,600

41,695	Intuit, Inc.	12,023,170

46,953	Microsoft Corp.	6,472,941

15,800	NIC, Inc.	328,956

12,648	Progress Software Corp.	477,842

14,310	Sykes Enterprises, Inc. *	414,990

49,219	Synopsys, Inc. *	6,979,746

60,400	Western Union Co. (The)	1,336,048

	Total Software & Services	58,451,633

	Technology Hardware & Equipment — 8.7%

30,155	Apple, Inc.	6,294,555

15,833	Arrow Electronics, Inc. *	1,095,644

31,100	CDW Corp.	3,592,050

52,900	Ciena Corp. *	2,165,197

126,300	Cisco Systems, Inc.	5,912,103

33,200	CommScope Holding Co., Inc. *	356,568

10,600	Digi International, Inc. *	135,468

482,414	Hewlett Packard Enterprise Co.	6,666,961

442,940	HP, Inc.	8,101,373

18,620	Insight Enterprises, Inc. *	894,877

147,700	Juniper Networks, Inc.	3,420,732

14,600	Keysight Technologies, Inc. *	1,414,156

50,507	Motorola Solutions, Inc.	9,137,221

26,700	Sanmina Corp. *	771,630

23,800	TE Connectivity Ltd.	2,171,036

11,900	Tech Data Corp. *	1,103,487

6,900	Zebra Technologies Corp – Class A *	1,414,707

	Total Technology Hardware & Equipment	54,647,765

	Telecommunication Services — 0.6%

33,700	T-Mobile US, Inc. *	2,630,285

41,271	Telephone & Data Systems, Inc.	1,040,029

	Total Telecommunication Services	3,670,314

	Utilities — 0.2%

38,900	NRG Energy, Inc.	1,415,960

	TOTAL COMMON STOCKS (COST $581,417,739)	618,376,472

42	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.7%

	Affiliated Security — 1.7%

2,172,668	GMO U.S. Treasury Fund	10,863,340

	TOTAL MUTUAL FUNDS (COST $10,863,340)	10,863,340

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

1,094,247	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	1,094,247

	TOTAL SHORT-TERM INVESTMENTS (COST $1,094,247)	1,094,247

	TOTAL INVESTMENTS — 100.3% (Cost $593,375,326)	630,334,059

	Other Assets and Liabilities (net) — (0.3%)	(1,806,339)

	TOTAL NET ASSETS — 100.0%	$628,527,720

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 63	S&P 500 E-mini	September 2019	$9,213,120	$11,384

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	43

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.6%
Mutual Funds	2.0
Short-Term Investments	0.3
Other	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Banks	18.9%
Capital Goods	9.4
Real Estate	8.0
Technology Hardware & Equipment	8.0
Materials	6.7
Commercial & Professional Services	6.4
Diversified Financials	5.8
Retailing	5.1
Software & Services	4.4
Media & Entertainment	4.2
Energy	4.2
Utilities	3.4
Consumer Durables & Apparel	3.2
Consumer Services	3.2
Insurance	1.5
Automobiles & Components	1.4
Semiconductors & Semiconductor Equipment	1.3
Telecommunication Services	1.1
Health Care Equipment & Services	1.0
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Food, Beverage & Tobacco	0.7
Household & Personal Products	0.6
Food & Staples Retailing	0.5
Transportation	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

44

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Automobiles & Components — 1.3%

260,000	Dana, Inc.	3,309,800

14,300	Modine Manufacturing Co. *	146,003

18,000	Standard Motor Products, Inc.	797,580

33,900	Tower International, Inc. *	1,048,527

	Total Automobiles & Components	5,301,910

	Banks — 18.4%

6,300	1st Source Corp.	279,531

98,800	Associated Banc-Corp.	1,900,912

11,200	BancFirst Corp.	602,224

46,200	BancorpSouth Bank	1,274,658

23,700	Banner Corp.	1,277,667

81,200	Brookline Bancorp, Inc.	1,140,048

11,700	Camden National Corp.	485,082

2,600	Century Bancorp, Inc. – Class A	210,600

9,100	Civista Bancshares, Inc.	185,913

1,200	CNB Financial Corp.	31,728

4,900	Community Trust Bancorp, Inc.	190,610

28,500	CVB Financial Corp.	586,245

57,800	Dime Community Bancshares, Inc.	1,146,174

1,200	ESSA Bancorp, Inc.	18,360

135,500	Essent Group Ltd. *	6,571,750

3,400	Farmers National Banc Corp.	45,900

9,200	FB Financial Corp.	330,004

8,500	Federal Agricultural Mortgage Corp. – Class C	699,975

8,900	Financial Institutions, Inc.	258,634

21,000	First Bancorp	739,620

70,600	First Commonwealth Financial Corp.	873,322

7,776	First Community Bankshares, Inc.	247,355

22,300	First Defiance Financial Corp.	583,145

9,100	First Financial Corp.	369,460

1,000	First Financial Northwest, Inc.	13,720

14,000	First of Long Island Corp. (The)	304,640

94,700	Flagstar Bancorp, Inc.	3,442,345

17,600	Flushing Financial Corp.	339,504

321,500	Fulton Financial Corp.	5,127,925

9,400	Great Southern Bancorp, Inc.	529,596

17,900	Hancock Whitney Corp.	628,469

101,400	Hilltop Holdings, Inc.	2,408,250

12,600	HomeTrust Bancshares, Inc.	317,772

31,015	Independent Bank Corp.	602,621

44,800	International Bancshares Corp.	1,594,432

280,600	Investors Bancorp, Inc.	3,114,660

1,700	LCNB Corp.	28,509

4,400	Macatawa Bank Corp.	43,516

7,500	Mercantile Bank Corp.	230,775

46,700	Meridian Bancorp, Inc.	816,316

13,100	MGIC Investment Corp.	165,715

1,400	MutualFirst Financial, Inc.	42,238

Shares	Description	Value ($)

	Banks — continued

22,000	National Bank Holdings Corp. – Class A	718,080

15,000	NBT Bancorp, Inc.	524,550

1,500	Nicolet Bankshares, Inc. *	95,070

4,100	Northrim BanCorp, Inc.	148,420

181,400	Northwest Bancshares, Inc.	2,867,934

110,200	OFG Bancorp	2,261,304

16,100	Old National Bancorp	270,480

5,900	Park National Corp.	531,472

87,100	PennyMac Financial Services, Inc. *	2,577,289

15,900	Peoples Bancorp, Inc.	488,289

22,200	Popular, Inc.	1,167,054

1,800	Premier Financial Bancorp, Inc.	27,900

73,700	Provident Financial Services, Inc.	1,754,797

240,600	Radian Group, Inc.	5,425,530

10,700	Renasant Corp.	350,853

1,639	Republic Bancorp, Inc. – Class A	69,575

43,800	Sandy Spring Bancorp, Inc.	1,466,424

5,200	Sierra Bancorp	128,128

2,700	Territorial Bancorp, Inc.	73,845

600	Timberland Bancorp, Inc.	15,342

26,600	TriCo Bancshares	940,576

34,900	TrustCo Bank Corp.	267,683

41,700	Trustmark Corp.	1,362,756

27,900	UMB Financial Corp.	1,738,728

57,500	United Community Banks, Inc.	1,518,575

26,100	United Community Financial Corp.	251,865

32,300	United Financial Bancorp, Inc.	403,750

20,900	Univest Financial Corp.	528,979

50,400	Walker & Dunlop, Inc.	2,815,344

81,200	Washington Federal, Inc.	2,890,720

22,703	Waterstone Financial, Inc.	376,643

	Total Banks	73,857,875

	Capital Goods — 9.2%

26,000	AAR Corp.	1,116,960

9,800	Alamo Group, Inc.	1,118,964

300	Allied Motion Technologies, Inc.	9,663

51,000	Atkore International Group, Inc. *	1,479,510

83,500	Builders FirstSource, Inc. *	1,624,075

3,800	Columbus McKinnon Corp.	123,006

22,900	Ducommun, Inc. *	943,022

27,800	EMCOR Group, Inc.	2,430,832

10,100	EnPro Industries, Inc.	629,028

82,100	Federal Signal Corp.	2,439,191

17,625	Gorman-Rupp Co. (The)	526,459

55,100	Griffon Corp.	961,495

18,300	Hillenbrand, Inc.	502,152

4,900	Hurco Cos, Inc.	156,359

17,500	Hyster-Yale Materials Handling, Inc.	954,625

44,075	JELD-WEN Holding, Inc. *	760,734

39,100	Kennametal, Inc.	1,168,699

See accompanying notes to the financial statements.	45

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Capital Goods — continued

12,800	Masonite International Corp *	683,392

198,000	Meritor, Inc. *	3,330,360

3,000	Miller Industries, Inc.	93,870

46,800	Moog, Inc. – Class A	3,802,500

24,500	MRC Global, Inc. *	307,965

77,200	Mueller Industries, Inc.	2,034,992

5,500	National Presto Industries, Inc.	471,405

14,300	Navistar International Corp. *	328,900

6,600	Park-Ohio Holdings Corp.	179,454

2,800	Preformed Line Products Co.	143,500

4,400	Quanex Building Products Corp.	75,768

37,543	SPX Corp. *	1,424,757

3,900	Systemax, Inc.	78,273

40,500	Timken Co. (The)	1,627,290

15,600	Triumph Group, Inc.	324,168

1,200	Twin Disc, Inc. *	12,132

55,000	Universal Forest Products, Inc.	2,150,500

22,900	Vectrus, Inc. *	926,534

19,100	Watts Water Technologies, Inc. – Class A	1,750,133

14,200	Wesco Aircraft Holdings, Inc. *	156,200

	Total Capital Goods	36,846,867

	Commercial & Professional Services — 6.2%

164,929	ACCO Brands Corp.	1,528,892

114,800	Brady Corp. – Class A	5,419,708

12,212	CBIZ, Inc. *	272,816

32,600	Deluxe Corp.	1,502,208

31,300	Ennis, Inc.	629,443

9,500	FTI Consulting, Inc. *	1,027,330

99,400	Herman Miller, Inc.	4,202,632

26,600	HNI Corp.	829,654

17,900	ICF International, Inc.	1,515,414

31,200	Kelly Services, Inc. – Class A	755,352

34,900	Kimball International, Inc. – Class B	612,495

67,400	Knoll, Inc.	1,554,244

14,400	McGrath RentCorp	922,032

25,200	Navigant Consulting, Inc.	702,324

164,700	Pitney Bowes, Inc.	586,332

18,700	SP Plus Corp. *	645,337

135,583	Steelcase, Inc. – Class A	2,105,604

	Total Commercial & Professional Services	24,811,817

	Consumer Durables & Apparel — 3.2%

48,700	Acushnet Holdings Corp.	1,264,739

2,900	Bassett Furniture Industries, Inc.	35,322

96,000	Callaway Golf Co.	1,704,960

5,400	Clarus Corp.	59,454

1,200	Escalade, Inc.	12,396

87,700	Ethan Allen Interiors, Inc.	1,508,440

57,900	G-III Apparel Group Ltd. *	1,187,529

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

14,100	Hooker Furniture Corp.	251,826

16,500	Johnson Outdoors, Inc. – Class A	924,000

69,300	La-Z-Boy, Inc.	2,208,591

48,200	M/I Homes, Inc. *	1,741,948

45,000	Movado Group, Inc.	968,400

10,300	Rocky Brands, Inc.	300,142

12,000	Vera Bradley, Inc. *	127,080

56,000	ZAGG, Inc. *	358,960

	Total Consumer Durables & Apparel	12,653,787

	Consumer Services — 3.1%

1,300	American Public Education, Inc. *	31,499

158,600	Bloomin’ Brands, Inc.	2,861,144

85,700	Brinker International, Inc.	3,256,600

17,700	Carriage Services, Inc.	376,479

85,124	K12, Inc. *	2,243,017

139,500	Laureate Education, Inc. – Class A *	2,552,850

68,300	Regis Corp. *	1,104,411

	Total Consumer Services	12,426,000

	Diversified Financials — 5.7%

72,600	AG Mortgage Investment Trust, Inc. (REIT)	1,088,274

37,300	Ares Commercial Real Estate Corp. (REIT)	559,127

42,100	Artisan Partners Asset Management, Inc. – Class A	1,121,544

39,800	Donnelley Financial Solutions, Inc. *	423,074

41,566	Dynex Capital, Inc. (REIT)	586,912

42,600	Ellington Financial, Inc.	744,222

97,117	Enova International, Inc. *	2,321,096

23,800	Federated Investors, Inc. – Class B	762,552

21,600	INTL. FCStone, Inc. *	846,936

323,500	Invesco Mortgage Capital, Inc. (REIT)	4,862,205

29,900	Legg Mason, Inc.	1,100,021

12,600	Oppenheimer Holdings, Inc. – Class A	349,776

248,700	PennyMac Mortgage Investment Trust (REIT)	5,411,712

16,400	Piper Jaffray Cos.	1,193,264

8,200	Regional Management Corp. *	211,150

86,600	Western Asset Mortgage Capital Corp. (REIT)	814,040

9,600	Westwood Holdings Group, Inc.	263,520

	Total Diversified Financials	22,659,425

	Energy — 4.1%

212,879	Archrock, Inc.	2,067,055

20,800	Bonanza Creek Energy, Inc. *	469,248

84,500	California Resources Corp. *	827,255

22,900	Contura Energy, Inc. *	659,520

2,000	Dril-Quip, Inc. *	91,700

37,700	Evolution Petroleum Corp.	223,184

16,900	Geospace Technologies Corp. *	206,856

77,700	Helix Energy Solutions Group, Inc. *	562,548

331,200	Laredo Petroleum, Inc. *	821,376

46	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Energy — continued

28,380	Matrix Service Co. *	563,911

8,300	Par Pacific Holdings, Inc. *	180,442

85,700	ProPetro Holding Corp. *	912,705

43,147	Renewable Energy Group, Inc. *	525,099

8,100	REX American Resources Corp. *	556,308

2,600	SEACOR Holdings, Inc. *	122,122

547,600	W&T Offshore, Inc. *	2,398,488

136,300	World Fuel Services Corp.	5,233,920

	Total Energy	16,421,737

	Food & Staples Retailing — 0.5%

19,200	Ingles Markets, Inc. – Class A	746,496

8,000	Village Super Market, Inc. – Class A	199,760

25,900	Weis Markets, Inc.	990,157

	Total Food & Staples Retailing	1,936,413

	Food, Beverage & Tobacco — 0.7%

5,416	Seneca Foods Corp. – Class A *	148,832

4,400	Simply Good Foods Co. (The) *	130,372

50,200	Universal Corp.	2,513,012

	Total Food, Beverage & Tobacco	2,792,216

	Health Care Equipment & Services — 1.0%

37,000	Computer Programs & Systems, Inc.	782,550

8,900	FONAR Corp. *	214,490

12,600	HealthStream, Inc. *	318,402

9,300	Integer Holdings Corp. *	673,320

47,000	Lantheus Holdings, Inc. *	1,022,720

47,800	RTI Surgical Holdings, Inc. *	152,004

2,943	Triple-S Management Corp. – Class B *	60,390

26,800	Varex Imaging Corp. *	706,180

	Total Health Care Equipment & Services	3,930,056

	Household & Personal Products — 0.6%

6,900	Central Garden & Pet Co. *	182,298

32,700	Inter Parfums, Inc.	2,102,283

	Total Household & Personal Products	2,284,581

	Insurance — 1.4%

28,900	Argo Group International Holdings Ltd.	1,899,308

27,800	Employers Holdings, Inc.	1,199,014

11,600	FedNat Holding Co.	141,868

77,200	National General Holdings Corp.	1,820,376

2,700	Safety Insurance Group, Inc.	260,388

14,700	State Auto Financial Corp.	469,959

	Total Insurance	5,790,913

	Materials — 6.6%

28,600	American Vanguard Corp.	405,262

24,600	Boise Cascade Co.	772,440

Shares	Description	Value ($)

	Materials — continued

49,800	Carpenter Technology Corp.	2,422,272

31,100	FutureFuel Corp.	335,258

32,100	Greif, Inc. – Class A	1,129,599

4,200	Innophos Holdings, Inc.	117,978

35,400	Innospec, Inc.	2,944,572

11,900	Kaiser Aluminum Corp.	1,052,317

10,000	Koppers Holdings, Inc. *	265,100

24,100	Kraton Corp. *	661,304

38,300	Materion Corp.	2,253,572

23,500	Minerals Technologies, Inc.	1,132,700

95,300	Owens-Illinois, Inc.	969,201

9,100	PolyOne Corp.	291,291

10,700	Ryerson Holding Corp. *	73,509

34,200	Schweitzer-Mauduit International, Inc.	1,147,068

86,300	Silgan Holdings, Inc.	2,568,288

22,329	Stepan Co.	2,129,963

34,400	Tredegar Corp.	594,776

47,200	Verso Corp. – Class A *	481,912

146,800	Warrior Met Coal, Inc.	3,068,120

44,300	Worthington Industries, Inc.	1,537,210

	Total Materials	26,353,712

	Media & Entertainment — 4.1%

22,500	AMC Networks, Inc. – Class A *	1,091,250

102,700	DHI Group, Inc. *	372,801

349,200	Gannett Co., Inc.	3,673,584

51,200	Liberty TripAdvisor Holdings, Inc. – Class A *	447,488

71,900	Marchex, Inc. – Class B *	244,460

80,200	Marcus Corp. (The)	2,691,512

103,300	National CineMedia, Inc.	847,060

38,600	Scholastic Corp.	1,353,702

382,900	TEGNA, Inc.	5,479,299

44,100	Tribune Publishing Co.	337,365

	Total Media & Entertainment	16,538,521

	Pharmaceuticals, Biotechnology & Life Sciences — 0.9%

72,700	Achillion Pharmaceuticals, Inc. *	316,245

54,700	BioDelivery Sciences International, Inc. *	234,663

111,900	Mallinckrodt Plc *	289,821

34,000	Myriad Genetics, Inc. *	800,020

65,100	Prestige Consumer Healthcare, Inc. *	2,075,388

7,800	Protagonist Therapeutics, Inc. *	101,634

	Total Pharmaceuticals, Biotechnology & Life Sciences	3,817,771

	Real Estate — 7.8%

87,200	Apple Hospitality REIT, Inc.	1,389,096

54,900	CareTrust REIT, Inc.	1,306,071

57,200	Chatham Lodging Trust (REIT)	948,948

249,200	CoreCivic, Inc. (REIT)	4,223,940

See accompanying notes to the financial statements.	47

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Real Estate — continued

137,900	CorePoint Lodging, Inc. (REIT)	1,254,890

51,900	Cushman & Wakefield Plc *	873,996

116,900	DiamondRock Hospitality Co. (REIT)	1,107,043

29,500	GEO Group, Inc. (The) (REIT)	506,220

39,400	Hersha Hospitality Trust (REIT)	547,660

138,600	iStar, Inc. (REIT)	1,774,080

245,900	Newmark Group, Inc. – Class A	2,134,412

25,200	Office Properties Income Trust (REIT)	683,172

35,600	Piedmont Office Realty Trust, Inc. – Class A (REIT)	702,744

41,800	Realogy Holdings Corp.	199,804

107,800	Retail Properties of America, Inc. – Class A (REIT)	1,224,608

207,000	Summit Hotel Properties, Inc. (REIT)	2,310,120

551,400	Sunstone Hotel Investors, Inc. (REIT)	7,245,396

145,800	Xenia Hotels & Resorts, Inc. (REIT)	2,946,618

	Total Real Estate	31,378,818

	Retailing — 5.0%

24,200	1-800-Flowers.com, Inc. – Class A *	356,224

217,400	Abercrombie & Fitch Co. – Class A	3,178,388

126,200	American Eagle Outfitters, Inc.	2,122,684

5,700	Asbury Automotive Group, Inc. *	537,510

23,800	Container Store Group, Inc. (The) *	106,624

58,500	Core-Mark Holding Co., Inc.	1,894,815

27,000	Designer Brands, Inc. – Class A	445,230

47,200	Group 1 Automotive, Inc.	3,526,784

58,513	Haverty Furniture Cos, Inc.	1,120,524

69,900	Michaels Cos., Inc. (The) *	396,333

23,100	Rent-A-Center, Inc. *	589,743

15,800	Sally Beauty Holdings, Inc. *	193,234

66,900	Shoe Carnival, Inc.	2,056,506

2,600	Sleep Number Corp. *	108,784

67,000	Sonic Automotive, Inc. – Class A	1,802,970

2,400	Weyco Group, Inc.	58,872

53,100	Zumiez, Inc. *	1,379,538

	Total Retailing	19,874,763

	Semiconductors & Semiconductor Equipment — 1.3%

22,300	Alpha & Omega Semiconductor Ltd. *	262,694

41,000	Cirrus Logic, Inc. *	2,199,240

44,800	DSP Group, Inc. *	620,032

23,500	Nanometrics, Inc. *	641,315

83,600	Rambus, Inc. *	1,048,344

5,100	Rudolph Technologies, Inc. *	112,149

8,200	Xperi Corp.	150,224

	Total Semiconductors & Semiconductor Equipment	5,033,998

	Software & Services — 4.3%

183,100	Avaya Holdings Corp. *	2,585,372

9,200	ChannelAdvisor Corp. *	79,120

13,300	Conduent, Inc. *	86,583

Shares	Description	Value ($)

	Software & Services — continued

49,600	CSG Systems International, Inc.	2,672,448

34,400	Hackett Group, Inc. (The)	554,872

12,800	ManTech International Corp. – Class A	899,584

1,900	MicroStrategy, Inc. – Class A *	272,251

50,800	Monotype Imaging Holdings, Inc. *	1,003,300

43,600	NIC, Inc.	907,752

93,600	Perspecta, Inc.	2,428,920

49,400	Sykes Enterprises, Inc. *	1,432,600

39,500	Telenav, Inc. *	447,140

183,500	Unisys Corp. *	1,200,090

52,500	Verint Systems, Inc. *	2,797,725

	Total Software & Services	17,367,757

	Technology Hardware & Equipment — 7.8%

119,046	ADTRAN, Inc.	1,222,602

88,700	AVX Corp.	1,201,885

23,600	Belden, Inc.	1,076,396

118,100	Benchmark Electronics, Inc.	3,127,288

38,200	Ciena Corp. *	1,563,526

45,700	Comtech Telecommunications Corp.	1,222,475

30,600	CTS Corp.	873,018

47,800	Digi International, Inc. *	610,884

16,500	Fabrinet *	833,085

72,000	Insight Enterprises, Inc. *	3,460,320

22,600	Kimball Electronics, Inc. *	298,546

13,800	Knowles Corp. *	279,864

54,600	Methode Electronics, Inc.	1,733,004

28,900	MTS Systems Corp.	1,643,543

14,800	NetScout Systems, Inc. *	327,820

21,200	PC Connection, Inc.	746,876

27,800	Plexus Corp. *	1,590,438

160,200	Sanmina Corp. *	4,629,780

47,000	Tech Data Corp. *	4,358,310

6,100	Vishay Intertechnology, Inc.	96,563

9,626	Vishay Precision Group, Inc. *	300,813

	Total Technology Hardware & Equipment	31,197,036

	Telecommunication Services — 1.1%

8,600	IDT Corp. – Class B *	75,852

101,388	Spok Holdings, Inc.	1,191,309

123,000	Telephone & Data Systems, Inc.	3,099,600

	Total Telecommunication Services	4,366,761

	Transportation — 0.0%

6,100	Radiant Logistics, Inc. *	29,768

	Utilities — 3.3%

10,900	Avista Corp.	511,210

56,100	Genie Energy Ltd. – Class B	401,676

2,300	New Jersey Resources Corp.	105,202

48	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Utilities — continued

21,800	NorthWestern Corp.	1,579,192

14,900	Otter Tail Corp.	754,238

108,800	PNM Resources, Inc.	5,549,888

70,900	Portland General Electric Co.	4,033,501

3,700	Unitil Corp.	223,369

	Total Utilities	13,158,276

	TOTAL COMMON STOCKS (COST $407,415,498)	390,830,778

	MUTUAL FUNDS — 2.0%

	Affiliated Issuers — 2.0%

1,617,598	GMO U.S. Treasury Fund	8,087,993

	TOTAL MUTUAL FUNDS (COST $8,087,993)	8,087,993

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

1,069,490	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	1,069,490

	TOTAL SHORT-TERM INVESTMENTS (COST $1,069,490)	1,069,490

	TOTAL INVESTMENTS — 99.9% (Cost $416,572,981)	399,988,261

	Other Assets and Liabilities (net) — 0.1%	219,489

	TOTAL NET ASSETS — 100.0%	$400,207,750

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	49

GMO Trust Funds

August 31, 2019 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States

Dollar.

The rates shown on variable rate notes are the current interest rates at August 31,

2019, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

50	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$4,368,402	$55,464,804	$135,352,160	$49,405,168

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	108,470,794	967,477,262	2,993,652,442	3,286,704,761

Foreign currency, at value (Note 2)(d)	37,908	494,589	8,573,894	1,379,732

Cash	—	13,834	2,110,831	9

Receivable for investments sold	—	26,965,119	4,372,919	—

Receivable for Fund shares sold	84,512	500,000	203,519	178,961

Dividends and interest receivable	90,384	7,417,580	5,350,665	6,066,598

Dividend withholding tax receivable	21,100	195,840	209,402	2,808,902

Foreign capital gains tax refund receivable (Note 2)	—	—	2,722,627	—

Receivable for variation margin on open futures contracts (Note 4)	—	58,000	—	152,883

Due from broker (Note 2)	—	—	10,000	1,806,354

Receivable for open OTC swap contracts (Note 4)	—	—	2,730,601	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	10,686	22,816	393,179	71,395

Total assets	113,083,786	1,058,609,844	3,155,682,239	3,348,574,763

Liabilities:

Due to broker (Note 2)	—	5,706	—	—

Payable for cash collateral from securities loaned (Note 2)	2,798,261	—	—	—

Payable for investments purchased	6,540	18,098,004	11,892,953	—

Payable for Fund shares repurchased	—	8,407,185	—	—

Accrued foreign capital gains tax payable (Note 2)	—	16,592	—	—

Payable to affiliate for (Note 5):

Management fee	56,117	681,739	1,997,352	1,408,308

Shareholder service fee	14,029	134,160	234,186	279,667

Payable to agents unaffiliated with GMO	36	327	745	834

Payable for variation margin on open futures contracts (Note 4)	—	52,359	—	—

Payable to Trustees and related expenses	83	3,793	6,272	5,580

Accrued expenses	80,804	578,352	1,741,870	683,639

Miscellaneous payable	—	—	920,071	10

Total liabilities	2,955,870	27,978,217	16,793,449	2,378,038

Net assets	$110,127,916	$1,030,631,627	$3,138,888,790	$3,346,196,725

(a) Cost of investments – affiliated issuers:	$4,368,402	$50,932,734	$127,841,733	$49,405,168

(b) Cost of investments – unaffiliated issuers:	$116,451,416	$956,015,591	$2,993,995,479	$3,551,989,468

(c) Includes securities on loan at value (Note 2):	$2,804,594	$—	$—	$—

(d) Cost of foreign currency:	$38,261	$493,321	$8,612,488	$1,385,804

See accompanying notes to the financial statements.	51

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund
Net assets consist of:

Paid-in capital	$119,338,881	$1,118,621,696	$4,554,572,077	$4,631,586,235

Distributable earnings (accumulated loss)	(9,210,965)	(87,990,069)	(1,415,683,287)	(1,285,389,510)

	$110,127,916	$1,030,631,627	$3,138,888,790	$3,346,196,725

Net assets attributable to:

Class II	$—	$379,275,380	$490,500,577	$15,904,387

Class III	$110,127,916	$171,883,138	$241,479,579	$484,193,154

Class IV	$—	$—	$—	$2,846,099,184

Class V	$—	$479,473,109	$—	$—

Class VI	$—	$—	$2,406,908,634	$—

Shares outstanding:

Class II	—	17,699,044	15,794,706	821,556

Class III	5,226,049	8,022,820	7,753,132	24,698,431

Class IV	—	—	—	145,427,656

Class V	—	22,381,736	—	—

Class VI	—	—	78,049,610	—

Net asset value per share:

Class II	$—	$21.43	$31.05	$19.36

Class III	$21.07	$21.42	$31.15	$19.60

Class IV	$—	$—	$—	$19.57

Class V	$—	$21.42	$—	$—

Class VI	$—	$—	$30.84	$—

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Quality Fund	Resources Fund	Risk Premium Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$15,705,319	$19,534,746	$—

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	6,486,018,285	470,324,653	366,541,437

Foreign currency, at value (Note 2)(d)	16	198,021	137

Cash	42	—	87

Receivable for investments sold	15,973,800	—	—

Receivable for Fund shares sold	21,839,771	—	—

Dividends and interest receivable	11,686,943	1,354,837	1,165,716

Dividend withholding tax receivable	3,686,805	66,229	—

Due from broker (Note 2)	—	—	2,314,539

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	83,600	2,608	13,293

Total assets	6,554,994,581	491,481,094	370,035,209

Liabilities:

Payable for cash collateral from securities loaned (Note 2)	—	12,201,045	—

Payable for investments purchased	17,971,300	37	—

Payable for Fund shares repurchased	1,970,562	—	—

Payable to affiliate for (Note 5):

Management fee	1,816,066	204,580	78,058

Shareholder service fee	606,350	48,356	17,317

Payable to agents unaffiliated with GMO	1,584	146	121

Written options outstanding, at value (Note 4)(e)	—	—	3,837,467

Payable to Trustees and related expenses	4,388	233	129

Accrued expenses	686,982	185,867	87,115

Total liabilities	23,057,232	12,640,264	4,020,207

Net assets	$6,531,937,349	$478,840,830	$366,015,002

(a) Cost of investments – affiliated issuers:	$15,705,282	$19,534,746	$—

(b) Cost of investments – unaffiliated issuers:	$4,243,667,300	$474,298,514	$366,410,237

(c) Includes securities on loan at value (Note 2):	$—	$11,820,537	$—

(d) Cost of foreign currency:	$16	$199,080	$138

(e) Premiums on written options:	$—	$—	$7,612,191

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Quality Fund	Resources Fund	Risk Premium Fund
Net assets consist of:

Paid-in capital	$3,970,898,667	$506,240,306	$362,717,384

Distributable earnings (accumulated loss)	2,561,038,682	(27,399,476)	3,297,618

	$6,531,937,349	$478,840,830	$366,015,002

Net assets attributable to:

Class III	$3,221,990,291	$175,204,874	$106,989

Class IV	$1,098,750,049	$303,635,956	$—

Class VI	$2,211,197,009	$—	$365,908,013

Shares outstanding:

Class III	135,506,667	9,578,168	3,909

Class IV	46,125,977	16,647,938	—

Class VI	92,978,383	—	13,292,126

Net asset value per share:

Class III	$23.78	$18.29	$27.37

Class IV	$23.82	$18.24	$—

Class VI	$23.78	$—	$27.53

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$781,700	$10,863,340	$8,087,993

Investments in unaffiliated issuers, at value (Note 2)(b)	42,560,822	619,470,719	391,900,268

Foreign currency, at value (Note 2)(c)	62,098	—	—

Cash	—	7	—

Dividends and interest receivable	80,886	1,176,155	425,266

Dividend withholding tax receivable	33,251	—	—

Receivable for variation margin on open futures contracts (Note 4)	2,100	—	—

Due from broker (Note 2)	30,987	445,965	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	17,465	15,820	315

Total assets	43,569,309	631,972,006	400,413,842

Liabilities:

Payable for investments purchased	—	—	10,993

Payable for Fund shares repurchased	—	3,075,480	—

Accrued foreign capital gains tax payable (Note 2)	981	—	—

Payable for recoupment of past waived and/or reimbursement fees (Note 5)	—	—	16,328

Payable to affiliate for (Note 5):

Management fee	18,248	164,672	104,051

Shareholder service fee	5,474	37,214	18,461

Payable to agents unaffiliated with GMO	13	185	24

Payable for variation margin on open futures contracts (Note 4)	—	5,985	—

Payable to Trustees and related expenses	101	2,403	100

Accrued expenses	162,911	158,347	56,135

Total liabilities	187,728	3,444,286	206,092

Net assets	$43,381,581	$628,527,720	$400,207,750

(a) Cost of investments – affiliated issuers:	$781,690	$10,863,340	$8,087,993

(b) Cost of investments – unaffiliated issuers:	$37,204,628	$582,511,986	$408,484,988

(c) Cost of foreign currency:	$62,691	$—	$—

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Net assets consist of:

Paid-in capital	$44,406,159	$556,698,535	$417,724,799

Distributable earnings (accumulated loss)	(1,024,578)	71,829,185	(17,517,049)

	$43,381,581	$628,527,720	$400,207,750

Net assets attributable to:

Class III	$43,381,581	$96,869,433	$—

Class VI	$—	$531,658,287	$400,207,750

Shares outstanding:

Class III	3,222,965	7,383,717	—

Class VI	—	40,855,188	20,900,375

Net asset value per share:

Class III	$13.46	$13.12	$—

Class VI	$—	$13.01	$19.15

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,770,094	$22,187,899	$111,277,121	$102,981,094

Dividends from affiliated issuers (Note 10)	45,759	498,078	465,323	566,135

Interest	345	223,470	519,928	14,667

Securities lending income from affiliated issuers (net)	104,737	—	—	—

Total investment income	1,920,935	22,909,447	112,262,372	103,561,896

Expenses:

Management fee (Note 5)	341,867	5,290,468	12,504,418	8,996,140

Shareholder service fee – Class II (Note 5)	—	506,478	512,759	19,375

Shareholder service fee – Class III (Note 5)	85,467	135,374	209,833	380,806

Shareholder service fee – Class IV (Note 5)	—	34,765 *	—	1,382,895

Shareholder service fee – Class V (Note 5)	—	299,047	—	—

Shareholder service fee – Class VI (Note 5)	—	—	711,862	—

Audit and tax fees	40,353	66,555	172,074	90,790

Custodian, fund accounting agent and transfer agent fees	28,250	378,221	1,292,831	335,724

Legal fees	4,782	28,288	55,456	58,656

Registration fees	692	4,756	22,268	13,567

Trustees’ fees and related expenses (Note 5)	1,665	19,910	44,318	47,005

Miscellaneous	6,639	13,106	33,303	60,794

Total expenses	509,715	6,776,968	15,559,122	11,385,752

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(69,231)	(105,996)	(2,367,775)	(509,647)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(1,313)	(5,133)	(5,609)	(8,469)

Net expenses	439,171	6,665,839	13,185,738	10,867,636

Net investment income (loss)	1,481,764	16,243,608	99,076,634	92,694,260

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(734,396)	38,532,387	(28,317,637)	(50,396,680)

Investments in affiliated issuers	(5)	(917,557)	(52,686)	—

Futures contracts	—	(825,954)	1,844,511	3,755,822

Swap contracts	—	—	(1,078,986)	—

Forward currency contracts	—	(640,131)	—	—

Foreign currency and foreign currency related transactions	(4,186)	(862,689)	(2,339,822)	(28,344)

Net realized gain (loss)	(738,587)	35,286,056	(29,944,620)	(46,669,202)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(5,845,584)	(27,070,621)	(149,901,684)	(158,405,695)

Investments in affiliated issuers	5	(6,905,013)	(10,395,129)	—

Futures contracts	—	(922,336)	(9,085,668)	(2,348,309)

Swap contracts	—	—	3,630,333	—

Forward currency contracts	—	555,803	—	—

Foreign currency and foreign currency related transactions	(1,529)	(42,448)	(140,919)	(284,980)

Net change in unrealized appreciation (depreciation)	(5,847,108)	(34,384,615)	(165,893,067)	(161,038,984)

Net realized and unrealized gain (loss)	(6,585,695)	901,441	(195,837,687)	(207,708,186)

Net increase (decrease) in net assets resulting from operations	$(5,103,931)	$17,145,049	$(96,761,053)	$(115,013,926)

(a) Withholding tax:	$224,566	$2,586,747	$15,368,165	$11,053,456

(b) Foreign capital gains tax on net realized gain (loss):	$—	$(18,505)	$248,425	$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$16,592	$—	$—

*	For the period June 25, 2019 to August 31, 2019, class IV had no shareholders.

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited) — (Continued)

	Quality Fund	Resources Fund	Risk Premium Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$69,865,456	$12,946,350	$26,346

Dividends from affiliated issuers (Note 10)	187,755	134,716	—

Interest	1,612,760	372	4,914,784

Securities lending income from affiliated issuers (net)	—	254,637	—

Total investment income	71,665,971	13,336,075	4,941,130

Expenses:

Management fee (Note 5)	10,898,651	1,283,738	512,594

Shareholder service fee – Class III (Note 5)	2,388,841	135,826	6,741

Shareholder service fee – Class IV (Note 5)	591,354	166,197	—

Shareholder service fee – Class VI (Note 5)	630,777	—	110,299

Audit and tax fees	57,774	46,338	26,808

Custodian, fund accounting agent and transfer agent fees	426,534	124,259	36,157

Legal fees	100,044	9,682	5,936

Registration fees	13,567	1,615	1,306

Trustees’ fees and related expenses (Note 5)	82,074	7,225	5,885

Miscellaneous	24,801	7,438	8,888

Total expenses	15,214,417	1,782,318	714,614

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(594,420)	—	(78,180)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(2,128)	(3,647)	—

Net expenses	14,617,869	1,778,671	636,434

Net investment income (loss)	57,048,102	11,557,404	4,304,696

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	269,678,761	10,737,645	133,562

Written options	—	—	4,903,173

Foreign currency and foreign currency related transactions	(173,704)	(73,942)	(2,360)

Net realized gain (loss)	269,505,057	10,663,703	5,034,375

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	178,568,010	(73,658,110)	242,821

Written options	—	—	2,227,986

Foreign currency and foreign currency related transactions	4,653	221	(3)

Net change in unrealized appreciation (depreciation)	178,572,663	(73,657,889)	2,470,804

Net realized and unrealized gain (loss)	448,077,720	(62,994,186)	7,505,179

Net increase (decrease) in net assets resulting from operations	$505,125,822	$(51,436,782)	$11,809,875

(a) Withholding tax:	$3,627,184	$1,089,187	$—

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund*
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,314,830	$8,561,324	$1,015,125

Dividends from affiliated issuers (Note 10)	6,970	120,032	9,107

Interest	478	3,302	4,959

Total investment income	1,322,278	8,684,658	1,029,191

Expenses:

Management fee (Note 5)	115,885	1,261,503	169,311

Shareholder service fee – Class III (Note 5)	34,766	93,072	—

Shareholder service fee – Class VI (Note 5)	—	189,689	30,039

Organizational expenses	—	—	33,074

Audit and tax fees	65,851	32,924	14,752

Custodian, fund accounting agent and transfer agent fees	57,017	65,997	11,014

Legal fees	3,674	16,998	1,694

Registration fees	2,013	10,466	3,266

Trustees’ fees and related expenses (Note 5)	576	11,755	476

Miscellaneous	18,002 **	7,033	2,045

Total expenses	297,784	1,689,437	265,671

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(119,035)	(128,999)	(10,299)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(93)	(1,134)	(315)

Net expenses	178,656	1,559,304	255,057

Net investment income (loss)	1,143,622	7,125,354	774,134

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	1,104,035	38,015,762	(1,327,937)

Investments in affiliated issuers	25	—	—

Futures contracts	53,020	921,352	—

Foreign currency and foreign currency related transactions	(4,043)	—	—

Net realized gain (loss)	1,153,037	38,937,114	(1,327,937)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(3,087,902)	(14,014,940)	(16,584,720)

Investments in affiliated issuers	(25)	—	—

Futures contracts	(18,682)	(270,793)	—

Foreign currency and foreign currency related transactions	(4,873)	—	—

Net change in unrealized appreciation (depreciation)	(3,111,482)	(14,285,733)	(16,584,720)

Net realized and unrealized gain (loss)	(1,958,445)	24,651,381	(17,912,657)

Net increase (decrease) in net assets resulting from operations	$(814,823)	$31,776,735	$(17,138,523)

(a) Withholding tax:	$138,935	$3,832	$—

(b) Foreign capital gains tax on net realized gain (loss):	$(1,738)	$—	$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$981	$—	$—

*	Period from July 2, 2019 (commencement of operations) through August 31, 2019.
**	Includes $13,984 of pricing related fees.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,481,764	$1,346,161	$16,243,608	$20,044,450

Net realized gain (loss)	(738,587)	(1,431,314)	35,286,056	(127,744,286)

Change in net unrealized appreciation (depreciation)	(5,847,108)	(3,616,090)	(34,384,615)	(244,700,095)

Net increase (decrease) in net assets from operations	(5,103,931)	(3,701,243)	17,145,049	(352,399,931)

Distributions to shareholders:

Class II	—	—	(4,668,199)	(58,173,249)

Class III	(233,976)	(2,281,150)	(1,946,222)	(16,664,610)

Class IV	—	—	— *	(30,066,257)

Class V	—	—	(8,439,865)	(110,722,387)

Total distributions	(233,976)	(2,281,150)	(15,054,286)	(215,626,503)

Net share transactions (Note 9):

Class II	—	—	(84,573,672)	(74,397,372)

Class III	2,466,092	92,288,039	(3,452,940)	95,093,123

Class IV	—	—	(114,489,235)*	(116,279,994)

Class V	—	—	(281,644,522)	(232,636,815)

Increase (decrease) in net assets resulting from net share transactions	2,466,092	92,288,039	(484,160,369)	(328,221,058)

Purchase premiums and redemption fees (Notes 2 and 9):

Class II	—	—	730,963	1,071,821

Class III	—	—	296,677	288,278

Class IV	—	—	9,845 *	521,236

Class V	—	—	929,440	1,798,611

Increase in net assets resulting from purchase premiums and redemption fees	—	—	1,966,925	3,679,946

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	2,466,092	92,288,039	(482,193,444)	(324,541,112)

Total increase (decrease) in net assets	(2,871,815)	86,305,646	(480,102,681)	(892,567,546)

Net assets:

Beginning of period	112,999,731	26,694,085	1,510,734,308	2,403,301,854

End of period	$110,127,916	$112,999,731	$1,030,631,627	$1,510,734,308

*	For the period June 25, 2019 to August 31, 2019, Class IV had no shareholders.

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		International Equity Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$99,076,634	$127,751,642	$92,694,260	$117,777,794

Net realized gain (loss)	(29,944,620)	24,002,542	(46,669,202)	212,193,225

Change in net unrealized appreciation (depreciation)	(165,893,067)	(592,502,767)	(161,038,984)	(855,916,408)

Net increase (decrease) in net assets from operations	(96,761,053)	(440,748,583)	(115,013,926)	(525,945,389)

Distributions to shareholders:

Class II	(2,390,553)	(10,504,612)	(23,643)	(599,500)

Class III	(1,527,596)	(9,094,066)	(840,905)	(14,500,679)

Class IV	—	(2,729,727)*	(5,449,031)	(110,761,371)

Class V	—	(1,128,252)**	—	—

Class VI	(14,905,221)	(91,069,785)	—	—

Total distributions	(18,823,370)	(114,526,442)	(6,313,579)	(125,861,550)

Net share transactions (Note 9):

Class II	57,192,814	23,280,305	(1,726,880)	(2,297,231)

Class III	(26,809,899)	(72,497,701)	(5,259,644)	95,774,741

Class IV	—	(454,910,684)*	(207,645,986)	(827,198,795)

Class V	—	(140,260,973)**	—	—

Class VI	(192,526,394)	(497,156,348)	—	—

Increase (decrease) in net assets resulting from net share transactions	(162,143,479)	(1,141,545,401)	(214,632,510)	(733,721,285)

Purchase premiums and redemption fees (Notes 2 and 9):

Class II	175,163	946,045	—	—

Class III	108,125	779,646	—	—

Class IV	—	335,561 *	—	—

Class V	—	341,514 **	—	—

Class VI	991,343	7,722,684	—	—

Increase in net assets resulting from purchase premiums and redemption fees	1,274,631	10,125,450	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(160,868,848)	(1,131,419,951)	(214,632,510)	(733,721,285)

Total increase (decrease) in net assets	(276,453,271)	(1,686,694,976)	(335,960,015)	(1,385,528,224)
Net assets:

Beginning of period	3,415,342,061	5,102,037,037	3,682,156,740	5,067,684,964

End of period	$3,138,888,790	$3,415,342,061	$3,346,196,725	$3,682,156,740

*	For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
**	For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resources Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$57,048,102	$103,643,153	$11,557,404	$12,729,959

Net realized gain (loss)	269,505,057	930,959,502	10,663,703	13,387,616

Change in net unrealized appreciation (depreciation)	178,572,663	(562,001,027)	(73,657,889)	(20,698,398)

Net increase (decrease) in net assets from operations	505,125,822	472,601,628	(51,436,782)	5,419,177

Distributions to shareholders:

Class III	(39,611,285)	(530,443,143)	(222,687)	(4,879,976)

Class IV	(13,713,630)	(184,871,739)	(432,337)	(11,890,739)

Class V	—	(19,533,549)*	—	—

Class VI	(29,537,723)	(418,506,416)	—	—

Total distributions	(82,862,638)	(1,153,354,847)	(655,024)	(16,770,715)

Net share transactions (Note 9):

Class III	(44,189,325)	(140,991,013)	24,310,421	116,726,107

Class IV	(112,389,014)	306,012,923	71,045	50,370,121

Class V	—	(146,462,078)*	—	—

Class VI	(165,520,012)	(1,106,099,682)	—	—

Increase (decrease) in net assets resulting from net share transactions	(322,098,351)	(1,087,539,850)	24,381,466	167,096,228

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	25,912	117,010

Class IV	—	—	47,823	382,165

Increase in net assets resulting from purchase premiums and redemption fees	—	—	73,735	499,175

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(322,098,351)	(1,087,539,850)	24,455,201	167,595,403

Total increase (decrease) in net assets	100,164,833	(1,768,293,069)	(27,636,605)	156,243,865
Net assets:

Beginning of period	6,431,772,516	8,200,065,585	506,477,435	350,233,570

End of period	$6,531,937,349	$6,431,772,516	$478,840,830	$506,477,435

*	For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Risk Premium Fund		Tax-Managed International Equities Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$4,304,696	$6,686,064	$1,143,622	$1,254,251

Net realized gain (loss)	5,034,375	(5,493,380)	1,153,037	7,665,771

Change in net unrealized appreciation (depreciation)	2,470,804	1,178,150	(3,111,482)	(15,716,656)

Net increase (decrease) in net assets from operations	11,809,875	2,370,834	(814,823)	(6,796,634)

Distributions to shareholders:

Class III	(48,105)	(206,499)	(295,833)	(2,943,415)

Class VI	(1,757,403)	(5,195,070)	—	—

Total distributions	(1,805,508)	(5,401,569)	(295,833)	(2,943,415)

Net share transactions (Note 9):

Class III	(11,162,170)	8,376,914	(4,246,959)	(10,302,487)

Class VI	(93,362,340)	309,502,515	—	—

Increase (decrease) in net assets resulting from net share transactions	(104,524,510)	317,879,429	(4,246,959)	(10,302,487)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	365	—	—

Class VI	—	14,488	—	—

Increase in net assets resulting from purchase premiums and redemption fees	—	14,853	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(104,524,510)	317,894,282	(4,246,959)	(10,302,487)

Total increase (decrease) in net assets	(94,520,143)	314,863,547	(5,357,615)	(20,042,536)
Net assets:

Beginning of period	460,535,145	145,671,598	48,739,196	68,781,732

End of period	$366,015,002	$460,535,145	$43,381,581	$48,739,196

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund		U.S. Small Cap Value Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Period from July 2, 2019 (commencement of operations) through August 31, 2019 (Unaudited)
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$7,125,354	$17,688,297	$774,134

Net realized gain (loss)	38,937,114	117,016,371	(1,327,937)

Change in net unrealized appreciation (depreciation)	(14,285,733)	(106,845,488)	(16,584,720)

Net increase (decrease) in net assets from operations	31,776,735	27,859,180	(17,138,523)

Distributions to shareholders:

Class III	(3,653,354)	(13,063,087)	—

Class IV	—	(6,281,717)*	—

Class V	—	(6,695,554)**	—

Class VI	(19,784,022)	(143,083,400)	—

Total distributions	(23,437,376)	(169,123,758)	—

Net share transactions (Note 9):

Class III	(34,939,072)	65,735,804	—

Class IV	—	(30,951,432)*	—

Class V	—	(52,152,440)**	—

Class VI	(234,784,449)	(325,171,818)	417,346,273

Increase (decrease) in net assets resulting from net share transactions	(269,723,521)	(342,539,886)	417,346,273

Total increase (decrease) in net assets	(261,384,162)	(483,804,464)	400,207,750
Net assets:

Beginning of period	889,911,882	1,373,716,346	—

End of period	$628,527,720	$889,911,882	$400,207,750

*	For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
**	For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.

64	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019	Period from April 5, 2017 (commencement of operations) through February 28, 2018
Net asset value, beginning of period	$22.04		$23.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.36	0.23
Net realized and unrealized gain (loss)	(1.20)		(1.61)	4.41

Total from investment operations	(0.92)		(1.25)	4.64

Less distributions to shareholders:
From net investment income	(0.05)		(0.26)	(0.22)
From net realized gains	—		(0.26)	(0.61)

Total distributions	(0.05)		(0.52)	(0.83)

Net asset value, end of period	$21.07		$22.04	$23.81

Total Return(b)	(4.21	)%**	(5.22)%	23.28	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110,128		$113,000	$26,694
Net expenses to average daily net assets(c)	0.77	%*	0.75%	0.78	%*
Net investment income (loss) to average daily net assets(a)	2.60	%*	1.61%	1.09	%*
Portfolio turnover rate(d)	40	%**	29%	44	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%(e)*	0.26%	0.73	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the periods ended August 31, 2019, February 28, 2019 and February 28, 2018, including transactions in USTF, was 111%, 121% and 174%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015			2019		2018		2017		2016	2015
Net asset value, beginning of period	$21.61		$28.86		$22.64		$19.36		$23.99	$22.55	$21.60		$28.86		$22.64		$19.35		$23.98	$22.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.24		0.25		0.25		0.34	0.28	0.25		0.26		0.27		0.27		0.36	0.29
Net realized and unrealized gain (loss)	(0.19	)(b)	(4.58)		6.33		3.68		(4.60)	1.55	(0.19	)(b)	(4.59)		6.32		3.68		(4.60)	1.55

Total from investment operations	0.05		(4.34)		6.58		3.93		(4.26)	1.83	0.06		(4.33)		6.59		3.95		(4.24)	1.84

Less distributions to shareholders:
From net investment income	(0.23)		(0.17)		(0.36)		(0.65)		(0.37)	(0.23)	(0.24)		(0.19)		(0.37)		(0.66)		(0.39)	(0.24)
From net realized gains	—		(2.74)		—		—		—	(0.16)	—		(2.74)		—		—		—	(0.16)

Total distributions	(0.23)		(2.91)		(0.36)		(0.65)		(0.37)	(0.39)	(0.24)		(2.93)		(0.37)		(0.66)		(0.39)	(0.40)

Net asset value, end of period	$21.43		$21.61		$28.86		$22.64		$19.36	$23.99	$21.42		$21.60		$28.86		$22.64		$19.35	$23.98

Total Return(c)	0.19	%**	(15.48)%		29.10%		20.62%		(17.91)%	8.18%	0.22	%**	(15.43)%		29.17%		20.73%		(17.86)%	8.23%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$379,275		$467,336		$700,211		$603,565		$556,539	$738,035	$171,883		$176,770		$121,511		$129,068		$242,740	$336,488
Net expenses to average daily net assets(d)	1.03	%*	1.04%		1.06%		1.06%		1.07%	1.07%	0.96	% *	0.97%		0.99%		0.99%		1.00%	1.00%
Net investment income (loss) to average daily net assets(a)	2.21	%*	1.00%		0.96%		1.12%		1.51%	1.21%	2.31	% *	1.11%		1.05%		1.26%		1.61%	1.26%
Portfolio turnover rate	93	%(e)**	238	%(e)	201	%(e)	227	%(e)	250%	204%	93	%(e)**	238	%(e)	201	%(e)	227	%(e)	250%	204%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(f)*	0.01%		0.02%		0.04%		0.04%	0.03%	0.02	%(f)*	0.01%		0.02%		0.05%		0.04%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04		$0.05		$0.03		$0.02		$0.04	$0.03	$0.04		$0.05		$0.02		$0.02		$0.03	$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class V Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015
Net asset value, beginning of period	$21.60		$28.85		$22.62		$19.35		$23.98	$22.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.28		0.29		0.23		0.37	0.31
Net realized and unrealized gain (loss)	(0.20	)(b)	(4.60)		6.33		3.73		(4.59)	1.55

Total from investment operations	0.06		(4.32)		6.62		3.96		(4.22)	1.86

Less distributions to shareholders:
From net investment income	(0.24)		(0.19)		(0.39)		(0.69)		(0.41)	(0.26)
From net realized gains	—		(2.74)		—		—		—	(0.16)

Total distributions	(0.24)		(2.93)		(0.39)		(0.69)		(0.41)	(0.42)

Net asset value, end of period	$21.42		$21.60		$28.85		$22.62		$19.35	$23.98

Total Return(c)	0.24	%**	(15.37)%		29.31%		20.78%		(17.79)%	8.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$479,473		$755,613		$1,280,851		$948,052		$322,379	$255,379
Net expenses to average daily net assets(d)	0.89	%*	0.90%		0.92%		0.93%		0.94%	0.93%
Net investment income (loss) to average daily net assets(a)	2.37	%*	1.19%		1.09%		1.04%		1.65%	1.32%
Portfolio turnover rate	93	%(e)**	238	%(e)	201	%(e)	227	%(e)	250%	204%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(f)*	0.01%		0.02%		0.05%		0.04%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.05		$0.03		$0.03		$0.04	$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017(a)		2016(a)	2015(a)			2019		2018		2017(a)		2016(a)	2015(a)
Net asset value, beginning of period	$32.23		$36.42		$29.98		$22.80		$30.48	$30.60	$32.32		$36.51		$30.05		$22.83		$30.57	$30.69

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.94		1.01		0.75		0.57		0.72	0.84	0.98		1.01		0.72		0.57		0.66	0.81
Net realized and unrealized gain (loss)	(1.95)		(4.22)		6.58		7.22		(7.59)	0.00 (c)	(1.98)		(4.21)		6.64		7.27		(7.56)	0.06

Total from investment operations	(1.01)		(3.21)		7.33		7.79		(6.87)	0.84	(1.00)		(3.20)		7.36		7.84		(6.90)	0.87

Less distributions to shareholders:
From net investment income	(0.17)		(0.98)		(0.89)		(0.61)		(0.81)	(0.96)	(0.17)		(0.99)		(0.90)		(0.62)		(0.84)	(0.99)

Total distributions	(0.17)		(0.98)		(0.89)		(0.61)		(0.81)	(0.96)	(0.17)		(0.99)		(0.90)		(0.62)		(0.84)	(0.99)

Net asset value, end of period	$31.05		$32.23		$36.42		$29.98		$22.80	$30.48	$31.15		$32.32		$36.51		$30.05		$22.83	$30.57

Total Return(d)	(3.17	)%**	(8.57)%		24.66%		34.47%		(22.76)%	2.84%	(3.12	)%**	(8.51)%		24.71%		34.67%		(22.80)%	2.91%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$490,501		$451,720		$479,640		$498,564		$532,366	$1,000,299	$241,480		$277,824		$390,827		$301,786		$189,907	$283,712
Net expenses to average daily net assets(e)	0.93	%*	0.93%		0.96%		1.07%		1.09%	1.07%	0.88	%*	0.88%		0.91%		1.01%		1.04%	1.02%
Net investment income (loss) to average daily net assets(b)	5.78	%*	3.09%		2.25%		2.08%		2.57%	2.66%	5.99	%*	3.08%		2.14%		2.07%		2.45%	2.55%
Portfolio turnover rate	42	%(f)**	98	%(f)	87	%(f)	62	%(f)	104%	94%	42	%(f)**	98	%(f)	87	%(f)	62	%(f)	104%	94%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%(g)*	0.13%		0.13%		0.04%		0.03%	0.03%	0.11	%(g)*	0.11%		0.11%		0.03%		0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.08		$0.11		$0.09	(a)	$0.10 (a)	$0.11 (a)	$0.01		$0.08		$0.11		$0.09	(a)	$0.10 (a)	$0.11 (a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 55%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017(a)		2016(a)	2015(a)
Net asset value, beginning of period	$32.00		$36.16		$29.77		$22.62		$30.30	$30.45

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.96		1.06		0.78		0.63		0.69	0.90
Net realized and unrealized gain (loss)	(1.93)		(4.19)		6.56		7.17		(7.50)	(0.03)

Total from investment operations	(0.97)		(3.13)		7.34		7.80		(6.81)	0.87

Less distributions to shareholders:
From net investment income	(0.19)		(1.03)		(0.95)		(0.65)		(0.87)	(1.02)

Total distributions	(0.19)		(1.03)		(0.95)		(0.65)		(0.87)	(1.02)

Net asset value, end of period	$30.84		$32.00		$36.16		$29.77		$22.62	$30.30

Total Return(c)	(3.07	)%**	(8.39)%		24.90%		34.83%		(22.71)%	2.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,406,909		$2,685,798		$3,575,505		$3,524,022		$3,661,271	$5,194,557
Net expenses to average daily net assets(d)	0.75	%*	0.75%		0.78%		0.89%		0.91%	0.89%
Net investment income (loss) to average daily net assets(b)	5.97	%*	3.25%		2.36%		2.32%		2.61%	2.79%
Portfolio turnover rate	42	%(e)**	98	%(e)	87	%(e)	62	%(e)	104%	94%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%(f)*	0.14%		0.14%		0.06%		0.04%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.08		$0.11		$0.08	(a)	$0.09 (a)	$0.11 (a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 55%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015			2019		2018		2017		2016	2015
Net asset value, beginning of period	$20.08		$23.63		$20.18		$18.17		$23.43	$26.16	$20.33		$23.92		$20.41		$18.38		$23.70	$26.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.51		0.57		0.41		0.70		0.57	0.66	0.52		0.57		0.61		0.63		0.59	0.69
Net realized and unrealized gain (loss)	(1.20)		(3.45)		3.78		2.07		(5.19)	(1.42)	(1.22)		(3.47)		3.64		2.19		(5.25)	(1.45)

Total from investment operations	(0.69)		(2.88)		4.19		2.77		(4.62)	(0.76)	(0.70)		(2.90)		4.25		2.82		(4.66)	(0.76)

Less distributions to shareholders:
From net investment income	(0.03)		(0.67)		(0.74)		(0.76)		(0.64)	(1.07)	(0.03)		(0.69)		(0.74)		(0.79)		(0.66)	(1.08)
From net realized gains	—		—		—		—		—	(0.90)	—		—		—		—		—	(0.90)

Total distributions	(0.03)		(0.67)		(0.74)		(0.76)		(0.64)	(1.97)	(0.03)		(0.69)		(0.74)		(0.79)		(0.66)	(1.98)

Net asset value, end of period	$19.36		$20.08		$23.63		$20.18		$18.17	$23.43	$19.60		$20.33		$23.92		$20.41		$18.38	$23.70

Total Return(b)	(3.45	)%**	(12.07)%		20.85%		15.45%		(19.99)%	(2.55)%	(3.43	)%**	(12.02)%		20.96%		15.53%		(19.95)%	(2.50)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,904		$18,202		$23,736		$10,302		$81,206	$118,737	$484,193		$507,195		$485,782		$731,060		$1,043,305	$1,523,128
Net expenses to average daily net assets(c)	0.73	%*	0.73%		0.72%		0.72%		0.72%	0.72%	0.66	%*	0.66%		0.65%		0.65%		0.65%	0.65%
Net investment income (loss) to average daily net assets(a)	5.09	%*	2.64%		1.77%		3.62%		2.65%	2.63%	5.05	%*	2.64%		2.68%		3.16%		2.70%	2.73%
Portfolio turnover rate	26	%(d)**	41	%(d)	45	%(d)	27	%(d)	75%	70%	26	%(d)**	41	%(d)	45	%(d)	27	%(d)	75%	70%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)*	0.02%		0.04%		0.04%		0.04%	0.04%	0.03	%(e)*	0.02%		0.04%		0.04%		0.04%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 32%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015
Net asset value, beginning of period	$20.29		$23.87		$20.38		$18.36		$23.66	$26.41

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.53		0.63		0.56		0.63		0.62	0.67
Net realized and unrealized gain (loss)	(1.21)		(3.51)		3.69		2.19		(5.25)	(1.42)

Total from investment operations	(0.68)		(2.88)		4.25		2.82		(4.63)	(0.75)

Less distributions to shareholders:
From net investment income	(0.04)		(0.70)		(0.76)		(0.80)		(0.67)	(1.10)
From net realized gains	—		—		—		—		—	(0.90)

Total distributions	(0.04)		(0.70)		(0.76)		(0.80)		(0.67)	(2.00)

Net asset value, end of period	$19.57		$20.29		$23.87		$20.38		$18.36	$23.66

Total Return(b)	(3.38	)%**	(11.95)%		20.98%		15.57%		(19.85)%	(2.47)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,846,099		$3,156,760		$4,558,167		$5,072,024		$7,051,400	$11,374,017
Net expenses to average daily net assets(c)	0.59	%*	0.60%		0.59%		0.59%		0.59%	0.59%
Net investment income (loss) to average daily net assets(a)	5.17	%*	2.89%		2.45%		3.19%		2.80%	2.66%
Portfolio turnover rate	26	%(d)**	41	%(d)	45	%(d)	27	%(d)	75%	70%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)*	0.02%		0.04%		0.04%		0.04%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 32%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015			2019		2018		2017		2016	2015
Net asset value, beginning of period	$22.28		$25.13		$22.05		$18.99		$22.98	$25.08	$22.32		$25.17		$22.08		$19.01		$23.01	$25.10

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.35		0.36		0.35		0.38	0.42	0.21		0.36		0.37		0.36		0.39	0.43
Net realized and unrealized gain (loss)	1.59		1.21		4.70		3.44		(1.04)	2.91	1.59		1.22		4.70		3.45		(1.05)	2.92

Total from investment operations	1.79		1.56		5.06		3.79		(0.66)	3.33	1.80		1.58		5.07		3.81		(0.66)	3.35

Less distributions to shareholders:
From net investment income	(0.05)		(0.39)		(0.41)		(0.35)		(0.42)	(0.49)	(0.06)		(0.41)		(0.41)		(0.36)		(0.43)	(0.50)
From net realized gains	(0.24)		(4.02)		(1.57)		(0.38)		(2.91)	(4.94)	(0.24)		(4.02)		(1.57)		(0.38)		(2.91)	(4.94)

Total distributions	(0.29)		(4.41)		(1.98)		(0.73)		(3.33)	(5.43)	(0.30)		(4.43)		(1.98)		(0.74)		(3.34)	(5.44)

Net asset value, end of period	$23.78		$22.28		$25.13		$22.05		$18.99	$22.98	$23.82		$22.32		$25.17		$22.08		$19.01	$23.01

Total Return(b)	8.05	%**	6.86%		23.32%		20.25%		(2.89)%	14.73%	8.05	%**	6.91%		23.37%		20.33%		(2.88)%	14.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,221,990		$3,065,461		$3,524,103		$3,587,627		$3,968,156	$5,336,063	$1,098,750		$1,139,024		$957,900		$1,222,874		$1,294,033	$2,201,876
Net expenses to average daily net assets(c)	0.48	%*	0.48%		0.48%		0.48%		0.48%	0.48%	0.44	%*	0.44%		0.44%		0.44%		0.44%	0.44%
Net investment income (loss) to average daily net assets(a)	1.68	%*	1.42%		1.48%		1.72%		1.79%	1.71%	1.74	%*	1.46%		1.53%		1.76%		1.83%	1.77%
Portfolio turnover rate	8	%(d)**	18	%(d)	10	%(d)	29	%(d)	37%	60%	8	%(d)**	18	%(d)	10	%(d)	29	%(d)	37%	60%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02%		0.02%		0.02%		0.02%	0.02%	0.02	%(e)*	0.02%		0.02%		0.02%		0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 8%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015
Net asset value, beginning of period	$22.28		$25.13		$22.05		$18.99		$22.99	$25.09

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.38		0.38		0.36		0.40	0.45
Net realized and unrealized gain (loss)	1.59		1.21		4.70		3.46		(1.04)	2.90

Total from investment operations	1.80		1.59		5.08		3.82		(0.64)	3.35

Less distributions to shareholders:
From net investment income	(0.06)		(0.42)		(0.43)		(0.38)		(0.45)	(0.51)
From net realized gains	(0.24)		(4.02)		(1.57)		(0.38)		(2.91)	(4.94)

Total distributions	(0.30)		(4.44)		(2.00)		(0.76)		(3.36)	(5.45)

Net asset value, end of period	$23.78		$22.28		$25.13		$22.05		$18.99	$22.99

Total Return(b)	8.08	%**	6.96%		23.43%		20.39%		(2.83)%	14.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,211,197		$2,227,287		$3,561,976		$3,359,025		$1,732,420	$2,496,930
Net expenses to average daily net assets(c)	0.39	%*	0.39%		0.39%		0.39%		0.39%	0.39%
Net investment income (loss) to average daily net assets(a)	1.78	%*	1.54%		1.57%		1.73%		1.88%	1.83%
Portfolio turnover rate	8	%(d)**	18	%(d)	10	%(d)	29	%(d)	37%	60%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02%		0.02%		0.02%		0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 8%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015			2019		2018		2017		2016	2015
Net asset value, beginning of period	$20.31		$20.88		$17.31		$11.74		$16.33	$21.88	$20.24		$20.81		$17.25		$11.71		$16.28	$21.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.44		0.54		0.33		0.30		0.47	0.87	0.45		0.62		0.38		0.34		0.46	0.75
Net realized and unrealized gain (loss)	(2.44)		(0.37)		4.02		5.75		(4.67)	(3.77)	(2.42)		(0.46)		3.97		5.68		(4.63)	(3.65)

Total from investment operations	(2.00)		0.17		4.35		6.05		(4.20)	(2.90)	(1.97)		0.16		4.35		6.02		(4.17)	(2.90)

Less distributions to shareholders:
From net investment income	(0.02)		(0.74)		(0.78)		(0.48)		(0.39)	(1.03)	(0.03)		(0.73)		(0.79)		(0.48)		(0.40)	(1.06)
From net realized gains	—		—		—		—		—	(1.62)	—		—		—		—		—	(1.62)

Total distributions	(0.02)		(0.74)		(0.78)		(0.48)		(0.39)	(2.65)	(0.03)		(0.73)		(0.79)		(0.48)		(0.40)	(2.68)

Net asset value, end of period	$18.29		$20.31		$20.88		$17.31		$11.74	$16.33	$18.24		$20.24		$20.81		$17.25		$11.71	$16.28

Total Return(b)	(9.84	)%**	0.99%		26.00%		51.75%		(25.76)%	(12.81)%	(9.77	)%**	0.98%		26.12%		51.72%		(25.68)%	(12.82)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175,205		$169,523		$54,037		$22,562		$13,864	$23,734	$303,636		$336,954		$296,196		$190,260		$170,919	$119,308
Net expenses to average daily net assets(c)	0.73	%*	0.74	%(d)	0.76	%(d)	0.77%		0.77%	0.76%	0.68	%*	0.70	%(d)	0.71	%(d)	0.72%		0.72%	0.71%
Net investment income (loss) to average daily net assets(a)	4.44	%*	2.68%		1.77%		1.99%		3.36%	4.01%	4.54	%*	3.06%		2.04%		2.26%		3.31%	3.58%
Portfolio turnover rate	18	%(e)**	35	%(e)	48	%(e)	29	%(e)	130%	126%	18	%(e)**	35	%(e)	48	%(e)	29	%(e)	130%	126%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f)(g)*	—		0.06%		0.10%		0.10%	0.08%	0.00	%(f)(g)*	—		0.06%		0.10%		0.11%	0.09%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)*	$0.02		$0.05		$0.02		$0.03	$0.07	$0.00	(h)*	$0.02		$0.04		$0.02		$0.02	$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 53%, 69%, 85% and 40%, respectively, of the average value of its portfolio.

(f)	Ratio is less than 0.01%.
(g)	Ratio includes indirect fees waived or borne by GMO.
(h)	Ratio is less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares								Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,						Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019	2018	2017(a)	2016(a)	2015(a)				2019	2018	2017(a)	2016(a)	2015(a)
Net asset value, beginning of period	$26.79		$26.74	$29.93	$26.91	$29.73	$31.74		$26.94		$26.88	$30.07	$27.00	$29.82	$31.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.28		0.46	0.10	(0.05)	(0.12)	(0.18)		0.29		0.49	0.14	(0.02)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	0.42		(0.05)	1.78	5.22	(0.30)	1.02		0.43		(0.04)	1.78	5.24	(0.30)	1.02

Total from investment operations	0.70		0.41	1.88	5.17	(0.42)	0.84		0.72		0.45	1.92	5.22	(0.42)	0.87

Less distributions to shareholders:
From net investment income	(0.12)		(0.36)	(0.06)	—	—	—		(0.13)		(0.39)	(0.10)	—	—	—
From net realized gains	—		—	(5.01)	(2.15)	(2.40)	(2.85)		—		—	(5.01)	(2.15)	(2.40)	(2.85)

Total distributions	(0.12)		(0.36)	(5.07)	(2.15)	(2.40)	(2.85)		(0.13)		(0.39)	(5.11)	(2.15)	(2.40)	(2.85)

Net asset value, end of period	$27.37		$26.79	$26.74	$29.93	$26.91	$29.73		$27.53		$26.94	$26.88	$30.07	$27.00	$29.82

Total Return(c)	2.60	%**	1.57%	6.09%	19.50%	(1.66)%	3.19%		2.66	%**	1.69%	6.17%	19.62%	(1.65)%	3.29%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$107		$10,922	$3,434	$5,049	$6,807	$4,832		$365,908		$449,614	$142,238	$155,375	$223,854	$432,465
Net expenses to average daily net assets	0.40	%*	0.50%	0.60%	0.61%	0.60%	0.61	%(d)	0.31	%*	0.40%	0.51%	0.51%	0.51%	0.51	%(d)
Net investment income (loss) to average daily net assets(b)	2.04	%*	1.70%	0.34%	(0.16)%	(0.45)%	(0.58)%		2.10	%*	1.80%	0.47%	(0.07)%	(0.37)%	(0.49)%
Portfolio turnover rate	17	%**	16%	0%	0%	0%	112%		17	%**	16%	0%	0%	0%	112%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.08%	0.06%	0.05%	0.04%		0.04	%*	0.04%	0.08%	0.06%	0.05%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00 (e)	$0.01	$0.02 (a)	$0.08 (a)	$0.14	(a)	$—		$0.00 (e)	$0.01	$0.02 (a)	$0.07 (a)	$0.13	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	75

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015
Net asset value, beginning of period	$13.82		$17.00		$14.28		$12.92		$16.80	$18.03

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.34		0.37		0.38		0.41		0.40	0.47
Net realized and unrealized gain (loss)	(0.61)		(2.63)		2.84		1.50		(3.82)	(1.05)

Total from investment operations	(0.27)		(2.26)		3.22		1.91		(3.42)	(0.58)

Less distributions to shareholders:
From net investment income	(0.09)		(0.39)		(0.50)		(0.55)		(0.46)	(0.65)
From net realized gains	—		(0.53)		—		—		—	—

Total distributions	(0.09)		(0.92)		(0.50)		(0.55)		(0.46)	(0.65)

Net asset value, end of period	$13.46		$13.82		$17.00		$14.28		$12.92	$16.80

Total Return(b)	(1.98	)%**	(13.50)%		22.70%		15.05%		(20.63)%	(3.10)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,382		$48,739		$68,782		$115,733		$215,977	$427,048
Net expenses to average daily net assets(c)	0.77	%*	0.79%		0.70%		0.68%		0.66%	0.66%
Net investment income (loss) to average daily net assets(a)	4.93	%*	2.47%		2.35%		2.95%		2.59%	2.71%
Portfolio turnover rate	31	%(d)**	63	%(d)	43	%(d)	47	%(d)	79%	69%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.51	%(e)*	0.54%		0.34%		0.23%		0.14%	0.12%

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 39%, 117%, 80% and 54%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

76	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016	2015			2019		2018		2017		2016	2015
Net asset value, beginning of period	$13.07		$15.41		$15.14		$13.79		$16.61	$17.27	$12.97		$15.31		$15.06		$13.73		$16.54	$17.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.23		0.27		0.27		0.24	0.28	0.12		0.24		0.29		0.27		0.26	0.30
Net realized and unrealized gain (loss)	0.33		(0.04	) (b)	1.73		2.89		(1.20)	1.66	0.32		(0.04	) (b)	1.71		2.89		(1.19)	1.65

Total from investment operations	0.44		0.19		2.00		3.16		(0.96)	1.94	0.44		0.20		2.00		3.16		(0.93)	1.95

Less distributions to shareholders:
From net investment income	(0.06)		(0.26)		(0.28)		(0.34)		(0.26)	(0.31)	(0.07)		(0.27)		(0.30)		(0.36)		(0.28)	(0.33)
From net realized gains	(0.33)		(2.27)		(1.45)		(1.47)		(1.60)	(2.29)	(0.33)		(2.27)		(1.45)		(1.47)		(1.60)	(2.29)

Total distributions	(0.39)		(2.53)		(1.73)		(1.81)		(1.86)	(2.60)	(0.40)		(2.54)		(1.75)		(1.83)		(1.88)	(2.62)

Net asset value, end of period	$13.12		$13.07		$15.41		$15.14		$13.79	$16.61	$13.01		$12.97		$15.31		$15.06		$13.73	$16.54

Total Return(c)	3.35	%**	1.94%		13.76%		23.59%		(6.17)%	12.18%	3.33	%**	2.05%		13.84%		23.68%		(6.02)%	12.28%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,869		$131,198		$77,297		$109,726		$194,615	$286,934	$531,658		$758,714		$1,200,008		$1,469,935		$3,838,628	$6,031,361
Net expenses to average daily net assets(d)	0.46	%*	0.46%		0.46%		0.46%		0.46%	0.46%	0.37	%*	0.37%		0.37%		0.37%		0.37%	0.37%
Net investment income (loss) to average daily net assets(a)	1.65	%*	1.62%		1.78%		1.80%		1.57%	1.59%	1.77	%*	1.68%		1.88%		1.87%		1.68%	1.70%
Portfolio turnover rate	36	%(e)**	89	%(e)	79	%(e)	66	%(e)	89%	67%	36	%(e)**	89	%(e)	79	%(e)	66	%(e)	89%	67%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(f)*	0.03%		0.02%		0.02%		0.02%	0.02%	0.03	%(f)*	0.03%		0.02%		0.02%		0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 44%, 105%, 100% and 91%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	77

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Period from July 2, 2019 (commencement of operations) through August 31, 2019
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05
Net realized and unrealized gain (loss)	(0.90)

Total from investment operations	(0.85)

Net asset value, end of period	$19.15

Total Return(b)	(4.25	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$400,208
Net expenses to average daily net assets(c)	0.47	%*
Net investment income (loss) to average daily net assets(a)	1.42	%*
Portfolio turnover rate(d)	15	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, including transactions in USTF, was 20%, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

78	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2019 (Unaudited)

1.	Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, International Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (commenced operations on July 2, 2019) (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Domestic Opportunities Fund	Not Applicable	Total Return
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Small Cap Value Fund	Russell 2000 Value Index	Total return in excess of its benchmark

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable,

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2019:

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$904,256	$—	$—		$904,256
Australia	—	1,815,301	0	§	1,815,301
Brazil	—	2,437,687	—		2,437,687
Canada	3,361,813	—	—		3,361,813
China	291,090	3,044,838	—		3,335,928
Denmark	—	3,425,988	—		3,425,988
Finland	—	250,242	—		250,242
France	—	9,549,635	—		9,549,635
Germany	—	4,112,596	—		4,112,596
India	—	145,745	—		145,745
Israel	—	1,616,773	—		1,616,773
Italy	—	3,221,169	—		3,221,169
Japan	—	10,883,827	—		10,883,827
Malaysia	—	180,398	—		180,398
Mexico	1,128,103	—	—		1,128,103
Netherlands	—	889,054	—		889,054
Norway	—	2,698,616	—		2,698,616
Pakistan	—	482,888	—		482,888
Poland	—	1,516,036	—		1,516,036
Portugal	—	1,419,400	—		1,419,400
Russia	—	5,474,053	—		5,474,053
South Africa	—	—	8,588		8,588
South Korea	—	805,696	—		805,696
Spain	—	4,155,412	—		4,155,412
Sweden	—	326,237	—		326,237
Switzerland	—	1,006,340	—		1,006,340
Taiwan	—	699,180	—		699,180
Thailand	—	271,202	—		271,202
Ukraine	—	771,638	—		771,638
United Kingdom	—	4,504,037	—		4,504,037
United States	33,752,075	—	—		33,752,075

TOTAL COMMON STOCKS	39,437,337	65,703,988	8,588		105,149,913

Preferred Stocks
Chile	3,102,176	—	—		3,102,176

TOTAL PREFERRED STOCKS	3,102,176	—	—		3,102,176

Mutual Funds
United States	4,368,402	—	—		4,368,402

TOTAL MUTUAL FUNDS	4,368,402	—	—		4,368,402

Short-Term Investments	218,705	—	—		218,705

Total Investments	47,126,620	65,703,988	8,588		112,839,196

Total	$47,126,620	$65,703,988	$8,588		$112,839,196

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$7,939,246	$—	$7,939,246
Brazil	—	27,387,282	—	27,387,282
China	88,444,049	189,072,263	—	277,516,312
France	—	7,298,513	—	7,298,513
Greece	—	4,123,556	—	4,123,556
Hong Kong	—	14,776,793	—	14,776,793
India	—	43,961,169	—	43,961,169
Indonesia	—	32,771,964	—	32,771,964
Japan	—	4,203,951	—	4,203,951
Mexico	18,835,632	—	—	18,835,632
Peru	5,919,904	—	—	5,919,904
Philippines	—	25,793,338	—	25,793,338
Russia	10,989,280	19,864,789	—	30,854,069
South Africa	—	16,216,257	—	16,216,257
South Korea	—	74,667,386	—	74,667,386
Switzerland	—	43,792,301	—	43,792,301
Taiwan	—	122,380,031	—	122,380,031
Thailand	—	65,112,415	—	65,112,415
Turkey	—	15,819,269	—	15,819,269
United Arab Emirates	—	3,411,514	—	3,411,514
United Kingdom	—	13,286,372	—	13,286,372
Vietnam	—	10,581,447	—	10,581,447

TOTAL COMMON STOCKS	124,188,865	742,459,856	—	866,648,721

Preferred Stocks
Brazil	—	31,159,460	—	31,159,460

TOTAL PREFERRED STOCKS	—	31,159,460	—	31,159,460

Investment Funds
China	—	10,548,337	—	10,548,337
Russia	4,204,914	—	—	4,204,914
Thailand	—	44,420,146	—	44,420,146
United States	15,564,275	—	—	15,564,275

TOTAL INVESTMENT FUNDS	19,769,189	54,968,483	—	74,737,672

Debt Obligations
United States	9,988,371	—	—	9,988,371

TOTAL DEBT OBLIGATIONS	9,988,371	—	—	9,988,371

Mutual Funds
United States	38,328,536	—	—	38,328,536

TOTAL MUTUAL FUNDS	38,328,536	—	—	38,328,536

Short-Term Investments	2,079,306	—	—	2,079,306

Total Investments	194,354,267	828,587,799	—	1,022,942,066

Derivatives^
Futures Contracts
Equity Risk	33,040	35,336	—	68,376

Total	$194,387,307	$828,623,135	$—	$1,023,010,442

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,685,247	$—	$—	$1,685,247
Brazil	—	905,715	—	905,715
Chile	—	662,324	—	662,324
China	109,707,876	975,459,765	679,680	1,085,847,321
Czech Republic	—	2,240,869	—	2,240,869
India	5,219,907	90,049,140	—	95,269,047
Indonesia	—	13,465,532	—	13,465,532
Malaysia	—	414,058	—	414,058
Mexico	13,701,532	—	—	13,701,532
Pakistan	—	9,549,211	—	9,549,211
Peru	2,796,120	—	—	2,796,120
Philippines	—	12,671,121	—	12,671,121
Poland	—	101,351,336	—	101,351,336
Qatar	—	43,928,321	—	43,928,321
Russia	8,009,644	434,767,801	—	442,777,445
South Africa	—	132,726,037	—	132,726,037
South Korea	916,368	63,810,866	—	64,727,234
Sri Lanka	—	581,795	—	581,795
Taiwan	37,403,988	464,840,955	—	502,244,943
Thailand	—	9,631,595	—	9,631,595
Turkey	—	181,193,042	—	181,193,042
United Arab Emirates	—	14,241,467	—	14,241,467
United Kingdom	—	24,428,793	—	24,428,793

TOTAL COMMON STOCKS	179,440,682	2,576,919,743	679,680	2,757,040,105

Preferred Stocks
Brazil	—	506,433	—	506,433
Colombia	1,327,877	—	—	1,327,877
Russia	—	45,648,876	—	45,648,876
South Korea	—	53,244,758	—	53,244,758
Taiwan	—	1,248,915	—	1,248,915

TOTAL PREFERRED STOCKS	1,327,877	100,648,982	—	101,976,859

Investment Funds
Thailand	—	12,452,279	—	12,452,279
United States	132,461,126	—	—	132,461,126

TOTAL INVESTMENT FUNDS	132,461,126	12,452,279	—	144,913,405

Mutual Funds
United States	109,752,820	—	—	109,752,820

TOTAL MUTUAL FUNDS	109,752,820	—	—	109,752,820

Short-Term Investments	15,321,413	—	—	15,321,413

Total Investments	438,303,918	2,690,021,004	679,680	3,129,004,602

Derivatives^
Swap Contracts
Equity Risk	—	2,730,601	—	2,730,601

Total	$438,303,918	$2,692,751,605	$679,680	$3,131,735,203

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$125,861,236	$—		$125,861,236
Austria	—	2,468,574	—		2,468,574
Belgium	—	8,075,698	—		8,075,698
Denmark	—	8,173,924	—		8,173,924
Finland	—	22,608,578	—		22,608,578
France	35,327,457	282,130,007	—		317,457,464
Germany	—	193,099,790	—		193,099,790
Hong Kong	—	58,642,185	—		58,642,185
Ireland	3,116,574	13,595	—		3,130,169
Italy	27,426,123	156,761,327	—		184,187,450
Japan	—	795,977,303	—		795,977,303
Malta	—	—	0	§	0	§
Netherlands	—	214,166,471	—		214,166,471
New Zealand	—	1,530,515	—		1,530,515
Norway	—	80,989,505	—		80,989,505
Portugal	—	41,612,718	—		41,612,718
Singapore	—	53,728,040	—		53,728,040
Spain	—	230,904,724	—		230,904,724
Sweden	—	137,472,981	—		137,472,981
Switzerland	—	194,573,263	—		194,573,263
United Kingdom	27,607,631	574,989,979	—		602,597,610

TOTAL COMMON STOCKS	93,477,785	3,183,780,413	0	§	3,277,258,198

Preferred Stocks
Germany	—	1,016,915	—		1,016,915

TOTAL PREFERRED STOCKS	—	1,016,915	—		1,016,915

Mutual Funds
United States	49,405,168	—	—		49,405,168

TOTAL MUTUAL FUNDS	49,405,168	—	—		49,405,168

Short-Term Investments	8,429,648	—	—		8,429,648

Total Investments	151,312,601	3,184,797,328	—		3,336,109,929

Total	$151,312,601	$3,184,797,328	$0	§	$3,336,109,929

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(311,141)	$—	$—		$(311,141)

Quality Fund
Asset Valuation Inputs
Common Stocks
Germany	$—	$170,793,846	$—		$170,793,846
Switzerland	—	369,800,431	—		369,800,431
Taiwan	—	159,088,558	—		159,088,558
United Kingdom	—	291,272,705	—		291,272,705
United States	5,349,435,975	—	—		5,349,435,975

TOTAL COMMON STOCKS	5,349,435,975	990,955,540	—		6,340,391,515

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Quality Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$120,245,161	$—	$—		$120,245,161

TOTAL DEBT OBLIGATIONS	120,245,161	—	—		120,245,161

Mutual Funds
United States	15,705,319	—	—		15,705,319

TOTAL MUTUAL FUNDS	15,705,319	—	—		15,705,319

Short-Term Investments	25,381,609	—	—		25,381,609

Total Investments	5,510,768,064	990,955,540	—		6,501,723,604

Total	$5,510,768,064	$990,955,540	$—		$6,501,723,604

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,035,456	$—	$—		$4,035,456
Australia	—	18,483,316	—		18,483,316
Austria	—	4,739,251	—		4,739,251
Brazil	—	10,109,562	—		10,109,562
Canada	11,312,895	—	—		11,312,895
China	—	8,137,604	—		8,137,604
Colombia	2,999,548	—	—		2,999,548
Denmark	—	7,714,687	—		7,714,687
Finland	—	582,188	—		582,188
France	—	20,887,071	—		20,887,071
Germany	—	1,617,244	—		1,617,244
Hungary	—	3,813,160	—		3,813,160
India	—	3,719,072	—		3,719,072
Israel	—	12,174,373	—		12,174,373
Italy	—	738,016	—		738,016
Japan	—	15,380,983	—		15,380,983
Mexico	6,284,358	—	—		6,284,358
Norway	—	18,544,483	—		18,544,483
Pakistan	—	2,047,821	—		2,047,821
Poland	—	8,023,834	—		8,023,834
Russia	—	71,686,493	—		71,686,493
Singapore	—	—	0	§	0	§
South Africa	—	5,569,647	—		5,569,647
South Korea	—	4,348,187	—		4,348,187
Spain	—	7,742,196	—		7,742,196
Sweden	—	8,673,276	—		8,673,276
Switzerland	—	1,101,581	—		1,101,581
Thailand	—	10,512,747	—		10,512,747
Turkey	—	2,309,395	—		2,309,395
Ukraine	—	3,035,288	—		3,035,288
United Kingdom	—	66,657,457	—		66,657,457
United States	84,177,123	—	—		84,177,123

TOTAL COMMON STOCKS	108,809,380	318,348,932	0	§	427,158,312

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$22,691,129	$—		$22,691,129
Chile	12,781,064	—	—		12,781,064
Russia	—	5,970,905	—		5,970,905

TOTAL PREFERRED STOCKS	12,781,064	28,662,034	—		41,443,098

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	19,534,746	—	—		19,534,746

TOTAL MUTUAL FUNDS	19,534,746	—	—		19,534,746

Short-Term Investments	1,723,243	—	—		1,723,243

Total Investments	142,848,433	347,010,966	—		489,859,399

Total	$142,848,433	$347,010,966	$0	§	$489,859,399

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$280,819,563	$—	$—		$280,819,563

TOTAL DEBT OBLIGATIONS	280,819,563	—	—		280,819,563

Short-Term Investments	85,721,874	—	—		85,721,874

Total Investments	366,541,437	—	—		366,541,437

Total	$366,541,437	$—	$—		$366,541,437

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(3,313,260)	$(524,207)	$—		$(3,837,467)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,608,112	$—		$1,608,112
Austria	—	31,936	—		31,936
Belgium	—	143,192	—		143,192
Brazil	—	862,098	—		862,098
Canada	987,434	—	—		987,434
China	—	848,398	—		848,398
Denmark	—	79,421	—		79,421
Finland	—	193,547	—		193,547
France	51,540	4,517,096	—		4,568,636
Germany	—	2,094,720	—		2,094,720
Hong Kong	—	582,160	—		582,160
Hungary	—	70,052	—		70,052
India	—	192,145	—		192,145
Ireland	43,706	201,090	—		244,796
Italy	199,728	1,906,029	—		2,105,757

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Japan	$—	$9,072,398	$—		$9,072,398
Malta	—	—	0	§	0	§
Mexico	5,878	—	—		5,878
Netherlands	—	2,530,753	—		2,530,753
Norway	—	384,923	—		384,923
Philippines	—	11,894	—		11,894
Poland	—	11,333	—		11,333
Portugal	—	418,089	—		418,089
Russia	—	521,627	—		521,627
Singapore	—	474,515	—		474,515
South Africa	—	176,528	—		176,528
South Korea	65,700	762,131	—		827,831
Spain	—	2,771,490	—		2,771,490
Sweden	—	1,170,840	—		1,170,840
Switzerland	—	2,376,146	—		2,376,146
Taiwan	—	514,953	—		514,953
Thailand	—	23,060	—		23,060
Turkey	—	45,249	—		45,249
United Kingdom	344,603	5,797,620	—		6,142,223

TOTAL COMMON STOCKS	1,698,589	40,393,545	0	§	42,092,134

Preferred Stocks
Brazil	—	12,569	—		12,569
Germany	—	260,364	—		260,364
South Korea	—	853	—		853
Sweden	—	16,550	—		16,550

TOTAL PREFERRED STOCKS	—	290,336	—		290,336

Mutual Funds
United States	781,700	—	—		781,700

TOTAL MUTUAL FUNDS	781,700	—	—		781,700

Short-Term Investments	178,352	—	—		178,352

Total Investments	2,658,641	40,683,881	0	§	43,342,522

Derivatives^
Futures Contracts
Equity Risk	1,840	—	—		1,840

Total	$2,660,481	$40,683,881	$0	§	$43,344,362

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$618,376,472	$—	$—		$618,376,472
Mutual Funds	10,863,340	—	—		10,863,340
Short-Term Investments	1,094,247	—	—		1,094,247

Total Investments	630,334,059	—	—		630,334,059

Derivatives^
Futures Contracts
Equity Risk	11,384	—	—		11,384

Total	$630,345,443	$—	$—		$630,345,443

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$390,830,778	$—	$—	$390,830,778
Mutual Funds	8,087,993	—	—	8,087,993
Short-Term Investments	1,069,490	—	—	1,069,490

Total Investments	399,988,261	—	—	399,988,261

Total	$399,988,261	$—	$—	$399,988,261

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2019.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At August 31, 2019, there were no material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The following is a reconciliation of material securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2019
Emerging Markets Fund
Common Stocks
China	$678,870	$—	$—	$—	$—	$810	$—	$—	$679,680	$810
Investment Funds
Russia	103,243	—	(99,504)	—	(3,115,188)	3,111,449	—	—	—	—

Total Investments	$782,113	$—	$(99,504)	$—	$(3,115,188)	$3,112,259	$—	$—	$679,680	$810

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash with a value equal to at least 100% of the market value of the loaned securities (marked to market daily). Funds participating in securities lending receive compensation for lending their securities from any net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

Funds that lend their portfolio securities bear the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. Such Funds also bear the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

At August 31, 2019, securities on loan at value and cash collateral from securities on loan are listed below:

Fund Name	Value of securities on loan	Cash collateral
Climate Change Fund	$2,804,594	$2,798,261	*
Resources Fund	$11,820,537	$12,201,045

*

While collateral for securities loans is marked to market daily, there may be instances where, as a result of market movement or other factors, the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day. In such cases, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day.

Information regarding the value of the securities loaned and the value of the collateral at period end is included in the Statements of Assets and Liabilities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2019, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2019, certain Funds elected to defer to March 1, 2019, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Loss Deferral ($)
Climate Change Fund	—	(1,460,363)
Emerging Domestic Opportunities Fund	—	(80,575,286)
Emerging Markets Fund	—	(56,518,273)
International Equity Fund	—	(35,457,172)
Quality Fund	—	—
Resources Fund	(1,257,027)	(1,233,437)
Risk Premium Fund	—	(3,545,447)
Tax-Managed International Equities Fund	—	—
U.S. Equity Fund	—	(9,521,958)
U.S. Small Cap Value Fund	N/A	N/A

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

As of February 28, 2019, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2019, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	—	—
Emerging Domestic Opportunities Fund	(41,196,254)	—
Emerging Markets Fund	(170,411,797)	(1,215,496,916)
International Equity Fund	(733,732,091)	(267,807,873)
Quality Fund	—	—
Resources Fund	(21,563,172)	(11,836,321)
Risk Premium Fund	(1,426,330)	(3,095,485)
Tax-Managed International Equities Fund	(7,785,637)	—
U.S. Equity Fund	—	—
U.S. Small Cap Value Fund	N/A	N/A

As of August 31, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	123,394,915	7,691,466	(18,247,185)	(10,555,719)	—
Emerging Domestic Opportunities Fund	1,027,305,350	44,018,036	(48,381,320)	(4,363,284)	68,376
Emerging Markets Fund	3,157,986,679	258,674,318	(287,656,395)	(28,982,077)	2,730,601
International Equity Fund	3,609,262,683	201,181,329	(474,334,083)	(273,152,754)	(311,141)
Quality Fund	4,261,233,694	2,302,103,474	(61,613,564)	2,240,489,910	—
Resources Fund	502,505,253	57,766,254	(70,412,108)	(12,645,854)	—
Risk Premium Fund	366,410,237	362,128	(230,928)	131,200	3,774,724
Tax-Managed International Equities Fund	38,316,150	6,764,622	(1,738,250)	5,026,372	1,840
U.S. Equity Fund	593,767,400	62,897,890	(26,331,231)	36,566,659	11,384
U.S. Small Cap Value Fund	416,918,945	9,886,779	(26,817,463)	(16,930,684)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions

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with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian and fund accounting agent except for Emerging Markets Fund’s holdings in Indian assets, for which Brown Brothers Harriman & Co. (“BBH”) serves as custodian. Prior to November 3, 2017, BBH served as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Quality Fund, U.S. Equity Fund and Risk Premium Fund. State Street serves as the transfer agent for all Funds. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

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GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2019, the premium on cash purchases and the fee on cash redemptions were as follows:

	Climate Change Fund	Emerging Domestic Opportunities Fund(a)	Emerging Markets Fund(a)	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund(b)	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Purchase Premium	—	0.40%	0.40%	—	—	0.30%	—	—	—	—
Redemption Fee	—	0.40%	0.40%	—	—	0.30%	—	—	—	—

(a)	Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
(b)	Prior to May 18, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.12% of the Fund’s total net assets as of August 31, 2019 and is included within Miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Commodities Risk	X					X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk		X					X
Currency Risk	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income		X					X
Merger Arbitrage Risk	X					X
Non-Diversified Funds	X	X	X		X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

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• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments,

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including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce

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valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including

GMO Trust Funds

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August 31, 2019 (Unaudited)

loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

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Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for

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safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Climate Change Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. Climate Change Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cutbacks on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries have more limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

Because Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

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• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

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• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or

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digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). In March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union, which provided the United Kingdom with two years to negotiate an exit agreement with the European Union, with a deadline of March 29, 2019. On November 25, 2018, European Union leaders approved the terms of the United Kingdom’s withdrawal from the European Union, which the United Kingdom’s Parliament subsequently rejected. The European Union has agreed to delay the United Kingdom’s exit until October 31, 2019. While negotiations continue, it remains unclear whether a negotiated withdrawal agreement can be reached. If the United Kingdom leaves the European Union without finalizing agreements on trade, finance and other key elements, the withdrawal may lead to legal uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which European Union laws to replicate or replace. The potential implications of a “no deal” scenario include a shrinking United Kingdom economy and far-reaching disruptions to world securities markets. Brexit has resulted in volatility in European and global markets and could have a negative long-term effect on financial markets in the United Kingdom and throughout Europe. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic

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sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may

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seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject

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Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

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Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

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August 31, 2019 (Unaudited)

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e. it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar	X
Futures contracts
Adjust exposure to certain securities markets	X	X	X		X	X
Maintain the diversity and liquidity of the portfolio			X		X	X
Options (Written)
Substitute for direct equity investment				X
Swap contracts
Substitute for direct equity investment		X
Achieve returns comparable to holding and lending a direct equity position		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

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These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2019 and the Statements of Operations for the period ended August 31, 2019^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$68,376	$—	$—	$—	$68,376

Total	$—	$68,376	$—	$—	$—	$68,376

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(640,131)	$—	$—	$(640,131)
Futures Contracts	—	(825,954)	—	—	—	(825,954)

Total	$—	$(825,954)	$(640,131)	$—	$—	$(1,466,085)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$555,803	$—	$—	$555,803
Futures Contracts	—	(922,336)	—	—	—	(922,336)

Total	$—	$(922,336)	$555,803	$—	$—	$(366,533)

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Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Markets Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$2,730,601	$—	$—	$—	$2,730,601

Total	$—	$2,730,601	$—	$—	$—	$2,730,601

Net Realized Gain (Loss) on
Futures Contracts	$—	$1,844,511	$—	$—	$—	$1,844,511
Swap Contracts	—	(1,078,986)	—	—	—	(1,078,986)

Total	$—	$765,525	$—	$—	$—	$765,525

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(9,085,668)	$—	$—	$—	$(9,085,668)
Swap Contracts	—	3,630,333	—	—	—	3,630,333

Total	$—	$(5,455,335)	$—	$—	$—	$(5,455,335)

International Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(311,141)	$—	$—	$—	$(311,141)

Total	$—	$(311,141)	$—	$—	$—	$(311,141)

Net Realized Gain (Loss) on
Futures Contracts	$—	$3,755,822	$—	$—	$—	$3,755,822

Total	$—	$3,755,822	$—	$—	$—	$3,755,822

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(2,348,309)	$—	$—	$—	$(2,348,309)

Total	$—	$(2,348,309)	$—	$—	$—	$(2,348,309)

Risk Premium Fund
Liability Derivatives
Written Options, at value	$—	$(3,837,467)	$—	$—	$—	$(3,837,467)

Total	$—	$(3,837,467)	$—	$—	$—	$(3,837,467)

Net Realized Gain (Loss) on
Written Options	$—	$4,903,173	$—	$—	$—	$4,903,173

Total	$—	$4,903,173	$—	$—	$—	$4,903,173

Change in Net Appreciation (Depreciation) on
Written Options	$—	$2,227,986	$—	$—	$—	$2,227,986

Total	$—	$2,227,986	$—	$—	$—	$2,227,986

Tax-Managed International Equities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$1,840	$—	$—	$—	$1,840

Total	$—	$1,840	$—	$—	$—	$1,840

Net Realized Gain (Loss) on
Futures Contracts	$—	$53,020	$—	$—	$—	$53,020

Total	$—	$53,020	$—	$—	$—	$53,020

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(18,682)	$—	$—	$—	$(18,682)

Total	$—	$(18,682)	$—	$—	$—	$(18,682)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
U.S. Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$11,384	$—	$—	$—	$11,384

Total	$—	$11,384	$—	$—	$—	$11,384

Net Realized Gain (Loss) on
Futures Contracts	$—	$921,352	$—	$—	$—	$921,352

Total	$—	$921,352	$—	$—	$—	$921,352

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(270,793)	$—	$—	$—	$(270,793)

Total	$—	$(270,793)	$—	$—	$—	$(270,793)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2019, if any.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2019:

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$2,505,086	$(1,042,950)	$—	$1,462,136
Morgan Stanley & Co. International PLC	225,515	—	—	225,515

Total	$2,730,601	$(1,042,950)	$—	$1,687,651

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$524,207	$(524,207)	$—	$—	*
Morgan Stanley & Co. LLC	3,313,260	(3,313,260)	—	—	*

Total	$3,837,467	$(3,837,467)	$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), and number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2019:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Contracts)	Swap Contracts ($)
Emerging Domestic Opportunities Fund	14,747,841	40,588,934	—	—
Emerging Markets Fund	—	83,932,490	—	26,816,850
International Equity Fund	—	28,630,322	—	—
Risk Premium Fund	—	—	1,948	—
Tax-Managed International Equities Fund	—	342,095	—	—
U.S. Equity Fund	—	6,487,308	—	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Management Fee	0.60%(a)	0.75%	0.75%(b)	0.50%	0.33%	0.50%	0.25%(c)	0.50%	0.31%	0.31%

(a)	Prior to December 31, 2018, GMO voluntarily agreed to reduce its annual management fee by 0.15%.
(b)	GMO has contractually agreed to reduce, through at least June 30, 2020, its annual management fee to an annual rate of 0.65% of the fund’s average daily net asset value.
(c)	Prior to October 1, 2018, the management fee was 0.45%.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III		Class IV		Class V		Class VI		Class R6	Class I
Climate Change Fund		0.15%		0.10%	*	0.085%	*	0.055%	*	0.15%*	0.15%*
Emerging Domestic Opportunities Fund	0.22%	0.15%		0.105%	*	0.085%		0.055%	*
Emerging Markets Fund	0.22%	0.15%		0.105%	*	0.085%	*	0.055%
International Equity Fund	0.22%	0.15%		0.09%						0.22%*	0.22%*
Quality Fund		0.15%		0.105%		0.085%	*	0.055%		0.15%*	0.15%*
Resources Fund		0.15%		0.10%		0.085%	*	0.055%	*
Risk Premium Fund		0.15%		0.10%	*	0.085%	*	0.055%		0.15%*	0.15%*
Tax-Managed International Equities Fund		0.15%								0.15%*	0.15%*
U.S. Equity Fund		0.15%		0.10%	*	0.085%	*	0.055%		0.15%*	0.15%*
U.S. Small Cap Value Fund		0.15%	*	0.10%	*	0.085%	*	0.055%		0.15%*	0.15%*

*	Class is offered but has no shareholders as of August 31, 2019.

For each Fund, other than Climate Change Fund, for the period prior to September 25, 2018, Resources Fund, and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund, for the period prior to September 25, 2018, Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Climate Change Fund, for the period prior to September 25, 2018, Resources Fund and U.S Small Cap Value Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period starting September 25, 2018, GMO has contractually agreed to waive its fees and/or reimburse GMO Climate Change Fund (the “Fund”) to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses),

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap.

For the period ended August 31, 2019, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2019, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2020	Expiring the year ending February 28, 2021	Expiring the year ending February 28, 2022
U.S. Small Cap Value Fund, Class VI	$ —	$ —	$ 10,299

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2020 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments to financial intermediaries that provide sub-transfer agent/recordkeeping services in respect of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments to third parties for sub-transfer agency, recordkeeping and other administrative services provided with respect to investors invested in Class I shares through an account maintained by a third party intermediary. These services are not primarily intended to result in the sale of Fund shares but are intended to provide ongoing services with respect to shareholders investing in Class I shares through a third-party platform or intermediary. The payments are, however, made pursuant to a service plan adopted pursuant to the provisions of Rule 12b-1 under the 1940 Act so as to ensure compliance with relevant regulations in the event payment for those services is nonetheless deemed to constitute the direct or indirect financing of distribution of a Fund’s shares by holders of its Class I shares. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares and may cost holders of those shares more than other types of sales charges.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2019 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Climate Change Fund	1,665	88
Emerging Domestic Opportunities Fund	19,910	2,256
Emerging Markets Fund	44,318	4,806
International Equity Fund	47,005	5,083
Quality Fund	82,074	8,588
Resources Fund	7,225	521
Risk Premium Fund	5,885	432
Tax-Managed International Equities Fund	576	49
U.S. Equity Fund	11,755	1,310
U.S. Small Cap Value Fund	476	46

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the six month period ended August 31, 2019, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2019, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2019 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	135,744,071	—	129,317,641
Emerging Domestic Opportunities Fund	—	1,666,950,629	—	2,124,516,175
Emerging Markets Fund	—	1,797,464,884	—	1,871,486,966
International Equity Fund	—	1,125,700,667	—	1,257,931,447
Quality Fund	29,977,000	478,309,223	10,496,260	929,740,967
Resources Fund	—	318,831,546	—	272,615,047
Risk Premium Fund	62,597,207	—	105,704,716	—
Tax-Managed International Equities Fund	—	17,861,969	—	21,303,186
U.S. Equity Fund	—	352,444,381	—	633,199,515
U.S. Small Cap Value Fund	—	475,197,907	—	58,364,050

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the period ended August 31, 2019. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
U.S. Small Cap Value Fund	62,548,093*	—	—

*	Amount represents the value of a contribution of assets by its sole shareholder to launch U.S. Small Cap Value Fund on July 2, 2019.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2019

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Climate Change Fund	1		15.23%	15.67%	8.60%
Emerging Domestic Opportunities Fund	1		35.43%	1.79%	0.41%
Emerging Markets Fund	3		¥34.42%	0.84%	70.00%
International Equity Fund	4	§	58.65%	0.02%	89.67%
Quality Fund	—		—	0.32%	10.68%
Resources Fund	2	‡	84.91%	4.12%	25.87%
Risk Premium Fund	2	#	94.25%	< 0.01%	99.73%
Tax-Managed International Equities Fund	3		69.58%	0.16%	—
U.S. Equity Fund	4		¥71.01%	< 0.01%	96.08%
U.S. Small Cap Value Fund	4	§	89.59%	—	100.00%

‡	One of the shareholders is another fund managed by GMO.
#	Two of the shareholders are other funds of the Trust.
¥	Three of the shareholders are other funds of the Trust.
§	Four of the shareholders are other funds of the Trust.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares		Amount
Climate Change Fund
Class III:
Shares sold	1,153,726	$25,391,851	3,903,360		$90,089,432
Shares issued to shareholders in reinvestment of distributions	10,064	223,211	103,496		2,222,541
Shares repurchased	(1,064,740)	(23,148,970)	(1,218)		(23,934)

Net increase (decrease)	99,050	$2,466,092	4,005,638		$92,288,039

Emerging Domestic Opportunities Fund
Class II :
Shares sold	359	$8,018	3,204,901		$79,061,263
Shares issued to shareholders in reinvestment of distributions	192,642	4,286,284	2,490,941		56,567,432
Shares repurchased	(4,120,219)	(88,867,974)	(8,330,784)		(210,026,067)
Purchase premiums	—	867	—		38,384
Redemption fees	—	730,096	—		1,033,437

Net increase (decrease)	(3,927,218)	$(83,842,709)	(2,634,942)		$(73,325,551)

Class III:
Shares sold	33,438	$697,184	5,850,770		$140,285,180
Shares issued to shareholders in reinvestment of distributions	61,689	1,371,964	453,611		10,280,699
Shares repurchased	(254,241)	(5,522,088)	(2,332,378)		(55,472,756)
Purchase premiums	—	332	—		10,174
Redemption fees	—	296,345	—		278,104

Net increase (decrease)	(159,114)	$(3,156,263)	3,972,003		$95,381,401

Class IV:‡
Shares issued to shareholders in reinvestment of distributions	—	$—	1,321,813		$30,066,258
Shares repurchased	(5,133,511)	(114,489,235)	(6,601,782)		(146,346,252)
Purchase premiums	—	189	—		16,918
Redemption fees	—	9,656	—		504,318

Net increase (decrease)	(5,133,511)	$(114,479,390)	(5,279,969)		$(115,758,758)

Class V:
Shares sold	471,237	$10,515,020	1,849,860		$42,178,952
Shares issued to shareholders in reinvestment of distributions	379,322	8,436,120	4,876,381		110,661,725
Shares repurchased	(13,446,859)	(300,595,662)	(16,151,988	)(a)	(385,477,492	)(a)
Purchase premiums	—	1,412	—		67,764
Redemption fees	—	928,028	—		1,730,847

Net increase (decrease)	(12,596,300)	$(280,715,082)	(9,425,747)		$(230,838,204)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Emerging Markets Fund
Class II:
Shares sold	2,148,886	$69,300,772	4,401,593	$143,683,129
Shares issued to shareholders in reinvestment of distributions	62,776	2,081,031	291,349	8,605,697
Shares repurchased	(431,499)	(14,188,989)	(3,849,640)	(129,008,521)
Purchase premiums	—	38,748	—	57,830
Redemption fees	—	136,415	—	888,215

Net increase (decrease)	1,780,163	$57,367,977	843,302	$24,226,350

Class III:
Shares sold	256,932	$8,290,998	2,787,118	$91,244,415
Shares issued to shareholders in reinvestment of distributions	15,440	513,369	203,100	6,015,118
Shares repurchased	(1,114,717)	(35,614,266)	(5,098,345)	(169,757,234)
Purchase premiums	—	23,753	—	48,070
Redemption fees	—	84,372	—	731,576

Net increase (decrease)	(842,345)	$(26,701,774)	(2,108,127)	$(71,718,055)

Class IV:‡‡
Shares sold			—	$—
Shares issued to shareholders in reinvestment of distributions			—	—
Shares repurchased			(13,413,860)	(454,910,684)
Purchase premiums			—	29,880
Redemption fees			—	305,681

Net increase (decrease)			(13,413,860)	$(454,575,123)

Class V:‡‡‡
Shares sold			546,340	$18,389,796
Shares issued to shareholders in reinvestment of distributions			37,522	1,128,252
Shares repurchased			(5,323,979)	(159,779,021)
Purchase premiums			—	20,982
Redemption fees			—	320,532

Net increase (decrease)			(4,740,117)	$(139,919,459)

Class VI:
Shares sold	1,333,990	$43,191,378	18,836,288	$615,708,595
Shares issued to shareholders in reinvestment of distributions	448,276	14,752,750	3,073,538	90,223,106
Shares repurchased	(7,670,887)	(250,470,522)	(36,862,271)	(1,203,088,049)
Purchase premiums	—	215,981	—	466,824
Redemption fees	—	775,362	—	7,255,860

Net increase (decrease)	(5,888,621)	$(191,535,051)	(14,952,445)	$(489,433,664)

International Equity Fund
Class II :
Shares sold	—	$—	11,917	$233,788
Shares issued to shareholders in reinvestment of distributions	635	12,948	18,106	351,230
Shares repurchased	(85,648)	(1,739,828)	(128,051)	(2,882,249)

Net increase (decrease)	(85,013)	$(1,726,880)	(98,028)	$(2,297,231)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares		Amount
International Equity Fund (continued)
Class III:
Shares sold	1,102,265	$22,275,946	6,170,386		$129,662,149
Shares issued to shareholders in reinvestment of distributions	40,502	835,954	735,871		14,422,969
Shares repurchased	(1,392,625)	(28,371,544)	(2,267,308)		(48,310,377)

Net increase (decrease)	(249,858)	$(5,259,644)	4,638,949		$95,774,741

Class IV:
Shares sold	3,090,148	$62,733,893	13,045,053		$273,347,845
Shares issued to shareholders in reinvestment of distributions	264,514	5,448,995	5,654,415		110,749,922
Shares repurchased	(13,494,432)	(275,828,874)	(54,064,238	)(b)	(1,211,296,562	)(b)

Net increase (decrease)	(10,139,770)	$(207,645,986)	(35,364,770)		$(827,198,795)

Quality Fund
Class III:
Shares sold	7,843,417	$186,006,948	16,255,202		$379,498,126
Shares issued to shareholders in reinvestment of distributions	1,441,630	34,873,019	21,144,460		470,866,346
Shares repurchased	(11,352,856)	(265,069,292)	(40,046,730)		(991,355,485)

Net increase (decrease)	(2,067,809)	$(44,189,325)	(2,647,068)		$(140,991,013)

Class IV:
Shares sold	—	$—	16,246,296		$396,671,448
Shares issued to shareholders in reinvestment of distributions	565,744	13,713,630	8,375,289		184,871,739
Shares repurchased	(5,470,483)	(126,102,644)	(11,645,987)		(275,530,264)

Net increase (decrease)	(4,904,739)	$(112,389,014)	12,975,598		$306,012,923

Class V: ‡‡‡
Shares sold			239,817		$5,820,347
Shares issued to shareholders in reinvestment of distributions			863,594		19,533,549
Shares repurchased			(7,303,762)		(171,815,974)

Net increase (decrease)			(6,200,351)		$(146,462,078)

Class VI:
Shares sold	2,778,317	$65,247,527	7,869,954		$186,506,908
Shares issued to shareholders in reinvestment of distributions	1,216,900	29,448,984	18,758,196		417,401,151
Shares repurchased	(10,969,504)	(260,216,523)	(68,400,304	)(c)	(1,710,007,741	)(c)

Net increase (decrease)	(6,974,287)	$(165,520,012)	(41,772,154)		$(1,106,099,682)

Resources Fund
Class III:
Shares sold	1,219,142	$24,091,527	5,913,886		$119,547,649
Shares issued to shareholders in reinvestment of distributions	10,751	218,894	247,853		4,777,428
Shares repurchased	—	—	(400,869)		(7,598,970)
Purchase premiums	—	25,494	—		110,295
Redemption fees	—	418	—		6,715

Net increase (decrease)	1,229,893	$24,336,333	5,760,870		$116,843,117

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Resources Fund (continued)
Class IV:
Shares sold	2,800	$57,314	1,874,792	$40,017,125
Shares issued to shareholders in reinvestment of distributions	21,294	432,259	613,109	11,888,579
Shares repurchased	(20,598)	(418,528)	(74,786)	(1,535,583)
Purchase premiums	—	47,078	—	365,656
Redemption fees	—	745	—	16,509

Net increase (decrease)	3,496	$118,868	2,413,115	$50,752,286

Risk Premium Fund
Class III:
Shares sold	—	$—	594,623	$16,138,183
Shares issued to shareholders in reinvestment of distributions	1,727	48,105	7,902	206,499
Shares repurchased	(405,480)	(11,210,275)	(323,281)	(7,967,768)
Purchase premiums	—	—	—	1
Redemption fees	—	—	—	364

Net increase (decrease)	(403,753)	$(11,162,170)	279,244	$8,377,279

Class VI:
Shares sold	23,290	$631,365	16,071,145	$438,504,961
Shares issued to shareholders in reinvestment of distributions	62,720	1,757,403	197,404	5,195,070
Shares repurchased	(3,481,533)	(95,751,108)	(4,871,506)	(134,197,516)
Purchase premiums	—	—	—	27
Redemption fees	—	—	—	14,461

Net increase (decrease)	(3,395,523)	$(93,362,340)	11,397,043	$309,517,003

Tax-Managed International Equities Fund
Class III:
Shares sold	722	$10,000	1,260,151	$15,804,345
Shares issued to shareholders in reinvestment of distributions	10,907	154,451	139,568	2,039,645
Shares repurchased	(314,782)	(4,411,410)	(1,918,780)	(28,146,477)

Net increase (decrease)	(303,153)	$(4,246,959)	(519,061)	$(10,302,487)

U.S. Equity Fund
Class III:
Shares sold	117,928	$1,548,981	4,165,849	$54,818,037
Shares issued to shareholders in reinvestment of distributions	273,271	3,645,440	995,861	13,029,413
Shares repurchased	(3,044,776)	(40,133,493)	(140,451)	(2,111,646)

Net increase (decrease)	(2,653,577)	$(34,939,072)	5,021,259	$65,735,804

Class IV:‡‡
Shares sold			189,947	$2,270,787
Shares issued to shareholders in reinvestment of distributions			480,081	6,281,718
Shares repurchased			(3,005,796)	(39,503,937)

Net increase (decrease)			(2,335,768)	$(30,951,432)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares		Amount
U.S. Equity Fund (continued)
Class V:‡‡‡
Shares sold			292,730		$4,423,147
Shares issued to shareholders in reinvestment of distributions			484,000		6,695,554
Shares repurchased			(4,711,578)		(63,271,141)

Net increase (decrease)			(3,934,848)		$(52,152,440)

Class VI:
Shares sold	85,615	$1,135,872	4,491,218		$59,093,282
Shares issued to shareholders in reinvestment of distributions	1,494,462	19,771,726	10,974,139		143,034,255
Shares repurchased	(19,239,111)	(255,692,047)	(35,344,226	)(d)	(527,299,355	)(d)

Net increase (decrease)	(17,659,034)	$(234,784,449)	(19,878,869)		$(325,171,818)

U.S. Small Cap Value Fund
Class VI:*
Shares sold	21,183,249 (e)	$423,025,578 (e)
Shares repurchased	(282,874)	(5,679,305)

Net increase (decrease)	20,900,375	$417,346,273

*	The period under the heading “Six Months Ended August 31, 2019 (Unaudited)” represents the period from July 2, 2019 (commencement of operations) through August 31, 2019.
‡	For the period June 25, 2019 to August 31, 2019, Class IV had no shareholders.
‡‡	For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
‡‡‡	For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.
(a)	2,739,717 shares and $69,588,804 were redeemed in-kind by affiliates.
(b)	24,923,605 shares and $580,193,344 were redeemed in-kind by affiliates.
(c)	7,279,373 shares and $186,934,301 were redeemed in-kind by affiliates.
(d)	14,819,129 shares and $232,339,705 were redeemed in-kind by affiliates.
(e)	3,127,405 shares and $62,548,093 represented a contribution of assets by its sole shareholder to launch U.S. Small Cap Value Fund on July 2, 2019.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2019 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$4,595,622		$85,216,167	$85,443,387	$45,759	**	$(5)	$5	$4,368,402

Emerging Domestic Opportunities Fund
CMI Ltd	$2,100,445		$—	$474,113	$—		$(903,416)	$(26,673)	$696,243
Gayatri Projects Ltd	23,320,306		—	—	—		—	(6,880,281)	16,440,025
GMO U.S. Treasury Fund	26,772,924		442,995,612	431,440,000	498,078		(1,941)	1,941	38,328,536
iShares MSCI Saudi Arabia ETF	—	#	29,021,458	31,136,038	—		(12,200)	—	—	##

Totals	$52,193,675		$472,017,070	$463,050,151	$498,078		$(917,557)	$(6,905,013)	$55,464,804

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Markets Fund
Anilana Hotels & Properties Ltd	$520,683	$—	$—	$—		$—	$61,112	$581,795
Gayatri Highways Ltd	143,172	—	6,843	—		(52,686)	(14,949)	68,694
Gayatri Projects Ltd	35,390,143	—	—	—		—	(10,441,292)	24,948,851
GMO U.S. Treasury Fund	65,931,221	434,971,599	391,150,000	465,323		—	—	109,752,820

Totals	$101,985,219	$434,971,599	$391,156,843	$465,323		$(52,686)	$(10,395,129)	$135,352,160

International Equity Fund
GMO U.S. Treasury Fund	$64,555,168	$206,850,000	$222,000,000	$566,135		$—	$—	$49,405,168

Quality Fund
GMO U.S. Treasury Fund	$15,705,319	$—	$—	$187,755		$—	$—	$15,705,319

Resources Fund
GMO U.S. Treasury Fund	$5,233,701	$195,489,373	$181,188,328	$134,716	**	$—	$—	$19,534,746

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$846,701	$3,890,000	$3,955,001	$6,970		$25	$(25)	$781,700

U.S. Equity Fund
GMO U.S. Treasury Fund	$21,833,340	$65,840,000	$76,810,000	$120,032		$—	$—	$10,863,340

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$—	$22,398,993	$14,311,000	$9,107		$—	$—	$8,087,993

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through August 31, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2020.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund (see Note 2 and the Statement of Operations). Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $104,737 and $254,637 in Climate Change Fund and Resources Fund, respectively, during the period.

#	Security was not an affiliate at the beginning of the period.
##	No longer an affiliate at period end.

GMO Trust Funds

Board Review of Investment Management Agreement

August 31, 2019 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by the Manager in managing the Fund relative to the risks borne by the Manager in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Domestic Opportunities Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement and sub-advisory agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by the Manager in managing the Fund relative to the risks borne by the Manager in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager. In addition, the Trustees reviewed the fee payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by the Manager out of the Manager’s management fee and not directly by the Fund.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management and sub-advisory agreements and that the fees charged under those agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement and sub-advisory agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by the Manager in managing the Fund relative to the risks borne by the Manager in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager. In addition, the Trustees reviewed the fee payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by the Manager out of the Manager’s management fee and not directly by the Fund.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.
The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management and sub-advisory agreements and that the fees charged under those agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations.    In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by the Manager in managing the Fund relative to the risks borne by the Manager in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by the Manager in managing the Fund relative to the risks borne by the Manager in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Risk Premium Fund

Approval of renewal of management agreement for GMO Risk Premium Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations.    In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the

136

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Small Cap Value Fund

Approval of initial management agreement for GMO U.S. Small Cap Value Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved for an initial two-year term commencing June 6, 2019 the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund. In approving the initial management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At meetings on March 7, 2019 and June 6, 2019, the Trustees discussed materials provided by the Manager for purposes of considering the Manager’s proposal to establish the Fund as a new series of the Trust and a proposed management agreement between the Trust, on behalf of the Fund, and the Manager. During these meetings, the Trustees met with a member of the investment division of the Manager that was expected to be primarily responsible for the investment management of the Fund, as well as a member of the Manager’s Asset Allocation Team, the investment division primarily responsible for the investment management of GMO funds that might in the future invest in the Fund.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees therefore considered the performance of the other GMO funds managed by the investment division that would manage the Fund.

The Trustees considered the Fund’s estimated expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by the Manager to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees to be paid to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by the Manager comparing the management fee to be paid by the Fund to the management fees of two GMO U.S. equity funds that had been liquidated and funds managed by other managers determined by the Manager to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged by the Manager to different share classes of the Fund in light of the services to be provided to each class by the Manager.

The Trustees also considered that the non-investment management services to be provided by the Manager to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services, were the same as the services provided by the Manager under its current management agreements with other GMO funds.

Since the Fund had not yet commenced operations, no information regarding the Manager’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, review information provided to them by the Manager regarding its profits from managing the Trust overall. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” to the Manager that would result from its management of the Fund and the other GMO funds. The Trustees also considered possible alternative fee arrangements. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel, and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the

137

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

Manager would employ in managing the Fund, the Manager’s organization, its reputation, and other matters concerning the business and organization of the Manager and the nature and quality of its services to be provided to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee to be charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

138

GMO Trust Funds

Fund Expenses

August 31, 2019 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2019.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2019 through August 31, 2019.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

Climate Change Fund
Class III	$1,000.00	$957.90	$3.79	$1,000.00	$1,021.27	$3.91	0.77%

Emerging Domestic Opportunities Fund
Class II	$1,000.00	$1,001.90	$5.18	$1,000.00	$1,019.96	$5.23	1.03%
Class III	$1,000.00	$1,002.20	$4.83	$1,000.00	$1,020.31	$4.88	0.96%
Class V	$1,000.00	$1,002.40	$4.48	$1,000.00	$1,020.66	$4.52	0.89%

Emerging Markets Fund
Class II	$1,000.00	$968.30	$4.60	$1,000.00	$1,020.46	$4.72	0.93%
Class III	$1,000.00	$968.80	$4.36	$1,000.00	$1,020.71	$4.47	0.88%
Class VI	$1,000.00	$969.30	$3.71	$1,000.00	$1,021.37	$3.81	0.75%

International Equity Fund
Class II	$1,000.00	$965.50	$3.61	$1,000.00	$1,021.47	$3.71	0.73%
Class III	$1,000.00	$965.70	$3.26	$1,000.00	$1,021.82	$3.35	0.66%
Class IV	$1,000.00	$966.20	$2.92	$1,000.00	$1,022.17	$3.00	0.59%

Quality Fund
Class III	$1,000.00	$1,080.50	$2.51	$1,000.00	$1,022.72	$2.44	0.48%
Class IV	$1,000.00	$1,080.50	$2.30	$1,000.00	$1,022.92	$2.24	0.44%
Class VI	$1,000.00	$1,080.80	$2.04	$1,000.00	$1,023.18	$1.98	0.39%

Resources Fund
Class III	$1,000.00	$901.60	$3.49	$1,000.00	$1,021.47	$3.71	0.73%
Class IV	$1,000.00	$902.30	$3.25	$1,000.00	$1,021.72	$3.46	0.68%

139

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2019 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

Risk Premium Fund
Class III	$1,000.00	$1,026.00	$2.04	$1,000.00	$1,023.13	$2.03	0.40%
Class VI	$1,000.00	$1,026.60	$1.58	$1,000.00	$1,023.58	$1.58	0.31%

Tax-Managed International Equities Fund
Class III	$1,000.00	$980.20	$3.83	$1,000.00	$1,021.27	$3.91	0.77%

U.S. Equity Fund
Class III	$1,000.00	$1,033.50	$2.35	$1,000.00	$1,022.82	$2.34	0.46%
Class VI	$1,000.00	$1,033.30	$1.89	$1,000.00	$1,023.28	$1.88	0.37%

U.S. Small Cap Value Fund
Class VI(a)	$1,000.00	$957.50	$0.75	$1,000.00	$1,022.77	$2.39	0.47%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2019, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

(a)

For the period July 2, 2019 (commencement of operations) through August 31, 2019, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2019, multiplied by the average account value over the period, multiplied by 60 days in the period, divided by 366 days in the year.

140

GMO Trust

Semiannual Report

August 31, 2019

Alpha Only Fund

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at

www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019), which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q or Form N-PORT may be reviewed and copied, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO

Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.4%
Debt Obligations	4.5
Mutual Funds	2.8
Preferred Stocks	0.9
Short-Term Investments	0.3
Forward Currency Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.8)
Other	0.9

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The Fund’s investment program involves having both long and short investment exposures. The exposure the Fund has to future contracts based on notional amounts are (88.0)% of net assets.

^	Rounds to 0.0%.

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.4%

	Australia — 1.1%

18,315	Australian Pharmaceutical Industries Ltd	16,300

1,752	Brickworks Ltd	18,904

3,606	Caltex Australia Ltd	58,135

5,988	Charter Hall Retail (REIT)	17,574

6,861	Dexus (REIT)	59,590

16,888	Fortescue Metals Group Ltd	91,114

3,903	GPT Group (The) (REIT)	16,783

6,743	Mineral Resources Ltd	60,026

72,170	Mirvac Group (REIT)	154,908

321	Rio Tinto Ltd	18,930

6,065	Sandfire Resources NL	25,452

66,702	Scentre Group (REIT)	181,303

16,555	Stockland (REIT)	50,330

10,437	Viva Energy (REIT)	20,734

305	Viva Energy Group Ltd	403

30,915	Whitehaven Coal Ltd	71,398

	Total Australia	861,884

	Austria — 0.0%

351	OMV AG	17,926

121	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,979

	Total Austria	20,905

	Belgium — 0.1%

3,147	AGFA-Gevaert NV *	12,532

143	Barco NV	30,432

	Total Belgium	42,964

	Brazil — 3.1%

24,126	Banco Bradesco SA	176,532

10,500	Banco do Brasil SA	117,247

45,500	Banco Santander Brasil SA	468,075

44,800	Cia de Saneamento Basico do Estado de Sao Paulo	559,324

5,800	Cia de Saneamento de Minas Gerais-COPASA	97,148

85,100	JBS SA	609,120

3,800	Mahle-Metal Leve SA	21,730

32,600	MRV Engenharia e Participacoes SA	155,088

1,500	Porto Seguro SA	20,285

3,500	Qualicorp Consultoria e Corretora de Seguros SA	24,164

7,654	Sul America SA	89,552

1,500	Tupy SA	6,390

	Total Brazil	2,344,655

	Chile — 0.1%

235,503	Enel Americas SA	38,576

1,200	Enel Americas SA ADR	9,816

	Total Chile	48,392

Shares	Description	Value ($)

	China — 10.5%

254,000	Agile Group Holdings Ltd	323,350

1,457,000	Agricultural Bank of China Ltd – Class H	560,146

55,500	Anhui Conch Cement Co Ltd – Class H	311,539

287,000	BAIC Motor Corp Ltd – Class H	161,326

473,000	Bank of China Ltd – Class H	180,862

789,000	Bank of Communications Co Ltd – Class H	515,339

11,000	China Aoyuan Group Ltd	12,908

12,000	China Cinda Asset Management Co Ltd – Class H	2,489

988,000	China CITIC Bank Corp Ltd – Class H	515,873

368,000	China Communications Services Corp Ltd – Class H	205,545

264,000	China Construction Bank Corp – Class H	196,182

141,000	China Everbright Bank Co Ltd – Class H	58,720

44,000	China Lesso Group Holdings Ltd	42,176

26,000	China Lilang Ltd	21,193

260,500	China Minsheng Banking Corp Ltd – Class H	171,163

56,000	China National Building Material Co Ltd – Class H	47,810

658,000	China Petroleum & Chemical Corp – Class H	383,835

62,000	China Pioneer Pharma Holdings Ltd *	4,335

355,000	China Railway Construction Corp Ltd – Class H	382,592

160,000	China Railway Group Ltd – Class H	104,472

195,000	China Resources Pharmaceutical Group Ltd	200,997

86,000	China SCE Group Holdings Ltd	41,682

221,500	China Shenhua Energy Co Ltd – Class H	434,658

49,000	China Shineway Pharmaceutical Group Ltd	45,550

1,208,000	China Telecom Corp Ltd – Class H	539,794

800	China Yuchai International Ltd	10,368

68,000	Dah Chong Hong Holdings Ltd	18,976

146,000	Dongfeng Motor Group Co Ltd – Class H	135,284

172,800	Guangzhou R&F Properties Co Ltd – Class H	277,372

108,000	Haier Electronics Group Co Ltd	281,204

68,000	Kingboard Holdings Ltd	158,787

122,000	Lonking Holdings Ltd	28,991

155,000	People’s Insurance Co Group of China Ltd (The) – Class H	60,559

4,000	Ping An Insurance Group Co of China Ltd – Class H	45,892

50,000	Poly Property Group Co Ltd	17,493

613,000	Postal Savings Bank of China Co Ltd – Class H	368,621

14,000	Powerlong Real Estate Holdings Ltd	8,189

17,000	Road King Infrastructure Ltd	29,826

97,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	184,154

191,500	Shimao Property Holdings Ltd	540,163

220,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	63,356

84,000	Tianneng Power International Ltd	66,189

178,000	Weichai Power Co Ltd – Class H	271,629

	Total China	8,031,589

2	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.0%

1,581	Scandinavian Tobacco Group A/S	18,204

	Finland — 0.2%

4,774	Neste Oyj	150,587

	France — 1.9%

41	BNP Paribas SA	1,848

984	Cie Generale des Etablissements Michelin SCA	103,595

2,360	CNP Assurances	42,872

1,809	Coface SA *	21,365

317	Kaufman & Broad SA	12,086

1,052	Lagardere SCA	22,407

1,173	Metropole Television SA	20,155

1,221	Neopost SA	24,812

755	Nexity SA	35,071

17,477	Peugeot SA	390,736

8,493	Sanofi	729,614

2,268	Television Francaise 1	20,644

	Total France	1,425,205

	Germany — 1.7%

2,301	Allianz SE (Registered)	507,839

511	Bayer AG (Registered)	37,979

4,555	Bayerische Motoren Werke AG	304,640

11,797	Deutsche Lufthansa AG (Registered)	181,831

4,685	Deutsche Pfandbriefbank AG	55,630

1	Deutsche Telekom AG (Registered)	17

1,200	Evonik Industries AG	30,678

20	Hannover Rueck SE	3,186

7	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,676

974	Software AG	26,271

930	Volkswagen AG	152,088

	Total Germany	1,301,835

	Greece — 0.0%

6,562	FF Group * (a)	—

	Hong Kong — 0.3%

12,500	CK Asset Holdings Ltd	84,654

1,000	HKT Trust & HKT Ltd – Class SS	1,562

8,500	Kerry Properties Ltd	28,607

16,000	NWS Holdings Ltd	27,505

4,000	PCCW Ltd	2,166

32,000	SJM Holdings Ltd	30,161

11,000	Wharf Real Estate Investment Co Ltd	59,429

	Total Hong Kong	234,084

	Hungary — 0.0%

26,274	Magyar Telekom Telecommunications Plc	36,884

Shares	Description	Value ($)

	India — 1.8%

4,433	Balrampur Chini Mills Ltd	8,262

25,382	HCL Technologies Ltd	391,428

58,608	Indian Oil Corp Ltd	100,426

24,861	ITC Ltd	85,559

2,167	Karnataka Bank Ltd (The)	2,286

3,129	Larsen & Toubro Infotech Ltd	71,165

11,088	Mphasis Ltd	151,362

1,927	NIIT Technologies Ltd	40,227

4,051	Oil & Natural Gas Corp Ltd	6,878

27,901	PC Jeweller Ltd	13,057

118,408	Power Finance Corp Ltd *	174,759

29,334	PTC India Ltd *	23,144

129,067	REC Ltd	262,121

16,694	Reliance Capital Ltd	8,095

5,060	Reliance Infrastructure Ltd	2,728

3,740	Tech Mahindra Ltd	36,442

2,893	Wipro Ltd	10,301

	Total India	1,388,240

	Indonesia — 0.0%

16,200	Indo Tambangraya Megah Tbk PT	14,813

	Ireland — 0.0%

820	Bank of Ireland Group Plc	3,118

	Israel — 0.2%

1,201	Bank Hapoalim BM *	8,811

9,994	Bank Leumi Le-Israel BM	68,098

912	First International Bank of Israel Ltd *	23,610

2,324	Harel Insurance Investments & Financial Services Ltd	18,084

5,500	Israel Discount Bank Ltd – Class A	22,889

35,794	Oil Refineries Ltd *	17,740

	Total Israel	159,232

	Italy — 1.7%

48,749	A2A SPA	85,948

672	ASTM SPA	20,739

5,347	Enav SPA	30,230

56,941	Enel SPA	413,095

4,467	EXOR NV	303,487

35	Fiat Chrysler Automobiles NV	460

25,328	Iren SPA	68,857

10,300	Mediobanca Banca di Credito Finanziario SPA	102,365

11,363	Poste Italiane SPA	122,536

7,414	Snam SPA	37,600

5,116	Societa Cattolica di Assicurazioni SC	41,729

2,296	Societa Iniziative Autostradali e Servizi SPA	38,596

4,038	Unipol Gruppo SPA	20,388

	Total Italy	1,286,030

See accompanying notes to the financial statements.	3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — 7.0%

2,500	Aisin Seiki Co Ltd	73,977

1,100	Alfresa Holdings Corp	24,880

2,000	Amada Holdings Co Ltd	20,790

25,000	Asahi Kasei Corp	225,852

800	Bandai Namco Holdings Inc	47,006

500	Bridgestone Corp	18,936

500	Dai Nippon Printing Co Ltd	10,808

5,200	Fuji Electric Co Ltd	147,967

3,900	FUJIFILM Holdings Corp	166,804

5,200	Hachijuni Bank Ltd (The)	18,670

400	Hakuhodo DY Holdings Inc	5,898

200	Haseko Corp	2,145

3,600	Hiroshima Bank Ltd (The)	16,409

6,900	Hitachi Ltd	235,375

19,800	Honda Motor Co Ltd	469,157

2,700	Isuzu Motors Ltd	28,997

27,200	ITOCHU Corp	541,894

100	Kaneka Corp	2,993

15,400	KDDI Corp	410,192

500	Kitz Corp	3,228

18,800	Konica Minolta Inc	133,509

1,200	Kurita Water Industries Ltd	31,164

7,800	Marubeni Corp	49,782

8,480	Mebuki Financial Group Inc	18,893

52,200	Mitsubishi Chemical Holdings Corp	357,801

5,600	Mitsubishi Corp	136,198

6,700	Mitsubishi Electric Corp	80,644

5,500	Mitsubishi Tanabe Pharma Corp	60,637

27,200	Mitsubishi UFJ Financial Group Inc	130,920

3,200	Mitsubishi UFJ Lease & Finance Co Ltd	17,260

1,600	Mitsui Chemicals Inc	34,135

6,000	NEC Corp	256,814

1,800	NET One Systems Co Ltd	48,111

800	Nichiha Corp	20,282

1,000	Nippon Flour Mills Co Ltd	15,583

12,100	Nippon Telegraph & Telephone Corp	580,048

2,000	Nisshin Seifun Group Inc	37,592

1,800	Nomura Real Estate Holdings Inc	38,115

100	Ricoh Co Ltd	924

1,700	Shinmaywa Industries Ltd	19,840

59,500	Sojitz Corp	181,252

68,900	Sumitomo Chemical Co Ltd	301,067

1,200	Sumitomo Dainippon Pharma Co Ltd	20,917

1,050	Suzuken Co Ltd	56,375

100	Taisho Pharmaceutical Holdings Co Ltd	6,953

4,000	Teijin Ltd	71,824

800	Tocalo Co Ltd	5,990

1,400	Tosoh Corp	17,942

3,600	Toyota Tsusho Corp	111,495

	Total Japan	5,314,045

Shares	Description	Value ($)

	Malaysia — 0.0%

12,300	RHB Capital Berhad * (b)	—

99,000	Supermax Corp Berhad	34,993

	Total Malaysia	34,993

	Mexico — 0.8%

9,800	Gentera SAB de CV	7,296

206,500	Wal-Mart de Mexico SAB de CV	585,864

	Total Mexico	593,160

	Netherlands — 1.1%

10,083	ABN AMRO Group NV CVA	178,824

2,576	ASR Nederland NV	90,077

46,560	ING Groep NV	444,819

1,750	Koninklijke Ahold Delhaize NV	40,995

3,838	Signify NV	112,306

	Total Netherlands	867,021

	New Zealand — 0.0%

5,816	Meridian Energy Ltd	18,241

	Norway — 0.9%

817	Aker ASA – A Shares	41,809

3,492	Aker Solutions ASA *	10,404

2,110	Austevoll Seafood ASA	21,653

17,185	DNB ASA	276,855

13,656	Equinor ASA	232,877

3,396	Leroy Seafood Group ASA	22,254

553	Salmar ASA	26,235

2,110	SpareBank 1 SR-Bank ASA	21,872

3,193	Storebrand ASA	18,353

	Total Norway	672,312

	Poland — 0.2%

3,523	Asseco Poland SA	49,473

21,652	Energa SA *	35,968

6,300	Powszechny Zaklad Ubezpieczen SA	59,120

	Total Poland	144,561

	Portugal — 0.2%

2,392	Altri SGPS SA	15,124

71,879	Banco Comercial Portugues SA – Class R	15,256

18,550	EDP – Energias de Portugal SA	70,116

2,441	Galp Energia SGPS SA	35,081

3,051	NOS SGPS SA	17,915

35,375	Sonae SGPS SA	32,104

	Total Portugal	185,596

	Russia — 1.8%

1,525,000	ENEL RUSSIA PJSC	21,017

132,520	Gazprom PJSC Sponsored ADR	917,523

4	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

4,320	LUKOIL PJSC Sponsored ADR	348,218

37,300	Magnitogorsk Iron & Steel Works PJSC	23,404

3,946	Novolipetsk Steel PJSC GDR	87,873

2	Sberbank of Russia PJSC Sponsored ADR	28

4,439	VTB Bank PJSC GDR (Registered)	5,159

	Total Russia	1,403,222

	Singapore — 0.3%

5,700	DBS Group Holdings Ltd	100,509

18,700	Golden Agri-Resources Ltd	3,565

17,700	Keppel DC REIT	23,314

2,800	Singapore Airlines Ltd	17,818

900	United Overseas Bank Ltd	16,161

51,200	Yangzijiang Shipbuilding Holdings Ltd	33,476

	Total Singapore	194,843

	South Africa — 2.1%

55,243	Absa Group Ltd	559,336

492	Astral Foods Ltd	5,155

2,853	Barloworld Ltd	20,897

2,458	Kumba Iron Ore Ltd	63,766

23,803	Liberty Holdings Ltd	172,190

21,583	Metair Investments Ltd	31,381

150,292	Momentum Metropolitan Holdings *	163,327

23,845	Nedbank Group Ltd	355,527

10,647	Reunert Ltd	45,146

33,052	Telkom SA SOC Ltd	173,773

5,606	Wilson Bayly Holmes-Ovcon Ltd	37,018

	Total South Africa	1,627,516

	South Korea — 4.1%

90	GS Home Shopping Inc	11,876

20,678	Hana Financial Group Inc	555,442

178	Hyundai Home Shopping Network Corp	13,696

4,637	Hyundai Marine & Fire Insurance Co Ltd	91,630

1,512	Hyundai Motor Co	160,717

43,782	Industrial Bank of Korea	448,521

14,301	Kia Motors Corp	516,208

929	Korea United Pharm Inc	15,167

4,781	Korean Reinsurance Co	32,058

1,828	LF Corp	29,131

2,593	LG Corp	152,538

572	LOTTE Himart Co Ltd	14,796

899	Samjin Pharmaceutical Co Ltd	20,010

18,177	Shinhan Financial Group Co Ltd	611,842

16,800	SK Telecom Co Ltd Sponsored ADR	367,920

9,650	Woori Financial Group Inc	94,959

	Total South Korea	3,136,511

Shares	Description	Value ($)

	Spain — 2.1%

5,357	ACS Actividades de Construccion y Servicios SA	202,717

1,581	Almirall SA	30,136

4,032	Banco Bilbao Vizcaya Argentaria SA	19,129

30,717	Banco Santander SA	116,331

916	Cia de Distribucion Integral Logista Holdings SA	17,993

4,956	Enagas SA	107,907

530	Ence Energia y Celulosa SA	2,082

14,405	Endesa SA	370,221

37,524	Iberdrola SA	386,272

30,871	International Consolidated Airlines Group SA	158,366

934	Naturgy Energy Group SA	24,477

3,471	Red Electrica Corp SA	68,929

3,836	Repsol SA	55,812

3,400	Telefonica SA	23,621

	Total Spain	1,583,993

	Sweden — 0.8%

1,279	Alfa Laval AB	23,581

3,180	Betsson AB *	15,376

225	Fabege AB	3,770

3,667	Hemfosa Fastigheter AB	37,017

780	Investor AB – A Shares	36,153

152	Kindred Group Plc SDR	852

2,064	Peab AB	16,935

5,673	Resurs Holding AB	32,243

5,226	Skandinaviska Enskilda Banken AB – Class A	44,973

3,612	SSAB AB – Series A	10,020

21,636	Svenska Cellulosa AB SCA – Class B	186,945

3,931	Swedbank AB – A Shares	50,575

1,959	Telefonaktiebolaget LM Ericsson – B Shares	15,329

9,631	Volvo AB – B Shares	133,284

	Total Sweden	607,053

	Switzerland — 0.5%

387	BKW AG	25,279

243	Huber + Suhner AG (Registered)	15,618

3,394	Novartis AG (Registered)	305,985

	Total Switzerland	346,882

	Taiwan — 3.9%

10,000	AcBel Polytech Inc	7,046

28,000	Asustek Computer Inc	181,698

9,000	Chicony Electronics Co Ltd	25,267

71,000	Coretronic Corp	86,917

66,000	Gigabyte Technology Co Ltd	110,920

160,000	Grand Pacific Petrochemical *	94,422

31,000	Holtek Semiconductor Inc	65,998

47,000	Inventec Corp	32,158

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

34,000	Lite-On Semiconductor Corp	44,405

139,391	Mitac Holdings Corp	122,452

202,000	Nan Ya Plastics Corp	442,337

94,000	Novatek Microelectronics Corp	556,778

23,000	Phison Electronics Corp	211,461

376,000	Pou Chen Corp	468,974

11,000	Qisda Corp	7,022

82,000	Radiant Opto-Electronics Corp	296,148

1,000	Sitronix Technology Corp	5,151

29,350	Synnex Technology International Corp	34,560

7,000	Tripod Technology Corp	25,280

211,000	Walsin Lihwa Corp	92,548

151,000	Yuanta Financial Holding Co Ltd	86,747

	Total Taiwan	2,998,289

	Thailand — 0.7%

170,900	PTT Global Chemical Pcl (Foreign Registered)	296,441

75,000	PTT Pcl (Foreign Registered)	108,229

53,200	Thanachart Capital Pcl (Foreign Registered)	98,073

	Total Thailand	502,743

	Turkey — 0.8%

6,458	Enerjisa Enerji AS	6,536

141,166	KOC Holding AS	424,749

154,886	Turkiye Is Bankasi – Class C *	146,967

	Total Turkey	578,252

	United Arab Emirates — 0.0%

20,688	Emaar Properties PJSC	27,933

	United Kingdom — 5.6%

20,753	3i Group Plc	277,437

825	Admiral Group Plc	21,620

575	AVEVA Group Plc	25,942

7,315	BAE Systems Plc	48,646

29,347	Barratt Developments Plc	226,548

3,480	Bellway Plc	123,145

2,176	Berkeley Group Holdings Plc (The)	103,926

3,000	British American Tobacco Plc Sponsored ADR	105,300

3,632	Britvic Plc	38,419

23,320	BT Group Plc	46,981

9,711	Direct Line Insurance Group Plc	33,509

3,552	Electrocomponents Plc	25,176

2,429	Evraz Plc	14,671

10,448	Ferrexpo Plc	25,690

14,800	GlaxoSmithKline Plc Sponsored ADR	615,384

4,243	Grainger Plc	12,619

33,674	HSBC Holdings Plc	242,442

2,900	HSBC Holdings Plc Sponsored ADR	104,110

9,671	IG Group Holdings Plc	63,692

Shares	Description	Value ($)

	United Kingdom — continued

8,970	Imperial Brands Plc	232,440

1,222	Investec Plc	6,306

144,898	Legal & General Group Plc	388,211

627,897	Lloyds Banking Group Plc	382,023

5,436	Meggitt Plc	41,027

1,538	Mondi Plc (c)	29,996

6,090	Mondi Plc (c)	118,788

3,561	National Express Group Plc	18,410

575	Next Plc	41,624

2,538	Northgate Plc	9,971

101	Pearson Plc	1,024

12,611	Persimmon Plc	292,822

3,577	Plus500 Ltd	29,691

13,438	QinetiQ Group Plc	47,377

788	Royal Dutch Shell Plc – A Shares	21,893

206	Royal Dutch Shell Plc – B Shares	5,704

7,428	Royal Dutch Shell Plc – Class A	206,254

1,000	Royal Dutch Shell Plc – Class B Sponsored ADR	55,760

1,515	Savills Plc	15,292

1,970	Spectris Plc	55,635

7,981	Tate & Lyle Plc	69,950

19,729	Taylor Wimpey Plc	35,113

4,554	Vesuvius Plc	25,835

1,627	WPP Plc	19,248

	Total United Kingdom	4,305,651

	United States — 35.8%

300	AAR Corp.	12,888

8,600	Abercrombie & Fitch Co. – Class A	125,732

17,400	ACCO Brands Corp.	161,298

3,800	Achillion Pharmaceuticals, Inc. *	16,530

4,300	Acushnet Holdings Corp.	111,671

8,100	ADTRAN, Inc.	83,187

7,900	AG Mortgage Investment Trust, Inc. (REIT)	118,421

600	Alamo Group, Inc.	68,508

1,700	Alpha & Omega Semiconductor Ltd. *	20,026

1,900	Ameresco, Inc. – Class A *	27,360

100	American National Bankshares, Inc.	3,420

1,013	American Public Education, Inc. *	24,545

1,000	American Vanguard Corp.	14,170

1,400	Amkor Technology, Inc. *	12,250

16,900	Archrock, Inc.	164,099

4,400	Ares Commercial Real Estate Corp. (REIT)	65,956

2,200	Armstrong Flooring, Inc. *	14,894

500	Artisan Partners Asset Management, Inc. – Class A	13,320

7,500	Assertio Therapeutics, Inc. *	10,800

600	Associated Banc-Corp.	11,544

13,600	Avaya Holdings Corp. *	192,032

8,000	AVX Corp.	108,400

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

100	Axcelis Technologies, Inc. *	1,531

400	BancFirst Corp.	21,508

1,600	BankFinancial Corp.	18,656

5,600	Banner Corp.	301,896

1,700	Bassett Furniture Industries, Inc.	20,706

420	BCB Bancorp, Inc.	5,191

700	Bel Fuse, Inc. – Class B	7,700

4,500	Benchmark Electronics, Inc.	119,160

11,800	Bloomin’ Brands, Inc.	212,872

900	Bonanza Creek Energy, Inc. *	20,304

10,400	Brady Corp. – Class A	490,984

9,000	Braemar Hotels & Resorts, Inc. (REIT)	82,530

600	Briggs & Stratton Corp.	2,592

1,400	Brightsphere Investment Group, Inc.	12,726

1,200	Brookline Bancorp, Inc.	16,848

2,800	Builders FirstSource, Inc. *	54,460

200	California Resources Corp. *	1,958

3,600	Camden National Corp.	149,256

1,900	Carpenter Technology Corp.	92,416

500	Carriage Services, Inc.	10,635

4,800	Carrols Restaurant Group, Inc. *	35,040

300	Cedar Realty Trust, Inc. (REIT)	711

4,400	Central Garden & Pet Co. *	116,248

700	Century Bancorp, Inc. – Class A	56,700

200	Chemung Financial Corp.	8,038

1,100	Cirrus Logic, Inc. *	59,004

1,100	Civista Bancshares, Inc.	22,473

3,200	Clarus Corp.	35,232

700	CNB Financial Corp.	18,508

15,000	CNO Financial Group, Inc.	217,200

1,000	Community Trust Bancorp, Inc.	38,900

1,500	Computer Programs & Systems, Inc.	31,725

6,500	Comtech Telecommunications Corp.	173,875

600	Consolidated Water Co. Ltd.	8,796

1,300	Container Store Group, Inc. (The) *	5,824

2,700	Core-Mark Holding Co., Inc.	87,453

22,600	CoreCivic, Inc. (REIT)	383,070

10,100	CorePoint Lodging, Inc. (REIT)	91,910

300	CRA International, Inc.	11,667

3,049	CSG Systems International, Inc.	164,280

9,300	Dana, Inc.	118,389

37,500	Denbury Resources, Inc. *	40,500

15,400	Designer Brands, Inc. – Class A	253,946

2,000	Digi International, Inc. *	25,560

1,700	Dime Community Bancshares, Inc.	33,711

400	Donegal Group, Inc. – Class A	5,772

700	Donnelley Financial Solutions, Inc. *	7,441

900	Dril-Quip, Inc. *	41,265

1,753	DSP Group, Inc. *	24,262

1,500	Ducommun, Inc. *	61,770

Shares	Description	Value ($)

	United States — continued

9,900	Dynex Capital, Inc. (REIT)	139,788

600	El Paso Electric Co.	40,020

800	EMCOR Group, Inc.	69,952

1,200	Employers Holdings, Inc.	51,756

200	Encore Wire Corp.	10,798

5,700	Ennis, Inc.	114,627

14,400	Enova International, Inc. *	344,160

700	Escalade, Inc.	7,231

700	ESSA Bancorp, Inc.	10,710

6,700	Essent Group Ltd. *	324,950

4,100	Ethan Allen Interiors, Inc.	70,520

2,300	Evolution Petroleum Corp.	13,616

800	Exterran Corp. *	8,440

1,100	Farmers National Banc Corp.	14,850

9,960	Federal Signal Corp.	295,912

6,800	Federated Investors, Inc. – Class B	217,872

2,800	FedNat Holding Co.	34,244

1,600	Financial Institutions, Inc.	46,496

1,922	First Community Bankshares, Inc.	61,139

5,100	First Defiance Financial Corp.	133,365

1,100	First Financial Corp.	44,660

700	First Financial Northwest, Inc.	9,604

13,000	Flagstar Bancorp, Inc.	472,550

200	Flexsteel Industries, Inc.	3,028

100	Flushing Financial Corp.	1,929

2,000	FTS International, Inc. *	5,020

38,700	Fulton Financial Corp.	617,265

2,400	FutureFuel Corp.	25,872

3,400	G-III Apparel Group Ltd. *	69,734

36,700	Gannett Co., Inc.	386,084

4,200	Genie Energy Ltd. – Class B	30,072

7,600	GEO Group, Inc. (The) (REIT)	130,416

1,300	Gorman-Rupp Co. (The)	38,831

600	Great Southern Bancorp, Inc.	33,804

6,600	Griffon Corp.	115,170

3,700	Group 1 Automotive, Inc.	276,464

800	Hackett Group, Inc. (The)	12,904

300	Hallmark Financial Services, Inc. *	5,274

7,300	Haverty Furniture Cos, Inc.	139,795

400	HealthStream, Inc. *	10,108

300	Heidrick & Struggles International, Inc.	7,965

11,963	Herman Miller, Inc.	505,796

9,000	Hersha Hospitality Trust (REIT)	125,100

1,800	Hilltop Holdings, Inc.	42,750

800	HomeTrust Bancshares, Inc.	20,176

200	Hurco Cos, Inc.	6,382

2,700	Hyster-Yale Materials Handling, Inc.	147,285

800	ICF International, Inc.	67,728

100	Independence Holding Co.	3,702

5,666	Independent Bank Corp.	110,090

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

4,300	Information Services Group, Inc. *	11,438

1,600	Ingles Markets, Inc. – Class A	62,208

400	Innophos Holdings, Inc.	11,236

3,400	Innospec, Inc.	282,812

6,700	Insight Enterprises, Inc. *	322,002

3,316	Inter Parfums, Inc.	213,186

7,000	International Bancshares Corp.	249,130

1,600	INTL. FCStone, Inc. *	62,736

12,800	Invesco Mortgage Capital, Inc. (REIT)	192,384

16,400	Investors Bancorp, Inc.	182,040

3,800	iStar, Inc. (REIT)	48,640

1,923	Johnson Outdoors, Inc. – Class A	107,688

11,097	K12, Inc. *	292,406

700	Kelly Services, Inc. – Class A	16,947

1,700	Kimball Electronics, Inc. *	22,457

2,300	Kimball International, Inc. – Class B	40,365

4,600	Knoll, Inc.	106,076

300	Kraton Corp. *	8,232

1,500	La-Z-Boy, Inc.	47,805

1,600	Lantheus Holdings, Inc. *	34,816

4,000	Laredo Petroleum, Inc. *	9,920

11,400	Laureate Education, Inc. – Class A *	208,620

1,100	LCNB Corp.	18,447

900	Leaf Group Ltd. *	3,762

1,800	Legg Mason, Inc.	66,222

11,200	Liberty TripAdvisor Holdings, Inc. – Class A *	97,888

2,000	Macatawa Bank Corp.	19,780

17,300	Mallinckrodt Plc *	44,807

5,800	Marcus Corp. (The)	194,648

300	Marlin Business Services Corp.	6,489

4,900	Materion Corp.	288,316

3,000	Matrix Service Co. *	59,610

1,500	Meridian Bancorp, Inc.	26,220

13,182	Meritor, Inc. *	221,721

100	MidWestOne Financial Group, Inc.	2,897

800	Miller Industries, Inc.	25,032

3,300	Modine Manufacturing Co. *	33,693

300	Monarch Casino & Resort, Inc. *	13,314

6,200	Monotype Imaging Holdings, Inc.	122,450

6,400	Moog, Inc. – Class A	520,000

6,000	Movado Group, Inc.	129,120

300	MTS Systems Corp.	17,061

3,000	Mueller Industries, Inc.	79,080

800	MutualFirst Financial, Inc.	24,136

800	Myriad Genetics, Inc. *	18,824

1,800	National CineMedia, Inc.	14,760

6,500	National General Holdings Corp.	153,270

3,000	Natural Grocers by Vitamin Cottage, Inc. – Class C *	28,320

10,100	Newmark Group, Inc. – Class A	87,668

Shares	Description	Value ($)

	United States — continued

600	Northrim BanCorp, Inc.	21,720

21,200	Northwest Bancshares, Inc.	335,172

300	NorthWestern Corp.	21,732

77,100	Office Depot, Inc.	100,230

9,200	OFG Bancorp	188,784

100	Oil-Dri Corp. of America	3,076

800	Old Second Bancorp, Inc.	9,432

2,300	Olympic Steel, Inc.	24,725

3,700	Oppenheimer Holdings, Inc. – Class A	102,712

300	Orrstown Financial Services, Inc.	6,402

3,900	Owens-Illinois, Inc.	39,663

300	Park-Ohio Holdings Corp.	8,157

2,600	PC Connection, Inc.	91,598

1,000	PCM, Inc. *	35,010

46,600	PDL BioPharma, Inc. *	109,044

11,700	PennyMac Financial Services, Inc. *	346,203

11,700	PennyMac Mortgage Investment Trust (REIT)	254,592

400	Peoples Bancorp, Inc.	12,284

100	Perspecta, Inc.	2,595

10,800	Piedmont Office Realty Trust, Inc. – Class A (REIT)	213,192

200	Piper Jaffray Cos.	14,552

1,700	Pitney Bowes, Inc.	6,052

7,000	PNM Resources, Inc.	357,070

400	PolyOne Corp.	12,804

3,300	Popular, Inc.	173,481

7,900	Portland General Electric Co.	449,431

200	Preformed Line Products Co.	10,250

1,000	Premier Financial Bancorp, Inc.	15,500

2,300	Presidio, Inc.	36,846

600	Prestige Consumer Healthcare, Inc. *	19,128

3,200	ProPetro Holding Corp. *	34,080

700	Protagonist Therapeutics, Inc. *	9,121

1,300	Protective Insurance Corp. – Class B	21,060

3,800	Provident Financial Services, Inc.	90,478

200	QAD, Inc. – Class A	8,104

100	Quanex Building Products Corp.	1,722

1,800	Radian Group, Inc.	40,590

5,500	Rambus, Inc. *	68,970

900	Regis Corp. *	14,553

1,000	Republic Bancorp, Inc. – Class A	42,450

600	Resources Connection, Inc.	9,930

300	REX American Resources Corp. *	20,604

4,700	Ribbon Communications, Inc. *	24,299

1,200	Riverview Bancorp, Inc.	8,460

900	Rocky Brands, Inc.	26,226

1,100	Rosetta Stone, Inc. *	20,075

1,200	RTI Surgical Holdings, Inc. *	3,816

1,600	Rudolph Technologies, Inc. *	35,184

1,100	Rush Enterprises, Inc. – Class A	39,721

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

3,400	SandRidge Energy, Inc. *	15,912

1,500	Sandy Spring Bancorp, Inc.	50,220

15,900	Sanmina Corp. *	459,510

1,200	Scholastic Corp.	42,084

1,400	Schweitzer-Mauduit International, Inc.	46,956

300	SEACOR Holdings, Inc. *	14,091

1,300	Seneca Foods Corp. – Class A *	35,724

5,200	Shoe Carnival, Inc.	159,848

3,000	Sierra Bancorp	73,920

2,800	Silgan Holdings, Inc.	83,328

900	SilverBow Resources, Inc. *	7,812

4,700	Sonic Automotive, Inc. – Class A	126,477

1,000	SpartanNash Co.	10,770

728	Speedway Motorsports, Inc.	14,378

7,500	Spok Holdings, Inc.	88,125

2,700	SPX Corp. *	102,465

300	Standard Motor Products, Inc.	13,293

1,200	Star Group LP	11,040

18,700	Steelcase, Inc. – Class A	290,411

2,700	Stepan Co.	257,553

8,400	Summit Hotel Properties, Inc. (REIT)	93,744

39,000	Sunstone Hotel Investors, Inc. (REIT)	512,460

3,800	Sykes Enterprises, Inc. *	110,200

6,000	Tech Data Corp. *	556,380

32,100	TEGNA, Inc.	459,351

1,300	Telenav, Inc. *	14,716

12,900	Telephone & Data Systems, Inc.	325,080

1,600	Territorial Bancorp, Inc.	43,760

300	Timberland Bancorp, Inc.	7,671

9,100	Timken Co. (The)	365,638

7,800	Tower International, Inc.	241,254

3,400	Tredegar Corp.	58,786

3,400	Tribune Publishing Co.	26,010

4,000	TriCo Bancshares	141,440

630	Triple-S Management Corp. – Class B *	12,928

1,400	TrustCo Bank Corp. NY	10,738

600	Twin Disc, Inc. *	6,066

700	UMB Financial Corp.	43,624

17,900	Unisys Corp. *	117,066

700	United Security Bancshares	7,266

300	Unitil Corp.	18,111

6,600	Universal Corp.	330,396

3,300	Universal Forest Products, Inc.	129,030

1,800	Varex Imaging Corp. *	47,430

3,361	Vectrus, Inc. *	135,986

6,400	Vera Bradley, Inc. *	67,776

2,500	Veritiv Corp. *	41,400

9,000	Verso Corp. – Class A *	91,890

731	Village Super Market, Inc. – Class A	18,253

8,200	Vishay Intertechnology, Inc.	129,806

Shares	Description	Value ($)

	United States — continued

2,278	Vishay Precision Group, Inc. *	71,187

39,900	W&T Offshore, Inc. *	174,762

2,300	Walker & Dunlop, Inc.	128,478

8,200	Warrior Met Coal, Inc.	171,380

3,800	Washington Federal, Inc.	135,280

3,146	Waterstone Financial, Inc.	52,192

1,000	Watts Water Technologies, Inc. – Class A	91,630

1,900	Weis Markets, Inc.	72,637

700	West Bancorporation, Inc.	14,588

700	Westwood Holdings Group, Inc.	19,215

1,400	Weyco Group, Inc.	34,342

11,200	World Fuel Services Corp.	430,080

500	Worthington Industries, Inc.	17,350

26,977	Xenia Hotels & Resorts, Inc. (REIT)	545,205

1,800	Xperi Corp.	32,976

8,700	Zumiez, Inc. *	226,026

	Total United States	27,357,314

	TOTAL COMMON STOCKS (COST $77,352,898)	69,868,752

	PREFERRED STOCKS (d) — 0.9%

	Brazil — 0.3%

22,500	Banco do Estado do Rio Grande do Sul SA – Class B	122,959

3,100	Cia Paranaense de Energia – Class B	39,003

4,300	Telefonica Brasil SA	55,731

	Total Brazil	217,693

	Colombia — 0.0%

1,939	Grupo Aval Acciones y Valores SA	723

	Germany — 0.1%

206	Sixt SE	14,117

485	Volkswagen AG	78,055

	Total Germany	92,172

	South Korea — 0.5%

9,272	Samsung Electronics Co Ltd	282,495

115	Samsung Electronics Co Ltd GDR (Registered)	87,342

	Total South Korea	369,837

	TOTAL PREFERRED STOCKS (COST $665,769)	680,425

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 4.5%

	United States — 4.5%

3,452,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 2.10%, due 04/30/21(e)	3,447,449

	TOTAL DEBT OBLIGATIONS (COST $3,451,655)	3,447,449

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%

3,633	BTS Group Holdings Pcl (Foreign Registered), Expires 12/31/19 *	356

	TOTAL RIGHTS/WARRANTS (COST $0)	356

	MUTUAL FUNDS — 2.8%

	United States — 2.8%

	Affiliated Issuers — 2.8%

431,115	GMO U.S. Treasury Fund	2,155,573

	TOTAL MUTUAL FUNDS (COST $2,155,573)	2,155,573

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

206,574	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (f)	206,574

	TOTAL SHORT-TERM INVESTMENTS (COST $206,574)	206,574

	TOTAL INVESTMENTS — 99.9% (Cost $83,832,469)	76,359,129

	Other Assets and Liabilities (net) — 0.1%	72,032

	TOTAL NET ASSETS — 100.0%	$76,431,161

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depre-ciation) ($)
09/18/2019	BOA	AUD	1,368,865	USD	923,497	1,220
09/18/2019	JPM	CHF	412,092	USD	425,265	8,377
10/21/2019	JPM	EUR	6,333,351	USD	7,069,540	83,183
10/21/2019	MSCI	GBP	3,326,692	USD	4,040,683	(15,279)
10/21/2019	MSCI	JPY	661,198,254	USD	6,151,225	(93,823)
09/18/2019	BOA	NOK	6,923,852	USD	775,085	14,950
09/18/2019	BCLY	SEK	9,926,248	USD	1,036,683	24,353
10/21/2019	CITI	USD	454,857	JPY	47,972,400	(1,756)
10/21/2019	JPM	USD	593,047	JPY	63,472,700	6,456
09/18/2019	MSCI	USD	394,731	SEK	3,791,600	(8,044)

						$19,637

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
460	S&P 500 E-Mini	September 2019	$67,270,400	$(634,383)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

10	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	11

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	43.8%
Short-Term Investments	36.8
Debt Obligations	26.2
Investment Funds	3.4
Swap Contracts	0.5
Purchased Options	0.2
Forward Currency Contracts	0.2
Preferred Stocks	0.1
Rights/Warrants	0.0 ^
Futures Contracts	(0.3)
Written Options	(0.9)
Securities Sold Short	(10.7)
Other	0.7

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Canada	29.3%
United States	4.4
Other Developed	0.0 ^‡
Euro Region	0.0 ^#
Japan	(1.0)
United Kingdom	(17.7)

15.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	30.3%
China	1.1
Other Developed	2.3 ‡
Other Emerging	2.1 †

35.8%

(a)

GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the holdings of GMO Alternative Allocation SPC Ltd. have been included with GMO Alternative Allocation Fund.

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 34.5%

	United States — 34.5%

31,400	Acacia Communications, Inc. * (a)	1,979,770

56,387	Advanced Disposal Services, Inc. *	1,828,067

19,800	Allergan Plc (a) (b)	3,162,456

17,033	Altria Group, Inc. (c)	745,024

30,963	C&J Energy Services, Inc. *	296,006

151,501	Caesars Entertainment Corp. * (b)	1,743,777

50,308	Celgene Corp. * (a) (b)	4,869,814

52,039	Centene Corp. * (b) (c)	2,426,058

81,909	Cypress Semiconductor Corp. (a)	1,884,726

35,025	DaVita, Inc. * (b) (c)	1,974,359

99,432	Discovery, Inc. – Class C *	2,588,215

28,512	Finisar Corp. *	644,656

33,207	Genesee & Wyoming, Inc. – Class A * (a) (b)	3,681,992

9,211	LegacyTexas Financial Group, Inc.	372,124

89,200	Liberty Global Plc – Series C * (b) (c)	2,329,904

54,481	Liberty Media Corp.-Liberty SiriusXM – Class C * (a)	2,223,370

40,085	Medidata Solutions, Inc. * (a)	3,670,984

28,700	Mellanox Technologies Ltd *	3,072,335

118,579	Nielsen Holdings Plc (b) (c)	2,461,700

97,487	Pacific Biosciences of California, Inc. *	541,053

10,333	Philip Morris International, Inc. (c)	744,906

111,189	SunTrust Banks, Inc. (a) (b)	6,839,235

13,321	Total System Services, Inc. (a)	1,787,945

72,880	Versum Materials, Inc. (b)	3,789,760

105,900	Viacom, Inc. – Class B	2,645,382

26,469	WABCO Holdings, Inc. * (a)	3,533,876

2,900	WellCare Health Plans, Inc. *	785,146

82,694	Zayo Group Holdings, Inc. * (a) (b)	2,783,480

	Total United States	65,406,120

	TOTAL COMMON STOCKS (COST $66,063,773)	65,406,120

	INVESTMENT FUNDS — 3.4%

	United States — 3.4%

92,000	Altaba, Inc.*	6,393,080

	TOTAL INVESTMENT FUNDS (COST $6,435,341)	6,393,080

	DEBT OBLIGATIONS — 25.8%

	United States — 25.8%

	U.S. Government — 25.8%

14,000,000	U.S. Treasury Note, 1.63%, due 06/30/20	13,974,844

10,000,000	U.S. Treasury Note, 1.38%, due 09/30/20	9,956,641

Par Value† / Shares		Description	Value ($)

		United States — continued

		U.S. Government — continued

	25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 2.10%, due 04/30/21(a)	24,967,038

		TOTAL DEBT OBLIGATIONS (COST $48,894,000)	48,898,523

		MUTUAL FUNDS — 10.2%

		United States — 10.2%

		Affiliated Issuers — 10.2%

	1,100,382	GMO Alpha Only Fund, Class IV	19,443,745

		TOTAL MUTUAL FUNDS (COST $20,949,918)	19,443,745

		SHORT-TERM INVESTMENTS — 36.4%

		Foreign Government Obligations — 33.8%

CAD	14,000,000	Canadian Treasury Discount Bill, Zero Coupon, due 09/05/19	10,512,513

JPY	1,250,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/30/19	11,767,290

JPY	1,250,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/07/19	11,767,583

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/05/19	10,356,780

JPY	540,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/18/19	5,084,585

GBP	8,000,000	United Kingdom Treasury Bill, Zero Coupon, due 09/16/19	9,731,797

GBP	4,100,000	United Kingdom Treasury Bill, Zero Coupon, due 10/28/19	4,983,247

		Total Foreign Government Obligations	64,203,795

		Money Market Funds — 2.6%

	3,034,759	SSgA USD Liquidity Fund – D Class shares, 2.12% (d)	3,034,759

	1,932,737	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (e)	1,932,737

		Total Money Market Funds	4,967,496

		TOTAL SHORT-TERM INVESTMENTS (COST $69,204,482)	69,171,291

See accompanying notes to the financial statements.	13

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

PURCHASED OPTIONS — 0.2%

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Equity Options – Calls — 0.0%
Davita, Inc. (c)	60.00	01/17/20	USD	114	USD	642,618	35,340

TOTAL EQUITY OPTIONS – CALLS							35,340

Equity Options – Puts — 0.0%
Abbvie, Inc.	60.00	01/17/20	USD	149	USD	979,526	34,568

TOTAL EQUITY OPTIONS – PUTS							34,568

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Index Options – Puts — 0.2%
S&P 500 Index	2,850.00	03/20/20	USD	9	USD	2,633,814	111,780
S&P 500 Index	2,825.00	10/18/19	USD	15	USD	4,389,690	63,600
S&P 500 Index	2,825.00	03/20/20	USD	7	USD	2,048,522	79,940

TOTAL INDEX OPTIONS – PUTS	255,320

TOTAL PURCHASED OPTIONS (COST $379,464)	325,228

TOTAL INVESTMENTS — 110.5% (Cost $211,926,978)	209,637,987

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (10.7)%

	Common Stocks — (10.7)%

	United States — (10.7)%

(143,919)	BB&T Corp.	(6,857,740)

(50,309)	Bristol-Myers Squibb Co.	(2,418,354)

(63,095)	CBS Corp.	(2,653,776)

(9,867)	Centene Corp. * (c)	(460,000)

(92,367)	Discovery, Inc. – Class A *	(2,549,329)

(13,623)	Eldorado Resorts, Inc. *	(524,622)

(10,878)	Global Payments, Inc.	(1,805,530)

(6,426)	II-VI, Inc. *	(241,039)

(50,061)	Keane Group, Inc. *	(265,323)

(1)	Occidental Petroleum Corp.	(43)

(4,917)	Prosperity Bancshares, Inc.	(319,212)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(362,669)	Sirius XM Holdings, Inc.	(2,237,668)

	Total United States	(20,332,636)

	TOTAL COMMON STOCKS (PROCEEDS $20,756,142)	(20,332,636)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $20,756,142)	(20,332,636)

	Other Assets and Liabilities (net) — 0.2%	477,644

	TOTAL NET ASSETS — 100.0%	$189,782,995

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
11/06/2019	BOA	AUD	2,090,000	USD	1,444,441	34,308
11/06/2019	GS	AUD	21,239,000	USD	14,550,971	220,917
11/04/2019	BCLY	BRL	1,783,640	USD	430,000	1,086
11/04/2019	MSCI	BRL	2,534,220	USD	630,000	20,593
09/05/2019	BOA	CAD	14,000,000	USD	10,682,717	167,132
09/04/2019	JPM	CHF	9,336,853	USD	9,360,000	(73,547)
09/17/2019	BOA	CHF	14,526,524	USD	14,738,331	44,134
09/17/2019	JPM	CHF	7,217,335	USD	7,390,000	89,358
09/19/2019	BCLY	CHF	1,150,000	USD	1,158,527	(4,967)
09/19/2019	BOA	CHF	1,780,054	USD	1,826,508	25,566

14	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/19/2019	MSCI	CHF	358,577	USD	368,789	6,005
09/19/2019	UBS	CHF	10,417,901	USD	10,598,597	58,453
10/04/2019	JPM	CHF	9,336,853	USD	9,476,633	16,803
10/11/2019	JPM	CLP	261,445,700	USD	370,000	7,547
10/11/2019	MSCI	CLP	1,188,396,000	USD	1,720,792	73,271
10/11/2019	BOA	COP	7,917,814,000	USD	2,402,129	105,787
09/13/2019	BOA	CZK	6,672,018	USD	290,000	7,336
09/13/2019	CITI	CZK	8,129,730	USD	350,000	5,579
09/13/2019	MSCI	CZK	27,515,999	USD	1,212,390	46,658
10/22/2019	BCLY	EUR	274,321	USD	305,902	3,273
10/22/2019	BOA	EUR	7,741,791	USD	8,731,186	190,511
10/22/2019	MSCI	EUR	2,039,688	USD	2,270,890	20,724
10/22/2019	UBS	EUR	8,457,480	USD	9,420,288	90,072
09/16/2019	BOA	GBP	8,000,000	USD	10,108,424	368,923
09/17/2019	BCLY	GBP	2,360,000	USD	2,982,622	109,338
09/17/2019	JPM	GBP	1,959,000	USD	2,476,966	91,896
09/19/2019	BCLY	GBP	3,038,201	USD	3,721,348	22,021
09/19/2019	BOA	GBP	523,516	USD	637,776	340
09/19/2019	JPM	GBP	957,693	USD	1,191,128	25,036
09/19/2019	MSCI	GBP	2,492,055	USD	3,037,083	2,745
09/19/2019	UBS	GBP	421,730	USD	513,491	(9)
10/28/2019	BOA	GBP	4,100,000	USD	4,996,268	(3,840)
09/13/2019	BCLY	HUF	60,735,318	USD	210,000	8,379
09/13/2019	BOA	HUF	386,400,000	USD	1,370,650	87,931
09/13/2019	JPM	HUF	88,178,202	USD	300,000	7,278
09/12/2019	BCLY	INR	10,032,400	USD	140,000	132
09/09/2019	BOA	JPY	101,936,160	USD	960,000	145
09/30/2019	MSCI	JPY	1,250,000,000	USD	11,637,679	(151,504)
10/07/2019	BOA	JPY	1,250,000,000	USD	11,637,260	(157,952)
11/05/2019	BOA	JPY	1,100,000,000	USD	10,360,771	(39,261)
11/18/2019	BOA	JPY	540,000,000	USD	5,111,270	1,622
09/10/2019	BCLY	KRW	1,980,303,000	USD	1,669,592	32,918
09/10/2019	MSCI	KRW	46,587,680	USD	40,000	1,496
11/21/2019	BCLY	MXN	5,877,995	USD	290,000	508
09/04/2019	JPM	NOK	84,283,529	USD	9,358,573	109,048
10/08/2019	MSCI	NOK	4,488,850	USD	500,000	6,968
09/05/2019	GS	NZD	870,000	USD	567,362	19,155
09/05/2019	JPM	NZD	5,710,000	USD	3,764,337	166,336
09/05/2019	MSCI	NZD	5,610,000	USD	3,600,414	65,426
10/11/2019	BCLY	PEN	493,000	USD	149,313	4,315
10/11/2019	BOA	PEN	826,200	USD	250,000	7,003
09/09/2019	JPM	PHP	26,845,480	USD	515,342	201
09/13/2019	BOA	PLN	3,193,485	USD	820,000	17,655
09/13/2019	MSCI	PLN	4,547,402	USD	1,198,827	56,318
10/30/2019	BOA	RON	7,043,996	USD	1,658,816	22,271
10/24/2019	BCLY	RUB	17,399,200	USD	260,000	929
10/24/2019	BOA	RUB	22,500,900	USD	340,000	4,966
10/03/2019	BCLY	SEK	16,652,426	USD	1,770,000	69,938
11/06/2019	BCLY	SEK	759,381	USD	80,000	2,306
09/17/2019	BCLY	SGD	900,000	USD	659,283	10,657
09/17/2019	JPM	SGD	704,174	USD	520,000	12,505
09/13/2019	BCLY	THB	8,656,760	USD	280,000	(3,226)
09/11/2019	BCLY	TWD	55,154,160	USD	1,753,809	(8,304)
10/21/2019	BCLY	USD	127,154	AUD	187,145	(942)
10/21/2019	BOA	USD	405,205	AUD	596,363	(3,016)
10/21/2019	MSCI	USD	4,695,922	AUD	6,901,330	(41,641)

See accompanying notes to the financial statements.	15

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
11/06/2019	GS	USD	1,791,802	AUD	2,640,000	(10,582)
11/04/2019	JPM	USD	573,633	BRL	2,186,733	(47,786)
09/04/2019	BOA	USD	7,930,000	CAD	10,629,827	54,076
09/04/2019	JPM	USD	6,677,486	CAD	8,942,457	39,204
10/07/2019	BCLY	USD	6,684,215	CAD	8,826,673	(51,048)
11/06/2019	BOA	USD	3,295,806	CAD	4,371,504	(9,508)
11/06/2019	MSCI	USD	536,620	CAD	710,104	(2,795)
11/06/2019	UBS	USD	8,970,145	CAD	11,845,997	(64,863)
09/17/2019	BOA	USD	3,100,000	CHF	3,048,588	(16,224)
09/19/2019	BOA	USD	64,934	CHF	64,119	(63)
10/11/2019	BOA	USD	310,000	COP	993,705,000	(21,804)
09/13/2019	BCLY	USD	440,000	CZK	9,881,304	(21,373)
09/13/2019	BOA	USD	150,000	CZK	3,374,742	(7,027)
11/25/2019	CITI	USD	447,079	EUR	400,000	(4,707)
09/17/2019	BCLY	USD	6,083,301	GBP	5,000,000	4,166
09/17/2019	GS	USD	1,152,823	GBP	950,000	3,795
09/17/2019	MSCI	USD	6,067,989	GBP	4,840,000	(175,322)
11/26/2019	BCLY	USD	1,134,115	IDR	16,389,502,000	5,972
11/26/2019	JPM	USD	310,000	IDR	4,483,530,000	1,883
11/29/2019	BOA	USD	470,000	ILS	1,643,608	(2,595)
11/29/2019	MSCI	USD	693,917	ILS	2,428,014	(3,444)
09/12/2019	BCLY	USD	220,000	INR	15,194,080	(8,170)
09/12/2019	JPM	USD	1,492,317	INR	104,602,600	(33,990)
09/09/2019	GS	USD	2,880,000	JPY	310,218,674	41,092
09/09/2019	JPM	USD	595,958	JPY	64,021,994	6,888
10/08/2019	MSCI	USD	303,950	JPY	32,233,000	226
10/08/2019	UBS	USD	199,832	JPY	21,152,847	(217)
09/10/2019	BCLY	USD	170,000	KRW	205,989,000	245
11/21/2019	BCLY	USD	523,958	MXN	10,526,890	(5,507)
09/04/2019	JPM	USD	9,630,000	NOK	84,283,529	(380,474)
10/08/2019	MSCI	USD	6,582,257	NOK	56,210,498	(408,381)
12/04/2019	JPM	USD	6,438,950	NOK	58,459,515	(12,885)
09/05/2019	BOA	USD	354,129	NZD	550,000	(7,561)
09/05/2019	GS	USD	905,225	NZD	1,396,000	(25,574)
09/05/2019	JPM	USD	1,693,628	NZD	2,570,000	(74,212)
09/05/2019	MSCI	USD	2,070,366	NZD	3,160,000	(79,179)
09/09/2019	BCLY	USD	240,000	PHP	12,526,560	374
09/13/2019	MSCI	USD	397,246	PLN	1,500,000	(20,379)
10/24/2019	BOA	USD	1,723,178	RUB	110,139,530	(83,223)
10/03/2019	BCLY	USD	1,020,000	SEK	9,701,883	(29,526)
10/03/2019	MSCI	USD	2,020,000	SEK	18,679,139	(113,029)
11/06/2019	BCLY	USD	13,106,244	SEK	125,803,555	(235,066)
09/13/2019	BCLY	USD	1,726,482	THB	53,496,400	23,778
09/13/2019	JPM	USD	580,000	THB	17,718,420	(301)
09/20/2019	BCLY	USD	1,626,889	TRY	10,000,000	77,369
09/11/2019	BCLY	USD	240,000	TWD	7,550,400	1,227
09/11/2019	JPM	USD	270,000	TWD	8,360,010	(2,907)
09/11/2019	MSCI	USD	300,000	TWD	9,288,390	(3,246)
10/30/2019	BCLY	USD	990,851	ZAR	14,108,146	(67,487)
10/30/2019	BCLY	ZAR	12,672,782	USD	820,000	(9,421)
10/30/2019	BOA	ZAR	8,319,915	USD	540,000	(4,530)

						$299,498

16	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
8	Australian Government Bond 10 Yr.	September 2019	801,612	31,091
119	CAC40 10 Euro	September 2019	7,167,734	193,167
32	DAX Index	September 2019	10,487,154	(171,574)
117	FTSE 100 Index	September 2019	10,245,150	(197,015)
32	Hang Seng Index	September 2019	5,212,277	12,393
134	Mini MSCI Emerging Markets	September 2019	6,592,800	(149,487)
64	MSCI Singapore	September 2019	1,641,699	22,581
1	SPI 200	September 2019	110,585	1,670
188	U.S. Treasury Note 10 Yr. (CBT)	December 2019	24,763,125	45,536

			$67,022,136	$(211,638)

Sales
58	Canadian Government Bond 10 Yr.	December 2019	6,320,144	(31,285)
23	Euro Bund	September 2019	4,527,315	(122,889)
7	FTSE/JSE TOP 40	September 2019	225,456	18,656
48	Gilt Long Bond	December 2019	7,842,809	(91,343)
2	Japanese Government Bond 10 Yr. (OSE)	September 2019	2,921,824	(31,518)
116	S&P 500 E-Mini	September 2019	16,963,840	(101,157)
61	TOPIX Index	September 2019	8,658,404	181,182

			$47,459,792	$(178,354)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Liberty Global Plc (c)	25.00	10/18/19	(1,018)	USD	(2,659,016)	(213,780)
Nielsen Holdings Plc (c)	23.00	11/15/19	(901)	USD	(1,870,476)	(36,040)
Centene Corp. (c)	55.00	12/20/19	(167)	USD	(778,554)	(15,865)
Centene Corp. (c)	50.00	12/20/19	(207)	USD	(965,034)	(50,094)
Davita, Inc. (c)	52.50	01/17/20	(83)	USD	(467,871)	(63,910)
Davita, Inc. (c)	50.00	01/17/20	(247)	USD	(1,392,339)	(237,120)
Nielsen Holdings Plc (c)	23.00	02/21/20	(341)	USD	(707,916)	(23,870)
Centene Corp. (c)	50.00	03/20/20	(205)	USD	(955,710)	(82,000)
Philip Morris International, Inc. (c)	77.50	03/20/20	(159)	USD	(1,146,231)	(44,043)
Altria Group, Inc. (c)	47.50	03/20/20	(262)	USD	(1,145,988)	(41,134)
Liberty Global Plc (c)	30.00	04/17/20	(228)	USD	(595,536)	(39,900)
Davita, Inc. (c)	60.00	04/17/20	(205)	USD	(1,155,585)	(110,700)

		TOTAL WRITTEN EQUITY OPTIONS – CALLS				$(958,456)

Equity Options – Puts
Liberty Global Plc (c)	25.00	10/18/19	(341)	USD	(890,692)	(30,690)
Davita, Inc. (c)	47.50	01/17/20	(83)	USD	(467,871)	(12,450)
Nielsen Holdings Plc (c)	20.00	02/21/20	(341)	USD	(707,916)	(52,855)
Altria Group, Inc. (c)	45.00	03/20/20	(262)	USD	(1,145,988)	(133,620)
Philip Morris International, Inc. (c)	72.50	03/20/20	(159)	USD	(1,146,231)	(107,325)
Centene Corp. (c)	40.00	03/20/20	(205)	USD	(955,710)	(45,100)
Davita, Inc. (c)	50.00	04/17/20	(205)	USD	(1,155,585)	(67,650)
Liberty Global Plc (c)	25.00	04/17/20	(228)	USD	(595,536)	(57,000)

		TOTAL WRITTEN EQUITY OPTIONS – PUTS				$(506,690)

See accompanying notes to the financial statements.	17

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Written Options — continued

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Index Options – Puts
S&P 500 Index	2,890.00	09/20/19	USD	(65)	USD	(19,021,990)	(227,175)
Euro STOXX 50	3,300.00	09/20/19	EUR	(171)	EUR	(5,859,760)	(36,014)

	TOTAL INDEX OPTIONS – PUTS						(263,189)

			TOTAL WRITTEN OPTIONS (Premiums $2,068,410)				$(1,728,335)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.63%	3 Month CAD LIBOR	CAD	13,920,000	09/17/2029	Semi-Annually	(8,427)	(59,177)	(50,750)
3 Month CAD LIBOR	1.68%	CAD	62,537,000	09/17/2029	Semi-Annually	285,898	486,515	200,617
3 Month CAD LIBOR	1.62%	CAD	3,880,000	09/17/2029	Semi-Annually	—	15,126	15,126
3 Month CAD LIBOR	1.67%	CAD	4,870,000	09/17/2029	Semi-Annually	—	36,169	36,169
3 Month CAD LIBOR	1.58%	CAD	6,835,000	09/17/2029	Semi-Annually	—	6,388	6,388
3 Month CAD LIBOR	1.57%	CAD	6,835,000	09/17/2029	Semi-Annually	—	600	600
3 Month CAD LIBOR	1.53%	CAD	5,500,000	09/17/2029	Semi-Annually	—	(12,326)	(12,326)
3 Month NZD Bank Bill Rate	1.30%	NZD	63,350,000	09/18/2029	Quarterly	64,490	357,261	292,771
3 Month NZD Bank Bill Rate	1.23%	NZD	7,710,000	09/18/2029	Quarterly	—	13,121	13,121
3 Month SEK STIBOR	0.27%	SEK	90,100,000	09/18/2029	Quarterly	(4,019)	112,675	116,694
3 Month SEK STIBOR	0.30%	SEK	138,777,000	09/18/2029	Quarterly	30,511	210,709	180,198
3 Month SEK STIBOR	0.27%	SEK	51,500,000	09/18/2029	Quarterly	—	61,120	61,120
3 Month SEK STIBOR	0.16%	SEK	51,700,000	09/18/2029	Quarterly	—	2,026	2,026
3 Month SEK STIBOR	0.21%	SEK	34,000,000	09/18/2029	Quarterly	—	19,714	19,714
3 Month SEK STIBOR	0.25%	SEK	19,600,000	09/18/2029	Quarterly	—	20,262	20,262
3 Month SEK STIBOR	0.19%	SEK	64,800,000	09/18/2029	Quarterly	—	25,675	25,675
1.38%	3 Month USD LIBOR	USD	1,970,000	12/19/2029	Quarterly	—	(629)	(629)
1.38%	3 Month USD LIBOR	USD	1,970,000	12/19/2029	Quarterly	—	(536)	(536)
1.39%	3 Month USD LIBOR	USD	1,970,000	12/19/2029	Quarterly	—	(1,648)	(1,648)
1.41%	3 Month USD LIBOR	USD	5,050,000	12/19/2029	Quarterly	—	(18,245)	(18,245)
1.42%	3 Month USD LIBOR	USD	5,050,000	12/19/2029	Quarterly	—	(19,909)	(19,909)
1.43%	3 Month USD LIBOR	USD	3,350,000	12/19/2029	Quarterly	—	(16,990)	(16,990)
1.48%	3 Month USD LIBOR	USD	3,040,000	12/19/2029	Quarterly	—	(30,294)	(30,294)
3 Month USD LIBOR	1.56%	USD	11,248,000	12/19/2029	Quarterly	(17,601)	194,655	212,256
(0.60)%	6 Month CHF LIBOR	CHF	640,000	09/18/2029	Semi-Annually	—	21	21
(0.61)%	6 Month CHF LIBOR	CHF	3,240,000	09/18/2029	Semi-Annually	—	4,406	4,406
(0.68)%	6 Month CHF LIBOR	CHF	2,752,000	09/18/2029	Semi-Annually	—	24,185	24,185
1.09%	6 Month AUD BBSW	AUD	9,990,000	09/18/2029	Semi-Annually	(1,495)	(1,904)	(409)
1.10%	6 Month AUD BBSW	AUD	37,983,000	09/18/2029	Semi-Annually	80,901	(36,970)	(117,871)
1.14%	6 Month AUD BBSW	AUD	2,725,000	09/18/2029	Semi-Annually	—	(10,118)	(10,118)
1.14%	6 Month AUD BBSW	AUD	28,129,000	09/18/2029	Semi-Annually	(66,698)	(102,610)	(35,912)
6 Month AUD BBSW	1.11%	AUD	2,230,000	09/18/2029	Semi-Annually	—	3,625	3,625
6 Month AUD BBSW	1.05%	AUD	4,810,000	09/18/2029	Semi-Annually	—	(10,065)	(10,065)
6 Month AUD BBSW	1.08%	AUD	2,090,000	09/18/2029	Semi-Annually	—	(692)	(692)
6 Month CHF LIBOR	(0.64)%	CHF	9,840,000	09/18/2029	Semi-Annually	3,400	(42,099)	(45,499)
6 Month CHF LIBOR	(0.61)%	CHF	7,380,000	09/18/2029	Semi-Annually	—	(10,689)	(10,689)
(0.22)%	6 Month EURIBOR	EUR	29,830,000	09/19/2029	Semi-Annually	(111,918)	(192,531)	(80,613)
(0.24)%	6 Month EURIBOR	EUR	2,760,000	09/19/2029	Semi-Annually	—	(12,476)	(12,476)
(0.25)%	6 Month EURIBOR	EUR	2,860,000	09/19/2029	Semi-Annually	—	(8,698)	(8,698)
(0.27)%	6 Month EURIBOR	EUR	2,860,000	09/19/2029	Semi-Annually	—	(1,866)	(1,866)
(0.29)%	6 Month EURIBOR	EUR	3,590,000	09/19/2029	Semi-Annually	—	5,418	5,418
(0.30)%	6 Month EURIBOR	EUR	975,000	09/19/2029	Semi-Annually	—	2,525	2,525
(0.31)%	6 Month EURIBOR	EUR	1,457,000	09/19/2029	Semi-Annually	—	5,017	5,017

18	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.31)%	6 Month EURIBOR	EUR	975,000	09/19/2029	Semi-Annually	—	3,135	3,135
(0.31)%	6 Month EURIBOR	EUR	763,000	09/19/2029	Semi-Annually	—	3,018	3,018
0.58%	6 Month GBP LIBOR	GBP	760,000	09/19/2029	Semi-Annually	—	3,157	3,157
0.59%	6 Month GBP LIBOR	GBP	1,477,000	09/19/2029	Semi-Annually	—	4,019	4,019
0.59%	6 Month GBP LIBOR	GBP	760,000	09/19/2029	Semi-Annually	—	2,567	2,567
0.59%	6 Month GBP LIBOR	GBP	760,000	09/19/2029	Semi-Annually	—	2,476	2,476
0.60%	6 Month GBP LIBOR	GBP	988,000	09/19/2029	Semi-Annually	—	1,981	1,981
0.60%	6 Month GBP LIBOR	GBP	988,000	09/19/2029	Semi-Annually	—	2,453	2,453
0.65%	6 Month GBP LIBOR	GBP	19,870,000	09/19/2029	Semi-Annually	(89,845)	(79,955)	9,890
6 Month GBP LIBOR	0.66%	GBP	1,680,000	09/19/2029	Semi-Annually	—	8,966	8,966
6 Month GBP LIBOR	0.64%	GBP	1,680,000	09/19/2029	Semi-Annually	—	4,755	4,755
6 Month GBP LIBOR	0.61%	GBP	2,703,000	09/19/2029	Semi-Annually	—	(2,354)	(2,354)

						$165,197	$970,959	$805,762

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Bloomberg Commodity Index (d)	1 Month Fed Funds Rate minus 1.50%	MSCI	USD	1,510,610	01/10/2020	Monthly	$—	$(3,635)	$(3,635)

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	57.8%
Debt Obligations	35.0
Short-Term Investments	5.5
Investment Funds	1.1
Preferred Stocks	0.9
Mutual Funds	0.2
Swap Contracts	0.2
Loan Participations	0.1
Purchased Options	0.0 ^
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Forward Currency Contracts	(0.0)^
Reverse Repurchase Agreements	(0.1)
Futures Contracts	(0.2)
Written/Credit Linked Options	(0.2)
Securities Sold Short	(3.2)
Other	2.9

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	10.3%
Canada	4.3
Other Emerging	3.1 †
Other Developed	(0.8)‡
Euro Region	0.0 ^#

16.9%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	12.4%
China	8.9
Other Developed	6.3 ‡
Taiwan	4.2
Japan	3.9
Russia	3.5
United Kingdom	3.1
South Korea	2.6
Other Emerging	2.1 †
France	1.8
Brazil	1.7
South Africa	1.5
Spain	1.3
India	1.2
Netherlands	1.2
Turkey	1.1

56.8%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

20

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

14,452,959	GMO Emerging Country Debt Fund, Class IV	400,346,958

7,550,485	GMO High Yield Fund, Class VI	157,050,097

597,360,259	GMO Implementation Fund	7,759,709,758

18,685,701	GMO Opportunistic Income Fund, Class VI	499,655,647

9,146,168	GMO Risk Premium Fund, Class VI	251,794,001

24,148,491	GMO SGM Major Markets Fund, Class VI	752,708,478

13,034,477	GMO Special Opportunities Fund, Class VI	251,826,095

	TOTAL MUTUAL FUNDS (COST $10,154,678,638)	10,073,091,034

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

5,851,764	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	5,851,764

	TOTAL SHORT-TERM INVESTMENTS (COST $5,851,764)	5,851,764

	TOTAL INVESTMENTS — 100.1% (Cost $10,160,530,402)	10,078,942,798

	Other Assets and Liabilities (net) — (0.1%)	(5,492,056)

	TOTAL NET ASSETS — 100.0%	$10,073,450,742

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	60.6%
Debt Obligations	27.4
Short-Term Investments	6.5
Preferred Stocks	1.2
Investment Funds	0.7
Swap Contracts	0.1
Loan Participations	0.1
Mutual Funds	0.0	^
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Futures Contracts	(0.1)
Securities Sold Short	(1.2)
Other	4.7

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	13.2%
Other Emerging	3.3	†
Euro Region	0.0	^#
Other Developed	(0.2	)‡

	16.3%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	11.1
United States	8.9
Taiwan	4.9
Other Developed	4.8	‡
Japan	4.1
Russia	4.1
United Kingdom	3.5
South Korea	3.3
Other Emerging	2.4	†
Brazil	2.1
France	2.1
India	1.7
South Africa	1.7
Netherlands	1.4
Spain	1.4
Turkey	1.4
Canada	1.1
Germany	1.0

	61.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through the use of certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

22

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 47.0%

	Argentina — 0.0%

4,300	Banco BBVA Argentina SA ADR	18,146

2,600	Banco Macro SA ADR	60,606

3,100	Grupo Financiero Galicia SA ADR	33,604

3,000	Transportadora de Gas del Sur SA ADR	22,500

	Total Argentina	134,856

	Australia — 0.7%

186,179	Accent Group Ltd	200,324

38,235	Adairs Ltd	44,737

57,491	Alliance Aviation Services Ltd	98,415

15,825	Altium Ltd	390,713

63,997	Appen Ltd	1,114,820

59,542	Austal Ltd	168,826

291,360	Australian Pharmaceutical Industries Ltd	259,295

50,822	Aventus Group (REIT)	89,709

43,242	Bravura Solutions Ltd	141,812

55,263	Brickworks Ltd	596,276

48,441	Caltex Australia Ltd	780,960

3,928	Charter Hall Group (REIT)	33,432

86,293	Charter Hall Retail (REIT)	253,253

40,010	Codan Ltd	127,718

174,990	Downer EDI Ltd	907,871

32,529	ERM Power Ltd	53,439

372,165	Fortescue Metals Group Ltd	2,007,900

79,760	GDI Property Group (REIT)	83,777

37,950	Genworth Mortgage Insurance Australia Ltd	78,630

29,061	Harvey Norman Holdings Ltd (a)	85,692

72,161	Macquarie Group Ltd	6,015,891

146,532	Mount Gibson Iron Ltd *	70,665

227,251	New Hope Corp Ltd	348,628

61,221	OZ Minerals Ltd	377,564

27,916	Rio Tinto Ltd	1,646,281

237,543	Sandfire Resources NL	996,839

166	Scentre Group (REIT)	451

45,958	Service Stream Ltd	88,715

305,855	Southern Cross Media Group Ltd	250,873

72,078	Super Retail Group Ltd	454,338

379,504	Telstra Corp Ltd	950,066

295,709	Viva Energy (REIT)	587,462

3,785	Viva Energy Group Ltd	5,003

	Total Australia	19,310,375

	Austria — 0.0%

11,646	Vienna Insurance Group AG Wiener Versicherung Gruppe	286,760

	Belgium — 0.1%

3,921	Barco NV	834,426

Shares	Description	Value ($)

	Belgium — continued

484	D’ieteren SA	24,436

35,035	UCB SA	2,618,508

	Total Belgium	3,477,370

	Brazil — 2.1%

285,600	Atacadao SA	1,538,005

225,100	Banco BTG Pactual SA	3,184,341

142,000	Banco do Brasil SA	1,585,627

739,800	Banco Santander Brasil SA	7,610,596

870,200	Cia de Saneamento Basico do Estado de Sao Paulo	10,864,366

65,500	Cia de Saneamento Basico do Estado de Sao Paulo ADR	810,890

25,300	Cia Hering	202,534

12,300	Cia Paranaense de Energia	167,347

337,600	Cia Siderurgica Nacional SA	1,170,716

26,400	Construtora Tenda SA	161,549

2,700	Grendene SA	5,249

2,410,900	JBS SA	17,256,478

73,200	Kroton Educacional SA	178,183

73,800	Mahle-Metal Leve SA	422,020

49,500	Marfrig Global Foods SA *	99,813

502,600	MRV Engenharia e Participacoes SA	2,391,022

1,480,440	Petrobras Distribuidora SA	10,296,226

36,500	Qualicorp Consultoria e Corretora de Seguros SA	252,001

109,400	Tupy SA	466,027

79,900	YDUQS Part	607,016

	Total Brazil	59,270,006

	Canada — 1.3%

12,800	Absolute Software Corp	75,758

18,300	AGF Management Ltd – Class B	76,972

9,000	Bank of Montreal	617,670

14,737	BRP Inc Sub Voting	528,425

28,400	Canaccord Genuity Group Inc	106,868

47,700	Canadian National Railway Co (b) (c)	4,395,078

4,000	Canadian National Railway Co (c)	368,334

29,800	Canfor Pulp Products Inc	203,233

1,900	Centerra Gold Inc *	17,282

700	CGI Inc *	54,900

3,800	Cogeco Inc	267,832

23,900	Dundee Precious Metals Inc *	94,243

3,900	Eldorado Gold Corp *	35,841

38,900	Enerflex Ltd	356,452

4,000	Enghouse Systems Ltd	114,586

7,700	Labrador Iron Ore Royalty Corp	150,599

10,700	Manulife Financial Corp	177,530

9,900	Martinrea International Inc	75,919

4,500	Morguard North American Residential Real Estate Investment Trust	66,009

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

10,300	Rogers Sugar Inc	41,544

199,600	Royal Bank of Canada	14,928,773

54,000	Russel Metals Inc	811,582

6,900	Suncor Energy Inc	201,687

64,900	Sun Life Financial Inc (b)	2,661,549

15,100	TFI International Inc	439,481

149,300	Toronto-Dominion Bank (The)	8,096,335

19,200	Transcontinental Inc – Class A	203,046

11,200	Wajax Corp	132,660

20,400	Westshore Terminals Investment Corp (a)	334,790

	Total Canada	35,634,978

	Chile — 0.1%

4,130,390	Enel Americas SA	676,569

71,800	Enel Americas SA ADR	587,324

1,606	Inversiones La Construccion SA	23,235

	Total Chile	1,287,128

	China — 7.0%

88,000	361 Degrees International Ltd	18,621

586,000	7Road Holdings Ltd	170,199

41,000	AAC Technologies Holdings Inc	176,090

2,749,668	Agile Group Holdings Ltd	3,500,409

922,500	Agricultural Bank of China Ltd – Class A	438,969

36,171,000	Agricultural Bank of China Ltd – Class H	13,905,988

20,100	Alibaba Group Holding Ltd Sponsored ADR * (a)	3,518,103

103,400	Anhui Conch Cement Co Ltd – Class A	570,857

984,000	Anhui Conch Cement Co Ltd – Class H	5,523,500

34,300	Anhui Expressway Co Ltd – Class A	26,295

78,000	ANTA Sports Products Ltd	647,013

67,500	Asia Cement China Holdings Corp.	78,906

6,470,500	BAIC Motor Corp Ltd – Class H	3,637,145

8,014,000	Bank of China Ltd – Class H	3,064,330

17,416,000	Bank of Communications Co Ltd – Class H	11,375,335

11,000	Baoye Group Co Ltd – Class H *	6,094

328,600	Beijing North Star Co Ltd – Class A	156,278

65,000	BYD Electronic International Co Ltd	77,804

175,000	Cabbeen Fashion Ltd	36,846

199,000	CGN Power Co Ltd – Class H	52,463

139,000	China Aoyuan Group Ltd	163,116

1,734,000	China Cinda Asset Management Co Ltd – Class H	359,593

7,496,000	China CITIC Bank Corp Ltd – Class H	3,913,955

94,000	China Communications Construction Co Ltd – Class A	131,353

50,000	China Communications Construction Co Ltd – Class H	38,701

7,006,000	China Communications Services Corp Ltd – Class H	3,913,168

Shares	Description	Value ($)

	China — continued

658,900	China Construction Bank Corp – Class A	636,268

5,024,000	China Construction Bank Corp – Class H	3,733,407

2,526,000	China Everbright Bank Co Ltd – Class H	1,051,969

58,000	China Evergrande Group	119,728

1,058,000	China Greenfresh Group Co Ltd *	79,560

646,000	China Huarong Asset Management Co Ltd – Class H	101,089

618,000	China Jinmao Holdings Group Ltd	344,053

3,492,000	China Lesso Group Holdings Ltd	3,347,223

538,000	China Lilang Ltd	438,524

2,517,000	China Machinery Engineering Corp – Class H	984,260

160,000	China Medical System Holdings Ltd.	198,962

138,700	China Merchants Bank Co Ltd – Class A	665,487

3,222,500	China Minsheng Banking Corp Ltd – Class H	2,117,366

148,000	China Mobile Ltd	1,224,638

20,800	China Mobile Ltd Sponsored ADR	859,248

968,000	China National Building Material Co Ltd – Class H	826,424

119,500	China National Chemical Engineering Co Ltd – Class A	92,512

64,000	China Oriental Group Co Ltd	25,255

31,000	China Overseas Grand Oceans Group Ltd	14,657

594,000	China Overseas Land & Investment Ltd	1,873,788

65,000	China Overseas Property Holdings Ltd	33,060

79,900	China Pacific Insurance Group Co Ltd – Class A	422,813

9,500	China Petroleum & Chemical Corp ADR	552,615

209,198	China Petroleum & Chemical Corp – Class A	145,728

9,760,000	China Petroleum & Chemical Corp – Class H	5,693,351

162,000	China Pioneer Pharma Holdings Ltd *	11,326

111,700	China Railway Construction Corp Ltd – Class A	142,359

7,944,000	China Railway Construction Corp Ltd – Class H	8,561,432

93,499	China Railway Group Ltd – Class A	78,660

4,284,042	China Railway Group Ltd – Class H	2,797,269

438,000	China Railway Signal & Communication Corp Ltd – Class H	262,032

287,000	China Reinsurance Group Corp – Class H	46,798

182,000	China Resources Cement Holdings Ltd	160,812

18,000	China Resources Gas Group Ltd	88,824

376,000	China Resources Land Ltd	1,524,368

2,691,500	China Resources Pharmaceutical Group Ltd	2,774,280

1,716,000	China SCE Group Holdings Ltd	831,692

218,579	China Shenhua Energy Co Ltd – Class A	571,802

2,385,000	China Shenhua Energy Co Ltd – Class H	4,680,183

807,000	China Shineway Pharmaceutical Group Ltd	750,175

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

128,054	China South Publishing & Media Group Co Ltd – Class A	220,218

252,299	China State Construction Engineering Corp Ltd – Class A	193,203

38,000	China State Construction International Holdings Ltd	34,199

24,232,000	China Telecom Corp Ltd – Class H	10,828,055

207,589	China Vanke Co Ltd – Class A	749,369

272,300	China Vanke Co Ltd – Class H	938,433

333,396	China Yangtze Power Co Ltd – Class A	868,648

28,100	China Yuchai International Ltd	364,176

66,300	Chinese Universe Publishing and Media Group Co Ltd – Class A	116,365

49,200	Chongqing Changan Automobile Co Ltd – Class A	55,126

16,500	Chongqing Department Store Co Ltd – Class A	64,270

264,000	Chongqing Rural Commercial Bank Co Ltd – Class H	127,386

148,000	CIFI Holdings Group Co Ltd	79,321

419,000	CNOOC Ltd	620,713

400	CNOOC Ltd Sponsored ADR	59,296

637,000	Country Garden Holdings Co Ltd	788,917

112,000	CRRC Corp Ltd – Class A	114,163

74,000	CRRC Corp Ltd – Class H	50,796

100,000	Dah Chong Hong Holdings Ltd	27,905

727,599	Daqin Railway Co Ltd – Class A	788,282

27,000	Dongfang Electric Corp Ltd – Class A	35,476

2,236,000	Dongfeng Motor Group Co Ltd – Class H	2,071,888

303,000	Dongyue Group Ltd	142,585

78,225	Fangda Carbon New Material Co Ltd – Class A*	112,312

127,460	Fangda Special Steel Technology Co Ltd – Class A	147,890

500	Fanhua Inc (a)	13,625

236,000	Future Land Development Holdings Ltd	185,904

108,000	Geely Automobile Holdings Ltd	166,370

27,300	Gemdale Corp – Class A	42,896

168,000	Gemdale Properties & Investment Corp Ltd	18,596

105,000	Genertec Universal Medical Group Co Ltd	73,834

1,013,500	Great Wall Motor Co Ltd – Class H	641,636

50,100	Gree Electric Appliances Inc of Zhuhai – Class A	390,123

94,099	GRG Banking Equipment Co Ltd – Class A	89,629

546,000	Guangdong Investment Ltd	1,149,408

21,085	Guangdong Provincial Expressway Development Co Ltd – Class A	22,098

850,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	3,172,081

4,276,679	Guangzhou R&F Properties Co Ltd – Class H	6,864,766

Shares	Description	Value ($)

	China — continued

1,430,000	Haier Electronics Group Co Ltd	3,723,352

18,000	Haitian International Holdings Ltd	33,794

43,500	Hebei Construction Group Corp Ltd – Class H	29,742

349,089	Hisense Home Appliances Group Co Ltd – Class A	576,581

411,000	Hisense Home Appliances Group Co Ltd – Class H	431,123

103,183	HLA Corp Ltd – Class A	121,626

3,900	Hollysys Automation Technologies Ltd	61,035

2,394,000	Huabao International Holdings Ltd	907,907

119,598	Huaxin Cement Co Ltd – Class A	311,177

1,007,000	IGG Inc	680,778

942,900	Industrial & Commercial Bank of China Ltd – Class A	711,307

3,527,000	Industrial & Commercial Bank of China Ltd – Class H	2,224,325

626,500	Kingboard Holdings Ltd	1,462,946

188,500	Kingboard Laminates Holdings Ltd	148,375

344,000	Kunlun Energy Co Ltd	299,044

368,000	Lenovo Group Ltd	241,399

492,384	Livzon Pharmaceutical Group Inc – Class H	1,349,735

334,400	Logan Property Holdings Co Ltd	469,826

102,000	Longfor Group Holdings Ltd	362,709

1,852,000	Lonking Holdings Ltd	440,096

91,300	Metallurgical Corp of China Ltd – Class A	35,150

30,000	Midea Group Co Ltd – Class A	221,976

1,100	NetEase Inc ADR (a)	280,500

27,800	New China Life Insurance Co Ltd – Class H	109,359

237,000	People’s Insurance Co Group of China Ltd (The) – Class H	92,597

612,000	PICC Property & Casualty Co Ltd – Class H	699,817

200,400	Ping An Insurance Group Co of China Ltd – Class A	2,452,012

36,000	Ping An Insurance Group Co of China Ltd – Class H	413,028

17,800	Poly Developments and Holdings Group Co Ltd – Class A	33,500

605,000	Poly Property Group Co Ltd	211,667

10,350,000	Postal Savings Bank of China Co Ltd – Class H	6,223,862

723,000	Powerlong Real Estate Holdings Ltd	422,891

102,000	Qingling Motors Co Ltd – Class H	24,307

86,000	Red Star Macalline Group Corp Ltd – Class H	67,866

232,100	RiseSun Real Estate Development Co Ltd – Class A	263,416

175,000	Road King Infrastructure Ltd	307,038

103,200	Shanghai Construction Group Co Ltd – Class A	51,995

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

316,000	Shanghai Jin Jiang Capital Co Ltd – Class H	47,460

5,000	Shanghai Jinqiao Export Processing Zone Development Co Ltd – Class A	9,557

60,980	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	118,099

39,600	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	98,027

43,099	Shanghai Oriental Pearl Group Co Ltd – Class A	56,325

2,678,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	5,049,262

138,025	Shanghai SMI Holding Co Ltd – Class A	110,117

27,400	Shanxi Lu’an Environmental Energy Development Co Ltd – Class A	28,418

31,735	Shenzhen Expressway Co Ltd – Class A	42,564

4,000	Shenzhen Expressway Co Ltd – Class H	4,894

114,260	Shenzhen Investment Ltd	43,220

4,405,500	Shimao Property Holdings Ltd	12,426,570

731,000	Sihuan Pharmaceutical Holdings Group Ltd	130,136

30,000	Sinopec Engineering Group Co Ltd – Class H	19,562

126,973	Sinopec Shanghai Petrochemical Co Ltd – Class A	74,982

6,614,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	1,904,709

270,000	Sinopharm Group Co Ltd – Class H	974,434

1,257,000	Sinotruk Hong Kong Ltd	1,934,078

82,000	SSY Group Ltd	72,311

22,000	Sunac China Holdings Ltd.	87,715

282,721	Suning Universal Co Ltd – Class A	148,762

76,698	Suzhou Gold Mantis Construction Decoration Co Ltd – Class A	103,632

69,500	Tencent Holdings Ltd	2,869,344

5,000	Tencent Holdings Ltd ADR	206,350

245,000	Texhong Textile Group Ltd	206,012

646,000	Tianjin Port Development Holdings Ltd	55,927

2,312,000	Tianneng Power International Ltd	1,821,766

978,000	Times China Holdings Ltd	1,486,687

132,999	Weichai Power Co Ltd – Class A	215,708

1,993,000	Weichai Power Co Ltd – Class H	3,041,335

143,199	Weifu High-Technology Group Co Ltd – Class A	338,872

523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	365,209

2,048,000	Xtep International Holdings Ltd	1,167,264

32,400	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	154,414

86,220	Youngor Group Co Ltd – Class A	74,663

238,000	Yuexiu Property Co Ltd	51,190

112,000	Yuexiu Transport Infrastructure Ltd	86,950

1,700	Yum China Holdings Inc (a)	77,231

Shares	Description	Value ($)

	China — continued

520,358	Yuzhou Properties Co Ltd	218,390

356,000	Zhejiang Expressway Co Ltd – Class H	297,362

67,502	Zhejiang Weixing New Building Materials Co Ltd – Class A	138,437

43,599	Zhengzhou Yutong Bus Co Ltd – Class A	88,663

24,000	Zhenro Properties Group Ltd.	14,682

	Total China	199,754,234

	Colombia — 0.0%

129,114	Almacenes Exito SA	659,325

	Czech Republic — 0.0%

47	Philip Morris CR AS	27,002

	Denmark — 0.1%

10,818	Matas A/S	85,314

12,157	Royal Unibrew A/S	1,053,651

25,422	Scandinavian Tobacco Group A/S	292,721

	Total Denmark	1,431,686

	Finland — 0.2%

3,573	Aktia Bank Oyj	32,414

183,071	Neste Oyj (b)	5,774,650

9,960	Tokmanni Group Corp	112,064

	Total Finland	5,919,128

	France — 2.1%

3,147	AKWEL	56,566

15,076	Alten SA	1,800,175

16,660	BNP Paribas SA	750,964

1,005	Bonduelle SCA	25,793

1,384	Christian Dior SE	681,839

6,434	Cie Generale des Etablissements Michelin SCA	677,367

61,053	CNP Assurances	1,109,102

21,078	Coface SA	248,946

7,418	Dassault Systemes SE	1,045,966

14,115	Gaztransport Et Technigaz SA	1,321,292

1,517	Hermes International	1,035,944

3,802	Interparfums SA	166,413

1,258	Ipsen SA	132,229

15,854	IPSOS(b)	427,248

4,094	Kaufman & Broad SA	156,089

62,569	L’Oreal SA(b)	17,084,840

20,008	Lagardere SCA	426,162

32,810	Metropole Television SA	563,748

18,648	Neopost SA	378,948

288,412	Peugeot SA	6,448,071

6,283	Rothschild & Co	178,956

22,858	Safran SA	3,319,936

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued

167,261	Sanofi	14,368,998

37,400	Sanofi ADR (b)	1,606,330

223,800	STMicroelectronics NV – NY Shares	3,961,260

76,016	Television Francaise 1	691,928

675	Vilmorin & Cie SA	36,232

	Total France	58,701,342

	Germany — 1.1%

1,668	adidas AG	494,248

53,180	Allianz SE (Registered)	11,737,032

1,083	Amadeus Fire AG	126,635

45,036	Bayer AG (Registered)	3,347,244

40,978	Bayerische Motoren Werke AG	2,740,622

34,813	Borussia Dortmund GmbH & Co KGaA	375,413

12,303	Carl Zeiss Meditec AG	1,421,797

3,324	Cewe Stiftung & Co KGaA	300,212

189,631	Deutsche Lufthansa AG (Registered)	2,922,842

44,294	Deutsche Pfandbriefbank AG (b)	525,948

738	Deutsche Telekom AG (Registered) (b)	12,321

120,489	Deutz AG	703,506

25,288	Dialog Semiconductor Plc *	1,197,971

2,330	DWS Group GmbH & Co KGaA	67,464

2,227	Eckert & Ziegler Strahlen- und Medizintechnik AG	388,418

3,649	Elmos Semiconductor AG	99,467

11,056	Hamburger Hafen und Logistik AG	267,447

902	Henkel AG & Co KGaA	83,495

14,910	Software AG (b)	402,155

5,758	Takkt AG	72,969

7,333	Talanx AG *	304,220

18,413	Volkswagen AG	3,011,183

1,599	Wacker Neuson SE	28,385

654	Washtec AG	34,988

	Total Germany	30,665,982

	Greece — 0.0%

12,055	FF Group * (d)	—

4,273	Motor Oil Hellas Corinth Refineries SA	104,422

	Total Greece	104,422

	Hong Kong — 0.2%

550,400	Champion (REIT)	370,298

30,100	Dah Sing Banking Group Ltd	41,112

24,000	Dah Sing Financial Holdings Ltd	88,045

30,000	Kerry Logistics Network Ltd	46,381

54,800	Luk Fook Holdings International Ltd	136,542

Shares	Description	Value ($)

	Hong Kong — continued

968,900	SJM Holdings Ltd	913,204

5,426,000	WH Group Ltd	4,348,195

123,500	Wheelock & Co Ltd	716,338

39,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	5,788

26,500	Yue Yuen Industrial Holdings Ltd	67,738

	Total Hong Kong	6,733,641

	Hungary — 0.0%

733,294	Magyar Telekom Telecommunications Plc	1,029,399

8,578	MOL Hungarian Oil & Gas Plc	83,886

	Total Hungary	1,113,285

	India — 1.3%

8,637	Asian Paints Ltd	196,011

534,021	Aurobindo Pharma Ltd	4,509,603

364,498	Balrampur Chini Mills Ltd	679,308

29,418	Divi’s Laboratories Ltd	677,219

6,655	Dr Reddy’s Laboratories Ltd	238,968

27,900	Dr Reddy’s Laboratories Ltd ADR	997,425

783,724	HCL Technologies Ltd	12,086,190

7,968	HDFC Bank Ltd	249,541

6,653	Hindustan Unilever Ltd	175,441

8,484	Housing Development Finance Corp Ltd	257,583

44,960	ICICI Bank Ltd	258,201

36,519	Indiabulls Housing Finance Ltd	231,648

253,096	Indian Oil Corp Ltd	433,685

212,200	Infosys Ltd Sponsored ADR (a)	2,438,178

8,954	ITC Ltd	30,815

97,185	Just Dial Ltd *	977,255

12,917	Kotak Mahindra Bank Ltd	259,713

11,327	Larsen & Toubro Infotech Ltd	257,618

94,176	Mphasis Ltd	1,285,595

51,338	NIIT Technologies Ltd	1,071,706

46,457	Oil & Natural Gas Corp Ltd	78,875

400,540	PC Jeweller Ltd	187,439

1,918,447	Power Finance Corp Ltd *	2,831,448

725,397	PTC India Ltd	572,338

2,443,816	REC Ltd	4,963,120

39,108	Sonata Software Ltd	169,396

74,511	Tech Mahindra Ltd	726,020

10,508	Titan Co Ltd	162,461

22,302	Wipro Ltd	79,407

	Total India	37,082,207

	Indonesia — 0.0%

1,018,300	Bukit Asam Persero Tbk PT	176,943

497,700	Indo Tambangraya Megah Tbk PT	455,096

1,112,400	Mitra Pinasthika Mustika Tbk PT	49,725

999,700	Panin Financial Tbk PT *	21,413

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

794,000	Ramayana Lestari Sentosa Tbk PT	67,693

	Total Indonesia	770,870

	Ireland — 0.0%

26,300	CRH Plc Sponsored ADR	884,206

	Israel — 0.0%

5,581	AudioCodes Ltd	97,278

8,692	Discount Investment Corp Ltd (Registered)	12,890

2,045	Fox Wizel Ltd	62,108

1,340	Israel Corp Ltd (The)	258,664

794,563	Oil Refineries Ltd *	393,796

	Total Israel	824,736

	Italy — 1.0%

31,247	ACEA SPA	608,217

4,657	ASTM SPA	143,723

33,876	Banca Mediolanum SPA	246,411

93,324	Cofide SPA	46,382

4,091	El.En. SPA	81,340

48,170	Enav SPA	272,335

1,436,257	Enel SPA	10,419,737

136,791	EXOR NV	9,293,560

115,200	Fiat Chrysler Automobiles NV (b)	1,513,728

8,732	Fiera Milano SPA	39,859

32,319	Hera SPA	129,036

442,429	Iren SPA	1,202,793

6,421	La Doria SPA	55,140

10,418	Leonardo SPA	128,011

7,006	MARR SPA	152,407

54,867	Mediobanca Banca di Credito Finanziario SPA	545,285

320,815	Saras SPA	499,428

46,870	Snam SPA	237,698

63,704	Societa Cattolica di Assicurazioni SC	519,602

3,642	Unieuro SPA	46,657

128,603	Unipol Gruppo SPA	649,335

369,551	UnipolSai Assicurazioni SPA (a)	939,622

	Total Italy	27,770,306

	Japan — 4.4%

16,000	AOKI Holdings Inc (a) (b)	156,412

767,600	Asahi Kasei Corp (b)	6,934,557

5,800	Asahi Yukizai Corp	67,300

946,100	Astellas Pharma Inc (b)	13,059,469

45,200	Bandai Namco Holdings Inc	2,655,843

199,200	Brother Industries Ltd	3,443,797

6,000	Cawachi Ltd	113,924

5,500	Central Glass Co Ltd	113,932

52,600	Daicel Corp	405,863

Shares	Description	Value ($)

	Japan — continued

10,500	Daiwabo Holdings Co Ltd	408,051

1,560	Denka Co Ltd	40,619

26,000	DTS Corp	542,133

8,200	Ehime Bank Ltd (The)	85,276

15,300	Elecom Co Ltd	600,829

87,700	Fancl Corp	2,125,891

55,600	Fuji Electric Co Ltd	1,582,107

17,300	Fuji Media Holdings Inc	224,114

1,800	Fujicco Co Ltd	32,274

114,500	FUJIFILM Holdings Corp (b)	4,897,207

11,700	Fujitsu Ltd	902,285

200	Fukuyama Transporting Co Ltd	6,927

8,700	Furuno Electric Co Ltd	72,374

2,200	G-7 Holdings Inc	61,498

55,500	Hakuhodo DY Holdings Inc	818,374

5,260	Hanwa Co Ltd (b)	141,608

2,600	Heiwado Co Ltd	48,115

320,500	Hitachi Ltd	10,933,001

360,300	Honda Motor Co Ltd	8,537,234

500	Hosokawa Micron Corp	17,453

31,600	House Foods Group Inc	1,203,571

5,400	Infocom Corp	129,044

91,600	Isuzu Motors Ltd	983,739

431,600	ITOCHU Corp	8,598,583

5,400	Itochu Enex Co Ltd	41,211

3,600	Itochu Techno-Solutions Corp	99,075

7,900	Jeol Ltd	173,538

7,300	Kajima Corp	88,735

58,700	Kanematsu Corp	666,568

144,000	KDDI Corp	3,835,558

13,500	Keihin Corp	184,022

410,574	Konica Minolta Inc	2,915,710

48,200	MCJ Co Ltd	306,256

1,339,700	Mitsubishi Chemical Holdings Corp	9,182,882

28,700	Mitsubishi Electric Corp (b)	345,445

44,700	Mitsubishi Gas Chemical Co Inc	536,716

9,300	Mitsui Chemicals Inc (b)	198,407

6,000	Mitsui Sugar Co Ltd	122,870

23,200	NEC Corp	993,014

9,700	Nichias Corp	160,989

10,700	Nichiha Corp	271,274

12,300	Nippo Corp	218,412

4,500	Nippon Flour Mills Co Ltd	70,123

3,200	Nippon Soda Co Ltd	73,448

318,900	Nippon Telegraph & Telephone Corp	15,287,380

3,900	Nissin Electric Co Ltd	46,030

8,300	Obayashi Corp	76,384

7,300	Osaki Electric Co Ltd	45,362

9,900	Prima Meat Packers Ltd	195,609

1,900	Rion Co Ltd	40,026

24,500	Rohto Pharmaceutical Co Ltd	606,946

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

6,600	Roland DG Corp	121,406

1,900	Ryobi Ltd	28,506

7,200	Seiko Holdings Corp	151,072

68,700	Sekisui Chemical Co Ltd (b)	988,347

46,500	Shionogi & Co Ltd (b)	2,488,931

28,800	Showa Corp	368,003

1,563,600	Sojitz Corp	4,763,130

1,534,900	Sumitomo Chemical Co Ltd	6,706,938

28,200	T-Gaia Corp	565,935

9,600	Teijin Ltd	172,377

12,100	Tokyu Construction Co Ltd	83,393

2,700	Tomy Co Ltd	28,117

1,100	Toshiba TEC Corp	31,889

18,600	Tosoh Corp	238,371

3,300	Towa Pharmaceutical Co Ltd	75,534

6,400	TPR Co Ltd	98,981

32,100	TS Tech Co Ltd (b)	879,940

7,500	UKC Holdings Corp	118,629

9,900	Wacoal Holdings Corp	230,691

4,900	YAMABIKO Corp	47,466

2,200	Yamaya Corp	46,575

12,300	Yuasa Trading Co Ltd	338,538

	Total Japan	125,298,163

	Luxembourg — 0.0%

1,700	Ternium SA Sponsored ADR	30,022

	Malaysia — 0.1%

113,200	AMMB Holdings Berhad	112,913

77,400	Bermaz Auto Berhad	41,937

832,600	DRB-Hicom Berhad	497,758

51,400	IOI Properties Group Berhad	14,520

314,600	Magnum Berhad	212,266

50,200	MISC Bhd	86,593

19,400	PPB Group Bhd	85,992

2,470,600	Supermax Corp Berhad	873,271

92,500	Syarikat Takaful Malaysia Keluarga Berhad	126,583

	Total Malaysia	2,051,833

	Mexico — 0.6%

10,400	Banco del Bajio SA	17,306

18,400	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	23,384

5,500	Bolsa Mexicana de Valores SAB de CV	10,173

10,200	Corp Inmobiliaria Vesta SAB de CV	15,879

75,100	El Puerto de Liverpool SAB de CV – Class C1	389,562

59,400	Fibra Uno Administracion SA de CV (REIT)	82,247

Shares	Description	Value ($)

	Mexico — continued

202,100	Gentera SAB de CV	150,454

8,000	Grupo Aeroportuario del Centro Norte SAB de CV	47,042

400	Grupo Aeroportuario del Centro Norte SAB de CV ADR	18,712

5,800	Grupo Aeroportuario del Pacifico SAB de CV – Class B	55,136

500	Grupo Aeroportuario del Sureste SAB de CV ADR	73,695

50,000	Grupo Financiero Banorte SAB de CV – Class O	269,790

26,800	Grupo Financiero Inbursa SAB de CV – Class O	33,030

127,942	Grupo Herdez SAB de CV	266,909

94,100	Megacable Holdings SAB de CV CPO	385,011

210,800	Nemak SAB de CV	98,240

5,220	Promotora y Operadora de Infraestructura SAB de CV	43,570

13,700	Qualitas Controladora SAB de CV	46,026

4,600	Regional SAB de CV	20,799

12,000	Unifin Financiera SAB de CV SOFOM ENR	21,100

5,183,038	Wal-Mart de Mexico SAB de CV	14,704,864

	Total Mexico	16,772,929

	Netherlands — 1.3%

123,927	ABN AMRO Group NV CVA	2,197,872

68,022	ASR Nederland NV	2,378,587

4,500	Coca-Cola European Partners Plc (a)	253,530

6,372	Flow Traders	171,071

34,666	Heineken Holding NV	3,430,775

581,863	ING Groep NV	5,558,929

7,679	Intertrust NV	159,503

386,693	Koninklijke Ahold Delhaize NV	9,058,435

3,718	Koninklijke Philips NV	175,245

9,693	Randstad NV	452,591

99,049	Signify NV (b)	2,898,334

138,966	Wolters Kluwer NV	10,003,562

	Total Netherlands	36,738,434

	New Zealand — 0.0%

573,546	Air New Zealand Ltd	1,035,379

16,081	Synlait Milk Ltd *	95,200

	Total New Zealand	1,130,579

	Norway — 0.5%

2,074	Aker ASA – A Shares	106,134

37,309	Aker Solutions ASA *	111,158

108,436	Austevoll Seafood ASA	1,112,804

3,484	Bakkafrost P/F (b)	204,745

288,861	DNB ASA	4,653,627

54,070	Elkem ASA	136,248

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

153,792	Equinor ASA	2,622,629

19,719	Grieg Seafood ASA	241,844

50,979	Kvaerner ASA	66,069

125,509	Leroy Seafood Group ASA	822,464

31,328	Salmar ASA	1,486,244

19,399	SpareBank 1 Nord Norge	144,534

81,076	SpareBank 1 SR-Bank ASA	840,405

	Total Norway	12,548,905

	Pakistan — 0.0%

14,410	Engro Corp Ltd	23,455

58,500	Engro Fertilizers Ltd	24,606

14,250	Lucky Cement Ltd	31,871

44,200	Nishat Mills Ltd	20,430

168,500	Oil & Gas Development Co Ltd	112,553

12,520	Pakistan Oilfields Ltd	29,503

10,800	United Bank Ltd	8,938

	Total Pakistan	251,356

	Peru — 0.0%

800	Credicorp Ltd	165,696

	Philippines — 0.0%

15,825	Globe Telecom Inc	617,119

26,710	Manila Electric Co	187,258

433,000	Megaworld Corp	42,656

1,228,185	Nickel Asia Corp	64,608

38,285	Pilipinas Shell Petroleum Corp	23,092

95,250	Semirara Mining & Power Corp	42,443

	Total Philippines	977,176

	Poland — 0.3%

2,358	Alior Bank SA *	23,937

108,611	Asseco Poland SA	1,525,224

23,456	Bank Polska Kasa Opieki SA	574,154

2,441	Budimex SA *	80,368

3,910	Ciech SA	35,349

161,572	Energa SA *	268,400

12,043	Grupa Lotos SA *	260,071

389	KRUK SA	16,212

1,456	Lubelski Wegiel Bogdanka SA	14,085

60,052	Orange Polska SA *	96,165

40,592	PLAY Communications SA	350,663

48,056	Polski Koncern Naftowy ORLEN SA	1,093,366

428,637	Polskie Gornictwo Naftowe i Gazownictwo SA	510,659

131,660	Powszechna Kasa Oszczednosci Bank Polski SA	1,295,463

243,824	Powszechny Zaklad Ubezpieczen SA	2,288,077

1,033	Santander Bank Polska SA	79,105

684	Stalprodukt SA	35,198

Shares	Description	Value ($)

	Poland — continued

4,357	Warsaw Stock Exchange	43,041

	Total Poland	8,589,537

	Portugal — 0.3%

93,028	Altri SGPS SA	588,192

3,276	EDP Renovaveis SA	36,103

843,479	EDP – Energias de Portugal SA	3,188,186

309,387	Galp Energia SGPS SA	4,446,418

31,099	Navigator Co SA (The)	105,035

94,847	NOS SGPS SA	556,932

31,671	REN – Redes Energeticas Nacionais SGPS SA	88,783

2,970	Semapa-Sociedade de Investimento e Gestao	39,357

715,572	Sonae SGPS SA	649,402

	Total Portugal	9,698,408

	Qatar — 0.1%

165,390	Barwa Real Estate Co	154,412

80,410	Doha Bank QPSC	57,418

46,860	Ezdan Holding Group QSC *	7,810

56,233	Gulf International Services QSC *	24,115

6,837	Industries Qatar QSC	20,415

10,360	Qatar Electricity & Water Co QSC	42,928

162,751	Qatar Gas Transport Co Ltd	106,364

38,200	Qatar Insurance Co SAQ	32,840

32,570	Qatar International Islamic Bank QSC	69,238

6,770	Qatar Islamic Bank SAQ	29,349

135,394	Qatar National Bank QPSC	712,076

32,000	Qatar National Cement Co QSC	50,160

7,382	Qatar Navigation QSC	12,269

	Total Qatar	1,319,394

	Russia — 2.2%

949,170	Alrosa PJSC	1,056,743

5,186,000	ENEL RUSSIA PJSC	71,473

18,270,000	Federal Grid Co Unified Energy System PJSC	48,617

188,080	Gazprom Neft PJSC	1,163,191

1,941	Gazprom Neft PJSC Sponsored ADR	60,219

2,932,908	Gazprom PJSC Sponsored ADR	20,306,458

18,080	Globaltrans Investment Plc Sponsored GDR (Registered)	158,793

22,269,000	Inter RAO UES PJSC	1,432,535

1,047	LSR Group PJSC	11,987

117,814	LUKOIL PJSC Sponsored ADR	9,496,516

22,990	M.Video PJSC *	159,689

8,513	Magnit PJSC Sponsored GDR (Registered)	112,871

1,475,300	Magnitogorsk Iron & Steel Works PJSC	925,678

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

14,100	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	115,162

83,959	MMC Norilsk Nickel PJSC ADR	2,038,410

7,200	Mobile TeleSystems PJSC Sponsored ADR	57,816

415,720	Moscow Exchange MICEX-RTS PJSC	589,669

3,410	Novatek PJSC	65,853

8,685	Novatek PJSC Sponsered GDR (Registered)	1,686,487

61,350	Novolipetsk Steel PJSC	136,885

158,368	Novolipetsk Steel PJSC GDR	3,526,672

5,058	PhosAgro PJSC GDR (Registered)	65,518

9,698	Polymetal International Plc	139,414

4,607	Polyus PJSC GDR (Registered)	262,935

13,600	QIWI Plc Sponsored ADR	330,480

13,680	Raspadskaya OJSC *	25,788

33,442,000	ROSSETI PJSC	587,999

164,200	Rostelecom PJSC	199,435

3,772	Rostelecom PJSC Sponsored ADR	27,502

11,054,000	RusHydro PJSC	90,956

5,210	Safmar Financial Investment	38,190

1,012,180	Sberbank of Russia PJSC Sponsored ADR	13,892,207

1,890	Severstal PJSC	28,417

39,772	Severstal PJSC GDR (Registered)	595,062

568,000	Surgutneftegas PJSC	233,614

8,454	Surgutneftegas PJSC Sponsored ADR	34,835

37,760	Tatneft PJSC	420,899

32,439	Tatneft PJSC Sponsored ADR	2,162,294

9,996	TCS Group Holding Plc GDR (Registered)	186,070

420,000	Unipro PJSC	17,127

7,200	Yandex NV – Class A * (a)	267,120

	Total Russia	62,827,586

	Singapore — 0.4%

94,000	Accordia Golf Trust	35,863

528,900	CapitaLand Ltd	1,321,780

58,200	China Sunsine Chemical Holdings Ltd	43,117

508,900	ComfortDelGro Corp Ltd	897,681

165,100	DBS Group Holdings Ltd	2,911,223

41,100	Frasers Centrepoint Trust (REIT)	81,402

286,300	Frasers Logistics & Industrial Trust (REIT)	251,536

284,400	Japfa Ltd	95,131

20,500	Jardine Cycle & Carriage Ltd	455,360

473,800	Mapletree Greater China Commercial Trust (REIT)	450,194

75,400	Mapletree Industrial Trust (REIT)	125,425

375,700	Mapletree Logistics Trust (REIT)	424,996

29,000	Parkway Life Real Estate Investment Trust (REIT)	64,564

17,800	Singapore Airlines Ltd	113,274

Shares	Description	Value ($)

	Singapore — continued

72,600	Singapore Exchange Ltd	428,583

194,100	Singapore Technologies Engineering Ltd	550,142

44,600	Venture Corp Ltd	486,046

3,229,099	Yangzijiang Shipbuilding Holdings Ltd	2,111,278

311,200	Yanlord Land Group Ltd	246,228

	Total Singapore	11,093,823

	South Africa — 1.2%

1,035,888	Absa Group Ltd	10,488,370

5,264	Anglo American Platinum Ltd	322,447

63,248	Astral Foods Ltd	662,707

59,314	Barloworld Ltd	434,454

2,431	BID Corp Ltd	52,011

1,088,248	Blue Label Telecoms Ltd *	198,807

7,112	Capitec Bank Holdings Ltd	513,228

2,500	Clicks Group Ltd	32,812

11,889	Coronation Fund Managers Ltd	33,363

81,255	Delta Property Fund Ltd (REIT)	5,904

11,202	Discovery Ltd	84,987

70,955	Emira Property Fund Ltd (REIT)	59,855

14,137	Fortress REIT Ltd – Class B	10,073

15,845	Foschini Group Ltd (The)	157,162

306,821	Growthpoint Properties Ltd (REIT)	464,757

12,695	Hyprop Investments Ltd (REIT)	55,079

16,939	Investec Ltd	89,594

37,200	Invicta Holdings Ltd	46,717

1,647	JSE Ltd	14,033

147,896	Kumba Iron Ore Ltd	3,836,719

13,918	Lewis Group Ltd	28,867

320,878	Liberty Holdings Ltd	2,321,225

1,434,339	Merafe Resources Ltd	85,105

33,464	Metair Investments Ltd	48,655

219,427	Momentum Metropolitan Holdings	238,458

110,105	Motus Holdings Ltd	543,126

57,167	Mr Price Group Ltd	646,527

9,689	MultiChoice Group Ltd *	85,237

373,979	Murray & Roberts Holdings Ltd	308,460

338,250	Nedbank Group Ltd	5,043,273

4,247	NEPI Rockcastle Plc	37,672

150,602	Old Mutual Ltd	180,331

78,980	Pepkor Holdings Ltd	86,696

2,904	PSG Group Ltd	38,360

19,313	Rand Merchant Investment Holdings Ltd	37,775

99,539	Raubex Group Ltd	119,152

194,589	Redefine Properties Ltd (REIT)	100,779

243,187	Reunert Ltd	1,031,171

89,270	RMB Holdings Ltd	420,474

63,788	Sanlam Ltd	305,991

1,864	Santam Ltd	34,972

30,427	Sappi Ltd	90,717

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

64,409	Standard Bank Group Ltd	753,610

739,203	Telkom SA SOC Ltd	3,886,407

220,758	Truworths International Ltd	767,989

90,743	Tsogo Sun Gaming Ltd	82,674

33,277	Wilson Bayly Holmes-Ovcon Ltd	219,740

26,502	Woolworths Holdings Ltd	96,421

	Total South Africa	35,202,943

	South Korea — 2.4%

27,827	Aekyung Petrochemical Co Ltd	165,086

22,583	Aju Capital Co Ltd	194,969

24,373	Cheil Worldwide Inc	531,765

332	Cuckoo Holdings Co Ltd	28,750

769	Daelim Industrial Co Ltd	62,076

7,682	DB Insurance Co Ltd	304,142

3,636	DGB Financial Group Inc	20,697

21,573	Dongwha Pharm Co Ltd	146,685

24,043	Dongwon Development Co Ltd	82,592

1,937	GOLFZON Co Ltd	106,390

5,443	GS Home Shopping Inc	718,211

357,046	Hana Financial Group Inc	9,590,797

2,492	Hankook Technology Group Co Ltd	30,379

6,813	Hansae Yes24 Holdings Co Ltd	40,080

11,932	Huons Co Ltd	448,608

10,879	Hyundai Home Shopping Network Corp	837,056

5,321	Hyundai Hy Communications & Network Co Ltd	16,414

2,092	Hyundai Marine & Fire Insurance Co Ltd	41,339

31,501	Hyundai Motor Co	3,348,385

4,270	Il Dong Pharmaceutical Co Ltd	56,665

589,811	Industrial Bank of Korea	6,042,267

7,828	JB Financial Group Co Ltd	35,504

64,126	KB Financial Group Inc	2,095,192

200	KB Financial Group Inc ADR	6,502

389,268	Kia Motors Corp	14,051,004

11,280	Korea Asset In Trust Co Ltd	31,655

25,988	Korea Autoglass Corp	377,896

7,637	KT Hitel Co Ltd *	38,821

5,621	KT Skylife Co Ltd	43,243

3,224	Kyobo Securities Co Ltd	25,396

42,469	LF Corp	676,781

3,619	LG Corp	212,894

22,463	LG Electronics Inc	1,137,814

10,988	LOTTE Himart Co Ltd	284,221

4,095	Meritz Fire & Marine Insurance Co Ltd	60,690

22,873	Mirae Asset Life Insurance Co Ltd	77,953

2,709	Orange Life Insurance Ltd	60,318

2,043	POSCO	356,310

28,512	Samjin Pharmaceutical Co Ltd	634,614

59,193	Samsung Electronics Co Ltd	2,155,156

6,418	Sebang Global Battery Co Ltd	203,274

Shares	Description	Value ($)

	South Korea — continued

298,802	Shinhan Financial Group Co Ltd	10,057,752

10,940	SK Holdings Co Ltd	1,809,009

41,652	SK Hynix Inc	2,667,422

271,900	SK Telecom Co Ltd Sponsored ADR	5,954,610

16,122	SL Corp	286,952

164,775	Woori Financial Group Inc	1,621,445

	Total South Korea	67,775,781

	Spain — 1.4%

103,698	ACS Actividades de Construccion y Servicios SA	3,924,095

32,844	Aena SME SA (b)	5,930,227

38,878	Almirall SA	741,072

26,856	Cia de Distribucion Integral Logista Holdings SA	527,521

20,030	Enagas SA	436,115

402,379	Endesa SA	10,341,490

1,043,391	Iberdrola SA	10,740,674

1,295,400	International Consolidated Airlines Group SA	6,645,311

157,766	Mapfre SA	411,145

13,831	Mediaset Espana Comunicacion SA	87,525

6,476	Red Electrica Corp SA	128,604

	Total Spain	39,913,779

	Sweden — 0.8%

105,331	Betsson AB *	509,296

4,831	Bravida Holding AB	40,472

11,765	Bufab AB	119,332

5,973	Instalco Intressenter AB	56,548

55,198	Klovern AB – B Shares	99,777

4,438	KNOW IT AB	81,001

39,146	Nobina AB	221,039

42,407	Peab AB	347,945

71,479	Resurs Holding AB	406,253

242,256	Sandvik AB	3,479,559

3,392	SkiStar AB	40,122

345,445	Svenska Cellulosa AB SCA – Class B (a)	2,984,800

54,990	Swedish Match AB	2,157,565

5,157	Tethys Oil AB	41,270

24,788	Volvo AB – A Shares	342,597

855,141	Volvo AB – B Shares	11,834,307

	Total Sweden	22,761,883

	Switzerland — 0.9%

3,840	ALSO Holding AG (Registered) *	548,162

92	Bell Food Group AG (Registered) *	23,105

7,645	BKW AG	499,371

2,877	Bobst Group SA (Registered) (a)	140,078

467	Coltene Holding AG (Registered) *	35,301

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

1,080	Feintool International Holding AG (Registered) *	59,597

270	Georg Fischer AG (Registered)	221,925

30	Gurit Holding AG	34,425

5,637	Huber + Suhner AG (Registered)	362,315

158	Inficon Holding AG (Registered)	99,347

66	Interroll Holding AG (Registered)	122,550

3,116	Kardex AG (Registered)	437,280

739	Komax Holding AG (Registered) (a)	140,372

1,932	Liechtensteinische Landesbank AG	120,678

16,123	Mobilezone Holding AG (Registered) *	160,788

13,767	Nestle SA (Registered)	1,547,058

23,403	Novartis AG (Registered)	2,109,889

2,116	Orior AG *	181,429

12,593	Roche Holding AG	3,430,871

53,661	Roche Holding AG – Genusschein	14,663,416

14	Schweizerische Nationalbank (Registered)	75,806

	Total Switzerland	25,013,763

	Taiwan — 3.0%

160,000	AcBel Polytech Inc	112,739

32,000	Actron Technology Corp	96,630

32,000	Advanced Wireless Semiconductor Co	68,292

34,000	Advantech Co Ltd	288,932

8,000	Amazing Microelectronic Corp	28,685

28,000	Arcadyan Technology Corp	93,065

1,000	ASPEED Technology Inc	24,481

268,000	Asustek Computer Inc	1,739,106

13,000	Aten International Co Ltd	34,595

8,400	Aurora Corp	25,574

226,000	Catcher Technology Co Ltd	1,583,980

157,000	Cathay Financial Holding Co Ltd	200,605

186,606	Chailease Holding Co Ltd	739,367

6,000	Chaun-Choung Technology Corp	48,186

269,000	Chicony Electronics Co Ltd	755,200

110,000	Chin-Poon Industrial Co Ltd	111,795

1,021,000	China Development Financial Holding Corp	295,318

306,000	China Motor Corp	243,423

61,000	Chipbond Technology Corp	121,560

20,000	Chong Hong Construction Co Ltd	50,913

7,000	Cleanaway Co Ltd	33,988

243,000	Compal Electronics Inc	138,804

1,608,000	Coretronic Corp	1,968,498

1,352,000	CTBC Financial Holding Co Ltd	875,727

18,000	CTCI Corp	25,093

96,000	Cyberlink Corp	283,303

52,700	Elan Microelectronics Corp	142,850

12,000	Elite Advanced Laser Corp	21,830

44,000	Elite Material Co Ltd	184,967

172,000	Far Eastern Department Stores Ltd	129,533

Shares	Description	Value ($)

	Taiwan — continued

97,000	Farglory Land Development Co Ltd	116,235

454,500	Feng TAY Enterprise Co Ltd	2,959,538

111,000	FLEXium Interconnect Inc	331,208

56,000	Formosa Advanced Technologies Co Ltd	59,447

76,000	Formosa Chemicals & Fibre Corp	213,052

106,000	Formosa Petrochemical Corp	327,779

103,000	Formosa Plastics Corp	308,436

735,000	Formosa Taffeta Co Ltd	796,469

396,000	Foxconn Technology Co Ltd	799,163

56,000	Fubon Financial Holding Co Ltd	77,786

22,000	Fusheng Precision Co Ltd	114,861

10,000	Getac Technology Corp	15,071

15,000	Giant Manufacturing Co Ltd	104,443

1,382,000	Gigabyte Technology Co Ltd	2,322,591

61,000	Global Mixed Mode Technology Inc	233,064

73,000	Globalwafers Co Ltd	670,223

2,647,000	Grand Pacific Petrochemical	1,562,102

1,595,370	Great Wall Enterprise Co Ltd	1,873,180

28,000	Hannstar Board Corp	34,990

75,000	HannStar Display Corp	15,989

152,000	Highwealth Construction Corp	239,453

17,000	Hiroca Holdings Ltd	36,747

70,000	Holiday Entertainment Co Ltd	153,962

692,000	Holtek Semiconductor Inc	1,473,243

12,000	Holy Stone Enterprise Co Ltd	34,799

705,000	Hon Hai Precision Industry Co Ltd	1,664,186

5,000	Hotai Motor Co Ltd	70,431

56,000	Huaku Development Co Ltd	143,461

100,000	IBF Financial Holdings Co Ltd	33,254

74,700	IEI Integration Corp	86,098

4,080	Innodisk Corp	16,518

90,000	International Games System Co Ltd	1,084,678

1,848,000	Inventec Corp	1,264,421

23,000	Kindom Construction Corp	21,509

6,000	Kingpak Technology Inc	24,829

113,000	Kinpo Electronics	37,059

727,000	Lite-On Semiconductor Corp	949,474

155,000	Lite-On Technology Corp	246,571

71,050	Makalot Industrial Co Ltd	418,274

49,000	MediaTek Inc	573,169

53,202	Mercuries Life Insurance Co Ltd *	17,786

13,000	Merry Electronics Co Ltd	60,508

10,000	Mirle Automation Corp	13,250

2,024,266	Mitac Holdings Corp	1,778,280

2,238,000	Nan Ya Plastics Corp	4,900,739

34,000	Nantex Industry Co Ltd	35,293

556,000	Nanya Technology Corp	1,245,191

16,000	Nichidenbo Corp	24,160

3,000	Nien Made Enterprise Co Ltd	26,241

1,229,000	Novatek Microelectronics Corp	7,279,573

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

77,000	Nuvoton Technology Corp	124,698

11,000	On-Bright Electronics Inc	62,446

48,000	OptoTech Corp	35,334

306,000	Phison Electronics Corp	2,813,356

4,536,000	Pou Chen Corp	5,657,617

21,000	Primax Electronics Ltd	39,472

477,000	Qisda Corp	304,479

355,000	Quanta Computer Inc	638,214

2,014,000	Radiant Opto-Electronics Corp	7,273,693

226,000	Realtek Semiconductor Corp	1,545,666

66,600	Ruentex Development Co Ltd	90,198

499,000	Ruentex Industries Ltd *	1,106,609

76,000	Sampo Corp	42,457

17,000	Sercomm Corp	44,646

10,000	Shin Zu Shing Co Ltd	38,157

80,000	Shinkong Insurance Co Ltd	95,452

25,000	Sigurd Microelectronics Corp	26,493

55,800	Simplo Technology Co Ltd	467,316

11,000	Sinbon Electronics Co Ltd	48,119

31,050	Sinmag Equipment Corp	102,961

43,000	Sitronix Technology Corp	221,494

85,000	Soft-World International Corp	197,884

47,000	Standard Chemical & Pharmaceutical Co Ltd	48,093

956,000	Sunplus Technology Co Ltd *	416,556

27,000	Supreme Electronics Co Ltd	24,623

109,500	Syncmold Enterprise Corp	273,012

23,000	Taiflex Scientific Co Ltd	31,886

55,000	Taiwan Paiho Ltd	146,898

438,000	Taiwan PCB Techvest Co Ltd	515,907

79,000	Taiwan Sakura Corp	106,702

318,000	Taiwan Semiconductor Manufacturing Co Ltd	2,612,887

54,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	2,336,124

580,000	Taiwan Surface Mounting Technology Corp	1,371,103

27,000	Teco Electric and Machinery Co Ltd	21,393

16,000	Test Research Inc	24,489

47,000	Tong Hsing Electronic Industries Ltd	178,779

181,843	TOPBI International Holdings Ltd	564,944

149,485	Topco Scientific Co Ltd	441,583

103,000	Topkey Corp	507,240

29,000	Transcend Information Inc *	60,820

135,000	Tripod Technology Corp	487,538

22,000	TXC Corp	27,902

980,000	Uni-President Enterprises Corp	2,389,777

56,600	United Integrated Services Co Ltd	279,264

29,000	Wah Lee Industrial Corp	49,279

1,774,000	Walsin Lihwa Corp	778,109

36,000	Walsin Technology Corp	180,772

Shares	Description	Value ($)

	Taiwan — continued

182,000	Wistron Corp	144,177

10,000	Yageo Corp	72,142

40,000	YC INOX Co Ltd	33,166

1,000	Youngtek Electronics Corp	1,356

4,051,000	Yuanta Financial Holding Co Ltd	2,327,235

10,600	Yulon Finance Corp	37,094

4,000	Yulon Nissan Motor Co Ltd	31,437

102,000	Yungtay Engineering Co Ltd	210,750

31,000	Zeng Hsing Industrial Co Ltd	130,604

77,000	Zhen Ding Technology Holding Ltd	284,504

	Total Taiwan	85,480,729

	Thailand — 0.2%

614,000	AP Thailand Pcl NVDR	146,203

317,600	Com7 Pcl NVDR	269,125

376,100	Mega Lifesciences Pcl NVDR	382,996

147,500	Pruksa Holding Pcl NVDR	93,400

1,176,900	PTT Global Chemical Pcl NVDR	2,041,436

384,900	Siamgas & Petrochemicals Pcl NVDR	105,300

149,700	Somboon Advance Technology Pcl NVDR	81,153

204,800	Sri Trang Agro-Industry Pcl NVDR	71,374

74,250	Supalai Pcl (Foreign Registered)	47,760

69,175	Supalai Pcl NVDR	44,495

389,700	Thai Beverage Pcl	252,335

765,700	Thanachart Capital Pcl (Foreign Registered)	1,411,548

496,800	Thanachart Capital Pcl NVDR	915,838

	Total Thailand	5,862,963

	Turkey — 0.7%

906,073	Akbank TAS	1,077,003

19,588	Aksa Akrilik Kimya Sanayii AS	29,010

825,054	Dogan Sirketler Grubu Holding AS	187,432

72,752	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	32,675

2,204,744	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	447,566

281,024	Enerjisa Enerji AS	284,422

135,485	Enka Insaat ve Sanayi AS	134,869

412,711	Eregli Demir ve Celik Fabrikalari TAS	455,018

12,517	Ford Otomotiv Sanayi AS	126,376

234,651	Haci Omer Sabanci Holding AS	353,922

2,009,070	KOC Holding AS	6,045,009

22,679	Kordsa Teknik Tekstil AS	45,757

29,793	Koza Altin Isletmeleri AS *	350,076

10,524	Mavi Giyim Sanayi Ve Ticaret AS – Class B	66,701

5,302	Otokar Otomotiv Ve Savunma Sanayi AS	118,797

112,494	Selcuk Ecza Deposu Ticaret ve Sanayi AS	94,679

634,659	Soda Sanayii AS	601,529

34	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

74,247	TAV Havalimanlari Holding AS	301,102

127,454	Tekfen Holding AS	453,960

6,508	Tofas Turk Otomobil Fabrikasi AS	19,773

222,304	Trakya Cam Sanayii AS	97,501

40,088	Tupras-Turkiye Petrol Rafineriler AS	867,703

1,692,039	Turkiye Garanti Bankasi AS	2,591,827

384,207	Turkiye Halk Bankasi AS *	375,378

3,746,482	Turkiye Is Bankasi – Class C	3,554,938

1,011,006	Turkiye Sinai Kalkinma Bankasi AS	145,883

18,023	Turkiye Sise ve Cam Fabrikalari AS	13,420

893,434	Turkiye Vakiflar Bankasi TAO – Class D	714,138

13,496	Vestel Beyaz Esya Sanayi ve Ticaret AS	35,079

1,283,050	Yapi ve Kredi Bankasi AS *	505,827

	Total Turkey	20,127,370

	United Arab Emirates — 0.1%

21,823	Abu Dhabi Commercial Bank PJSC	51,621

83,756	Al Waha Capital PJSC	23,499

82,272	DAMAC Properties Dubai Co PJSC *	21,399

69,915	Dubai Islamic Bank PJSC	97,589

857,612	Emaar Properties PJSC	1,157,935

342,641	RAK Properties PJSC *	41,313

	Total United Arab Emirates	1,393,356

	United Kingdom — 3.4%

541,604	3i Group Plc	7,240,436

18,379	Ashmore Group Plc	101,254

73,582	Ashtead Group Plc	2,042,801

36,980	AstraZeneca Plc	3,303,107

18,635	Auto Trader Group Plc	120,805

39,728	AVEVA Group Plc	1,792,359

748,096	Barratt Developments Plc	5,775,032

79,686	Bellway Plc	2,819,801

118,535	Berkeley Group Holdings Plc (The)	5,661,224

40,741	Bovis Homes Group Plc	510,353

178,371	BP Plc	1,086,325

170,550	British American Tobacco Plc	5,982,606

82,600	British American Tobacco Plc Sponsored ADR (a)	2,899,260

84,504	Britvic Plc	893,882

17,232	CMC Markets Plc	19,876

67,471	Coca-Cola HBC AG *	2,244,898

55,918	Computacenter Plc	908,624

6,219	Dart Group Plc	56,974

7,700	Diageo Plc Sponsored ADR	1,318,856

53,692	Dunelm Group Plc	572,946

199,274	Electrocomponents Plc	1,412,449

13,850	EMIS Group Plc	187,228

283,365	Evraz Plc	1,711,555

Shares	Description	Value ($)

	United Kingdom — continued

526,939	Ferrexpo Plc	1,295,661

23,509	Galliford Try Plc	167,897

158,584	GlaxoSmithKline Plc	3,304,789

30,500	GlaxoSmithKline Plc Sponsored ADR (a)	1,268,190

7,965	Go-Ahead Group Plc (The)	201,818

92,136	Greene King Plc	944,941

21,097	Greggs Plc	543,242

31,785	Halma Plc	762,341

167,349	IG Group Holdings Plc	1,102,144

113,023	Imperial Brands Plc	2,928,768

52,250	Inchcape Plc	368,282

42,168	Intermediate Capital Group Plc	688,560

192,159	JD Sports Fashion Plc	1,448,310

93,162	John Laing Group Plc	402,106

17,655	Jupiter Fund Management Plc	73,592

956,486	Legal & General Group Plc	2,562,617

637,319	Lloyds Banking Group Plc	387,756

21,385	Lookers Plc	12,105

88,453	Meggitt Plc	667,585

125,582	Mondi Plc (c)	2,449,277

167,327	Mondi Plc (c)	3,263,786

36,263	Moneysupermarket.com Group Plc	165,112

47,136	Morgan Advanced Materials Plc	146,871

1,701	Morgan Sindall Group Plc	24,605

63,151	National Express Group Plc	326,485

19,627	Next Plc	1,420,777

7,700	Nomad Foods Ltd *	155,155

13,694	Numis Corp Plc	39,516

27,599	OneSavings Bank Plc	108,256

53,565	Pagegroup Plc	273,475

391,474	Persimmon Plc	9,089,867

36,381	Pets at Home Group Plc	102,981

104,407	Phoenix Group Holdings Plc	822,810

116,286	Plus500 Ltd	965,249

383,018	QinetiQ Group Plc	1,350,363

29,779	Redrow Plc	200,613

7,736	Royal Dutch Shell Plc – Class A	214,806

7,500	Royal Dutch Shell Plc – Class B Sponsored ADR	418,200

12,791	RPS Group Plc	21,114

11,900	Smith & Nephew Plc Sponsored ADR	570,724

25,606	Softcat Plc	325,183

16,773	Spectris Plc	473,692

179,263	Spirent Communications Plc	403,164

27,030	SSP Group Plc	233,055

34,983	Stock Spirits Group Plc	101,326

363,195	Tate & Lyle Plc	3,183,223

119,528	Taylor Wimpey Plc	212,733

48,342	Vesuvius Plc	274,247

	Total United Kingdom	95,130,020

See accompanying notes to the financial statements.	35

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — 5.4%

6,900	1-800-Flowers.com, Inc. – Class A *	101,568

9,300	AAR Corp.	399,528

150,400	Abercrombie & Fitch Co. – Class A	2,198,848

81,603	ACCO Brands Corp. (b)	756,460

22,400	Acushnet Holdings Corp.	581,728

54,900	ADTRAN, Inc.	563,823

33,700	AG Mortgage Investment Trust, Inc. (REIT)	505,163

1,800	Agilysys, Inc. *	49,050

5,200	Alamo Group, Inc.	593,736

400	Allied Motion Technologies, Inc.	12,884

9,100	Alpha & Omega Semiconductor Ltd. *	107,198

8,440	Ameresco, Inc. – Class A * (a)	121,536

1,100	America’s Car-Mart, Inc. *	94,358

200	American National Bankshares, Inc.	6,840

4,100	American Public Education, Inc. *	99,343

3,000	American Vanguard Corp.	42,510

5,400	Apollo Investment Corp. (a)	88,290

28,200	Arbor Realty Trust, Inc. (REIT) (a)	353,910

88,400	Archrock, Inc.	858,364

18,000	Ares Commercial Real Estate Corp. (REIT) (a)	269,820

4,800	Argo Group International Holdings Ltd.	315,456

12,800	Armstrong Flooring, Inc. *	86,656

600	Arrow Financial Corp.	19,296

32,300	Assertio Therapeutics, Inc. * (a)	46,512

9,000	Associated Banc-Corp. (a)	173,160

4,200	Atkore International Group, Inc. *	121,842

61,400	Avaya Holdings Corp. *	866,968

16,100	Avid Technology, Inc. * (a)	120,106

42,400	AVX Corp.	574,520

8,000	Axcelis Technologies, Inc. *	122,480

3,400	BancFirst Corp.	182,818

6,000	BankFinancial Corp.	69,960

24,100	Banner Corp.	1,299,231

800	Bar Harbor Bankshares	17,656

4,700	Bassett Furniture Industries, Inc.	57,246

817	BCB Bancorp, Inc.	10,098

1,800	Bel Fuse, Inc. – Class B	19,800

1,400	Belden, Inc. (a)	63,854

47,900	Benchmark Electronics, Inc.	1,268,392

62,200	Bloomin’ Brands, Inc.	1,122,088

5,200	Bonanza Creek Energy, Inc. *	117,312

48,800	Brady Corp. – Class A	2,303,848

25,600	Braemar Hotels & Resorts, Inc. (REIT)	234,752

27,300	Brightsphere Investment Group, Inc.	248,157

4,500	Brinker International, Inc. (a)	171,000

100	BRT Apartments Corp. (REIT)	1,448

36,300	California Resources Corp. * (a)	355,377

11,000	Camden National Corp.	456,060

20,300	CareTrust REIT, Inc. (a)	482,937

Shares	Description	Value ($)

	United States — continued

21,000	Carpenter Technology Corp. (a)	1,021,440

15,000	Carrols Restaurant Group, Inc. *	109,500

4,300	CBIZ, Inc. *	96,062

30,400	Cedar Realty Trust, Inc. (REIT)	72,048

14,600	Central Garden & Pet Co. *	385,732

700	Central Garden & Pet Co. – Class A *	16,842

2,100	Century Bancorp, Inc. – Class A	170,100

9,500	Chatham Lodging Trust (REIT) (a)	157,605

17,100	Cirrus Logic, Inc. *	917,244

2,800	Citi Trends, Inc.	47,068

4,000	Civista Bancshares, Inc.	81,720

9,200	Clarus Corp.	101,292

2,000	CNB Financial Corp.	52,880

45,600	CNO Financial Group, Inc. (a)	660,288

1,400	Collectors Universe, Inc. (a)	36,288

4,400	Community Trust Bancorp, Inc.	171,160

14,100	Computer Programs & Systems, Inc.	298,215

23,500	Comtech Telecommunications Corp.	628,625

1,590	Consolidated Water Co. Ltd. (a)	23,309

25,200	Core-Mark Holding Co., Inc.	816,228

90,200	CoreCivic, Inc. (REIT) (a)	1,528,890

54,800	CorePoint Lodging, Inc. (REIT)	498,680

3,715	CRA International, Inc.	144,476

20,800	CSG Systems International, Inc. (a)	1,120,704

3,000	CTS Corp.	85,590

4,000	Daktronics, Inc.	28,920

57,000	Dana, Inc. (a)	725,610

241,100	Denbury Resources, Inc. * (a)	260,388

44,400	Designer Brands, Inc. – Class A (b)	732,156

24,200	DHI Group, Inc. *	87,846

85,500	DiamondRock Hospitality Co. (REIT)	809,685

19,700	Digi International, Inc. *	251,766

18,100	Dime Community Bancshares, Inc. (a)	358,923

1,100	Donegal Group, Inc. – Class A	15,873

15,800	Donnelley Financial Solutions, Inc. *	167,954

5,300	Dril-Quip, Inc. * (a)	243,005

9,300	DSP Group, Inc. *	128,712

8,700	Ducommun, Inc. *	358,266

36,366	Dynex Capital, Inc. (REIT) (a)	513,488

3,000	El Paso Electric Co.	200,100

6,800	EMCOR Group, Inc.	594,592

7,200	Employers Holdings, Inc.	310,536

4,700	EnerSys (a)	263,200

21,900	Ennis, Inc.	440,409

49,334	Enova International, Inc. * (b)	1,179,083

2,700	EnPro Industries, Inc.	168,156

1,800	Escalade, Inc.	18,594

1,900	ESSA Bancorp, Inc. (a)	29,070

46,200	Essent Group Ltd.	2,240,700

36,200	Ethan Allen Interiors, Inc.	622,640

12,700	Evolution Petroleum Corp.	75,184

36	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,600	Farmers National Banc Corp.	75,600

2,300	Federal Agricultural Mortgage Corp. – Class C	189,405

43,000	Federal Signal Corp.	1,277,530

39,100	Federated Investors, Inc. – Class B (a)	1,252,764

7,900	FedNat Holding Co.	96,617

4,800	Financial Institutions, Inc.	139,488

6,200	First Bancorp	218,364

7,700	First Commonwealth Financial Corp.	95,249

5,900	First Community Bankshares, Inc.	187,679

17,000	First Defiance Financial Corp.	444,550

4,800	First Financial Corp.	194,880

1,800	First Financial Northwest, Inc.	24,696

3,300	First of Long Island Corp. (The)	71,808

54,700	Flagstar Bancorp, Inc. (a)	1,988,345

200	Flexsteel Industries, Inc.	3,028

7,000	Flushing Financial Corp.	135,030

1,000	FONAR Corp. *	24,100

3,300	FTI Consulting, Inc. * (a)	356,862

164,900	Fulton Financial Corp. (a)	2,630,155

14,200	FutureFuel Corp.	153,076

27,200	G-III Apparel Group Ltd. * (a)	557,872

173,000	Gannett Co., Inc. (a) (b)	1,819,960

22,400	Genie Energy Ltd. – Class B (a)	160,384

30,800	GEO Group, Inc. (The) (REIT) (b)	528,528

7,800	Gorman-Rupp Co. (The)	232,986

4,000	Great Southern Bancorp, Inc.	225,360

15,900	Greif, Inc. – Class A	559,521

30,400	Griffon Corp.	530,480

19,200	Group 1 Automotive, Inc.	1,434,624

7,000	Hackett Group, Inc. (The)	112,910

900	Hallmark Financial Services, Inc. *	15,822

27,700	Haverty Furniture Cos, Inc.	530,455

500	Hawkins, Inc.	22,175

1,100	Heidrick & Struggles International, Inc.	29,205

7,300	Helix Energy Solutions Group, Inc. * (a)	52,852

54,930	Herman Miller, Inc.	2,322,441

32,600	Hersha Hospitality Trust (REIT)	453,140

23,200	Hilltop Holdings, Inc. (a)	551,000

500	Home Bancorp, Inc.	18,640

4,100	HomeTrust Bancshares, Inc.	103,402

1,600	Hurco Cos, Inc.	51,056

11,600	Hyster-Yale Materials Handling, Inc. (a)	632,780

8,000	ICF International, Inc.	677,280

1,800	IDACORP, Inc. (a)	197,658

400	Independence Holding Co.	14,808

19,446	Independent Bank Corp.	377,836

12,200	Information Services Group, Inc. *	32,452

7,600	Ingles Markets, Inc. – Class A	295,488

4,100	Innophos Holdings, Inc.	115,169

14,705	Innospec, Inc.	1,223,162

Shares	Description	Value ($)

	United States — continued

33,000	Insight Enterprises, Inc. *	1,585,980

16,800	Inter Parfums, Inc.	1,080,072

28,800	International Bancshares Corp. (b)	1,024,992

9,900	INTL. FCStone, Inc. * (a)	388,179

111,600	Invesco Mortgage Capital, Inc. (REIT)	1,677,348

165,400	Investors Bancorp, Inc. (a)	1,835,940

50,500	iStar, Inc. (REIT) (a)	646,400

6,800	Johnson Outdoors, Inc. – Class A	380,800

37,426	K12, Inc. * (b)	986,175

9,400	Kelly Services, Inc. – Class A	227,574

5,300	Kennametal, Inc. (a)	158,417

10,100	Kimball Electronics, Inc. *	133,421

14,200	Kimball International, Inc. – Class B	249,210

30,300	Knoll, Inc.	698,718

2,600	Kraton Corp. * (a)	71,344

23,400	La-Z-Boy, Inc. (a)	745,758

23,300	Lantheus Holdings, Inc. *	507,008

95,500	Laredo Petroleum, Inc. * (a)	236,840

69,100	Laureate Education, Inc. – Class A * (a)	1,264,530

3,000	LCNB Corp.	50,310

2,600	Leaf Group Ltd. *	10,868

42,100	Liberty TripAdvisor Holdings, Inc. – Class A *	367,954

8,900	M/I Homes, Inc. * (a)	321,646

7,300	Macatawa Bank Corp.	72,197

100,000	Mallinckrodt Plc * (a)	259,000

15,400	Marchex, Inc. – Class B *	52,360

26,900	Marcus Corp. (The) (b)	902,764

1,308	Marlin Business Services Corp. (a)	28,292

16,000	Materion Corp. (b)	941,440

15,977	Matrix Service Co. *	317,463

1,100	Mercantile Bank Corp.	33,847

13,100	Meridian Bancorp, Inc.	228,988

83,000	Meritor, Inc. * (a)	1,396,060

600	MidWestOne Financial Group, Inc.	17,382

5,000	Miller Industries, Inc.	156,450

3,500	Minerals Technologies, Inc. (a)	168,700

23,400	Modine Manufacturing Co. *	238,914

2,700	Monarch Casino & Resort, Inc. *	119,826

34,400	Monotype Imaging Holdings, Inc. *	679,400

27,000	Moog, Inc. – Class A	2,193,750

28,500	Movado Group, Inc.	613,320

2,200	MTS Systems Corp.	125,114

23,300	Mueller Industries, Inc. (a)	614,188

2,200	MutualFirst Financial, Inc.	66,374

4,300	Myriad Genetics, Inc. * (a)	101,179

600	NACCO Industries, Inc. – Class A	29,868

36,000	National CineMedia, Inc. (a)	295,200

29,900	National General Holdings Corp.	705,042

2,500	Natural Grocers by Vitamin Cottage, Inc. – Class C *	23,600

See accompanying notes to the financial statements.	37

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

89,500	Newmark Group, Inc. – Class A (a)	776,860

10,500	NIC, Inc.	218,610

1,600	Nicolet Bankshares, Inc. *	101,408

1,742	Northrim BanCorp, Inc.	63,060

90,700	Northwest Bancshares, Inc.	1,433,967

341,400	Office Depot, Inc.	443,820

2,400	Office Properties Income Trust (REIT) (a)	65,064

47,000	OFG Bancorp (a)	964,440

200	Oil-Dri Corp. of America	6,152

10,700	Olympic Steel, Inc.	115,025

12,406	Oppenheimer Holdings, Inc. – Class A	344,391

8,300	Oritani Financial Corp.	142,179

500	Orrstown Financial Services, Inc.	10,670

1,100	Otter Tail Corp.	55,682

6,900	Outfront Media, Inc. (REIT)	189,612

16,800	Owens-Illinois, Inc. (a)	170,856

1,700	Park-Ohio Holdings Corp.	46,223

10,400	PC Connection, Inc.	366,392

6,200	PCM, Inc. *	217,062

142,800	PDL BioPharma, Inc. * (a)	334,152

400	Penns Woods Bancorp, Inc.	16,516

38,300	PennyMac Financial Services, Inc. * (a)	1,133,297

99,800	PennyMac Mortgage Investment Trust (REIT)	2,171,648

5,000	Peoples Bancorp, Inc.	153,550

9,000	Perspecta, Inc.	233,550

29,100	Piedmont Office Realty Trust, Inc. – Class A (REIT) (a)	574,434

3,100	Piper Jaffray Cos.	225,556

51,000	Pitney Bowes, Inc.	181,560

39,600	PNM Resources, Inc. (a)	2,019,996

17,200	PolyOne Corp. (a)	550,572

27,700	Popular, Inc. (b)	1,456,189

42,100	Portland General Electric Co.	2,395,069

400	Preformed Line Products Co.	20,500

2,900	Premier Financial Bancorp, Inc.	44,950

20,400	Prestige Consumer Healthcare, Inc. * (a)	650,352

14,300	ProPetro Holding Corp. *	152,295

6,100	Protagonist Therapeutics, Inc. *	79,483

3,600	Protective Insurance Corp. – Class B (a)	58,320

22,200	Provident Financial Services, Inc.	528,582

1,600	QAD, Inc. – Class A	64,832

10,800	Quanex Building Products Corp.	185,976

55,100	Radian Group, Inc.	1,242,505

63,700	Rambus, Inc. *	798,798

6,200	Regis Corp. * (a)	100,254

2,200	Renewable Energy Group, Inc. * (a)	26,774

2,600	Republic Bancorp, Inc. – Class A	110,370

16,100	Resources Connection, Inc.	266,455

1,100	REX American Resources Corp. *	75,548

19,100	Ribbon Communications, Inc. * (a)	98,747

Shares	Description	Value ($)

	United States — continued

3,665	Riverview Bancorp, Inc.	25,838

5,200	Rocky Brands, Inc.	151,528

5,900	Rosetta Stone, Inc. * (a)	107,675

16,900	RTI Surgical Holdings, Inc. * (a)	53,742

12,900	Rudolph Technologies, Inc. * (b)	283,671

10,600	Rush Enterprises, Inc. – Class A (a)	382,766

5,100	Ryerson Holding Corp. *	35,037

12,100	Sandy Spring Bancorp, Inc.	405,108

70,500	Sanmina Corp. *	2,037,450

4,900	ScanSource, Inc. *	138,474

4,400	Scholastic Corp.	154,308

17,600	Schweitzer-Mauduit International, Inc. (a)	590,304

3,100	SEACOR Holdings, Inc. * (a)	145,607

3,700	Seneca Foods Corp. – Class A * (a)	101,676

30,600	Shoe Carnival, Inc.	940,644

8,500	Sierra Bancorp	209,440

6,500	Silgan Holdings, Inc. (a)	193,440

2,500	SilverBow Resources, Inc. *	21,700

25,900	Sonic Automotive, Inc. – Class A	696,969

500	Southern Missouri Bancorp, Inc.	16,700

1,200	Southern National Bancorp of Virginia, Inc.	17,544

3,800	SP Plus Corp. *	131,138

17,800	SpartanNash Co.	191,706

3,000	Speedway Motorsports, Inc.	59,250

41,200	Spok Holdings, Inc.	484,100

23,500	SPX Corp. *	891,825

2,700	Standard Motor Products, Inc.	119,637

4,000	Star Group LP	36,800

2,500	State Auto Financial Corp.	79,925

65,600	Steelcase, Inc. – Class A (b)	1,018,768

11,900	Stepan Co. (b)	1,135,141

4,200	Stoneridge, Inc. * (b)	128,982

58,300	Summit Hotel Properties, Inc. (REIT)	650,628

2,600	SunCoke Energy, Inc. * (a)	16,224

216,900	Sunstone Hotel Investors, Inc. (REIT)	2,850,066

24,500	Sykes Enterprises, Inc. *	710,500

4,100	Systemax, Inc. (a)	82,287

32,400	Tech Data Corp. * (b)	3,004,452

199,336	TEGNA, Inc. (b)	2,852,498

14,600	Telenav, Inc. *	165,272

64,200	Telephone & Data Systems, Inc. (b)	1,617,840

4,500	Territorial Bancorp, Inc.	123,075

700	Timberland Bancorp, Inc.	17,899

22,000	Timken Co. (The) (b)	883,960

22,400	Tower International, Inc. *	692,832

16,200	Tredegar Corp. (a)	280,098

19,700	Tribune Publishing Co.	150,705

15,500	TriCo Bancshares	548,080

2,000	Trinseo SA	70,180

66	Triple-S Management Corp. – Class B *	1,354

38	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

23,400	TrustCo Bank Corp.	179,478

10,200	Trustmark Corp. (a)	333,336

1,200	Twin Disc, Inc. *	12,132

7,800	UMB Financial Corp. (a)	486,096

85,200	Unisys Corp. *	557,208

5,200	United Community Financial Corp.	50,180

1,254	United Security Bancshares	13,017

1,500	Unitil Corp.	90,555

24,200	Universal Corp. (a)	1,211,452

20,800	Universal Forest Products, Inc.	813,280

6,600	Univest Financial Corp.	167,046

3,800	Varex Imaging Corp. * (a)	100,130

10,900	Vectrus, Inc. *	441,014

27,800	Vera Bradley, Inc. * (a)	294,402

1,600	Verint Systems, Inc. *	85,264

9,000	Veritiv Corp. * (a)	149,040

38,700	Verso Corp. – Class A *	395,127

3,200	Village Super Market, Inc. – Class A	79,904

72,300	Vishay Intertechnology, Inc. (a) (b)	1,144,509

7,653	Vishay Precision Group, Inc. *	239,156

223,700	W&T Offshore, Inc. * (a)	979,806

16,200	Walker & Dunlop, Inc.	904,932

55,900	Warrior Met Coal, Inc.	1,168,310

28,100	Washington Federal, Inc.	1,000,360

10,600	Waterstone Financial, Inc.	175,854

5,500	Watts Water Technologies, Inc. – Class A	503,965

10,700	Weis Markets, Inc. (a)	409,061

2,100	West Bancorporation, Inc.	43,764

14,500	Western Asset Mortgage Capital Corp. (REIT)	136,300

3,800	Westwood Holdings Group, Inc.	104,310

3,900	Weyco Group, Inc.	95,667

500	Willis Lease Finance Corp. *	30,885

60,700	World Fuel Services Corp. (b)	2,330,880

3,800	Worthington Industries, Inc.	131,860

116,504	Xenia Hotels & Resorts, Inc. (REIT) (a)	2,354,546

29,300	Xperi Corp.	536,776

27,700	Zumiez, Inc. *	719,646

	Total United States	153,126,097

	TOTAL COMMON STOCKS (COST $1,400,225,690)	1,333,126,370

	PREFERRED STOCKS (e) — 0.8%

	Brazil — 0.2%

181,600	Banco do Estado do Rio Grande do Sul SA – Class B	992,419

19,300	Braskem SA – Class A *	131,525

36,400	Cia Paranaense de Energia – Class B	457,967

20,300	Companhia de Transmissao de Energia Eletrica Paulista	121,575

Shares	Description	Value ($)

	Brazil — continued

220,100	Telefonica Brasil SA	2,852,636

	Total Brazil	4,556,122

	Colombia — 0.0%

2,263	Banco Davivienda SA	27,372

59,576	Grupo Aval Acciones y Valores SA	22,237

	Total Colombia	49,609

	Germany — 0.1%

742	Draegerwerk AG & Co KGaA	35,375

8,178	Henkel AG & Co KGaA	820,667

3,684	Sixt SE	252,460

2,210	Volkswagen AG	355,673

	Total Germany	1,464,175

	Russia — 0.1%

100	AK Transneft PJSC	225,450

7,754	Bashneft PJSC	182,399

722,020	Sberbank of Russia PJSC	2,109,540

3,804,300	Surgutneftegas PJSC	1,839,149

	Total Russia	4,356,538

	South Korea — 0.4%

4,439	Hyundai Motor Co (c)	317,129

3,054	Hyundai Motor Co (c)	191,938

38,442	LG Electronics Inc	820,781

316,358	Samsung Electronics Co Ltd	9,638,648

1,331	Samsung Electronics Co Ltd GDR (Registered)	1,010,887

	Total South Korea	11,979,383

	Sweden — 0.0%

2,374	Akelius Residential Property AB	84,310

	Taiwan — 0.0%

14,463	CTBC Financial Holding Co Ltd	29,836

	TOTAL PREFERRED STOCKS (COST $22,254,299)	22,519,973

	INVESTMENT FUNDS — 0.2%

	United States — 0.2%

89,832	iShares Core MSCI Emerging Markets ETF	4,336,191

	TOTAL INVESTMENT FUNDS (COST $4,304,039)	4,336,191

See accompanying notes to the financial statements.	39

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 14.2%

	United States — 14.2%

	Asset-Backed Securities — 0.6%

103,265	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.12%, due 11/02/30	103,311

236,015	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.23%, due 07/24/29	236,250

241,705	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.23%, due 07/25/29	241,701

31,795	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.20%, due 07/15/30	31,802

478,280	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 04/15/31	477,927

217,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	216,997

162,750	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.76%, due 05/15/30	162,749

234,412	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.72%, due 11/17/27	234,410

230,892	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.02%, due 07/26/31	230,889

174,655	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.42%, due 01/18/25	174,835

353,202	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.38%, due 04/25/26	353,256

550,837	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.43%, due 07/20/25	550,874

217,000	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 04/15/30	216,997

680,482	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.15%, due 10/25/37	677,054

377,624	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 3.00%, due 04/25/36	377,438

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

244,125	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.83%, due 04/20/30	244,122

162,750	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	162,748

171,172	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 01/17/28	171,170

373,860	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.00%, due 07/15/31	373,854

206,530	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/22/30	206,507

154,897	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.95%, due 10/18/30	154,891

198,921	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.03%, due 10/24/30	198,933

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	51,435

366,187	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	366,183

209,224	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.47%, due 01/16/26	209,254

152,165	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.76%, due 11/15/28	152,164

642,000	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.08%, due 10/25/31	641,949

59,377	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.95%, due 10/15/30	59,411

366,838	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.77%, due 05/16/31	366,814

91,190	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.68%, due 05/25/26	91,109

395,396	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 11/28/30	395,366

190,225	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 01/18/31	190,212

40	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

289,142	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.93%, due 01/27/31	289,118

4,816	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Variable Rate, 3 mo. LIBOR + 1.15%, 3.45%, due 04/15/25	4,817

7,238	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.45%, due 04/15/25	7,239

185,535	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.94%, due 02/05/31	185,533

51,633	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.93%, due 10/20/29	51,635

322,245	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.85%, due 01/15/31	322,240

103,265	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.20%, due 07/17/29	103,290

161,312	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.45%, due 05/25/29	160,481

601,999	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.59%, due 07/25/29	594,157

309,225	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.98%, due 04/20/31	309,221

397,537	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	397,532

264,141	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.23%, due 07/20/30	264,371

121,332	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.52%, due 02/25/30	120,133

344,943	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 2.70%, due 04/25/31	343,513

1,000,899	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, due 06/25/37	989,518

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

499,100	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 04/19/30	499,079

371,754	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.97%, due 01/16/31	370,767

253,706	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/12/30	252,880

826,147	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.38%, due 03/26/29	822,767

3,036	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	3,036

57,058	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.95%, due 10/15/29	57,055

86,145	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.10%, due 07/19/30	86,152

259,611	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 01/25/31	259,608

44,256	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.17%, due 08/16/29	44,264

108,700	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 01/21/30	108,693

113,591	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.93%, due 10/22/30	113,586

172,108	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 07/15/30	172,106

286,002	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.33%, due 05/15/26	286,304

578,667	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.05%, due 04/17/28	578,657

520,456	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.05%, due 01/17/30	520,447

See accompanying notes to the financial statements.	41

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

25,769	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.18%, due 07/20/30	25,776

185,877	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.74%, due 11/20/30	185,876

527,775	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.90%, due 04/26/28	527,790

256,519	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	255,922

442,793	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.40%, due 05/25/47	443,866

77,449	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.08%, due 07/20/30	77,445

309,795	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 10/15/30	309,791

154,612	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.93%, due 04/18/31	154,610

	Total Asset-Backed Securities	18,621,887

	U.S. Government — 13.6%

20,143,461	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (f)	20,447,261

17,436,977	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (f)	17,643,289

65,746,000	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (f)	68,234,954

54,601,633	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (f)	56,038,735

36,980,895	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (f)	38,483,379

79,265,622	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (b) (f)	90,623,691

4,852,097	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (f)	5,188,471

20,703,094	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (f)	22,406,003

53,829,062	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (f)	66,256,557

	Total U.S. Government	385,322,340

	Total United States	403,944,227

	TOTAL DEBT OBLIGATIONS (COST $387,832,105)	403,944,227

Shares	Description	Value ($)

	MUTUAL FUNDS — 34.2%

	United States — 34.2%

	Affiliated Issuers — 34.2%

4,793,741	GMO Emerging Country Debt Fund, Class IV	132,786,618

10,901,952	GMO Emerging Markets Fund, Class VI	336,216,187

6,961,636	GMO Opportunistic Income Fund, Class VI	186,154,147

3,385,433	GMO Risk Premium Fund, Class VI	93,200,970

4,010,772	GMO SGM Major Markets Fund, Class VI	125,015,775

4,905,406	GMO Special Opportunities Fund, Class VI	94,772,441

182,373	GMO U.S. Treasury Fund (g)	911,867

	TOTAL MUTUAL FUNDS (COST $935,970,583)	969,058,005

	SHORT-TERM INVESTMENTS — 4.8%

	Money Market Funds — 0.1%

4,096,665	State Street Institutional Treasury Money Market Fund-Premier Class, 2.03% (h)	4,096,665

	Repurchase Agreements — 4.7%

133,999,513	Nomura Securities International, Inc. Repurchase Agreement, dated 8/30/19, maturing on 09/03/19 with a maturity value of $134,031,226 and an effective yield of 2.13%, collateralized by a U.S. Treasury Note with maturity date 12/31/22 and a market value of $136,890,231.	133,999,513

	TOTAL SHORT-TERM INVESTMENTS (COST $138,096,178)	138,096,178

	TOTAL INVESTMENTS — 101.2% (Cost $2,888,682,894)	2,871,080,944

	SECURITIES SOLD SHORT — (1.2)%

	Common Stocks — (1.2)%

	Austria — (0.0)%

(13,980)	IMMOFINANZ AG	(391,106)

(1,601)	Schoeller-Bleckmann Oilfield Equipment AG	(101,658)

(4,299)	voestalpine AG	(98,988)

	Total Austria	(591,752)

	Brazil — (0.2)%

(98,700)	Pagseguro Digital Ltd. – Class A *	(4,931,052)

(11,700)	StoneCo Ltd. – Class A *	(351,936)

	Total Brazil	(5,282,988)

42	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — (0.1)%

(48,900)	Agnico Eagle Mines Ltd	(3,060,651)

(68,900)	AltaGas Ltd	(935,641)

(2,900)	Pan American Silver Corp	(53,505)

	Total Canada	(4,049,797)

	Denmark — (0.1)%

(18,266)	Ambu A/S – Class B	(313,177)

(420)	AP Moller – Maersk A/S – Class A	(418,314)

(950)	AP Moller – Maersk A/S – Class B	(1,011,769)

(4,263)	Demant A/S *	(129,164)

(4,410)	DFDS A/S	(151,498)

(3,000)	FLSmidth & Co A/S	(129,331)

(20,034)	Jyske Bank A/S (Registered) *	(562,194)

(1,802)	Orsted A/S	(171,976)

(932)	Ringkjoebing Landbobank A/S	(55,951)

(13,281)	Sydbank A/S	(185,594)

	Total Denmark	(3,128,968)

	Finland — (0.0)%

(28,258)	Metsa Board Oyj	(148,545)

	Germany — (0.1)%

(297,410)	Deutsche Bank AG (Registered)	(2,146,780)

(20,800)	QIAGEN NV *	(721,552)

	Total Germany	(2,868,332)

	Israel — (0.0)%

(23,100)	Tower Semiconductor Ltd *	(439,593)

	Italy — (0.1)%

(388,542)	Saipem SPA *	(1,854,751)

	Japan — (0.3)%

(1,800)	Coca-Cola Bottlers Japan Holdings Inc	(39,095)

(2,600)	Cosmos Pharmaceutical Corp	(530,386)

(4,000)	CyberAgent Inc	(180,023)

(4,000)	FamilyMart UNY Holdings Co Ltd	(92,094)

(5,900)	Isetan Mitsukoshi Holdings Ltd	(44,657)

(38,300)	Japan Lifeline Co Ltd	(598,394)

(43,900)	JGC Corp	(509,067)

(2,400)	JINS Holdings Inc	(132,422)

(43,200)	Kansai Paint Co Ltd	(897,902)

(13,500)	Keikyu Corp	(247,399)

(17,900)	Kyushu Electric Power Co Inc	(176,679)

(1)	Mitsui Fudosan Logistics Park Inc (REIT)	(4,156)

(75,200)	Mitsui OSK Lines Ltd	(1,766,892)

(7,000)	Nihon M&A Center Inc	(203,819)

(7,500)	Nippon Paint Holdings Co Ltd	(354,441)

(70,400)	Nippon Yusen KK	(1,048,726)

(205,600)	Orient Corp	(259,063)

Shares	Description	Value ($)

	Japan — continued

(2,000)	Park24 Co Ltd	(41,024)

(8,800)	Tsuruha Holdings Inc	(959,408)

(2,300)	Universal Entertainment Corp	(68,016)

(13,900)	Welcia Holdings Co Ltd	(725,521)

(5,900)	ZOZO Inc	(117,517)

	Total Japan	(8,996,701)

	Luxembourg — (0.0)%

(6,300)	Intelsat SA *	(130,284)

	Netherlands — (0.0)%

(5,244)	Arcadis NV	(99,255)

(14,700)	InterXion Holding NV *	(1,189,818)

	Total Netherlands	(1,289,073)

	Norway — (0.0)%

(4,082)	Borr Drilling Ltd.*	(22,630)

(12,133)	Wallenius Wilhelmsen ASA	(26,643)

	Total Norway	(49,273)

	Singapore — (0.0)%

(134,600)	Singapore Post Ltd	(89,125)

(1,300)	UOL Group Ltd	(6,875)

	Total Singapore	(96,000)

	Spain — (0.0)%

(120)	Bolsas y Mercados Espanoles SHMSF SA	(3,103)

(426)	Inmobiliaria Colonial Socimi SA (REIT)	(4,920)

(9,390)	Masmovil Ibercom SA *	(192,097)

	Total Spain	(200,120)

	Sweden — (0.1)%

(13,700)	Spotify Technology SA *	(1,848,815)

	Switzerland — (0.0)%

(10,523)	Stadler Rail AG *	(463,905)

(2,021)	Swiss Prime Site AG (Registered)	(201,658)

	Total Switzerland	(665,563)

	United Kingdom — (0.1)%

(15,071)	Dechra Pharmaceuticals Plc	(551,666)

(6,500)	Farfetch Ltd. – Class A *	(63,570)

(275,173)	G4S Plc	(583,350)

(43,956)	GVC Holdings Plc	(337,265)

(56,336)	Just Eat Plc *	(539,255)

(58)	Mediclinic International Plc	(240)

(204,483)	Melrose Industries Plc	(451,956)

See accompanying notes to the financial statements.	43

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

(17,411)	TP ICAP Plc	(61,754)

	Total United Kingdom	(2,589,056)

	TOTAL COMMON STOCKS (PROCEEDS $32,076,498)	(34,229,611)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $32,076,498)	(34,229,611)

	Other Assets and Liabilities (net) — 0.00%	158,899

	TOTAL NET ASSETS — 100.0%	$2,837,010,232

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
10/21/2019	MSCI	JPY	2,638,059,356	USD	24,542,256	(374,336)
10/21/2019	BCLY	USD	2,414,770	JPY	252,948,556	(25,659)
10/21/2019	CITI	USD	16,997,159	JPY	1,788,708,800	(102,723)
10/21/2019	MSCI	USD	5,657,921	JPY	596,402,000	(24,877)

						$(527,595)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1,055	S&P 500 E-Mini	September 2019	$154,283,200	$(1,501,922)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(13,875,000)
Average interest rate (net)	(2.59)%
Maximum balance outstanding	$(13,875,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	3,311,426	05/18/2020	Monthly	—	29,010	29,010
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,621,255	05/18/2020	Monthly	—	(37,433)	(37,433)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,848,779	05/18/2020	Monthly	—	(11,017)	(11,017)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	214,443	05/18/2020	Monthly	—	4,106	4,106
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	7,896,618	05/18/2020	Monthly	—	(625,947)	(625,947)

44	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	214,082	05/18/2020	Monthly	—	(15,466)	(15,466)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,355,152	05/18/2020	Monthly	—	60,585	60,585
Depreciation of Total Return on MSCI China A Index + (1 Month USD LIBOR minus 3.50%)	Appreciation of Total Return on MSCI China A Index	GS	USD	2,471,973	08/15/2020	Monthly	—	72,354	72,354
Depreciation of Total Return on CSI 500 Net Total Return Index + (1 Month USD LIBOR minus 9.50%)	Appreciation of Total Return on CSI 500 Index	GS	USD	1,052,041	08/20/2020	Monthly	—	39,336	39,336

							$—	$(484,472)	$(484,472)

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(h)	The rate disclosed is the 7 day net yield as of August 31, 2019.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	45

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	54.1%
Debt Obligations	29.6
Short-Term Investments	10.0
Mutual Funds	8.4
Investment Funds	1.2
Preferred Stocks	0.7
Swap Contracts	0.2
Loan Participations	0.1
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Loan Assignments	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Futures Contracts	(0.0	)^
Forward Currency Contracts	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Securities Sold Short	(0.0	)^
Other	(4.3)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	17.8%
Canada	5.5
Other Emerging	3.2	†
Euro Region	0.0	^#
Other Developed	(3.0	)‡

	23.5%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	19.3%
China	6.9
Japan	5.4
United Kingdom	4.3
Other Emerging	4.1	†
Other Developed	4.0	‡
Taiwan	3.3
Russia	3.0
France	2.1
Spain	1.6
Germany	1.4
Netherlands	1.4
Switzerland	1.4
Italy	1.2
Turkey	1.2

	60.6%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”), except for GMO Alpha Only Fund. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

46

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

961,262	GMO Alpha Only Fund, Class IV	16,985,502

7,635,311	GMO Alternative Allocation Fund, Class VI	153,317,052

7,457,185	GMO Asset Allocation Bond Fund, Class VI	169,501,822

11,103,775	GMO Core Plus Bond Fund, Class IV	254,165,403

2,151,182	GMO Emerging Country Debt Fund, Class IV	59,587,731

10,703,663	GMO Emerging Markets Fund, Class VI	330,100,967

18,922,463	GMO International Equity Fund, Class IV	370,312,607

1,272,894	GMO Opportunistic Income Fund, Class VI	34,037,190

1,495,500	GMO Quality Fund, Class VI	35,562,978

654,059	GMO Risk Premium Fund, Class VI	18,006,247

10,230,732	GMO U.S. Equity Fund, Class VI	133,101,821

5,260,266	GMO U.S. Small Cap Value Fund, Class VI	100,734,096

1,457,607	GMO U.S. Treasury Fund	7,288,035

	TOTAL MUTUAL FUNDS (COST $1,701,317,655)	1,682,701,451

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

27,248	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 2.43%, due 02/25/36	12,642

16,470	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.65%, due 10/25/34	15,444

16,170	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.40%, due 02/26/34	15,379

	Total Asset-Backed Securities	43,465

	TOTAL DEBT OBLIGATIONS (COST $40,134)	43,465

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

246,288	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	246,288

	TOTAL SHORT-TERM INVESTMENTS (COST $246,288)	246,288

	TOTAL INVESTMENTS — 100.0% (Cost $1,701,604,077)	1,682,991,204

	Other Assets and Liabilities (net) — (0.0%)	(78,338)

	TOTAL NET ASSETS — 100.0%	$1,682,912,866

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty

abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	47

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	87.1%
Mutual Funds	10.0
Short-Term Investments	1.7
Investment Funds	0.4
Preferred Stocks	0.3
Debt Obligations	0.3
Swap Contracts	0.0 ^
Other	0.2

100.0%

Country/Region Summary¤	% of Investments
United States	41.3%
Japan	11.3
United Kingdom	9.4
France	4.5
Switzerland	3.8
China	3.7
Other Emerging	3.5	†
Germany	3.2
Spain	3.2
Netherlands	3.0
Italy	2.6
Other Developed	2.1	‡
Taiwan	2.1
Sweden	1.9
Australia	1.8
Russia	1.5
Norway	1.1

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

48

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,305,463	GMO Emerging Markets Fund, Class VI	40,260,479

9,846,110	GMO International Equity Fund, Class IV	192,688,377

3,067,545	GMO Quality Fund, Class VI	72,946,213

5,392,566	GMO U.S. Equity Fund, Class VI	70,157,287

2,186,274	GMO U.S. Small Cap Value Fund, Class VI	41,867,154

	TOTAL MUTUAL FUNDS (COST $431,772,060)	417,919,510

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

158,167	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	158,167

	TOTAL SHORT-TERM INVESTMENTS (COST $158,167)	158,167

	TOTAL INVESTMENTS — 100.0% (Cost $431,930,227)	418,077,677

	Other Assets and Liabilities (net) — (0.0%)	(47,259)

	TOTAL NET ASSETS — 100.0%	$418,030,418

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	49

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	85.4%
Mutual Funds	10.0
Short-Term Investments	2.1
Investment Funds	1.2
Preferred Stocks	0.9
Debt Obligations	0.3
Swap Contracts	0.0	^
Futures Contracts	(0.0	)^
Other	0.1

	100.0%

Country/Region Summary¤	% of Investments
United States	29.6%
China	10.2
Japan	10.1
United Kingdom	8.5
Taiwan	4.9
Other Emerging	4.7	†
Russia	4.1
France	4.1
Switzerland	3.3
Germany	2.9
Spain	2.9
Netherlands	2.7
Italy	2.3
Sweden	1.7
Australia	1.6
Turkey	1.6
Other Developed	1.4	‡
Korea	1.2
South Africa	1.2
Norway	1.0

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

50

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

13,431,833	GMO Emerging Markets Fund, Class VI	414,237,734

32,989,119	GMO International Equity Fund, Class IV	645,597,059

9,492,251	GMO Quality Fund, Class VI	225,725,731

9,142,878	GMO U.S. Equity Fund, Class VI	118,948,842

8,151,960	GMO U.S. Small Cap Value Fund, Class VI	156,110,042

	TOTAL MUTUAL FUNDS (COST $1,651,541,189)	1,560,619,408

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

501,766	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	501,766

	TOTAL SHORT-TERM INVESTMENTS (COST $501,766)	501,766

	TOTAL INVESTMENTS — 100.0% (Cost $1,652,042,955)	1,561,121,174

	Other Assets and Liabilities (net) — (0.0%)	(76,232)

	TOTAL NET ASSETS — 100.0%	$1,561,044,942

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	51

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	72.0%
Debt Obligations	21.3
Short-Term Investments	5.2
Investment Funds	1.4
Preferred Stocks	1.2
Swap Contracts	0.1
Purchased Options	0.0	^
Mutual Funds	0.0	^
Rights/Warrants	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.1)
Written Options	(0.2)
Securities Sold Short	(4.1)
Other	3.2

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	9.7%
Canada	6.4
Other Developed	0.2	‡
Other Emerging	0.0	^†
Euro Region	0.0	^§

	16.3%

Country/Region Summary¤	Equity Investments % of Total Net Assets
United States	13.4%
China	11.5
Taiwan	5.5
Japan	5.1
Russia	4.6
United Kingdom	3.9
Other Developed	3.7	‡
South Korea	3.4
Other Emerging	2.8	†
France	2.3
Brazil	2.2
South Africa	1.9
Spain	1.7
India	1.6
Turkey	1.5
Netherlands	1.4
Canada	1.2
Italy	1.2
Germany	1.1
Switzerland	1.0

	71.0%

Industry Group Summary	% of Equity Investments#
Banks	15.7%
Capital Goods	7.5
Energy	6.9
Technology Hardware & Equipment	6.0
Materials	6.0
Pharmaceuticals, Biotechnology & Life Sciences	6.0
Semiconductors & Semiconductor Equipment	5.1
Real Estate	4.7
Utilities	4.1
Consumer Durables & Apparel	3.6
Food, Beverage & Tobacco	3.5
Diversified Financials	3.3
Telecommunication Services	3.3
Automobiles & Components	3.3
Media & Entertainment	3.1
Insurance	3.0
Retailing	2.9
Software & Services	2.3
Transportation	2.2
Health Care Equipment & Services	2.0
Commercial & Professional Services	1.9
Food & Staples Retailing	1.4
Household & Personal Products	1.3
Consumer Services	0.9

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

52

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 72.0%

	Argentina — 0.0%

20,100	Banco Macro SA ADR	468,531

18,000	Grupo Financiero Galicia SA ADR	195,120

7,700	Grupo Supervielle SA Sponsored ADR	18,942

	Total Argentina	682,593

	Australia — 0.9%

482,991	Accent Group Ltd	519,686

200,546	Adairs Ltd	234,652

116,735	Alliance Aviation Services Ltd	199,831

60,658	Altium Ltd	1,497,624

194,877	Appen Ltd	3,394,734

121,663	Austal Ltd	344,964

853,967	Australian Pharmaceutical Industries Ltd	759,985

74,668	Aventus Group (REIT)	131,801

648,948	Beach Energy Ltd	1,067,479

179,104	Bravura Solutions Ltd	587,369

201,464	Brickworks Ltd	2,173,752

171,675	Caltex Australia Ltd	2,767,723

36,801	Charter Hall Education Trust (REIT)	94,890

145,842	Charter Hall Group (REIT)	1,241,281

240,987	Charter Hall Retail (REIT)	707,249

112,691	Codan Ltd	359,726

271,798	Cromwell Property Group (REIT)	225,013

199,558	Downer EDI Ltd	1,035,333

1,867,463	Fortescue Metals Group Ltd	10,075,311

448,224	GDI Property Group (REIT)	470,797

399,270	Genworth Mortgage Insurance Australia Ltd	827,263

23,895	GWA Group Ltd	53,051

67,148	IDP Education Ltd	750,578

230,365	Macquarie Group Ltd	19,204,981

25,595	Mineral Resources Ltd	227,845

427,885	Mount Gibson Iron Ltd *	206,348

626,449	New Hope Corp Ltd	961,041

268,736	OZ Minerals Ltd	1,657,359

56,066	Rio Tinto Ltd	3,306,362

328,545	Sandfire Resources NL	1,378,725

1,464,207	Scentre Group (REIT)	3,979,864

86,765	Service Stream Ltd	167,487

1,018,411	Southern Cross Media Group Ltd	835,337

163,825	Super Retail Group Ltd	1,032,659

214,734	Tassal Group Ltd	623,819

715,690	Telstra Corp Ltd	1,791,687

25,343	Virtus Health Ltd	69,987

750,451	Viva Energy (REIT)	1,490,864

16,000	WiseTech Global Ltd	397,555

	Total Australia	66,852,012

Shares	Description	Value ($)

	Austria — 0.0%

20,243	FACC AG (a)	224,251

15,944	OMV AG	814,279

7,001	POLYTEC Holding AG	63,292

11,327	S IMMO AG	246,351

33,699	Vienna Insurance Group AG Wiener Versicherung Gruppe	829,771

	Total Austria	2,177,944

	Belgium — 0.1%

275,738	AGFA-Gevaert NV *	1,098,092

7,023	Barco NV	1,494,561

72,503	UCB SA	5,418,858

	Total Belgium	8,011,511

	Brazil — 2.3%

849,200	Atacadao SA	4,573,089

587,000	Banco BTG Pactual SA	8,303,903

453,000	Banco do Brasil SA	5,058,372

2,085,800	Banco Santander Brasil SA	21,457,397

2,683,900	Cia de Saneamento Basico do Estado de Sao Paulo	33,508,242

250,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,098,714

31,000	Cia de Saneamento de Minas Gerais-COPASA	519,237

32,800	Cia Hering	262,574

20,800	Cia Paranaense de Energia	282,993

1,145,400	Cia Siderurgica Nacional SA	3,971,974

50,200	Construtora Tenda SA	307,189

23,700	Grendene SA	46,072

7,098,500	JBS SA	50,808,872

122,400	Kroton Educacional SA	297,945

196,100	Mahle-Metal Leve SA	1,121,383

1,930,100	MRV Engenharia e Participacoes SA	9,182,074

4,371,500	Petrobras Distribuidora SA	30,403,091

523,200	Tupy SA	2,228,749

195,200	YDUQS Part	1,482,973

	Total Brazil	176,914,843

	Canada — 1.3%

139,500	AGF Management Ltd – Class B	586,751

14,800	Bank of Montreal (b)	1,014,457

34,700	Bank of Montreal (b)	2,381,461

97,100	Bird Construction Inc	393,826

31,048	BRP Inc	1,113,288

69,200	Canaccord Genuity Group Inc	260,397

119,900	Canadian National Railway Co	11,047,586

82,600	Canfor Pulp Products Inc	563,323

14,500	CGI Inc *	1,137,216

11,800	Cogeco Inc	831,690

See accompanying notes to the financial statements.	53

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

52,100	Dundee Precious Metals Inc *	205,442

15,800	Eldorado Gold Corp *	145,202

87,400	Enerflex Ltd	800,871

13,500	Morguard North American Residential Real Estate Investment Trust	198,028

403,700	Rogers Sugar Inc	1,628,263

577,100	Royal Bank of Canada (b)	43,163,300

33,200	Royal Bank of Canada (b)	2,482,032

122,900	Russel Metals Inc	1,847,100

19,500	Sun Life Financial Inc (b)	799,245

148,500	Sun Life Financial Inc (b)	6,089,985

447,600	Toronto-Dominion Bank (The)	24,272,736

79,400	Transat AT Inc *	907,071

46,320	Transcontinental Inc – Class A	489,850

20,400	Wajax Corp	241,631

31,200	Westshore Terminals Investment Corp (c)	512,032

	Total Canada	103,112,783

	Chile — 0.0%

4,309,778	Enel Americas SA	705,953

259,300	Enel Americas SA ADR	2,121,074

	Total Chile	2,827,027

	China — 11.5%

4,958,000	361 Degrees International Ltd	1,049,112

994,000	7Road Holdings Ltd	288,699

384,500	AAC Technologies Holdings Inc	1,651,382

12,325,000	Agile Group Holdings Ltd	15,690,091

13,737,600	Agricultural Bank of China Ltd – Class A	6,536,999

121,488,000	Agricultural Bank of China Ltd – Class H	46,706,220

205,400	Alibaba Group Holding Ltd Sponsored ADR * (a)	35,951,162

251,319	Anhui Conch Cement Co Ltd – Class A	1,387,496

4,247,000	Anhui Conch Cement Co Ltd – Class H	23,839,740

271,500	Anhui Expressway Co Ltd – Class A	208,140

56,000	ANTA Sports Products Ltd	464,522

156,000	Asia Cement China Holdings Corp.	182,361

19,423,000	BAIC Motor Corp Ltd – Class H	10,917,899

55,495,000	Bank of China Ltd – Class H	21,219,738

48,191,000	Bank of Communications Co Ltd – Class H	31,476,159

466,000	Beijing Enterprises Water Group Ltd. *	244,280

3,651,775	Beijing North Star Co Ltd – Class A	1,736,738

1,300	BOC Aviation Ltd	11,279

818,000	BYD Electronic International Co Ltd	979,138

1,575,000	CGN Power Co Ltd – Class H	415,226

3,200	Changyou.com Ltd ADR *	18,368

13,000	China Aoyuan Group Ltd	15,255

Shares	Description	Value ($)

	China — continued

1,214,000	China Cinda Asset Management Co Ltd – Class H	251,757

26,531,000	China CITIC Bank Corp Ltd – Class H	13,852,875

821,000	China Communications Construction Co Ltd – Class A	1,147,247

581,000	China Communications Construction Co Ltd – Class H	449,709

24,168,000	China Communications Services Corp Ltd – Class H	13,498,921

16,261,903	China Construction Bank Corp – Class A	15,703,343

32,259,000	China Construction Bank Corp – Class H	23,972,127

6,130,000	China Everbright Bank Co Ltd – Class H	2,552,879

3,659,000	China Greenfresh Group Co Ltd *	275,152

3,807,000	China Huarong Asset Management Co Ltd – Class H	595,738

6,536,000	China Jinmao Holdings Group Ltd	3,638,721

10,035,000	China Lesso Group Holdings Ltd	9,618,951

176,000	China Life Insurance Co Ltd – Class H	411,385

1,571,000	China Lilang Ltd	1,280,522

7,896,000	China Machinery Engineering Corp – Class H	3,087,689

1,230,500	China Merchants Bank Co Ltd – Class A	5,903,975

10,755,500	China Minsheng Banking Corp Ltd – Class H	7,066,976

1,102,000	China Mobile Ltd	9,118,588

19,500	China Mobile Ltd Sponsored ADR	805,545

508,000	China National Building Material Co Ltd – Class H	433,702

1,301,540	China National Chemical Engineering Co Ltd – Class A	1,007,602

1,604,000	China Oriental Group Co Ltd	632,946

451,000	China Overseas Grand Oceans Group Ltd	213,230

6,876,000	China Overseas Land & Investment Ltd	21,690,518

115,000	China Overseas Property Holdings Ltd	58,491

799,485	China Pacific Insurance Group Co Ltd – Class A	4,230,697

32,900	China Petroleum & Chemical Corp ADR	1,913,793

45	China Petroleum & Chemical Corp – Class A	31

25,192,000	China Petroleum & Chemical Corp – Class H	14,695,379

778,800	China Railway Construction Corp Ltd – Class A	992,563

25,506,200	China Railway Construction Corp Ltd – Class H	27,488,620

1,043,289	China Railway Group Ltd – Class A	877,708

8,739,000	China Railway Group Ltd – Class H	5,706,138

54	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

156,000	China Reinsurance Group Corp – Class H	25,437

2,340,000	China Resources Cement Holdings Ltd	2,067,581

190,000	China Resources Gas Group Ltd	937,582

4,542,000	China Resources Land Ltd	18,414,036

8,901,500	China Resources Pharmaceutical Group Ltd	9,175,275

5,489,000	China SCE Group Holdings Ltd	2,660,349

2,343,663	China Shenhua Energy Co Ltd – Class A	6,131,012

9,804,500	China Shenhua Energy Co Ltd – Class H	19,239,772

2,616,000	China Shineway Pharmaceutical Group Ltd	2,431,795

164,000	China South City Holdings Ltd	20,256

1,685,830	China South Publishing & Media Group Co Ltd – Class A	2,899,175

1,514,091	China State Construction Engineering Corp Ltd – Class A	1,159,443

268,000	China State Construction International Holdings Ltd	241,193

116,200	China Taiping Insurance Holdings Co Ltd	260,748

71,516,000	China Telecom Corp Ltd – Class H	31,956,881

2,592,000	China Travel International Investment Hong Kong Ltd	396,126

1,084,593	China Vanke Co Ltd – Class A	3,915,239

1,614,100	China Vanke Co Ltd – Class H	5,562,708

2,487,992	China Yangtze Power Co Ltd – Class A	6,482,352

36,200	China Yuchai International Ltd	469,152

874,900	Chinese Universe Publishing and Media Group Co Ltd – Class A	1,535,564

327,830	Chongqing Department Store Co Ltd – Class A	1,276,940

1,579,000	Chongqing Rural Commercial Bank Co Ltd – Class H	761,902

184,000	CIFI Holdings Group Co Ltd	98,615

2,948,000	CNOOC Ltd	4,367,214

6,144,000	Country Garden Holdings Co Ltd	7,609,276

993,600	CRRC Corp Ltd – Class A	1,012,787

385,000	Dah Chong Hong Holdings Ltd	107,436

8,658,296	Daqin Railway Co Ltd – Class A	9,380,412

6,646,000	Dongfeng Motor Group Co Ltd – Class H	6,158,215

49,000	Dongyue Group Ltd	23,058

402,168	Fangda Carbon New Material Co Ltd – Class A *	577,413

1,684,100	Fangda Special Steel Technology Co Ltd – Class A	1,954,035

500	Fanhua Inc	13,625

79,500	Fantasia Holdings Group Co Ltd *	11,828

322,000	Future Land Development Holdings Ltd	253,648

2,092,000	Geely Automobile Holdings Ltd	3,222,655

Shares	Description	Value ($)

	China — continued

1,702,000	Gemdale Properties & Investment Corp Ltd	188,395

619,500	Genertec Universal Medical Group Co Ltd	435,623

1,262,000	Great Wall Motor Co Ltd – Class H	798,959

260,569	Gree Electric Appliances Inc of Zhuhai – Class A	2,029,023

684,092	GRG Banking Equipment Co Ltd – Class A	651,598

7,902,000	Guangdong Investment Ltd	16,634,842

2,594,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	9,680,446

12,920,000	Guangzhou R&F Properties Co Ltd – Class H	20,738,703

3,349,000	Haier Electronics Group Co Ltd	8,719,933

319,500	Hebei Construction Group Corp Ltd – Class H	218,448

64,861	Henan Shuanghui Investment & Development Co Ltd – Class A	202,939

4,148,790	Hisense Home Appliances Group Co Ltd – Class A	6,852,444

1,139,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	1,194,768

1,507,431	HLA Corp Ltd – Class A	1,776,863

25,100	Hollysys Automation Technologies Ltd	392,815

78,000	Hopson Development Holdings Ltd	76,570

10,118,000	Huabao International Holdings Ltd	3,837,177

1,319,917	Huaxin Cement Co Ltd – Class A	3,434,240

3,005,000	IGG Inc	2,031,518

11,210,546	Industrial & Commercial Bank of China Ltd – Class A	8,457,033

32,238,000	Industrial & Commercial Bank of China Ltd – Class H	20,331,103

61,300	Inner Mongolia Yitai Coal Co Ltd – Class H	40,706

80,100	Jiangsu Expressway Co Ltd – Class A	112,924

2,554,000	Jiayuan International Group Ltd	1,018,250

38,000	Jingrui Holdings Ltd	12,184

265,000	JNBY Design Ltd	377,889

822,000	Ju Teng International Holdings Ltd	187,478

26,000	Jumei International Holding Ltd ADR *	49,400

2,248,500	Kingboard Chemical Holdings Ltd	5,250,492

1,034,000	Kingboard Laminates Holdings Ltd	813,899

2,540,000	Kunlun Energy Co Ltd	2,208,061

390,000	KWG Property Holding Ltd *	338,576

508,000	Lenovo Group Ltd	333,236

1,476,419	Livzon Pharmaceutical Group Inc – Class H	4,047,195

2,742,000	Logan Property Holdings Co Ltd	3,852,459

818,290	Loncin Motor Co Ltd – Class A *	411,999

962,000	Longfor Properties Co Ltd	3,420,841

6,214,000	Lonking Holdings Ltd	1,476,649

See accompanying notes to the financial statements.	55

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

268,760	Midea Group Co Ltd – Class A	1,988,611

3,400	NetEase Inc ADR (a)	867,000

328,700	New China Life Insurance Co Ltd – Class H	1,293,034

3,710,000	People’s Insurance Co Group of China Ltd (The) – Class H	1,449,509

7,327,000	PICC Property & Casualty Co Ltd – Class H	8,378,362

1,707,725	Ping An Insurance Group Co of China Ltd – Class A	20,895,024

357,000	Ping An Insurance Group Co of China Ltd – Class H	4,095,863

918,000	Poly Property Group Co Ltd	321,173

30,135,000	Postal Savings Bank of China Co Ltd – Class H	18,121,361

544,000	Powerlong Real Estate Holdings Ltd	318,192

134,000	Red Star Macalline Group Corp Ltd – Class H	105,745

1,949,635	RiseSun Real Estate Development Co Ltd – Class A	2,212,688

72,000	Road King Infrastructure Ltd	126,324

1,256,094	Shanghai Construction Group Co Ltd – Class A	632,850

1,108,000	Shanghai Jin Jiang Capital Co Ltd – Class H	166,409

423,680	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	820,536

303,400	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	751,048

335,687	Shanghai Oriental Pearl Group Co Ltd – Class A	438,697

7,926,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	14,940,071

1,511,926	Shanghai SMI Holding Co Ltd – Class A	1,206,217

329,219	Shanxi Lu’an Environmental Energy Development Co Ltd – Class A	341,450

220,148	Shenzhen Expressway Co Ltd – Class A	295,269

648,000	Shenzhen Expressway Co Ltd – Class H	792,837

54,000	Shenzhen Investment Ltd	20,426

14,435,076	Shimao Property Holdings Ltd	40,716,939

402,000	Shui On Land Ltd	83,446

1,165,000	Sihuan Pharmaceutical Holdings Group Ltd	207,398

236,582	Sinoma International Engineering Co – Class A	195,341

145,000	Sinopec Engineering Group Co Ltd – Class H	94,551

1,795,996	Sinopec Shanghai Petrochemical Co Ltd – Class A	1,060,592

26,480,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	7,625,746

809,600	Sinopharm Group Co Ltd – Class H	2,921,857

Shares	Description	Value ($)

	China — continued

1,256,500	Sinotruk Hong Kong Ltd	1,933,309

2,725,571	Suning Universal Co Ltd – Class A	1,434,135

653,681	Suzhou Gold Mantis Construction Decoration Co Ltd – Class A	883,238

688,300	Tencent Holdings Ltd	28,416,827

119,600	Tencent Holdings Ltd ADR	4,935,892

1,631,000	Texhong Textile Group Ltd	1,371,449

654,000	Tianjin Development Holdings Ltd	178,279

914,000	Tianjin Port Development Holdings Ltd	79,130

8,240,000	Tianneng Power International Ltd	6,492,798

2,283,000	Times China Holdings Ltd	3,470,457

1,341,491	Weichai Power Co Ltd – Class A	2,175,732

8,249,000	Weichai Power Co Ltd – Class H	12,588,043

1,529,378	Weifu High-Technology Group Co Ltd – Class A	3,619,187

196,492	Wuchan Zhongda Group Co Ltd – Class A	145,703

3,747,500	XTEP International Holdings Ltd	2,135,900

148,000	Yadea Group Holdings Ltd	28,481

1,008,810	Youngor Group Co Ltd – Class A	873,585

916,000	Yuexiu Property Co Ltd	197,017

4,190,000	Yuzhou Properties Co Ltd	1,758,509

232,000	Zall Smart Commerce Group Ltd	29,886

2,706,000	Zhejiang Expressway Co Ltd – Class H	2,260,285

858,888	Zhejiang Weixing New Building Materials Co Ltd – Class A	1,761,452

489,768	Zhengzhou Yutong Bus Co Ltd – Class A	995,993

35,000	Zhenro Properties Group Ltd.	21,412

109,500	Zhongsheng Group Holdings Ltd	341,312

88,400	Zhuzhou CRRC Times Electric Co Ltd – Class H	350,931

346,382	Zhuzhou Kibing Group Co Ltd – Class A	163,832

	Total China	891,737,275

	Colombia — 0.0%

378,276	Almacenes Exito SA	1,931,678

	Czech Republic — 0.0%

75,579	Moneta Money Bank AS	244,898

	Denmark — 0.1%

9,704	DSV A/S	962,909

49,144	Matas A/S	387,565

22,565	Royal Unibrew A/S	1,955,716

93,488	Scandinavian Tobacco Group A/S	1,076,465

12,313	Spar Nord Bank A/S	94,377

	Total Denmark	4,477,032

56	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.2%

553,618	Neste Oyj	17,462,900

8,911	Sanoma Oyj	91,509

40,928	Tokmanni Group Corp	460,498

	Total Finland	18,014,907

	France — 2.3%

36,339	Alten SA	4,339,119

39,217	BNP Paribas SA	1,767,740

4,646	Christian Dior SE	2,288,888

10,886	Cie Generale des Etablissements Michelin SCA	1,146,070

153,315	CNP Assurances	2,785,153

15,348	Coface SA	181,271

42,798	Dassault Systemes SE (d)	6,034,679

41,873	Gaztransport Et Technigaz SA	3,919,693

10,221	Interparfums SA	447,372

2,185	Ipsen SA	229,666

33,621	IPSOS	906,049

16,977	Kaufman & Broad SA	647,272

185,495	L’Oreal SA	50,650,520

42,946	Lagardere SCA	914,732

303	LVMH Moet Hennessy Louis Vuitton SE	120,832

6,011	Mersen SA	204,160

85,257	Metropole Television SA	1,464,904

59,090	Neopost SA	1,200,773

971,074	Peugeot SA	21,710,449

3,353	Rothschild & Co	95,502

67,967	Safran SA	9,871,645

591,222	Sanofi	50,790,488

59,500	Sanofi ADR	2,555,525

135,834	STMicroelectronics NV	2,408,064

545,200	STMicroelectronics NV – NY Shares	9,650,040

167,519	Television Francaise 1	1,524,825

3,484	Vilmorin & Cie SA	187,010

	Total France	178,042,441

	Germany — 1.2%

161,058	Allianz SE (Registered)	35,546,125

4,265	Amadeus Fire AG	498,705

20,357	BASF SE	1,346,960

3,675	Bauer AG	80,793

146,697	Bayer AG (Registered)	10,903,069

153,527	Bayerische Motoren Werke AG	10,267,936

86,466	Borussia Dortmund GmbH & Co KGaA	932,423

24,823	Carl Zeiss Meditec AG	2,868,671

1,429	Cewe Stiftung & Co KGaA	129,062

313,924	Deutsche Lufthansa AG (Registered)	4,838,609

134,763	Deutsche Pfandbriefbank AG (d)	1,600,179

288,324	Deutz AG	1,683,455

Shares	Description	Value ($)

	Germany — continued

78,561	Dialog Semiconductor Plc *	3,721,679

5,320	DWS Group GmbH & Co KGaA	154,039

7,829	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,365,479

7,075	Elmos Semiconductor AG	192,855

2,718	Gesco AG	61,396

27,801	Hamburger Hafen und Logistik AG	672,513

3,138	Henkel AG & Co KGaA	290,475

2,835	OHB SE	99,020

12,572	Software AG	339,094

38,166	Talanx AG *	1,583,373

60,089	Volkswagen AG	9,826,697

37,811	Wacker Neuson SE	671,214

25,101	Wuestenrot & Wuerttembergische AG	493,566

	Total Germany	90,167,387

	Greece — 0.0%

9,926	Motor Oil Hellas Corinth Refineries SA	242,568

	Hong Kong — 0.2%

460,000	Agritrade Resources Ltd.	53,432

520,000	Dah Sing Banking Group Ltd	710,238

289,600	Dah Sing Financial Holdings Ltd	1,062,413

1,600,213	I-CABLE Communications Ltd *	14,872

271,000	Johnson Electric Holdings Ltd	454,004

626,000	NewOcean Energy Holdings Ltd *	130,938

536,000	Singamas Container Holdings Ltd	64,804

3,794,000	SJM Holdings Ltd	3,575,906

10,766,500	WH Group Ltd	8,627,873

553,000	Wheelock & Co Ltd	3,207,569

160,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	23,564

83,500	Yue Yuen Industrial Holdings Ltd	213,440

	Total Hong Kong	18,139,053

	Hungary — 0.0%

2,257,270	Magyar Telekom Telecommunications Plc	3,168,759

	India — 1.6%

104,228	Asian Paints Ltd	2,365,387

1,470,169	Aurobindo Pharma Ltd	12,415,015

1,123,689	Balrampur Chini Mills Ltd	2,094,199

53,372	Divi’s Laboratories Ltd	1,228,654

35,374	Dr Reddy’s Laboratories Ltd	1,270,213

83,500	Dr Reddy’s Laboratories Ltd ADR (a)	2,985,125

762,659	Firstsource Solutions Ltd	515,775

2,388,568	HCL Technologies Ltd	36,835,273

96,157	HDFC Bank Ltd	3,011,438

80,293	Hindustan Unilever Ltd	2,117,338

See accompanying notes to the financial statements.	57

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued

102,379	Housing Development Finance Corp Ltd	3,108,332

542,577	ICICI Bank Ltd	3,115,970

387,692	Indiabulls Housing Finance Ltd	2,459,211

547,942	Indian Oil Corp Ltd	938,910

91,800	Infosys Ltd Sponsored ADR (a)	1,054,782

272,848	ITC Ltd	939,004

319,919	Just Dial Ltd *	3,216,982

155,879	Kotak Mahindra Bank Ltd	3,134,148

50,463	Larsen & Toubro Infotech Ltd	1,147,717

389,925	Mphasis Ltd	5,322,861

86,142	NIIT Technologies Ltd	1,798,256

1,222,235	PC Jeweller Ltd	571,963

5,786,884	Power Finance Corp Ltd *	8,540,898

1,696,951	PTC India Ltd	1,338,895

7,628,962	REC Ltd	15,493,578

177,382	Sonata Software Ltd	768,327

226,415	Tech Mahindra Ltd	2,206,141

126,805	Titan Co Ltd	1,960,491

45,968	TV Today Network Ltd	195,008

60,649	Wipro Ltd	215,943

37,188	Zuari Agro Chemicals Ltd *	50,646

	Total India	122,416,480

	Indonesia — 0.1%

10,587,400	Bukit Asam Persero Tbk PT	1,839,695

2,540,600	Gajah Tunggal Tbk PT *	121,711

2,379,900	Indo Tambangraya Megah Tbk PT	2,176,178

57,186,500	Panin Financial Tbk PT *	1,224,871

	Total Indonesia	5,362,455

	Ireland — 0.0%

85,400	CRH Plc Sponsored ADR	2,871,148

1,290	Smurfit Kappa Group Plc	39,812

	Total Ireland	2,910,960

	Israel — 0.0%

12,365	AudioCodes Ltd	215,524

8,760	Bank Leumi Le-Israel BM	59,689

9,792	First International Bank of Israel Ltd	253,497

16,280	Harel Insurance Investments & Financial Services Ltd	126,680

549	Israel Corp Ltd (The)	105,975

11,933	Nova Measuring Instruments Ltd *	328,917

1,821,653	Oil Refineries Ltd *	902,835

	Total Israel	1,993,117

	Italy — 1.3%

178,721	Arnoldo Mondadori Editore SPA *	275,726

32,322	ASTM SPA	997,510

1,635	Azimut Holding SPA	28,926

Shares	Description	Value ($)

	Italy — continued

96,214	Banca Mediolanum SPA	699,852

6,617	Credito Emiliano SPA	34,799

127,516	Enav SPA	720,927

5,677,748	Enel SPA	41,190,847

432,656	EXOR NV	29,394,585

367,896	Falck Renewables SPA	1,575,705

238,721	Fiat Chrysler Automobiles NV	3,136,794

80,107	Hera SPA	319,833

154,487	IMMSI SPA *	107,648

1,411,067	Iren SPA	3,836,144

4,602	Italgas SPA	29,923

20,889	La Doria SPA	179,384

45,600	Mediobanca Banca di Credito Finanziario SPA	453,187

71,382	Piaggio & C SPA	231,207

2,821	Poste Italiane SPA	30,421

13,622	Prima Industrie SPA (a)	194,181

3,343	Reply SPA	198,150

4,202	Sabaf SPA	63,363

829,670	Saras SPA	1,291,587

2,368	Sesa SPA	85,437

527,629	Snam SPA	2,675,834

312,336	Societa Cattolica di Assicurazioni SC	2,547,570

22,704	Societa Iniziative Autostradali e Servizi SPA	381,661

3,116,800	Telecom Italia SPA *	1,666,213

2,967,300	Telecom Italia SPA-RSP	1,518,657

437,559	Unipol Gruppo SPA	2,209,297

1,120,282	UnipolSai Assicurazioni SPA	2,848,434

	Total Italy	98,923,802

	Japan — 5.4%

25,500	Aisin Seiki Co Ltd	754,568

65,200	AOKI Holdings Inc	637,377

2,232,300	Asahi Kasei Corp (d)	20,166,769

2,845,300	Astellas Pharma Inc	39,275,031

135,500	Bandai Namco Holdings Inc	7,961,653

5,400	Bank of the Ryukyus Ltd	53,455

557,400	Brother Industries Ltd	9,636,407

17,600	Central Glass Co Ltd	364,581

2,800	Chukyo Bank Ltd (The)	56,898

126,600	Daicel Corp	976,849

4,300	Daito Pharmaceutical Co Ltd	124,314

28,900	Daiwabo Holdings Co Ltd	1,123,113

59,600	DCM Holdings Co Ltd (a)	591,451

7,200	DTS Corp	150,129

3,400	Elecom Co Ltd	133,518

190,500	Fancl Corp	4,617,813

30,300	FJ Next Co Ltd (a)	288,155

200,300	Fuji Electric Co Ltd	5,699,569

58	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

35,200	Fuji Media Holdings Inc	456,001

6,600	Fuji Pharma Co Ltd	78,188

5,100	Fuji Soft Inc	218,766

444,100	FUJIFILM Holdings Corp (d)	18,994,318

125,400	Fujitsu Ltd	9,670,646

3,000	Fukuyama Transporting Co Ltd	103,902

22,400	Furuno Electric Co Ltd	186,342

12,000	Furyu Corp	109,116

1,800	Fuyo General Lease Co Ltd	103,242

5,700	G-7 Holdings Inc	159,336

152,600	Hakuhodo DY Holdings Inc	2,250,159

3,700	Hamakyorex Co Ltd	127,065

43,400	Haseko Corp	465,495

9,000	Heiwado Co Ltd	166,551

1,014,700	Hitachi Ltd	34,613,778

20,300	Hochiki Corp	256,583

1,248,100	Honda Motor Co Ltd	29,573,473

4,200	Hosokawa Micron Corp	146,602

74,600	House Foods Group Inc (d)	2,841,342

17,200	Infocom Corp	411,029

10,200	Information Services International-Dentsu Ltd	321,326

24,000	Isuzu Motors Ltd (d)	257,748

1,530,200	ITOCHU Corp	30,485,524

15,700	Itochu Techno-Solutions Corp	432,075

23,100	Japan Aviation Electronics Industry Ltd	304,879

30,900	Jeol Ltd	678,774

3,300	JSP Corp	53,565

24,200	Kajima Corp	294,162

1,000	Kaken Pharmaceutical Co Ltd	47,851

7,700	Kamei Corp	76,438

187,800	Kanematsu Corp	2,132,562

1,000	Kato Sangyo Co Ltd	29,276

496,500	KDDI Corp	13,224,683

40,300	Keihin Corp (d)	549,341

83,000	Kitz Corp	535,887

1,245,089	Konica Minolta Holdings Inc	8,842,058

7,600	Kose Corp	1,306,968

2,600	Krosaki Harima Corp	126,120

500	Kureha Corp	26,837

20,800	Kyosan Electric Manufacturing Co Ltd	67,447

31,200	Makino Milling Machine Co Ltd	1,261,530

893,000	Marubeni Corp (d)	5,699,392

74,700	MCJ Co Ltd	474,633

3,573,500	Mitsubishi Chemical Holdings Corp	24,494,313

176,700	Mitsubishi Electric Corp	2,126,836

75,700	Mitsubishi Gas Chemical Co Inc	908,936

75,900	Mitsubishi Tanabe Pharma Corp (d)	836,788

12,000	Mitsui Chemicals Inc	256,009

39,600	Modec Inc	895,393

Shares	Description	Value ($)

	Japan — continued

24,100	MTI Ltd	157,741

83,900	NEC Corp (d)	3,591,116

75,900	NET One Systems Co Ltd	2,028,666

41,700	Nichias Corp	692,085

20,700	Nichiha Corp	524,801

74,400	Nippo Corp	1,321,127

8,100	Nippon Flour Mills Co Ltd	126,221

17,300	Nippon Light Metal Holdings Co Ltd	29,923

1,063,100	Nippon Telegraph & Telephone Corp	50,962,727

17,700	Nisshin Oillio Group Ltd (The)	549,273

23,000	Nissin Electric Co Ltd	271,462

29,100	Nomura Real Estate Holdings Inc	616,195

132,300	NTT DOCOMO Inc (d)	3,337,383

50,300	Obayashi Corp	462,908

11,800	Osaki Electric Co Ltd	73,325

25,300	Prima Meat Packers Ltd	499,889

37,700	Rohto Pharmaceutical Co Ltd	933,954

8,700	Ryoden Corp	131,220

18,500	Sanoh Industrial Co Ltd (a)	76,970

19,600	Seikitokyu Kogyo Co Ltd	124,593

264,000	Sekisui Chemical Co Ltd	3,798,013

10,500	Shin-Etsu Polymer Co Ltd	67,691

11,300	Shinnihon Corp	80,754

127,000	Shionogi & Co Ltd (d)	6,797,724

118,700	Showa Corp	1,516,734

4,762,400	Sojitz Corp	14,507,503

4,938,300	Sumitomo Chemical Co Ltd	21,578,522

2,200	Sumitomo Dainippon Pharma Co Ltd (d)	38,348

15,500	T-Gaia Corp (d)	311,063

8,800	Takasago Thermal Engineering Co Ltd	142,392

27,800	Tatsuta Electric Wire and Cable Co Ltd	112,230

69,600	Teijin Ltd	1,249,735

13,700	Tocalo Co Ltd	102,584

7,600	Token Corp	446,879

10,700	Tokyu Construction Co Ltd (d)	73,744

8,500	Tomy Co Ltd	88,516

8,700	Toshiba TEC Corp	252,216

8,100	Towa Pharmaceutical Co Ltd	185,403

3,800	Toyo Ink SC Holdings Co Ltd	78,610

108,003	Toyota Tsusho Corp	3,344,946

116,500	TS Tech Co Ltd	3,193,552

16,200	Unipres Corp	251,580

18,800	Vital KSK Holdings Inc	184,927

13,700	Wacoal Holdings Corp	319,239

23,000	Warabeya Nichiyo Holdings Co Ltd	379,220

9,200	Yellow Hat Ltd	137,996

	Total Japan	416,042,635

	Luxembourg — 0.0%

2,000	Ternium SA Sponsored ADR	35,320

See accompanying notes to the financial statements.	59

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.1%

239,400	AMMB Holdings Berhad	238,793

2,345,700	DRB-Hicom Berhad	1,402,342

689,900	IOI Properties Group Berhad	194,895

58,300	PPB Group Bhd	258,421

6,551,400	Supermax Corp Berhad	2,315,691

355,400	Ta Ann Holdings Berhad	181,509

	Total Malaysia	4,591,651

	Mexico — 0.7%

39,400	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	50,072

275,446	Bolsa Mexicana de Valores SAB de CV	509,482

117,000	Credito Real SAB de CV SOFOM ER	129,718

180,700	El Puerto de Liverpool SAB de CV – Class C1	937,333

374,500	Fibra Uno Administracion SA de CV (REIT)	518,543

920,600	Gentera SAB de CV	685,345

39,300	Grupo Aeroportuario del Centro Norte SAB de CV	231,096

1,300	Grupo Aeroportuario del Centro Norte SAB de CV ADR	60,814

8,400	Grupo Aeroportuario del Pacifico SAB de CV – Class B	79,853

900	Grupo Aeroportuario del Sureste SAB de CV ADR	132,651

427,200	Grupo Financiero Banorte SAB de CV – Class O	2,305,087

60,500	Grupo Financiero Inbursa SAB de CV – Class O	74,563

247,513	Grupo Herdez SAB de CV	516,354

266,000	Megacable Holdings SAB de CV CPO	1,088,342

23,895	Promotora y Operadora de Infraestructura SAB de CV	199,444

31,900	Qualitas Controladora SAB de CV	107,169

210,600	Unifin Financiera SAB de CV SOFOM ENR	370,309

15,211,600	Wal-Mart de Mexico SAB de CV	43,157,028

	Total Mexico	51,153,203

	Netherlands — 1.5%

546,880	ABN AMRO Group NV CVA	9,699,035

263,302	ASR Nederland NV (d)	9,207,118

53,691	ForFarmers NV	351,706

89,460	Heineken Holding NV	8,853,550

2,045,431	ING Groep NV	19,541,381

8,600	Intertrust NV	178,633

986,469	Koninklijke Ahold Delhaize NV	23,108,422

15,013	Koninklijke Volkerwessels NV	257,511

843	NN Group NV	28,248

Shares	Description	Value ($)

	Netherlands — continued

35,874	Randstad NV	1,675,048

311,546	Signify NV	9,116,341

436,768	Wolters Kluwer NV	31,441,042

	Total Netherlands	113,458,035

	New Zealand — 0.0%

1,129,731	Air New Zealand Ltd	2,039,418

	Norway — 0.5%

4,304	Aker ASA – A Shares	220,252

210,086	Aker Solutions ASA *	625,930

335,461	Austevoll Seafood ASA	3,442,604

162,657	BW LPG Ltd *	800,677

685,736	DNB ASA	11,047,389

273,741	Elkem ASA	689,785

767,973	Equinor ASA (d)	13,096,314

1,596	Gjensidige Forsikring ASA	30,799

22,132	Grieg Seafood ASA	271,438

384,556	Kongsberg Automotive ASA *	240,422

6,423	Kvaerner ASA	8,324

404,067	Leroy Seafood Group ASA	2,647,862

116,760	Salmar ASA	5,539,257

86,290	SpareBank 1 Nord Norge	642,911

221,501	SpareBank 1 SR-Bank ASA	2,296,000

210,246	Storebrand ASA	1,208,438

5,026	TGS NOPEC Geophysical Co ASA	120,848

	Total Norway	42,929,250

	Pakistan — 0.1%

92,760	Engro Corp Ltd	150,980

1,613,000	Engro Fertilizers Ltd	678,451

188,500	Fauji Fertilizer Co Ltd	110,066

88,900	Habib Bank Ltd	62,263

150,500	Hub Power Co Ltd (The)	63,518

122,900	Lucky Cement Ltd	274,875

26,500	MCB Bank Ltd	28,538

125,900	Nishat Mills Ltd	58,193

2,117,000	Oil & Gas Development Co Ltd	1,414,089

273,520	Pakistan Oilfields Ltd	644,548

343,800	Pakistan Petroleum Ltd	228,508

199,700	Pakistan State Oil Co Ltd	159,019

14,100	Searle Co Ltd (The)	11,880

266,000	SUI Northern Gas Pipeline	87,268

312,600	United Bank Ltd	258,705

	Total Pakistan	4,230,901

	Peru — 0.0%

4,100	Credicorp Ltd	849,192

60	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Philippines — 0.1%

55,185	Globe Telecom Inc	2,152,018

487,660	Manila Electric Co	3,418,879

11,624,600	Megaworld Corp	1,145,173

13,951,551	Nickel Asia Corp	733,912

1,337,825	Semirara Mining & Power Corp	596,136

	Total Philippines	8,046,118

	Poland — 0.8%

4,591	Alior Bank SA *	46,605

354,683	Asseco Poland SA	4,980,812

6,544	Bank Handlowy w Warszawie SA	82,834

59,370	Bank Millennium SA *	99,415

340,077	Bank Polska Kasa Opieki SA	8,324,374

32,899	Budimex SA *	1,083,178

54,641	Ciech SA	493,991

52,934	Cyfrowy Polsat SA	387,234

922,241	Energa SA *	1,532,005

48,130	EPP NV	59,292

118,299	Grupa Lotos SA *	2,554,687

5,178	KRUK SA	215,793

25,914	Lubelski Wegiel Bogdanka SA	250,690

549	mBank SA *	44,474

96,452	PLAY Communications SA	833,222

608,487	Polski Koncern Naftowy ORLEN SA	13,844,240

5,436,927	Polskie Gornictwo Naftowe i Gazownictwo SA	6,477,318

694,360	Powszechna Kasa Oszczednosci Bank Polski SA	6,832,128

1,715,708	Powszechny Zaklad Ubezpieczen SA	16,100,436

5,834	Santander Bank Polska SA	446,753

9,472	Stalprodukt SA	487,421

60,778	Warsaw Stock Exchange	600,406

	Total Poland	65,777,308

	Portugal — 0.4%

264,643	Altri SGPS SA	1,673,269

122,037	Banco Comercial Portugues SA – Class R	25,902

23,003	EDP Renovaveis SA	253,503

2,605,806	EDP – Energias de Portugal SA	9,849,440

866,878	Galp Energia SGPS SA	12,458,512

80,712	Jeronimo Martins SGPS SA	1,331,922

145,785	Navigator Co SA (The)	492,381

297,413	NOS SGPS SA	1,746,377

98,274	REN – Redes Energeticas Nacionais SGPS SA	275,492

12,401	Semapa-Sociedade de Investimento e Gestao	164,331

1,992,204	Sonae SGPS SA	1,807,981

	Total Portugal	30,079,110

Shares	Description	Value ($)

	Qatar — 0.3%

2,820,692	Barwa Real Estate Co	2,633,462

696,784	Doha Bank QPSC	497,553

630,182	Ezdan Holding Group QSC *	105,029

731,022	Gulf International Services QSC *	313,490

188,584	Qatar Electricity & Water Co QSC	781,433

2,489,950	Qatar Gas Transport Co Ltd	1,627,275

785,665	Qatar Insurance Co SAQ	675,418

353,259	Qatar International Islamic Bank QSC	750,966

153,515	Qatar Islamic Bank SAQ	665,508

2,586,570	Qatar National Bank QPSC	13,603,512

451,110	Qatar National Cement Co QSC	707,120

58,145	Qatar Navigation QSC	96,636

173,993	United Development Co QSC	65,472

	Total Qatar	22,522,874

	Russia — 4.3%

10,200,810	Alrosa PJSC	11,356,902

1,298,400	Credit Bank of Moscow PJSC *	115,989

1,925,000	ENEL RUSSIA PJSC	26,530

54,104	Etalon Group Plc GDR (Registered)	105,660

57,410,000	Federal Grid Co Unified Energy System PJSC	152,770

797,780	Gazprom Neft PJSC	4,933,916

9,443,377	Gazprom PJSC Sponsored ADR	65,382,732

287,914	Globaltrans Investment Plc Sponsored GDR (Registered)	2,528,685

98,133,000	Inter RAO UES PJSC	6,312,763

21,944	LSR Group PJSC	251,236

24,695	LSR Group PJSC GDR (Registered)	55,544

683,234	LUKOIL PJSC Sponsored ADR	55,072,763

215,090	M.Video PJSC *	1,494,019

99,893	Magnit PJSC Sponsored GDR (Registered)	1,324,453

5,895,100	Magnitogorsk Iron & Steel Works PJSC	3,698,885

112,312	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	917,312

659,021	MMC Norilsk Nickel PJSC ADR	16,000,133

4,775,340	Moscow Exchange MICEX-RTS PJSC	6,773,481

100,568	Novatek PJSC Sponsered GDR (Registered)	19,528,683

866,290	Novolipetsk Steel PJSC	1,932,879

694,230	Novolipetsk Steel PJSC GDR	15,459,696

87,145	PhosAgro PJSC GDR (Registered)	1,128,811

11,597	Polyus PJSC GDR (Registered)	661,874

135,292	QIWI Plc Sponsored ADR	3,287,596

95,540	Raspadskaya OJSC *	180,104

103,341,000	ROSSETI PJSC	1,817,008

14,992,000	RusHydro PJSC	123,360

71,630	Safmar Financial Investment	525,058

4,530,698	Sberbank of Russia PJSC Sponsored ADR	62,183,993

See accompanying notes to the financial statements.	61

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

451,767	Severstal PJSC GDR (Registered)	6,759,266

5,799,100	Surgutneftegas PJSC	2,385,124

2,124,501	Surgutneftegas PJSC Sponsored ADR	8,754,193

505,070	Tatneft PJSC	5,629,853

371,885	Tatneft PJSC Sponsored ADR	24,788,826

91,021	TCS Group Holding Plc GDR (Registered)	1,694,303

54,150	TMK PJSC	44,649

20,727	TMK PJSC GDR (Registered)	67,311

7,246,000	Unipro PJSC	295,485

	Total Russia	333,751,845

	Singapore — 0.5%

1,450,500	CapitaLand Ltd	3,624,962

1,592,200	ComfortDelGro Corp Ltd	2,808,581

568,200	DBS Group Holdings Ltd	10,019,121

814,300	Frasers Logistics & Industrial Trust (REIT)	715,425

631,000	Japfa Ltd	211,068

77,300	Jardine Cycle & Carriage Ltd	1,717,039

1,198,500	Mapletree Greater China Commercial Trust (REIT)	1,138,789

170,600	Mapletree Industrial Trust (REIT)	283,787

1,550,900	Mapletree Logistics Trust (REIT)	1,754,396

69,400	SATS Ltd	239,938

6,600	Singapore Airlines Ltd	42,000

110,600	Singapore Exchange Ltd	652,910

860,900	Singapore Technologies Engineering Ltd	2,440,067

184,000	Sino Grandness Food Industry Group Ltd *	6,473

77,000	United Overseas Bank Ltd	1,382,684

74,600	Venture Corp Ltd	812,983

508,800	Wilmar International Ltd	1,394,653

19,403,800	Yangzijiang Shipbuilding Holdings Ltd	12,686,765

1,115,800	Yanlord Land Group Ltd	882,843

	Total Singapore	42,814,484

	South Africa — 1.9%

3,633,972	Absa Group Ltd	36,793,979

39,768	AECI Ltd	238,228

1,494,532	African Phoenix Investments Ltd *	72,060

10,972	Anglo American Platinum Ltd	672,092

237,316	Astral Foods Ltd	2,486,577

427,669	Barloworld Ltd	3,132,520

3,415,879	Blue Label Telecoms Ltd *	624,031

86,913	Capitec Bank Holdings Ltd	6,271,956

4,764	Clicks Group Ltd	62,526

1,099,978	Delta Property Fund Ltd (REIT)	79,923

878,461	Emira Property Fund Ltd (REIT)	741,038

190,106	Fortress REIT Ltd – Class B	135,451

Shares	Description	Value ($)

	South Africa — continued

179,861	Foschini Group Ltd (The)	1,783,987

3,722,633	Growthpoint Properties Ltd (REIT)	5,638,858

100,939	Hyprop Investments Ltd (REIT)	437,938

121,375	Investec Ltd	641,977

208,284	Invicta Holdings Ltd	261,569

38,703	JSE Ltd	329,765

731,536	Kumba Iron Ore Ltd	18,977,510

369,184	Lewis Group Ltd	765,725

851,224	Liberty Holdings Ltd	6,157,737

222,090	Momentum Metropolitan Holdings	241,352

333,900	Motus Holdings Ltd	1,647,061

702,045	Mr Price Group Ltd	7,939,736

952,078	Murray & Roberts Holdings Ltd	785,280

855,374	Nedbank Group Ltd	12,753,540

12,078	NEPI Rockcastle Plc	107,136

592,113	Pepkor Holdings Ltd	649,960

33,466	Rand Merchant Investment Holdings Ltd	65,458

1,639,290	Redefine Properties Ltd (REIT)	848,999

779,380	Reunert Ltd	3,304,758

1,019,246	RMB Holdings Ltd	4,800,786

1,492,474	SA Corporate Real Estate Ltd (REIT)	316,637

411,846	Sanlam Ltd (b)	1,975,627

39,167	Santam Ltd (b)	734,844

2,910	SPAR Group Ltd (The)	33,343

238,187	Standard Bank Group Ltd	2,786,879

2,365,055	Telkom SA SOC Ltd	12,434,427

2,665,050	Truworths International Ltd	9,271,375

267,529	Tsogo Sun Gaming Ltd	243,741

251,322	Wilson Bayly Holmes-Ovcon Ltd	1,659,567

53,758	Woolworths Holdings Ltd	195,586

	Total South Africa	149,101,539

	South Korea — 2.9%

86,038	Aekyung Petrochemical Co Ltd	510,429

50,007	Aju Capital Co Ltd	431,732

90,123	Cheil Worldwide Inc	1,966,284

348	Dae Han Flour Mills Co Ltd	51,190

3,775	Daelim Industrial Co Ltd	304,730

77,525	DB Insurance Co Ltd	3,069,329

48,897	DGB Financial Group Inc	278,339

2,789	DongKook Pharmaceutical Co Ltd	150,680

74,571	Dongwha Pharm Co Ltd	507,045

486,367	Dongwon Development Co Ltd	1,670,761

2,331	GOLFZON Co Ltd	128,031

13,683	GS Home Shopping Inc	1,805,490

1,075,024	Hana Financial Group Inc	28,876,773

16,840	Hankook Technology Group Co Ltd	205,290

42,074	Huons Co Ltd	1,581,857

38,282	Hyundai Home Shopping Network Corp	2,945,508

62	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

96,881	Hyundai Hy Communications & Network Co Ltd	298,847

110,519	Hyundai Motor Co	11,747,569

12,612	Il Dong Pharmaceutical Co Ltd	167,368

1,498,976	Industrial Bank of Korea	15,356,127

220,860	JB Financial Group Co Ltd	1,001,720

192,283	KB Financial Group Inc	6,282,471

17,400	KB Financial Group Inc ADR	565,674

1,076,597	Kia Motors Corp	38,860,808

119,868	Korea Asset In Trust Co Ltd	336,380

44,974	Korea Autoglass Corp	653,975

7,187	Korean Reinsurance Co	48,191

67,372	KT Hitel Co Ltd *	342,473

4,346	KT&G Corp	365,977

42,231	Kyobo Securities Co Ltd	332,661

34,866	Kyungdong Pharm Co Ltd	220,819

121,187	LF Corp	1,931,222

37,094	LG Corp	2,182,124

24,164	LG Electronics Inc	1,223,974

12,823	LG Uplus Corp	139,969

43,187	LOTTE Himart Co Ltd	1,117,097

28,523	Mirae Asset Life Insurance Co Ltd	97,209

837	NCSoft Corp	371,061

1,761	NHN Corp *	88,189

8,514	Orange Life Insurance Ltd	189,570

3,926	POSCO	684,715

84,715	Samjin Pharmaceutical Co Ltd	1,885,568

464,195	Samsung Electronics Co Ltd	16,900,861

124	Samsung Electronics Co Ltd GDR	113,761

7,859	Samsung SDS Co Ltd	1,273,799

8,508	Sebang Global Battery Co Ltd	269,470

913,257	Shinhan Financial Group Co Ltd	30,740,465

56,572	SK Holdings Co Ltd	9,354,592

163,580	SK Hynix Inc	10,475,774

838,041	SK Telecom Co Ltd Sponsored ADR	18,353,098

33,798	SL Corp	601,563

180	Taekwang Industrial Co Ltd	159,535

288,042	Woori Financial Group Inc	2,834,437

	Total South Korea	222,052,581

	Spain — 1.7%

389,142	ACS Actividades de Construccion y Servicios SA	14,725,746

102,855	Aena SME SA	18,571,232

181,867	Almirall SA	3,466,652

2,571	Applus Services SA	34,211

15,263	Banco Bilbao Vizcaya Argentaria SA	72,410

507,052	Banco Santander SA	1,920,297

79,667	Cia de Distribucion Integral Logista Holdings SA	1,564,865

Shares	Description	Value ($)

	Spain — continued

1,297,498	Endesa SA	33,346,825

46,287	Faes Farma SA	243,431

3,224,549	Iberdrola SA	33,193,529

4,674,234	International Consolidated Airlines Group SA	23,978,492

693,961	Mapfre SA	1,808,493

83,467	Mediaset Espana Comunicacion SA	528,192

4,858	Red Electrica Corp SA	96,473

13,008	Repsol SA	189,260

	Total Spain	133,740,108

	Sweden — 0.9%

353,507	Betsson AB *	1,709,276

15,007	Bravida Holding AB	125,722

10,344	Bufab AB	104,918

12,849	Dustin Group AB	106,138

19,204	Granges AB	174,279

1,083	Hemfosa Fastigheter AB	10,932

13,186	Kindred Group Plc SDR	73,936

356,259	Klovern AB – B Shares	643,983

14,982	Lindab International AB	144,738

19,900	New Wave Group AB-Class B	116,030

158,754	Peab AB	1,302,561

180,212	Resurs Holding AB	1,024,239

750,687	Sandvik AB	10,782,230

921,251	Svenska Cellulosa AB SCA – Class B	7,960,023

153,083	Swedish Match AB	6,006,301

85,336	Volvo AB – A Shares	1,179,435

2,635,840	Volvo AB – B Shares	36,477,423

	Total Sweden	67,942,164

	Switzerland — 1.0%

12,612	ALSO Holding AG (Registered) *	1,800,370

165	Baloise Holding AG (Registered)	28,222

51	Belimo Holding AG (Registered)	257,842

22,118	BKW AG	1,444,746

8,404	Bobst Group SA (Registered) (a)	409,181

2,672	Georg Fischer AG (Registered)	2,196,237

119	Gurit Holding AG	136,550

16,460	Huber + Suhner AG (Registered)	1,057,958

167	Inficon Holding AG (Registered)	105,006

10,870	Kardex AG (Registered)	1,525,427

47,081	Mobilezone Holding AG (Registered) *	469,518

43,961	Nestle SA (Registered)	4,940,091

82,038	Novartis AG (Registered)	7,396,107

6,613	Orior AG *	567,009

37,733	Roche Holding AG	10,280,081

154,127	Roche Holding AG – Genusschein	42,116,776

5,835	Zehnder Group AG – Class RG	213,767

	Total Switzerland	74,944,888

See accompanying notes to the financial statements.	63

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 5.5%

302,000	Ability Enterprise Co Ltd	162,366

152,000	Actron Technology Corp	458,993

331,000	Advantech Co Ltd	2,812,834

89,000	Arcadyan Technology Corp	295,814

3,116,799	Asustek Computer Inc	20,225,533

57,000	Aten International Co Ltd	151,684

2,278,000	Catcher Technology Co Ltd	15,965,960

114,000	Cathay Real Estate Development Co Ltd	73,818

2,087,890	Chailease Holding Co Ltd	8,272,604

1,254,660	Chicony Electronics Co Ltd	3,522,374

1,042,000	Chin-Poon Industrial Co Ltd	1,059,001

8,797,000	China Development Financial Holding Corp	2,544,474

566,000	China Motor Corp	450,253

368,000	Chong Hong Construction Co Ltd	936,804

120,000	Cleanaway Co Ltd	582,648

5,832,000	Coretronic Corp	7,139,476

16,807,000	CTBC Financial Holding Co Ltd	10,886,342

427,000	CTCI Corp	595,273

61,000	Depo Auto Parts Ind Co Ltd	122,866

250,500	Elan Microelectronics Corp	679,010

324,000	Elite Material Co Ltd	1,362,031

642,000	Elitegroup Computer Systems Co Ltd *	254,372

639,000	Everlight Electronics Co Ltd	559,312

505,000	Far Eastern Department Stores Ltd	380,315

553,000	Farglory Land Development Co Ltd	662,658

1,621,300	Feng TAY Enterprise Co Ltd	10,557,315

1,101,000	FLEXium Interconnect Inc	3,285,228

244,000	Formosa Advanced Technologies Co Ltd	259,020

644,000	Formosa Chemicals & Fibre Corp	1,805,336

1,311,000	Formosa Petrochemical Corp	4,053,944

1,125,000	Formosa Plastics Corp	3,368,844

2,043,000	Formosa Taffeta Co Ltd	2,213,858

4,870,000	Foxconn Technology Co Ltd	9,828,089

51,000	Fusheng Precision Co Ltd	266,269

35,000	Giant Manufacturing Co Ltd	243,700

3,964,000	Gigabyte Technology Co Ltd	6,661,905

89,000	Global Mixed Mode Technology Inc	340,044

393,000	Globalwafers Co Ltd	3,608,188

10,027,000	Grand Pacific Petrochemical	5,917,338

3,448,021	Great Wall Enterprise Co Ltd	4,048,444

486,000	Greatek Electronics Inc	638,066

1,744,000	Highwealth Construction Corp	2,747,413

121,000	Holiday Entertainment Co Ltd	266,135

1,952,000	Holtek Semiconductor Inc	4,155,738

77,000	Holy Stone Enterprise Co Ltd	223,295

4,128,600	Hon Hai Precision Industry Co Ltd	9,745,756

18,000	Hotai Motor Co Ltd	253,553

456,000	Huaku Development Co Ltd	1,168,178

Shares	Description	Value ($)

	Taiwan — continued

1,053,000	IBF Financial Holdings Co Ltd	350,169

583,300	IEI Integration Corp	672,299

267,000	International Games System Co Ltd	3,217,878

3,717,000	Inventec Corp	2,543,211

25,000	King Slide Works Co Ltd	261,079

370,000	Kinik Co	666,287

141,000	Kung Long Batteries Industrial Co Ltd	668,463

29,000	Lion Travel Service Co Ltd	71,538

2,049,000	Lite-On Semiconductor Corp	2,676,029

1,430,000	Lite-On Technology Corp	2,274,820

153,300	Makalot Industrial Co Ltd	902,483

89,000	MediaTek Inc	1,041,062

3,123,088	Mercuries Life Insurance Co Ltd *	1,044,100

61,000	Mirle Automation Corp	80,824

3,928,283	Mitac Holdings Corp	3,450,923

5,717,000	Nan Ya Plastics Corp	12,519,001

424,000	Nantex Industry Co Ltd	440,120

6,295,000	Nanya Technology Corp	14,097,977

6,269,000	Novatek Microelectronics Corp	37,132,336

306,000	On-Bright Electronics Inc	1,737,139

39,000	OptoTech Corp	28,709

1,567,000	Phison Electronics Corp	14,406,958

13,748,566	Pou Chen Corp	17,148,175

1,470,000	Qisda Corp	938,333

3,404,000	Quanta Computer Inc	6,119,659

9,592,020	Radiant Opto-Electronics Corp	34,642,210

1,429,000	Realtek Semiconductor Corp	9,773,262

689,240	Ruentex Development Co Ltd	933,455

1,761,600	Ruentex Industries Ltd *	3,906,619

187,000	Sercomm Corp	491,102

672,000	Sheng Yu Steel Co Ltd	414,850

231,000	Shin Zu Shing Co Ltd	881,432

215,000	Shinkong Insurance Co Ltd	256,527

478,400	Simplo Technology Co Ltd	4,006,526

363,000	Sinbon Electronics Co Ltd	1,587,942

176,000	Sitronix Technology Corp	906,580

416,000	Soft-World International Corp	968,467

141,000	Standard Chemical & Pharmaceutical Co Ltd	144,278

2,213,000	Sunplus Technology Co Ltd *	964,267

531,000	Syncmold Enterprise Corp	1,323,919

19,000	TaiDoc Technology Corp	81,706

92,000	Taiwan Paiho Ltd	245,721

1,312,000	Taiwan PCB Techvest Co Ltd	1,545,366

1,255,000	Taiwan Semiconductor Manufacturing Co Ltd	10,311,864

679,450	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	28,964,953

404,000	Taiwan Styrene Monomer	278,298

2,458,000	Taiwan Surface Mounting Technology Corp	5,810,640

64	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

370,000	Tong Hsing Electronic Industries Ltd	1,407,408

560,700	TOPBI International Holdings Ltd	1,741,965

976,188	Topco Scientific Co Ltd	2,883,686

244,000	Topkey Corp	1,201,618

571,000	Transcend Information Inc *	1,197,521

877,000	Tripod Technology Corp	3,167,191

303,000	TXC Corp	384,288

2,453,000	Uni-President Enterprises Corp	5,981,758

542,800	United Integrated Services Co Ltd	2,678,169

176,000	Wah Lee Industrial Corp	299,070

7,407,000	Walsin Lihwa Corp	3,248,848

528,000	YC INOX Co Ltd	437,797

603,000	Youngtek Electronics Corp	817,916

18,441,000	Yuanta Financial Holding Co Ltd	10,594,063

19,000	Yulon Nissan Motor Co Ltd	149,325

11,000	Zeng Hsing Industrial Co Ltd	46,343

280,000	Zhen Ding Technology Holding Ltd	1,034,560

	Total Taiwan	426,013,553

	Thailand — 0.3%

1,095,400	AP Thailand Pcl (Foreign Registered)	260,833

169,400	AP Thailand Pcl NVDR	40,337

751,200	Com7 Pcl NVDR	636,545

466,600	Mega Lifesciences Pcl NVDR	475,156

388,600	Pruksa Holding Pcl (Foreign Registered)	246,068

1,512,700	Pruksa Holding Pcl NVDR	957,867

3,372,700	PTT Global Chemical Pcl NVDR	5,850,242

2,896,300	PTT Pcl (Foreign Registered)	4,179,507

849,700	SC Asset Corp Pcl (Foreign Registered)	73,223

207,800	Somboon Advance Technology Pcl NVDR	112,650

1,148,725	Supalai Pcl (Foreign Registered)	738,893

420,300	Thai Beverage Pcl	272,148

3,955,300	Thanachart Capital Pcl (Foreign Registered)	7,291,493

245,500	Thanachart Capital Pcl NVDR	452,573

	Total Thailand	21,587,535

	Turkey — 1.5%

7,989,294	Akbank TAS	9,496,473

209,302	Aksa Akrilik Kimya Sanayii AS	309,973

48,969	Aygaz AS	82,782

7,791,759	Dogan Sirketler Grubu Holding AS	1,770,095

1,813,430	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	814,470

28,833,118	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	5,853,160

1,976,316	Enerjisa Enerji AS	2,000,214

864,601	Enka Insaat ve Sanayi AS	860,668

2,563,091	Eregli Demir ve Celik Fabrikalari TAS	2,825,831

Shares	Description	Value ($)

	Turkey — continued

111,788	Ford Otomotiv Sanayi AS	1,128,654

2,570,367	Haci Omer Sabanci Holding AS	3,876,861

5,733,398	KOC Holding AS	17,250,987

241,488	Kordsa Teknik Tekstil AS	487,224

245,495	Koza Altin Isletmeleri AS *	2,884,635

185,918	Mavi Giyim Sanayi Ve Ticaret AS – Class B	1,178,338

27,382	Otokar Otomotiv Ve Savunma Sanayi AS	613,523

388,912	Selcuk Ecza Deposu Ticaret ve Sanayi AS	327,321

8,369,380	Soda Sanayii AS	7,932,490

615,996	TAV Havalimanlari Holding AS	2,498,116

1,269,985	Tekfen Holding AS	4,523,377

27,387	Tofas Turk Otomobil Fabrikasi AS	83,211

1,945,926	Trakya Cam Sanayii AS	853,468

376,140	Tupras-Turkiye Petrol Rafineriler AS	8,141,530

5,633,896	Turkiye Garanti Bankasi AS	8,629,876

2,484,836	Turkiye Halk Bankasi AS *	2,427,735

16,544,585	Turkiye Is Bankasi – Class C *	15,698,720

12,196,327	Turkiye Sinai Kalkinma Bankasi AS	1,759,869

7,662,236	Turkiye Vakiflar Bankasi TAO – Class D	6,124,565

12,089,828	Yapi ve Kredi Bankasi AS *	4,766,270

	Total Turkey	115,200,436

	United Arab Emirates — 0.1%

138,045	Abu Dhabi Commercial Bank PJSC	326,540

1,139,197	Al Waha Capital PJSC	319,622

325,387	DAMAC Properties Dubai Co PJSC *	84,634

528,671	Dubai Islamic Bank PJSC	737,929

4,837,157	Emaar Properties PJSC	6,531,059

4,696,149	RAK Properties PJSC *	566,218

	Total United Arab Emirates	8,566,002

	United Kingdom — 4.1%

1,750,541	3i Group Plc	23,402,117

53,489	Ashmore Group Plc	294,682

137,577	Ashtead Group Plc	3,819,445

187,604	AstraZeneca Plc	16,757,059

116,340	AVEVA Group Plc	5,248,769

2,542,276	Barratt Developments Plc	19,625,458

247,629	Bellway Plc	8,762,700

324,155	Berkeley Group Holdings Plc (The)	15,481,623

124,968	Bovis Homes Group Plc	1,565,446

379,768	British American Tobacco Plc	13,321,620

330,700	British American Tobacco Plc Sponsored ADR (a)	11,607,570

206,555	Britvic Plc	2,184,936

31,253	Close Brothers Group Plc	491,333

See accompanying notes to the financial statements.	65

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

30,109	CMC Markets Plc	34,730

273,174	Coca-Cola HBC AG *	9,089,057

183,749	Compass Group Plc	4,660,304

115,046	Computacenter Plc	1,869,408

3,244	Daily Mail & General Trust Plc	31,965

16,285	Dart Group Plc	149,191

31,700	Diageo Plc Sponsored ADR	5,429,576

11,920	Diploma Plc	230,452

7,957	Direct Line Insurance Group Plc	27,457

48,737	Drax Group Plc	160,307

158,773	Dunelm Group Plc	1,694,264

245,386	EI Group Plc *	838,806

501,568	Electrocomponents Plc	3,555,100

22,782	EMIS Group Plc	307,973

1,005,186	Evraz Plc	6,071,430

1,497,011	Ferrexpo Plc	3,680,917

42,753	Galliford Try Plc	305,335

5,796	Games Workshop Group Plc	309,549

308,100	GlaxoSmithKline Plc Sponsored ADR	12,810,798

18,377	Go-Ahead Group Plc (The)	465,637

21,122	Grafton Group Plc	193,687

320,569	Greene King Plc	3,287,734

64,277	Greggs Plc	1,655,114

69,741	Halma Plc	1,672,689

32,600	HSBC Holdings Plc Sponsored ADR	1,170,340

634,814	IG Group Holdings Plc	4,180,821

281,978	Imperial Brands Plc	7,306,903

428,720	Inchcape Plc	3,021,813

290,867	Indivior Plc *	213,855

93,567	Intermediate Capital Group Plc	1,527,854

39,779	International Personal Finance Plc	42,708

557,557	JD Sports Fashion Plc	4,202,328

336,597	John Laing Group Plc	1,452,820

6,971	Jupiter Fund Management Plc	29,058

5,173,215	Legal & General Group Plc	13,860,074

8,281,040	Lloyds Banking Group Plc	5,038,324

138,383	McBride Plc *	92,788

78,817	Meggitt Plc	594,859

442,089	Mondi Plc (b)	8,622,244

436,952	Mondi Plc (b)	8,522,939

56,323	Morgan Sindall Group Plc	814,725

168,588	National Express Group Plc	871,585

109,023	Next Plc	7,892,058

19,700	Nomad Foods Ltd *	396,955

16,412	Numis Corp Plc	47,359

56,596	OneSavings Bank Plc	221,995

96,005	Pagegroup Plc	490,152

52,811	Paragon Banking Group Plc	281,067

1,320,038	Persimmon Plc	30,650,746

64,062	Pets at Home Group Plc	181,336

Shares	Description	Value ($)

	United Kingdom — continued

372,890	Phoenix Group Holdings Plc	2,938,669

308,381	Plus500 Ltd	2,559,762

1,360,312	QinetiQ Group Plc	4,795,896

102,834	Redrow Plc	692,764

60,400	Royal Dutch Shell Plc – Class B Sponsored ADR	3,367,904

14,710	Safestore Holdings Plc (REIT)	119,995

62,076	Sage Group Plc (The)	530,970

11,222	Savills Plc	113,274

37,900	Smith & Nephew Plc Sponsored ADR	1,817,684

106,607	Softcat Plc	1,353,853

125,054	Spectris Plc	3,531,694

526,299	Spirent Communications Plc	1,183,650

189,169	Stock Spirits Group Plc	547,914

1,160,132	Tate & Lyle Plc	10,167,979

16,728	Taylor Wimpey Plc	29,772

411,785	Vesuvius Plc	2,336,081

2,708	WPP Plc	32,037

	Total United Kingdom	318,941,842

	United States — 14.3%

19,200	1-800-Flowers.com, Inc. – Class A *	282,624

14,500	AAR Corp.	622,920

500,500	Abercrombie & Fitch Co. – Class A (a)	7,317,310

268,700	Acacia Communications, Inc. * (a)	16,941,535

303,600	ACCO Brands Corp. (d)	2,814,372

76,900	Acushnet Holdings Corp. (d)	1,997,093

175,900	ADTRAN, Inc.	1,806,493

486,340	Advanced Disposal Services, Inc. *	15,767,143

4,900	AdvanSix, Inc. *	109,466

122,100	AG Mortgage Investment Trust, Inc. (REIT)	1,830,279

46,900	AgroFresh Solutions, Inc. *	75,978

14,200	Alamo Group, Inc. (a)	1,621,356

170,426	Allergan Plc	27,220,441

33,300	Alpha & Omega Semiconductor Ltd. *	392,274

150,000	Altria Group, Inc. (c)	6,561,000

14,400	Ameresco, Inc. – Class A * (a)	207,360

18,144	American Public Education, Inc. *	439,629

7,600	American Software, Inc. – Class A	119,776

38,400	American Vanguard Corp.	544,128

95,600	Arbor Realty Trust, Inc. (REIT) (a)	1,199,780

299,200	Archrock, Inc.	2,905,232

59,400	Ares Commercial Real Estate Corp. (REIT) (a)	890,406

50,000	Armstrong Flooring, Inc. *	338,500

1,300	Arrow Financial Corp.	41,808

2,600	Atkore International Group, Inc. *	75,426

271,000	Avaya Holdings Corp. *	3,826,520

146,200	AVX Corp. (a)	1,981,010

66	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

10,500	Axcelis Technologies, Inc. *	160,755

15,600	BancFirst Corp.	838,812

26,100	BankFinancial Corp.	304,326

81,600	Banner Corp.	4,399,056

1,700	Bar Harbor Bankshares (a)	37,519

20,100	Bassett Furniture Industries, Inc.	244,818

3,200	BCB Bancorp, Inc.	39,552

9,830	Bel Fuse, Inc. – Class B	108,130

160,800	Benchmark Electronics, Inc.	4,257,984

192,800	Bloomin’ Brands, Inc.	3,478,112

18,700	Bonanza Creek Energy, Inc. *	421,872

13,500	Boston Private Financial Holdings, Inc.	143,370

170,100	Brady Corp. – Class A	8,030,421

110,600	Braemar Hotels & Resorts, Inc. (REIT) (a)	1,014,202

41,000	Briggs & Stratton Corp.	177,120

45,800	Brightsphere Investment Group, Inc.	416,322

31,700	Brookline Bancorp, Inc.	445,068

266,651	C&J Energy Services, Inc. *	2,549,184

1,306,693	Caesars Entertainment Corp. * (a)	15,040,036

118,300	California Resources Corp. * (a)	1,158,157

1,300	Calix, Inc. *	7,813

44,600	Camden National Corp.	1,849,116

14,200	CareTrust REIT, Inc. (a)	337,818

52,700	Carpenter Technology Corp. (a)	2,563,328

9,600	Carriage Services, Inc.	204,192

80,400	Carrols Restaurant Group, Inc. * (a)	586,920

4,200	CBIZ, Inc. *	93,828

109,600	Cedar Realty Trust, Inc. (REIT)	259,752

433,908	Celgene Corp. * (a) (d)	42,002,294

452,260	Centene Corp. * (a) (c)	21,084,361

61,500	Central Garden & Pet Co. *	1,624,830

12,800	Central Garden & Pet Co. – Class A *	307,968

8,900	Century Bancorp, Inc. – Class A	720,900

4,200	ChannelAdvisor Corp. *	36,120

27,800	Chatham Lodging Trust (REIT) (a)	461,202

1,000	Chemung Financial Corp.	40,190

49,500	Cirrus Logic, Inc. *	2,655,180

14,700	Citi Trends, Inc.	247,107

16,000	Civista Bancshares, Inc.	326,880

38,600	Clarus Corp. (a)	424,986

8,600	CNB Financial Corp.	227,384

189,300	CNO Financial Group, Inc. (a)	2,741,064

15,700	Community Trust Bancorp, Inc.	610,730

39,100	Computer Programs & Systems, Inc.	826,965

95,300	Comtech Telecommunications Corp.	2,549,275

12,400	Consolidated Water Co. Ltd.	181,784

19,200	Container Store Group, Inc. (The) * (a)	86,016

222,285	Contra Clementia Pharma (e)	300,085

88,900	Core-Mark Holding Co., Inc.	2,879,471

Shares	Description	Value ($)

	United States — continued

355,300	CoreCivic, Inc. (REIT) (a)	6,022,335

207,800	CorePoint Lodging, Inc. (REIT) (d)	1,890,980

14,700	CRA International, Inc.	571,683

64,100	CSG Systems International, Inc. (a)	3,453,708

6,000	CTS Corp.	171,180

706,467	Cypress Semiconductor Corp. (a) (d)	16,255,806

5,300	Daktronics, Inc.	38,319

201,200	Dana, Inc. (a)	2,561,276

318,598	DaVita, Inc. * (a) (c)	17,959,369

922,700	Denbury Resources, Inc. * (a)	996,516

191,200	Designer Brands, Inc. – Class A	3,152,888

111,700	DHI Group, Inc. *	405,471

58,400	Digi International, Inc. *	746,352

71,600	Dime Community Bancshares, Inc. (a)	1,419,828

857,601	Discovery, Inc. – Class C * (d)	22,323,354

4,047	Donegal Group, Inc. – Class A	58,398

57,100	Donnelley Financial Solutions, Inc. *	606,973

18,800	Dril-Quip, Inc. * (a)	861,980

31,700	DSP Group, Inc. *	438,728

30,700	Ducommun, Inc. *	1,264,226

145,066	Dynex Capital, Inc. (REIT) (a)	2,048,332

14,700	El Paso Electric Co.	980,490

6,500	Employers Holdings, Inc.	280,345

1,700	EnerSys (a)	95,200

87,800	Ennis, Inc.	1,765,658

206,425	Enova International, Inc. *	4,933,557

5,700	EnPro Industries, Inc.	354,996

7,400	Escalade, Inc.	76,442

8,300	ESSA Bancorp, Inc. (a)	126,990

173,800	Essent Group Ltd. *	8,429,300

124,100	Ethan Allen Interiors, Inc. (a)	2,134,520

51,300	Evolution Petroleum Corp.	303,696

16,300	Exterran Corp. *	171,965

24,400	Farmers National Banc Corp.	329,400

7,400	Federal Agricultural Mortgage Corp. – Class C (a)	609,390

153,000	Federal Signal Corp.	4,545,630

116,600	Federated Investors, Inc. – Class B (a)	3,735,864

34,300	FedNat Holding Co.	419,489

20,930	Financial Institutions, Inc.	608,226

245,836	Finisar Corp. *	5,558,352

25,326	First Community Bankshares, Inc.	805,620

66,500	First Defiance Financial Corp.	1,738,975

19,600	First Financial Corp.	795,760

7,900	First Financial Northwest, Inc. (a)	108,388

10,500	First of Long Island Corp. (The)	228,480

230,500	Flagstar Bancorp, Inc. (a)	8,378,675

20,800	Flushing Financial Corp.	401,232

7,800	FONAR Corp. *	187,980

10,505	FTI Consulting, Inc. * (a)	1,136,011

See accompanying notes to the financial statements.	67

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

41,500	FTS International, Inc. *	104,165

577,200	Fulton Financial Corp. (a)	9,206,340

49,700	FutureFuel Corp.	535,766

740,000	Gannett Co., Inc. (a)	7,784,800

286,414	Genesee & Wyoming, Inc. – Class A * (d)	31,757,584

69,900	Genie Energy Ltd. – Class B (a)	500,484

143,300	GEO Group, Inc. (The) (REIT)	2,459,028

79,497	Gibson Equity (e)	8,744,670

27,100	Gorman-Rupp Co. (The)	809,477

14,300	Great Southern Bancorp, Inc.	805,662

23,600	Greif, Inc. – Class A	830,484

106,800	Griffon Corp. (a)	1,863,660

74,100	Group 1 Automotive, Inc.	5,536,752

22,400	Hackett Group, Inc. (The)	361,312

4,000	Hallmark Financial Services, Inc. *	70,320

95,100	Haverty Furniture Cos, Inc.	1,821,165

5,500	HealthStream, Inc. *	138,985

18,800	Helix Energy Solutions Group, Inc. * (a)	136,112

219,236	Herman Miller, Inc.	9,269,298

206,700	Hersha Hospitality Trust (REIT)	2,873,130

34,300	Hilltop Holdings, Inc.	814,625

9,600	HomeTrust Bancshares, Inc.	242,112

5,700	Hurco Cos, Inc.	181,887

52,900	Hyster-Yale Materials Handling, Inc. (a)	2,885,695

36,300	ICF International, Inc. (d)	3,073,158

1,200	Independence Holding Co.	44,424

84,563	Independent Bank Corp.	1,643,059

52,600	Information Services Group, Inc. *	139,916

29,062	Ingles Markets, Inc. – Class A	1,129,931

53,200	Innospec, Inc.	4,425,176

115,700	Insight Enterprises, Inc. * (a)	5,560,542

59,200	Inter Parfums, Inc.	3,805,968

97,800	International Bancshares Corp.	3,480,702

31,357	INTL. FCStone, Inc. * (a) (d)	1,229,508

396,500	Invesco Mortgage Capital, Inc. (REIT)	5,959,395

435,800	Investors Bancorp, Inc. (a)	4,837,380

143,900	iStar, Inc. (REIT) (a)	1,841,920

24,700	Johnson Outdoors, Inc. – Class A (d)	1,383,200

140,000	K12, Inc. * (d)	3,689,000

24,700	Kelly Services, Inc. – Class A	597,987

5,500	Kennametal, Inc. (a)	164,395

38,500	Kimball Electronics, Inc. *	508,585

46,500	Kimball International, Inc. – Class B	816,075

104,700	Knoll, Inc.	2,414,382

76,600	La-Z-Boy, Inc.	2,441,242

68,900	Lantheus Holdings, Inc. * (a)	1,499,264

337,600	Laredo Petroleum, Inc. * (a)	837,248

224,800	Laureate Education, Inc. – Class A * (a)	4,113,840

5,400	LB Foster Co. – Class A *	107,514

12,800	LCNB Corp.	214,656

Shares	Description	Value ($)

	United States — continued

17,600	Leaf Group Ltd. *	73,568

79,445	LegacyTexas Financial Group, Inc.	3,209,578

772,290	Liberty Global Plc – Series C * (a) (c)	20,172,215

469,900	Liberty Media Corp.-Liberty SiriusXM – Class C *	19,176,619

170,500	Liberty TripAdvisor Holdings, Inc. – Class A *	1,490,170

31,500	Macatawa Bank Corp.	311,535

240,700	Mallinckrodt Plc * (a)	623,413

52,600	Marchex, Inc. – Class B *	178,840

105,300	Marcus Corp. (The) (a)	3,533,868

5,700	Marlin Business Services Corp. (a)	123,291

65,400	Materion Corp. (d)	3,848,136

52,100	Matrix Service Co. *	1,035,227

345,732	Medidata Solutions, Inc. *	31,662,137

36,400	Meet Group , Inc. (The) * (a)	125,580

245,300	Mellanox Technologies Ltd *	26,259,365

3,600	Mercantile Bank Corp.	110,772

42,400	Meridian Bancorp, Inc.	741,152

277,100	Meritor, Inc. * (a)	4,660,822

2,500	MidWestOne Financial Group, Inc.	72,425

14,500	Miller Industries, Inc.	453,705

74,600	Modine Manufacturing Co. *	761,666

6,400	Monarch Casino & Resort, Inc. *	284,032

114,800	Monotype Imaging Holdings, Inc. (d)*	2,267,300

111,400	Moog, Inc. – Class A	9,051,250

93,400	Movado Group, Inc. (a)	2,009,968

88,900	Mueller Industries, Inc. (a)	2,343,404

9,700	MutualFirst Financial, Inc.	292,649

16,400	Myriad Genetics, Inc. * (a)	385,892

100	NACCO Industries, Inc. – Class A	4,978

7,500	Nanometrics, Inc. * (a)	204,675

30,800	National CineMedia, Inc. (a)	252,560

130,900	National General Holdings Corp.	3,086,622

193,500	Newmark Group, Inc. – Class A (a)	1,679,580

5,600	Nicolet Bankshares, Inc. *	354,928

1,028,272	Nielsen Holdings Plc (a) (c)	21,346,927

7,337	Northrim BanCorp, Inc.	265,599

319,600	Northwest Bancshares, Inc. (a)	5,052,876

11,800	NorthWestern Corp. (d)	854,792

1,141,500	Office Depot, Inc.	1,483,950

7,100	Office Properties Income Trust (REIT) (a)	192,481

175,100	OFG Bancorp (a)	3,593,052

657	Oil-Dri Corp. of America (a)	20,209

19,100	Old Second Bancorp, Inc.	225,189

28,900	Olympic Steel, Inc. (a)	310,675

600	One Liberty Properties, Inc. (REIT) (d)	16,068

1,637,705	OneMarket Ltd. * (a)	931,342

52,342	Oppenheimer Holdings, Inc. – Class A	1,453,014

68	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

17,500	OraSure Technologies, Inc. * (a)	115,500

1,201	Orrstown Financial Services, Inc.	25,629

10,100	Otter Tail Corp.	511,262

4,700	Outfront Media, Inc. (REIT)	129,156

840,820	Pacific Biosciences of California, Inc. * (a)	4,666,551

5,600	Park-Ohio Holdings Corp.	152,264

40,900	PC Connection, Inc. (d)	1,440,907

23,300	PCM, Inc. *	815,733

559,200	PDL BioPharma, Inc. * (a)	1,308,528

1,100	Penns Woods Bancorp, Inc.	45,419

158,500	PennyMac Financial Services, Inc. * (a)	4,690,015

342,100	PennyMac Mortgage Investment Trust (REIT) (a)	7,444,096

14,900	Peoples Bancorp, Inc.	457,579

43,900	Perspecta, Inc.	1,139,205

16,000	Pfenex, Inc. *	117,600

91,000	Philip Morris International, Inc. (c)	6,560,190

198,800	Piedmont Office Realty Trust, Inc. – Class A (REIT) (a)	3,924,312

88,700	Pitney Bowes, Inc.	315,772

158,900	PNM Resources, Inc. (a)	8,105,489

40,100	PolyOne Corp. (a)	1,283,601

126,600	Popular, Inc.	6,655,362

102,700	Portland General Electric Co. (a)	5,842,603

1,900	Preformed Line Products Co.	97,375

12,500	Premier Financial Bancorp, Inc.	193,750

20,000	Presidio, Inc.	320,400

74,200	Prestige Consumer Healthcare, Inc. * (a)	2,365,496

58,700	ProPetro Holding Corp. *	625,155

15,700	Protective Insurance Corp. – Class B	254,340

90,300	Provident Financial Services, Inc.	2,150,043

5,100	QAD, Inc. – Class A	206,652

27,900	Quanex Building Products Corp.	480,438

177,400	Radian Group, Inc. (a)	4,000,370

193,700	Rambus, Inc. *	2,428,998

12,200	Regis Corp. * (a)	197,274

11,133	Republic Bancorp, Inc. – Class A	472,596

50,600	Resources Connection, Inc.	837,430

6,700	REX American Resources Corp. *	460,156

52,900	Ribbon Communications, Inc. *	273,493

15,400	Riverview Bancorp, Inc.	108,570

15,100	Rocky Brands, Inc.	440,014

14,100	Rosetta Stone, Inc. *	257,325

15,000	RR Donnelley & Sons Co. (a)	36,300

64,800	RTI Surgical Holdings, Inc. * (a)	206,064

37,300	Rudolph Technologies, Inc. *	820,227

43,700	Rush Enterprises, Inc. – Class A	1,578,007

17,500	Ryerson Holding Corp. *	120,225

60,900	SandRidge Energy, Inc. *	285,012

14,500	Sandy Spring Bancorp, Inc.	485,460

Shares	Description	Value ($)

	United States — continued

275,300	Sanmina Corp. *	7,956,170

9,400	ScanSource, Inc. *	265,644

8,500	Scholastic Corp.	298,095

59,700	Schweitzer-Mauduit International, Inc. (a)	2,002,338

5,700	SEACOR Holdings, Inc. * (a)	267,729

15,776	Seneca Foods Corp. – Class A *	433,524

9,400	Shiloh Industries, Inc. * (a)	39,292

104,800	Shoe Carnival, Inc. (a)	3,221,552

36,700	Sierra Bancorp	904,288

11,000	SilverBow Resources, Inc. *	95,480

87,400	Sonic Automotive, Inc. – Class A (a)	2,351,934

1,200	Southern First Bancshares, Inc. *	45,804

1,300	Southern Missouri Bancorp, Inc.	43,420

11,400	SP Plus Corp. *	393,414

33,500	SpartanNash Co.	360,795

6,600	Speedway Motorsports, Inc.	130,350

136,200	Spok Holdings, Inc.	1,600,350

94,200	SPX Corp. * (a)	3,574,890

10,700	Standard Motor Products, Inc.	474,117

17,400	Star Group LP	160,080

9,000	State Auto Financial Corp. (a)	287,730

247,952	Steelcase, Inc. – Class A	3,850,695

44,100	Stepan Co.	4,206,699

31,200	Stoneridge, Inc. *	958,152

199,600	Summit Hotel Properties, Inc. (REIT)	2,227,536

16,800	SunCoke Energy, Inc. * (a)	104,832

742,700	Sunstone Hotel Investors, Inc. (REIT)	9,759,078

959,001	SunTrust Banks, Inc. (a) (d)	58,988,152

82,500	Sykes Enterprises, Inc. *	2,392,500

12,900	Systemax, Inc. (a)	258,903

110,800	Tech Data Corp. *	10,274,484

667,900	TEGNA, Inc.	9,557,649

30,700	Telenav, Inc. *	347,524

233,700	Telephone & Data Systems, Inc.	5,889,240

7,900	Tenet Healthcare Corp. *	171,035

19,300	Territorial Bancorp, Inc.	527,855

1,888,723	The Oneida Group (f)	2,984,182

3,300	Timberland Bancorp, Inc.	84,381

127,400	Timken Co. (The) (a) (d)	5,118,932

114,900	Total System Services, Inc. (d)	15,421,878

96,900	Tower International, Inc. * (a)	2,997,117

53,900	Tredegar Corp.	931,931

75,100	Tribune Publishing Co.	574,515

62,900	TriCo Bancshares	2,224,144

446,524	TRU TAJ (g)	6,102,495

5,869	TRU TAJ (e)	586,900

57,400	TrustCo Bank Corp. (a)	440,258

4,100	Twin Disc, Inc. *	41,451

5,700	UMB Financial Corp. (a)	355,224

See accompanying notes to the financial statements.	69

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

334,900	Unisys Corp. *	2,190,246

35,500	United Community Financial Corp.	342,575

5,421	United Security Bancshares	56,270

9,200	Unitil Corp.	555,404

89,200	Universal Corp. (a) (d)	4,465,352

100,100	Universal Forest Products, Inc.	3,913,910

12,700	Univest Financial Corp.	321,437

26,400	Varex Imaging Corp. * (a)	695,640

43,557	Vectrus, Inc. *	1,762,316

128,100	Vera Bradley, Inc. * (a)	1,356,579

28,700	Veritiv Corp. * (a)	475,272

125,600	Verso Corp. – Class A *	1,282,376

628,591	Versum Materials, Inc. (a)	32,686,732

905,100	Viacom, Inc. – Class B (a)	22,609,398

12,700	Village Super Market, Inc. – Class A	317,119

240,400	Vishay Intertechnology, Inc. (a)	3,805,532

32,400	Vishay Precision Group, Inc. * (a)	1,012,500

757,500	W&T Offshore, Inc. *	3,317,850

228,300	WABCO Holdings, Inc. * (d)	30,480,333

55,600	Walker & Dunlop, Inc.	3,105,816

123,000	Warrior Met Coal, Inc. (a) (d)	2,570,700

77,100	Washington Federal, Inc.	2,744,760

44,125	Waterstone Financial, Inc.	732,034

20,700	Watts Water Technologies, Inc. – Class A	1,896,741

40,300	Weis Markets, Inc. (a)	1,540,669

27,200	WellCare Health Plans, Inc. *	7,364,128

107,060	Westmoreland and Mining Holdings (g)	999,227

9,400	West Bancorporation, Inc.	195,896

19,300	Westwood Holdings Group, Inc.	529,785

17,100	Weyco Group, Inc.	419,463

218,100	World Fuel Services Corp. (a) (d)	8,375,040

14,800	Worthington Industries, Inc.	513,560

438,000	Xenia Hotels & Resorts, Inc. (REIT) (a) (d)	8,851,980

88,000	Xperi Corp.	1,612,160

713,235	Zayo Group Holdings, Inc. * (a)	24,007,490

138,900	Zumiez, Inc. *	3,608,622

	Total United States	1,110,648,236

	TOTAL COMMON STOCKS (COST $5,877,984,659)	5,585,411,753

	PREFERRED STOCKS (h) — 1.2%

	Brazil — 0.2%

692,200	Banco do Estado do Rio Grande do Sul SA – Class B	3,782,779

73,800	Cia de Saneamento do Parana	311,881

233,800	Cia Paranaense de Energia – Class B	2,941,555

355,900	Telefonica Brasil SA	4,612,691

	Total Brazil	11,648,906

Shares	Description	Value ($)

	Colombia — 0.0%

29,568	Banco Davivienda SA	357,634

	Germany — 0.1%

13,110	Bayerische Motoren Werke AG	705,903

2,261	Draegerwerk AG & Co KGaA	107,793

54,962	Henkel AG & Co KGaA	5,515,470

8,381	Sixt SE	574,341

	Total Germany	6,903,507

	Russia — 0.4%

1,062	AK Transneft PJSC	2,394,278

107,916	Bashneft PJSC	2,538,526

2,406,710	Sberbank of Russia PJSC	7,031,732

33,691,800	Surgutneftegas PJSC	16,287,950

	Total Russia	28,252,486

	South Korea — 0.5%

211	CJ Corp * (e)	9,755

18,637	Hyundai Motor Co (b)	1,331,458

14,019	Hyundai Motor Co (b)	881,066

88,537	LG Electronics Inc	1,890,367

1,075,949	Samsung Electronics Co Ltd	32,781,513

5,491	Samsung Electronics Co Ltd GDR (Registered)	4,170,382

	Total South Korea	41,064,541

	Sweden — 0.0%

15,394	Akelius Residential Property AB	546,702

	Taiwan — 0.0%

201,277	CTBC Financial Holding Co Ltd	415,218

	TOTAL PREFERRED STOCKS (COST $101,312,296)	89,188,994

	RIGHTS/WARRANTS — 0.0%

	United States — 0.0%

2,616,810	Media General, Inc. CVR * (e)	130,841

	TOTAL RIGHTS/WARRANTS (COST $—)	130,841

	INVESTMENT FUNDS — 1.4%

	United States — 1.4%

1,023,900	Altaba, Inc. *	71,150,811

812,365	iShares Core MSCI Emerging Markets ETF	39,212,859

	Total United States	110,363,670

	TOTAL INVESTMENT FUNDS (COST $111,323,543)	110,363,670

70	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 21.3%

	Brazil — 0.0%

	Corporate Debt — 0.0%

2,100,000	Oi SA, 10.00%, due 07/27/25	1,900,500

	Italy — 0.1%

	Corporate Debt — 0.1%

3,977,000	Intesa Sanpaolo SPA, 144A, 4.38%, due 01/12/48	3,986,373

	Jamaica — 0.1%

	Corporate Debt

6,369,000	Digicel Ltd., Reg S, 6.75%, due 03/01/23	2,706,825

2,877,000	Digicel Ltd., 144A, 8.25%, due 12/30/22 (h)	1,611,120

	Total Jamaica	4,317,945

	Luxembourg — 0.1%

	Bank Loans — 0.1%

11,456,500	SkillSoft Corp., 1st Lien Term Loan, 6.95%, due 04/28/21 (e)	9,537,536

	Puerto Rico — 0.2%

	Asset-Backed Securities — 0.1%

1,040,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/20 (j)	755,300

790,000	Commonwealth of Puerto Rico – Class A, 5.38%, due 07/01/33 (j)	576,700

3,720,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/41 (j)	2,334,300

3,000,000	Puerto Rico Electric Power Authority, 5.50%, due 07/01/49 (j)	2,377,500

	Total Asset-Backed Securities	6,043,800

	Municipal Obligations — 0.1%

1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.05%, due 07/01/28	1,335,000

3,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.10%, due 07/01/34	2,813,700

524,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class A, 6.00%, due 07/01/44	531,394

6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 5.35%, due 07/01/27	6,117,760

Par Value†	Description	Value ($)

	Municipal Obligations — continued

1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Class B, 6.05%, due 07/01/28	1,351,020

	Total Municipal Obligations	12,148,874

	Total Puerto Rico	18,192,674

	Saint Lucia — 0.0%

	Corporate Debt — 0.0%

2,920,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, Reg S, 8.75%, due 05/25/24	2,745,713

	United States — 20.8%

	Asset-Backed Securities — 0.7%

282,910	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.12%, due 11/02/30	283,037

646,598	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.23%, due 07/24/29	647,242

662,188	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.23%, due 07/25/29	662,177

87,107	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.20%, due 07/15/30	87,127

227,073	Anchorage Capital CLO Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.95%, due 10/13/30	227,069

1,310,320	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 04/15/31	1,309,352

596,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	595,992

447,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.76%, due 05/15/30	446,997

642,206	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.72%, due 11/17/27	642,202

634,155	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.02%, due 07/26/31	634,146

493,748	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.42%, due 01/18/25	494,256

970,084	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.38%, due 04/25/26	970,232

See accompanying notes to the financial statements.	71

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,668,712	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.43%, due 07/20/25	1,668,825

596,000	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 04/15/30	595,992

2,054,757	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.15%, due 10/25/37	2,044,405

1,037,160	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 3.00%, due 04/25/36	1,036,649

670,500	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.83%, due 04/20/30	670,491

447,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	446,994

469,065	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 01/17/28	469,058

1,026,823	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.00%, due 07/15/31	1,026,808

565,820	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/22/30	565,756

424,365	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.95%, due 10/18/30	424,347

544,974	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.03%, due 10/24/30	545,007

7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	141,268

1,005,750	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	1,005,737

573,202	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.47%, due 01/16/26	573,283

416,935	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.76%, due 11/15/28	416,932

162,673	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.95%, due 10/15/30	162,766

1,007,538	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.77%, due 05/16/31	1,007,470

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

250,457	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.68%, due 05/25/26	250,235

1,083,247	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 11/28/30	1,083,165

521,150	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 01/18/31	521,115

792,148	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.93%, due 01/27/31	792,082

19,829	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.45%, due 04/15/25	19,833

13,228	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Variable Rate, 3 mo. LIBOR + 1.15%, 3.45%, due 04/15/25	13,231

509,580	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.94%, due 02/05/31	509,574

141,455	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.93%, due 10/20/29	141,463

885,060	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.85%, due 01/15/31	885,048

282,910	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.20%, due 07/17/29	282,979

441,937	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.45%, due 05/25/29	439,663

1,817,771	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.59%, due 07/25/29	1,794,093

849,300	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.46%, due 04/20/31	849,288

1,089,112	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 04/20/31	1,089,098

723,654	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.23%, due 07/20/30	724,284

333,224	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.52%, due 02/25/30	329,932

72	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,041,575	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 2.70%, due 04/25/31	1,037,256

2,749,012	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.67%, due 06/25/37	2,717,755

1,370,800	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 04/19/30	1,370,741

1,018,476	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.97%, due 01/16/31	1,015,771

695,065	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/12/30	692,802

2,269,048	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.38%, due 03/26/29	2,259,764

8,317	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	8,318

156,355	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.95%, due 10/15/29	156,349

236,006	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/19/30	236,028

713,033	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 01/25/31	713,023

121,247	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.17%, due 08/16/29	121,269

297,800	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.88%, due 01/21/30	297,780

311,201	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.93%, due 10/22/30	311,187

471,517	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 07/15/30	471,510

785,517	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.33%, due 05/15/26	786,345

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,589,333	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.05%, due 04/17/28	1,589,308

1,425,866	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.05%, due 01/17/30	1,425,844

70,775	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.18%, due 07/20/30	70,794

509,238	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.74%, due 11/20/30	509,235

1,449,557	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.90%, due 04/26/28	1,449,598

774,575	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	772,772

2,205,185	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.40%, due 05/25/47	2,210,530

212,183	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.08%, due 07/20/30	212,173

848,730	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.90%, due 10/15/30	848,718

424,650	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.93%, due 04/18/31	424,644

	Total Asset-Backed Securities	51,236,214

	Bank Loans — 1.0%

7,895,810	21st Century Oncology Holdings, Inc., Exit Term Loan, 3 mo. LIBOR + 6.13%, 8.46%, due 01/16/23 (e)	6,948,313

12,792,224	Communications Sales & Leasing, Inc., 2017 Term Loan B, 7.11%, due 10/24/22 (e)	12,344,496

10,371,045	J.C. Penney Corp., Inc., 2016 Term Loan B, 6.39%, due 06/23/23 (e)	8,867,244

4,178,238	Longview Power LLC, Term Loan B, 8.26%, due 04/13/21 (e)	3,384,373

7,435,313	Murray Energy Corp., 2018 Term Loan B2, 9.36%, due 10/17/22 (e)	3,568,950

17,716,069	Quorum Health Corp., Term Loan B, 9.01%, due 04/29/22 (e)	17,538,908

7,790,000	Transform SR Holdings LLC, Term Loan, 9.42%, due 02/12/24 (e)	7,790,000

2,955,664	Tronox Finance LLC, Term Loan B, 4.95%, due 09/23/24 (e)	2,933,497

8,421,142	Westmoreland Coal Co., PIK Term Loan, 7.50%, due 03/15/29 (e)	6,315,856

2,756,988	Windstream Services LLC, Term Loan B7, 9.50%, due 02/17/24 (e)	2,770,773

See accompanying notes to the financial statements.	73

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Bank Loans — continued

2,749,600	WP CPP Holdings LLC, 2018 2nd Lien Term Loan, 10.01%, due 04/30/26 (e)	2,728,978

	Total Bank Loans	75,191,388

	Corporate Debt — 0.6%

875,000	CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	857,500

500,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21	500,000

508,000	CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	351,643

3,715,000	CHS/Community Health Systems, Inc., 144A, 8.13%, due 06/30/24	2,823,400

634,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	538,900

1,250,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 01/15/22	1,056,250

2,938,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23 (h)	2,467,920

14,789,000	Frontier Communications Corp., 11.00%, due 09/15/25	7,505,417

5,471,000	Frontier Communications Corp., 144A, 8.00%, due 04/01/27	5,703,517

3,200,000	JC Penney Corp., Inc., 144A, 5.88%, due 07/01/23	2,688,000

1,100,000	JC Penney Corp., Inc., 6.38%, due 10/15/36	286,000

1,500,000	JC Penney Corp., Inc., 7.63%, due 03/01/97	352,500

14,661,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21	1,905,930

1,640,000	NGL Energy Partners LP/NGL Energy Finance Corp., 144A, 7.50%, due 04/15/26	1,660,500

5,330,000	Sprint Corp., 7.88%, due 09/15/23	5,996,250

6,000,000	Tenet Healthcare Corp., 5.13%, due 05/01/25	6,015,000

4,800,000	United States Steel Corp., 6.25%, due 03/15/26	4,245,024

2,730,000	Uniti Fiber Holdings, Inc., 144A, REIT, 4.00%, due 06/15/24	2,407,111

	Total Corporate Debt	47,360,862

	U.S. Government — 16.8%

16,158,904	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (k)	16,402,610

28,242,626	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (k)	28,576,789

161,389,776	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (k)	167,499,528

174,319,526	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (k)	178,907,578

84,458,039	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (k)	87,889,455

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued

198,455,657	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (k)	226,892,613

24,233,954	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (k)	25,913,985

45,247,758	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (k)	48,969,560

157,100,453	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (k)	193,370,171

41,800,000	U.S. Treasury Note, 1.13%, due 04/30/20	41,591,000

45,000,000	U.S. Treasury Note, 1.50%, due 05/31/20	44,880,469

9,000,000	U.S. Treasury Note, 1.63%, due 11/30/20	8,991,563

9,400,000	U.S. Treasury Note, 1.13%, due 02/28/21 (d)	9,329,500

6,800,000	U.S. Treasury Note, 1.38%, due 01/31/21	6,772,906

23,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.99%, due 04/30/20 (d)	22,981,335

43,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20 (d)	43,699,123

104,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.00%, due 10/31/20 (d)	104,015,032

50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 2.07%, due 01/31/21 (d)	49,936,188

	Total U.S. Government	1,306,619,405

	U.S. Government Agency — 1.7%

64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.21%, 1.92%, due 05/22/20	63,954,086

8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.21%, 1.97%, due 02/10/20	7,995,693

8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.14%, 2.14%, due 04/20/20	7,998,912

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.16%, due 02/21/20	5,000,103

48,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.14%, 2.19%, due 12/26/19	48,004,355

	Total U.S. Government Agency	132,953,149

	Total United States	1,613,361,018

	TOTAL DEBT OBLIGATIONS (COST $1,628,309,298)	1,654,041,759

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

481,022	GMO U.S. Treasury Fund (l)	2,405,112

	TOTAL MUTUAL FUNDS (COST $2,405,112)	2,405,112

74	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.3%

		Foreign Government Obligations — 3.3%

CAD	57,250,000	Canadian Treasury Discount Bill, Zero Coupon, due 09/05/19	42,988,670

JPY	2,590,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/09/19	24,380,317

JPY	3,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/24/19	28,240,971

JPY	4,290,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/30/19	40,385,338

JPY	4,313,200,000	Japan Treasury Discount Bill, Zero Coupon, due 10/07/19	40,604,754

JPY	3,476,800,000	Japan Treasury Discount Bill, Zero Coupon, due 10/15/19	32,731,851

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/28/19	10,356,385

JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/18/19	16,007,025

JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/25/19	22,269,512

		Total Foreign Government Obligations	257,964,823

Shares	Description	Value ($)

	Money Market Funds — 0.2%

99,715	SSgA USD Liquidity Fund – Class D shares, 2.12% (m)	99,715

11,882,776	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (m) (n)	11,882,776

	Total Money Market Funds	11,982,491

	Repurchase Agreements — 1.1%

85,598,746	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/30/19, maturing on 09/03/19 with a maturity value of $85,619,099 and an effective yield of 2.14%, collateralized by a U.S. Treasury Note with maturity date 02/29/24 and a market value of $86,487,515.	85,598,746

	U.S. Government — 0.7%

50,550,000	U.S. Treasury Bill, 1.79%, due 10/03/19 (m) (o)	50,466,013

	TOTAL SHORT-TERM INVESTMENTS (COST $404,279,550)	406,012,073

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)

Equity Options – Calls
Westshore Terminals Investment Corp. (c)	25.00	01/17/20	CAD	1,200	CAD	2,622,000	72,105
Davita, Inc. (c )	60.00	01/17/20	USD	1,069	USD	6,025,953	331,390

Total Equity Options – Calls							403,495

Equity Options – Puts – 0.0%
Abbvie, Inc.	60.00	01/17/20	USD	1,465	USD	9,630,910	339,880

Index Options – Puts – 0.0%
S&P 500 Index	2,825.00	03/20/20	USD	71	USD	20,777,866	810,820
S&P 500 Index	2,850.00	03/20/20	USD	95	USD	27,801,370	1,179,900
S&P 500 Index	2,825.00	10/18/19	USD	142	USD	41,555,732	602,080

Total Index Options – Puts							2,592,800

TOTAL PURCHASED OPTIONS (COST $3,957,361)							3,336,175

TOTAL INVESTMENTS — 101.2% (Cost $8,129,571,819)							7,850,890,377

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (4.1)%

	Common Stocks — (3.7)%

	Austria — (0.0)%

(40,305)	IMMOFINANZ AG	(1,127,577)

(7,332)	Schoeller-Bleckmann Oilfield Equipment AG	(465,558)

	Total Austria	(1,593,135)

Shares	Description	Value ($)

	Brazil — (0.2)%

(306,100)	Pagseguro Digital Ltd. – Class A *	(15,292,756)

(7,300)	StoneCo Ltd. – Class A *	(219,584)

	Total Brazil	(15,512,340)

	Canada — (0.2)%

(103,200)	Agnico Eagle Mines Ltd	(6,459,288)

See accompanying notes to the financial statements.	75

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

(255,000)	AltaGas Ltd	(3,462,821)

(240,090)	Westshore Terminals Investment Corp (c)	(3,940,188)

	Total Canada	(13,862,297)

	China — (0.0)%

(1,000)	Alibaba Group Holding Ltd Sponsored ADR *	(175,030)

	Denmark — (0.2)%

(50,217)	Ambu A/S – Class B	(860,987)

(2,034)	AP Moller – Maersk A/S – Class A	(2,025,836)

(2,059)	AP Moller – Maersk A/S – Class B	(2,192,876)

(10,837)	Demant A/S *	(328,349)

(20,534)	DFDS A/S	(705,410)

(1,002)	Drilling Co of 1972 A/S (The) *	(55,313)

(16,241)	DSV A/S	(1,611,521)

(7,586)	FLSmidth & Co A/S	(327,035)

(2,637)	ISS A/S	(67,003)

(58,158)	Jyske Bank A/S (Registered) *	(1,632,029)

(3,431)	Orsted A/S	(327,442)

(1,091)	Ringkjoebing Landbobank A/S	(65,496)

(35,013)	Sydbank A/S	(489,286)

	Total Denmark	(10,688,583)

	France — (0.0)%

(87,779)	CGG SA *	(179,080)

(18,549)	Iliad SA	(1,942,488)

	Total France	(2,121,568)

	Germany — (0.1)%

(1,075,558)	Deutsche Bank AG (Registered)	(7,763,648)

(43,200)	QIAGEN NV *	(1,498,608)

	Total Germany	(9,262,256)

	Israel — (0.0)%

(63,100)	Tower Semiconductor Ltd *	(1,200,793)

	Italy — (0.1)%

(1,268,579)	Saipem SPA *	(6,055,713)

	Japan — (0.3)%

(20,300)	Acom Co Ltd	(71,577)

(4,100)	Cosmos Pharmaceutical Corp	(836,377)

(11,400)	CyberAgent Inc	(513,065)

(506)	Daiwa House REIT Investment Corp	(1,335,397)

(137,500)	Japan Lifeline Co Ltd	(2,148,280)

(104,400)	JGC Corp	(1,210,629)

(2,500)	JINS Holdings Inc	(137,940)

(21,300)	Kansai Paint Co Ltd	(442,716)

(49,700)	Keikyu Corp	(910,797)

(222,700)	Mitsui OSK Lines Ltd	(5,232,539)

(6,400)	Nifco Inc	(146,899)

Shares	Description	Value ($)

	Japan — continued

(3,400)	Nippon Gas Co Ltd	(103,096)

(34,800)	Nippon Paint Holdings Co Ltd	(1,644,608)

(197,800)	Nippon Yusen KK	(2,946,563)

(631,300)	Orient Corp	(795,459)

(6,000)	Park24 Co Ltd	(123,071)

(13,200)	Round One Corp	(215,536)

(4,000)	Shima Seiki Manufacturing Ltd	(95,995)

(300)	Shochiku Co Ltd	(34,836)

(11,000)	Sundrug Co Ltd	(341,940)

(20,300)	Tsuruha Holdings Inc	(2,213,181)

(3,600)	Universal Entertainment Corp	(106,460)

(41,900)	Welcia Holdings Co Ltd	(2,187,002)

(80,100)	ZOZO Inc	(1,595,438)

	Total Japan	(25,389,401)

	Luxembourg — (0.0)%

(25,700)	Intelsat SA *	(531,476)

	Netherlands — (0.0)%

(38,600)	InterXion Holding NV *	(3,124,284)

	Norway — (0.0)%

(10,854)	Borr Drilling Ltd. *	(60,173)

	Singapore — (0.0)%

(241,500)	Singapore Post Ltd	(159,908)

	Spain — (0.0)%

(1,322)	Inmobiliaria Colonial Socimi SA (REIT)	(15,268)

(40,475)	Masmovil Ibercom SA *	(828,023)

	Total Spain	(843,291)

	Sweden — (0.1)%

(43,600)	Spotify Technology SA *	(5,883,820)

	Switzerland — (0.0)%

(22,915)	Stadler Rail AG *	(1,010,205)

(2,810)	Swiss Prime Site AG (Registered)	(280,386)

	Total Switzerland	(1,290,591)

	United Kingdom — (0.2)%

(783,479)	Cobham Plc *	(1,543,497)

(47,930)	Dechra Pharmaceuticals Plc	(1,754,451)

(52,700)	Farfetch Ltd. – Class A *	(515,406)

(698,998)	G4S Plc	(1,481,833)

(131,740)	GVC Holdings Plc	(1,010,813)

(167,929)	Just Eat Plc*	(1,607,436)

(1,238,090)	Melrose Industries Plc	(2,736,473)

(42,258)	TP ICAP Plc	(149,884)

	Total United Kingdom	(10,799,793)

76	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — (2.3)%

(1,241,939)	BB&T Corp.	(59,178,393)

(433,830)	Bristol-Myers Squibb Co.	(20,854,208)

(539,601)	CBS Corp.	(22,695,618)

(91,846)	Centene Corp. * (c)	(4,281,861)

(1)	CVS Health Corp.	(61)

(795,053)	Discovery, Inc. – Class A *	(21,943,463)

(117,473)	Eldorado Resorts, Inc. *	(4,523,885)

(1)	Fidelity National Information Services, Inc.	(136)

(92,955)	Global Payments, Inc.	(15,428,671)

(54,400)	II-VI, Inc. *	(2,040,544)

(429,774)	Keane Group, Inc. *	(2,277,802)

(74,400)	NGL Energy Partners LP	(1,003,656)

(2)	Occidental Petroleum Corp.	(87)

(41,918)	Prosperity Bancshares, Inc.	(2,721,317)

(105,078)	Seritage Growth Properties (REIT)	(4,107,499)

(3,106,063)	Sirius XM Holdings, Inc.	(19,164,408)

	Total United States	(180,221,609)

	TOTAL COMMON STOCKS (PROCEEDS $288,315,204)	(288,776,061)

	Debt Obligations — (0.4)%

	Corporate Debt — (0.4)%

(4,800,000)	AK Steel Corp., 6.38%, due 10/15/25	(4,020,000)

(4,200,000)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.63%, due 01/15/22	(4,021,500)

Shares	Description	Value ($)

	Corporate Debt — continued

(5,633,900)	Sprint Capital Corp., 6.88%, due 11/15/28	(6,274,755)

(2,800,000)	Talen Energy Supply LLC, 144A, 7.25%, due 05/15/27	(2,807,000)

(6,000,000)	Tenet Healthcare Corp., 6.75%, due 06/15/23	(6,210,000)

(3,080,000)	Tronox, Inc., 144A, 6.50%, due 04/15/26	(2,949,100)

(4,200,000)	U.S. Concrete, Inc., 6.38%, due 06/01/24	(4,441,500)

(2,646,100)	United States Steel Corp., 6.88%, due 08/15/25	(2,537,741)

	Total Corporate Debt	(33,261,596)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $31,374,393)	(33,261,596)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $319,689,597)	(322,037,657)

	Other Assets and Liabilities (net) — 2.9%	231,262,615

	TOTAL NET ASSETS — 100.0%	$7,760,115,335

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Apprecia tion (Deprecia tion) ($)
09/18/2019	BOA	AUD	12,093,537	USD	8,158,832	10,774
11/06/2019	BOA	AUD	19,360,000	USD	13,380,083	317,799
11/06/2019	GS	AUD	187,760,050	USD	128,679,956	1,997,359
11/04/2019	BCLY	BRL	13,937,280	USD	3,360,000	8,484
11/04/2019	CITI	BRL	4,004,216	USD	992,528	29,629
11/04/2019	JPM	BRL	12,219,356	USD	3,191,641	253,236
11/04/2019	MSCI	BRL	27,141,700	USD	6,793,592	266,791
09/04/2019	BOA	CAD	14,355,187	USD	10,780,000	(2,198)
09/05/2019	CITI	CAD	35,750,000	USD	27,289,855	437,557
09/05/2019	JPM	CAD	21,500,000	USD	16,458,743	309,808
09/04/2019	JPM	CHF	88,478,343	USD	88,990,000	(404,638)
09/17/2019	BOA	CHF	128,034,330	USD	130,690,623	1,178,446
09/17/2019	JPM	CHF	32,024,019	USD	32,820,000	426,342
09/18/2019	JPM	CHF	2,716,849	USD	2,803,696	55,227
10/04/2019	JPM	CHF	88,478,343	USD	89,802,936	159,225
10/11/2019	JPM	CLP	339,172,800	USD	480,000	9,791
10/11/2019	MSCI	CLP	11,212,371,500	USD	16,235,461	691,300
10/11/2019	BOA	COP	64,297,690,500	USD	19,614,516	966,763
09/13/2019	BOA	CZK	54,296,426	USD	2,360,000	59,699
09/13/2019	CITI	CZK	55,049,886	USD	2,370,000	37,779

See accompanying notes to the financial statements.	77

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Apprecia tion (Deprecia tion) ($)
09/13/2019	JPM	CZK	40,217,566	USD	1,760,000	56,159
09/13/2019	MSCI	CZK	145,850,654	USD	6,414,121	235,070
10/21/2019	JPM	EUR	46,331,525	USD	51,717,101	608,526
09/17/2019	BCLY	GBP	25,630,000	USD	32,433,726	1,229,373
09/17/2019	BOA	GBP	3,480,000	USD	4,400,662	163,785
09/17/2019	JPM	GBP	11,037,300	USD	13,920,565	482,726
10/21/2019	MSCI	GBP	32,070,650	USD	38,953,813	(147,298)
09/13/2019	BCLY	HUF	1,944,097,560	USD	6,770,000	316,243
09/13/2019	BOA	HUF	2,248,493,479	USD	7,967,967	503,717
09/13/2019	JPM	HUF	540,826,306	USD	1,840,000	44,637
09/12/2019	BCLY	INR	243,644,000	USD	3,400,000	3,212
09/09/2019	BOA	JPY	1,132,977,945	USD	10,670,000	1,615
09/09/2019	JPM	JPY	2,590,000,000	USD	24,172,996	(215,049)
09/24/2019	GS	JPY	3,000,000,000	USD	28,054,530	(226,370)
09/30/2019	CITI	JPY	4,290,000,000	USD	40,071,688	(388,790)
10/07/2019	BOA	JPY	4,313,200,000	USD	40,063,459	(636,626)
10/15/2019	CITI	JPY	890,000,000	USD	8,279,060	(123,643)
10/15/2019	JPM	JPY	2,586,800,000	USD	24,043,802	(378,797)
10/21/2019	MSCI	JPY	11,688,399,913	USD	108,738,911	(1,658,562)
10/28/2019	BOA	JPY	1,100,000,000	USD	10,186,789	(207,651)
11/18/2019	JPM	JPY	1,700,000,000	USD	16,085,864	(64)
11/25/2019	JPM	JPY	2,365,000,000	USD	22,350,578	(37,652)
09/10/2019	BCLY	KRW	14,184,566,305	USD	12,054,767	331,556
09/10/2019	MSCI	KRW	4,818,263,520	USD	4,110,000	127,819
11/21/2019	BCLY	MXN	46,821,270	USD	2,310,000	4,048
09/04/2019	JPM	NOK	772,689,071	USD	86,021,443	1,224,241
09/18/2019	BOA	NOK	54,966,084	USD	6,153,135	118,684
10/08/2019	MSCI	NOK	73,527,363	USD	8,190,000	114,128
09/05/2019	GS	NZD	4,451,250	USD	2,902,839	98,005
09/05/2019	JPM	NZD	44,740,000	USD	29,517,140	1,325,448
09/05/2019	MSCI	NZD	44,960,000	USD	28,854,658	524,340
10/11/2019	BCLY	PEN	4,527,420	USD	1,371,197	39,622
10/11/2019	BOA	PEN	7,733,232	USD	2,340,000	65,552
09/09/2019	JPM	PHP	250,040,540	USD	4,810,534	12,475
09/13/2019	BOA	PLN	24,568,617	USD	6,320,000	147,275
09/13/2019	MSCI	PLN	32,133,450	USD	8,470,533	397,187
10/30/2019	BOA	RON	66,041,391	USD	15,552,325	208,799
10/24/2019	BCLY	RUB	187,376,000	USD	2,800,000	10,010
10/24/2019	BOA	RUB	287,080,900	USD	4,340,000	65,424
09/18/2019	BCLY	SEK	37,315,538	USD	3,897,181	91,550
10/03/2019	BCLY	SEK	156,081,209	USD	16,590,000	655,521
11/06/2019	BCLY	SEK	100,902,724	USD	10,630,000	306,470
09/17/2019	BCLY	SGD	4,899,280	USD	3,588,901	58,011
09/17/2019	BOA	SGD	6,081,199	USD	4,480,000	97,307
09/17/2019	JPM	SGD	4,130,249	USD	3,050,000	73,348
09/13/2019	BCLY	THB	81,311,710	USD	2,630,000	(30,301)
09/11/2019	BCLY	TWD	346,641,230	USD	11,066,865	(7,935)
09/11/2019	JPM	TWD	165,705,540	USD	5,340,000	45,894
09/18/2019	JPM	USD	187,721	AUD	278,344	(185)
11/06/2019	GS	USD	28,474,509	AUD	41,920,000	(190,886)
11/04/2019	CITI	USD	4,010,948	BRL	16,114,386	(135,901)
11/04/2019	JPM	USD	5,310,945	BRL	20,245,878	(442,392)
09/04/2019	BOA	USD	64,980,000	CAD	86,906,867	295,849
09/04/2019	JPM	USD	60,051,113	CAD	79,824,634	(94,737)
10/11/2019	BCLY	USD	3,366,989	CAD	4,400,632	(59,797)
10/11/2019	BOA	USD	594,593	CAD	783,956	(5,429)
09/04/2019	JPM	USD	89,552,979	CHF	88,478,343	(158,341)
09/17/2019	BOA	USD	25,320,000	CHF	24,835,831	(197,499)

78	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Apprecia tion (Deprecia tion) ($)
10/11/2019	BOA	USD	2,820,000	COP	9,039,510,000	(198,342)
09/13/2019	BCLY	USD	1,420,000	CZK	31,889,664	(68,975)
09/13/2019	BOA	USD	1,370,000	CZK	30,822,644	(64,180)
11/25/2019	CITI	USD	3,587,808	EUR	3,210,000	(37,774)
09/17/2019	BCLY	USD	47,669,271	GBP	39,170,000	19,942
09/17/2019	GS	USD	8,773,592	GBP	7,230,000	28,884
09/17/2019	MSCI	USD	56,893,668	GBP	45,380,000	(1,643,823)
11/26/2019	BCLY	USD	9,060,455	IDR	130,942,942,400	48,196
11/26/2019	JPM	USD	2,470,000	IDR	35,723,610,000	15,005
11/29/2019	BOA	USD	2,920,000	ILS	10,211,351	(16,119)
11/29/2019	MSCI	USD	6,354,150	ILS	22,233,171	(31,532)
09/12/2019	BCLY	USD	1,990,000	INR	137,437,360	(73,903)
09/12/2019	JPM	USD	11,976,378	INR	837,796,410	(296,153)
09/12/2019	MSCI	USD	2,060,000	INR	145,067,260	(37,530)
09/09/2019	BOA	USD	10,530,000	JPY	1,129,986,624	110,218
09/09/2019	GS	USD	18,480,000	JPY	1,991,053,203	268,222
09/09/2019	JPM	USD	3,061,180	JPY	328,853,184	35,379
10/21/2019	CITI	USD	3,782,018	JPY	398,877,800	(14,599)
10/21/2019	JPM	USD	66,836,352	JPY	7,153,369,800	727,553
09/10/2019	BCLY	USD	3,700,000	KRW	4,483,290,000	5,334
11/21/2019	BCLY	USD	4,140,204	MXN	83,181,298	(43,518)
09/04/2019	JPM	USD	88,480,000	NOK	772,689,071	(3,682,798)
10/08/2019	BCLY	USD	40,070,000	NOK	339,316,767	(2,801,171)
10/08/2019	MSCI	USD	24,070,800	NOK	205,557,408	(1,493,419)
12/04/2019	JPM	USD	51,454,364	NOK	467,156,489	(102,968)
09/05/2019	BOA	USD	8,415,381	NZD	13,070,000	(179,677)
09/05/2019	GS	USD	9,918,849	NZD	15,238,000	(317,039)
09/05/2019	JPM	USD	8,678,893	NZD	13,170,000	(380,177)
09/05/2019	MSCI	USD	10,883,145	NZD	16,617,000	(412,395)
09/09/2019	BCLY	USD	2,630,000	PHP	137,270,220	4,095
09/13/2019	MSCI	USD	1,833,234	PLN	6,922,292	(94,048)
10/24/2019	BOA	USD	16,179,502	RUB	1,034,137,118	(781,411)
10/03/2019	BCLY	USD	7,330,000	SEK	69,720,394	(212,179)
10/03/2019	MSCI	USD	19,490,000	SEK	180,225,952	(1,090,561)
11/06/2019	BCLY	USD	122,291,319	SEK	1,173,843,803	(2,193,350)
09/13/2019	BCLY	USD	13,479,337	THB	416,282,672	140,318
09/13/2019	BOA	USD	2,760,000	THB	86,124,972	57,779
09/13/2019	JPM	USD	2,540,000	THB	77,594,460	(1,317)
09/20/2019	BCLY	USD	8,270,343	TRY	50,835,317	393,309
09/20/2019	CITI	USD	7,280,000	TRY	44,594,103	319,988
09/11/2019	BCLY	USD	2,660,000	TWD	83,683,600	13,597
09/11/2019	JPM	USD	2,510,000	TWD	77,717,130	(27,025)
09/11/2019	MSCI	USD	2,960,000	TWD	91,645,448	(32,030)
10/30/2019	BCLY	USD	9,070,453	ZAR	129,200,348	(614,419)
10/30/2019	BCLY	ZAR	116,770,290	USD	7,560,000	(82,499)
10/30/2019	BOA	ZAR	67,187,908	USD	4,360,000	(37,382)

						$(3,325,600)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
4,662	S&P 500 E-Mini	September 2019	$681,770,880	$(6,649,641)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	79

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Reverse Repurchase Agreements(p)

Face Value		Description	Value ($)

USD	1,991,281	Citigroup Global Markets, Inc., (1.50)%, dated 08/21/19 (collateral: Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23), to be repurchased on demand at face value plus accrued interest.	(1,991,281)

USD	661,023	JP Morgan Securities, Inc., 1.50%, dated 08/19/19 (collateral: Digicel Ltd., 144A, 8.25%, due 12/30/22), to be repurchased on demand at face value plus accrued interest.	(661,023)

			$(2,652,304)

		Average balance outstanding	$(8,316,843)

		Average interest rate (net)	(0.79)%

		Maximum balance outstanding	$(75,732,392)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Liberty Global Plc (c)	25.00	10/18/19	(8,810)	USD	(23,011,720)	(1,850,100)
Nielsen Holdings Plc (c)	23.00	11/15/19	(7,773)	USD	(16,136,748)	(310,920)
Centene Corp. (c)	55.00	12/20/19	(1,433)	USD	(6,680,646)	(136,135)
Centene Corp. (c)	50.00	12/20/19	(1,787)	USD	(8,330,994)	(432,454)
Davita, Inc. (c)	50.00	01/17/20	(2,292)	USD	(12,920,004)	(2,200,320)
Davita, Inc. (c)	52.50	01/17/20	(764)	USD	(4,306,668)	(588,280)
Nielsen Holdings Plc (c)	23.00	02/21/20	(3,000)	USD	(6,228,000)	(210,000)
Altria Group, Inc. (c)	47.50	03/20/20	(2,300)	USD	(10,060,200)	(361,100)
Centene Corp. (c)	50.00	03/20/20	(1,800)	USD	(8,391,600)	(720,000)
Philip Morris International, Inc. (c)	77.50	03/20/20	(1,400)	USD	(10,092,600)	(387,800)
Davita, Inc. (c)	60.00	04/17/20	(1,800)	USD	(10,146,600)	(972,000)
Liberty Global Plc (c)	30.00	04/17/20	(2,000)	USD	(5,224,000)	(350,000)

		Total Equity Options – Calls				$(8,519,109)

Equity Options – Puts
Liberty Global Plc (c)	25.00	10/18/19	(2,937)	USD	(7,671,444)	(264,330)
Davita, Inc. (c)	47.50	01/17/20	(764)	USD	(4,306,668)	(114,600)
Nielsen Holdings Plc (c)	20.00	02/21/20	(3,000)	USD	(6,228,000)	(465,000)
Philip Morris International, Inc. (c)	72.50	03/20/20	(1,400)	USD	(10,092,600)	(945,000)
Altria Group, Inc. (c)	45.00	03/20/20	(2,300)	USD	(10,060,200)	(1,173,000)
Centene Corp. (c)	40.00	03/20/20	(1,800)	USD	(8,391,600)	(396,000)
Davita, Inc. (c)	50.00	04/17/20	(1,800)	USD	(10,146,600)	(594,000)
Liberty Global Plc (c)	25.00	04/17/20	(2,000)	USD	(5,224,000)	(500,000)

		Total Equity Options – Puts				$(4,451,930)

		TOTAL WRITTEN OPTIONS (Premiums $13,573,717)				$(12,971,039)

80	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Chesapeake Energy Corp.	CITI	USD	1,528,000	5.00%	0.09%	N/A		12/20/2021	Quarterly	45,840	126,983	81,143
Sell Protection^:
J.C. Penney Corporation, Inc.	GS	USD	1,017,000	5.00%	0.39%	1,017,000	USD	06/20/2020	Quarterly	(177,975)	(220,006)	(42,031)
J.C. Penney Corporation, Inc.	MORD	USD	625,000	5.00%	0.39%	625,000	USD	06/20/2020	Quarterly	(118,750)	(135,205)	(16,455)
J.C. Penney Corporation, Inc.	CITI	USD	625,000	5.00%	0.39%	625,000	USD	06/20/2020	Quarterly	(190,625)	(135,205)	55,420

										$(441,510)	$(363,433)	$78,077

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection—Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.53%	3 Month CAD LIBOR	CAD	19,360,000	09/17/2029	Semi-Annually	—	43,386	43,386
1.63%	3 Month CAD LIBOR	CAD	120,940,000	09/17/2029	Semi-Annually	(72,423)	(514,145)	(441,722)
3 Month CAD LIBOR	1.68%	CAD	552,956,000	09/17/2029	Semi-Annually	2,519,792	4,301,798	1,782,006
3 Month CAD LIBOR	1.62%	CAD	34,240,000	09/17/2029	Semi-Annually	—	133,481	133,481
3 Month CAD LIBOR	1.67%	CAD	38,940,000	09/17/2029	Semi-Annually	—	289,200	289,200
3 Month CAD LIBOR	1.58%	CAD	54,635,000	09/17/2029	Semi-Annually	—	51,059	51,059
3 Month CAD LIBOR	1.57%	CAD	54,635,000	09/17/2029	Semi-Annually	—	4,793	4,793
3 Month CAD LIBOR	1.53%	CAD	15,700,000	09/17/2029	Semi-Annually	—	(35,184)	(35,184)
3 Month NZD Bank Bill Rate	1.30%	NZD	538,420,000	09/18/2029	Quarterly	748,285	3,036,405	2,288,120
3 Month NZD Bank Bill Rate	1.23%	NZD	28,400,000	09/18/2029	Quarterly	—	48,330	48,330
3 Month SEK STIBOR	0.27%	SEK	722,800,000	09/18/2029	Quarterly	(34,807)	903,898	938,705
3 Month SEK STIBOR	0.30%	SEK	1,224,083,000	09/18/2029	Quarterly	269,583	1,858,557	1,588,974
3 Month SEK STIBOR	0.27%	SEK	442,100,000	09/18/2029	Quarterly	—	524,682	524,682
3 Month SEK STIBOR	0.16%	SEK	259,200,000	09/18/2029	Quarterly	—	10,156	10,156
3 Month SEK STIBOR	0.21%	SEK	271,800,000	09/18/2029	Quarterly	—	157,599	157,599
3 Month SEK STIBOR	0.25%	SEK	158,200,000	09/18/2029	Quarterly	—	163,544	163,544
3 Month SEK STIBOR	0.19%	SEK	518,000,000	09/18/2029	Quarterly	—	205,240	205,240
1.38%	3 Month USD LIBOR	USD	15,720,000	12/19/2029	Quarterly	—	(5,016)	(5,016)
1.38%	3 Month USD LIBOR	USD	15,720,000	12/19/2029	Quarterly	—	(4,276)	(4,276)
1.39%	3 Month USD LIBOR	USD	15,720,000	12/19/2029	Quarterly	—	(13,153)	(13,153)
1.41%	3 Month USD LIBOR	USD	40,250,000	12/19/2029	Quarterly	—	(145,419)	(145,419)

See accompanying notes to the financial statements.	81

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.42%	3 Month USD LIBOR	USD	40,250,000	12/19/2029	Quarterly	—	(158,677)	(158,677)
1.43%	3 Month USD LIBOR	USD	28,330,000	12/19/2029	Quarterly	—	(143,678)	(143,678)
1.48%	3 Month USD LIBOR	USD	28,460,000	12/19/2029	Quarterly	—	(283,611)	(283,611)
3 Month USD LIBOR	1.56%	USD	95,418,000	12/19/2029	Quarterly	(149,309)	1,651,277	1,800,586
-0.60%	6 Month CHF LIBOR	CHF	1,840,000	09/18/2029	Semi-Annually	—	62	62
-0.61%	6 Month CHF LIBOR	CHF	26,320,000	09/18/2029	Semi-Annually	—	35,794	35,794
-0.68%	6 Month CHF LIBOR	CHF	24,827,000	09/18/2029	Semi-Annually	—	218,186	218,186
1.09%	6 Month AUD BBSW	AUD	73,112,000	09/18/2029	Semi-Annually	(10,975)	(13,932)	(2,957)
1.10%	6 Month AUD BBSW	AUD	168,136,000	09/18/2029	Semi-Annually	355,855	(163,652)	(519,507)
1.14%	6 Month AUD BBSW	AUD	24,494,000	09/18/2029	Semi-Annually	—	(90,948)	(90,948)
1.14%	6 Month AUD BBSW	AUD	393,968,000	09/18/2029	Semi-Annually	(961,392)	(1,437,131)	(475,739)
6 Month AUD BBSW	1.11%	AUD	30,940,000	09/18/2029	Semi-Annually	—	50,298	50,298
6 Month AUD BBSW	1.05%	AUD	41,180,000	09/18/2029	Semi-Annually	—	(86,172)	(86,172)
6 Month AUD BBSW	1.08%	AUD	29,010,000	09/18/2029	Semi-Annually	—	(9,611)	(9,611)
6 Month CHF LIBOR	-0.64%	CHF	78,584,000	09/18/2029	Semi-Annually	27,187	(336,199)	(363,386)
6 Month CHF LIBOR	-0.61%	CHF	58,920,000	09/18/2029	Semi-Annually	—	(85,337)	(85,337)
-0.22%	6 Month EURIBOR	EUR	253,360,000	09/19/2029	Semi-Annually	(952,537)	(1,635,258)	(682,721)
-0.24%	6 Month EURIBOR	EUR	22,060,000	09/19/2029	Semi-Annually	—	(99,718)	(99,718)
-0.25%	6 Month EURIBOR	EUR	17,140,000	09/19/2029	Semi-Annually	—	(52,129)	(52,129)
-0.27%	6 Month EURIBOR	EUR	17,140,000	09/19/2029	Semi-Annually	—	(11,181)	(11,181)
-0.29%	6 Month EURIBOR	EUR	24,620,000	09/19/2029	Semi-Annually	—	37,156	37,156
-0.30%	6 Month EURIBOR	EUR	7,834,000	09/19/2029	Semi-Annually	—	20,290	20,290
-0.31%	6 Month EURIBOR	EUR	11,711,000	09/19/2029	Semi-Annually	—	40,323	40,323
-0.31%	6 Month EURIBOR	EUR	7,834,000	09/19/2029	Semi-Annually	—	25,191	25,191
-0.31%	6 Month EURIBOR	EUR	6,141,000	09/19/2029	Semi-Annually	—	24,288	24,288
0.58%	6 Month GBP LIBOR	GBP	5,897,000	09/19/2029	Semi-Annually	—	24,495	24,495
0.59%	6 Month GBP LIBOR	GBP	10,967,000	09/19/2029	Semi-Annually	—	29,843	29,843
0.59%	6 Month GBP LIBOR	GBP	5,897,000	09/19/2029	Semi-Annually	—	19,919	19,919
0.59%	6 Month GBP LIBOR	GBP	5,896,000	09/19/2029	Semi-Annually	—	19,211	19,211
0.60%	6 Month GBP LIBOR	GBP	7,338,000	09/19/2029	Semi-Annually	—	14,712	14,712
0.60%	6 Month GBP LIBOR	GBP	7,338,000	09/19/2029	Semi-Annually	—	18,216	18,216
0.65%	6 Month GBP LIBOR	GBP	168,890,000	09/19/2029	Semi-Annually	(760,099)	(679,594)	80,505
6 Month GBP LIBOR	0.66%	GBP	16,710,000	09/19/2029	Semi-Annually	—	89,183	89,183
6 Month GBP LIBOR	0.64%	GBP	16,710,000	09/19/2029	Semi-Annually	—	47,290	47,290
6 Month GBP LIBOR	0.61%	GBP	22,812,000	09/19/2029	Semi-Annually	—	(19,864)	(19,864)

						$979,160	$8,073,977	$7,094,817

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (q)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	11,217,321	05/18/2020	Monthly	—	139,649	139,649
Total Return on Equity Basket (q)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	631,684	05/18/2020	Monthly	—	12,096	12,096
Total Return on Equity Basket (q)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	24,489,366	05/18/2020	Monthly	—	(2,028,712)	(2,028,712)
Total Return on Equity Basket (q)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	3,845,670	05/18/2020	Monthly	—	(24,658)	(24,658)
Total Return on Equity Basket (q)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	5,323,077	05/18/2020	Monthly	—	186,791	186,791
Total Return on Equity Basket (q)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	13,852,444	05/18/2020	Monthly	—	(147,353)	(147,353)
Depreciation of Total Return on MSCI China A Index + (1 month USD LIBOR minus 3.50%)	Appreciation on Total Return on MSCI China A Index	GS	USD	24,033,503	08/15/2020	Monthly	—	703,457	703,457

82	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Net Total Return Index + (1 month USD LIBOR minus 9.50%)	Appreciation on CSI 500 Net Total Return Index	GS	USD	10,230,189	08/20/2020	Monthly	—	382,509	382,509

							$—	$(776,221)	$(776,221)

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	Affiliated company (Note 10).

(g)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(h)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(i)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(j)	Security is in default.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(l)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(m)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(n)	The rate disclosed is the 7 day net yield as of August 31, 2019.

(o)	The rate shown represents yield-to-maturity.

(p)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(q)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	83

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.9%
Short-Term Investments	2.0
Investment Funds	0.5
Preferred Stocks	0.4
Swap Contracts	0.0	^
Futures Contracts	(0.0	)^
Other	0.2

	100.0%

Country/Region Summary¤	% of Investments
Japan	21.9%
United Kingdom	16.6
France	8.8
Spain	6.3
Netherlands	5.9
Germany	5.4
Switzerland	5.4
Italy	5.0
China	3.8
Sweden	3.8
Australia	3.5
Other Emerging	2.7	†
Norway	2.2
Taiwan	1.7
Hong Kong	1.6
Russia	1.5
Singapore	1.5
Other Developed	1.3	‡
Portugal	1.1

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

84

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,392,237	GMO Emerging Markets Fund, Class VI	42,936,592

19,826,550	GMO International Equity Fund, Class IV	388,005,579

	TOTAL MUTUAL FUNDS (COST $462,377,927)	430,942,171

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

175,327	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	175,327

	TOTAL SHORT-TERM INVESTMENTS (COST $175,327)	175,327

	TOTAL INVESTMENTS — 100.0% (Cost $462,553,254)	431,117,498

	Other Assets and Liabilities (net) — (0.0%)	(47,897)

	TOTAL NET ASSETS — 100.0%	$431,069,601

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	85

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.2%
Short-Term Investments	2.5
Investment Funds	1.6
Preferred Stocks	1.1
Swap Contracts	0.0	^
Futures Contracts	(0.0	)^
Other	0.6

	100.0%

Country/Region Summary¤	% of Investments
Japan	15.9%
China	13.3
United Kingdom	12.3
France	6.4
Taiwan	5.9
Russia	5.3
Spain	4.6
Netherlands	4.3
Germany	3.9
Switzerland	3.9
Italy	3.7
Sweden	2.7
Australia	2.5
Other Emerging	2.0	†
Turkey	2.0
Other Developed	1.8	‡
Norway	1.6
South Africa	1.6
Korea	1.5
Hong Kong	1.2
India	1.2
Poland	1.2
Singapore	1.2

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

86

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.7%

	Affiliated Issuers — 99.7%

9,577,994	GMO Emerging Markets Fund, Class VI	295,385,350

28,533,761	GMO International Equity Fund, Class IV	558,405,706

	TOTAL MUTUAL FUNDS (COST $939,262,151)	853,791,056

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

288,052	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (a)	288,052

	TOTAL SHORT-TERM INVESTMENTS (COST $288,052)	288,052

	TOTAL INVESTMENTS — 99.8% (Cost $939,550,203)	854,079,108

	Other Assets and Liabilities (net) — 0.2%	2,134,496

	TOTAL NET ASSETS — 100.0%	$856,213,604

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	87

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	80.7%
Short-Term Investments	18.5
Forward Currency Contracts	0.4
Futures Contracts	(1.7)#
Other	2.1

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/ (depreciation). The exposure the Fund has to futures contracts based on notional amounts is (16.7)% of net assets.

#	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.

88

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 80.7%

	United States — 80.7%

	U.S. Government — 67.2%

32,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 1.96%, due 01/31/20 (a)	31,978,535

38,000,000	U.S. Treasury Note, 1.38%, due 02/29/20 (b)	37,899,062

30,000,000	U.S. Treasury Note, 1.38%, due 03/31/20 (b)	29,910,938

25,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	24,875,000

35,500,000	U.S. Treasury Note, 1.38%, due 04/30/20 (b)	35,382,129

227,697,400	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.99%, due 04/30/20 (a)	227,512,619

18,500,000	U.S. Treasury Note, 1.50%, due 05/31/20 (b)	18,450,859

110,258,800	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.00%, due 07/31/20 (a) (b)	110,130,580

25,000,000	U.S. Treasury Note, 1.38%, due 09/30/20	24,891,602

25,000,000	U.S. Treasury Note, 1.38%, due 10/31/20	24,894,531

25,000,000	U.S. Treasury Note, 1.75%, due 12/31/20	25,018,555

94,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 2.07%, due 01/31/21 (b)	93,880,034

	Total U.S. Government	684,824,444

	U.S. Government Agency — 13.5%

15,500,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.07%, 2.10%, due 01/23/20	15,494,896

30,530,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.05%, due 02/07/20	30,520,607

20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 2.17%, due 04/03/20	19,990,764

27,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.06%, due 04/13/20	27,473,997

44,410,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.23%, 2.06%, due 05/04/20	44,384,664

	Total U.S. Government Agency	137,864,928

	Total United States	822,689,372

	TOTAL DEBT OBLIGATIONS (COST $822,584,291)	822,689,372

Par Value† / Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 18.5%

		Foreign Government Obligations — 17.1%

JPY	1,911,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/09/19	17,988,721

JPY	3,065,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/17/19	28,852,261

JPY	2,820,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/24/19	26,546,512

JPY	5,313,200,000	Japan Treasury Discount Bill, Zero Coupon, due 10/07/19	50,018,821

JPY	2,586,800,000	Japan Treasury Discount Bill, Zero Coupon, due 10/15/19	24,353,069

JPY	1,200,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/28/19	11,297,874

JPY	1,646,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/18/19	15,498,567

		Total Foreign Government Obligations	174,555,825

		Money Market Funds — 1.4%

	1,232,909	SSgA USD Liquidity Fund – Class D shares, 2.12% (b)	1,232,909

	13,099,917	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (c)	13,099,917

		Total Money Market Funds	14,332,826

		TOTAL SHORT-TERM INVESTMENTS (COST $186,238,633)	188,888,651

		TOTAL INVESTMENTS — 99.2% (Cost $1,008,822,924)	1,011,578,023

		Other Assets and Liabilities (net) — 0.8%	7,887,322

		TOTAL NET ASSETS — 100.0%	$1,019,465,345

See accompanying notes to the financial statements.	89

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
10/07/2019	BOA	CAD	10,021,827	USD	7,558,412	27,097
09/19/2019	UBS	CHF	103,211,423	USD	105,032,819	610,321
09/30/2019	MSCI	CHF	2,545,289	USD	2,620,324	42,486
09/30/2019	MSCI	CHF	405,464	USD	414,938	4,289
09/30/2019	UBS	CHF	35,170,925	USD	36,329,247	708,572
10/28/2019	SSB	CHF	61,375,001	USD	63,052,943	732,194
09/23/2019	UBS	EUR	49,004,724	USD	55,261,108	1,322,204
09/24/2019	BCLY	EUR	56,000,000	USD	63,703,506	2,060,043
09/24/2019	UBS	EUR	9,257,871	USD	10,620,722	429,879
10/22/2019	BOA	EUR	17,966,440	USD	20,324,525	504,110
10/22/2019	MSCI	EUR	8,992,166	USD	10,018,061	97,985
10/22/2019	UBS	EUR	81,006,144	USD	90,227,964	862,714
10/28/2019	BOA	EUR	49,838,702	USD	55,548,423	541,327
10/28/2019	MSCI	EUR	1,441,680	USD	1,608,408	17,223
09/19/2019	BCLY	GBP	52,425,138	USD	64,298,564	465,478
09/19/2019	JPM	GBP	19,682,068	USD	24,479,513	514,538
09/19/2019	MSCI	GBP	34,966,346	USD	42,734,924	159,742
09/19/2019	UBS	GBP	4,722,809	USD	5,748,465	(2,048)
09/09/2019	JPM	JPY	1,911,000,000	USD	17,741,813	(252,610)
09/17/2019	MSCI	JPY	3,065,000,000	USD	28,444,055	(433,951)
09/24/2019	JPM	JPY	2,820,000,000	USD	26,412,678	(171,369)
10/07/2019	BOA	JPY	5,313,200,000	USD	49,373,268	(762,987)
10/15/2019	JPM	JPY	2,586,800,000	USD	24,043,802	(378,797)
10/28/2019	GS	JPY	1,200,000,000	USD	11,115,969	(223,419)
11/18/2019	JPM	JPY	1,646,000,000	USD	15,574,902	(62)
10/21/2019	BCLY	USD	205,547	AUD	302,525	(1,524)
10/21/2019	MSCI	USD	77,667,612	AUD	114,142,593	(689,445)
10/07/2019	BCLY	USD	130,060,029	CAD	171,747,520	(993,272)
11/06/2019	BOA	USD	8,117,596	CAD	10,784,378	(10,392)
11/06/2019	MSCI	USD	4,670,380	CAD	6,173,820	(29,184)
11/06/2019	MSCI	USD	1,606,543	CAD	2,137,806	562
11/06/2019	UBS	USD	149,447,227	CAD	197,334,602	(1,100,077)
09/19/2019	BOA	USD	3,236,318	GBP	2,656,519	(1,728)
10/08/2019	MSCI	USD	6,173,536	JPY	654,685,000	4,597
10/08/2019	UBS	USD	3,557,878	JPY	376,612,405	(3,861)

						$4,050,635

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
181	Australian Government Bond 10 Yr.	September 2019	18,136,480	703,431
1,749	CAC40 10 Euro	September 2019	105,347,616	2,823,194
945	Corn (b)	December 2019	17,470,688	(3,948,016)
483	DAX Index	September 2019	158,290,480	(3,772,881)
1,741	FTSE 100 Index	September 2019	152,451,328	(3,309,896)
481	Hang Seng Index	September 2019	78,347,045	161,611
1,972	Mini MSCI Emerging Markets	September 2019	97,022,400	(2,553,770)
959	MSCI Singapore	September 2019	24,599,835	338,392
19	S&P TSX 60 Index	September 2019	2,801,337	16,266
10	SPI 200	September 2019	1,105,846	16,696
2,765	U.S. Treasury Note 10 Yr. (CBT)	December 2019	364,202,344	665,356

			$1,019,775,399	$(8,859,617)

Sales
849	Canadian Government Bond 10 Yr.	December 2019	92,513,835	(474,495)
334	Euro Bund	September 2019	65,744,491	(2,947,941)
124	FTSE/JSE TOP 40	September 2019	3,993,785	330,487
714	Gilt Long Bond	December 2019	116,661,783	(1,352,827)
371	Gold 100 OZ (b)	December 2019	56,740,740	(3,792,889)
38	Japanese Government Bond 10 Yr. (OSE)	September 2019	55,514,661	(602,876)
1,729	S&P 500 E-Mini	September 2019	252,848,960	(1,900,768)
382	Silver (b)	December 2019	35,033,220	(2,399,684)
947	Soybean (b)	November 2019	41,147,150	1,649,704
910	TOPIX Index	September 2019	129,166,344	3,418,482

			$849,364,969	$(8,072,807)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

90	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	91

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.5%
Debt Obligations	3.9
Short-Term Investments	1.7
Other	(0.1)

100.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	84.7%
Netherlands	4.8
United Kingdom	3.8
Sweden	1.2

94.5%

Industry Group Summary	% of Equity Investments#
Retailing	41.8%
Diversified Financials	21.6
Software & Services	11.6
Automobiles & Components	10.2
Media & Entertainment	9.2
Real Estate	5.1
Consumer Services	0.5

100.0%

(a)

GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities. As such, the holdings of GMO Special Opportunities Fund SPC Ltd. have been included with GMO Special Opportunities Fund.

¤

The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

92

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 94.5%

	Netherlands — 4.8%

211,000	InterXion Holding NV *	17,078,340

	Sweden — 1.2%

32,000	Spotify Technology SA *	4,318,400

	United Kingdom — 3.8%

709,850	Blue Prism Group Plc *	8,024,052

640,000	Burford Capital Ltd	5,481,829

	Total United Kingdom	13,505,881

	United States — 84.7%

545,000	Ally Financial, Inc.	17,085,750

2,268,200	At Home Group, Inc. *	15,287,668

84,000	Berkshire Hathaway, Inc. – Class B *	17,086,440

320,000	Cardlytics, Inc. *	12,022,400

934,850	Carvana Co. *	75,872,426

35,500	Credit Acceptance Corp. *	16,069,075

835,000	Eventbrite, Inc. – Class A *	14,595,800

444,000	Fastly, Inc. – Class A *	14,030,400

920,000	General Motors Co.	34,122,800

361,772	Interactive Brokers Group, Inc. – Class A	17,075,638

1,018,900	Redfin Corp. *	17,209,221

16,450	Shake Shack, Inc. – Class A *	1,631,182

438,724	Wayfair, Inc. – Class A *	49,461,744

	Total United States	301,550,544

	TOTAL COMMON STOCKS (COST $266,163,136)	336,453,165

	DEBT OBLIGATIONS — 3.9%

	United States — 3.9%

	U.S. Government — 3.9%

14,000,000	U.S. Treasury Note, 1.38%, due 04/30/20	13,953,516

	TOTAL DEBT OBLIGATIONS (COST $13,909,933)	13,953,516

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 1.7%

36,251	SSgA USD Liquidity Fund – Class D shares, 2.12% (a)	36,251

5,787,988	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (b)	5,787,988

	TOTAL SHORT-TERM INVESTMENTS (COST $5,824,239)	5,824,239

	TOTAL INVESTMENTS — 100.1% (Cost $285,897,308)	356,230,920

	Other Assets and Liabilities (net) — (0.1%)	(234,957)

	TOTAL NET ASSETS — 100.0%	$355,995,963

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	93

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	66.0%
Debt Obligations	22.0
Mutual Funds	8.6
Short-Term Investments	4.4
Investment Funds	1.1
Preferred Stocks	0.8
Swap Contracts	0.1
Loan Participations	0.1
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Written/Credit Linked Options	(0.0	)^
Futures Contracts	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Securities Sold Short	(1.7)
Other	(1.4)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	13.2%
Other Emerging	3.2	†
Euro Region	0.0	^#

	16.4%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	21.5%
China	8.5
Japan	6.7
United Kingdom	5.6
Taiwan	4.2
Russia	3.7
Other Emerging	2.8	†
France	2.7
Other Developed	2.3	‡
Spain	2.1
Switzerland	1.9
Netherlands	1.8
Germany	1.7
Italy	1.6
Turkey	1.4
Sweden	1.2
South Korea	1.2
South Africa	1.1
Australia	1.0

	73.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

94

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 9.2%

	Australia — 0.1%

9,410	Appen Ltd	163,921

145	Brickworks Ltd	1,564

8,933	OZ Minerals Ltd	55,092

28,490	Sandfire Resources NL	119,557

3,490	WiseTech Global Ltd	86,717

	Total Australia	426,851

	Belgium — 0.0%

4,800	AGFA-Gevaert NV *	19,115

700	Orange Belgium SA	15,286

	Total Belgium	34,401

	Brazil — 0.3%

3,600	Banco do Brasil SA	40,199

65,000	Cia de Saneamento Basico do Estado de Sao Paulo	811,519

181,200	JBS SA	1,296,973

65,000	Petrobras Distribuidora SA	452,065

	Total Brazil	2,600,756

	Canada — 0.0%

600	Canadian National Railway Co	55,250

1,900	Canfor Pulp Products Inc	12,958

1,800	Enerflex Ltd	16,494

500	Royal Bank of Canada	37,397

	Total Canada	122,099

	China — 0.5%

132,000	Agile Group Holdings Ltd	168,040

1,311,000	Agricultural Bank of China Ltd – Class H	504,016

379,500	BAIC Motor Corp Ltd – Class H	213,321

364,000	Bank of Communications Co Ltd – Class H	237,748

280,000	China Communications Services Corp Ltd – Class H	156,393

28,000	China Lesso Group Holdings Ltd	26,839

28,000	China Lilang Ltd	22,823

1,092,000	China Petroleum & Chemical Corp – Class H	637,002

92,000	China Railway Construction Corp Ltd – Class H	99,150

148,000	China Resources Pharmaceutical Group Ltd	152,552

73,000	China SCE Group Holdings Ltd	35,381

34,000	China Shineway Pharmaceutical Group Ltd	31,606

152,000	China Telecom Corp Ltd – Class H	67,921

71,000	Chongqing Rural Commercial Bank Co Ltd – Class H	34,259

30,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	111,956

268,400	Guangzhou R&F Properties Co Ltd – Class H	430,826

Shares	Description	Value ($)

	China — continued

7,000	JNBY Design Ltd	9,982

2,500	Kingboard Holdings Ltd	5,838

24,000	Powerlong Real Estate Holdings Ltd	14,038

17,000	Red Star Macalline Group Corp Ltd – Class H	13,415

71,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	134,770

230,500	Shimao Property Holdings Ltd	650,170

126,000	Tianneng Power International Ltd	99,283

16,617	Yuzhou Properties Co Ltd	6,974

	Total China	3,864,303

	France — 0.3%

79	Christian Dior SE	38,920

1,868	Coface SA	22,062

638	Ipsen SA	67,060

5,163	L’Oreal SA	1,409,788

1,909	Metropole Television SA	32,801

5,286	Sanofi	454,108

2,000	Sanofi ADR	85,900

19,000	STMicroelectronics NV	336,832

14,200	STMicroelectronics NV – NY Shares	251,340

	Total France	2,698,811

	Germany — 0.0%

15,325	Deutz AG	89,479

1,600	RHOEN-KLINIKUM AG	39,594

900	Software AG	24,275

1,100	Volkswagen AG	179,889

	Total Germany	333,237

	Hong Kong — 0.0%

18,500	Dah Sing Banking Group Ltd	25,268

3,600	Dah Sing Financial Holdings Ltd	13,207

12,700	Pacific Textiles Holdings Ltd	8,575

111,400	SJM Holdings Ltd	104,996

	Total Hong Kong	152,046

	India — 0.0%

18,368	Aurobindo Pharma Ltd	155,111

2,600	Dr Reddy’s Laboratories Ltd ADR	92,950

7,763	Wipro Ltd	27,640

	Total India	275,701

	Ireland — 0.0%

1,000	CRH Plc Sponsored ADR	33,620

	Italy — 0.2%

8,221	Enel SPA	59,642

17,250	EXOR NV	1,171,962

See accompanying notes to the financial statements.	95

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

40,032	Iren SPA	108,832

20	Societa Iniziative Autostradali e Servizi SPA	336

	Total Italy	1,340,772

	Japan — 0.7%

46,900	Asahi Kasei Corp	423,698

90,500	Astellas Pharma Inc	1,249,215

14,400	Brother Industries Ltd	248,949

1,200	Daiwabo Holdings Co Ltd	46,634

2,400	Fancl Corp	58,177

3,800	Fuji Electric Co Ltd	108,130

7,200	Fuji Media Holdings Inc	93,273

4,300	Fujitsu Ltd	331,609

6,300	Hakuhodo DY Holdings Inc	92,896

900	House Foods Group Inc	34,279

800	Infocom Corp	19,118

7,000	KDDI Corp	186,451

8,900	Konica Minolta Inc	63,204

800	Makino Milling Machine Co Ltd	32,347

74,300	Mitsubishi Chemical Holdings Corp	509,284

1,350	Nichias Corp	22,406

600	Nihon Unisys Ltd	19,360

27,300	Nippon Telegraph & Telephone Corp	1,308,703

100	NOF Corp	3,238

3,100	Rohto Pharmaceutical Co Ltd	76,797

4,400	Sekisui Chemical Co Ltd	63,300

1,300	Showa Corp	16,611

44,500	Sojitz Corp	135,559

88,400	Sumitomo Chemical Co Ltd	386,275

500	Sushiro Global Holdings Ltd	31,539

1,900	T-Gaia Corp	38,130

2,600	TS Tech Co Ltd	71,272

	Total Japan	5,670,454

	Malta — 0.0%

125,500	BGP Holdings Plc * (a)	—

	Mexico — 0.0%

3,100	El Puerto de Liverpool SAB de CV – Class C1	16,081

4,800	Gentera SAB de CV	3,573

	Total Mexico	19,654

	Netherlands — 0.2%

1,450	ASR Nederland NV	50,704

509	Flow Traders	13,665

707	Heineken Holding NV	69,969

38,401	ING Groep NV	366,871

11,692	Signify NV	342,127

11,596	Wolters Kluwer NV	834,746

	Total Netherlands	1,678,082

Shares	Description	Value ($)

	Norway — 0.1%

542	Aker ASA – A Shares	27,736

9,410	Austevoll Seafood ASA	96,569

14,602	DNB ASA	235,242

10,961	Elkem ASA	27,620

8,416	SpareBank 1 SR-Bank ASA	87,237

	Total Norway	474,404

	Philippines — 0.0%

350	Globe Telecom Inc	13,649

	Portugal — 0.1%

18,900	Altri SGPS SA	119,500

2,594	EDP Renovaveis SA	28,587

83,909	EDP – Energias de Portugal SA	317,160

16,290	Galp Energia SGPS SA	234,115

21,032	NOS SGPS SA	123,497

11,078	REN – Redes Energeticas Nacionais SGPS SA	31,055

100,884	Sonae SGPS SA	91,555

	Total Portugal	945,469

	Russia — 0.1%

2,560	Gazprom Neft PJSC	15,832

96,805	Gazprom PJSC Sponsored ADR	670,245

5,482	Novolipetsk Steel PJSC GDR	122,078

	Total Russia	808,155

	Singapore — 0.0%

1,600	Jardine Cycle & Carriage Ltd	35,540

	South Africa — 0.1%

50,073	Absa Group Ltd	506,989

4,985	Liberty Holdings Ltd	36,061

3,145	Motus Holdings Ltd	15,514

5,690	Reunert Ltd	24,127

34,569	Telkom SA SOC Ltd	181,749

	Total South Africa	764,440

	South Korea — 0.3%

11,559	Hana Financial Group Inc	310,492

6,742	Industrial Bank of Korea	69,068

18,866	Kia Motors Corp	680,987

1,119	LG Corp	65,827

3,841	LG Electronics Inc	194,557

388	Samsung SDS Co Ltd	62,888

11,583	Shinhan Financial Group Co Ltd	389,887

392	SK Holdings Co Ltd	64,820

2,317	SK Hynix Inc	148,382

33,500	SK Telecom Co Ltd Sponsored ADR	733,650

	Total South Korea	2,720,558

96	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Spain — 0.3%

6,428	ACS Actividades de Construccion y Servicios SA	243,246

973	Aena SME SA	175,682

2,979	Almirall SA	56,784

4,751	Cia de Distribucion Integral Logista Holdings SA	93,322

2,897	Enagas SA	63,077

39,156	Endesa SA	1,006,343

69,376	Iberdrola SA	714,157

103,395	International Consolidated Airlines Group SA	530,409

5,930	Red Electrica Corp SA	117,761

	Total Spain	3,000,781

	Sweden — 0.2%

5,334	Granges AB	48,407

9,935	Klovern AB – B Shares	17,959

3,615	Peab AB	29,661

2,597	Resurs Holding AB	14,760

14,704	Sandvik AB	211,196

67,149	Svenska Cellulosa AB SCA – Class B	580,197

39,341	Volvo AB – B Shares	544,441

800	Wihlborgs Fastigheter AB	12,885

	Total Sweden	1,459,506

	Switzerland — 0.0%

1	Huber + Suhner AG (Registered)	64

1,088	Roche Holding AG	296,418

	Total Switzerland	296,482

	Taiwan — 0.2%

6,000	Chicony Electronics Co Ltd	16,845

26,400	Feng TAY Enterprise Co Ltd	171,907

20,000	Gigabyte Technology Co Ltd	33,612

208,000	Inventec Corp	142,316

94,000	Novatek Microelectronics Corp	556,778

3,000	Phison Electronics Corp	27,582

348,000	Pou Chen Corp	434,050

20,000	Radiant Opto-Electronics Corp	72,231

15,000	Realtek Semiconductor Corp	102,588

19,200	Ruentex Industries Ltd *	42,579

59,000	Walsin Lihwa Corp	25,878

49,000	Yuanta Financial Holding Co Ltd	28,150

	Total Taiwan	1,654,516

	Turkey — 0.0%

40,883	KOC Holding AS	123,011

12,484	TAV Havalimanlari Holding AS	50,628

	Total Turkey	173,639

Shares	Description	Value ($)

	United Kingdom — 0.5%

34,305	3i Group Plc	458,607

1,520	AVEVA Group Plc	68,576

24,630	Barratt Developments Plc	190,135

1,264	Bellway Plc	44,728

3,346	Berkeley Group Holdings Plc (The)	159,805

11,739	British American Tobacco Plc	411,784

11,600	British American Tobacco Plc Sponsored ADR (b)	407,160

1,875	Britvic Plc	19,834

4,656	Computacenter Plc	75,656

7,106	Dunelm Group Plc	75,828

9,245	Electrocomponents Plc	65,528

42,828	Ferrexpo Plc	105,307

1,580	Firstgroup Plc *	2,501

3,258	Galliford Try Plc	23,268

18,239	GlaxoSmithKline Plc	380,089

771	Go-Ahead Group Plc (The)	19,536

4,271	Greene King Plc	43,803

24,780	IG Group Holdings Plc	163,199

8,176	Inchcape Plc	57,628

15,323	JD Sports Fashion Plc	115,490

5,616	John Laing Group Plc	24,240

1,551	Mondi Plc	30,253

3,195	National Express Group Plc	16,518

40,226	Persimmon Plc	934,031

11,464	Phoenix Group Holdings Plc	90,346

9,515	Plus500 Ltd	78,981

59,789	QinetiQ Group Plc	210,791

4,397	Softcat Plc	55,840

1,033	Spectris Plc	29,173

8,627	Spirent Communications Plc	19,402

11,516	Tate & Lyle Plc	100,932

8,360	Vesuvius Plc	47,427

	Total United Kingdom	4,526,396

	United States — 5.0%

1,400	Accenture Plc – Class A	277,438

32,100	ACCO Brands Corp.	297,567

6,700	Acushnet Holdings Corp.	173,999

5,000	Adobe, Inc. * (c)	1,422,550

7,900	Aflac, Inc.	396,422

6,000	Agilent Technologies, Inc.	426,660

4,100	Ally Financial, Inc.	128,535

300	Amazon.com, Inc. *	532,887

4,100	American Express Co. (b)	493,517

9,000	Ameriprise Financial, Inc. (c)	1,160,820

6,700	Amgen, Inc. (b) (c)	1,397,754

2,000	Arrow Electronics, Inc. * (b)	138,400

4,300	Avery Dennison Corp. (b)	496,951

2,100	Brady Corp. – Class A	99,141

See accompanying notes to the financial statements.	97

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,500	Briggs & Stratton Corp.	10,800

7,600	Bristol-Myers Squibb Co. (b)	365,332

4,500	Bruker Corp. (b)	194,265

12,100	Cadence Design Systems, Inc. * (c)	828,608

4,600	Caterpillar, Inc.	547,400

14,700	CBS Corp. – Class B NVDR (b)	618,282

2,200	Cisco Systems, Inc.	102,982

3,400	Citizens Financial Group, Inc.	114,716

5,400	Columbia Sportswear Co. (b)	506,466

19,200	Comcast Corp. – Class A (b)	849,792

17,500	CoreCivic, Inc. (REIT)	296,625

1,600	CSG Systems International, Inc.	86,208

6,300	Cummins, Inc. (b) (c)	940,401

5,600	Curo Group Holdings Corp. *	76,272

44,200	Dana, Inc. (b)	562,666

11,700	Danaher Corp.	1,662,453

11,200	eBay, Inc. (b)	451,248

11,600	Enova International, Inc. *	277,240

8,900	Estee Lauder Cos, Inc. (The) – Class A (b)	1,762,111

700	Exterran Corp. *	7,385

300	Federal Agricultural Mortgage Corp. – Class C	24,705

400	Fifth Third Bancorp	10,580

36,600	Gannett Co., Inc.	385,032

6,700	Garmin Ltd.	546,519

2,200	GEO Group, Inc. (The) (REIT)	37,752

12,400	Gilead Sciences, Inc. (b)	787,896

200	Graham Holdings Co. – Class B (c)	140,812

700	Group 1 Automotive, Inc.	52,304

2,200	Heidrick & Struggles International, Inc.	58,410

13,000	Herman Miller, Inc.	549,640

41,400	Hewlett Packard Enterprise Co.	572,148

67,000	HP, Inc. (c)	1,225,430

15,300	Huntsman Corp. (b)	304,776

200	ICF International, Inc.	16,932

2,900	Insight Enterprises, Inc. *	139,374

19,600	Intel Corp. (b)	929,236

700	Inter Parfums, Inc.	45,003

18,300	Interpublic Group of Cos., Inc. (The) (b)	363,804

3,200	Intuit, Inc. (c)	922,752

1,700	ITT, Inc.	96,764

300	Johnson Outdoors, Inc. – Class A	16,800

15,500	Juniper Networks, Inc.	358,980

1,800	KLA Corp. (b)	266,220

17,600	Kohl’s Corp.	831,776

3,400	Kulicke & Soffa Industries, Inc.	70,822

3,900	La-Z-Boy, Inc.	124,293

1,100	Lockheed Martin Corp.	422,521

1,600	Materion Corp.	94,144

8,200	Medtronic Plc (b)	884,698

21,300	Merck & Co., Inc. (c)	1,841,811

Shares	Description	Value ($)

	United States — continued

2,100	Meritor, Inc. *	35,322

13,600	Modine Manufacturing Co. *	138,856

3,500	Moog, Inc. – Class A	284,375

900	Motorola Solutions, Inc.	162,819

6,400	Movado Group, Inc.	137,728

2,300	Murphy Oil Corp. (b)	41,929

13,800	NetApp, Inc. (b)	663,228

1,400	Norwegian Cruise Line Holdings Ltd. * (b)	71,050

12,600	PepsiCo, Inc. (b)	1,722,798

22,600	Pfizer, Inc. (b)	803,430

5,600	Phillips 66 (b)	552,328

2,700	Popular, Inc.	141,939

7,900	Procter & Gamble Co. (The)	949,817

11,800	Progressive Corp. (The) (c)	894,440

5,800	PVH Corp.	439,640

17,500	Qurate Retail, Inc. – Series A * (b)	187,425

800	Regional Management Corp. *	20,600

100	Reliance Steel & Aluminum Co.	9,723

900	Scholastic Corp.	31,563

600	SPX Corp. *	22,770

2,700	Starbucks Corp.	260,712

7,300	Stoneridge, Inc. *	224,183

3,100	Stryker Corp.	684,046

900	Sykes Enterprises, Inc. *	26,100

7,200	Synopsys, Inc. * (c)	1,021,032

8,600	T-Mobile US, Inc. * (b)	671,230

700	Teledyne Technologies, Inc. * (c)	216,013

5,100	Telephone & Data Systems, Inc.	128,520

12,200	Timken Co. (The) (c)	490,196

2,200	Tower International, Inc. *	68,046

2,627	Triple-S Management Corp. – Class B *	53,906

8,000	United Technologies Corp. (c)	1,041,920

3,800	Universal Corp.	190,228

600	Universal Forest Products, Inc.	23,460

18,300	Vishay Intertechnology, Inc.	289,689

18,600	Xenia Hotels & Resorts, Inc. (REIT) (c)	375,906

1,400	Xilinx, Inc.	145,684

	Total United States	43,048,478

	TOTAL COMMON STOCKS (COST $80,760,873)	79,172,800

	PREFERRED STOCKS (d) — 0.0%

	Germany — 0.0%

278	Draegerwerk AG & Co KGaA	13,254

	South Korea — 0.0%

35	Samsung Electronics Co Ltd GDR (Registered)	26,582

	TOTAL PREFERRED STOCKS (COST $44,438)	39,836

98	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 8.0%

	United States — 8.0%

	U.S. Government — 8.0%

4,205,234	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (e)	4,268,656

4,716,116	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (e)	4,771,917

9,215,651	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (e)	9,564,529

6,423,721	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (e)	6,592,792

1,764,259	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (e)	1,835,938

15,050,822	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (e)	17,207,472

3,340,855	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (c) (e)	3,572,462

4,478,620	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (e)	4,847,004

12,953,811	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (e)	15,944,452

	Total U.S. Government	68,605,222

	Total United States	68,605,222

	TOTAL DEBT OBLIGATIONS (COST $65,226,008)	68,605,222

	MUTUAL FUNDS — 84.5%

	United States — 84.5%

	Affiliated Issuers — 84.5%

3,962,806	GMO Core Plus Bond Fund, Class IV	90,708,631

1,142,277	GMO Emerging Country Debt Fund, Class IV	31,641,080

6,577,012	GMO Emerging Markets Fund, Class VI	202,835,064

11,260,516	GMO International Equity Fund, Class IV	220,368,290

918,668	GMO Opportunistic Income Fund, Class VI	24,565,191

2,800,312	GMO Quality Fund, Class VI	66,591,419

2,461,512	GMO U.S. Equity Fund, Class VI	32,024,270

3,127,406	GMO U.S. Small Cap Value Fund, Class VI	59,889,818

45,630	GMO U.S. Treasury Fund	228,152

	TOTAL MUTUAL FUNDS (COST $722,596,439)	728,851,915

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

246,014	State Street Institutional Treasury Money Market Fund – Premier Class, 2.03% (f)	246,014

	TOTAL SHORT-TERM INVESTMENTS (COST $246,014)	246,014

	TOTAL INVESTMENTS — 101.7% (Cost $868,873,772)	876,915,787

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (1.7)%

	Common Stocks — (1.7)%

	Austria — (0.0)%

(1,079)	IMMOFINANZ AG	(30,186)

(546)	Schoeller-Bleckmann Oilfield Equipment AG	(34,669)

	Total Austria	(64,855)

	Brazil — (0.1)%

(16,900)	Pagseguro Digital Ltd. – Class A *	(844,324)

	Canada — (0.0)%

(1,500)	Agnico Eagle Mines Ltd	(93,885)

(9,900)	AltaGas Ltd	(134,439)

	Total Canada	(228,324)

	Denmark — (0.0)%

(2,968)	Ambu A/S – Class B	(50,887)

(80)	AP Moller – Maersk A/S – Class A	(79,679)

(110)	AP Moller – Maersk A/S – Class B	(117,152)

(521)	DFDS A/S	(17,898)

(1,240)	ISS A/S	(31,507)

(1,356)	Jyske Bank A/S (Registered) *	(38,052)

	Total Denmark	(335,175)

	Germany — (0.1)%

(74,536)	Deutsche Bank AG (Registered)	(538,020)

	Japan — (0.1)%

(1,300)	CyberAgent Inc	(58,507)

(4,200)	Japan Lifeline Co Ltd	(65,620)

(4,100)	JGC Corp	(47,544)

(300)	JINS Holdings Inc	(16,553)

(1,700)	Kansai Paint Co Ltd	(35,334)

(16,900)	Mitsui OSK Lines Ltd	(397,081)

(3,500)	Nippon Yusen KK	(52,138)

(15,300)	Orient Corp	(19,279)

(1,200)	Round One Corp	(19,594)

(2,800)	Welcia Holdings Co Ltd	(146,148)

	Total Japan	(857,798)

	Netherlands — (0.0)%

(13,576)	Altice Europe NV – Class B *	(59,959)

	Norway — (0.0)%

(1,667)	Borr Drilling Ltd. *	(9,242)

	Portugal — (0.0)%

(24,736)	CTT-Correios de Portugal SA	(51,088)

See accompanying notes to the financial statements.	99

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Spain — (0.0)%

(25)	Bolsas y Mercados Espanoles SHMSF SA	(646)

(18)	Masmovil Ibercom SA *	(368)

	Total Spain	(1,014)

	Switzerland — (0.1)%

(897)	Dufry AG (Registered)	(72,933)

(2,624)	Stadler Rail AG *	(115,679)

(1,713)	Swiss Prime Site AG (Registered)	(170,926)

	Total Switzerland	(359,538)

	United Kingdom — (0.0)%

(21,376)	G4S Plc	(45,316)

(43,481)	Melrose Industries Plc	(96,103)

	Total United Kingdom	(141,419)

	United States — (1.3)%

(3,600)	Acacia Communications, Inc. *	(226,980)

(12,600)	Aerie Pharmaceuticals, Inc. *	(272,916)

(31,200)	Clovis Oncology, Inc. *	(175,032)

(100)	CME Group, Inc.	(21,729)

(38,062)	Coty, Inc. – Class A	(363,492)

(3,500)	Diamondback Energy, Inc.	(343,280)

(1,600)	Digital Realty Trust, Inc. (REIT)	(197,808)

(8,300)	Dollar Tree, Inc. *	(842,699)

(4,500)	Elanco Animal Health, Inc. *	(117,090)

Shares	Description	Value ($)

	United States — continued

(8,500)	Incyte Corp. *	(695,470)

(31,500)	Knight-Swift Transportation Holdings, Inc.	(1,075,410)

(3,700)	Macerich Co. (The) (REIT)	(105,561)

(9,400)	National Oilwell Varco, Inc.	(192,042)

(15,500)	Nektar Therapeutics *	(272,335)

(800)	Perrigo Co Plc	(37,424)

(100)	RenaissanceRe Holdings Ltd.	(18,055)

(9,000)	Roku, Inc. *	(1,362,240)

(14,500)	Shake Shack, Inc. – Class A *	(1,437,820)

(81,568)	Sirius XM Holdings, Inc.	(503,275)

(5,400)	Tesla, Inc. *	(1,218,294)

(3,500)	United Rentals, Inc. *	(393,960)

(4,200)	Wynn Resorts Ltd.	(462,630)

(600)	XPO Logistics, Inc. *	(42,516)

(21,200)	Zayo Group Holdings, Inc. *	(713,592)

	Total United States	(11,091,650)

	TOTAL COMMON STOCKS (PROCEEDS $14,405,274)	(14,582,406)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $14,405,274)	(14,582,406)

	Other Assets and Liabilities (net) — (0.0%)	(153,872)

	TOTAL NET ASSETS — 100.0%	$862,179,509

A summary of outstanding financial instruments at August 31, 2019 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	846,656	05/18/2020	Monthly	—	(28,096)	(28,096)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	765,434	05/18/2020	Monthly	—	(19,024)	(19,024)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.06%	MORD	USD	636,773	05/18/2020	Monthly	—	37,813	37,813
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,769,300	05/18/2020	Monthly	—	(132,323)	(132,323)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	198,707	03/18/2021	Monthly	—	(1,245)	(1,245)

							$—	$(142,875)	$(142,875)

As of August 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

100	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2019 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	All or a portion of this security is out on loan (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2019.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 102.

See accompanying notes to the financial statements.	101

GMO Trust Funds

August 31, 2019 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at August 31, 2019, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co.

International PLC

SSB - State Street Bank and Trust

Company

UBS - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

QAR - Qatari Riyal

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

102	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited)

	Alpha Only Fund	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$2,155,573	$19,443,745	$10,073,091,034	$969,058,005

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	74,203,556	190,194,242	5,851,764	1,902,022,939

Foreign currency, at value (Note 2)(d)	50,989	62	—	756,222

Cash	5	—	—	1,181

Receivable for investments sold	—	910,315	—	146,390

Receivable for Fund shares sold	—	—	9,425,000	—

Dividends and interest receivable	139,908	260,303	10,292	3,281,590

Dividend withholding tax receivable	24,078	—	—	455,776

Unrealized appreciation on open forward currency contracts (Note 4)	138,539	2,832,113	—	—

Receivable for variation margin on open futures contracts (Note 4)	43,700	281,310	—	100,225

Receivable for variation margin on open cleared swap contracts (Note 4)	—	91,133	—	—

Receivable for open OTC swap contracts (Note 4)	—	—	—	205,391

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	26,876	37,675	1,346,443	77,369

Due from broker (Note 2)	10,591	2,669,444	—	36

Total assets	76,793,815	216,720,342	10,089,724,533	2,876,105,124

Liabilities:

Investments sold short, at value (Note 2)(e)	—	20,332,636	—	34,229,611

Due to custodian	—	385,662	—	—

Payable for cash collateral from securities loaned (Note 2)	—	—	—	911,867

Payable for investments purchased	4,047	1,587,799	3,727,560	910

Payable for Fund shares repurchased	—	—	5,665,820	1,933,132

Payable to affiliate for (Note 5):

Management fee	33,458	114,247	5,583,295	—

Supplemental support fee – Class MF	—	—	286,285	—

Shareholder service fee	6,856	8,608	748,956	—

Payable to agents unaffiliated with GMO	16	36	2,668	661

Payable for variation margin on open futures contracts (Note 4)	—	37,066	—	—

Unrealized depreciation on open forward currency contracts (Note 4)	118,902	2,532,615	—	527,595

Interest and dividend payable for short sales	—	50,901	—	29,909

Payable for open OTC swap contracts (Note 4)	—	3,635	—	689,863

Written options outstanding, at value (Note 4)(f)	—	1,728,335	—	—

Payable to Trustees and related expenses	708	215	13,935	7,261

Accrued expenses	198,667	155,592	245,272	764,083

Total liabilities	362,654	26,937,347	16,273,791	39,094,892

Net assets	$76,431,161	$189,782,995	$10,073,450,742	$2,837,010,232

(a) Cost of investments – affiliated issuers:	$2,155,573	$20,949,918	$10,154,678,638	$935,970,583

(b) Cost of investments – unaffiliated issuers:	$81,676,896	$190,977,060	$5,851,764	$1,952,712,311

(c) Includes securities on loan at value (Note 2):	$—	$10,296,163	$—	$32,504,265

(d) Cost of foreign currency:	$51,244	$62	$—	$756,718

(e) Proceeds from securities sold short:	$—	$20,756,142	$—	$32,076,498

(f) Premiums on written options:	$—	$2,068,410	$—	$—

See accompanying notes to the financial statements.	103

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Alpha Only Fund	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund
Net assets consist of:

Paid-in capital	$463,909,110	$189,044,126	$10,310,517,192	$3,094,284,843

Distributable earnings (accumulated loss)	(387,477,949)	738,869	(237,066,450)	(257,274,611)

	$76,431,161	$189,782,995	$10,073,450,742	$2,837,010,232

Net assets attributable to:

Class III	$661,930	$—	$4,112,088,051	$2,837,010,232

Class IV	$75,769,231	$—	$2,608,664,452	$—

Class VI	$—	$189,782,995	$—	$—

Class MF	$—	$—	$3,320,002,107	$—

Class I	$—	$—	$32,696,132	$—

Shares outstanding:

Class III	37,493	—	157,762,852	147,213,858

Class IV	4,288,610	—	100,098,163	—

Class VI	—	9,453,556	—	—

Class MF	—	—	127,275,213	—

Class I	—	—	1,254,070	—

Net asset value per share:

Class III	$17.65	$—	$26.06	$19.27

Class IV	$17.67	$—	$26.06	$—

Class VI	$—	$20.08	$—	$—

Class MF	$—	$—	$26.09	$—

Class I	$—	$—	$26.07	$—

104	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,682,701,451	$417,919,510	$1,560,619,408	$5,389,294

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	289,753	158,167	501,766	7,845,501,083

Foreign currency, at value (Note 2)(d)	—	—	—	3,299,598

Cash	—	—	—	1,964,773

Receivable for investments sold	185,604	—	—	17,641,379

Receivable for Fund shares sold	—	—	—	3,727,560

Dividends and interest receivable	14,288	291	966	16,430,889

Dividend withholding tax receivable	—	—	—	1,651,952

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	—	19,487,454

Receivable for variation margin on open futures contracts (Note 4)	—	—	—	442,890

Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	—	748,577

Receivable for open OTC swap contracts (Note 4)	—	—	—	1,551,485

Interest receivable for open OTC swap contracts (Note 4)	—	—	—	22,985

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	12,132	6,992	10,885	221,861

Due from broker (Note 2)	—	—	—	231,778,554

Miscellaneous receivable	—	—	—	5,121

Total assets	1,683,203,228	418,084,960	1,561,133,025	8,149,865,455

Liabilities:

Investments sold short, at value (Note 2)(e)	—	—	—	322,037,657

Payable for cash collateral from securities loaned (Note 2)	—	—	—	2,405,112

Payable for investments purchased	13,816	—	—	21,018,191

Payable for Fund shares repurchased	184,000	—	—	—

Payable to agents unaffiliated with GMO	422	113	363	2,049

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	—	22,813,054

Interest payable for open OTC swap contracts (Note 4)	—	—	—	15,492

Interest and dividend payable for short sales	—	—	—	1,252,666

Payable for open OTC swap contracts (Note 4)	—	—	—	2,691,139

Payable for reverse repurchase agreements (Note 2)	—	—	—	2,652,304

Written options outstanding, at value (Note 4)(f)	—	—	—	12,971,039

Payable to Trustees and related expenses	3,166	78	3,796	16,945

Accrued expenses	88,958	54,351	83,924	1,874,472

Total liabilities	290,362	54,542	88,083	389,750,120

Net assets	$1,682,912,866	$418,030,418	$1,561,044,942	$7,760,115,335

(a) Cost of investments – affiliated issuers:	$1,701,317,655	$431,772,060	$1,651,541,189	$8,079,199

(b) Cost of investments – unaffiliated issuers:	$286,422	$158,167	$501,766	$8,121,492,620

(c) Includes securities on loan at value (Note 2):	$—	$—	$—	$102,921,331

(d) Cost of foreign currency:	$—	$—	$—	$3,302,050

(e) Proceeds from securities sold short:	$—	$—	$—	$319,689,597

(f) Premiums on written options:	$—	$—	$—	$13,573,717

See accompanying notes to the financial statements.	105

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund
Net assets consist of:

Paid-in capital	$1,944,226,177	$498,459,389	$1,847,120,246	$8,573,469,267

Distributable earnings (accumulated loss)	(261,313,311)	(80,428,971)	(286,075,304)	(813,353,932)

	$1,682,912,866	$418,030,418	$1,561,044,942	$7,760,115,335

Net assets attributable to:

Core Class	$—	$—	$—	$7,760,115,335

Class III	$1,682,912,866	$418,030,418	$1,561,044,942	$—

Shares outstanding:

Core Class	—	—	—	597,360,259

Class III	52,764,543	20,003,968	64,079,889	—

Net asset value per share:

Core Class	$—	$—	$—	$12.99

Class III	$31.89	$20.90	$24.36	$—

106	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$430,942,171	$853,791,056	$—	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	175,327	288,052	1,011,578,023	356,230,920

Receivable for investments sold	—	—	—	2,872,592

Receivable for Fund shares sold	—	218,098,391	58,898	—

Dividends and interest receivable	342	565	2,311,690	114,203

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	9,105,361	—

Receivable for variation margin on open futures contracts (Note 4)	—	—	4,132,724	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	6,797	8,921	35,317	—

Due from broker (Note 2)	—	—	516,000	—

Total assets	431,124,637	1,072,186,985	1,027,738,013	359,217,715

Liabilities:

Foreign taxes payable	—	—	—	21,530

Foreign currency due to custodian	—	—	1,789,437	—

Payable for investments purchased	—	—	—	2,651,786

Payable for Fund shares repurchased	—	215,917,407	12,868	—

Payable to affiliate for (Note 5):

Management fee	—	—	748,868	329,376

Shareholder service fee	—	—	51,204	16,469

Payable to agents unaffiliated with GMO	136	215	252	53

Payable for variation margin on open futures contracts (Note 4)	—	—	334,221	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	5,054,726	—

Payable to Trustees and related expenses	377	730	3,911	3,393

Accrued expenses	54,523	55,029	277,181	199,145

Total liabilities	55,036	215,973,381	8,272,668	3,221,752

Net assets	$431,069,601	$856,213,604	$1,019,465,345	$355,995,963

(a) Cost of investments – affiliated issuers:	$462,377,927	$939,262,151	$—	$—

(b) Cost of investments – unaffiliated issuers:	$175,327	$288,052	$1,008,822,924	$285,897,308

See accompanying notes to the financial statements.	107

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund
Net assets consist of:

Paid-in capital	$643,835,574	$1,060,915,107	$1,073,479,182	$252,124,147

Distributable earnings (accumulated loss)	(212,765,973)	(204,701,503)	(54,013,837)	103,871,816

	$431,069,601	$856,213,604	$1,019,465,345	$355,995,963

Net assets attributable to:

Class III	$431,069,601	$638,115,214	$30,625,483	$—

Class VI	$—	$—	$988,839,862	$355,995,963

Class R6	$—	$218,098,390	$—	$—

Shares outstanding:

Class III	30,299,542	23,567,190	980,643	—

Class VI	—	—	31,721,693	18,429,370

Class R6	—	8,056,830	—	—

Net asset value per share:

Class III	$14.23	$27.08	$31.23	$—

Class VI	$—	$—	$31.17	$19.32

Class R6	$—	$27.07	$—	$—

108	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

Strategic Opportunities Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$728,851,915

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	148,063,872

Foreign currency, at value (Note 2)(d)	21,722

Receivable for investments sold	10,054,670

Dividends and interest receivable	237,358

Dividend withholding tax receivable	8,269

Receivable for open OTC swap contracts (Note 4)	37,813

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	8,077

Total assets	887,283,696

Liabilities:

Investments sold short, at value (Note 2)(e)	14,582,406

Due to custodian	987

Payable for investments purchased	669

Payable for Fund shares repurchased	10,153,644

Payable to agents unaffiliated with GMO	210

Interest and dividend payable for short sales	7,078

Payable for open OTC swap contracts (Note 4)	180,688

Payable to Trustees and related expenses	1,491

Accrued expenses	177,014

Total liabilities	25,104,187

Net assets	$862,179,509

(a) Cost of investments – affiliated issuers:	$722,596,439

(b) Cost of investments – unaffiliated issuers:	$146,277,333

(c) Includes securities on loan at value (Note 2):	$12,637,563

(d) Cost of foreign currency:	$22,124

(e) Proceeds from securities sold short:	$14,405,274

See accompanying notes to the financial statements.	109

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2019 (Unaudited) — (Continued)

Strategic Opportunities Allocation Fund
Net assets consist of:

Paid-in capital	$875,495,663

Distributable earnings (accumulated loss)	(13,316,154)

$862,179,509

Net assets attributable to:

Class III	$862,179,509

Shares outstanding:

Class III	44,827,999

Net asset value per share:

Class III	$19.23

110	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited)

	Alpha Only Fund	Consolidated Alternative Allocation Fund*	Benchmark-Free Allocation Fund	Benchmark- Free Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,284,854	$230,745	$64,402	$40,301,626

Dividends from affiliated issuers (Note 10)	29,007	111,709	52,740,797	7,271,892

Interest	74,675	788,498	5,745	11,159,830

Securities lending income from affiliated issuers (net)	—	—	—	7,190

Total investment income	2,388,536	1,130,952	52,810,944	58,740,538

Expenses:

Management fee (Note 5)	223,745	406,782	35,339,917	—

Shareholder service fee – Class III (Note 5)	4,946	—	3,325,350	—

Shareholder service fee – Class IV (Note 5)	41,452	—	1,376,754	—

Shareholder service fee – Class VI (Note 5)	—	30,648	—	—

Shareholder service fee – Class I (Note 5)	—	—	1,527 *	—

Supplemental support fee – Class MF (Note 5)	—	—	1,842,238	—

Organizational expenses	—	64,386	—	—

Audit and tax fees	92,470	49,423	14,176	63,145

Custodian, fund accounting agent and transfer agent fees	97,639	39,998	42,898	626,781

Dividend expense on short sales	—	143,581	—	337,300

Legal fees	6,925	6,832	169,283	54,891

Registration fees	3,073	3,909	8,577	—

Trustees’ fees and related expenses (Note 5)	1,493	1,411	142,353	40,628

Interest expense and borrowing costs for investments sold short (Note 2)	—	42,633	—	130,238

Miscellaneous	23,216	21,220	32,929	66,678 **

Total expenses	494,959	810,823	42,296,002	1,319,661

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(167,590)	(162,969)	(249,962)	(520,192)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(214)	(27,453)	(7,384,490)	—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	(5,491)	(781,587)	—

Net expenses	327,155	614,910	33,879,963	799,469

Net investment income (loss)	2,061,381	516,042	18,930,981	57,941,069

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(1,492,059)	2,390,562	—	(20,322,026)

Investments in affiliated issuers	—	—	11,894,809	3,495,723

Investments in securities sold short	—	(1,599,805)	—	(693,682)

Realized gain distributions from affiliated issuers (Note 10)	—	411,484	354,963	127,367

Futures contracts	(10,956,216)	(1,971,449)	—	(26,098,108)

Written options	—	(237,006)	—	—

Swap contracts	—	1,910,784	—	(309,704)

Forward currency contracts	867,385	163,175	—	3,878,445

Foreign currency and foreign currency related transactions	(35,448)	(11,224)	—	(888,701)

Net realized gain (loss)	(11,616,338)	1,056,521	12,249,772	(40,810,686)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(5,312,722)	(782,818)	—	(42,954,725)

Investments in affiliated issuers	—	(1,506,173)	(129,588,230)	(8,547,096)

Investments in securities sold short	—	423,506	—	(2,996,812)

Futures contracts	6,263,337	(389,992)	—	15,173,523

Written options	—	340,075	—	—

Swap contracts	—	802,127	—	(3,750)

Forward currency contracts	(17,971)	299,498	—	(1,480,548)

Foreign currency and foreign currency related transactions	11,032	(19,917)	—	(28,832)

Net change in unrealized appreciation (depreciation)	943,676	(833,694)	(129,588,230)	(40,838,240)

Net realized and unrealized gain (loss)	(10,672,662)	222,827	(117,338,458)	(81,648,926)

Net increase (decrease) in net assets resulting from operations	$(8,611,281)	$738,869	$(98,407,477)	$(23,707,857)

(a) Withholding tax:	$193,605	$—	$—	$4,700,272

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$—	$260

*	Period from May 1, 2019 (commencement of operations) through August 31, 2019.
**	Includes $52,976 of pricing expenses.

See accompanying notes to the financial statements.	111

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited) — (Continued)

	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,760	$1,975	$6,093	$171,988,006

Interest	1,409	—	287	46,236,457

Dividends from affiliated issuers (Note 10)	9,445,692	1,245,266	5,422,969	—

Securities lending income from affiliated issuers (net)	—	—	—	28,466

Total investment income	9,449,861	1,247,241	5,429,349	218,252,929

Expenses:

Audit and tax fees	14,716	11,803	11,502	169,513

Custodian, fund accounting agent and transfer agent fees	27,267	23,113	24,906	1,645,313

Dividend expense on short sales	—	—	—	2,675,600

Legal fees	28,492	5,861	25,996	157,084

Registration fees	2,585	891	1,997	—

Trustees’ fees and related expenses (Note 5)	24,284	5,692	21,934	115,896

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	—	470,960

Miscellaneous	9,305 *	4,601 **	8,693 ***	101,861

Total expenses	106,649	51,961	95,028	5,336,227

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(79,812)	(45,650)	(70,663)	(1,932,689)

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	—	(1,159)

Net expenses	26,837	6,311	24,365	3,402,379

Net investment income (loss)	9,423,024	1,240,930	5,404,984	214,850,550

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	1,224	—	—	(14,810,720)

Investments in affiliated issuers	(5,296,724)	1,258,259	(21,975,256)	—

Investments in securities sold short	—	—	—	(29,433,288)

Realized gain distributions from affiliated issuers (Note 10)	5,034,673	3,004,028	8,017,017	—

Futures contracts	—	—	—	(130,828,338)

Written options	—	—	—	2,504,830

Swap contracts	—	—	—	17,411,541

Forward currency contracts	—	—	—	12,704,066

Foreign currency and foreign currency related transactions	—	—	—	304,481

Net realized gain (loss)	(260,827)	4,262,287	(13,958,239)	(142,147,428)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(665)	—	—	(244,566,709)

Investments in affiliated issuers	25,096,082	(3,835,410)	(5,515,391)	(2,689,905)

Investments in securities sold short	—	—	—	10,994,515

Futures contracts	—	—	—	65,993,028

Written options	—	—	—	551,882

Swap contracts	—	—	—	4,106,630

Forward currency contracts	—	—	—	(7,317,401)

Foreign currency and foreign currency related transactions	—	—	—	(183,103)

Net change in unrealized appreciation (depreciation)	25,095,417	(3,835,410)	(5,515,391)	(173,111,063)

Net realized and unrealized gain (loss)	24,834,590	426,877	(19,473,630)	(315,258,491)

Net increase (decrease) in net assets resulting from operations	$34,257,614	$1,667,807	$(14,068,646)	$(100,407,941)

(a) Withholding tax:	$—	$—	$—	$20,389,230

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$—	$1,263

*	Includes $5,064 of printing expenses.
**	Includes $3,305 of printing expenses.
***	Includes $4,848 of printing expenses.

112	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited) — (Continued)

	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund
Investment Income:

Dividends from unaffiliated issuers	$2,811	$3,788	$197,719	$1,041,681

Dividends from affiliated issuers (Note 10)	1,203,829	2,851,851	—	—

Interest	456	—	11,459,448	549,110

Total investment income	1,207,096	2,855,639	11,657,167	1,590,791

Expenses:

Management fee (Note 5)	—	—	4,937,333	2,097,852

Shareholder service fee – Class III (Note 5)	—	—	35,873	—

Shareholder service fee – Class IV (Note 5)	—	—	8,885 *	—

Shareholder service fee – Class VI (Note 5)	—	—	301,434	104,893

Audit and tax fees	11,502	11,502	44,686	58,718

Custodian, fund accounting agent and transfer agent fees	24,228	23,441	138,057	25,881

Legal fees	8,446	13,598	35,393	11,071

Registration fees	1,068	1,447	17,712	1,309

Trustees’ fees and related expenses (Note 5)	7,212	11,513	17,477	6,113

Miscellaneous	4,974 **	6,020 ***	52,994	16,360

Total expenses	57,430	67,521	5,589,844	2,322,197

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(49,471)	(54,738)	(272,441)	—

Net expenses	7,959	12,783	5,317,403	2,322,197

Net investment income (loss)	1,199,137	2,842,856	6,339,764	(731,406)

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	—	—	4,489,440	42,787,530

Investments in affiliated issuers	(36,461,396)	(3,928,752)	—	(398,159)

Futures contracts	—	—	(18,206,111)	—

Forward currency contracts	—	—	5,046,233	—

Foreign currency and foreign currency related transactions	—	—	662,519	180

Net realized gain (loss)	(36,461,396)	(3,928,752)	(8,007,919)	42,389,551

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	—	—	3,986,376	(36,115,036)

Investments in affiliated issuers	22,681,095	(27,191,969)	—	271,587

Futures contracts	—	—	(29,428,487)	—

Forward currency contracts	—	—	4,617,926	—

Foreign currency and foreign currency related transactions	—	—	341,256	880

Net change in unrealized appreciation (depreciation)	22,681,095	(27,191,969)	(20,482,929)	(35,842,569)

Net realized and unrealized gain (loss)	(13,780,301)	(31,120,721)	(28,490,848)	6,546,982

Net increase (decrease) in net assets resulting from operations	$(12,581,164)	$(28,277,865)	$(22,151,084)	$5,815,576

*	For the period July 18, 2019 to August 31, 2019, class IV had no shareholders.
**	Includes $3,605 of printing expenses.
***	Includes $3,921 of printing expenses.

See accompanying notes to the financial statements.	113

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2019 (Unaudited) — (Continued)

Strategic Opportunities Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,172,691

Dividends from affiliated issuers (Note 10)	2,900,448

Interest	1,566,987

Total investment income	6,640,126

Expenses:

Audit and tax fees	22,263

Custodian, fund accounting agent and transfer agent fees	78,114

Dividend expense on short sales	95,777

Legal fees	15,567

Registration fees	1,172

Trustees’ fees and related expenses (Note 5)	12,176

Interest expense and borrowing costs for investments sold short (Note 2)	47,527

Miscellaneous	12,562

Total expenses	285,158

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(120,690)

Net expenses	164,468

Net investment income (loss)	6,475,658

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(2,446,355)

Investments in affiliated issuers	406,409

Investments in securities sold short	(1,530,680)

Realized gain distributions from affiliated issuers (Note 10)	1,575,750

Swap contracts	(121,578)

Foreign currency and foreign currency related transactions	(2,107)

Net realized gain (loss)	(2,118,561)*

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	2,016,229

Investments in affiliated issuers	(4,795,181)

Investments in securities sold short	821,736

Swap contracts	(77,787)

Foreign currency and foreign currency related transactions	(1,905)

Net change in unrealized appreciation (depreciation)	(2,036,908)

Net realized and unrealized gain (loss)	(4,155,469)

Net increase (decrease) in net assets resulting from operations	$2,320,189

(a) Withholding tax:	$125,667

(b) Foreign capital gains tax on net realized gain (loss):	$1,233

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

114	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Consolidated Alternative Allocation Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Period from May1, 2019 (commencement of operations) through August 31, 2019 (Unaudited)
Increase (decrease) in net assets:
Operations:

Net investment income (loss)	$2,061,381	$3,387,995	$516,042

Net realized gain (loss)	(11,616,338)	27,428,536	1,056,521

Change in net unrealized appreciation (depreciation)	943,676	(39,668,619)	(833,694)

Net increase (decrease) in net assets from operations	(8,611,281)	(8,852,088)	738,869

Distributions to shareholders:

Class III	(230,460)	(312,598)	—

Class IV	(2,477,777)	(4,687,931)	—

Total distributions	(2,708,237)	(5,000,529)	—

Net share transactions (Note 9):

Class III	(5,860,758)	194,196	—

Class IV	(12,729,403)	(110,332,136)	—

Class VI	—	—	189,044,126

Increase (decrease) in net assets resulting from net share transactions	(18,590,161)	(110,137,940)	189,044,126

Total increase (decrease) in net assets	(29,909,679)	(123,990,557)	189,782,995

Net assets:

Beginning of period	106,340,840	230,331,397	—

End of period	$76,431,161	$106,340,840	$189,782,995

See accompanying notes to the financial statements.	115

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Allocation Fund		Benchmark-Free Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$18,930,981	$377,628,700	$57,941,069	$106,831,468

Net realized gain (loss)	12,249,772	240,016,377	(40,810,686)	219,040,536

Change in net unrealized appreciation (depreciation)	(129,588,230)	(875,084,601)	(40,838,240)	(465,546,562)

Net increase (decrease) in net assets from operations	(98,407,477)	(257,439,524)	(23,707,857)	(139,674,558)

Distributions to shareholders:

Class III	(4,045,970)	(157,872,659)	(18,239,599)	(122,727,936)

Class IV	(3,221,235)	(94,264,792)	—	—

Class MF	(4,016,443)	(150,215,640)	—	—

Total distributions	(11,283,648)	(402,353,091)	(18,239,599)	(122,727,936)

Net share transactions (Note 9):

Class III	(487,121,003)	(269,721,640)	(286,773,302)	(1,058,562,935)

Class IV	(97,473,536)	117,141,309	—	—

Class MF	(571,158,998)	(1,422,006,518)	—	—

Class I	32,548,065 *	—	—	—

Increase (decrease) in net assets resulting from net share transactions	(1,123,205,472)	(1,574,586,849)	(286,773,302)	(1,058,562,935)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	207,256	—	207,484

Class IV	—	112,191	—	—

Class MF	—	227,404	—	—

Increase in net assets resulting from purchase premiums and redemption fees	—	546,851	—	207,484

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,123,205,472)	(1,574,039,998)	(286,773,302)	(1,058,355,451)

Total increase (decrease) in net assets	(1,232,896,597)	(2,233,832,613)	(328,720,758)	(1,320,757,945)

Net assets:

Beginning of period	11,306,347,339	13,540,179,952	3,165,730,990	4,486,488,935

End of period	$10,073,450,742	$11,306,347,339	$2,837,010,232	$3,165,730,990

*	Period from August 8, 2019 (commencement of operations) through August 31, 2019.

116	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Asset Allocation Fund		Global Developed Equity Allocation Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$9,423,024	$68,239,538	$1,240,930	$11,712,327

Net realized gain (loss)	(260,827)	7,699,409	4,262,287	33,279,520

Change in net unrealized appreciation (depreciation)	25,095,417	(130,685,605)	(3,835,410)	(66,670,344)

Net increase (decrease) in net assets from operations	34,257,614	(54,746,658)	1,667,807	(21,678,497)

Distributions to shareholders:

Class III	(7,374,590)	(66,965,936)	(7,152,976)	(11,897,305)

Total distributions	(7,374,590)	(66,965,936)	(7,152,976)	(11,897,305)

Net share transactions (Note 9):

Class III	(253,698,644)	(444,299,648)	(24,358,132)	12,165,436

Increase (decrease) in net assets resulting from net share transactions	(253,698,644)	(444,299,648)	(24,358,132)	12,165,436

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	136,171	—	1,263

Increase in net assets resulting from purchase premiums and redemption fees	—	136,171	—	1,263

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(253,698,644)	(444,163,477)	(24,358,132)	12,166,699

Total increase (decrease) in net assets	(226,815,620)	(565,876,071)	(29,843,301)	(21,409,103)

Net assets:

Beginning of period	1,909,728,486	2,475,604,557	447,873,719	469,282,822

End of period	$1,682,912,866	$1,909,728,486	$418,030,418	$447,873,719

See accompanying notes to the financial statements.	117

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Equity Allocation Fund		Consolidated Implementation Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$5,404,984	$50,673,094	$214,850,550	$304,016,674

Net realized gain (loss)	(13,958,239)	88,843,182	(142,147,428)	278,984,834

Change in net unrealized appreciation (depreciation)	(5,515,391)	(264,669,367)	(173,111,063)	(872,574,054)

Net increase (decrease) in net assets from operations	(14,068,646)	(125,153,091)	(100,407,941)	(289,572,546)

Distributions to shareholders:

Core Class	—	—	(31,889,793)	(409,637,549)

Class III	(5,605,779)	(50,339,578)	—	—

Total distributions	(5,605,779)	(50,339,578)	(31,889,793)	(409,637,549)

Net share transactions (Note 9):

Core Class	—	—	(1,073,165,184)	(1,841,241,070)

Class III	(57,024,229)	(515,723,700)	—	—

Increase (decrease) in net assets resulting from net share transactions	(57,024,229)	(515,723,700)	(1,073,165,184)	(1,841,241,070)

Purchase premiums and redemption fees (Notes 2 and 9):

Core Class	—	—	—	330,066

Class III	—	39,335	—	—

Increase in net assets resulting from purchase premiums and redemption fees	—	39,335	—	330,066

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(57,024,229)	(515,684,365)	(1,073,165,184)	(1,840,911,004)

Total increase (decrease) in net assets	(76,698,654)	(691,177,034)	(1,205,462,918)	(2,540,121,099)

Net assets:

Beginning of period	1,637,743,596	2,328,920,630	8,965,578,253	11,505,699,352

End of period	$1,561,044,942	$1,637,743,596	$7,760,115,335	$8,965,578,253

118	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Developed Equity Allocation Fund		International Equity Allocation Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,199,137	$20,179,649	$2,842,856	$30,571,010

Net realized gain (loss)	(36,461,396)	(11,961,205)	(3,928,752)	(8,912,750)

Change in net unrealized appreciation (depreciation)	22,681,095	(88,371,353)	(27,191,969)	(142,162,288)

Net increase (decrease) in net assets from operations	(12,581,164)	(80,152,909)	(28,277,865)	(120,504,028)

Distributions to shareholders:

Class III	(1,286,714)	(20,108,519)	(3,256,487)	(30,650,233)

Class R6	—	—	—	—

Total distributions	(1,286,714)	(20,108,519)	(3,256,487)	(30,650,233)

Net share transactions (Note 9):

Class III	(127,892,432)	8,208,473	(260,317,257)	(70,320,913)

Class R6	—	—	218,098,391 *	—

Increase (decrease) in net assets resulting from net share transactions	(127,892,432)	8,208,473	(42,218,866)	(70,320,913)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	15,949	—	114,511

Increase in net assets resulting from purchase premiums and redemption fees	—	15,949	—	114,511

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(127,892,432)	8,224,422	(42,218,866)	(70,206,402)

Total increase (decrease) in net assets	(141,760,310)	(92,037,006)	(73,753,218)	(221,360,663)

Net assets:

Beginning of period	572,829,911	664,866,917	929,966,822	1,151,327,485

End of period	$431,069,601	$572,829,911	$856,213,604	$929,966,822

*	Period from August 30, 2019 (commencement of operations) through August 31, 2019.

See accompanying notes to the financial statements.	119

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated SGM Major Markets Fund		Consolidated Special Opportunities Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$6,339,764	$16,759,065	$(731,406)	$(1,203,658)

Net realized gain (loss)	(8,007,919)	(30,932,172)	42,389,551	183,811,430

Change in net unrealized appreciation (depreciation)	(20,482,929)	29,045,803	(35,842,569)	(135,385,222)

Net increase (decrease) in net assets from operations	(22,151,084)	14,872,696	5,815,576	47,222,550

Distributions to shareholders:

Class III	(362,182)	(113,342)	—	—

Class IV	(167,985)*	(45,911)	—	—

Class VI	(7,807,846)	(5,241,300)	(506,076)	(229,777,571)

Total distributions	(8,338,013)	(5,400,553)	(506,076)	(229,777,571)

Net share transactions (Note 9):

Class III	(13,062,253)	18,453,410	—	—

Class IV	(22,837,965)*	10,954,835	—	—

Class VI	(143,778,885)	(691,528,494)	(73,080,727)	(433,998,554)

Increase (decrease) in net assets resulting from net share transactions	(179,679,103)	(662,120,249)	(73,080,727)	(433,998,554)

Purchase premiums and redemption fees (Notes 2 and 9):

Class VI	—	—	392,084	3,683,959

Increase in net assets resulting from purchase premiums and redemption fees	—	—	392,084	3,683,959

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(179,679,103)	(662,120,249)	(72,688,643)	(430,314,595)

Total increase (decrease) in net assets	(210,168,200)	(652,648,106)	(67,379,143)	(612,869,616)

Net assets:

Beginning of period	1,229,633,545	1,882,281,651	423,375,106	1,036,244,722

End of period	$1,019,465,345	$1,229,633,545	$355,995,963	$423,375,106

*	For the period July 18, 2019 to August 31, 2019, class IV had no shareholders.

120	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Strategic Opportunities Allocation Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$6,475,658	$32,435,348

Net realized gain (loss)	(2,118,561)	21,385,210

Change in net unrealized appreciation (depreciation)	(2,036,908)	(104,365,864)

Net increase (decrease) in net assets from operations	2,320,189	(50,545,306)

Distributions to shareholders:

Class III	(13,877,699)	(91,874,936)

Total distributions	(13,877,699)	(91,874,936)

Net share transactions (Note 9):

Class III	(41,411,276)	(245,065,008)

Increase (decrease) in net assets resulting from net share transactions	(41,411,276)	(245,065,008)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	192,588

Increase in net assets resulting from purchase premiums and redemption fees	—	192,588

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(41,411,276)	(244,872,420)

Total increase (decrease) in net assets	(52,968,786)	(387,292,662)

Net assets:

Beginning of period	915,148,295	1,302,440,957

End of period	$862,179,509	$915,148,295

See accompanying notes to the financial statements.	121

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016		2015			2019		2018		2017		2016		2015
Net asset value, beginning of period	$20.09		$21.80		$20.96		$22.04		$22.93		$23.98	$20.10		$21.81		$20.97		$22.05		$22.95		$23.99

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.47		0.45		0.41		0.35		0.37		0.34	0.44		0.48		0.39		0.37		0.39		0.35
Net realized and unrealized gain (loss)	(2.29)		(1.29)		0.68		(0.80)		(0.40)		(0.96)	(2.25)		(1.31)		0.71		(0.81)		(0.41)		(0.95)

Total from investment operations	(1.82)		(0.84)		1.09		(0.45)		(0.03)		(0.62)	(1.81)		(0.83)		1.10		(0.44)		(0.02)		(0.60)

Less distributions to shareholders:
From net investment income	(0.13)		(0.87)		(0.25)		(0.63)		(0.86)		(0.43)	(0.13)		(0.88)		(0.26)		(0.64)		(0.88)		(0.44)
From net realized gains	(0.49)		—		—		—		—		—	(0.49)		—		—		—		—		—

Total distributions	(0.62)		(0.87)		(0.25)		(0.63)		(0.86)		(0.43)	(0.62)		(0.88)		(0.26)		(0.64)		(0.88)		(0.44)

Net asset value, end of period	$17.65		$20.09		$21.80		$20.96		$22.04		$22.93	$17.67		$20.10		$21.81		$20.97		$22.05		$22.95

Total Return(b)	(9.13	)%**	(3.88)%		5.22%		(2.02)%		(0.06)%		(2.60)%	(9.06	)%**	(3.85)%		5.27%		(1.98)%		(0.03)%		(2.51)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$662		$7,406		$7,829		$7,852		$7,712		$26,695	$75,769		$98,935		$222,503		$225,982		$286,305		$3,333,388
Net expenses to average daily net assets	0.78	%(c)*	0.70	%(c)	0.67	%(c)	0.68	%(c)	0.66	%(c)	0.65%	0.73	%(c)*	0.64	%(c)	0.62	%(c)	0.62	%(c)	0.60	%(c)	0.60%
Net investment income (loss) to average daily net assets(a)	4.90	%*	2.15%		1.91%		1.62%		1.66%		1.44%	4.58	%*	2.32%		1.80%		1.69%		1.76%		1.46%
Portfolio turnover rate	50	%(d)**	90	%(d)	67	%(d)	22	%(d)	85%		123%	50	%(d)**	90	%(d)	67	%(d)	22	%(d)	85%		123%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.38	%(e)*	0.32%		0.22%		0.20%		0.06%		0.04%	0.37	%(e)*	0.27%		0.23%		0.20%		0.05%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 70%, 221%, 135% and 80%, respectively, of the average value of its portfolio.

(e)	Ratios include Fees waived/borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

122	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND

	Class VI Shares
	Period from May 1, 2019 (commencement of operations) through August 31, 2019
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06
Net realized and unrealized gain (loss)	0.02

Total from investment operations	0.08

Net asset value, end of period	$20.08

Total Return(b)	0.40	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,783
Net operating expenses to average daily net assets(c)	0.77	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.33	%*
Total net expenses to average daily net assets(c)	1.10	%*
Net investment income (loss) to average daily net assets(a)	0.93	%*
Portfolio turnover rate	109	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.35	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Ratios include indirect fees waived/borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	123

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares									Class IV Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019	2018	2017	2016(a)		2015(b)				2019	2018	2017	2016(a)		2015(b)
Net asset value, beginning of period	$26.36		$27.76	$25.78	$23.46	$27.04		$27.07		$26.35		$27.75	$25.78	$23.46	$27.03		$27.06

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.04		0.82	0.52	0.37	0.19		0.38		0.05		0.88	0.58	0.40	0.20		0.36
Net realized and unrealized gain (loss)	(0.31)		(1.30)	2.12	2.35	(3.26)		0.86		(0.31)		(1.35)	2.06	2.33	(3.26)		0.89

Total from investment operations	(0.27)		(0.48)	2.64	2.72	(3.07)		1.24		(0.26)		(0.47)	2.64	2.73	(3.06)		1.25

Less distributions to shareholders:
From net investment income	(0.02)		(0.90)	(0.66)	(0.40)	(0.34)		(0.52)		(0.02)		(0.91)	(0.67)	(0.41)	(0.34)		(0.53)
From net realized gains	(0.01)		(0.02)	—	—	(0.17)		(0.75)		(0.01)		(0.02)	—	—	(0.17)		(0.75)

Total distributions	(0.03)		(0.92)	(0.66)	(0.40)	(0.51)		(1.27)		(0.03)		(0.93)	(0.67)	(0.41)	(0.51)		(1.28)

Net asset value, end of period	$26.06		$26.36	$27.76	$25.78	$23.46		$27.04		$26.06		$26.35	$27.75	$25.78	$23.46		$27.03

Total Return(d)	(1.05	)%**	(1.55)%	10.28%	11.66%	(11.51)%		4.71%		(0.98	)%**	(1.50)%	10.30%	11.71%	(11.46)%		4.75%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,112,088		$4,642,211	$5,162,084	$5,248,863	$5,872,663		$6,040,891		$2,608,664		$2,737,619	$2,756,005	$2,663,418	$2,508,115		$3,363,711
Net operating expenses to average daily net assets(e)	0.65	%*	0.65%	0.65%	0.65%	0.66%		0.64%		0.60	%*	0.60%	0.60%	0.60%	0.61%		0.59%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets	—		—	—	—	0.02	%(f)	0.05	%(f)	—		—	—	—	0.02	%(g)	0.05	%(g)
Total net expenses to average daily net assets(e)	0.65	%*	0.65%	0.65%	0.65%	0.68%		0.69%		0.60	%*	0.60%	0.60%	0.60%	0.63%		0.64%
Net investment income (loss) to average daily net assets(c)	0.32	%*	3.07%	1.93%	1.46%	0.73%		1.41%		0.39	%*	3.29%	2.13%	1.61%	0.80%		1.32%
Portfolio turnover rate	2	%**	18%	9%	7%	53	%(g)	84%		2	%**	18%	9%	7%	53	%(h)	84%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.15	%*	0.15%	0.16%	0.15%	0.16%		0.20%		0.15	%*	0.15%	0.16%	0.15%	0.16%		0.20%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00 (i)	$0.01	$0.02	$0.01		$0.01		$—		$0.00 (j)	$0.01	$0.02	$0.01		$0.01

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 — Basis of presentation and principles of consolidation).
(c)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(h)	Ratios include indirect fees waived or borne by GMO.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

124	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares										Class I Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,								Period from August 8, 2019 (commencement of operations) through August 31, 2019 (Unaudited)
			2019	2018	2017		2016(a)		2015(b)
Net asset value, beginning of period	$26.38		$27.77	$25.80	$23.47		$27.04		$27.07		$26.24

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.05		0.77	0.56	0.35		0.19		0.37		(0.01)
Net realized and unrealized gain (loss)	(0.31)		(1.23)	2.08	2.39		(3.24)		0.88		(0.16)

Total from investment operations	(0.26)		(0.46)	2.64	2.74		(3.05)		1.25		(0.17)

Less distributions to shareholders:
From net investment income	(0.02)		(0.91)	(0.67)	(0.41)		(0.35)		(0.53)		—
From net realized gains	(0.01)		(0.02)	—	—		(0.17)		(0.75)		—

Total distributions	(0.03)		(0.93)	(0.67)	(0.41)		(0.52)		(1.28)		—

Net asset value, end of period	$26.09		$26.38	$27.77	$25.80		$23.47		$27.04		$26.07

Total Return(d)	(0.99	)%**	(1.47)%	10.29%	11.76%		(11.45)%		4.78%		(0.65	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,320,002		$3,926,518	$5,622,091	$5,858,177		$8,025,066		$12,255,179		$32,696
Net operating expenses to average daily net assets(e)	0.60	%*	0.60%	0.60%	0.60	%(f)	0.58	%(f)	0.55	%(f)	0.75	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets	—		—	—	—		0.02	%(g)	0.05	%(g)	—
Total net expenses to average daily net assets(e)	0.60	%*	0.60%	0.60%	0.60	%(f)	0.60	%(f)	0.60	%(f)	0.75	%*
Net investment income (loss) to average daily net assets(c)	0.36	%*	2.88%	2.06%	1.38%		0.77%		1.37%		(0.75	)%*
Portfolio turnover rate	2	%**	18%	9%	7%		53	%(h)	84%		2	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.15	%*	0.15%	0.16%	0.16%		0.19%		0.23%		0.16	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00 (j)	$0.01	$0.02		$0.01		$0.01		$—

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 — Basis of presentation and principles of consolidation).
(c)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(i)	Ratios include indirect fees waived or borne by GMO.
(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	125

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016		2015
Net asset value, beginning of period	$19.56		$20.91		$18.95		$17.00		$20.30		$22.09

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.39		0.58		0.46		0.43		0.58		0.61
Net realized and unrealized gain (loss)	(0.56)		(1.21)		2.10		2.01		(2.70)		0.61

Total from investment operations	(0.17)		(0.63)		2.56		2.44		(2.12)		1.22

Less distributions to shareholders:
From net investment income	(0.12)		(0.72)		(0.60)		(0.49)		(0.60)		(0.79)
From net realized gains	—		—		—		—		(0.58)		(2.22)

Total distributions	(0.12)		(0.72)		(0.60)		(0.49)		(1.18)		(3.01)

Net asset value, end of period	$19.27		$19.56		$20.91		$18.95		$17.00		$20.30

Total Return(b)	(0.87	)%**	(2.80)%		13.59%		14.52%		(10.82)%		5.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,837,010		$3,165,731		$4,486,489		$4,394,260		$4,305,118		$5,052,362
Net operating expenses to average daily net assets(c)	0.02	%*	0.02%		0.02%		0.01%		0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.03	%*	0.04%		0.00	%(f)	0.00	%(f)	—		—
Total net expenses to average daily net assets(c)	0.05	%*	0.06%		0.02%		0.01%		0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	3.90	%*	2.92%		2.29%		2.37%		3.09%		2.90%
Portfolio turnover rate	22	%(g)**	59	%(g)	78	%(g)	83	%(g)	101%		60%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%		0.03%		0.04%		0.01%		0.00	%(h)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00	(i)	$0.01		$0.00	(i)	$0.00	(i)	$0.00	(i)

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Ratio is less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 23%, 59%, 81% and 86%, respectively, of the average value of its portfolio.

(h)	Fees and expenses reimbursed by GMO were less than 0.01%.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

126	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017(a)		2016(a)	2015(a)
Net asset value, beginning of period	$31.47		$33.31		$30.48		$27.60		$33.81	$35.40

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.17		1.02		0.73		0.61		1.02	0.96
Net realized and unrealized gain (loss)	0.38		(1.74)		2.93		3.00		(4.53)	0.60

Total from investment operations	0.55		(0.72)		3.66		3.61		(3.51)	1.56

Less distributions to shareholders:
From net investment income	(0.13)		(1.12)		(0.83)		(0.73)		(1.14)	(1.29)
From net realized gains	—		—		—		—		(1.56)	(1.86)

Total distributions	(0.13)		(1.12)		(0.83)		(0.73)		(2.70)	(3.15)

Net asset value, end of period	$31.89		$31.47		$33.31		$30.48		$27.60	$33.81

Total Return(c)	1.75	%**	(1.96)%		12.04%		13.21%		(10.98)%	4.55%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,682,913		$1,909,728		$2,475,605		$2,423,945		$3,317,792	$4,868,922
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%		0.00%		0.00%	0.00%
Net investment income (loss) to average daily net assets(b)	1.04	%*	3.17%		2.24%		2.06%		3.33%	2.75%
Portfolio turnover rate	18	%(f)**	21	%(f)	20	%(f)	19	%(f)	20%	38%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00	(g)	$0.01		$0.02		$0.01	$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 19%, 24%, 22% and 18%, respectively, of the average value of its portfolio.

(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	127

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.20		$22.88	$19.60	$17.40	$22.84	$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.57	0.42	0.52	0.51	0.80
Net realized and unrealized gain (loss)	(0.00	)(c)	(1.67)	3.55	2.87	(3.64)	0.02 (b)

Total from investment operations	0.06		(1.10)	3.97	3.39	(3.13)	0.82

Less distributions to shareholders:
From net investment income	(0.10)		(0.58)	(0.69)	(0.55)	(0.52)	(0.82)
From net realized gains	(0.26)		—	—	(0.64)	(1.79)	(2.16)

Total distributions	(0.36)		(0.58)	(0.69)	(1.19)	(2.31)	(2.98)

Net asset value, end of period	$20.90		$21.20	$22.88	$19.60	$17.40	$22.84

Total Return(d)	0.23	%**	(4.58)%	20.39%	20.03%	(14.81)%	3.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$418,030		$447,874	$469,283	$992,260	$1,432,776	$1,770,455
Net expenses to average daily net assets(e)(f)	0.00	*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	0.56	%*	2.62%	1.99%	2.78%	2.49%	3.34%
Portfolio turnover rate	11	%**	6%	5%	29%	14%	16%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00 (g)	$0.02	$0.01	$0.00 (g)	$0.00 (g)

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	Rounds to less than $0.01.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Net expenses to average daily net assets were less than 0.01%.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

128	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019	2018	2017(a)	2016(a)	2015(a)
Net asset value, beginning of period	$24.63		$26.86	$22.84	$19.71	$26.22	$28.29

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.08		0.65	0.68	0.57	0.60	0.96
Net realized and unrealized gain (loss)	(0.26)		(2.18)	4.11	3.67	(4.47)	(0.03	)(c)

Total from investment operations	(0.18)		(1.53)	4.79	4.24	(3.87)	0.93

Less distributions to shareholders:
From net investment income	(0.09)		(0.70)	(0.77)	(0.70)	(0.60)	(0.90)
From net realized gains	—		—	—	(0.41)	(2.04)	(2.10)

Total distributions	(0.09)		(0.70)	(0.77)	(1.11)	(2.64)	(3.00)

Net asset value, end of period	$24.36		$24.63	$26.86	$22.84	$19.71	$26.22

Total Return(d)	(0.76	)%**	(5.43)%	21.06%	21.93%	(15.96)%	3.37%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,561,045		$1,637,744	$2,328,921	$2,206,818	$2,879,168	$3,800,256
Net expenses to average daily net assets(e)(f)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(b)	0.67	%*	2.56%	2.67%	2.63%	2.58%	3.54%
Portfolio turnover rate	13	%**	11%	14%	27%	15%	21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00 (g)	$0.01	$0.02	$0.01	$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Net expenses to average daily net assets were less than 0.01%.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	129

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016		2015
Net asset value, beginning of period	$13.22		$14.09		$13.06		$11.80		$13.59		$12.71

Income (loss) from investment operations:
Net investment income (loss)†	0.33	(a)	0.40		0.33		0.27		0.21		0.25
Net realized and unrealized gain (loss)	(0.51)		(0.69)		1.11		1.24		(2.00)		0.63

Total from investment operations	(0.18)		(0.29)		1.44		1.51		(1.79)		0.88

Less distributions to shareholders:(b)
From net investment income	(0.05)		(0.58)		(0.41)		(0.25)		—		—

Total distributions	(0.05)		(0.58)		(0.41)		(0.25)		—		—

Net asset value, end of period	$12.99		$13.22		$14.09		$13.06		$11.80		$13.59

Total Return(c)	(1.37	)%**	(1.88)%		11.12%		12.88%		(13.17)%		6.92%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,760,115		$8,965,578		$11,505,699		$11,226,684		$13,655,203		$15,915,866
Net operating expenses to average daily net assets	0.01	%(d)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.07	%*	0.10%		0.04%		0.05%		0.07%		0.07%
Total net expenses to average daily net assets	0.08	%(d)*	0.10%		0.04%		0.05%		0.07%		0.07%
Net investment income (loss) to average daily net assets	5.01	%(a)*	2.95%		2.44%		2.11%		1.62%		1.89%
Portfolio turnover rate	49	%**(g)	112%		146%		142%		127%		115%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*(h)	0.04%		0.04%		0.05%		0.05%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00	(i)	$0.01		$0.01		$0.01		$—

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Distributions to shareholders were not required to be made for periods prior to July 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investments in the underlying funds (Note 5).
(e)	Ratio is less than 0.01%.
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, including transactions in USTF, was 50% of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

130	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.75		$17.32	$14.72	$13.05	$16.88	$17.99

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.51	0.53	0.45	0.48	0.74
Net realized and unrealized gain (loss)	(0.52)		(2.56)	2.61	1.79	(3.83)	(1.11)

Total from investment operations	(0.49)		(2.05)	3.14	2.24	(3.35)	(0.37)

Less distributions to shareholders:
From net investment income	(0.03)		(0.52)	(0.54)	(0.57)	(0.48)	(0.74)

Total distributions	(0.03)		(0.52)	(0.54)	(0.57)	(0.48)	(0.74)

Net asset value, end of period	$14.23		$14.75	$17.32	$14.72	$13.05	$16.88

Total Return(b)	(3.30	)%**	(11.57)%	21.41%	17.37%	(20.09)%	(1.86)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$431,070		$572,830	$664,867	$601,792	$942,823	$1,180,493
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	0.44	%*	3.25%	3.20%	3.14%	3.07%	4.24%
Portfolio turnover rate	6	%**	8%	5%	10%	14%	7%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00 (e)	$0.00 (e)	$0.01	$0.00 (e)	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	131

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares							Class R6 Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,					Period from August 30, 2019 (commencement of operations) through August 31, 2019
			2019	2018	2017(a)	2016(a)	2015(a)
Net asset value, beginning of period	$28.09		$32.62	$27.49	$23.40	$31.71	$34.11	$27.07

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.91	0.93	0.84	0.84	1.32	0.00	(c)
Net realized and unrealized gain (loss)	(1.00)		(4.47)	5.19	4.15	(7.11)	(1.83)	—

Total from investment operations	(0.91)		(3.56)	6.12	4.99	(6.27)	(0.51)	0.00

Less distributions to shareholders:
From net investment income	(0.10)		(0.97)	(0.99)	(0.90)	(0.87)	(1.35)	—
From net realized gains	—		—	—	—	(1.17)	(0.54)	—

Total distributions	(0.10)		(0.97)	(0.99)	(0.90)	(2.04)	(1.89)	—

Net asset value, end of period	$27.08		$28.09	$32.62	$27.49	$23.40	$31.71	$27.07

Total Return(d)	(3.25	)%**	(10.69)%	22.38%	21.57%	(20.70)%	(1.30)%	0.00	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$638,115		$929,967	$1,151,327	$1,085,803	$1,134,800	$1,595,039	$218,098
Net expenses to average daily net assets(e)(f)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(b)	0.63	%*	3.09%	3.00%	3.20%	2.92%	3.94%	0.00	%(g)*
Portfolio turnover rate	0	%**	8%	12%	7%	14%	18%	0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%	0.01%	0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00 (h)	$0.02	$0.02	$0.01	$0.01	$—

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)	Net investment income (loss) was less than $0.01 per share.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Net expenses to average daily net assets were less than 0.01%.
(g)	Net investment income (loss) was less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

132	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,						Period from December 1, 2015 (commencement of operations) through February 29, 2016
			2019		2018		2017		2016	2015			2019		2018		2017
Net asset value, beginning of period	$32.17		$31.87		$32.68		$33.25		$33.80	$32.18	$32.11		$31.78		$32.57		$33.26		$33.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.31		0.24		(0.21)		(0.26)	(0.25)	0.18		0.33		0.05		(0.16)		(0.05)
Net realized and unrealized gain (loss)	(0.87)		0.11	(b)	0.23		1.87		(0.29)	1.87 (b)	(0.88)		0.13	(b)	0.44		1.85		0.24

Total from investment operations	(0.71)		0.42		0.47		1.66		(0.55)	1.62	(0.70)		0.46		0.49		1.69		0.19

Less distributions to shareholders:(c)
From net investment income	(0.23)		(0.12)		—		(1.01)		—	—	(0.24)		(0.13)		—		(1.16)		—
From net realized gains	—		—		(1.28)		(1.22)		—	—	—		—		(1.28)		(1.22)		—

Total distributions	(0.23)		(0.12)		(1.28)		(2.23)		—	—	(0.24)		(0.13)		(1.28)		(2.38)		—

Net asset value, end of period	$31.23		$32.17		$31.87		$32.68		$33.25	$33.80	$31.17		$32.11		$31.78		$32.57		$33.26

Total Return(d)	(2.23	)%**	1.32%		1.44%		5.12%		(1.63)%	5.03%	(2.21	)%**	1.47%		1.50%		5.22%		0.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,625		$45,409		$26,630		$6,117		$24,020	$1,499,443	$988,840		$1,161,238		$1,843,748		$1,446,445		$1,297,025
Net expenses to average daily net assets(e)	1.00	%*	1.00%		1.00%		1.00%		0.85%	0.80%	0.91	%*	0.91%		0.91%		0.91%		0.91	%*
Net investment income (loss) to average daily net assets(a)	1.00	%*	0.97%		0.75%		(0.61)%		(0.79)%	(0.76)%	1.09	%*	1.04%		0.16%		(0.47)%		(0.59	)%*
Portfolio turnover rate	15	%(f)**	49	%(f)	106	%(f)	15	%(f)	29%	45%	15	%**(f)	49	%(f)	106	%(f)	15	%(f)	29	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.04%		0.03%		0.04%		0.03%	0.08%	0.05	%*	0.04%		0.03%		0.04%		0.13	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	Distributions to shareholders were not required to be made for periods prior to December 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 15%, 75%, 51% and 47%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	133

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,				Period from July 28, 2014 (commencement of operations) through February 28, 2015
			2019	2018	2017	2016
Net asset value, beginning of period	$19.04		$25.27	$20.39	$18.65	$19.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.04)		(0.04)	(0.03)	0.21	0.16	(0.03)
Net realized and unrealized gain (loss)	0.35		1.28	6.57	2.23	(0.85)	(0.15	)(a)

Total from investment operations	0.31		1.24	6.54	2.44	(0.69)	(0.18)

Less distributions to shareholders:
From net investment income	—		—	(0.02)	(0.32)	(0.21)	(0.01)
From net realized gains	(0.03)		(7.47)	(1.64)	(0.38)	(0.26)	—

Total distributions	(0.03)		(7.47)	(1.66)	(0.70)	(0.47)	(0.01)

Net asset value, end of period	$19.32		$19.04	$25.27	$20.39	$18.65	$19.81

Total Return(b)	1.61	%**	4.77%	32.60%	13.21%	(3.64)%	(0.89	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$355,996		$423,375	$1,036,245	$992,819	$1,138,735	$843,864
Net expenses to average daily net assets	1.22	%*	1.20%	1.21%	1.23%	1.29%	1.36	%*
Net investment income (loss) to average daily net assets	(0.38	)%*	(0.20)%	(0.12)%	1.05%	0.80%	(0.25	)%*
Portfolio turnover rate	28	%**	30%	10%	87%	69%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	—	—	—	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.13	$0.04	$0.03	$0.07	$0.13

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

134	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28/29,
			2019		2018		2017		2016		2015
Net asset value, beginning of period	$19.48		$22.08		$19.76		$17.43		$21.89		$23.43

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.62		0.58		0.51		0.75		0.76
Net realized and unrealized gain (loss)	(0.08)		(1.45)		2.39		2.36		(3.47)		0.44

Total from investment operations	0.06		(0.83)		2.97		2.87		(2.72)		1.20

Less distributions to shareholders:
From net investment income	(0.01)		(0.67)		(0.63)		(0.53)		(0.80)		(0.87)
From net realized gains	(0.30)		(1.10)		(0.02)		(0.01)		(0.94)		(1.87)

Total distributions	(0.31)		(1.77)		(0.65)		(0.54)		(1.74)		(2.74)

Net asset value, end of period	$19.23		$19.48		$22.08		$19.76		$17.43		$21.89

Total Return(b)	0.24	%**	(3.45)%		15.10%		16.60%		(13.00)%		5.36%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$862,180		$915,148		$1,302,441		$2,016,999		$1,967,916		$2,449,194
Net operating expenses to average daily net assets(c)	0.01	%*	0.01%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.03	%*	0.03%		—		—		—		—
Total net expenses to average daily net assets(c)	0.04	%*	0.04%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.42	%*	3.01%		2.73%		2.69%		3.80%		3.31%
Portfolio turnover rate	17	%**(f)	35	%(f)	20	%(f)	28	%(f)	65%		30%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00	(g)	$0.02		$0.00	(g)	$0.00	(g)	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2019, and the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 19%, 38%, 25% and 39%, respectively, of the average value of its portfolio.

(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	135

GMO Trust Funds

Notes to Financial Statements

August 31, 2019 (Unaudited)

1.	Organization

Each of Alpha Only Fund, Alternative Allocation Fund (commenced operations on May 1, 2019), Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in their wholly-owned subsidiaries, GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds.” As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alpha Only Fund	FTSE 3-Month Treasury Bill Index	Total return greater than benchmark
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not relative return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark

Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

Global Developed Equity Allocation Fund is currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Alternative Allocation SPC Ltd., Implementation SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, consolidation was no longer required. The accompanying Financial Highlights for BFAF include the accounts of Implementation Fund through July 31, 2015. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2019:

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$861,884	$—		$861,884
Austria	—	20,905	—		20,905
Belgium	—	42,964	—		42,964
Brazil	—	2,344,655	—		2,344,655
Chile	9,816	38,576	—		48,392
China	10,368	8,021,221	—		8,031,589
Denmark	—	18,204	—		18,204
Finland	—	150,587	—		150,587
France	—	1,425,205	—		1,425,205
Germany	—	1,301,835	—		1,301,835
Greece	—	—	0	§	0	§
Hong Kong	—	234,084	—		234,084
Hungary	—	36,884	—		36,884
India	—	1,388,240	—		1,388,240
Indonesia	—	14,813	—		14,813
Ireland	—	3,118	—		3,118
Israel	—	159,232	—		159,232
Italy	460	1,285,570	—		1,286,030
Japan	—	5,314,045	—		5,314,045
Malaysia	—	34,993	0	§	34,993
Mexico	593,160	—	—		593,160
Netherlands	—	867,021	—		867,021
New Zealand	—	18,241	—		18,241
Norway	—	672,312	—		672,312
Poland	—	144,561	—		144,561
Portugal	—	185,596	—		185,596
Russia	—	1,403,222	—		1,403,222
Singapore	—	194,843	—		194,843
South Africa	—	1,627,516	—		1,627,516
South Korea	367,920	2,768,591	—		3,136,511
Spain	—	1,583,993	—		1,583,993
Sweden	—	607,053	—		607,053
Switzerland	—	346,882	—		346,882
Taiwan	—	2,998,289	—		2,998,289
Thailand	—	502,743	—		502,743
Turkey	—	578,252	—		578,252
United Arab Emirates	—	27,933	—		27,933
United Kingdom	880,554	3,425,097	—		4,305,651
United States	27,357,314	—	—		27,357,314

TOTAL COMMON STOCKS	29,219,592	40,649,160	0	§	69,868,752

Preferred Stocks
Brazil	—	217,693	—		217,693
Colombia	723	—	—		723
Germany	—	92,172	—		92,172
South Korea	—	369,837	—		369,837

TOTAL PREFERRED STOCKS	723	679,702	—		680,425

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$3,447,449	$—	$—		$3,447,449

TOTAL DEBT OBLIGATIONS	3,447,449	—	—		3,447,449

Rights/Warrants
Thailand	356	—	—		356

TOTAL RIGHTS/WARRANTS	356	—	—		356

Mutual Funds
United States	2,155,573	—	—		2,155,573

TOTAL MUTUAL FUNDS	2,155,573	—	—		2,155,573

Short-Term Investments	206,574	—	—		206,574

Total Investments	35,030,267	41,328,862	0	§	76,359,129

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	138,539	—		138,539

Total	$35,030,267	$41,467,401	$0	§	$76,497,668

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(118,902)	$—		$(118,902)
Futures Contracts
Equity Risk	(634,383)	—	—		(634,383)

Total	$(634,383)	$(118,902)	$—		$(753,285)

Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
United States	$65,406,120	$—	$—		$65,406,120

TOTAL COMMON STOCKS	65,406,120	—	—		65,406,120

Investment Funds
United States	6,393,080	—	—		6,393,080

TOTAL INVESTMENT FUNDS	6,393,080	—	—		6,393,080

Debt Obligations
United States	48,898,523	—	—		48,898,523

TOTAL DEBT OBLIGATIONS	48,898,523	—	—		48,898,523

Mutual Funds
United States	19,443,745	—	—		19,443,745

TOTAL MUTUAL FUNDS	19,443,745	—	—		19,443,745

Short-Term Investments	1,932,737	67,238,554	—		69,171,291
Purchased Options	325,228	—	—		325,228

Total Investments	142,399,433	67,238,554	—		209,637,987

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$2,832,113	$—	$2,832,113
Futures Contracts
Equity Risk	—	429,649	—	429,649
Interest Rate Risk	76,627	—	—	76,627
Swap Contracts
Interest Rate Risk	—	1,643,740	—	1,643,740

Total	$142,476,060	$72,144,056	$—	$214,620,116

Liability Valuation Inputs
Common Stocks
United States	$(20,332,636)	$—	$—	$(20,332,636)

TOTAL COMMON STOCKS	(20,332,636)	—	—	(20,332,636)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(2,532,615)	—	(2,532,615)
Futures Contracts
Equity Risk	(250,644)	(368,589)	—	(619,233)
Interest Rate Risk	(277,035)	—	—	(277,035)
Written Options
Equity Risk	(1,692,321)	(36,014)	—	(1,728,335)
Swap Contracts
Interest Rate Risk	—	(672,781)	—	(672,781)
Physical Commodity Contract Risk	—	(3,635)	—	(3,635)

Total	$(22,552,636)	$(3,613,634)	$—	$(26,166,270)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$10,073,091,034	$—	$—	$10,073,091,034
Short-Term Investments	5,851,764	—	—	5,851,764

Total Investments	10,078,942,798	—	—	10,078,942,798

Total	$10,078,942,798	$—	$—	$10,078,942,798

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$134,856	$—	$—	$134,856
Australia	—	19,310,375	—	19,310,375
Austria	—	286,760	—	286,760
Belgium	—	3,477,370	—	3,477,370
Brazil	810,890	58,459,116	—	59,270,006
Canada	35,634,978	—	—	35,634,978
Chile	587,324	699,804	—	1,287,128
China	5,992,179	193,762,055	—	199,754,234
Colombia	659,325	—	—	659,325
Czech Republic	—	27,002	—	27,002
Denmark	—	1,431,686	—	1,431,686
Finland	—	5,919,128	—	5,919,128

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
France	$5,567,590	$53,133,752	$—	$58,701,342
Germany	—	30,665,982	—	30,665,982
Greece	—	104,422	—	104,422
Hong Kong	—	6,733,641	—	6,733,641
Hungary	—	1,113,285	—	1,113,285
India	3,435,603	33,646,604	—	37,082,207
Indonesia	—	770,870	—	770,870
Ireland	884,206	—	—	884,206
Israel	—	824,736	—	824,736
Italy	1,513,728	26,256,578	—	27,770,306
Japan	—	125,298,163	—	125,298,163
Luxembourg	30,022	—	—	30,022
Malaysia	—	2,051,833	—	2,051,833
Mexico	16,772,929	—	—	16,772,929
Netherlands	253,530	36,484,904	—	36,738,434
New Zealand	—	1,130,579	—	1,130,579
Norway	—	12,548,905	—	12,548,905
Pakistan	—	251,356	—	251,356
Peru	165,696	—	—	165,696
Philippines	—	977,176	—	977,176
Poland	—	8,589,537	—	8,589,537
Portugal	—	9,698,408	—	9,698,408
Qatar	—	1,319,394	—	1,319,394
Russia	655,416	62,172,170	—	62,827,586
Singapore	—	11,093,823	—	11,093,823
South Africa	—	35,202,943	—	35,202,943
South Korea	5,961,112	61,814,669	—	67,775,781
Spain	—	39,913,779	—	39,913,779
Sweden	—	22,761,883	—	22,761,883
Switzerland	—	25,013,763	—	25,013,763
Taiwan	2,336,124	83,144,605	—	85,480,729
Thailand	—	5,862,963	—	5,862,963
Turkey	—	20,127,370	—	20,127,370
United Arab Emirates	—	1,393,356	—	1,393,356
United Kingdom	6,630,385	88,499,635	—	95,130,020
United States	153,126,097	—	—	153,126,097

TOTAL COMMON STOCKS	241,151,990	1,091,974,380	—	1,333,126,370

Preferred Stocks
Brazil	—	4,556,122	—	4,556,122
Colombia	49,609	—	—	49,609
Germany	—	1,464,175	—	1,464,175
Russia	—	4,356,538	—	4,356,538
South Korea	—	11,979,383	—	11,979,383
Sweden	—	84,310	—	84,310
Taiwan	—	29,836	—	29,836

TOTAL PREFERRED STOCKS	49,609	22,470,364	—	22,519,973

Investment Funds
United States	4,336,191	—	—	4,336,191

TOTAL INVESTMENT FUNDS	4,336,191	—	—	4,336,191

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$—	$403,944,227	$—	$403,944,227

TOTAL DEBT OBLIGATIONS	—	403,944,227	—	403,944,227

Mutual Funds
United States	969,058,005	—	—	969,058,005

TOTAL MUTUAL FUNDS	969,058,005	—	—	969,058,005

Short-Term Investments	4,096,665	133,999,513	—	138,096,178

Total Investments	1,218,692,460	1,652,388,484	—	2,871,080,944

Derivatives^
Swap Contracts
Equity Risk	—	205,391	—	205,391

Total	$1,218,692,460	$1,652,593,875	$—	$2,871,286,335

Liability Valuation Inputs
Common Stocks
Austria	$—	$(591,752)	$—	$(591,752)
Brazil	(5,282,988)	—	—	(5,282,988)
Canada	(4,049,797)	—	—	(4,049,797)
Denmark	—	(3,128,968)	—	(3,128,968)
Finland	—	(148,545)	—	(148,545)
Germany	(721,552)	(2,146,780)	—	(2,868,332)
Israel	(439,593)	—	—	(439,593)
Italy	—	(1,854,751)	—	(1,854,751)
Japan	—	(8,996,701)	—	(8,996,701)
Luxembourg	(130,284)	—	—	(130,284)
Netherlands	(1,189,818)	(99,255)	—	(1,289,073)
Norway	—	(49,273)	—	(49,273)
Singapore	—	(96,000)	—	(96,000)
Spain	—	(200,120)	—	(200,120)
Sweden	(1,848,815)	—	—	(1,848,815)
Switzerland	—	(665,563)	—	(665,563)
United Kingdom	(63,570)	(2,525,486)	—	(2,589,056)

TOTAL COMMON STOCKS	(13,726,417)	(20,503,194)	—	(34,229,611)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(527,595)	—	(527,595)
Futures Contracts
Equity Risk	(1,501,922)	—	—	(1,501,922)
Swap Contracts
Equity Risk	—	(689,863)	—	(689,863)

Total	$(15,228,339)	$(21,720,652)	$—	$(36,948,991)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,682,701,451	$—	$—	$1,682,701,451
Debt Obligations
Asset-Backed Securities	—	43,465	—	43,465

TOTAL DEBT OBLIGATIONS	—	43,465	—	43,465

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Asset Allocation Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$246,288	$—	$—	$246,288

Total Investments	1,682,947,739	43,465	—	1,682,991,204

Total	$1,682,947,739	$43,465	$—	$1,682,991,204

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$417,919,510	$—	$—	$417,919,510
Short-Term Investments	158,167	—	—	158,167

Total Investments	418,077,677	—	—	418,077,677

Total	$418,077,677	$—	$—	$418,077,677

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,560,619,408	$—	$—	$1,560,619,408
Short-Term Investments	501,766	—	—	501,766

Total Investments	1,561,121,174	—	—	1,561,121,174

Total	$1,561,121,174	$—	$—	$1,561,121,174

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$682,593	$—	$—	$682,593
Australia	—	66,852,012	—	66,852,012
Austria	—	2,177,944	—	2,177,944
Belgium	—	8,011,511	—	8,011,511
Brazil	3,098,714	173,816,129	—	176,914,843
Canada	103,112,783	—	—	103,112,783
Chile	2,121,074	705,953	—	2,827,027
China	45,416,752	846,320,523	—	891,737,275
Colombia	1,931,678	—	—	1,931,678
Czech Republic	—	244,898	—	244,898
Denmark	—	4,477,032	—	4,477,032
Finland	—	18,014,907	—	18,014,907
France	12,205,565	165,836,876	—	178,042,441
Germany	—	90,167,387	—	90,167,387
Greece	—	242,568	—	242,568
Hong Kong	—	18,139,053	—	18,139,053
Hungary	—	3,168,759	—	3,168,759
India	4,039,907	118,376,573	—	122,416,480
Indonesia	—	5,362,455	—	5,362,455
Ireland	2,871,148	39,812	—	2,910,960
Israel	—	1,993,117	—	1,993,117
Italy	3,136,794	95,787,008	—	98,923,802
Japan	—	416,042,635	—	416,042,635
Luxembourg	35,320	—	—	35,320
Malaysia	—	4,591,651	—	4,591,651
Mexico	51,153,203	—	—	51,153,203
Netherlands	—	113,458,035	—	113,458,035
New Zealand	—	2,039,418	—	2,039,418

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Norway	$—	$42,929,250	$—	$42,929,250
Pakistan	11,880	4,219,021	—	4,230,901
Peru	849,192	—	—	849,192
Philippines	—	8,046,118	—	8,046,118
Poland	—	65,777,308	—	65,777,308
Portugal	—	30,079,110	—	30,079,110
Qatar	—	22,522,874	—	22,522,874
Russia	3,287,596	330,464,249	—	333,751,845
Singapore	—	42,814,484	—	42,814,484
South Africa	—	149,101,539	—	149,101,539
South Korea	18,918,772	203,133,809	—	222,052,581
Spain	—	133,740,108	—	133,740,108
Sweden	—	67,942,164	—	67,942,164
Switzerland	—	74,944,888	—	74,944,888
Taiwan	28,964,953	397,048,600	—	426,013,553
Thailand	—	21,587,535	—	21,587,535
Turkey	—	115,200,436	—	115,200,436
United Arab Emirates	—	8,566,002	—	8,566,002
United Kingdom	36,600,827	282,341,015	—	318,941,842
United States	1,089,999,335	931,342	19,717,559	1,110,648,236

TOTAL COMMON STOCKS	1,408,438,086	4,157,256,108	19,717,559	5,585,411,753

Preferred Stocks
Brazil	—	11,648,906	—	11,648,906
Colombia	357,634	—	—	357,634
Germany	—	6,903,507	—	6,903,507
Russia	—	28,252,486	—	28,252,486
South Korea	—	41,054,786	9,755	41,064,541
Sweden	—	546,702	—	546,702
Taiwan	—	415,218	—	415,218

TOTAL PREFERRED STOCKS	357,634	88,821,605	9,755	89,188,994

Rights/Warrants
United States	—	—	130,841	130,841

TOTAL RIGHTS/WARRANTS	—	—	130,841	130,841

Investment Funds
United States	110,363,670	—	—	110,363,670

TOTAL INVESTMENT FUNDS	110,363,670	—	—	110,363,670

Debt Obligations
Brazil	—	1,900,500	—	1,900,500
Italy	—	3,986,373	—	3,986,373
Jamaica	—	4,317,945	—	4,317,945
Luxembourg	—	—	9,537,536	9,537,536
Puerto Rico	—	18,192,674	—	18,192,674
Saint Lucia	—	2,745,713	—	2,745,713
United States	455,820,765	1,082,348,865	75,191,388	1,613,361,018

TOTAL DEBT OBLIGATIONS	455,820,765	1,113,492,070	84,728,924	1,654,041,759

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$2,405,112	$—	$—	$2,405,112

TOTAL MUTUAL FUNDS	2,405,112	—	—	2,405,112

Short-Term Investments	62,348,789	343,663,284	—	406,012,073
Purchased Options	3,336,175	—	—	3,336,175

Total Investments	2,043,070,231	5,703,233,067	104,587,079	7,850,890,377

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	19,487,454	—	19,487,454
Swap Contracts
Credit Risk	—	126,983	—	126,983
Equity Risk	—	1,424,502	—	1,424,502
Interest Rate Risk	—	14,097,862	—	14,097,862

Total	$2,043,070,231	$5,738,369,868	$104,587,079	$7,886,027,178

Liability Valuation Inputs
Common Stocks
Austria	$—	$(1,593,135)	$—	$(1,593,135)
Brazil	(15,512,340)	—	—	(15,512,340)
Canada	(13,862,297)	—	—	(13,862,297)
China	(175,030)	—	—	(175,030)
Denmark	—	(10,688,583)	—	(10,688,583)
France	—	(2,121,568)	—	(2,121,568)
Germany	(1,498,608)	(7,763,648)	—	(9,262,256)
Israel	(1,200,793)	—	—	(1,200,793)
Italy	—	(6,055,713)	—	(6,055,713)
Japan	—	(25,389,401)	—	(25,389,401)
Luxembourg	(531,476)	—	—	(531,476)
Netherlands	(3,124,284)	—	—	(3,124,284)
Norway	—	(60,173)	—	(60,173)
Singapore	—	(159,908)	—	(159,908)
Spain	—	(843,291)	—	(843,291)
Sweden	(5,883,820)	—	—	(5,883,820)
Switzerland	—	(1,290,591)	—	(1,290,591)
United Kingdom	(515,406)	(10,284,387)	—	(10,799,793)
United States	(180,221,609)	—	—	(180,221,609)

TOTAL COMMON STOCKS	(222,525,663)	(66,250,398)	—	(288,776,061)

Debt Obligations
United States	—	(33,261,596)	—	(33,261,596)

TOTAL DEBT OBLIGATIONS	—	(33,261,596)	—	(33,261,596)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(22,813,054)	—	(22,813,054)
Futures Contracts
Equity Risk	(6,649,641)	—	—	(6,649,641)
Written Options
Equity Risk	(12,971,039)	—	—	(12,971,039)
Swap Contracts
Credit Risk	—	(490,416)	—	(490,416)
Equity Risk	—	(2,200,723)	—	(2,200,723)
Interest Rate Risk	—	(6,023,885)	—	(6,023,885)

Total	$(242,146,343)	$(131,040,072)	$—	$(373,186,415)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$430,942,171	$—	$—	$430,942,171
Short-Term Investments	175,327	—	—	175,327

Total Investments	431,117,498	—	—	431,117,498

Total	$431,117,498	$—	$—	$431,117,498

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$853,791,056	$—	$—	$853,791,056
Short-Term Investments	288,052	—	—	288,052

Total Investments	854,079,108	—	—	854,079,108

Total	$854,079,108	$—	$—	$854,079,108

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$684,824,444	$—	$—	$684,824,444
U.S. Government Agency	137,864,928	—	—	137,864,928

TOTAL DEBT OBLIGATIONS	822,689,372	—	—	822,689,372

Short-Term Investments	13,099,917	175,788,734	—	188,888,651

Total Investments	835,789,289	175,788,734	—	1,011,578,023

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	9,105,361	—	9,105,361
Futures Contracts
Equity Risk	16,266	7,088,862	—	7,105,128
Interest Rate Risk	1,368,787	—	—	1,368,787
Physical Commodity Contract Risk	1,649,704	—	—	1,649,704

Total	$838,824,046	$191,982,957	$—	$1,030,807,003

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,054,726)	$—	$(5,054,726)
Futures Contracts
Equity Risk	(4,454,538)	(7,082,777)	—	(11,537,315)
Interest Rate Risk	(5,378,139)	—	—	(5,378,139)
Physical Commodity Contract Risk	(10,140,589)	—	—	(10,140,589)

Total	$(19,973,266)	$(12,137,503)	$—	$(32,110,769)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Netherlands	$17,078,340	$—	$—	$17,078,340
Sweden	4,318,400	—	—	4,318,400
United Kingdom	—	13,505,881	—	13,505,881
United States	301,550,544	—	—	301,550,544

TOTAL COMMON STOCKS	322,947,284	13,505,881	—	336,453,165

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Consolidated Special Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$13,953,516	$—	$—		$13,953,516

TOTAL DEBT OBLIGATIONS	13,953,516	—	—		13,953,516

Short-Term Investments	5,787,988	36,251	—		5,824,239

Total Investments	342,688,788	13,542,132	—		356,230,920

Total	$342,688,788	$13,542,132	$—		$356,230,920

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$426,851	$—		$426,851
Belgium	—	34,401	—		34,401
Brazil	—	2,600,756	—		2,600,756
Canada	122,099	—	—		122,099
China	—	3,864,303	—		3,864,303
France	337,240	2,361,571	—		2,698,811
Germany	—	333,237	—		333,237
Hong Kong	—	152,046	—		152,046
India	92,950	182,751	—		275,701
Ireland	33,620	—	—		33,620
Italy	—	1,340,772	—		1,340,772
Japan	—	5,670,454	—		5,670,454
Malta	—	—	0	§	0	§
Mexico	19,654	—	—		19,654
Netherlands	—	1,678,082	—		1,678,082
Norway	—	474,404	—		474,404
Philippines	—	13,649	—		13,649
Portugal	—	945,469	—		945,469
Russia	—	808,155	—		808,155
Singapore	—	35,540	—		35,540
South Africa	—	764,440	—		764,440
South Korea	733,650	1,986,908	—		2,720,558
Spain	—	3,000,781	—		3,000,781
Sweden	—	1,459,506	—		1,459,506
Switzerland	—	296,482	—		296,482
Taiwan	—	1,654,516	—		1,654,516
Turkey	—	173,639	—		173,639
United Kingdom	407,160	4,119,236	—		4,526,396
United States	43,048,478	—	—		43,048,478

TOTAL COMMON STOCKS	44,794,851	34,377,949	0	§	79,172,800

Preferred Stocks
Germany	—	13,254	—		13,254
South Korea	—	26,582	—		26,582

TOTAL PREFERRED STOCKS	—	39,836	—		39,836

Debt Obligations
United States	—	68,605,222	—		68,605,222

TOTAL DEBT OBLIGATIONS	—	68,605,222	—		68,605,222

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$728,851,915	$—	$—		$728,851,915

TOTAL MUTUAL FUNDS	728,851,915	—	—		728,851,915

Short-Term Investments	246,014	—	—		246,014

Total Investments	773,892,780	103,023,007	0	§	876,915,787

Derivatives^
Swap Contracts
Equity Risk	—	37,813	—		37,813

Total	$773,892,780	$103,060,820	$0	§	$876,953,600

Liability Valuation Inputs
Common Stocks
Austria	$—	$(64,855)	$—		$(64,855)
Brazil	(844,324)	—	—		(844,324)
Canada	(228,324)	—	—		(228,324)
Denmark	—	(335,175)	—		(335,175)
Germany	—	(538,020)	—		(538,020)
Japan	—	(857,798)	—		(857,798)
Netherlands	—	(59,959)	—		(59,959)
Norway	—	(9,242)	—		(9,242)
Portugal	—	(51,088)	—		(51,088)
Spain	—	(1,014)	—		(1,014)
Switzerland	—	(359,538)	—		(359,538)
United Kingdom	—	(141,419)	—		(141,419)
United States	(11,091,650)	—	—		(11,091,650)

TOTAL COMMON STOCKS	(12,164,298)	(2,418,108)	—		(14,582,406)

Derivatives^
Swap Contracts
Equity Risk	—	(180,688)	—		(180,688)

Total	$(12,164,298)	$(2,598,796)	$—		$(14,763,094)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2019.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Other than Funds with investments valued

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor), there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2019.

The following is a reconciliation of material securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2019
Consolidated Implementation Fund
Common Stocks
Sweden	$133,660	$—	$(133,041)	$—	$22,222	$(22,841)	$—	$—	$—	$—
United States	18,574,603	3,440,342	(463,276)	—	(9)	(1,834,101)	—	—	19,717,559	(1,834,101)
Preferred Stocks
South Korea	9,731	—	—	—	—	24	—	—	9,755	25
Rights/Warrants
United States	130,841	—	—	—	—	—	—	—	130,841	—
Debt Obligations
Bank Loans
Luxembourg	6,881,968	2,515,631	(44,759)	67,502	922	116,272	—	—	9,537,536	116,272
Saint Lucia	4,785,000	—	(4,720,218)	22,720	(476,929)	389,427	—	—	—	—
Spain	1,830,655	39,485	(1,834,244)	(1,900)	(26,811)	(7,185)			—	—
United States	84,701,174	41,771,170	(46,293,016)	335,528	(1,929,380)	(3,394,088)	—	—	75,191,388	(3,200,946)
Corporate Debt
Spain	780,468	16,670	(828,614)	(512)	46,599	(14,611)	—	—	—	—

Total Investments	$117,828,100	$47,783,298	$(54,317,168)#	$423,338	$(2,363,386)	$(4,767,103)	$—	$—	$104,587,079	$(4,918,750)

#	Includes $7,620,432 of proceeds received from partial calls and/or principal paydowns as applicable.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of August 31, 2019, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value ($)	Weighted Average Maturity (days)
Benchmark-Free Fund	Nomura Securities International Inc.	133,999,513	4.0
Consolidated Implementation Fund	Daiwa Capital Markets America Inc.	85,598,746	4.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2019, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Consolidated Implementation Fund	2,652,304	3,282,772

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

As of August 31, 2019, Implementation Fund had investments in reverse repurchase agreements with Citigroup Global Markets, Inc. and JP Morgan Securities, Inc. with gross value of $2,652,304. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2019, the reverse repurchase agreements held by Implementation Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

		August 31, 2019

		Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Consolidated Implementation Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$2,652,304	$2,652,304

Total borrowings	$—	$—	$—	$—	$2,652,304	$2,652,304

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash with a value equal to at least 100% of the market value of the loaned securities (marked to market daily). Funds participating in securities lending receive compensation for lending their securities from any net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

Funds that lend their portfolio securities bear the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. Such Funds also bear the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

At August 31, 2019, securities on loan at value and cash collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)
Benchmark-Free Fund	874,587	911,867
Consolidated Implementation Fund	2,297,958	2,405,112

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian, or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of August 31, 2019:

Fund Name	Value of securities on loan ($)
Consolidated Alternative Allocation Fund	10,296,163
Benchmark-Free Fund	31,629,678
Consolidated Implementation Fund	100,623,373
Strategic Opportunities Allocation Fund	12,637,563

Information regarding the value of the securities loaned and the value of the collateral at period end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Allocation SPC Ltd., Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund, SGM Major Markets Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2019, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

As of February 28, 2019, certain Funds elected to defer to March 1, 2019, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Loss Deferral ($)
Alpha Only Fund	—	(1,965,111)
Consolidated Alternative Allocation Fund	N/A	N/A
Benchmark-Free Allocation Fund	(11,307,332)	(98,965)
Benchmark-Free Fund	—	(11,239,951)
Global Asset Allocation Fund	—	—
Global Developed Equity Allocation Fund	(1,114)	—
Global Equity Allocation Fund	(4,039)	—
Consolidated Implementation Fund	—	—
International Developed Equity Allocation Fund	(1,416)	(4,530,969)
International Equity Allocation Fund	(2,282)	(1,805,353)
Consolidated SGM Major Markets Fund	—	—
Consolidated Special Opportunities Fund	(318,293)	(7,278,023)
Strategic Opportunities Allocation Fund	(151,871)	(2,353,035)

As of February 28, 2019, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2019, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Alpha Only Fund	(222,208,680)	(151,213,744)
Consolidated Alternative Allocation Fund	N/A	N/A
Benchmark-Free Allocation Fund	—	—
Benchmark-Free Fund	(46,025,198)	(175,587,908)
Global Asset Allocation Fund	—	(160,705,118)
Global Developed Equity Allocation Fund	—	(52,001,414)
Global Equity Allocation Fund	—	(99,859,110)
Consolidated Implementation Fund	(595,593,725)	—
International Developed Equity Allocation Fund	—	(66,436,886)
International Equity Allocation Fund	—	(55,753,502)
Consolidated SGM Major Markets Fund	(12,421,921)	(15,383,853)
Consolidated Special Opportunities Fund	—	—
Strategic Opportunities Allocation Fund	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

As of August 31, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	84,277,681	3,194,970	(11,113,522)	(7,918,552)	(614,746)
Consolidated Alternative Allocation Fund	191,376,035	1,781,477	(3,852,161)	(2,070,684)	1,051,708
Benchmark-Free Allocation Fund	10,299,139,086	41,747,311	(261,943,599)	(220,196,288)	—
Benchmark-Free Fund	2,886,086,904	145,086,003	(194,321,574)	(49,235,571)	(2,513,989)
Global Asset Allocation Fund	1,781,480,194	37,689,229	(136,178,219)	(98,488,990)	—
Global Developed Equity Allocation Fund	451,768,136	11,398,005	(45,088,464)	(33,690,459)	—
Global Equity Allocation Fund	1,728,816,673	31,998,502	(199,694,001)	(167,695,499)	—
Consolidated Implementation Fund	7,868,245,161	384,415,459	(723,807,900)	(339,392,441)	(2,975,890)
International Developed Equity Allocation Fund	525,687,287	3,277,882	(97,847,671)	(94,569,789)	—
International Equity Allocation Fund	997,990,581	11,939,151	(155,850,624)	(143,911,473)	—
Consolidated SGM Major Markets Fund	1,024,908,707	2,991,497	(16,322,181)	(13,330,684)	(4,390,905)
Consolidated Special Opportunities Fund	287,105,727	100,827,447	(31,702,254)	69,125,193	—
Strategic Opportunities Allocation Fund	876,461,268	16,614,682	(30,742,569)	(14,127,887)	(142,875)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman (“BBH”) served as Alpha Only Fund’s custodian and fund accounting agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchases or redemptions of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those vehicles will tend to benefit more than other Fund shareholders from the waivers of purchase premiums and redemption fees that may occur when purchases and redemptions occur on the same day.

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As of August 31, 2019, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only Fund	Alternative Allocation Fund	Benchmark-Free Allocation Fund(a)	Benchmark-Free Fund(b)	Global Asset Allocation Fund(c)	Global Developed Equity Allocation Fund(d)	Global Equity Allocation Fund(e)	Implementation Fund(f)	International Developed Equity Allocation Fund(g)	International Equity Allocation Fund(h)	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund(i)
Purchase Premium	—	—	—	—	—	—	—	—	—	—	—	0.50%	—
Redemption Fee	—	—	—	—	—	—	—	—	—	—	—	0.50%	—

(a)

For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.18%, 0.13% and 0.11%, respectively, of the amount invested or redeemed.

(b)

For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.18%, 0.13% and 0.14%, respectively, of the amount invested or redeemed.

(c)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.15%, 0.14% and 0.11%, respectively, of the amount invested or redeemed.

(d)

For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed. Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.

(e)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.19% and 0.11%, respectively, of the amount invested or redeemed.

(f)

For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed. Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.

(g)

For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed. Prior to March 10, 2014, there was no premium on cash purchases or fees on cash redemptions.

(h)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.27% and 0.20%, respectively, of the amount invested or redeemed.

(i)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.14% and 0.06%, respectively of the amount invested or redeemed.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk		X	X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk		X	X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities			X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk			X					X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying

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Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and

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what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

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The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements

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or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the

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relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds or a wholly-owned subsidiary) are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds or a wholly-owned subsidiary are exposed.

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Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore are subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to reenter or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

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Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s, and particularly GMO Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program.

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In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

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The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). In March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union, which provided the United Kingdom with two years to negotiate an exit agreement with the European Union, with a deadline of March 29, 2019. On November 25, 2018, European Union leaders approved the terms of the United Kingdom’s withdrawal from the European Union, which the United Kingdom’s Parliament subsequently rejected. The European Union has agreed to delay the United Kingdom’s exit until October 31, 2019. While negotiations continue, it remains unclear whether a negotiated withdrawal agreement can be reached. If the United Kingdom leaves the European Union without finalizing agreements on trade, finance and other key elements, the withdrawal may lead to legal uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which European Union laws to replicate or replace. The potential implications of a “no deal” scenario include a shrinking United Kingdom economy and far-reaching disruptions to world securities markets. Brexit has resulted in volatility in European and global markets and could have a negative long-term effect on financial markets in the United Kingdom and throughout Europe. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

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War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

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The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

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The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

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August 31, 2019 (Unaudited)

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Alternative Allocation Fund
•	Implementation Fund
•	SGM Major Markets Fund
•	Special Opportunities Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not “diversified” investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not “diversified”.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Australian and Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

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Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

During the period ended August 31, 2019, only Alpha Only Fund, Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Alpha Only Fund and Consolidated Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long or short investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

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August 31, 2019 (Unaudited)

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Alpha Only Fund is not limited in the use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though they do not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged)

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August 31, 2019 (Unaudited)

and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

* * *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

For Funds that held derivatives during the period ended August 31, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Consolidated Alternative Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk					X
Adjust exposure to foreign currencies	X	X	X	X	X
Manage against anticipated currency exchange rate changes		X		X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X
Substitute for direct investment					X
Adjust interest rate exposure		X			X
Maintain the diversity and liquidity of the portfolio		X	X	X	X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests	X
Options (Purchased)
Substitute for direct equity investment		X		X
Options (Written)
Substitute for direct equity investment		X		X
Swap contracts
Adjust interest rate exposure		X		X
Substitute for direct investment in securities		X	X	X		X
Achieve exposure to a reference entity’s credit				X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

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Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2019 and the Statements of Operations for the period ended August 31, 2019^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$138,539	$—	$—	$138,539

Total	$—	$—	$—	$138,539	$—	$—	$138,539

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(118,902)	$—	$—	$(118,902)
Unrealized Depreciation on Futures Contracts¤	—	—	(634,383)	—	—	—	(634,383)

Total	$—	$—	$(634,383)	$(118,902)	$—	$—	$(753,285)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$867,385	$—	$—	$867,385
Futures Contracts	—	—	(10,956,216)	—	—	—	(10,956,216)

Total	$—	$—	$(10,956,216)	$867,385	$—	$—	$(10,088,831)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(17,971)	$—	$—	$(17,971)
Futures Contracts	—	—	6,263,337	—	—	—	6,263,337

Total	$—	$—	$6,263,337	$(17,971)	$—	$—	$6,245,366

Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$325,228	$—	$—	$—	$325,228
Unrealized Appreciation on Forward Currency Contracts	—	—	—	2,832,113	—	—	2,832,113
Unrealized Appreciation on Futures Contracts¤	—	—	429,649	—	76,627	—	506,276
Swap Contracts, at value¤	—	—	—	—	1,643,740	—	1,643,740

Total	$—	$—	$754,877	$2,832,113	$1,720,367	$—	$5,307,357

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,532,615)	$—	$—	$(2,532,615)
Unrealized Depreciation on Futures Contracts¤	—	—	(619,233)	—	(277,035)	—	(896,268)
Written Options, at value	—	—	(1,728,335)	—	—	—	(1,728,335)
Swap Contracts, at value¤	—	(3,635)	—	—	(672,781)	—	(676,416)

Total	$—	$(3,635)	$(2,347,568)	$(2,532,615)	$(949,816)	$—	$(5,833,634)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Alternative Allocation Fund (continued)
Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(19,485)	$—	$—	$—	$(19,485)
Forward Currency Contracts	—	—	—	163,175	—	—	163,175
Futures Contracts	—	—	(555,864)	—	(1,415,585)	—	(1,971,449)
Written Options	—	—	(237,006)	—	—	—	(237,006)
Swap Contracts	—	40,785	—	—	1,869,999	—	1,910,784

Total	$—	$40,785	$(812,355)	$163,175	$454,414	$—	$(153,981)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(54,236)	$—	$—	$—	$(54,236)
Forward Currency Contracts	—	—	—	299,498	—	—	299,498
Futures Contracts	—	—	(189,584)	—	(200,408)	—	(389,992)
Written Options	—	—	340,075	—	—	—	340,075
Swap Contracts	—	(3,635)	—	—	805,762	—	802,127

Total	$—	$(3,635)	$96,255	$299,498	$605,354	$—	$997,472

Benchmark-Free Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$205,391	$—	$—	$—	$205,391

Total	$—	$—	$205,391	$—	$—	$—	$205,391

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(527,595)	$—	$—	$(527,595)
Unrealized Depreciation on Futures Contracts¤	—	—	(1,501,922)	—	—	—	(1,501,922)
Swap Contracts, at value¤	—	—	(689,863)	—	—	—	(689,863)

Total	$—	$—	$(2,191,785)	$(527,595)	$—	$—	$(2,719,380)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$3,878,445	$—	$—	$3,878,445
Futures Contracts	—	—	(26,098,108)	—	—	—	(26,098,108)
Swap Contracts	—	—	(309,704)	—	—	—	(309,704)

Total	$—	$—	$(26,407,812)	$3,878,445	$—	$—	$(22,529,367)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(1,480,548)	$—	$—	$(1,480,548)
Futures Contracts	—	—	15,173,523	—	—	—	15,173,523
Swap Contracts	—	—	(3,750)	—	—	—	(3,750)

Total	$—	$—	$15,169,773	$(1,480,548)	$—	$—	$13,689,225

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$3,336,175	$—	$—	$—	$3,336,175
Unrealized Appreciation on Forward Currency Contracts	—	—	—	19,487,454	—	—	19,487,454
Swap Contracts, at value¤	126,983	—	1,424,502	—	14,097,862	—	15,649,347

Total	$126,983	$—	$4,760,677	$19,487,454	$14,097,862	$—	$38,472,976

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Implementation Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(22,813,054)	$—	$—	$(22,813,054)
Unrealized Depreciation on Futures Contracts¤	—	—	(6,649,641)	—	—	—	(6,649,641)
Written Options, at value	—	—	(12,971,039)	—	—	—	(12,971,039)
Swap Contracts, at value¤	(490,416)	—	(2,200,723)	—	(6,023,885)	—	(8,715,024)

Total	$(490,416)	$—	$(21,821,403)	$(22,813,054)	$(6,023,885)	$—	$(51,148,758)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(2,518,946)	$(540,302)	$(875,687)	$—	$(3,934,935)
Forward Currency Contracts	—	—	—	12,704,066	—	—	12,704,066
Futures Contracts	—	—	(130,828,338)	—	—	—	(130,828,338)
Written Options	—	—	2,324,917	179,913	—	—	2,504,830
Swap Contracts	67,299	—	(2,124,269)	—	19,468,511	—	17,411,541

Total	$67,299	$—	$(133,146,636)	$12,343,677	$18,592,824	$—	$(102,142,836)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$540,201	$540,302	$781,808	$—	$1,862,311
Forward Currency Contracts	—	—	—	(7,317,401)	—	—	(7,317,401)
Futures Contracts	—	—	65,993,028	—	—	—	65,993,028
Written Options	—	—	723,550	(171,668)	—	—	551,882
Swap Contracts	140,246	—	918,651	—	3,047,733	—	4,106,630

Total	$140,246	$—	$68,175,430	$(6,948,767)	$3,829,541	$—	$65,196,450

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$9,105,361	$—	$—	$9,105,361
Unrealized Appreciation on Futures Contracts¤	—	1,649,704	7,105,128	—	1,368,787	—	10,123,619

Total	$—	$1,649,704	$7,105,128	$9,105,361	$1,368,787	$—	$19,228,980

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(5,054,726)	$—	$—	$(5,054,726)
Unrealized Depreciation on Futures Contracts¤	—	(10,140,589)	(11,537,315)	—	(5,378,139)	—	(27,056,043)

Total	$—	$(10,140,589)	$(11,537,315)	$(5,054,726)	$(5,378,139)	$—	$(32,110,769)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$5,046,233	$—	$—	$5,046,233
Futures Contracts	—	(452,801)	1,746,880	—	(19,500,190)	—	(18,206,111)

Total	$—	$(452,801)	$1,746,880	$5,046,233	$(19,500,190)	$—	$(13,159,878)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$4,617,926	$—	$—	$4,617,926
Futures Contracts	—	(10,540,249)	(12,848,097)	—	(6,040,141)	—	(29,428,487)

Total	$—	$(10,540,249)	$(12,848,097)	$4,617,926	$(6,040,141)	$—	$(24,810,561)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$37,813	$—	$—	$—	$37,813

Total	$—	$—	$37,813	$—	$—	$—	$37,813

Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(180,688)	$—	$—	$—	$(180,688)

Total	$—	$—	$(180,688)	$—	$—	$—	$(180,688)

Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$(121,578)	$—	$—	$—	$(121,578)

Total	$—	$—	$(121,578)	$—	$—	$—	$(121,578)

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(77,787)	$—	$—	$—	$(77,787)

Total	$—	$—	$(77,787)	$—	$—	$—	$(77,787)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2019, if any.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2019:

Alpha Only Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$16,170	$—	$—	$16,170
Barclays Bank plc	24,353	(20,000)	—	4,353
JPMorgan Chase Bank, N.A.	98,016	—	—	98,016

Total	$138,539	$(20,000)	$—	$118,539

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Citibank N.A.	$1,756	$—	$—	$1,756
Morgan Stanley & Co. International PLC	117,146	(30,000)	—	87,146

Total	$118,902	$(30,000)	$—	$88,902

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,139,706	$(663,443)	$(356,604)	$119,659
Barclays Bank plc	378,931	—	378,931	—
Citibank N.A.	5,579	—	(4,707)	872
Goldman Sachs International	284,959	(248,803)	(36,156)	—	*
JPMorgan Chase Bank, N.A.	573,983	—	573,983	—
Morgan Stanley & Co. International PLC	300,430	—	300,430	—
Morgan Stanley & Co. LLC	325,228	—	325,228	—
UBS AG	148,525	—	(65,089)	83,436

Total	$3,157,341	$(912,246)	$1,116,016	$203,967

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$356,604	$—	$356,604	$—
Barclays Bank plc	445,037	—	(378,931)	66,106
Citibank N.A.	4,707	—	4,707	—
Goldman Sachs International	36,156	—	36,156	—
JPMorgan Chase Bank, N.A.	626,102	(52,119)	(573,983)	—	*
Morgan Stanley & Co. International PLC	1,002,555	(623,177)	(300,430)	78,948
Morgan Stanley & Co. LLC	1,728,335	(1,403,107)	(325,228)	—	*
UBS AG	65,089	—	65,089	—

Total	$4,264,585	$(2,078,403)	$(1,116,016)	$145,054

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$111,690	$—	$—	$111,690
Morgan Stanley Capital Services LLC	93,701	—	93,701	—

Total	$205,391	$—	$93,701	$111,690

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$25,659	$—	$—	$25,659
Citibank N.A.	102,723	—	—	102,723
Morgan Stanley Capital Services LLC	689,863	(193,658)	(93,701)	402,504
Morgan Stanley & Co. International PLC	399,213	(383,106)	—	16,107

Total	$1,217,458	$(576,764)	$(93,701)	$546,993

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$4,369,485	$(1,646,824)	$(2,326,514)	$396,147
Barclays Bank plc	3,678,891	—	3,678,891	—
Citibank N.A.	951,936	—	741,022	210,914
Goldman Sachs International	3,478,436	(2,079,098)	(954,301)	445,037
JPMorgan Chase Bank, N.A.	5,865,020	—	5,865,020	—
Morgan Stanley & Co. International PLC	2,356,635	—	2,356,635	—
Morgan Stanley & Co. LLC	3,336,175	—	3,336,175	—
Morgan Stanley Capital Services LLC	338,536	—	338,536	—

Total	$24,375,114	$(3,725,922)	$13,035,464	$1,052,098

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$2,326,514	$—	$2,326,514	$—
Barclays Bank plc	6,188,047	(1,837,860)	(3,678,891)	671,296
Citibank N.A.	835,912	(94,890)	(741,022)	—
Goldman Sachs International	954,301	—	954,301	—
JPMorgan Chase Bank, N.A.	6,222,293	(357,273)	(5,865,020)	—	*
Morgan Stanley & Co. International PLC	6,641,198	(4,000,343)	(2,356,635)	284,220
Morgan Stanley & Co. LLC	12,971,039	(9,634,864)	(3,336,175)	—	*
Morgan Stanley Capital Services LLC	2,335,928	(902,949)	(338,536)	1,094,443

Total	$38,475,232	$(16,828,179)	$(13,035,464)	$2,049,959

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,072,534	$—	$(775,107)	$297,427
Barclays Bank plc	2,525,521	(801,556)	(994,796)	729,169
JPMorgan Chase Bank, N.A.	514,538	—	514,538	—
Morgan Stanley & Co. International PLC	326,884	—	326,884	—
State Street Bank and Trust Company	732,194	—	—	732,194
UBS AG	3,933,690	(1,063,345)	(1,105,986)	1,764,359

Total	$9,105,361	$(1,864,901)	$(2,034,467)	$3,523,149

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$775,107	$—	$775,107	$—
Barclays Bank plc	994,796	—	994,796	—
Goldman Sachs International	223,419	(223,419)	—	—	*
JPMorgan Chase Bank, N.A.	802,838	(243,802)	(514,538)	44,498
Morgan Stanley & Co. International PLC	1,152,580	(825,696)	(326,884)	—	*
UBS AG	1,105,986	—	1,105,986	—

Total	$5,054,726	$(1,292,917)	$2,034,467	$44,498

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley Capital Services LLC	$37,813	$—	$37,813	$—

Total	$37,813	$—	$37,813	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$180,688	$—	$(37,813)	$142,875

Total	$180,688	$—	$(37,813)	$142,875

*	The actual collateral received and/or pledged is more than the amount shown.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2019:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Alpha Only Fund	27,240,025	74,789,647	—	—	—
Consolidated Alternative Allocation Fund	228,428,214	95,925,850	—	3,986	276,685,599
Benchmark-Free Fund	115,738,551	241,890,488	—	—	22,335,557
Consolidated Implementation Fund	1,758,771,149	1,000,891,013	—	30,583	2,091,255,333
Consolidated SGM Major Markets Fund	993,203,234	2,023,999,686	—	—	—
Strategic Opportunities Allocation Fund	—	—	—	—	3,935,283

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only Fund	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Management Fee	0.50%	0.73%	0.65%	—	—	—	—	—	—	—	0.85%	1.10%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III		Class IV		Class V	Class VI	Class MF	Class R6		Class I
Alpha Only Fund		0.15%		0.10%
Alternative Allocation Fund	0.22%*	0.15%	*	0.105%	*	0.085%*	0.055%		0.22%	*	0.22%	*
Benchmark-Free Allocation Fund		0.15%		0.10%				0.10%	0.15%	*	0.15%
SGM Major Markets Fund		0.15%		0.10%	*		0.055%		0.15%	*	0.15%	*
Special Opportunities Fund		0.15%	*	0.10%	*	0.085%*	0.055%

*	Class is offered but has no shareholders as of August 31, 2019.

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund and Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund (the “Fund), GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap.

For Special Opportunities Fund (the “Fund”), GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period ended August 31, 2019, GMO did not recoup any previously recorded waivers and/or reimbursements.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

On August 31, 2019, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring during year ending February 29, 2020	Expiring during year ending February 28, 2021	Expiring during year ending February 28, 2022
Consolidated Special Opportunities Fund, Class VI	$—	$—	$—

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2020 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2020, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments to financial intermediaries that provide sub-transfer agent/recordkeeping services in respect of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments to third parties for sub-transfer agency, recordkeeping and other administrative services provided with respect to investors invested in Class I shares through an account maintained by a third party intermediary. These services are not primarily intended to result in the sale of Fund shares but are intended to provide ongoing services with respect to shareholders investing in Class I shares through a third-party platform or intermediary. The payments are, however, made pursuant to a service plan adopted pursuant to the provisions of Rule 12b-1 under the 1940 Act so as to ensure compliance with relevant regulations in the event payment for those services is nonetheless deemed to constitute the direct or indirect financing of distribution of a Fund’s shares by holders of its Class I shares. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares and may cost holders of those shares more than other types of sales charges.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2019 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Alpha Only Fund	1,493	170
Consolidated Alternative Allocation Fund	1,411	143
Benchmark-Free Allocation Fund	142,353	14,584
Benchmark-Free Fund	40,628	4,353
Global Asset Allocation Fund	24,284	2,552
Global Developed Equity Allocation Fund	5,692	558
Global Equity Allocation Fund	21,934	2,340
Consolidated Implementation Fund	115,896	12,045
International Developed Equity Allocation Fund	7,212	745
International Equity Allocation Fund	11,513	1,225
Consolidated SGM Major Markets Fund	17,477	1,833
Consolidated Special Opportunities Fund	6,113	794
Strategic Opportunities Allocation Fund	12,176	1,279

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the six month period ended August 31, 2019, the below Funds had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses*
Consolidated Alternative Allocation Fund	0.072%
Benchmark-Free Allocation Fund	0.218%	**
Benchmark-Free Fund	0.233%
Global Asset Allocation Fund	0.548%	**
Global Developed Equity Allocation Fund	0.520%
Global Equity Allocation Fund	0.571%
International Developed Equity Allocation Fund	0.612%
International Equity Allocation Fund	0.651%
Strategic Opportunities Allocation Fund	0.446%

*	Annualized.
**	Includes indirect dividend expense on short sales and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2019, the Funds did not engage in these transactions.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2019 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	9,488,436	52,800,589	12,902,297	76,021,952
Consolidated Alternative Allocation Fund	39,930,642	150,295,662	4,996,511	76,589,037
Benchmark-Free Allocation Fund	—	222,753,527	—	1,336,541,941
Benchmark-Free Fund	31,440,499	620,478,747	82,851,855	867,581,807
Global Asset Allocation Fund	—	334,914,700	—	581,618,853
Global Developed Equity Allocation Fund	—	48,253,194	—	75,514,848
Global Equity Allocation Fund	—	211,109,422	—	260,243,605
Consolidated Implementation Fund	202,406,417	3,685,181,748	761,234,366	4,116,968,889
International Developed Equity Allocation Fund	—	31,741,968	—	159,684,184
International Equity Allocation Fund	—	2,851,851	—	47,630,105
Consolidated SGM Major Markets Fund	126,539,540	—	312,841,250	—
Consolidated Special Opportunities Fund	—	91,073,659	—	105,432,000
Strategic Opportunities Allocation Fund	8,611,501	163,131,269	19,304,283	207,750,643

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the period ended August 31, 2019. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Strategic Opportunities Allocation Fund	—	62,548,093*	(2,457,638)*

*	Amounts represent the contribution of assets to the Fund’s wholly-owned subsidiary.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2019

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alpha Only Fund	4	#	98.71%	0.08%	98.71%
Alternative Allocation Fund	2	‡	92.39%	0.09%	99.88%
Benchmark-Free Allocation Fund	1		32.96%	0.95%	7.60%
Benchmark-Free Fund	1		10.01%	—	100.00%
Global Asset Allocation Fund	1	†	10.91%	0.13%	10.91%
Global Developed Equity Allocation Fund	3		77.61%	< 0.01%	—
Global Equity Allocation Fund	3		50.24%	0.02%	0.36%
Implementation Fund	1	‡	100.00%	—	100.00%
International Developed Equity Allocation Fund	5		94.37%	< 0.01%	3.17%
International Equity Allocation Fund	4		72.27%	0.01%	1.10%
SGM Major Markets Fund	2	#	86.10%	0.20%	87.86%
Special Opportunities Fund	2	#	97.35%	0.95%	97.93%
Strategic Opportunities Allocation Fund	1		15.60%	0.01%	99.92%

#	Two of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.
†	One of the shareholders is another fund managed by GMO.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Alpha Only Fund
Class III:
Shares sold	—	$—	185	$3,742
Shares issued to shareholders in reinvestment of distributions	12,615	230,460	15,346	312,597
Shares repurchased	(343,751)	(6,091,218)	(5,999)	(122,143)

Net increase (decrease)	(331,136)	$(5,860,758)	9,532	$194,196

Class IV:
Shares sold	1,071,761	$20,426,724	221,762	$4,732,310
Shares issued to shareholders in reinvestment of distributions	109,402	1,999,894	195,531	3,994,806
Shares repurchased	(1,814,036)	(35,156,021)	(5,697,460)	(119,059,252)

Net increase (decrease)	(632,873)	$(12,729,403)	(5,280,167)	$(110,332,136)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Consolidated Alternative Allocation Fund
Class VI:*
Shares sold	9,876,053	$197,490,188
Shares repurchased	(422,497)	(8,446,062)

Net increase (decrease)	9,453,556	$189,044,126

Benchmark-Free Allocation Fund
Class III:
Shares sold	9,313,684	$246,175,579	32,631,304	$862,230,122
Shares issued to shareholders in reinvestment of distributions	142,231	3,818,900	5,811,792	145,209,181
Shares repurchased	(27,825,533)	(737,115,482)	(48,294,259)	(1,277,160,943)
Purchase premiums	—	—	—	39,641
Redemption fees	—	—	—	167,615

Net increase (decrease)	(18,369,618)	$(487,121,003)	(9,851,163)	$(269,514,384)

Class IV:
Shares sold	7,013,208	$187,828,820	7,662,380	$205,663,818
Shares issued to shareholders in reinvestment of distributions	99,640	2,675,341	3,065,368	76,610,120
Shares repurchased	(10,899,237)	(287,977,697)	(6,147,951)	(165,132,629)
Purchase premiums	—	—	—	21,378
Redemption fees	—	—	—	90,813

Net increase (decrease)	(3,786,389)	$(97,473,536)	4,579,797	$117,253,500

Class MF:
Shares sold	501,749	$13,150,665	3,426,511	$93,600,847
Shares issued to shareholders in reinvestment of distributions	149,477	4,016,443	6,001,525	150,215,640
Shares repurchased	(22,246,224)	(588,326,106)	(62,982,219)	(1,665,823,005)
Purchase premiums	—	—	—	43,344
Redemption fees	—	—	—	184,060

Net increase (decrease)	(21,594,998)	$(571,158,998)	(53,554,183)	$(1,421,779,114)

Class I:**
Shares sold	1,254,070	$32,548,065

Net increase (decrease)	1,254,070	$32,548,065

Benchmark-Free Fund
Class III:
Shares sold	219,145	$4,250,058	1,450,645	$28,887,826
Shares issued to shareholders in reinvestment of distributions	902,546	17,969,685	6,502,932	120,659,905
Shares repurchased	(15,756,482)	(308,993,045)	(60,662,790)	(1,208,110,666)
Purchase premiums	—	—	—	336
Redemption fees	—	—	—	207,148

Net increase (decrease)	(14,634,791)	$(286,773,302)	(52,709,213)	$(1,058,355,451)

Global Asset Allocation Fund
Class III:
Shares sold	734,314	$23,302,281	5,490,395	$173,901,818
Shares issued to shareholders in reinvestment of distributions	202,542	6,606,922	1,865,170	55,431,050
Shares repurchased	(8,851,042)	(283,607,847)	(20,986,043)	(673,632,516)
Purchase premiums	—	—	—	27,802
Redemption fees	—	—	—	108,369

Net increase (decrease)	(7,914,186)	$(253,698,644)	(13,630,478)	$(444,163,477)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Global Developed Equity Allocation Fund
Class III:
Shares sold	1,268	$27,967	457,094	$10,322,581
Shares issued to shareholders in reinvestment of distributions	325,905	7,107,991	596,334	11,632,446
Shares repurchased	(1,445,962)	(31,494,090)	(442,673)	(9,789,591)
Purchase premiums	—	—	—	258
Redemption fees	—	—	—	1,005

Net increase (decrease)	(1,118,789)	$(24,358,132)	610,755	$12,166,699

Global Equity Allocation Fund
Class III:
Shares sold	1,648,797	$42,138,807	444,185	$10,967,674
Shares issued to shareholders in reinvestment of distributions	206,162	5,277,753	2,124,109	47,654,007
Shares repurchased	(4,265,796)	(104,440,789)	(22,767,344)	(574,345,381)
Purchase premiums	—	—	—	1,206
Redemption fees	—	—	—	38,129

Net increase (decrease)	(2,410,837)	$(57,024,229)	(20,199,050)	$(515,684,365)

Consolidated Implementation Fund
Core Class:
Shares sold	11,302,921	$149,905,473	53,767,458	$725,998,997
Shares issued to shareholders in reinvestment of distributions	2,369,227	31,889,793	32,476,425	409,637,549
Shares repurchased	(94,379,290)	(1,254,960,450)	(224,797,135)	(2,976,877,616)
Purchase premiums	—	—	—	64,769
Redemption fees	—	—	—	265,297

Net increase (decrease)	(80,707,142)	$(1,073,165,184)	(138,553,252)	$(1,840,911,004)

International Developed Equity Allocation Fund
Class III:
Shares sold	2,121,129	$31,201,517	2,924,421	$45,659,271
Shares issued to shareholders in reinvestment of distributions	73,234	1,098,516	1,267,608	17,246,624
Shares repurchased	(10,718,464)	(160,192,465)	(3,755,589)	(54,697,422)
Purchase premiums	—	—	—	13,253
Redemption fees	—	—	—	2,696

Net increase (decrease)	(8,524,101)	$(127,892,432)	436,440	$8,224,422

International Equity Allocation Fund
Class III:
Shares sold	2,188	$62,821	1,893,252	$52,196,705
Shares issued to shareholders in reinvestment of distributions	112,950	3,242,804	1,163,600	30,504,692
Shares repurchased	(9,653,801)	(263,622,882)	(5,250,756)	(153,022,310)
Purchase premiums	—	—	—	2,500
Redemption fees	—	—	—	112,011

Net increase (decrease)	(9,538,663)	$(260,317,257)	(2,193,904)	$(70,206,402)

Class R6:***
Shares sold	8,056,830	$218,098,391

Net increase (decrease)	8,056,830	$218,098,391

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Consolidated SGM Major Markets Fund
Class III:
Shares sold	411,398	$13,455,947	698,577	$22,365,425
Shares issued to shareholders in reinvestment of distributions	6,733	216,658	493	15,376
Shares repurchased	(848,833)	(26,734,858)	(123,398)	(3,927,391)

Net increase (decrease)	(430,702)	$(13,062,253)	575,672	$18,453,410

Class IV:****
Shares sold	—	$—	716,660	$22,968,951
Shares issued to shareholders in reinvestment of distributions	5,236	167,985	1,479	45,911
Shares repurchased	(721,896)	(23,005,950)	(376,300)	(12,060,027)

Net increase (decrease)	(716,660)	$(22,837,965)	341,839	$10,954,835

Class VI:
Shares sold	800,662	$25,995,482	3,148,079	$101,038,565
Shares issued to shareholders in reinvestment of distributions	230,605	7,404,737	161,370	5,015,389
Shares repurchased	(5,479,199)	(177,179,104)	(25,149,237)	(797,582,448)

Net increase (decrease)	(4,447,932)	$(143,778,885)	(21,839,788)	$(691,528,494)

Consolidated Special Opportunities Fund
Class VI:
Shares sold	126,580	$2,408,909	2,131,059	$39,420,310
Shares issued to shareholders in reinvestment of distributions	26,496	506,076	11,369,351	229,777,570
Shares repurchased	(3,955,654)	(75,995,712)	(32,277,502)	(703,196,434)
Purchase premiums	—	12,105	—	183,017
Redemption fees	—	379,979	—	3,500,942

Net increase (decrease)	(3,802,578)	$(72,688,643)	(18,777,092)	$(430,314,595)

Strategic Opportunities Allocation Fund
Class III:
Shares sold	—	$—	772,153	$15,269,024
Shares issued to shareholders in reinvestment of distributions	638,637	12,702,484	4,419,377	84,991,102
Shares repurchased	(2,789,300)	(54,113,760)	(17,197,584)	(345,325,134)
Redemption fees	—	—	—	192,588

Net increase (decrease)	(2,150,663)	$(41,411,276)	(12,006,054)	$(244,872,420)

*	The period under the heading “Six Months Ended August 31, 2019 (Unaudited)” represents the period from May 1, 2019 (commencement of operations) through August 31, 2019.
**	The period under the heading “Six Months Ended August 31, 2019 (Unaudited)” represents the period from August 8, 2019 (commencement of operations) through August 31, 2019.
***	The period under the heading “Six Months Ended August 31, 2019 (Unaudited)” represents the period from August 30, 2019 (commencement of operations) through August 31, 2019.
****	For the period July 18, 2019 to August 31, 2019, Class IV had no shareholders.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$19,030,041	$20,228,423	$37,102,891	$29,007		$—	$—	$—	$2,155,573

Consolidated Alternative Allocation Fund
GMO Alpha Only Fund, Class IV	$—	$20,949,918	$—	$111,709		$411,484	$—	$(1,506,173)	$19,443,745

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$455,898,632	$6,964,511	$77,005,404	$6,177,683		$—	$(2,786,200)	$17,275,419	$400,346,958
GMO High Yield Fund, Class VI	149,579,077	3,078,916	—	3,078,916		—	—	4,392,104	157,050,097
GMO Implementation Fund	8,726,210,310	180,877,725	1,011,342,571	30,972,253		—	9,283,691	(145,319,397)	7,759,709,758
GMO Opportunistic Income Fund, Class VI	551,229,863	21,481,094	83,812,996	5,461,165		—	5,975,386	4,782,300	499,655,647
GMO Risk Premium Fund, Class VI	286,420,244	1,822,193	42,765,134	1,227,490		—	305,427	6,011,271	251,794,001
GMO SGM Major Markets Fund, Class VI	840,481,004	5,823,290	71,499,339	5,823,290		—	1,755,776	(23,852,253)	752,708,478
GMO Special Opportunities Fund, Class VI	294,753,740	2,705,797	50,116,497	—		354,963	(2,639,271)	7,122,326	251,826,095

Totals	$11,304,572,870	$222,753,526	$1,336,541,941	$52,740,797		$354,963	$11,894,809	$(129,588,230)	$10,073,091,034

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$152,403,763	$1,925,370	$26,000,000	$1,925,370		$—	$(912,998)	$5,370,483	$132,786,618
GMO Emerging Markets Fund, Class VI	382,252,830	2,065,947	35,500,000	2,065,947		—	3,074,756	(15,677,346)	336,216,187
GMO Opportunistic Income Fund, Class VI	187,691,229	1,902,303	7,127,000	1,902,303		—	658,094	3,029,521	186,154,147
GMO Risk Premium Fund, Class VI	111,153,978	432,707	20,563,000	432,707		—	(113,399)	2,290,684	93,200,970
GMO SGM Major Markets Fund, Class VI	134,030,636	945,565	6,225,000	945,565		—	420,267	(4,155,693)	125,015,775
GMO Special Opportunities Fund, Class VI	109,380,816	127,367	15,700,000	—		127,367	369,003	595,255	94,772,441
GMO U.S. Treasury Fund	—	24,601,720	23,689,853	—	**	—	—	—	911,867

Totals	$1,076,913,252	$32,000,979	$134,804,853	$7,271,892		$127,367	$3,495,723	$(8,547,096)	$969,058,005

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$55,140,779	$584,521	$35,156,021	$124,803		$459,718	$(7,138,199)	$3,554,422	$16,985,502
GMO Alternative Allocation Fund, Class VI	—	161,156,171	8,446,062	—		—	(3,882)	610,825	153,317,052

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Asset Allocation Bond Fund, Class VI	$227,286,993		$3,840,414	$71,132,635	$3,840,414		$—	$(9,142,012)	$18,649,062	$169,501,822
GMO Core Plus Bond Fund, Class IV	282,224,826		499,000	52,759,265	—		—	1,013,617	23,187,225	254,165,403
GMO Emerging Country Debt Fund, Class IV	65,866,747		914,824	9,327,601	914,824		—	(229,984)	2,363,745	59,587,731
GMO Emerging Markets Fund, Class VI	358,618,059		24,415,693	41,391,700	2,092,501		—	4,265,681	(15,806,766)	330,100,967
GMO International Equity Fund, Class IV	410,667,438		6,125,081	33,829,101	693,220		—	(7,459,218)	(5,191,593)	370,312,607
GMO Opportunistic Income Fund, Class VI	36,987,265		369,412	4,050,415	369,412		—	272,537	458,391	34,037,190
GMO Quality Fund, Class VI	140,373,291		1,387,252	117,618,743	284,425		1,102,827	11,259,029	162,149	35,562,978
GMO Risk Premium Fund, Class VI	48,646,796		83,599	31,892,974	83,598		—	(81,579)	1,250,405	18,006,247
GMO SGM Major Markets Fund, Class VI	57,183,044		—	58,772,599	—		—	3,049,584	(1,460,029)	—
GMO U.S. Equity Fund, Class VI	143,172,153		4,148,625	14,935,267	676,497		3,472,128	(1,125,059)	1,841,369	133,101,821
GMO U.S. Small Cap Value Fund, Class VI	—		108,320,000	3,085,541	—		—	24,488	(4,524,851)	100,734,096
GMO U.S. Treasury Fund	83,433,020		23,070,109	99,215,095	365,998		—	(1,727)	1,728	7,288,035

Totals	$1,909,600,411		$334,914,701	$581,613,019	$9,445,692		$5,034,673	$(5,296,724)	$25,096,082	$1,682,701,451

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$45,675,429		$247,388	$4,206,826	$247,388		$—	$613,997	$(2,069,509)	$40,260,479
GMO International Equity Fund, Class IV	212,821,229		357,766	13,516,103	357,766		—	(909,888)	(6,064,627)	192,688,377
GMO Quality Fund, Class VI	91,967,553		1,350,071	26,946,524	224,160		869,154	3,416,093	3,159,020	72,946,213
GMO U.S. Equity Fund, Class VI	97,294,103		2,550,826	30,845,396	415,952		2,134,874	(1,861,943)	3,019,697	70,157,287
GMO U.S. Small Cap Value Fund, Class VI	—		43,747,145	—	—		—	—	(1,879,991)	41,867,154

Totals	$447,758,314		$48,253,196	$75,514,849	$1,245,266		$3,004,028	$1,258,259	$(3,835,410)	$417,919,510

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$432,155,290		$7,093,748	$9,183,972	$2,519,362		$—	$456,622	$(16,283,954)	$414,237,734
GMO International Equity Fund, Class IV	677,968,641		24,758,225	32,459,638	1,193,645		—	(10,030,638)	(14,639,531)	645,597,059
GMO Quality Fund, Class VI	237,080,031		6,520,768	32,787,189	605,024		2,345,911	2,959,107	11,953,014	225,725,731
GMO U.S. Equity Fund, Class VI	290,040,276		7,903,416	184,112,806	1,104,938		5,671,106	(15,344,043)	20,461,999	118,948,842
GMO U.S. Small Cap Value Fund, Class VI	—		164,833,265	1,700,000	—		—	(16,304)	(7,006,919)	156,110,042

Totals	$1,637,244,238		$211,109,422	$260,243,605	$5,422,969		$8,017,017	$(21,975,256)	$(5,515,391)	$1,560,619,408

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$—		$72,469,686	$70,064,574	$—	**	$—	$—	$—	$2,405,112
Oneida Group	—	#	419,319	—	—		—	—	(2,689,905)	2,984,182

Totals	$—		$72,889,005	$70,064,574	$—		$—	$—	$(2,689,905)	$5,389,294

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2019 (Unaudited)

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$57,057,016		$4,815,026	$17,843,445	$319,230	$—	$1,679,893	$(2,771,898)	$42,936,592
GMO International Equity Fund, Class IV	515,607,672		26,926,942	141,840,739	884,599	—	(38,141,289)	25,452,993	388,005,579

Totals	$572,664,688		$31,741,968	$159,684,184	$1,203,829	$—	$(36,461,396)	$22,681,095	$$430,942,171

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$322,997,438		$1,815,054	$18,607,542	$1,815,054	$—	$1,622,976	$(12,442,576)	$295,385,350
GMO International Equity Fund, Class IV	606,692,593		1,036,797	29,022,563	1,036,797	—	(5,551,728)	(14,749,393)	558,405,706

Totals	$929,690,031		$2,851,851	$47,630,105	$2,851,851	$—	$(3,928,752)	$(27,191,969)	$853,791,056

Consolidated Special Opportunities Fund
Eventbrite, Inc. – Class A	$—	#	$—	$1,200,055	$—	$—	$(80,978)	$—	$—	##
Jagercor Energy Corp	45,594		—	0	—	—	(317,181)	271,587	—

Totals	$45,594		$—	$1,200,055	$—	$—	$(398,159)	$271,587	$—

Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$90,334,045		$—	$7,924,114	$—	$—	$346,499	$7,952,201	$90,708,631
GMO Emerging Country Debt Fund, Class IV	31,398,277		458,787	1,276,201	458,787	—	(22,946)	1,083,163	31,641,080
GMO Emerging Markets Fund, Class VI	206,302,480		12,556,453	8,067,420	1,266,453	—	1,007,213	(8,963,662)	202,835,064
GMO International Equity Fund, Class IV	228,072,858		409,159	—	409,160	—	—	(8,113,727)	220,368,290
GMO Opportunistic Income Fund, Class VI	23,830,200		251,031	—	251,031	—	—	483,960	24,565,191
GMO Quality Fund, Class VI	80,218,024		884,713	19,017,565	181,391	703,323	1,375,706	3,130,541	66,591,419
GMO U.S. Equity Fund, Class VI	48,300,438		1,042,408	17,309,151	169,981	872,427	(2,300,063)	2,290,638	32,024,270
GMO U.S. Small Cap Value Fund, Class VI	—		62,548,113	—	—	—	—	(2,658,295)	59,889,818
GMO U.S. Treasury Fund	24,214,549		20,087,603	44,074,000	163,645	—	—	—	228,152

Totals	$732,670,871		$98,238,267	$97,668,451	$2,900,448	$1,575,750	$406,409	$(4,795,181)	$728,851,915

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through August 31, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2020.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund (see Note 2). Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $7,190 and $28,466 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

#	Security not an affiliate at the beginning of the period.
##	No longer an affiliate at period end.

11.	Subsequent events

Subsequent to August 31, 2019, GMO Global Developed Equity Allocation Fund received redemption requests in the amount of $348,641,972.

GMO Trust Funds

Board Review of Investment Management Agreement

August 31, 2019 (Unaudited)

GMO Alpha Only Fund

Approval of renewal of management agreement for GMO Alpha Only Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against the fees the Fund pays the Manager the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Alternative Allocation Fund

Approval of renewal of management agreement for GMO Alternative Allocation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”). Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered that the Fund had only a limited operating history. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees also considered the performance of the other GMO funds managed by the investment division that manages the Fund.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share), including information provided by the Manager in connection with the Trustees’ initial approval of the Fund’s management agreement regarding the Fund’s expense ratio as compared to the expense ratios of another GMO fund and funds managed by other managers in a peer group determined by the Manager to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by the Manager in connection with the Trustees’ initial approval of the Fund’s management agreement comparing the management fee payable by the Fund to the management fees of another GMO fund and of funds managed by other managers that were determined by the Manager to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

Since the Fund had only recently commenced operations, no information regarding the Manager’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, review information provided to them by the Manager regarding its profits from managing the Trust overall. The Trustees took note of “fallout benefits” to the Manager resulting from its management of

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against the fees the Fund pays the Manager the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by the Manager in managing the Fund relative to the risks borne by the Manager in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing and supplemental support fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against the fees the Fund pays the Manager the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Manager does not charge a fee to the Fund under the Fund’s management agreement or to different share classes of the Fund under the Fund’s shareholder servicing and supplemental support agreement but that the Fund and its share classes instead indirectly bear the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Manager does not charge a fee to the Fund under the Fund’s management agreement or to different share classes of the Fund under the Fund’s shareholder servicing and supplemental support agreement but that the Fund and its share classes instead indirectly bear the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Manager does not charge a fee to the Fund under the Fund’s management agreement or to different share classes of the Fund under the Fund’s shareholder servicing and supplemental support agreement but that the Fund and its share classes instead indirectly bear the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Manager does not charge a fee to the Fund under the Fund’s management agreement or to different share classes of the Fund under the Fund’s shareholder servicing and supplemental support agreement but that the Fund and its share classes instead indirectly bear the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Manager does not receive any fees under the Fund’s management agreement or shareholder servicing and supplemental support agreement.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Manager does not charge a fee to the Fund under the Fund’s management agreement or to different share classes of the Fund under the Fund’s shareholder servicing and supplemental support agreement but that the Fund and its share classes instead indirectly bear the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Manager does not charge a fee to the Fund under the Fund’s management agreement or to different share classes of the Fund under the Fund’s shareholder servicing and supplemental support agreement but that the Fund and its share classes instead indirectly bear the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO SGM Major Markets Fund

Approval of renewal of management agreement for GMO SGM Major Markets Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to fees received by the Manager for providing sub-advisory services to a fund managed by a third party and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to the third-party fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by the Manager in managing the Fund relative to the risks borne by the Manager in managing third party funds and those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Special Opportunities Fund

Approval of renewal of management agreement for GMO Special Opportunities Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided to each class by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 6, 2019, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2019 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of the Manager. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 16, 2019, the Trustees discussed at length with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 6, 2019. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund using investment strategies similar to those the Manager used in managing the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2019 (Unaudited)

risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Manager does not charge a fee to the Fund under the Fund’s management agreement or to different share classes of the Fund under the Fund’s shareholder servicing and supplemental support agreement but that the Fund and its share classes instead indirectly bear the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, as well as changes in that methodology, and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and valuation, legal, accounting and compliance personnel). The Trustees considered personnel changes at the Manager recently and over longer periods. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Fund Expenses

August 31, 2019 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2019.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2019 through August 31, 2019.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

Alpha Only Fund
Class III	$1,000.00	$908.70	$3.74	$1,000.00	$1,021.22	$3.96	0.78%
Class IV	$1,000.00	$909.40	$3.50	$1,000.00	$1,021.47	$3.71	0.73%

Alternative Allocation Fund
Class VI (a)	$1,000.00	$1,004.00	$3.94	$1,000.00	$1,019.20	$5.99	1.18%

Benchmark-Free Allocation Fund
Class III	$1,000.00	$989.50	$4.35	$1,000.00	$1,020.76	$4.42	0.87%
Class IV	$1,000.00	$990.20	$4.10	$1,000.00	$1,021.01	$4.17	0.82%
Class MF	$1,000.00	$990.10	$4.10	$1,000.00	$1,021.01	$4.17	0.82%
Class I (b)	$1,000.00	$993.50	$0.61	$1,000.00	$1,020.26	$4.93	0.97%

Benchmark-Free Fund
Class III	$1,000.00	$991.30	$1.45	$1,000.00	$1,023.68	$1.48	0.29%

Global Asset Allocation Fund
Class III	$1,000.00	$1,017.50	$2.79	$1,000.00	$1,022.37	$2.80	0.55%

Global Developed Equity Allocation Fund
Class III	$1,000.00	$1,002.30	$2.62	$1,000.00	$1,022.52	$2.64	0.52%

Global Equity Allocation Fund
Class III	$1,000.00	$992.40	$2.85	$1,000.00	$1,022.27	$2.90	0.57%

Implementation Fund
Core Class	$1,000.00	$986.30	$0.40	$1,000.00	$1,024.73	$0.41	0.08%

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2019 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

International Developed Equity Allocation Fund
Class III	$1,000.00	$967.00	$3.02	$1,000.00	$1,022.07	$3.10	0.61%

International Equity Allocation Fund
Class III	$1,000.00	$967.50	$3.21	$1,000.00	$1,021.87	$3.30	0.65%
Class R6(c)	$1,000.00	$1,000.00	$0.02	$1,000.00	$1,021.87	$3.30	0.65%

SGM Major Markets Fund
Class III	$1,000.00	$977.70	$5.02	$1,000.00	$1,020.06	$5.13	1.00%
Class VI	$1,000.00	$977.90	$4.52	$1,000.00	$1,020.56	$4.62	0.91%

Special Opportunities Fund
Class VI	$1,000.00	$1,016.10	$6.18	$1,000.00	$1,019.00	$6.19	1.22%

Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,002.40	$2.42	$1,000.00	$1,022.72	$2.44	0.48%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2019, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

(a)

For the period May 1, 2019 (commencement of operations) through August 31, 2019, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2019, multiplied by the average account value over the period, multiplied by 122 days in the period, divided by 366 days in the year.

(b)

For the period August 8, 2019 (commencement of operations) through August 31, 2019, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2019, multiplied by the average account value over the period, multiplied by 23 days in the period, divided by 366 days in the year.

(c)

For the period August 30, 2019 (commencement of operations) through August 31, 2019, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2019, multiplied by the average account value over the period, multiplied by 1 day in the period, divided by 366 days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: November 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: November 1, 2019

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: November 1, 2019